UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:                 (240) 497-6400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Semiannual Report

JUNE 30, 2020

Government Money Market ProFund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (www.profunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 888-PRO-FNDS (888-776-3637) or by sending an e-mail request to info@profunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 888-PRO-FNDS (888-776-3637) or send an email request to info@profunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Expense Examples
5	Financial Statements and Financial Highlights
9	Notes to Financial Statements
15	Government Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

During times of uncertainty such as these, we appreciate the opportunity to reaffirm our commitment to our customers, partners and associates. ProFunds is focused on continually taking the necessary steps to ensure the safety of our associates and effective management of our funds. The following is the semiannual report to shareholders of the Government Money Market ProFund for the six months ended June 30, 2020.

The Government Money Market ProFund is a "master feeder" arrangement whereby it invests substantially all of its assets in the Government Cash Management Portfolio, a separately registered investment company managed by DWS Investment Management Americas, Inc.

Money market rates moved in a range of 0.04% to 1.60% during the period, closely tracking the effective federal funds rate, which ended the period at 0.08%.

COVID-19 Concerns Roiled the Economy and Markets

The fallout from the COVID-19 (coronavirus) took a toll on the global economy. In the U.S., first-quarter real GDP contracted 5% annualized, down from a 2.6% rise in the previous quarter. National unemployment, which registered at 3.5% in December 2019, closed June at 11.1%.

Concerns about diminishing economic activity led to widespread selling of stocks and other riskier asset classes during the first quarter. To support the U.S. economy and markets, the Federal Reserve (Fed) cut its fed funds rate target to 0.00%-0.25% in March. Lawmakers and the central bank proceeded to introduce programs that offered trillions of dollars in combined stimulus. Stock prices rebounded in the second quarter, although market concerns about COVID and the economy lingered.

Yields Plunged

During the six-month period, economic uncertainty and stimulus bolstered demand for U.S. Treasury bonds, propelling their prices higher and yields, which move opposite to price, lower. Over the six months, the Ryan Labs Returns Treasury Yield Curve 30 Year Index and Ryan Labs Returns Treasury Yield Curve 10 Year Index rose 25.1% and 12.8%, respectively. The 30-year U.S. Treasury yield dropped and closed June at 1.41%, and 10-year Treasury's yield fell, ending the period at 0.66%. The U.S. dollar rose 3.0% against a basket of currencies over the period, based on the Bloomberg Dollar Spot Index.

Money Market Flows Fell in the Volatile Environment

The Government Money Market ProFund experienced outflows of 6.3% and ProFunds' assets under management fell by 13.4% over the reporting period.

We thank you for the trust and confidence you have placed in us by choosing the Government Money Market ProFund and appreciate the opportunity to continue serving your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings and Expense Examples

4 :: Government Money Market ProFund :: Allocation of Portfolio Holdings and Expense Examples :: June 30, 2020 (unaudited)

Investment Objective: The Government Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Government Money Market ProFund
Market Exposure

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio(a)	91%
Total Exposure	91%

(a)	The Government Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Government Cash Management Portfolio
Asset Allocation(a)

Investment Type	% of Net Assets
Government & Agency Obligations:
U.S. Government Sponsored Agencies	56%
U.S. Treasury Obligations	19%
Repurchase Agreements	25%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Government Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended June 30, 2020.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended June 30, 2020.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on the ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expense)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period*	Ending Account Value 6/30/20	Expenses Paid During Period*
Government Money Market ProFund – Investor Class	0.55%	$1,000.00	$1,001.30	$2.74	$1,022.13	$2.77
Government Money Market ProFund – Service Class	0.72%	1,000.00	1,000.10	3.58	1,021.28	3.62

*	Expenses are equal to the average account value over the period multiplied by the ProFund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Financial Statements and Financial Highlights

6 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Investment in Government Cash Management Portfolio, at value	$243,058,640
Receivable for capital shares issued	38,097,281
Receivable from Advisor under a yield support agreement	61,518
Prepaid expenses	26,552
TOTAL ASSETS	281,243,991

LIABILITIES:
Distributions payable	213
Payable for capital shares redeemed	13,113,525
Administration fees payable	6,724
Trustee fees payable	91
Transfer agency fees payable	30,916
Fund accounting fees payable	5,000
Compliance services fees payable	2,419
Service fees payable	1,325
Other accrued expenses	83,151
TOTAL LIABILITIES	13,243,364
NET ASSETS	$268,000,627
NET ASSETS CONSIST OF:
Capital	$268,005,544
Total distributable earnings (loss)	(4,917)
NET ASSETS	$268,000,627

INVESTOR CLASS:
Net Assets	$256,609,337
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	256,612,558
Net Asset Value (offering and redemption price per share)	$1.00

SERVICE CLASS:
Net Assets	$11,391,290
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	11,391,380
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Period Ended June 30, 2020

INVESTMENT INCOME:
Interest	$1,111,645	(a)
Expenses	(98,637	)(a)(b)
TOTAL INVESTMENT INCOME	1,013,008

EXPENSES:
Management services fees	494,363
Administration fees	44,077
Distribution and services fees-Service Class	46,761
Transfer agency fees	197,548
Administrative services fees	163,196
Registration and filing fees	29,286
Fund accounting fees	5,000
Trustee fees	3,890
Compliance services fees	2,419
Service fees	8,660
Other fees	72,629
Recoupment of prior expenses reimbursed by the Advisor	108,449
Total Gross Expenses before reductions	1,176,278
Less Expenses reduced by the Advisor	(490,592)
TOTAL NET EXPENSES	685,686
NET INVESTMENT INCOME	327,322

REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,284	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$329,606

(a)	Allocated from Government Cash Management Portfolio.

(b)	For the period ended June 30, 2020, the Advisor to the Government Cash Management Portfolio waived fees, of which $93,680 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 7

Statements of Changes in Net Assets

	Period Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$327,322	$4,332,838
Net realized gains (losses) on investments	2,284	(3,256)
Change in net assets resulting from operations	329,606	4,329,582

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions
Investor Class	(326,190)	(4,298,300)
Service Class	(1,134)	(36,511)
Change in net assets resulting from distributions	(327,324)	(4,334,811)

CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	2,498,382,357	4,917,216,483
Service Class	58,602,470	69,465,496
Distributions reinvested
Investor Class	314,362	4,191,800
Service Class	1,134	36,500
Value of shares redeemed
Investor Class	(2,519,822,191)	(5,103,875,422)
Service Class	(55,648,542)	(75,587,916)
Change in net assets resulting from capital transactions	(18,170,410)	(188,553,059)
Change in net assets	(18,168,128)	(188,558,288)

NET ASSETS:
Beginning of period	286,168,755	474,727,043
End of period	$268,000,627	$286,168,755

SHARE TRANSACTIONS:
Issued
Investor Class	2,498,380,508	4,917,216,440
Service Class	58,602,470	69,465,496
Reinvested
Investor Class	314,362	4,191,800
Service Class	1,134	36,500
Redeemed
Investor Class	(2,519,822,191)	(5,103,875,422)
Service Class	(55,648,542)	(75,587,916)
Change in shares	(18,172,259)	(188,553,102)

See accompanying notes to the financial statements.

8 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From								Ratios to Average Net Assets				Supplemental Data
	Net Asset													Net Asset
	Value,	Net		Net Realized		Total from		Net		Net Realized				Value,					Net	Net Assets,
	Beginning	Investment		Gains (Losses)		Investment		Investment		Gains on		Total		End of	Total	Gross	Net		Investment	End of Period
	of Period	Income(a)(b)		on Investments(b)		Activities		Income		Investments		Distributions		Period	Return(c)	Expenses(b)(d)(e)	Expenses(b)(d)		Income(b)(d)	(000's)
Government Money Market ProFund
Investor Class
Period Ended June 30, 2020 (unaudited)	$1.000	0.001		—	(f)	0.001		(0.001)		—		(0.001)		$1.000	0.13%	0.86%	0.55	%(g)	0.24%	$256,609
Year Ended December 31, 2019	$1.000	0.013		—	(f)	0.013		(0.013)		—		(0.013)		$1.000	1.25%	0.98%	0.98%		1.26%	$277,733
Year Ended December 31, 2018	$1.000	0.009		—	(f)	0.009		(0.009)		—	(f)	(0.009)		$1.000	0.86%	1.01%	1.01%		0.87%	$460,210
Year Ended December 31, 2017	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.96%	0.90%		0.02%	$386,955
Year Ended December 31, 2016	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.84%	0.41	%(g)	0.02%	$304,901
Year Ended December 31, 2015	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.86%	0.23	%(g)	0.02%	$422,541
Service Class
Period Ended June 30, 2020 (unaudited)	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.01%	1.69%	0.72	%(g)	0.02%	$11,391
Year Ended December 31, 2019	$1.000	0.003		—	(f)	0.003		(0.003)		—		(0.003)		$1.000	0.31%	1.98%	1.98%		0.32%	$8,436
Year Ended December 31, 2018	$1.000	0.002		—	(f)	0.002		(0.002)		—	(f)	(0.002)		$1.000	0.20%	1.64%	1.64%		0.20%	$14,517
Year Ended December 31, 2017	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.96%	0.90%		0.02%	$13,037
Year Ended December 31, 2016	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.84%	0.41	%(g)	0.02%	$22,011
Year Ended December 31, 2015	$1.000	—	(f)	—	(f)	—	(f)	—	(f)	—		—	(f)	$1.000	0.02%	0.86%	0.23	%(g)	0.02%	$43,741

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.

(c)	Not annualized for periods less than one year.

(d)	Annualized for period less than one year.

(e)	For the periods ended June 30, 2020, December 31, 2019, December 31, 2018, December 31, 2017, December 31, 2016, and December 31, 2015, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.07%, 0.07%, 0.04%, 0.03%, 0.05%, and 0.03%, respectively.

(f)	Amount is less than $0.0005.

(g)	The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

10 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2020 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Government Money Market ProFund, (the "ProFund"). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Government Cash Management Portfolio (the "Portfolio"), an open-end management investment company that is advised by DWS Investment Management Americas, Inc. ("DIMA") and has the same investment objective as the ProFund. As of June 30, 2020, the percentage of the Portfolio's interests owned by the ProFund was 1.1%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund's financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio's net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio's Notes to Financial Statements included elsewhere in this report provide information about the Portfolio's valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio's income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs

June 30, 2020 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 11

used for valuing the ProFund's investments are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical assets

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the ProFund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of June 30, 2020, the ProFund's $243,058,640 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund's master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the period ended June 30, 2020.

4. Fees and Transactions with Affiliates and Other Parties

ProFund Advisors LLC (the "Advisor") serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

FIS Investor Services LLC ("FIS") acts as the Trust's transfer agent. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the

ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Distribution and Service Fees were suspended effective June 1, 2020 throughout the remainder of the period ended June 30, 2020. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares for the entire period, the Distribution and Service Fees would have been $56,599 for the period ended June 30, 2020. All or a portion of the Distribution and Services Fees may be reinstated at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as "Service fees".

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as "Administrative services fees".

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at the annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2020, actual Trustee compensation was $346,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees".

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) as follows:

	For the Period May 1, 2020 through April 30, 2021		For the Period May 1, 2019 through April 30, 2020
	Investor Class	Service Class	Investor Class	Service Class
Government Money Market ProFund	0.98%	1.98%	0.98%	1.98%

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2021 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor has contractually undertaken to waive its fees and/or reimburse certain expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2021.

12 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2020 (unaudited)

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor". As of June 30, 2020, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/23	Expires 4/30/24	Total
Government Money Market ProFund	$204,782	$292,004	$496,786

5. Investment Risks

The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.

6. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2019
Government Money Market ProFund	$4,333,453	$4,333,453
December 31, 2018
Government Money Market ProFund	$3,295,941	$3,295,941

June 30, 2020 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 13

As of the most recent tax year ended December 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Total Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Government Money Market ProFund	$—	$—	$(1,358)	$(5,841)	$—	$(7,199)

As of the tax year ended December 31, 2019, the ProFund had net capital loss carryforwards ("CLCFs") as summarized in the table below:

No Expiration Date
Government Money Market ProFund	$5,841

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or utilized.

7. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that have a material impact on the ProFund's financial statements.

This Page Intentionally Left Blank

Government Cash Management Portfolio

16 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2020 (unaudited)

Investment Portfolio

Government & Agency Obligations 75.4%

U.S. Government Sponsored Agencies 56.0%

	Principal Amount	Value
Federal Farm Credit Bank:
SOFR plus 0.040%, 0.12%*, 2/9/2021	$52,000,000	$52,000,000
1-month LIBOR minus 0.055%, 0.123%*, 2/3/2021	170,000,000	169,990,217
1-month LIBOR minus 0.050%, 0.125%*, 7/6/2020	50,000,000	50,000,000
1-month LIBOR minus 0.035%, 0.155%*, 8/20/2020	240,000,000	239,999,909
SOFR plus 0.075%, 0.155%*, 7/9/2021	68,000,000	68,000,000
SOFR plus 0.100%, 0.18%*, 5/7/2021	25,000,000	25,000,000
1-month LIBOR plus 0.005%, 0.196%*, 1/12/2021	100,000,000	99,996,111
1-month LIBOR plus 0.010%, 0.204%*, 8/19/2020	15,000,000	15,000,218
0.35%, 5/7/2021	70,000,000	69,967,533
1.61%, 1/15/2021	90,000,000	90,000,000
Federal Home Loan Bank:
SOFR plus 0.030%, 0.11%*, 7/17/2020	70,000,000	70,000,000
SOFR plus 0.030%, 0.11%*, 9/4/2020	400,000,000	400,000,000
SOFR plus 0.030%, 0.11%*, 11/6/2020	81,500,000	81,500,000
SOFR plus 0.040%, 0.12%*, 2/9/2021	50,000,000	50,000,000
0.122%**, 7/22/2020	82,000,000	81,994,260
SOFR plus 0.045%, 0.125%*, 8/14/2020	185,000,000	185,000,000
0.128%**, 7/29/2020	85,000,000	84,991,670
SOFR plus 0.050%, 0.13%*, 1/22/2021	38,000,000	38,000,000
SOFR plus 0.050%, 0.13%*, 1/28/2021	42,000,000	42,000,000
0.132%**, 7/29/2020	100,000,000	99,989,889
0.132%**, 9/17/2020	85,000,000	84,976,058
1-month LIBOR minus 0.050%, 0.134%*, 1/27/2021	125,000,000	125,000,000
0.136%**, 7/6/2020	500,000,000	499,990,695
0.142%**, 8/3/2020	80,000,000	79,989,733
0.142%**, 9/1/2020	100,000,000	99,975,889
0.142%**, 10/30/2020	128,000,000	127,939,769
SOFR plus 0.065%, 0.145%*, 2/26/2021	150,000,000	150,000,000
SOFR plus 0.070%, 0.15%*, 8/26/2020	120,000,000	120,000,000
0.15%**, 10/28/2020	25,000,000	24,987,769
SOFR plus 0.075%, 0.155%*, 6/11/2021	106,000,000	106,000,000
0.158%**, 9/2/2020	630,000	629,829
SOFR plus 0.080%, 0.16%*, 9/25/2020	400,000,000	400,000,000
SOFR plus 0.080%, 0.16%*, 10/23/2020	150,000,000	150,000,000
1-month LIBOR minus 0.010%, 0.163%*, 9/1/2020	75,000,000	75,000,000
0.163%**, 7/17/2020	75,000,000	74,994,667
1-month LIBOR minus 0.030%, 0.165%*, 4/16/2021	100,000,000	100,000,000
0.168%**, 9/16/2020	50,000,000	49,982,354
1-month LIBOR minus 0.010%, 0.168%*, 5/3/2021	84,000,000	83,992,768
0.173%**, 9/30/2020	30,000,000	29,987,108
SOFR plus 0.100%, 0.18%*, 9/15/2020	64,500,000	64,500,000
SOFR plus 0.100%, 0.18%*, 10/6/2020	480,000,000	480,000,000
SOFR plus 0.100%, 0.18%*, 10/8/2020	291,500,000	291,500,000
0.181%**, 10/2/2020	20,000,000	19,990,803
SOFR plus 0.105%, 0.185%*, 10/1/2020	65,000,000	65,000,000
SOFR plus 0.110%, 0.19%*, 12/10/2020	50,000,000	50,000,000
SOFR plus 0.110%, 0.19%*, 12/10/2020	50,000,000	50,000,000
0.198%**, 10/13/2020	88,435,000	88,385,182
SOFR plus 0.120%, 0.2%*, 12/11/2020	335,000,000	335,000,000
SOFR plus 0.120%, 0.2%*, 2/28/2022	150,000,000	150,000,000
0.203%**, 10/13/2020	215,000,000	214,875,778
0.203%**, 10/15/2020	88,435,000	88,382,922
SOFR plus 0.130%, 0.21%*, 3/11/2021	440,000,000	440,000,000
0.234%**, 1/19/2021	1,850,000	1,847,613
0.285%**, 3/10/2021	1,300,000	1,297,452
0.295%**, 9/25/2020	230,000,000	229,840,661
0.305%**, 11/17/2020	180,000,000	179,791,500
3-month LIBOR minus 0.155%, 0.401%*, 1/29/2021	156,500,000	156,500,000
0.407%**, 3/18/2021	75,000,000	74,783,333
0.458%**, 3/8/2021	185,000,000	184,421,875
0.528%**, 8/13/2020	135,000,000	134,916,150
0.53%**, 3/9/2021	169,000,000	168,387,281
0.691%**, 7/17/2020	120,000,000	119,963,733
3-month LIBOR minus 0.175%, 0.712%*, 10/28/2020	214,000,000	214,000,000
3-month LIBOR minus 0.185%, 0.806%*, 10/26/2020	125,000,000	125,000,000
3-month LIBOR minus 0.205%, 0.971%*, 10/16/2020	80,000,000	80,000,000
1.596%**, 7/6/2020	37,500,000	37,491,823
2.625%, 10/1/2020	3,050,000	3,057,973
Federal Home Loan Mortgage Corp.:
SOFR plus 0.010%, 0.09%*, 7/22/2020	37,500,000	37,500,000
SOFR plus 0.010%, 0.09%*, 8/5/2020	339,000,000	339,000,000
SOFR plus 0.010%, 0.09%*, 8/25/2020	375,000,000	375,000,000
SOFR plus 0.020%, 0.1%*, 7/8/2020	250,000,000	250,000,000
SOFR plus 0.020%, 0.1%*, 7/10/2020	100,000,000	100,000,000
SOFR plus 0.030%, 0.11%*, 8/21/2020	130,000,000	130,000,000
SOFR plus 0.030%, 0.11%*, 1/22/2021	160,000,000	160,000,000
SOFR plus 0.030%, 0.11%*, 2/5/2021	3,635,000	3,635,114
SOFR plus 0.030%, 0.11%*, 2/24/2021	240,000,000	240,000,000

The accompanying notes are an integral part of the financial statements.

as of June 30, 2020 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 17

U.S. Government Sponsored Agencies, continued

	Principal Amount	Value
SOFR plus 0.040%, 0.12%*, 9/10/2020	$654,000,000	$654,000,000
SOFR plus 0.040%, 0.12%*, 12/4/2020	50,000,000	50,000,000
SOFR plus 0.045%, 0.125%*, 8/27/2021	50,000,000	50,000,000
SOFR plus 0.140%, 0.22%*, 12/10/2021	100,000,000	99,970,789
SOFR plus 0.145%, 0.225%*, 12/9/2021	40,000,000	40,000,000
SOFR plus 0.190%, 0.27%*, 6/2/2022	40,000,000	40,000,000
SOFR plus 0.400%, 0.48%*, 10/21/2021	90,000,000	90,000,000
Federal National Mortgage Association:
SOFR plus 0.040%, 0.12%*, 1/29/2021	80,000,000	80,000,000
SOFR plus 0.050%, 0.13%*, 3/4/2021	363,000,000	363,000,000
SOFR plus 0.060%, 0.14%*, 7/30/2020	75,000,000	75,000,000
SOFR plus 0.075%, 0.155%*, 10/30/2020	83,000,000	83,000,000
SOFR plus 0.075%, 0.155%*, 6/4/2021	150,000,000	150,000,000
SOFR plus 0.300%, 0.38%*, 1/7/2022	80,000,000	80,000,000
SOFR plus 0.310%, 0.39%*, 10/25/2021	85,000,000	85,000,000
0.691%**, 7/15/2020	80,000,000	79,978,844
2.875%, 10/30/2020	685,000	687,748
		12,101,583,020

U.S. Treasury Obligations 19.4%
U.S. Cash Management Bills:
0.147%**, 9/8/2020	150,000,000	149,958,313
0.152%**, 9/15/2020	130,000,000	129,958,833
0.152%**, 9/8/2020	202,250,000	202,191,853
0.159%**, 12/1/2020	250,000,000	249,834,250
0.163%**, 10/20/2020	343,000,000	342,830,787
U.S. Treasury Bills:
0.112%**, 8/6/2020	380,000,000	379,958,200
0.132%**, 7/30/2020	39,090,000	39,085,906
0.136%**, 9/3/2020	150,000,000	149,964,400
0.142%**, 10/1/2020	100,000,000	99,964,222
0.144%**, 10/1/2020	100,000,000	99,963,711
0.174%**, 12/3/2020	130,000,000	129,904,008
0.203%**, 7/21/2020	235,000,000	234,973,889
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.043%, 0.193%*, 7/31/2020	715,000,000	715,010,588
3-month U.S. Treasury Bill Money Market Yield plus 0.045%, 0.195%*, 10/31/2020	835,000,000	835,101,942
3-month U.S. Treasury Bill Money Market Yield plus 0.115%, 0.265%*, 1/31/2021	352,000,000	352,206,777
3-month U.S. Treasury Bill Money Market Yield plus 0.139%, 0.289%*, 4/30/2021	42,500,000	42,543,954
U.S. Treasury Notes, 2.625%, 8/31/2020	25,000,000	25,043,379
		4,178,495,012

Total Government & Agency Obligations (Cost $16,280,078,032)		16,280,078,032

Repurchase Agreements 24.6%
Barclays Bank PLC, 0.07%, dated 6/30/2020, to be repurchased at $624,001,213 on 7/1/2020,(a)	624,000,000	624,000,000
Barclays Bank PLC, 0.08%, dated 6/30/2020, to be repurchased at $500,001,111 on 7/1/2020,(b)	500,000,000	500,000,000
BNP Paribas, 0.05%, dated 6/30/2020, to be repurchased at $150,000,208 on 7/1/2020,(c)	150,000,000	150,000,000
BNP Paribas, 0.07%, dated 6/30/2020, to be repurchased at $765,683,489 on 7/1/2020,(d)	765,682,000	765,682,000
Citigroup Global Markets, Inc., 0.06%, dated 6/30/2020, to be repurchased at $309,800,516 on 7/1/2020,(e)	309,800,000	309,800,000
Citigroup Global Markets, Inc., 0.07%, dated 6/30/2020, to be repurchased at $436,320,848 on 7/1/2020,(f)	436,320,000	436,320,000
Citigroup Global Markets, Inc., 0.09%, dated 6/30/2020, to be repurchased at $500,001,250 on 7/1/2020,(g)	500,000,000	500,000,000
Fixed Income Clearing Corp., 0.07%, dated 6/30/2020, to be repurchased at $700,001,361 on 7/1/2020,(h)	700,000,000	700,000,000
HSBC Securities, Inc., 0.07%, dated 6/30/2020, to be repurchased at $99,000,193 on 7/1/2020,(i)	99,000,000	99,000,000
JPMorgan Securities, Inc., 0.07%, dated 6/30/2020, to be repurchased at $143,500,279 on 7/1/2020,(j)	143,500,000	143,500,000
Merrill Lynch & Co., Inc., 0.07%, dated 6/30/2020, to be repurchased at $50,000,097 on 7/1/2020,(k)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.09%, dated 6/30/2020, to be repurchased at $150,000,375 on 7/1/2020,(l)	150,000,000	150,000,000
Wells Fargo Bank, 0.07%, dated 6/30/2020, to be repurchased at $166,400,324 on 7/1/2020,(m)	166,400,000	166,400,000
Wells Fargo Bank, 0.09%, dated 6/30/2020, to be repurchased at $722,100,805 on 7/1/2020,(n)	722,099,000	722,099,000
Total Repurchase Agreements (Cost $5,316,801,000)		5,316,801,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $21,596,879,032)	100.0	21,596,879,032
Other Assets and Liabilities, Net	0.0	2,804,735
Net Assets	100.0	$21,599,683,767

The accompanying notes are an integral part of the financial statements.

18 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2020 (unaudited)

*	Floating rate security. These securities are shown at their current rate as of June 30, 2020.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Collateralized by $638,460,500 U.S. Treasury Bond, with a coupon rate of 1.125%, with maturity date of 5/15/2040 with a value of $636,480,155.

(b)	Collateralized by $375,193,200 U.S. Treasury Bond, with a coupon rate of 3.0%, with maturity date of 11/15/2045 with a value of $510,000,117.

(c)	Collateralized by $29,040,441 of cash collateral and by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
60,200,000	U.S. Treasury Bond	2.875	5/15/2043	79,187,727
39,396,200	U.S. Treasury Notes	0.25–1.375	4/30/2021–06/30/2025	39,794,591
4,866,201	U.S. Treasury STRIPS	Zero Coupon	11/15/2031	4,396,433
Total Collateral Value				123,378,751

(d)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
311,244,500	U.S. Treasury Bills	Zero Coupon	7/14/2020–6/17/2021	311,066,781
1,200	U.S. Treasury Bonds	2.5–3.0	5/15/2043–2/15/2049	1,613
123,781,600	U.S. Treasury Inflation-Indexed Bonds	0.125–1.125	1/15/2021–4/15/2021	134,620,805
322,151,300	U.S. Treasury Notes	0.25–3.125	7/15/2020–11/15/2029	335,306,456
Total Collateral Value				780,995,655

(e)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
121,700	U.S. Treasury Bills	Zero Coupon	04/22/2021–06/17/2021	121,510
316,372,600	U.S. Treasury Notes	0.125–2.125	09/30/2021–06/30/2025	315,874,584
Total Collateral Value				315,996,094

(f)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,740,200	U.S. Treasury Bills	Zero Coupon	12/31/2020–06/17/2021	8,726,549
436,660,500	U.S. Treasury Note	0.125	6/30/2022	436,319,905
Total Collateral Value				445,046,454

(g)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
6,110,200	U.S. Treasury Bills	Zero Coupon	12/31/2020–06/17/2021	6,100,657
504,454,200	U.S. Treasury Notes	0.125–2.125	9/30/2021–06/30/2025	503,899,442
Total Collateral Value				510,000,099

(h)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
208,292,500	U.S. Treasury Inflation-Indexed Bond	0.625	1/15/2024	241,873,381
435,218,000	U.S. Treasury Notes	2.625	12/31/2023	472,126,663
Total Collateral Value				714,000,044

The accompanying notes are an integral part of the financial statements.

as of June 30, 2020 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 19

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
101,049,000	U.S. Treasury Bill	Zero Coupon	12/03/2020	100,979,781
200	U.S. Treasury Inflation-Indexed Bond	0.375	07/15/2025	232
Total Collateral Value				100,980,013

(j)	Collateralized by $136,115,200 U.S. Treasury Inflation-Indexed Bond, with a coupon rate of 0.625%, with maturity date of 4/15/2023 with a value of $146,370,071.

(k)	Collateralized by $56,449,462 U.S. Treasury STRIPS, Zero Coupon, with maturity date of 11/15/2031 with a value of $51,000,000.

(l)	Collateralized by $293,342,352 Government National Mortgage Association, with a coupon rate of 4.5%, with various maturity dates of 1/20/2049-6/20/2050 with a value of $153,000,001.

(m)	Collateralized by $169,746,504 U.S. Treasury Bills, Zero Coupon, with various maturity dates of 7/14/2020-7/28/2020 with a value of $169,728,026.

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
6,645,303	Federal Home Loan Mortgage Corp.	3.5–4.5	09/01/2042–08/01/2048	7,268,777
666,616,812	Federal National Mortgage Association	2.5–7.0	10/1/2022–09/01/2049	729,272,203
Total Collateral Value				736,540,980

LIBOR: London Interbank Offered Rate

SOFR: SOFR: Secured Overnight Financing Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(o)	$—	$16,280,078,032	$—	$16,280,078,032
Repurchase Agreements	—	5,316,801,000	—	5,316,801,000
Total	$—	$21,596,879,032	$—	$21,596,879,032

(o)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

20 :: Government Cash Management Portfolio :: Financial Statements

Statement of Assets and Liabilities (unaudited)
as of June 30, 2020

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$16,280,078,032
Repurchase agreements, valued at amortized cost	5,316,801,000
Cash	97,198
Interest receivable	3,714,263
Other assets	172,236
TOTAL ASSETS	21,600,862,729
LIABILITIES:
Accrued investment advisory fee	336,191
Accrued Trustees' fees	70,317
Other accrued expenses and payables	772,454
TOTAL LIABILITIES	1,178,962
NET ASSETS, AT VALUE	$21,599,683,767

Statement of Operations (unaudited)
for the six months ended June 30, 2020

INVESTMENT INCOME:
Income:
Interest	$86,482,008
EXPENSES:
Management fee	10,475,836
Administration fee	3,249,527
Custodian fee	74,216
Professional fees	159,083
Reports to shareholders	18,688
Trustees' fees and expenses	409,738
Other	331,013
Total expenses before expense reductions	14,718,101
Expense reductions	(7,117,504)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	7,600,597
NET INVESTMENT INCOME	78,881,411
Net realized gain (loss) from investments	197,152
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,078,563

The accompanying notes are an integral part of the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 21

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$78,881,411	$378,856,334
Net realized gain (loss)	197,152	(115,473)
Net increase (decrease) in net assets resulting from operations	79,078,563	378,740,861
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	42,981,297,978	70,171,749,351
Value of capital withdrawn	(40,351,562,182)	(67,380,088,034)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	2,629,735,796	2,791,661,317
INCREASE (DECREASE) IN NET ASSETS	2,708,814,359	3,170,402,178
Net assets at beginning of period	18,890,869,408	15,720,467,230
Net assets at end of period	$21,599,683,767	$18,890,869,408

The accompanying notes are an integral part of the financial statements.

22 :: Government Cash Management Portfolio :: Financial Highlights

	Six Months Ended 6/30/20 (unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	21,600		18,891	15,720	17,172	11,975	18,021
Ratio of expenses before expense reductions (%)	.14	*	.14	.14	.14	.16	.17
Ratio of expenses after expense reductions (%)	.07	*	.07	.10	.11	.11	.14
Ratio of net investment income (%)	.73	*	2.13	1.76	.83	.32	.11
Total Return (%)[a,b]	.37	**	2.17	1.78	.81	.32	.11

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

June 30, 2020 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 23

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2020, DWS Government Cash Management Fund, DWS Government Cash Reserves Fund Institutional and DWS Government Money Market Series owned approximately 1%, 1% and 97% respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2020, the Portfolio held repurchase agreements with a gross value of $5,316,801,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At June 30, 2020, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $21,596,879,032.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

24 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2020 (unaudited)

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA ("DWS Group"), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the six months ended June 30, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.10% of the Portfolio's average daily net assets.

For the period from January 1, 2020 through March 5, 2020, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio's average daily net assets.

Effective March 6, 2020 through June 30, 2020, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.06% of the Portfolio's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2020, fees waived and/or expenses reimbursed are $7,117,504.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2020, the Administration Fee was $3,249,527, of which $502,031 is unpaid.

Filing Service Fees

Under an agreement with the Portfolio, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2020, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $2,307, of which $1 is unpaid.

Trustees' Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates

The Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended June 30, 2020, the Portfolio engaged in securities sales of $850,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $350 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2020.

D. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund's

June 30, 2020 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 25

yield to decline, and during periods of unusually low interest rates, the Fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

E. Other – COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.

F. Other – Deutsche Bank AG Consent Order

On June 17, 2020, Deutsche Bank AG ("DB"), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission ("CFTC") charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order ("Consent Order"), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the "DWS Service Providers"). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB's 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the "SEC"). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

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P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

The ProFund discloses on the Adviser's website that it invests substantially all of its assets in the Portfolio and includes a link to the latest available listing of holdings in the Portfolio. In addition, the ProFund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The ProFund's Form N-MFP filings will be available on the SEC's website, and the Adviser's website will contain a link to such filings.

PRO0620

Semiannual Report

JUNE 30, 2020

ProFunds VP

Asia 30

Banks

Basic Materials

Bear

Biotechnology

Bull

Consumer Goods

Consumer Services

Dow 30

Emerging Markets

Europe 30

Falling U.S. Dollar

Financials

Government Money Market

Health Care

Industrials

International

Internet

Japan

Large-Cap Growth

Large-Cap Value

Mid-Cap

Mid-Cap Growth

Mid-Cap Value

Nasdaq-100

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Rising Rates Opportunity

Semiconductor

Short Dow 30

Short Emerging Markets

Short International

Short Mid-Cap

Short Nasdaq-100

Short Small-Cap

Small-Cap

Small-Cap Growth

Small-Cap Value

Technology

Telecommunications

UltraBull

UltraMid-Cap

UltraNasdaq-100

UltraShort Dow 30

UltraShort Nasdaq-100

UltraSmall-Cap

U.S. Government Plus

Utilities

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the ProFunds' VP website at ProFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as banks & insurance companies).

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account that you invest in through your financial intermediary.

Table of Contents

1	Message from the Chairman
3	Financial Statements and Financial Highlights
4	ProFund VP Asia 30
9	ProFund VP Banks
14	ProFund VP Basic Materials
19	ProFund VP Bear
23	ProFund VP Biotechnology
28	ProFund VP Bull
39	ProFund VP Consumer Goods
45	ProFund VP Consumer Services
52	ProFund VP Dow 30
56	ProFund VP Emerging Markets
62	ProFund VP Europe 30
67	ProFund VP Falling U.S. Dollar
72	ProFund VP Financials
80	ProFund VP Government Money Market
84	ProFund VP Health Care
90	ProFund VP Industrials
97	ProFund VP International
101	ProFund VP Internet
106	ProFund VP Japan
110	ProFund VP Large-Cap Growth
118	ProFund VP Large-Cap Value
127	ProFund VP Mid-Cap
131	ProFund VP Mid-Cap Growth
139	ProFund VP Mid-Cap Value
147	ProFund VP Nasdaq-100
153	ProFund VP Oil & Gas
158	ProFund VP Pharmaceuticals
163	ProFund VP Precious Metals
167	ProFund VP Real Estate
173	ProFund VP Rising Rates Opportunity
177	ProFund VP Semiconductor
182	ProFund VP Short Dow 30
186	ProFund VP Short Emerging Markets
190	ProFund VP Short International
194	ProFund VP Short Mid-Cap
198	ProFund VP Short Nasdaq-100
202	ProFund VP Short Small-Cap
206	ProFund VP Small-Cap
234	ProFund VP Small-Cap Growth
243	ProFund VP Small-Cap Value
254	ProFund VP Technology
261	ProFund VP Telecommunications
266	ProFund VP UltraBull
277	ProFund VP UltraMid-Cap
287	ProFund VP UltraNasdaq-100
294	ProFund VP UltraShort Dow 30
298	ProFund VP UltraShort Nasdaq-100
302	ProFund VP UltraSmall-Cap
331	ProFund VP U.S. Government Plus
335	ProFund VP Utilities
341	Notes to Financial Statements
371	Board Approval of Liquidity Risk Management Program
373	Expense Examples

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Message from the Chairman

Dear Shareholder:

During times of uncertainty such as these, we appreciate the opportunity to reaffirm our commitment to our customers, partners and associates. ProFunds is focused on continually taking the necessary steps to ensure the safety of our associates and effective management of our funds. The following is the semiannual report to shareholders of ProFunds VP for the six months ended June 30, 2020.

U.S. Stock Market Fell but Sector Returns Varied

The U.S. equity market, as measured by the S&P 500® , declined over the period and suffered historic bouts of volatility. In mid-January, the Dow Jones Industrial Average® (Dow) and S&P 500® closed at record highs after the U.S. and China signed a "Phase 1" trade deal. At the end of February, sentiment changed and stock prices dropped sharply during late February continuing through March in reaction to COVID-19 (coronavirus) concerns. Both indexes posted their worst first-quarter returns ever.

To support the U.S. economy and markets, the Federal Reserve (Fed) cut its fed funds rate target to 0.00%-0.25% in March. Lawmakers and the Fed proceeded to introduce programs that offered trillions of dollars in combined stimulus. In April, the Dow and S&P 500® delivered their largest monthly returns since 1987. Stock prices rose during the remainder of the reporting period as states announced plans to ease COVID-19 lockdowns, but concerns about COVID-19 and the economy lingered.

Over the six months, the large-cap S&P 500® dropped 3.1%, and the Dow fell 8.4%, while the tech-heavy Nasdaq 100® Index rose 16.3%. The S&P MidCap 400® dropped 12.8%. The small-cap Russell 2000® Index fell 13.0%. Six of ten Dow Jones U.S. Industry indexes posted positive returns. Technology, consumer services, and health care gained 16.4%, 2.3% and 0.8%, respectively. The worst performers were oil and gas (-35.8%), financials (-18.9%) and telecom (-12.1%).

International Equities Lagged

COVID-19 concerns also led to steep drops in stock markets outside the U.S., even though some rose in the second quarter. The MSCI EAFE Index, which tracks developed markets outside North America, fell 11.3%. The MSCI Europe Index dropped 12.8%. Japan's Nikkei 225 Stock Average fell 4%. Emerging markets, as measured by the S&P/BNY Mellon Emerging 50 ADR Index (USD), dropped 10.4%. The S&P/BNY Mellon Latin America 35 ADR Index (USD) declined 39.7%. The S&P/BNY China Select ADR Index (USD) returned 8.1%.

U.S. Treasury Bonds Rallied, Yields Plunged

Economic uncertainty and the Fed's stimulus bolstered demand for investment-grade bonds, propelling their prices higher and yields lower. Over the six months, the Bloomberg Barclays US Aggregate Bond Index® returned 6.1%. The Ryan Labs Returns Treasury Yield Curve 30 Year Index and Ryan Labs Returns Treasury Yield Curve 10 Year Index rose 25.1% and 12.8%, respectively. The yields on 30-year and 10-year U.S. Treasurys dropped and closed June 2020 at 1.4% and 0.7%, respectively, according to data from the U.S. Department of the Treasury. Investment-grade corporate bonds, as measured by the Markit iBoxx® $ Liquid Investment Grade Index, rose 6.1%, but their high yield peers dropped 5.2%, based on the Markit iBoxx® $ Liquid High Yield Index. The U.S. dollar rose 3.0% against a basket of currencies, based on the Bloomberg Dollar Spot Index.

Economy Contracted

The pandemic took a toll on the global economy. In the U.S. first-quarter real GDP contracted 5% annualized, down from a 2.6% rise in the previous quarter . National unemployment, which registered at 3.5% in December 2019, closed in June at 11.1%.

ProFunds VP's Performance Reflects Market Returns

Overall market depreciation and outflows during the period led to a 13.4% drop in ProFunds VP assets under management. International stocks experienced the largest percentage drop, while Treasurys saw the largest rise. We thank you for the trust and confidence you have placed in us by choosing ProFunds VP and appreciate the opportunity to continue serving your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

Financial Statements and Financial Highlights

4 :: ProFund VP Asia 30 :: Financial Statements

Investment Objective: The ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	8.7%
Sea, Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Pinduoduo, Inc.	5.4%
China Mobile, Ltd.	5.2%

ProFunds Asia 30® Index – Composition

Industry Breakdown	% of Index
Consumer Discretionary	26%
Communication Services	25%
Information Technology	14%
Materials	10%
Financials	8%
Industrials	6%
Energy	6%
Health Care	3%
Utilities	2%

Country Composition
China	59%
India	8%
Australia	8%
Singapore	7%
Taiwan	7%
Other	11%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
51job, Inc.*ADR (Professional Services)	5,926	$425,428
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	8,661	1,868,177
Baidu, Inc.*ADR (Interactive Media & Services)	5,494	658,676
Beigene, Ltd.*ADR (Biotechnology)	3,097	583,475
BHP Billiton PLCADR (Metals & Mining)	20,766	854,521
BHP Billiton, Ltd.ADR (Metals & Mining)	17,819	886,139
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	33,014	1,110,591
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	15,556	652,730
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,276	595,344
GDS Holdings, Ltd.*ADR(a) (IT Services)	9,995	796,202
HDFC Bank, Ltd.ADR (Banks)	15,134	687,992
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	11,261	394,698
ICICI Bank, Ltd.ADR (Banks)	48,218	447,945
Infosys Technologies, Ltd.ADR (IT Services)	68,350	660,261
iQIYI, Inc.*ADR (Entertainment)	26,678	618,663
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	15,068	906,792
KB Financial Group, Inc.ADR (Banks)	13,302	370,062
Korea Electric Power Corp.*ADR (Electric Utilities)	46,102	367,894
Momo, Inc.ADR (Interactive Media & Services)	14,651	256,099
NetEase, Inc.ADR (Entertainment)	1,688	724,792
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	3,589	467,395
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	13,377	1,148,282
POSCOADR (Metals & Mining)	10,842	401,587
Qudian, Inc.*ADR(a) (Consumer Finance)	102,413	174,102
Sea, Ltd.*ADR (Entertainment)	14,572	1,562,701
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	25,918	1,471,365
TAL Education Group*ADR (Diversified Consumer Services)	9,290	635,251
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	16,963	439,681
Weibo Corp.*ADR (Interactive Media & Services)	11,408	383,309
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	24,918	914,740
TOTAL COMMON STOCKS (Cost $10,758,201)		21,464,894

Collateral for Securities Loaned (0.5%)
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(b)	17,536	17,536
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(b)	192	192
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(b)	96,197	96,197
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $113,925)		113,925
TOTAL INVESTMENT SECURITIES (Cost $10,872,126)—100.6%		21,578,819
Net other assets (liabilities)—(0.6)%		(136,413)
NET ASSETS—100.0%		$21,442,406

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 5

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $99,888.
(b)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.
ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$914,740	4.3%
Banks	1,505,999	7.0%
Biotechnology	583,475	2.7%
Consumer Finance	174,102	0.8%
Diversified Consumer Services	1,102,646	5.1%
Electric Utilities	367,894	1.7%
Entertainment	2,906,156	13.6%
Hotels, Restaurants & Leisure	394,698	1.8%
Interactive Media & Services	1,298,084	6.1%
Internet & Direct Marketing Retail	4,362,932	20.3%
IT Services	1,456,463	6.8%
Metals & Mining	2,142,247	10.0%
Oil, Gas & Consumable Fuels	1,248,074	5.8%
Professional Services	425,428	2.0%
Semiconductors & Semiconductor Equipment	1,471,365	6.9%
Wireless Telecommunication Services	1,110,591	5.2%
Other**	(22,488)	(0.1)%
Total	$21,442,406	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2020:

	Value	% of Net Assets
Australia	$1,740,660	8.1%
China	12,643,836	58.9%
Hong Kong	1,110,591	5.2%
India	1,796,198	8.4%
Singapore	1,562,701	7.3%
South Korea	1,139,543	5.3%
Taiwan	1,471,365	6.9%
Other**	(22,488)	(0.1)%
Total	$21,442,406	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

6 :: ProFund VP Asia 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$10,872,126
Securities, at value(a)	21,578,819
Total Investment Securities, at value	21,578,819
Dividends receivable	80,815
Receivable for capital shares issued	88,009
Prepaid expenses	429
TOTAL ASSETS	21,748,072
LIABILITIES:
Payable for capital shares redeemed	24,324
Cash overdraft	106,086
Payable for collateral for securities loaned	113,925
Advisory fees payable	12,601
Management services fees payable	1,680
Administration fees payable	1,670
Administrative services fees payable	7,198
Distribution fees payable	9,973
Trustee fees payable	7
Transfer agency fees payable	1,361
Fund accounting fees payable	926
Compliance services fees payable	163
Other accrued expenses	25,752
TOTAL LIABILITIES	305,666
NET ASSETS	$21,442,406
NET ASSETS CONSIST OF:
Capital	$9,863,293
Total distributable earnings (loss)	11,579,113
NET ASSETS	$21,442,406
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	345,102
Net Asset Value (offering and redemption price per share)	$62.13
(a) Includes securities on loan valued at:	$99,888

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$209,049
Interest	99
Foreign tax withholding	(11,640)
Income from securities lending	3,054
TOTAL INVESTMENT INCOME	200,562
EXPENSES:
Advisory fees	83,425
Management services fees	11,123
Administration fees	11,323
Transfer agency fees	9,180
Administrative services fees	23,374
Distribution fees	27,808
Custody fees	9,313
Fund accounting fees	6,376
Trustee fees	370
Compliance services fees	163
Other fees	14,016
Total Gross Expenses before reductions	196,471
Expenses reduced and reimbursed by the Advisor	(9,599)
TOTAL NET EXPENSES	186,872
NET INVESTMENT INCOME (LOSS)	13,690
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(450,232)
Change in net unrealized appreciation/depreciation on investment securities	(25,290)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(475,522)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(461,832)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$13,690	$166,648
Net realized gains (losses) on investments	(450,232)	2,594,675
Change in net unrealized appreciation/depreciation on investments	(25,290)	2,259,595
Change in net assets resulting from operations	(461,832)	5,020,918
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(54,139)
Change in net assets resulting from distributions	—	(54,139)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,372,458	35,490,099
Distributions reinvested	—	54,139
Value of shares redeemed	(18,525,011)	(31,250,135)
Change in net assets resulting from capital transactions	(7,152,553)	4,294,103
Change in net assets	(7,614,385)	9,260,882
NET ASSETS:
Beginning of period	29,056,791	19,795,909
End of period	$21,442,406	$29,056,791
SHARE TRANSACTIONS:
Issued	197,538	618,962
Reinvested	—	1,038
Redeemed	(319,971)	(553,653)
Change in shares	(122,433)	66,347

See accompanying notes to financial statements.

8 :: ProFund VP Asia 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$62.15	$49.34	$60.88	$47.26	$47.47	$55.06
Investment Activities:
Net investment income (loss)(a)	0.04	0.39	0.11	0.21	(0.06)	0.46
Net realized and unrealized gains (losses) on investments	(0.06)	12.56	(11.37)	15.27	0.41	(5.08)
Total income (loss) from investment activities	(0.02)	12.95	(11.26)	15.48	0.35	(4.62)
Distributions to Shareholders From:
Net investment income	—	(0.14)	(0.28)	—	(0.56)	(0.15)
Net realized gains on investments	—	—	—	(1.86)	—	(2.82)
Total distributions	—	(0.14)	(0.28)	(1.86)	(0.56)	(2.97)
Net Asset Value, End of Period	$62.13	$62.15	$49.34	$60.88	$47.26	$47.47
Total Return(b)	(0.03)%	26.31%	(18.59)%	32.87%	0.64%	(9.38)%
Ratios to Average Net Assets:
Gross expenses(c)	1.77%	1.72%	1.74%	1.70%	1.76%	1.79%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.12%	0.68%	0.19%	0.37%	(0.14)%	0.87%
Supplemental Data:
Net assets, end of period (000's)	$21,442	$29,057	$19,796	$34,695	$22,764	$26,542
Portfolio turnover rate(b)(d)	32%	111%	87%	96%	79%	96%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 9

Investment Objective: The ProFund VP Banks seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. BanksSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	22%
Total Exposure	102%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	21.8%
Bank of America Corp.	13.7%
Citigroup, Inc.	8.1%
Wells Fargo & Co.	7.3%
Truist Financial Corp.	3.8%

Dow Jones U.S. BanksSM Index – Composition

% of Index
Diversified Banks	68%
Regional Banks	31%
Thrifts & Mortgage Finance	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (80.1%)

	Shares	Value
Associated Banc-Corp. (Banks)	452	$6,183
BancorpSouth Bank (Banks)	286	6,504
Bank of America Corp. (Banks)	22,389	531,739
Bank of Hawaii Corp. (Banks)	119	7,308
Bank OZK (Banks)	357	8,379
BankUnited, Inc. (Banks)	272	5,508
BOK Financial Corp. (Banks)	93	5,249
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	415	4,569
Cathay General Bancorp (Banks)	222	5,839
CIT Group, Inc. (Banks)	290	6,012
Citigroup, Inc. (Banks)	6,131	313,294
Citizens Financial Group, Inc. (Banks)	1,257	31,727
Comerica, Inc. (Banks)	409	15,583
Commerce Bancshares, Inc. (Banks)	295	17,544
Cullen/Frost Bankers, Inc. (Banks)	168	12,551
East West Bancorp, Inc. (Banks)	417	15,112
F.N.B. Corp. (Banks)	950	7,125
Fifth Third Bancorp (Banks)	2,096	40,411
First Citizens BancShares, Inc.—Class A (Banks)	24	9,720
First Financial Bankshares, Inc. (Banks)	419	12,105
First Hawaiian, Inc. (Banks)	382	6,586
First Horizon National Corp. (Banks)	918	9,139
First Republic Bank (Banks)	506	53,631
Fulton Financial Corp. (Banks)	474	4,991
Glacier BanCorp, Inc. (Banks)	262	9,246
Hancock Whitney Corp. (Banks)	254	5,385
Home BancShares, Inc. (Banks)	451	6,936
Huntington Bancshares, Inc. (Banks)	2,985	26,969
IBERIABANK Corp. (Banks)	155	7,059
International Bancshares Corp. (Banks)	164	5,251
Investors Bancorp, Inc. (Banks)	595	5,058
JPMorgan Chase & Co. (Banks)	8,973	843,999
KeyCorp (Banks)	2,871	34,969
M&T Bank Corp. (Banks)	377	39,197
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,365	13,924
PacWest Bancorp (Banks)	343	6,761
People's United Financial, Inc. (Banks)	1,249	14,451
Pinnacle Financial Partners, Inc. (Banks)	209	8,776
Popular, Inc. (Banks)	260	9,664
Prosperity Bancshares, Inc. (Banks)	273	16,211
Regions Financial Corp. (Banks)	2,815	31,303
Signature Bank (Banks)	157	16,786
Sterling Bancorp (Banks)	572	6,704
SVB Financial Group* (Banks)	152	32,761
Synovus Financial Corp. (Banks)	433	8,889
TCF Financial Corp. (Banks)	448	13,180
Texas Capital Bancshares, Inc.* (Banks)	148	4,569
TFS Financial Corp. (Thrifts & Mortgage Finance)	148	2,118
The PNC Financial Services Group, Inc (Banks)	1,249	131,407
Truist Financial Corp. (Banks)	3,968	148,998
Trustmark Corp. (Banks)	186	4,561
U.S. Bancorp (Banks)	4,038	148,679
UMB Financial Corp. (Banks)	124	6,392
Umpqua Holdings Corp. (Banks)	647	6,884
United Bankshares, Inc. (Banks)	374	10,345
Valley National Bancorp (Banks)	1,151	9,001
Washington Federal, Inc. (Thrifts & Mortgage Finance)	222	5,958
Webster Financial Corp. (Banks)	266	7,610
Wells Fargo & Co. (Banks)	10,987	281,267
Western Alliance Bancorp (Banks)	274	10,376
Wintrust Financial Corp. (Banks)	170	7,415
Zions Bancorp (Banks)	483	16,422
TOTAL COMMON STOCKS (Cost $980,831)		3,102,290

Repurchase Agreements(a) (1.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $61,000	$61,000	$61,000
TOTAL REPURCHASE AGREEMENTS (Cost $61,000)		61,000
TOTAL INVESTMENT SECURITIES (Cost $1,041,831)–81.7%		3,163,290
Net other assets (liabilities)–18.3%		710,665
NET ASSETS–100.0%		$3,873,955

See accompanying notes to financial statements.

10 :: ProFund VP Banks :: Financial Statements

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	7/23/20	1.47%	$846,366	$(6,898)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Banks	$3,075,721	79.4%
Thrifts & Mortgage Finance	26,569	0.7%
Other**	771,665	19.9%
Total	$3,873,955	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 11

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$1,041,831
Securities, at value	3,102,290
Repurchase agreements, at value	61,000
Total Investment Securities, at value	3,163,290
Cash	228
Segregated cash balances for swap agreements with custodian	90,000
Dividends and interest receivable	5,490
Receivable for capital shares issued	118,156
Receivable for investments sold	663,295
Prepaid expenses	100
TOTAL ASSETS	4,040,559
LIABILITIES:
Payable for capital shares redeemed	149,627
Unrealized depreciation on swap agreements	6,898
Advisory fees payable	2,284
Management services fees payable	305
Administration fees payable	330
Administrative services fees payable	1,504
Distribution fees payable	1,479
Transfer agency fees payable	269
Fund accounting fees payable	198
Compliance services fees payable	35
Other accrued expenses	3,675
TOTAL LIABILITIES	166,604
NET ASSETS	$3,873,955
NET ASSETS CONSIST OF:
Capital	$7,043,521
Total distributable earnings (loss)	(3,169,566)
NET ASSETS	$3,873,955
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	207,614
Net Asset Value (offering and redemption price per share)	$18.66

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$94,326
Interest	480
TOTAL INVESTMENT INCOME	94,806
EXPENSES:
Advisory fees	20,059
Management services fees	2,674
Administration fees	2,535
Transfer agency fees	1,960
Administrative services fees	7,665
Distribution fees	6,686
Custody fees	255
Fund accounting fees	1,470
Trustee fees	81
Compliance services fees	35
Other fees	3,140
Total Gross Expenses before reductions	46,560
Expenses reduced and reimbursed by the Advisor	(1,628)
TOTAL NET EXPENSES	44,932
NET INVESTMENT INCOME (LOSS)	49,874
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(296,342)
Net realized gains (losses) on swap agreements	(97,372)
Change in net unrealized appreciation/depreciation on investment securities	(2,310,060)
Change in net unrealized appreciation/depreciation on swap agreements	(8,186)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,711,960)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,662,086)

See accompanying notes to financial statements.

12 :: ProFund VP Banks :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$49,874	$92,909
Net realized gains (losses) on investments	(393,714)	884,118
Change in net unrealized appreciation/depreciation on investments	(2,318,246)	1,274,847
Change in net assets resulting from operations	(2,662,086)	2,251,874
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(67,297)
Change in net assets resulting from distributions	—	(67,297)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,285,030	16,652,489
Distributions reinvested	—	67,297
Value of shares redeemed	(9,081,632)	(16,110,416)
Change in net assets resulting from capital transactions	(2,796,602)	609,370
Change in net assets	(5,458,688)	2,793,947
NET ASSETS:
Beginning of period	9,332,643	6,538,696
End of period	$3,873,955	$9,332,643
SHARE TRANSACTIONS:
Issued	283,815	658,154
Reinvested	—	2,871
Redeemed	(400,909)	(643,147)
Change in shares	(117,094)	17,878

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Banks :: 13

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$28.74	$21.31	$26.03	$22.14	$18.02	$18.15
Investment Activities:
Net investment income (loss)(a)	0.20	0.31	0.15	0.08	0.09	0.04
Net realized and unrealized gains (losses) on investments	(10.28)	7.39	(4.79)	3.87	4.08	(0.12)
Total income (loss) from investment activities	(10.08)	7.70	(4.64)	3.95	4.17	(0.08)
Distributions to Shareholders From:
Net investment income	—	(0.27)	(0.08)	(0.06)	(0.05)	(0.05)
Net Asset Value, End of Period	$18.66	$28.74	$21.31	$26.03	$22.14	$18.02
Total Return(b)	(35.07)%	36.43%	(17.90)%	17.92%	23.23%	(0.43)%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.70%	1.71%	1.69%	1.68%	1.69%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.87%	1.24%	0.57%	0.36%	0.50%	0.21%
Supplemental Data:
Net assets, end of period (000's)	$3,874	$9,333	$6,539	$14,608	$14,273	$8,533
Portfolio turnover rate(b)(d)	153%	293%	324%	319%	362%	451%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

14  :: ProFund VP Basic Materials :: Financial Statements

Investment Objective: The ProFund VP Basic Materials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	8%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	17.8%
Air Products & Chemicals, Inc.	8.5%
Newmont Corp.	7.9%
Ecolab, Inc.	7.8%
DuPont de Nemours, Inc.	6.2%

Dow Jones U.S. Basic MaterialsSM Index – Composition

% of Index
Chemicals	81%
Metals & Mining	19%

Schedule of Portfolio Investments (unaudited)

Common Stocks (91.9%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	3,374	$814,686
Albemarle Corp. (Chemicals)	1,623	125,312
Alcoa Corp.* (Metals & Mining)	2,841	31,933
Allegheny Technologies, Inc.* (Metals & Mining)	1,935	19,718
Arconic Corp.* (Metals & Mining)	1,468	20,449
Ashland Global Holdings, Inc. (Chemicals)	923	63,779
Axalta Coating Systems, Ltd.* (Chemicals)	3,200	72,160
Cabot Corp. (Chemicals)	863	31,974
Carpenter Technology Corp. (Metals & Mining)	731	17,749
Celanese Corp.—Series A (Chemicals)	1,807	156,016
CF Industries Holdings, Inc. (Chemicals)	3,266	91,905
Commercial Metals Co. (Metals & Mining)	1,819	37,108
Corteva, Inc. (Chemicals)	11,433	306,290
Domtar Corp. (Paper & Forest Products)	844	17,817
Dow, Inc. (Chemicals)	11,315	461,199
DuPont de Nemours, Inc. (Chemicals)	11,210	595,587
Eastman Chemical Co. (Chemicals)	2,076	144,573
Ecolab, Inc. (Chemicals)	3,777	751,434
Element Solutions, Inc.* (Chemicals)	3,345	36,293
FMC Corp. (Chemicals)	1,977	196,949
Freeport-McMoRan, Inc. (Metals & Mining)	22,182	256,646
H.B. Fuller Co. (Chemicals)	785	35,011
Huntsman Corp. (Chemicals)	3,000	53,910
Ingevity Corp.* (Chemicals)	629	33,067
International Flavors & Fragrances, Inc.(Chemicals)	1,632	199,855
Linde PLC (Chemicals)	8,023	1,701,759
LyondellBasell Industries N.V.—Class A (Chemicals)	3,926	258,017
NewMarket Corp. (Chemicals)	110	44,053
Newmont Corp. (Metals & Mining)	12,261	756,993
Nucor Corp. (Metals & Mining)	4,600	190,486
Olin Corp. (Chemicals)	2,413	27,725
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,107	3,188
PolyOne Corp. (Chemicals)	1,396	36,617
PPG Industries, Inc. (Chemicals)	3,604	382,240
Reliance Steel & Aluminum Co. (Metals & Mining)	972	92,272
Royal Gold, Inc. (Metals & Mining)	1,002	124,569
RPM International, Inc. (Chemicals)	1,978	148,469
Sensient Technologies Corp. (Chemicals)	647	33,748
Steel Dynamics, Inc. (Metals & Mining)	3,212	83,801
The Chemours Co. (Chemicals)	2,509	38,513
The Mosaic Co. (Chemicals)	5,328	66,653
The Scotts Miracle-Gro Co.—Class A (Chemicals)	602	80,951
United States Steel Corp.(a) (Metals & Mining)	3,364	24,288
Valvoline, Inc. (Chemicals)	2,827	54,646
W.R. Grace & Co. (Chemicals)	849	43,138
Westlake Chemical Corp. (Chemicals)	528	28,327
Worthington Industries, Inc. (Metals & Mining)	560	20,888
TOTAL COMMON STOCKS (Cost $3,936,016)		8,812,761

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $35,000	$35,000	$35,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,000)		35,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	2,774	$2,774
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	30	30
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	15,219	15,219
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $18,023)		18,023
TOTAL INVESTMENT SECURITIES (Cost $3,989,039)—92.5%		8,865,784
Net other assets (liabilities)—7.5%		717,291
NET ASSETS—100.0%		$9,583,075

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 15

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $17,350.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	7/23/20	1.47%	$742,424	$(7,066)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Basic Materials invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Chemicals	$7,114,856	74.2%
Metals & Mining	1,676,900	17.5%
Oil, Gas & Consumable Fuels	3,188	NM
Paper & Forest Products	17,817	0.2%
Other**	770,314	8.1%
Total	$9,583,075	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

16  :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$3,989,039
Securities, at value(a)	8,830,784
Repurchase agreements, at value	35,000
Total Investment Securities, at value	8,865,784
Cash	548
Segregated cash balances for swap agreements with custodian	130,000
Dividends and interest receivable	14,616
Receivable for capital shares issued	279,117
Receivable for investments sold	342,105
Prepaid expenses	174
TOTAL ASSETS	9,632,344
LIABILITIES:
Payable for capital shares redeemed	358
Payable for collateral for securities loaned	18,023
Unrealized depreciation on swap agreements	7,066
Advisory fees payable	5,619
Management services fees payable	749
Administration fees payable	792
Administrative services fees payable	4,272
Distribution fees payable	4,048
Transfer agency fees payable	646
Fund accounting fees payable	448
Compliance services fees payable	71
Other accrued expenses	7,177
TOTAL LIABILITIES	49,269
NET ASSETS	$9,583,075
NET ASSETS CONSIST OF:
Capital	$5,631,039
Total distributable earnings (loss)	3,952,036
NET ASSETS	$9,583,075
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	161,923
Net Asset Value (offering and redemption price per share)	$59.18
(a) Includes securities on loan valued at:	$17,350

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$109,270
Interest	664
Income from securities lending	640
TOTAL INVESTMENT INCOME	110,574
EXPENSES:
Advisory fees	34,791
Management services fees	4,639
Administration fees	4,328
Transfer agency fees	3,478
Administrative services fees	13,233
Distribution fees	11,597
Custody fees	491
Fund accounting fees	2,463
Trustee fees	137
Compliance services fees	71
Other fees	5,791
Total Gross Expenses before reductions	81,019
Expenses reduced and reimbursed by the Advisor	(3,087)
TOTAL NET EXPENSES	77,932
NET INVESTMENT INCOME (LOSS)	32,642
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	367,722
Net realized gains (losses) on swap agreements	(91,985)
Change in net unrealized appreciation/depreciation on investment securities	(1,533,838)
Change in net unrealized appreciation/depreciation on swap agreements	(9,030)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,267,131)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,234,489)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 17

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$32,642	$71,443
Net realized gains (losses) on investments	275,737	988,472
Change in net unrealized appreciation/depreciation on investments	(1,542,868)	851,709
Change in net assets resulting from operations	(1,234,489)	1,911,624
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(388,712)
Change in net assets resulting from distributions	—	(388,712)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,934,067	9,985,388
Distributions reinvested	—	388,712
Value of shares redeemed	(6,000,354)	(12,184,208)
Change in net assets resulting from capital transactions	(1,066,287)	(1,810,108)
Change in net assets	(2,300,776)	(287,196)
NET ASSETS:
Beginning of period	11,883,851	12,171,047
End of period	$9,583,075	$11,883,851
SHARE TRANSACTIONS:
Issued	85,089	160,189
Reinvested	—	6,543
Redeemed	(106,827)	(196,834)
Change in shares	(21,738)	(30,102)

See accompanying notes to financial statements.

18 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$64.71	$56.94	$69.41	$56.66	$48.01	$56.06
Investment Activities:
Net investment income (loss)(a)	0.20	0.37	0.14	0.17	0.29	0.28
Net realized and unrealized gains (losses) on investments	(5.73)	9.53	(12.36)	12.84	8.57	(8.04)
Total income (loss) from investment activities	(5.53)	9.90	(12.22)	13.01	8.86	(7.76)
Distributions to Shareholders From:
Net investment income	—	(0.22)	(0.25)	(0.26)	(0.21)	(0.29)
Net realized gains on investments	—	(1.91)	—	—	—	—
Total distributions	—	(2.13)	(0.25)	(0.26)	(0.21)	(0.29)
Net Asset Value, End of Period	$59.18	$64.71	$56.94	$69.41	$56.66	$48.01
Total Return(b)	(8.55)%	17.72%	(17.66)%	22.96%	18.49%	(13.92)%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.71%	1.74%	1.69%	1.73%	1.76%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.70%	0.60%	0.21%	0.27%	0.56%	0.54%
Supplemental Data:
Net assets, end of period (000's)	$9,583	$11,884	$12,171	$33,707	$23,131	$12,746
Portfolio turnover rate(b)(d)	42%	58%	39%	127%	109%	46%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 19

Investment Objective: The ProFund VP Bear seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the return of the S&P 500® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500® Index – Composition

% of Index
Information Technology	26%
Health Care	15%
Consumer Discretionary	11%
Communication Services	11%
Financials	10%
Industrials	8%
Consumer Staples	7%
Utilities	3%
Real Estate	3%
Energy	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (108.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $4,238,003	$4,238,000	$4,238,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,238,000)		4,238,000
TOTAL INVESTMENT SECURITIES (Cost $4,238,000)—108.5%		4,238,000
Net other assets (liabilities)—(8.5)%		(330,562)
NET ASSETS—100.0%		$3,907,438

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $658,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	5	9/21/20	$(771,063)	$22,692

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/20	(1.32)%	$(2,759,344)	$(42,062)
S&P 500	UBS AG	7/27/20	(1.12)%	(360,831)	(12,594)
				$(3,120,175)	$(54,656)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

20 :: ProFund VP Bear :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$4,238,000
Repurchase agreements, at value	4,238,000
Total Investment Securities, at value	4,238,000
Cash	39
Segregated cash balances for futures contracts with brokers	66,000
Interest receivable	3
Prepaid expenses	419
TOTAL ASSETS	4,304,461
LIABILITIES:
Payable for capital shares redeemed	320,663
Unrealized depreciation on swap agreements	54,656
Variation margin on futures contracts	9,138
Advisory fees payable	2,118
Management services fees payable	282
Administration fees payable	325
Administrative services fees payable	1,807
Distribution fees payable	1,884
Transfer agency fees payable	265
Fund accounting fees payable	179
Compliance services fees payable	53
Other accrued expenses	5,653
TOTAL LIABILITIES	397,023
NET ASSETS	$3,907,438
NET ASSETS CONSIST OF:
Capital	$25,215,771
Total distributable earnings (loss)	(21,308,333)
NET ASSETS	$3,907,438
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	157,823
Net Asset Value (offering and redemption price per share)	$24.76

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$12,486
EXPENSES:
Advisory fees	21,138
Management services fees	2,818
Administration fees	2,840
Transfer agency fees	2,434
Administrative services fees	7,998
Distribution fees	7,046
Custody fees	428
Fund accounting fees	1,681
Trustee fees	77
Compliance services fees	53
Other fees	4,411
Total Gross Expenses before reductions	50,924
Expenses reduced and reimbursed by the Advisor	(3,574)
TOTAL NET EXPENSES	47,350
NET INVESTMENT INCOME (LOSS)	(34,864)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(6,910)
Net realized gains (losses) on swap agreements	(934,746)
Change in net unrealized appreciation/depreciation on futures contracts	37,425
Change in net unrealized appreciation/depreciation on swap agreements	(61,706)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(965,937)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,000,801)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 21

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(34,864)	$18,942
Net realized gains (losses) on investments	(941,656)	(1,223,236)
Change in net unrealized appreciation/depreciation on investments	(24,281)	(13,846)
Change in net assets resulting from operations	(1,000,801)	(1,218,140)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(3,463)
Change in net assets resulting from distributions	—	(3,463)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	41,494,427	51,564,472
Distributions reinvested	—	3,463
Value of shares redeemed	(39,793,215)	(51,274,347)
Change in net assets resulting from capital transactions	1,701,212	293,588
Change in net assets	700,411	(928,015)
NET ASSETS:
Beginning of period	3,207,027	4,135,042
End of period	$3,907,438	$3,207,027
SHARE TRANSACTIONS:
Issued	1,435,876	1,672,477
Reinvested	—	116
Redeemed	(1,399,188)	(1,671,667)
Change in shares	36,688	926

See accompanying notes to financial statements.

22 :: ProFund VP Bear :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$26.47	$34.40		$33.06	$40.30	$46.37	$48.76
Investment Activities:
Net investment income (loss)(b)	(0.17)	0.13		0.03	(0.32)	(0.63)	(0.75)
Net realized and unrealized gains (losses) on investments	(1.54)	(8.03)		1.31	(6.92)	(5.44)	(1.64)
Total income (loss) from investment activities	(1.71)	(7.90)		1.34	(7.24)	(6.07)	(2.39)
Distributions to Shareholders From:
Net investment income	—	(0.03)		—	—	—	—
Net Asset Value, End of Period	$24.76	$26.47		$34.40	$33.06	$40.30	$46.37
Total Return(c)	(6.50)%	(22.95)%		4.05%	(17.97)%	(13.05)%	(4.92)%
Ratios to Average Net Assets:
Gross expenses(d)	1.81%	1.74%		1.65%	1.68%	1.68%	1.68%
Net expenses(d)	1.68%	1.71	%(e)	1.65%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.24)%	0.43%		0.08%	(0.88)%	(1.42)%	(1.63)%
Supplemental Data:
Net assets, end of period (000's)	$3,907	$3,207		$4,135	$4,157	$6,283	$7,745
Portfolio turnover rate(f)	—	—		—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 23

Investment Objective: The ProFund VP Biotechnology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	12%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	15.5%
Amgen, Inc.	12.4%
Gilead Sciences, Inc.	8.6%
Vertex Pharmaceuticals, Inc.	6.7%
Regeneron Pharmaceuticals, Inc.	5.6%

Dow Jones U.S. BiotechnologySM Index – Composition

% of Index
Biotechnology	83%
Life Sciences Tools & Services	17%

Schedule of Portfolio Investments (unaudited)

Common Stocks (87.8%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	664	$59,302
AbbVie, Inc. (Biotechnology)	101,002	9,916,375
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,521	316,073
Agilent Technologies, Inc. (Life Sciences Tools & Services)	17,696	1,563,795
Agios Pharmaceuticals, Inc.* (Biotechnology)	3,474	185,790
Alexion Pharmaceuticals, Inc.* (Biotechnology)	12,656	1,420,509
Alkermes PLC* (Biotechnology)	9,099	176,566
Allogene Therapeutics, Inc.* (Biotechnology)	3,691	158,049
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	6,480	959,753
Amgen, Inc. (Biotechnology)	33,713	7,951,548
Avantor, Inc.* (Life Sciences Tools & Services)	15,488	263,296
Biogen, Inc.* (Biotechnology)	9,353	2,502,395
BioMarin Pharmaceutical, Inc.* (Biotechnology)	10,364	1,278,296
Bio-Techne Corp. (Life Sciences Tools & Services)	2,190	578,313
Bluebird Bio, Inc.* (Biotechnology)	3,711	226,519
Blueprint Medicines Corp.*(a) (Biotechnology)	3,106	242,268
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,836	494,457
Exact Sciences Corp.* (Biotechnology)	8,153	708,822
Exelixis, Inc.* (Biotechnology)	17,576	417,254
FibroGen, Inc.* (Biotechnology)	4,597	186,316
Gilead Sciences, Inc. (Biotechnology)	71,869	5,529,601
Illumina, Inc.* (Life Sciences Tools & Services)	8,425	3,120,198
Immunomedics, Inc.* (Biotechnology)	11,911	422,126
Incyte Corp.* (Biotechnology)	10,340	1,075,050
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,454	69,661
Ionis Pharmaceuticals, Inc.* (Biotechnology)	7,266	428,403
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	10,178	1,444,054
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,370	1,103,604
Moderna, Inc.* (Biotechnology)	16,936	1,087,461
Myriad Genetics, Inc.* (Biotechnology)	4,275	48,479
Nektar Therapeutics* (Pharmaceuticals)	10,202	236,278
Neurocrine Biosciences, Inc.* (Biotechnology)	5,322	649,284
Portola Pharmaceuticals, Inc.* (Biotechnology)	4,139	74,461
Ppd, Inc.* (Life Sciences Tools & Services)	3,597	96,400
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	3,647	354,817
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,781	3,605,321
Repligen Corp.* (Biotechnology)	2,698	333,500
Sage Therapeutics, Inc.* (Biotechnology)	2,976	123,742
Sarepta Therapeutics, Inc.* (Biotechnology)	4,246	680,804
Seattle Genetics, Inc.* (Biotechnology)	6,647	1,129,458
Syneos Health, Inc.* (Life Sciences Tools & Services)	3,583	208,710
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	3,218	251,712
United Therapeutics Corp.* (Biotechnology)	2,522	305,162
Vertex Pharmaceuticals, Inc.* (Biotechnology)	14,860	4,314,007
Vir Biotechnology, Inc.*(a) (Biotechnology)	474	19,420
TOTAL COMMON STOCKS (Cost $20,046,987)		56,317,409

Repurchase Agreements(b) (2.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $1,723,001	$1,723,000	$1,723,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,723,000)		1,723,000

See accompanying notes to financial statements.

24 :: ProFund VP Biotechnology :: Financial Statements

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	40,288	$40,288
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	441	441
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	221,010	221,010
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $261,739)		261,739
TOTAL INVESTMENT SECURITIES (Cost $22,031,726)—90.9%		58,302,148
Net other assets (liabilities)—9.1%		5,862,420
NET ASSETS—100.0%		$64,164,568

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $260,034.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	7/23/20	1.47%	$7,802,594	$(4,093)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Biotechnology	$46,794,185	72.9%
Life Sciences Tools & Services	9,286,946	14.5%
Pharmaceuticals	236,278	0.4%
Other**	7,847,159	12.2%
Total	$64,164,568	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 25

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$22,031,726
Securities, at value(a)	56,579,148
Repurchase agreements, at value	1,723,000
Total Investment Securities, at value	58,302,148
Cash	340
Segregated cash balances for swap agreements with custodian	340,000
Dividends and interest receivable	3,551
Receivable for capital shares issued	30,161
Receivable for investments sold	6,029,249
Prepaid expenses	1,060
TOTAL ASSETS	64,706,509
LIABILITIES:
Payable for capital shares redeemed	92,498
Payable for collateral for securities loaned	261,739
Unrealized depreciation on swap agreements	4,093
Advisory fees payable	39,400
Management services fees payable	5,253
Administration fees payable	4,941
Administrative services fees payable	22,578
Distribution fees payable	33,802
Trustee fees payable	22
Transfer agency fees payable	4,029
Fund accounting fees payable	2,727
Compliance services fees payable	449
Other accrued expenses	70,410
TOTAL LIABILITIES	541,941
NET ASSETS	$64,164,568
NET ASSETS CONSIST OF:
Capital	$28,032,581
Total distributable earnings (loss)	36,131,987
NET ASSETS	$64,164,568
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	750,561
Net Asset Value (offering and redemption price per share)	$85.49
(a) Includes securities on loan valued at:	$260,034

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$468,790
Interest	3,967
Income from securities lending	59
TOTAL INVESTMENT INCOME	472,816
EXPENSES:
Advisory fees	211,306
Management services fees	28,174
Administration fees	30,155
Transfer agency fees	24,592
Administrative services fees	51,837
Distribution fees	70,436
Custody fees	4,253
Fund accounting fees	16,957
Trustee fees	949
Compliance services fees	449
Other fees	49,519
TOTAL NET EXPENSES	488,627
NET INVESTMENT INCOME (LOSS)	(15,811)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	680,818
Net realized gains (losses) on swap agreements	(21,413)
Change in net unrealized appreciation/depreciation on investment securities	6,119,465
Change in net unrealized appreciation/depreciation on swap agreements	16,399
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,795,269
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,779,458

See accompanying notes to financial statements.

26 :: ProFund VP Biotechnology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,811)	$10,571
Net realized gains (losses) on investments	659,405	5,959,876
Change in net unrealized appreciation/depreciation on investments	6,135,864	2,329,120
Change in net assets resulting from operations	6,779,458	8,299,567
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(215,659)
Change in net assets resulting from distributions	—	(215,659)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,776,005	26,387,774
Distributions reinvested	—	215,659
Value of shares redeemed	(17,158,256)	(32,440,451)
Change in net assets resulting from capital transactions	(382,251)	(5,837,018)
Change in net assets	6,397,207	2,246,890
NET ASSETS:
Beginning of period	57,767,361	55,520,471
End of period	$64,164,568	$57,767,361
SHARE TRANSACTIONS:
Issued	213,788	381,550
Reinvested	—	3,321
Redeemed	(222,066)	(471,795)
Change in shares	(8,278)	(86,924)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Biotechnology :: 27

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$76.13		$65.65	$70.40	$57.44	$68.89	$69.13
Investment Activities:
Net investment income (loss)(a)	(0.02)		0.01	(0.07)	(0.14)	(0.14)	(0.47)
Net realized and unrealized gains (losses) on investments	9.38		10.75	(4.68)	13.10	(10.47)	2.77
Total income (loss) from investment activities	9.36		10.76	(4.75)	12.96	(10.61)	2.30
Distributions to Shareholders From:
Net realized gains on investments	—		(0.28)	—	—	(0.84)	(2.54)
Net Asset Value, End of Period	$85.49		$76.13	$65.65	$70.40	$57.44	$68.89
Total Return(b)	12.29%		16.46%	(6.75)%	22.54%	(15.48)%	3.30%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.63%	1.58%	1.59%	1.57%	1.61%
Net expenses(c)	1.73	%(d)	1.63%	1.58%	1.59%	1.57%	1.61%
Net investment income (loss)(c)	(0.06)%		0.02%	(0.10)%	(0.22)%	(0.24)%	(0.66)%
Supplemental Data:
Net assets, end of period (000's)	$64,165		$57,767	$55,520	$68,165	$59,112	$85,306
Portfolio turnover rate(b)(e)	46%		81%	114%	157%	154%	164%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

28 :: ProFund VP Bull :: Financial Statements

Investment Objective: The ProFund VP Bull seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Futures Contracts	15%
Swap Agreements	25%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	3.7%
Apple, Inc.	3.5%
Amazon.com, Inc.	2.8%
Alphabet, Inc.	2.0%
Facebook, Inc.	1.3%

S&P 500® Index – Composition

% of Index
Information Technology	26%
Health Care	15%
Consumer Discretionary	11%
Communication Services	11%
Financials	10%
Industrials	8%
Consumer Staples	7%
Utilities	3%
Real Estate	3%
Energy	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (61.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	766	$119,488
A.O. Smith Corp. (Building Products)	180	8,482
Abbott Laboratories (Health Care Equipment & Supplies)	2,357	215,500
AbbVie, Inc. (Biotechnology)	2,348	230,526
ABIOMED, Inc.* (Health Care Equipment & Supplies)	60	14,494
Accenture PLC–Class A (IT Services)	849	182,297
Activision Blizzard, Inc. (Entertainment)	1,027	77,949
Adobe, Inc.* (Software)	642	279,470
Advance Auto Parts, Inc. (Specialty Retail)	92	13,105
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,561	82,124
Aflac, Inc. (Insurance)	956	34,445
Agilent Technologies, Inc. (Life Sciences Tools & Services)	411	36,320
Air Products & Chemicals, Inc. (Chemicals)	294	70,989
Akamai Technologies, Inc.* (IT Services)	216	23,131
Alaska Air Group, Inc. (Airlines)	163	5,910
Albemarle Corp. (Chemicals)	142	10,964
Alexandria Real Estate Equities, Inc.(a) (Equity Real Estate Investment Trusts)	168	27,258
Alexion Pharmaceuticals, Inc.* (Biotechnology)	294	32,999
Align Technology, Inc.* (Health Care Equipment & Supplies)	96	26,346
Allegion PLC (Building Products)	123	12,573
Alliant Energy Corp. (Electric Utilities)	332	15,883
Alphabet, Inc.*–Class A (Interactive Media & Services)	400	567,220
Alphabet, Inc.*–Class C (Interactive Media & Services)	390	551,308
Altria Group, Inc. (Tobacco)	2,476	97,183
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	558	1,539,421
Amcor PLC (Containers & Packaging)	2,098	21,421
Ameren Corp. (Multi-Utilities)	329	23,148
American Airlines Group, Inc.(a) (Airlines)	502	6,561
American Electric Power Co., Inc. (Electric Utilities)	660	52,562
American Express Co. (Consumer Finance)	880	83,775
American International Group, Inc. (Insurance)	1,148	35,795
American Tower Corp. (Equity Real Estate Investment Trusts)	591	152,798
American Water Works Co., Inc. (Water Utilities)	241	31,007
Ameriprise Financial, Inc. (Capital Markets)	163	24,457
AmerisourceBergen Corp. (Health Care Providers & Services)	198	19,952
AMETEK, Inc. (Electrical Equipment)	306	27,347
Amgen, Inc. (Biotechnology)	784	184,914
Amphenol Corp.–Class A (Electronic Equipment, Instruments & Components)	394	37,750
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	491	60,216
ANSYS, Inc.* (Software)	114	33,257
Anthem, Inc. (Health Care Providers & Services)	336	88,361
Aon PLC (Insurance)	308	59,321
Apache Corp. (Oil, Gas & Consumable Fuels)	503	6,791
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	198	7,453
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,429	1,980,500

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 29

Common Stocks, continued

	Shares	Value
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,221	$73,809
Aptiv PLC (Auto Components)	340	26,493
Archer-Daniels-Midland Co. (Food Products)	740	29,526
Arista Networks, Inc.* (Communications Equipment)	72	15,122
Arthur J. Gallagher & Co. (Insurance)	253	24,665
Assurant, Inc. (Insurance)	79	8,160
AT&T, Inc. (Diversified Telecommunication Services)	9,494	287,004
Atmos Energy Corp. (Gas Utilities)	163	16,232
Autodesk, Inc.* (Software)	292	69,843
Automatic Data Processing, Inc. (IT Services)	573	85,314
AutoZone, Inc.* (Specialty Retail)	31	34,972
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	188	29,072
Avery Dennison Corp. (Containers & Packaging)	111	12,664
Baker Hughes Co.–Class A (Energy Equipment & Services)	873	13,435
Ball Corp. (Containers & Packaging)	434	30,158
Bank of America Corp. (Banks)	10,404	247,095
Baxter International, Inc. (Health Care Equipment & Supplies)	678	58,376
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	393	94,033
Berkshire Hathaway, Inc.*–Class B (Diversified Financial Services)	2,590	462,341
Best Buy Co., Inc. (Specialty Retail)	303	26,443
Biogen, Inc.* (Biotechnology)	217	58,058
Bio-Rad Laboratories, Inc.*–Class A (Life Sciences Tools & Services)	28	12,642
BlackRock, Inc.–Class A (Capital Markets)	206	112,082
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	55	87,578
BorgWarner, Inc.(a) (Auto Components)	276	9,743
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	193	17,443
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,904	66,849
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,015	177,282
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	533	168,220
Broadridge Financial Solutions, Inc. (IT Services)	153	19,307
Brown-Forman Corp.–Class B (Beverages)	243	15,469
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	179	14,152
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	531	9,123
Cadence Design Systems, Inc.* (Software)	372	35,697
Campbell Soup Co. (Food Products)	225	11,167
Capital One Financial Corp. (Consumer Finance)	607	37,992
Cardinal Health, Inc. (Health Care Providers & Services)	389	20,302
CarMax, Inc.* (Specialty Retail)	217	19,432
Carnival Corp.(a)–Class A (Hotels, Restaurants & Leisure)	631	10,361
Carrier Global Corp. (Building Products)	1,085	24,109
Caterpillar, Inc. (Machinery)	721	91,206
CBOE Global Markets, Inc. (Capital Markets)	146	13,619
CBRE Group, Inc.*–Class A (Real Estate Management & Development)	447	20,213
CDW Corp. (Electronic Equipment, Instruments & Components)	190	22,074
Celanese Corp.–Series A (Chemicals)	158	13,642
Centene Corp.* (Health Care Providers & Services)	772	49,061
CenterPoint Energy, Inc. (Multi-Utilities)	726	13,554
CenturyLink, Inc. (Diversified Telecommunication Services)	1,316	13,199
Cerner Corp. (Health Care Technology)	406	27,831
CF Industries Holdings, Inc. (Chemicals)	285	8,020
Charter Communications, Inc.*–Class A (Media)	201	102,518
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,488	222,004
Chipotle Mexican Grill, Inc.*(a) (Hotels, Restaurants & Leisure)	34	35,780
Chubb, Ltd. (Insurance)	601	76,098
Church & Dwight Co., Inc. (Household Products)	328	25,354
Cigna Corp. (Health Care Providers & Services)	492	92,324
Cincinnati Financial Corp. (Insurance)	201	12,870
Cintas Corp. (Commercial Services & Supplies)	112	29,832
Cisco Systems, Inc. (Communications Equipment)	5,651	263,562
Citigroup, Inc. (Banks)	2,774	141,751
Citizens Financial Group, Inc. (Banks)	568	14,336
Citrix Systems, Inc. (Software)	155	22,926
CME Group, Inc. (Capital Markets)	478	77,694
CMS Energy Corp. (Multi-Utilities)	381	22,258
Cognizant Technology Solutions Corp.–Class A (IT Services)	720	40,910
Colgate-Palmolive Co. (Household Products)	1,141	83,590
Comcast Corp.–Class A (Media)	6,069	236,570
Comerica, Inc. (Banks)	185	7,049
Conagra Brands, Inc. (Food Products)	649	22,825
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	262	13,493
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,429	60,047
Consolidated Edison, Inc. (Multi-Utilities)	445	32,009
Constellation Brands, Inc.–Class A (Beverages)	224	39,189
Copart, Inc.* (Commercial Services & Supplies)	275	22,899
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,011	26,185
Corteva, Inc. (Chemicals)	997	26,710
Costco Wholesale Corp. (Food & Staples Retailing)	588	178,287
Coty, Inc.–Class A (Personal Products)	397	1,775
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	555	92,879
CSX Corp. (Road & Rail)	1,020	71,135
Cummins, Inc. (Machinery)	197	34,132
CVS Health Corp. (Health Care Providers & Services)	1,742	113,178
D.R. Horton, Inc. (Household Durables)	441	24,453

See accompanying notes to financial statements.

30 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Danaher Corp. (Health Care Equipment & Supplies)	838	$148,183
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	173	13,108
DaVita, Inc.* (Health Care Providers & Services)	114	9,022
Deere & Co.(a) (Machinery)	417	65,532
Delta Air Lines, Inc. (Airlines)	756	21,206
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	292	12,866
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	510	5,783
DexCom, Inc.* (Health Care Equipment & Supplies)	123	49,864
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	210	8,782
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	358	50,875
Discover Financial Services (Consumer Finance)	408	20,437
Discovery, Inc.* (Media)	213	4,494
Discovery, Inc.*–Class C (Media)	422	8,128
Dish Network Corp.*–Class A (Media)	343	11,837
Dollar General Corp. (Multiline Retail)	335	63,821
Dollar Tree, Inc.* (Multiline Retail)	316	29,287
Dominion Energy, Inc. (Multi-Utilities)	1,118	90,759
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	52	19,211
Dover Corp. (Machinery)	192	18,540
Dow, Inc. (Chemicals)	987	40,230
DTE Energy Co. (Multi-Utilities)	257	27,628
Duke Energy Corp. (Electric Utilities)	979	78,212
Duke Realty Corp. (Equity Real Estate Investment Trusts)	491	17,376
DuPont de Nemours, Inc. (Chemicals)	978	51,961
DXC Technology Co. (IT Services)	338	5,577
E*TRADE Financial Corp. (Capital Markets)	295	14,670
Eastman Chemical Co. (Chemicals)	181	12,605
Eaton Corp. PLC (Electrical Equipment)	533	46,627
eBay, Inc. (Internet & Direct Marketing Retail)	880	46,156
Ecolab, Inc. (Chemicals)	330	65,654
Edison International (Electric Utilities)	504	27,372
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	826	57,085
Electronic Arts, Inc.* (Entertainment)	385	50,839
Eli Lilly & Co. (Pharmaceuticals)	1,122	184,210
Emerson Electric Co. (Electrical Equipment)	796	49,376
Entergy Corp. (Electric Utilities)	267	25,047
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	776	39,312
Equifax, Inc. (Professional Services)	162	27,845
Equinix, Inc. (Equity Real Estate Investment Trusts)	118	82,871
Equity Residential (Equity Real Estate Investment Trusts)	466	27,410
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	87	19,938
Everest Re Group, Ltd. (Insurance)	53	10,929
Evergy, Inc. (Electric Utilities)	302	17,906
Eversource Energy (Electric Utilities)	448	37,305
Exelon Corp. (Electric Utilities)	1,298	47,104
Expedia Group, Inc. (Internet & Direct Marketing Retail)	180	14,796
Expeditors International of Washington, Inc. (Air Freight & Logistics)	222	16,881
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	172	15,888
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,634	251,953
F5 Networks, Inc.* (Communications Equipment)	81	11,298
Facebook, Inc.*–Class A (Interactive Media & Services)	3,204	727,532
Fastenal Co. (Trading Companies & Distributors)	763	32,687
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	94	8,010
FedEx Corp. (Air Freight & Logistics)	320	44,870
Fidelity National Information Services, Inc. (IT Services)	823	110,356
Fifth Third Bancorp (Banks)	949	18,297
First Horizon National Corp. (Banks)	1	6
First Republic Bank (Banks)	228	24,166
FirstEnergy Corp. (Electric Utilities)	722	27,999
Fiserv, Inc.* (IT Services)	749	73,117
FleetCor Technologies, Inc.* (IT Services)	112	28,171
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	174	7,059
Flowserve Corp. (Machinery)	173	4,934
FMC Corp. (Chemicals)	172	17,135
Ford Motor Co. (Automobiles)	5,205	31,646
Fortinet, Inc.* (Software)	179	24,571
Fortive Corp. (Machinery)	395	26,726
Fortune Brands Home & Security, Inc. (Building Products)	186	11,891
Fox Corp.–Class A (Media)	457	12,257
Fox Corp.–Class B (Media)	212	5,690
Franklin Resources, Inc. (Capital Markets)	370	7,759
Freeport-McMoRan, Inc. (Metals & Mining)	1,935	22,388
Garmin, Ltd. (Household Durables)	193	18,818
Gartner, Inc.* (IT Services)	119	14,438
General Dynamics Corp. (Aerospace & Defense)	310	46,333
General Electric Co. (Industrial Conglomerates)	11,655	79,604
General Mills, Inc. (Food Products)	808	49,813
General Motors Co. (Automobiles)	1,678	42,454
Genuine Parts Co.(a) (Distributors)	192	16,696
Gilead Sciences, Inc. (Biotechnology)	1,671	128,567
Global Payments, Inc. (IT Services)	399	67,678
Globe Life, Inc. (Insurance)	130	9,650
H&R Block, Inc. (Diversified Consumer Services)	256	3,656
Halliburton Co. (Energy Equipment & Services)	1,169	15,174
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	464	5,239
Hartford Financial Services Group, Inc. (Insurance)	477	18,388
Hasbro, Inc. (Leisure Products)	170	12,742

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 31

Common Stocks, continued

	Shares	Value
HCA Healthcare, Inc. (Health Care Providers & Services)	351	$34,068
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	717	19,761
Henry Schein, Inc.* (Health Care Providers & Services)	190	11,094
Hess Corp. (Oil, Gas & Consumable Fuels)	348	18,030
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,712	16,658
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	369	27,103
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	198	5,782
Hologic, Inc.* (Health Care Equipment & Supplies)	344	19,608
Honeywell International, Inc. (Industrial Conglomerates)	935	135,192
Hormel Foods Corp. (Food Products)	373	18,005
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	939	10,132
Howmet Aerospace, Inc.* (Aerospace & Defense)	511	8,099
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,905	33,204
Humana, Inc. (Health Care Providers & Services)	176	68,244
Huntington Bancshares, Inc. (Banks)	1,351	12,206
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	54	9,422
IDEX Corp.(a) (Machinery)	100	15,804
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	113	37,308
IHS Markit, Ltd. (Professional Services)	532	40,165
Illinois Tool Works, Inc. (Machinery)	383	66,968
Illumina, Inc.* (Life Sciences Tools & Services)	196	72,589
Incyte Corp.* (Biotechnology)	240	24,953
Ingersoll Rand, Inc.* (Machinery)	461	12,963
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,642	337,562
Intercontinental Exchange, Inc. (Capital Markets)	729	66,776
International Business Machines Corp. (IT Services)	1,183	142,871
International Flavors & Fragrances, Inc. (Chemicals)	142	17,389
International Paper Co. (Containers & Packaging)	524	18,450
Intuit, Inc. (Software)	347	102,778
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	155	88,324
Invesco, Ltd. (Capital Markets)	501	5,391
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	47	7,538
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	237	33,626
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	384	10,022
J.B. Hunt Transport Services, Inc. (Road & Rail)	112	13,478
Jack Henry & Associates, Inc. (IT Services)	102	18,771
Jacobs Engineering Group, Inc. (Construction & Engineering)	173	14,670
Johnson & Johnson (Pharmaceuticals)	3,511	493,753
Johnson Controls International PLC(a) (Building Products)	991	33,832
JPMorgan Chase & Co. (Banks)	4,060	381,883
Juniper Networks, Inc. (Communications Equipment)	442	10,104
Kansas City Southern Industries, Inc. (Road & Rail)	127	18,960
Kellogg Co. (Food Products)	333	21,998
KeyCorp (Banks)	1,300	15,834
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	249	25,094
Kimberly-Clark Corp. (Household Products)	454	64,173
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	576	7,396
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,592	39,321
KLA Corp. (Semiconductors & Semiconductor Equipment)	207	40,257
Kohl's Corp. (Multiline Retail)	210	4,362
L Brands, Inc. (Specialty Retail)	311	4,656
L3Harris Technologies, Inc. (Aerospace & Defense)	288	48,865
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	130	21,594
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	193	62,428
Lamb Weston Holding, Inc. (Food Products)	195	12,466
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	448	20,402
Leggett & Platt, Inc. (Household Durables)	176	6,186
Leidos Holdings, Inc. (IT Services)	178	16,673
Lennar Corp.–Class A (Household Durables)	366	22,553
Lincoln National Corp. (Insurance)	257	9,455
Linde PLC (Chemicals)	700	148,476
Live Nation Entertainment, Inc.* (Entertainment)	189	8,378
LKQ Corp.* (Distributors)	405	10,611
Lockheed Martin Corp. (Aerospace & Defense)	329	120,059
Loews Corp. (Insurance)	323	11,076
Lowe's Cos., Inc. (Specialty Retail)	1,006	135,930
LyondellBasell Industries N.V.–Class A (Chemicals)	342	22,476
M&T Bank Corp. (Banks)	171	17,779
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,053	6,444
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	866	32,371
MarketAxess Holdings, Inc. (Capital Markets)	51	25,547
Marriott International, Inc.–Class A (Hotels, Restaurants & Leisure)	360	30,849
Marsh & McLennan Cos., Inc. (Insurance)	680	73,011
Martin Marietta Materials, Inc. (Construction Materials)	83	17,145
Masco Corp. (Building Products)	351	17,624
MasterCard, Inc.–Class A (IT Services)	1,178	348,336
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	355	21,517
McCormick & Co., Inc. (Food Products)	165	29,603
McDonald's Corp. (Hotels, Restaurants & Leisure)	991	182,810

See accompanying notes to financial statements.

32 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
McKesson Corp. (Health Care Providers & Services)	216	$33,139
Medtronic PLC (Health Care Equipment & Supplies)	1,787	163,867
Merck & Co., Inc. (Pharmaceuticals)	3,363	260,061
MetLife, Inc. (Insurance)	1,028	37,543
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	32	25,778
MGM Resorts International (Hotels, Restaurants & Leisure)	657	11,038
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	327	34,436
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,482	76,353
Microsoft Corp. (Software)	10,105	2,056,470
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	152	17,430
Mohawk Industries, Inc.* (Household Durables)	79	8,039
Molson Coors Beverage Co.–Class B (Beverages)	251	8,624
Mondelez International, Inc.–Class A (Food Products)	1,902	97,249
Monster Beverage Corp.* (Beverages)	498	34,521
Moody's Corp. (Capital Markets)	215	59,067
Morgan Stanley (Capital Markets)	1,596	77,087
Motorola Solutions, Inc. (Communications Equipment)	227	31,810
MSCI, Inc.–Class A (Capital Markets)	113	37,722
Mylan N.V.* (Pharmaceuticals)	689	11,079
Nasdaq, Inc. (Capital Markets)	153	18,279
National Oilwell Varco, Inc. (Energy Equipment & Services)	517	6,333
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	295	13,089
Netflix, Inc.* (Entertainment)	586	266,653
Newell Brands, Inc. (Household Durables)	509	8,083
Newmont Corp. (Metals & Mining)	1,069	66,000
News Corp.–Class A (Media)	518	6,143
News Corp.–Class B (Media)	162	1,936
NextEra Energy, Inc. (Electric Utilities)	652	156,592
Nielsen Holdings PLC (Professional Services)	475	7,059
NIKE, Inc.–Class B (Textiles, Apparel & Luxury Goods)	1,652	161,978
NiSource, Inc. (Multi-Utilities)	510	11,597
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	639	5,725
Norfolk Southern Corp. (Road & Rail)	341	59,869
Northern Trust Corp. (Capital Markets)	277	21,977
Northrop Grumman Corp. (Aerospace & Defense)	207	63,640
NortonLifelock, Inc. (Software)	722	14,317
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	342	5,619
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	325	10,582
Nucor Corp. (Metals & Mining)	401	16,605
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	820	311,526
NVR, Inc.* (Household Durables)	5	16,294
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,199	21,942
Old Dominion Freight Line, Inc. (Road & Rail)	126	21,368
Omnicom Group, Inc. (Media)	286	15,616
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	552	18,337
Oracle Corp. (Software)	2,773	153,264
O'Reilly Automotive, Inc.* (Specialty Retail)	99	41,745
Otis Worldwide Corp. (Machinery)	542	30,818
PACCAR, Inc. (Machinery)	461	34,506
Packaging Corp. of America (Containers & Packaging)	126	12,575
Parker-Hannifin Corp. (Machinery)	171	31,339
Paychex, Inc. (IT Services)	425	32,194
Paycom Software, Inc.* (Software)	64	19,823
PayPal Holdings, Inc.* (IT Services)	1,565	272,670
Pentair PLC (Machinery)	221	8,396
People's United Financial, Inc. (Banks)	566	6,549
PepsiCo, Inc. (Beverages)	1,849	244,549
PerkinElmer, Inc. (Life Sciences Tools & Services)	148	14,517
Perrigo Co. PLC (Pharmaceuticals)	182	10,059
Pfizer, Inc. (Pharmaceuticals)	7,402	242,045
Philip Morris International, Inc. (Tobacco)	2,075	145,375
Phillips 66 (Oil, Gas & Consumable Fuels)	582	41,846
Pinnacle West Capital Corp. (Electric Utilities)	150	10,994
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	220	21,494
PPG Industries, Inc. (Chemicals)	314	33,303
PPL Corp. (Electric Utilities)	1,024	26,460
Principal Financial Group, Inc. (Insurance)	339	14,082
Prologis, Inc. (Equity Real Estate Investment Trusts)	984	91,837
Prudential Financial, Inc. (Insurance)	526	32,033
Public Service Enterprise Group, Inc. (Multi-Utilities)	674	33,134
Public Storage (Equity Real Estate Investment Trusts)	200	38,378
PulteGroup, Inc. (Household Durables)	336	11,434
PVH Corp. (Textiles, Apparel & Luxury Goods)	95	4,565
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	153	16,911
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,499	136,724
Quanta Services, Inc. (Construction & Engineering)	183	7,179
Quest Diagnostics, Inc. (Health Care Providers & Services)	178	20,285
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	64	4,641
Raymond James Financial, Inc. (Capital Markets)	163	11,219
Raytheon Technologies Corp. (Aerospace & Defense)	1,960	120,775
Realty Income Corp. (Equity Real Estate Investment Trusts)	458	27,251
Regency Centers Corp. (Equity Real Estate Investment Trusts)	226	10,371
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	134	83,569
Regions Financial Corp. (Banks)	1,275	14,178

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 33

Common Stocks, continued

	Shares	Value
Republic Services, Inc.–Class A (Commercial Services & Supplies)	280	$22,974
ResMed, Inc. (Health Care Equipment & Supplies)	193	37,056
Robert Half International, Inc. (Professional Services)	153	8,083
Rockwell Automation, Inc. (Electrical Equipment)	154	32,802
Rollins, Inc. (Commercial Services & Supplies)	188	7,969
Roper Technologies, Inc. (Industrial Conglomerates)	139	53,968
Ross Stores, Inc. (Specialty Retail)	474	40,404
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	229	11,519
S&P Global, Inc. (Capital Markets)	321	105,763
Salesforce.com, Inc.* (Software)	1,201	224,983
SBA Communications Corp. (Equity Real Estate Investment Trusts)	149	44,390
Schlumberger, Ltd. (Energy Equipment & Services)	1,849	34,004
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	301	14,571
Sealed Air Corp. (Containers & Packaging)	207	6,800
Sempra Energy (Multi-Utilities)	390	45,720
ServiceNow, Inc.* (Software)	254	102,885
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	407	27,831
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	222	28,385
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	102	5,028
Snap-on, Inc. (Machinery)	72	9,973
Southwest Airlines Co. (Airlines)	715	24,439
Stanley Black & Decker, Inc. (Machinery)	205	28,573
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,556	114,506
State Street Corp. (Capital Markets)	469	29,805
STERIS PLC (Health Care Equipment & Supplies)	113	17,339
Stryker Corp. (Health Care Equipment & Supplies)	430	77,482
SVB Financial Group* (Banks)	69	14,872
Synchrony Financial (Consumer Finance)	716	15,867
Synopsys, Inc.* (Software)	201	39,195
Sysco Corp. (Food & Staples Retailing)	676	36,950
T. Rowe Price Group, Inc. (Capital Markets)	303	37,421
Take-Two Interactive Software, Inc.* (Entertainment)	152	21,215
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	368	4,887
Target Corp. (Multiline Retail)	666	79,873
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	440	35,882
TechnipFMC PLC (Energy Equipment & Services)	560	3,830
Teledyne Technologies, Inc.* (Aerospace & Defense)	49	15,237
Teleflex, Inc. (Health Care Equipment & Supplies)	62	22,567
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,223	155,284
Textron, Inc. (Aerospace & Defense)	303	9,972
The AES Corp. (Independent Power and Renewable Electricity Producers)	886	12,838
The Allstate Corp. (Insurance)	419	40,639
The Bank of New York Mellon Corp. (Capital Markets)	1,074	41,510
The Boeing Co. (Aerospace & Defense)	714	130,876
The Charles Schwab Corp. (Capital Markets)	1,527	51,521
The Clorox Co. (Household Products)	167	36,635
The Coca-Cola Co. (Beverages)	5,151	230,147
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	65	18,437
The Estee Lauder Co., Inc. (Personal Products)	299	56,415
The Gap, Inc. (Specialty Retail)	284	3,584
The Goldman Sachs Group, Inc. (Capital Markets)	412	81,419
The Hershey Co. (Food Products)	196	25,406
The Home Depot, Inc. (Specialty Retail)	1,433	358,980
The Interpublic Group of Cos., Inc. (Media)	519	8,906
The JM Smucker Co.–Class A (Food Products)	152	16,083
The Kraft Heinz Co. (Food Products)	830	26,469
The Kroger Co. (Food & Staples Retailing)	1,048	35,475
The Mosaic Co. (Chemicals)	465	5,817
The PNC Financial Services Group, Inc (Banks)	565	59,444
The Procter & Gamble Co. (Household Products)	3,299	394,461
The Progressive Corp. (Insurance)	780	62,485
The Sherwin-Williams Co. (Chemicals)	108	62,408
The Southern Co. (Electric Utilities)	1,407	72,953
The TJX Cos., Inc. (Specialty Retail)	1,596	80,694
The Travelers Cos., Inc. (Insurance)	337	38,435
The Walt Disney Co. (Entertainment)	2,407	268,406
The Western Union Co. (IT Services)	548	11,848
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,617	30,755
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	526	190,590
Tiffany & Co. (Specialty Retail)	146	17,803
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	759	79,050
Tractor Supply Co. (Specialty Retail)	154	20,296
Trane Technologies PLC (Building Products)	319	28,384
TransDigm Group, Inc. (Aerospace & Defense)	67	29,617
Truist Financial Corp. (Banks)	1,795	67,402
Twitter, Inc.* (Interactive Media & Services)	1,046	31,160
Tyler Technologies, Inc.*(a) (Software)	53	18,385
Tyson Foods, Inc.–Class A (Food Products)	392	23,406
U.S. Bancorp (Banks)	1,826	67,233
UDR, Inc. (Equity Real Estate Investment Trusts)	393	14,690
Ulta Beauty, Inc.* (Specialty Retail)	75	15,257
Under Armour, Inc.*–Class A (Textiles, Apparel & Luxury Goods)	251	2,445
Under Armour, Inc.*(a)–Class C (Textiles, Apparel & Luxury Goods)	262	2,316
Union Pacific Corp. (Road & Rail)	904	152,840
United Airlines Holdings , Inc.* (Airlines)	337	11,664

See accompanying notes to financial statements.

34 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
United Parcel Service, Inc.–Class B (Air Freight & Logistics)	938	$104,287
United Rentals, Inc.* (Trading Companies & Distributors)	96	14,308
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,264	372,816
Universal Health Services, Inc.–Class B (Health Care Providers & Services)	103	9,568
Unum Group (Insurance)	271	4,496
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	543	31,939
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	121	14,825
Ventas, Inc. (Equity Real Estate Investment Trusts)	497	18,200
VeriSign, Inc.* (IT Services)	135	27,922
Verisk Analytics, Inc.–Class A (Professional Services)	216	36,763
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,514	303,987
Vertex Pharmaceuticals, Inc.* (Biotechnology)	345	100,157
VF Corp. (Textiles, Apparel & Luxury Goods)	425	25,900
ViacomCBS, Inc.–Class B (Media)	720	16,790
Visa, Inc.–Class A (IT Services)	2,248	434,247
Vornado Realty Trust (Equity Real Estate Investment Trusts)	211	8,062
Vulcan Materials Co. (Construction Materials)	176	20,390
W.R. Berkley Corp. (Insurance)	188	10,771
W.W. Grainger, Inc. (Trading Companies & Distributors)	58	18,221
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	982	41,627
Walmart, Inc. (Food & Staples Retailing)	1,887	226,025
Waste Management, Inc. (Commercial Services & Supplies)	517	54,756
Waters Corp.* (Life Sciences Tools & Services)	82	14,793
WEC Energy Group, Inc. (Multi-Utilities)	420	36,813
Wells Fargo & Co. (Banks)	4,972	127,283
Welltower, Inc. (Equity Real Estate Investment Trusts)	556	28,773
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	98	22,263
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	399	17,616
Westinghouse Air Brake Technologies Corp. (Machinery)	241	13,874
WestRock Co. (Containers & Packaging)	345	9,750
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	994	22,325
Whirlpool Corp. (Household Durables)	83	10,751
Willis Towers Watson PLC (Insurance)	172	33,875
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	129	9,609
Xcel Energy, Inc. (Electric Utilities)	700	43,750
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	244	3,731
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	324	31,878
Xylem, Inc. (Machinery)	240	15,590
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	401	34,851
Zebra Technologies Corp.*–Class A (Electronic Equipment, Instruments & Components)	71	18,172
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	276	32,943
Zions Bancorp (Banks)	218	7,412
Zoetis, Inc. (Pharmaceuticals)	633	86,746
TOTAL COMMON STOCKS (Cost $8,331,907)		34,157,483

Repurchase Agreements(b)(c) (37.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $21,112,016	$21,112,000	$21,112,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,112,000)		21,112,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio–Institutional Shares, 0.18%(d)	30,877	$30,877
Fidelity Investments Money Market Government Portfolio–Class I, 0.41%(d)	338	338
JPMorgan U.S. Government Money Market Fund–Capital Shares, 0.19%(d)	169,388	169,388
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $200,603)		200,603
TOTAL INVESTMENT SECURITIES (Cost $29,644,510)–99.1%		55,470,086
Net other assets (liabilities)–0.9%		482,339
NET ASSETS–100.0%		$55,952,425

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $197,728.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $2,239,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 35

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	53	9/21/20	$8,173,263	$(240,709)

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/20	1.52%	$6,657,704	$101,451
S&P 500	UBS AG	7/27/20	1.47%	7,153,732	109,491
				$13,811,436	$210,942

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Bull invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$602,895	1.2%
Air Freight & Logistics	180,190	0.3%
Airlines	69,780	0.1%
Auto Components	36,236	0.1%
Automobiles	74,100	0.1%
Banks	1,244,775	2.3%
Beverages	572,499	1.0%
Biotechnology	843,743	1.5%
Building Products	136,895	0.2%
Capital Markets	920,785	1.6%
Chemicals	607,779	1.0%
Commercial Services & Supplies	138,430	0.2%
Communications Equipment	331,896	0.6%
Construction & Engineering	21,849	NM
Construction Materials	37,535	0.1%
Consumer Finance	158,071	0.3%
Containers & Packaging	111,818	0.2%
Distributors	27,307	NM
Diversified Consumer Services	3,656	NM
Diversified Financial Services	462,341	0.8%
Diversified Telecommunication Services	604,190	1.1%
Electric Utilities	640,139	1.2%
Electrical Equipment	156,152	0.3%
Electronic Equipment, Instruments & Components	179,754	0.3%
Energy Equipment & Services	72,776	0.1%
Entertainment	693,440	1.2%
Equity Real Estate Investment Trusts	951,148	1.7%
Food & Staples Retailing	518,364	0.9%
Food Products	384,016	0.7%
Gas Utilities	16,232	NM
Health Care Equipment & Supplies	1,295,615	2.3%
Health Care Providers & Services	963,008	1.7%
Health Care Technology	27,831	NM
Hotels, Restaurants & Leisure	526,766	0.9%
Household Durables	126,611	0.2%
Household Products	604,213	1.2%
Independent Power and Renewable Electricity Producers	23,420	NM
Industrial Conglomerates	388,252	0.7%
Insurance	658,222	1.2%
Interactive Media & Services	1,877,220	3.4%
Internet & Direct Marketing Retail	1,687,951	3.1%
IT Services	1,955,828	3.5%
Leisure Products	12,742	NM
Life Sciences Tools & Services	400,855	0.7%
Machinery	509,874	1.0%
Media	430,885	0.8%
Metals & Mining	104,993	0.2%
Multiline Retail	177,343	0.3%
Multi-Utilities	336,620	0.6%
Oil, Gas & Consumable Fuels	891,274	1.6%
Personal Products	58,190	0.1%
Pharmaceuticals	1,465,235	2.7%
Professional Services	119,915	0.2%
Real Estate Management & Development	20,213	NM
Road & Rail	337,650	0.6%
Semiconductors & Semiconductor Equipment	1,637,630	2.9%
Software	3,197,864	5.7%
Specialty Retail	813,301	1.5%
Technology Hardware, Storage & Peripherals	2,079,369	3.7%
Textiles, Apparel & Luxury Goods	211,971	0.4%
Tobacco	242,558	0.4%
Trading Companies & Distributors	65,216	0.1%
Water Utilities	31,007	0.1%
Wireless Telecommunication Services	79,050	0.1%
Other**	21,794,942	39.0%
Total	$55,952,425	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

36 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities (unaudited) June 30, 2020

ASSETS:
Total Investment Securities, at cost	$29,644,510
Securities, at value(a)	34,358,086
Repurchase agreements, at value	21,112,000
Total Investment Securities, at value	55,470,086
Cash	356
Segregated cash balances for futures contracts with brokers	699,600
Dividends and interest receivable	26,953
Unrealized appreciation on swap agreements	210,942
Receivable for capital shares issued	297,336
Variation margin on futures contracts	96,858
Prepaid expenses	3,118
TOTAL ASSETS	56,805,249
LIABILITIES:
Payable for capital shares redeemed	511,185
Payable for collateral for securities loaned	200,603
Advisory fees payable	31,724
Management services fees payable	4,230
Administration fees payable	4,440
Administrative services fees payable	24,001
Distribution fees payable	25,152
Trustee fees payable	20
Transfer agency fees payable	3,621
Fund accounting fees payable	2,576
Compliance services fees payable	404
Other accrued expenses	44,868
TOTAL LIABILITIES	852,824
NET ASSETS	$55,952,425
NET ASSETS CONSIST OF:
Capital	$30,206,259
Total distributable earnings (loss)	25,746,166
NET ASSETS	$55,952,425
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,088,548
Net Asset Value (offering and redemption price per share)	$51.40
(a) Includes securities on loan valued at:	$197,728

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$367,441
Interest	64,086
Income from securities lending	252
TOTAL INVESTMENT INCOME	431,779
EXPENSES:
Advisory fees	206,426
Management services fees	27,523
Administration fees	25,555
Transfer agency fees	20,450
Administrative services fees	71,931
Distribution fees	68,809
Custody fees	4,032
Fund accounting fees	14,831
Trustee fees	810
Compliance services fees	404
Other fees	38,020
Total Gross Expenses before reductions	478,791
Expenses reduced and reimbursed by the Advisor	(7,664)
TOTAL NET EXPENSES	471,127
NET INVESTMENT INCOME (LOSS)	(39,348)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,445,923
Net realized gains (losses) on futures contracts	72,105
Net realized gains (losses) on swap agreements	(1,528,658)
Change in net unrealized appreciation/depreciation on investment securities	(3,788,228)
Change in net unrealized appreciation/depreciation on futures contracts	(396,311)
Change in net unrealized appreciation/depreciation on swap agreements	248,650
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,946,519)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,985,867)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 37

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(39,348)	$197,148
Net realized gains (losses) on investments	989,370	11,132,642
Change in net unrealized appreciation/depreciation on investments	(3,935,889)	3,196,756
Change in net assets resulting from operations	(2,985,867)	14,526,546
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,205,822)
Change in net assets resulting from distributions	—	(1,205,822)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	85,899,481	239,398,218
Distributions reinvested	—	1,205,822
Value of shares redeemed	(92,933,108)	(246,878,704)
Change in net assets resulting from capital transactions	(7,033,627)	(6,274,664)
Change in net assets	(10,019,494)	7,046,060
NET ASSETS:
Beginning of period	65,971,919	58,925,859
End of period	$55,952,425	$65,971,919
SHARE TRANSACTIONS:
Issued	1,704,024	4,930,838
Reinvested	—	25,200
Redeemed	(1,845,778)	(5,113,563)
Change in shares	(141,754)	(157,525)

See accompanying notes to financial statements.

38 :: ProFund VP Bull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$53.62		$42.46		$50.65		$43.55	$40.57	$41.22

Investment Activities:
Net investment income (loss)(a)	(0.04)		0.16		0.11		(0.13)	(0.19)	(0.17)
Net realized and unrealized gains (losses) on investments	(2.18)		11.98		(2.71)		8.48	4.09	(0.01)
Total income (loss) from investment activities	(2.22)		12.14		(2.60)		8.35	3.90	(0.18)

Distributions to Shareholders From:
Net investment income	—		(0.13)		—		—	—	—
Net realized gains on investments	—		(0.85)		(5.59)		(1.25)	(0.92)	(0.47)
Total distributions	—		(0.98)		(5.59)		(1.25)	(0.92)	(0.47)

Net Asset Value, End of Period	$51.40		$53.62		$42.46		$50.65	$43.55	$40.57

Total Return(b)	(4.14)%		28.88%		(6.15	)%(c)	19.34%	9.66%	(0.46)%

Ratios to Average Net Assets:
Gross expenses(d)	1.74%		1.70%		1.69%		1.68%	1.71%	1.73%
Net expenses(d)	1.71	%(e)	1.70	%(e)	1.62	%(c)	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.14)%		0.32%		0.23	%(c)	(0.28)%	(0.45)%	(0.42)%

Supplemental Data:
Net assets, end of period (000's)	$55,952		$65,972		$58,926		$92,541	$77,915	$104,154
Portfolio turnover rate(b)(f)	1%		56%		8%		3%	4%	32%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and 0.17%, respectively, and the total return would have been (6.22)%.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year period ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 39

Investment Objective: The ProFund VP Consumer Goods seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	12.7%
PepsiCo, Inc.	7.9%
The Coca-Cola Co.	7.4%
Tesla, Inc.	6.8%
NIKE, Inc.	5.2%

Dow Jones U.S. Consumer GoodsSM Index – Composition

% of Index
Food, Beverage & Tobacco	43%
Household & Personal Products	23%
Consumer Durables & Apparel	15%
Automobiles & Components	12%
Media & Entertainment	5%
Retailing	1%
Capital Goods	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.5%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,117	$312,480
Adient PLC* (Auto Components)	466	7,652
Altria Group, Inc. (Tobacco)	9,926	389,596
Aptiv PLC (Auto Components)	1,429	111,347
Archer-Daniels-Midland Co. (Food Products)	2,967	118,383
Autoliv, Inc. (Auto Components)	420	27,094
Beyond Meat, Inc.* (Food Products)	57	7,637
BorgWarner, Inc. (Auto Components)	1,107	39,077
Brown-Forman Corp.–Class B (Beverages)	975	62,069
Brunswick Corp. (Leisure Products)	423	27,076
Bunge, Ltd. (Food Products)	759	31,218
Campbell Soup Co. (Food Products)	903	44,816
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	797	12,457
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	233	18,803
Church & Dwight Co., Inc. (Household Products)	1,313	101,495
Colgate-Palmolive Co. (Household Products)	4,576	335,238
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	152	12,248
Conagra Brands, Inc. (Food Products)	2,602	91,512
Constellation Brands, Inc.–Class A (Beverages)	898	157,105
Coty, Inc.–Class A (Personal Products)	1,589	7,103
D.R. Horton, Inc. (Household Durables)	1,768	98,036
Dana, Inc. (Auto Components)	772	9,411
Darling Ingredients, Inc.* (Food Products)	876	21,567
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	149	29,262
Electronic Arts, Inc.* (Entertainment)	1,542	203,621
Energizer Holdings, Inc. (Household Products)	339	16,099
Flowers Foods, Inc. (Food Products)	1,028	22,986
Ford Motor Co. (Automobiles)	20,872	126,902
General Mills, Inc. (Food Products)	3,238	199,623
General Motors Co. (Automobiles)	6,726	170,168
Gentex Corp. (Auto Components)	1,309	33,733
Genuine Parts Co. (Distributors)	771	67,046
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,859	20,988
Harley-Davidson, Inc. (Automobiles)	817	19,420
Hasbro, Inc. (Leisure Products)	679	50,891
Helen of Troy, Ltd.* (Household Durables)	135	25,456
Herbalife Nutrition, Ltd.* (Personal Products)	497	22,355
Herman Miller, Inc. (Commercial Services & Supplies)	313	7,390
Hormel Foods Corp. (Food Products)	1,497	72,260
Ingredion, Inc. (Food Products)	358	29,714
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,207	18,769
Kellogg Co. (Food Products)	1,335	88,190
Keurig Dr Pepper, Inc. (Beverages)	1,803	51,205
Kimberly-Clark Corp. (Household Products)	1,820	257,257
Lamb Weston Holding, Inc. (Food Products)	780	49,865
Lancaster Colony Corp. (Food Products)	105	16,274
Lear Corp. (Auto Components)	291	31,725
Leggett & Platt, Inc. (Household Durables)	705	24,781
Lennar Corp.–Class A (Household Durables)	1,466	90,335
Lennar Corp.–Class B (Household Durables)	81	3,733
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	218	2,921
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	611	190,638
Mattel, Inc.* (Leisure Products)	1,853	17,919
McCormick & Co., Inc. (Food Products)	661	118,590
Mohawk Industries, Inc.* (Household Durables)	318	32,360
Molson Coors Beverage Co.–Class B (Beverages)	1,005	34,532
Mondelez International, Inc.–Class A (Food Products)	7,627	389,968
Monster Beverage Corp.* (Beverages)	1,998	138,501
National Beverage Corp.*(a) (Beverages)	62	3,783

See accompanying notes to financial statements.

40  :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued

	Shares	Value
Newell Brands, Inc. (Household Durables)	2,039	$32,379
NIKE, Inc.–Class B (Textiles, Apparel & Luxury Goods)	6,626	649,680
Nu Skin Enterprises, Inc.–Class A (Personal Products)	276	10,551
NVR, Inc.* (Household Durables)	19	61,916
Peloton Interactive, Inc.*–Class A (Leisure Products)	131	7,568
PepsiCo, Inc. (Beverages)	7,414	980,576
Performance Food Group Co.* (Food & Staples Retailing)	708	20,631
Philip Morris International, Inc. (Tobacco)	8,318	582,759
Pilgrim's Pride Corp.* (Food Products)	277	4,679
Polaris, Inc. (Leisure Products)	308	28,505
Pool Corp. (Distributors)	213	57,908
Post Holdings, Inc.* (Food Products)	343	30,054
PulteGroup, Inc. (Household Durables)	1,345	45,770
PVH Corp. (Textiles, Apparel & Luxury Goods)	378	18,163
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	255	18,493
Reynolds Consumer Products, Inc. (Household Products)	257	8,928
Seaboard Corp. (Food Products)	1	2,934
Skechers U.S.A., Inc.*–Class A (Textiles, Apparel & Luxury Goods)	727	22,813
Spectrum Brands Holdings, Inc. (Household Products)	219	10,052
Stanley Black & Decker, Inc. (Machinery)	825	114,988
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	408	10,074
Take-Two Interactive Software, Inc.* (Entertainment)	609	84,998
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,475	19,588
Tempur Sealy International, Inc.* (Household Durables)	232	16,692
Tesla, Inc.* (Automobiles)	782	844,412
The Boston Beer Co., Inc.*(a)–Class A (Beverages)	51	27,369
The Clorox Co. (Household Products)	668	146,539
The Coca-Cola Co. (Beverages)	20,653	922,776
The Estee Lauder Co., Inc. (Personal Products)	1,202	226,794
The Goodyear Tire & Rubber Co. (Auto Components)	1,243	11,119
The Hain Celestial Group, Inc.* (Food Products)	418	13,171
The Hershey Co. (Food Products)	787	102,011
The JM Smucker Co.–Class A (Food Products)	610	64,544
The Kraft Heinz Co. (Food Products)	3,329	106,162
The Procter & Gamble Co. (Household Products)	13,229	1,581,791
Thor Industries, Inc. (Automobiles)	295	31,426
Toll Brothers, Inc. (Household Durables)	617	20,108
TreeHouse Foods, Inc.* (Food Products)	301	13,184
Tyson Foods, Inc.–Class A (Food Products)	1,573	93,924
Under Armour, Inc.*–Class A (Textiles, Apparel & Luxury Goods)	1,006	9,798
Under Armour, Inc.*–Class C (Textiles, Apparel & Luxury Goods)	1,047	9,255
US Foods Holding Corp.* (Food & Staples Retailing)	1,176	23,191
Veoneer, Inc.* (Auto Components)	536	5,730
VF Corp. (Textiles, Apparel & Luxury Goods)	1,703	103,781
Whirlpool Corp. (Household Durables)	332	43,004
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	433	10,310
ZYNGA INC* (Entertainment)	5,107	48,721
TOTAL COMMON STOCKS (Cost $5,212,740)		12,022,499

Repurchase Agreements(b) (2.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $276,000	$276,000	$276,000
TOTAL REPURCHASE AGREEMENTS (Cost $276,000)		276,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio–Institutional Shares, 0.18%(c)	3,913	$3,913
Fidelity Investments Money Market Government Portfolio–Class I, 0.41%(c)	43	43
JPMorgan U.S. Government Money Market Fund–Capital Shares, 0.19%(c)	21,467	21,467
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $25,423)		25,423
TOTAL INVESTMENT SECURITIES (Cost $5,514,163)–98.9%		12,323,922
Net other assets (liabilities)–1.1%		137,490
NET ASSETS–100.0%		$12,461,412

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $24,456.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 41

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	7/23/20	1.47%	$407,188	$(11,780)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Goods invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Auto Components	$276,888	2.2%
Automobiles	1,192,328	9.5%
Beverages	2,377,916	19.1%
Commercial Services & Supplies	7,390	0.1%
Distributors	124,954	1.0%
Diversified Financial Services	18,769	0.2%
Entertainment	649,820	5.2%
Food & Staples Retailing	43,822	0.4%
Food Products	1,733,266	13.9%
Household Durables	494,570	4.0%
Household Products	2,457,399	19.7%
Leisure Products	131,959	1.1%
Machinery	114,988	0.9%
Personal Products	266,803	2.1%
Textiles, Apparel & Luxury Goods	1,159,272	9.3%
Tobacco	972,355	7.8%
Other**	438,913	3.5%
Total	$12,461,412	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

42  :: ProFund VP Consumer Goods :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$5,514,163
Securities, at value(a)	12,047,922
Repurchase agreements, at value	276,000
Total Investment Securities, at value	12,323,922
Cash	871
Dividends and interest receivable	34,668
Receivable for capital shares issued	165,160
Prepaid expenses	203
TOTAL ASSETS	12,524,824
LIABILITIES:
Payable for capital shares redeemed	710
Payable for collateral for securities loaned	25,423
Unrealized depreciation on swap agreements	11,780
Advisory fees payable	6,691
Management services fees payable	892
Administration fees payable	990
Administrative services fees payable	4,467
Distribution fees payable	4,268
Transfer agency fees payable	808
Fund accounting fees payable	573
Compliance services fees payable	89
Other accrued expenses	6,721
TOTAL LIABILITIES	63,412
NET ASSETS	$12,461,412
NET ASSETS CONSIST OF:
Capital	$5,759,302
Total distributable earnings (loss)	6,702,110
NET ASSETS	$12,461,412
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	268,663
Net Asset Value (offering and redemption price per share)	$46.38
(a) Includes securities on loan valued at:	$24,456

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$145,385
Interest	580
Income from securities lending	33
TOTAL INVESTMENT INCOME	145,998
EXPENSES:
Advisory fees	44,449
Management services fees	5,927
Administration fees	5,384
Transfer agency fees	4,359
Administrative services fees	17,482
Distribution fees	14,816
Custody fees	1,010
Fund accounting fees	3,147
Trustee fees	170
Compliance services fees	89
Other fees	7,114
Total Gross Expenses before reductions	103,947
Expenses reduced and reimbursed by the Advisor	(4,381)
TOTAL NET EXPENSES	99,566
NET INVESTMENT INCOME (LOSS)	46,432
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	485,186
Net realized gains (losses) on swap agreements	12,923
Change in net unrealized appreciation/depreciation on investment securities	(1,383,424)
Change in net unrealized appreciation/depreciation on swap agreements	(12,001)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(897,316)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(850,884)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 43

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$46,432	$110,861
Net realized gains (losses) on investments	498,109	94,233
Change in net unrealized appreciation/depreciation on investments	(1,395,425)	2,328,633
Change in net assets resulting from operations	(850,884)	2,533,727
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,848,713)
Change in net assets resulting from distributions	—	(1,848,713)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,612,916	11,763,405
Distributions reinvested	—	1,848,713
Value of shares redeemed	(12,437,631)	(11,149,089)
Change in net assets resulting from capital transactions	1,175,285	2,463,029
Change in net assets	324,401	3,148,043
NET ASSETS:
Beginning of period	12,137,011	8,988,968
End of period	$12,461,412	$12,137,011
SHARE TRANSACTIONS:
Issued	307,893	245,718
Reinvested	—	42,227
Redeemed	(290,971)	(230,959)
Change in shares	16,922	56,986

See accompanying notes to financial statements.

44  :: ProFund VP Consumer Goods :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$48.21	$46.16	$66.23	$59.18	$57.77	$56.02

Investment Activities:
Net investment income (loss)(a)	0.18	0.49	0.70	0.49	0.48	0.67
Net realized and unrealized gains (losses) on investments	(2.01)	10.83	(9.43)	8.33	1.59	1.64
Total income (loss) from investment activities	(1.83)	11.32	(8.73)	8.82	2.07	2.31

Distributions to Shareholders From:
Net investment income	—	(0.80)	(0.74)	(0.82)	(0.66)	(0.56)
Net realized gains on investments	—	(8.47)	(10.60)	(0.95)	—	—
Total distributions	—	(9.27)	(11.34)	(1.77)	(0.66)	(0.56)

Net Asset Value, End of Period	$46.38	$48.21	$46.16	$66.23	$59.18	$57.77

Total Return(b)	(3.80)%	26.56%	(14.80)%	15.05%	3.54%	4.16%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.73%	1.72%	1.68%	1.68%	1.68%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.78%	1.01%	1.23%	0.76%	0.81%	1.18%

Supplemental Data:
Net assets, end of period (000's)	$12,461	$12,137	$8,989	$18,827	$16,374	$24,118
Portfolio turnover rate(b)(d)	85%	71%	41%	107%	84%	156%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 45

Investment Objective: The ProFund VP Consumer Services seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	24.8%
The Home Depot, Inc.	4.8%
Netflix, Inc.	4.8%
Comcast Corp.	4.8%
Walmart, Inc.	4.6%

Dow Jones U.S. Consumer ServicesSM Index – Composition

% of Index
Retailing	51%
Media & Entertainment	21%
Consumer Services	13%
Food & Staples Retailing	10%
Transportation	2%
Commercial & Professional Services	2%
Health Care Equipment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.1%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	446	$20,248
Adtalem Global Education, Inc.* (Diversified Consumer Services)	341	10,622
Advance Auto Parts, Inc. (Specialty Retail)	458	65,242
Alaska Air Group, Inc. (Airlines)	809	29,334
Allegiant Travel Co. (Airlines)	87	9,501
Altice USA, Inc.* (Media)	1,800	40,572
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,203	6,077,681
AMC Networks, Inc.*—Class A (Media)	267	6,245
AMERCO (Road & Rail)	53	16,016
American Airlines Group, Inc.(a) (Airlines)	2,996	39,158
American Eagle Outfitters, Inc. (Specialty Retail)	1,030	11,227
AmerisourceBergen Corp. (Health Care Providers & Services)	982	98,956
Aramark (Hotels, Restaurants & Leisure)	1,671	37,714
AutoNation, Inc.* (Specialty Retail)	380	14,280
AutoZone, Inc.* (Specialty Retail)	156	175,987
Avis Budget Group, Inc.* (Road & Rail)	353	8,080
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	454	11,972
Best Buy Co., Inc. (Specialty Retail)	1,505	131,341
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	270	429,932
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	530	11,077
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	385	45,122
Burlington Stores, Inc.* (Specialty Retail)	435	85,665
Cable One, Inc. (Media)	35	62,120
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	3,712	45,027
Cardinal Health, Inc. (Health Care Providers & Services)	1,932	100,831
CarMax, Inc.* (Specialty Retail)	1,077	96,445
Carnival Corp.(a)—Class A (Hotels, Restaurants & Leisure)	3,036	49,851
Carvana Co.* (Specialty Retail)	366	43,993
Casey's General Stores, Inc. (Food & Staples Retailing)	244	36,483
Charter Communications, Inc.*—Class A (Media)	999	509,530
Chegg, Inc.* (Diversified Consumer Services)	778	52,327
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	170	178,901
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	208	16,411
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	232	30,891
Cinemark Holdings, Inc. (Entertainment)	708	8,177
Comcast Corp.—Class A (Media)	30,147	1,175,130
Copart, Inc.* (Commercial Services & Supplies)	1,367	113,830
Costco Wholesale Corp. (Food & Staples Retailing)	2,922	885,980
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	157	17,413
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	860	65,162
Delta Air Lines, Inc. (Airlines)	3,756	105,356
Dick's Sporting Goods, Inc. (Specialty Retail)	430	17,742
Discovery, Inc.* (Media)	1,057	22,303
Discovery, Inc.*—Class C (Media)	2,092	40,292
Dish Network Corp.*—Class A (Media)	1,700	58,667
Dollar General Corp. (Multiline Retail)	1,666	317,390
Dollar Tree, Inc.* (Multiline Retail)	1,570	145,508
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	260	96,054
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	543	35,420

See accompanying notes to financial statements.

46  :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
Expedia Group, Inc. (Internet & Direct Marketing Retail)	897	$73,733
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,174	13,137
Five Below, Inc.* (Specialty Retail)	369	39,450
Floor & Decor Holdings, Inc.* (Specialty Retail)	467	26,923
Foot Locker, Inc. (Specialty Retail)	689	20,091
Fox Corp.—Class A (Media)	2,265	60,747
Fox Corp.—Class B (Media)	1,053	28,263
frontdoor, Inc.*—Class A (Diversified Consumer Services)	565	25,046
Graham Holdings Co.—Class B (Diversified Consumer Services)	28	9,595
Grand Canyon Education, Inc.* (Diversified Consumer Services)	313	28,336
H&R Block, Inc. (Diversified Consumer Services)	1,274	18,193
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	562	10,987
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,836	134,854
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	236	11,868
IAA, Inc.* (Commercial Services & Supplies)	886	34,173
IHS Markit, Ltd. (Professional Services)	2,640	199,320
JetBlue Airways Corp.* (Airlines)	1,785	19,457
John Wiley & Sons, Inc.—Class A (Media)	288	11,232
KAR Auction Services, Inc. (Commercial Services & Supplies)	855	11,765
Kohl's Corp. (Multiline Retail)	1,044	21,684
L Brands, Inc. (Specialty Retail)	1,544	23,114
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,223	101,235
Liberty Broadband Corp.*—Class A (Media)	161	19,673
Liberty Broadband Corp.*—Class C (Media)	1,013	125,571
Liberty Media Corp-Liberty Formula One*—Class A (Entertainment)	170	4,961
Liberty Media Corp-Liberty Formula One*—Class C (Entertainment)	1,345	42,650
Liberty Media Corp-Liberty SiriusXM*—Class A (Media)	551	19,021
Liberty Media Corp-Liberty SiriusXM*—Class C (Media)	1,105	38,067
Lions Gate Entertainment Corp.*—Class A (Entertainment)	372	2,757
Lions Gate Entertainment Corp.*—Class B (Entertainment)	723	4,938
Lithia Motors, Inc.—Class A (Specialty Retail)	147	22,246
Live Nation Entertainment, Inc.* (Entertainment)	940	41,670
LiveRamp Holdings, Inc.* (IT Services)	432	18,347
LKQ Corp.* (Distributors)	2,011	52,688
Lowe's Cos., Inc. (Specialty Retail)	4,997	675,195
Lyft, Inc.* (Road & Rail)	1,399	46,181
Macy's, Inc.(a) (Multiline Retail)	2,049	14,097
Madison Square Garden Entertainment* (Entertainment)	115	8,625
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,782	152,759
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	241	19,813
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,921	907,777
Meredith Corp. (Media)	266	3,870
MGM Resorts International (Hotels, Restaurants & Leisure)	3,262	54,802
Murphy USA, Inc.* (Specialty Retail)	182	20,491
National Vision Holdings, Inc.* (Specialty Retail)	529	16,145
Netflix, Inc.* (Entertainment)	2,603	1,184,468
News Corp.—Class A (Media)	2,573	30,516
News Corp.—Class B (Media)	805	9,620
Nexstar Media Group, Inc.—Class A (Media)	300	25,107
Nordstrom, Inc. (Multiline Retail)	716	11,091
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,697	27,882
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	374	36,521
Omnicom Group, Inc. (Media)	1,418	77,423
O'Reilly Automotive, Inc.* (Specialty Retail)	491	207,040
Penske Automotive Group, Inc. (Specialty Retail)	217	8,400
Pinterest, Inc.*—Class A (Interactive Media & Services)	747	16,561
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	529	32,042
Qurate Retail, Inc.*—Class A (Internet & Direct Marketing Retail)	2,564	24,358
Roku, Inc.* (Household Durables)	606	70,617
Rollins, Inc. (Commercial Services & Supplies)	931	39,465
Ross Stores, Inc. (Specialty Retail)	2,352	200,484
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,136	57,141
Service Corp. International (Diversified Consumer Services)	1,177	45,774
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	872	31,122
Sinclair Broadcast Group, Inc.—Class A (Media)	366	6,756
Sirius XM Holdings, Inc. (Media)	8,986	52,748
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	521	10,008
Southwest Airlines Co. (Airlines)	3,549	121,304
Spirit Airlines, Inc.*(a) (Airlines)	586	10,431
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	778	19,909
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,732	568,998
Sysco Corp. (Food & Staples Retailing)	3,360	183,658
Target Corp. (Multiline Retail)	3,310	396,968
TEGNA, Inc. (Media)	1,446	16,108
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	431	22,658
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	275	6,303
The Gap, Inc. (Specialty Retail)	1,409	17,782
The Home Depot, Inc. (Specialty Retail)	4,737	1,186,665
The Interpublic Group of Cos., Inc. (Media)	2,578	44,238
The Kroger Co. (Food & Staples Retailing)	5,203	176,122

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 47

Common Stocks, continued

	Shares	Value
The Madison Square Garden Co.*— Class A (Entertainment)	116	$17,039
The New York Times Co.—Class A (Media)	955	40,139
The TJX Cos., Inc. (Specialty Retail)	7,927	400,789
The Walt Disney Co. (Entertainment)	9,937	1,108,075
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,178	25,657
Tiffany & Co. (Specialty Retail)	723	88,163
Tractor Supply Co. (Specialty Retail)	764	100,688
TripAdvisor, Inc. (Interactive Media & Services)	666	12,661
Uber Technologies, Inc.* (Road & Rail)	1,375	42,735
Ulta Beauty, Inc.* (Specialty Retail)	373	75,876
United Airlines Holdings , Inc.* (Airlines)	1,672	57,868
Urban Outfitters, Inc.* (Specialty Retail)	464	7,062
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	267	48,634
ViacomCBS, Inc.—Class B (Media)	3,576	83,392
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,875	206,651
Walmart, Inc. (Food & Staples Retailing)	9,373	1,122,697
Warner Music Group Corp.*—Class A (Entertainment)	507	14,957
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	448	88,529
Williams-Sonoma, Inc. (Specialty Retail)	515	42,235
World Wrestling Entertainment, Inc.—Class A (Entertainment)	306	13,296
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	562	15,837
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	614	26,169
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	642	47,823
Yelp, Inc.* (Interactive Media & Services)	432	9,992
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,992	173,125
TOTAL COMMON STOCKS (Cost $14,850,818)		23,785,130

Repurchase Agreements(b) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $405,000	$405,000	$405,000
TOTAL REPURCHASE AGREEMENTS (Cost $405,000)		405,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	16,751	$16,751
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	184	184
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	91,892	91,892
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $108,827)		108,827
TOTAL INVESTMENT SECURITIES (Cost $15,364,645)—99.2%		24,298,957
Net other assets (liabilities)—0.8%		190,423
NET ASSETS—100.0%		$24,489,380

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $104,162.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	7/23/20	1.47%	$659,666	$(20,532)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

48  :: ProFund VP Consumer Services :: Financial Statements

ProFund VP Consumer Services invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Airlines	$392,409	1.6%
Commercial Services & Supplies	199,233	0.8%
Distributors	52,688	0.2%
Diversified Consumer Services	266,137	1.1%
Entertainment	2,451,613	10.0%
Food & Staples Retailing	2,631,500	10.7%
Health Care Providers & Services	199,787	0.8%
Hotels, Restaurants & Leisure	3,053,430	12.5%
Household Durables	70,617	0.3%
Interactive Media & Services	39,214	0.2%
Internet & Direct Marketing Retail	6,694,233	27.3%
IT Services	18,347	0.1%
Media	2,607,350	10.6%
Multiline Retail	943,259	3.9%
Professional Services	199,320	0.8%
Road & Rail	113,012	0.5%
Specialty Retail	3,841,009	15.7%
Trading Companies & Distributors	11,972	NM
Other**	704,250	2.9%
Total	$24,489,380	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 49

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$15,364,645
Securities, at value(a)	23,893,957
Repurchase agreements, at value	405,000
Total Investment Securities, at value	24,298,957
Cash	328
Segregated cash balances for swap agreements with custodian	270,000
Dividends and interest receivable	12,001
Receivable for capital shares issued	98,105
Prepaid expenses	429
TOTAL ASSETS	24,679,820
LIABILITIES:
Payable for capital shares redeemed	2,359
Payable for collateral for securities loaned	108,827
Unrealized depreciation on swap agreements	20,532
Advisory fees payable	13,395
Management services fees payable	1,786
Administration fees payable	1,930
Administrative services fees payable	11,134
Distribution fees payable	10,924
Trustee fees payable	9
Transfer agency fees payable	1,574
Fund accounting fees payable	1,103
Compliance services fees payable	177
Other accrued expenses	16,690
TOTAL LIABILITIES	190,440
NET ASSETS	$24,489,380
NET ASSETS CONSIST OF:
Capital	$7,357,468
Total distributable earnings (loss)	17,131,912
NET ASSETS	$24,489,380
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	289,126
Net Asset Value (offering and redemption price per share)	$84.70
(a) Includes securities on loan valued at:	$104,162

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$120,770
Interest	2,799
Income from securities lending	631
TOTAL INVESTMENT INCOME	124,200
EXPENSES:
Advisory fees	87,409
Management services fees	11,655
Administration fees	10,840
Transfer agency fees	8,752
Administrative services fees	32,174
Distribution fees	29,136
Custody fees	1,675
Fund accounting fees	6,248
Trustee fees	342
Compliance services fees	177
Other fees	15,072
Total Gross Expenses before reductions	203,480
Expenses reduced and reimbursed by the Advisor	(7,683)
TOTAL NET EXPENSES	195,797
NET INVESTMENT INCOME (LOSS)	(71,597)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(80,716)
Net realized gains (losses) on swap agreements	(61,543)
Change in net unrealized appreciation/depreciation on investment securities	106,036
Change in net unrealized appreciation/depreciation on swap agreements	(26,137)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(62,360)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(133,957)

See accompanying notes to financial statements.

50  :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(71,597)	$(140,308)
Net realized gains (losses) on investments	(142,259)	12,818,995
Change in net unrealized appreciation/depreciation on investments	79,899	(6,928,885)
Change in net assets resulting from operations	(133,957)	5,749,802
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,296,563)
Change in net assets resulting from distributions	—	(1,296,563)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,537,962	18,478,590
Distributions reinvested	—	1,296,563
Value of shares redeemed	(14,760,801)	(22,603,792)
Change in net assets resulting from capital transactions	(2,222,839)	(2,828,639)
Change in net assets	(2,356,796)	1,624,600
NET ASSETS:
Beginning of period	26,846,176	25,221,576
End of period	$24,489,380	$26,846,176
SHARE TRANSACTIONS:
Issued	162,469	228,896
Reinvested	—	16,674
Redeemed	(196,912)	(284,659)
Change in shares	(34,443)	(39,089)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 51

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$82.97	$69.55		$72.88		$61.58	$59.70	$64.15

Investment Activities:
Net investment income (loss)(a)	(0.24)	(0.40)		(0.29)		(0.12)	(0.12)	(0.12)
Net realized and unrealized gains (losses) on investments	1.97 (b)	17.30		1.12		11.42	2.61	3.04
Total income (loss) from investment activities	1.73	16.90		0.83		11.30	2.49	2.92

Distributions to Shareholders From:
Net realized gains on investments	—	(3.48)		(4.16)		—	(0.61)	(7.37)

Net Asset Value, End of Period	$84.70	$82.97		$69.55		$72.88	$61.58	$59.70

Total Return(c)	2.08%	24.64%		0.62	%(d)	18.37%	4.18%	4.69%

Ratios to Average Net Assets:
Gross expenses(e)	1.75%	1.72%		1.73%		1.72%	1.73%	1.73%
Net expenses(e)	1.68%	1.71	%(f)	1.65	%(d)	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(0.61)%	(0.50)%		(0.38	)%(d)	(0.18)%	(0.20)%	(0.20)%

Supplemental Data:
Net assets, end of period (000's)	$24,489	$26,846		$25,222		$32,762	$27,416	$34,472
Portfolio turnover rate(c)(g)	46%	182%		82%		81%	66%	103%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Not annualized for periods less than one year.
(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and (0.40)%, respectively, and the total return would have been 0.60%.
(e)	Annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

52  :: ProFund VP Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Dow 30 seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Industrial Average®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Information Technology	27%
Health Care	14%
Consumer Discretionary	14%
Industrials	14%
Financials	13%
Consumer Staples	9%
Communication Services	4%
Energy	4%
Materials	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (128.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/20, due 7/1/20, total to be received $443,000	$443,000	$443,000
TOTAL REPURCHASE AGREEMENTS (Cost $443,000)		443,000
TOTAL INVESTMENT SECURITIES (Cost $443,000)—128.4%		443,000
Net other assets (liabilities)—(28.4)%		(97,914)
NET ASSETS—100.0%		$345,086

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $71,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/20	1.47%	$194,534	$2,478
Dow Jones Industrial Average	UBS AG	7/27/20	1.47%	149,293	1,253
				$343,827	$3,731

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 53

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$443,000
Repurchase agreements, at value	443,000
Total Investment Securities, at value	443,000
Cash	67
Unrealized appreciation on swap agreements	3,731
Prepaid expenses	6
TOTAL ASSETS	446,804
LIABILITIES:
Payable for capital shares redeemed	100,686
Advisory fees payable	235
Management services fees payable	31
Administration fees payable	27
Administrative services fees payable	131
Distribution fees payable	170
Transfer agency fees payable	24
Fund accounting fees payable	16
Compliance services fees payable	3
Other accrued expenses	395
TOTAL LIABILITIES	101,718
NET ASSETS	$345,086
NET ASSETS CONSIST OF:
Capital	$1,885,188
Total distributable earnings (loss)	(1,540,102)
NET ASSETS	$345,086
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	13,536
Net Asset Value (offering and redemption price per share)	$25.49

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$1,105
EXPENSES:
Advisory fees	1,388
Management services fees	185
Administration fees	202
Transfer agency fees	176
Administrative services fees	224
Distribution fees	463
Custody fees	33
Fund accounting fees	121
Trustee fees	7
Compliance services fees	3
Audit fees	182
Other fees	131
TOTAL NET EXPENSES	3,115
NET INVESTMENT INCOME (LOSS)	(2,010)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(12,672)
Change in net unrealized appreciation/depreciation on swap agreements	4,983
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,689)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,699)

See accompanying notes to financial statements.

54  :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,010)	$2,163
Net realized gains (losses) on investments	(12,672)	107,737
Change in net unrealized appreciation/depreciation on investments	4,983	(3,215)
Change in net assets resulting from operations	(9,699)	106,685
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(837)
Change in net assets resulting from distributions	—	(837)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,971,687	15,592,838
Distributions reinvested	—	837
Value of shares redeemed	(3,932,670)	(15,691,099)
Change in net assets resulting from capital transactions	39,017	(97,424)
Change in net assets	29,318	8,424
NET ASSETS:
Beginning of period	315,768	307,344
End of period	$345,086	$315,768
SHARE TRANSACTIONS:
Issued	149,439	590,876
Reinvested	—	33
Redeemed	(147,115)	(593,022)
Change in shares	2,324	(2,113)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Dow 30 :: 55

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$28.16	$23.07	$31.90	$36.39	$32.23	$33.94

Investment Activities:
Net investment income (loss)(a)	(0.14)	0.15	0.05	(0.24)	(0.38)	(0.51)
Net realized and unrealized gains (losses) on investments	(2.53)	4.97	(1.18)	7.74	4.54	(0.54)
Total income (loss) from investment activities	(2.67)	5.12	(1.13)	7.50	4.16	(1.05)

Distributions to Shareholders From:
Net investment income	—	(0.03)	—	—	—	—
Net realized gains on investments	—	—	(7.70)	(11.99)	—	(0.66)
Total distributions	—	(0.03)	(7.70)	(11.99)	—	(0.66)

Net Asset Value, End of Period	$25.49	$28.16	$23.07	$31.90	$36.39	$32.23

Total Return(b)	(9.48)%	22.18%	(6.03)%	23.63%	12.91%	(2.97)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.47%	1.49%	1.44%	1.44%	1.58%
Net expenses(c)	1.68%	1.47%	1.49%	1.44%	1.44%	1.58%
Net investment income (loss)(c)	(1.09)%	0.56%	0.16%	(0.68)%	(1.15)%	(1.54)%

Supplemental Data:
Net assets, end of period (000's)	$345	$316	$307	$349	$330	$2,616
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

56 :: ProFund VP Emerging Markets :: Financial Statements

Investment Objective: The ProFund VP Emerging Markets seeks investment results that, before fees and expenses, correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	19.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	17.6%
HDFC Bank, Ltd.	5.3%
JD.com, Inc.	4.4%
China Mobile, Ltd.	3.0%

S&P/BNY Mellon Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	32%
Information Technology	23%
Communication Services	15%
Financials	14%
Materials	6%
Energy	5%
Consumer Staples	2%
Industrials	1%
Health Care	1%
Utilities	1%

Country Composition
China	49%
Taiwan	20%
India	11%
Brazil	10%
Other	10%

Schedule of Portfolio Investments (unaudited)

Common Stocks (95.5%)

	Shares	Value
58.com, Inc.*ADR (Interactive Media & Services)	1,172	$63,218
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	13,577	2,928,559
Ambev S.A.ADR (Beverages)	55,553	146,660
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	14,701	186,556
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	5,202	153,406
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	19,404	88,094
Autohome, Inc.ADR (Interactive Media & Services)	720	54,360
Baidu, Inc.*ADR (Interactive Media & Services)	3,453	413,980
Banco Bradesco S.A.ADR (Banks)	55,923	213,067
Beigene, Ltd.*ADR (Biotechnology)	323	60,853
China Life Insurance Co., Ltd.ADR (Insurance)	18,766	189,349
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	13,942	469,009
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,217	134,985
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,750	49,123
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	4,793	188,700
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,027	228,727
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,526	80,893
Enel Americas S.A.ADR (Electric Utilities)	9,211	69,175
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,343	145,289
GDS Holdings, Ltd.*ADR (IT Services)	942	75,040
Gold Fields, Ltd.ADR (Metals & Mining)	11,139	104,707
HDFC Bank, Ltd.ADR (Banks)	17,820	810,097
ICICI Bank, Ltd.ADR (Banks)	29,927	278,022
Infosys Technologies, Ltd.ADR (IT Services)	47,116	455,141
iQIYI, Inc.*ADR (Entertainment)	3,460	80,237
Itau Unibanco Holding S.A.ADR (Banks)	61,103	286,573
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	11,131	669,864
KB Financial Group, Inc.ADR (Banks)	4,929	137,125
Korea Electric Power Corp.*ADR (Electric Utilities)	6,476	51,678
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	5,670	52,107
NetEase, Inc.ADR (Entertainment)	1,000	429,380
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,499	195,215
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,661	87,999
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	16,892	139,697
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	4,546	390,229
POSCOADR (Metals & Mining)	3,562	131,936
PT Telekomunikasi Indonesia TbkADR(a) (Diversified Telecommunication Services)	5,997	131,214
Shinhan Financial Group Co., Ltd.ADR (Banks)	5,930	142,677
Sibanye Stillwater, Ltd.*ADR (Metals & Mining)	6,712	58,059
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	3,757	72,585
Suzano Papel e Celulose S.A.*ADR (Paper & Forest Products)	6,694	45,251

Financial Statements :: ProFund VP Emerging Markets :: 57

Common Stocks, continued

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	47,744	$2,710,427
TAL Education Group*ADR (Diversified Consumer Services)	4,859	332,258
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	5,385	139,579
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	26,815	70,792
Vale S.A.ADR (Metals & Mining)	39,999	412,390
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	4,835	96,265
Wipro, Ltd.ADR (IT Services)	17,288	57,223
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,464	200,583
TOTAL COMMON STOCKS (Cost $8,830,956)		14,708,353

Preferred Stock (1.5%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	28,256	225,200
TOTAL PREFERRED STOCK (Cost $19,228)		225,200

Repurchase Agreements(b)(c) (2.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $393,000	$393,000	$393,000
TOTAL REPURCHASE AGREEMENTS (Cost $393,000)		393,000

Collateral for Securities Loaned (0.8%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(d)	18,532	$18,532
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(d)	203	203
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(d)	101,663	101,663
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $120,398)		120,398
TOTAL INVESTMENT SECURITIES (Cost $9,363,582)—100.4%		15,446,951
Net other assets (liabilities)—(0.4)%		(57,590)
NET ASSETS—100.0%		$15,389,361

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $117,080.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $309,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.
ADR	American Depositary Receipt

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	7/27/20	1.42%	$93,219	$102
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	7/27/20	1.47%	378,919	336
				$472,138	$438

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

58 :: ProFund VP Emerging Markets :: Financial Statements

ProFund VP Emerging Markets invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$200,583	1.3%
Banks	1,867,561	12.1%
Beverages	291,949	1.9%
Biotechnology	60,853	0.4%
Diversified Consumer Services	527,473	3.4%
Diversified Telecommunication Services	369,037	2.4%
Electric Utilities	120,853	0.7%
Entertainment	509,617	3.3%
Insurance	189,349	1.2%
Interactive Media & Services	531,558	3.5%
Internet & Direct Marketing Retail	4,224,496	27.4%
IT Services	587,404	3.8%
Metals & Mining	860,498	5.7%
Oil, Gas & Consumable Fuels	816,608	5.3%
Paper & Forest Products	45,251	0.3%
Pharmaceuticals	80,893	0.5%
Semiconductors & Semiconductor Equipment	2,869,313	18.7%
Wireless Telecommunication Services	780,257	5.1%
Other**	455,808	3.0%
Total	$15,389,361	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2020:

	Value	% of Net Assets
Brazil	$1,468,838	9.6%
Chile	69,175	0.4%
China	6,819,803	44.2%
Hong Kong	469,009	3.0%
India	1,681,376	10.9%
Indonesia	131,214	0.9%
Mexico	331,845	2.2%
Russia	52,107	0.3%
South Africa	316,172	2.1%
South Korea	536,001	3.5%
Taiwan	3,058,013	19.9%
Other**	455,808	3.0%
Total	$15,389,361	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 59

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$9,363,582
Securities, at value(a)	15,053,951
Repurchase agreements, at value	393,000
Total Investment Securities, at value	15,446,951
Cash	873
Dividends and interest receivable	79,472
Unrealized appreciation on swap agreements	438
Receivable for capital shares issued	39,784
Receivable for tax reclaims	488
Prepaid expenses	996
TOTAL ASSETS	15,569,002
LIABILITIES:
Payable for capital shares redeemed	16,798
Payable for collateral for securities loaned	120,398
Advisory fees payable	8,260
Management services fees payable	1,101
Administration fees payable	1,197
Administrative services fees payable	8,403
Distribution fees payable	8,724
Trustee fees payable	5
Transfer agency fees payable	976
Fund accounting fees payable	671
Compliance services fees payable	122
Other accrued expenses	12,986
TOTAL LIABILITIES	179,641
NET ASSETS	$15,389,361
NET ASSETS CONSIST OF:
Capital	$17,587,017
Total distributable earnings (loss)	(2,197,656)
NET ASSETS	$15,389,361
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	594,791
Net Asset Value (offering and redemption price per share)	$25.87
(a) Includes securities on loan valued at:	$117,080

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$127,599
Interest	3,489
Foreign tax withholding	(14,476)
Income from securities lending	656
TOTAL INVESTMENT INCOME	117,268
EXPENSES:
Advisory fees	65,699
Management services fees	8,760
Administration fees	8,326
Transfer agency fees	6,707
Administrative services fees	20,785
Distribution fees	21,900
Custody fees	7,125
Fund accounting fees	4,711
Trustee fees	273
Compliance services fees	122
Other fees	10,770
Total Gross Expenses before reductions	155,178
Expenses reduced and reimbursed by the Advisor	(8,012)
TOTAL NET EXPENSES	147,166
NET INVESTMENT INCOME (LOSS)	(29,898)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(849,433)
Net realized gains (losses) on swap agreements	(154,853)
Change in net unrealized appreciation/depreciation on investment securities	(2,184,243)
Change in net unrealized appreciation/depreciation on swap agreements	18,930
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,169,599)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,199,497)

See accompanying notes to financial statements.

60 :: ProFund VP Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(29,898)	$117,347
Net realized gains (losses) on investments	(1,004,286)	195,836
Change in net unrealized appreciation/depreciation on investments	(2,165,313)	3,504,179
Change in net assets resulting from operations	(3,199,497)	3,817,362
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(84,945)
Change in net assets resulting from distributions	—	(84,945)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,144,973	45,916,725
Distributions reinvested	—	84,945
Value of shares redeemed	(21,507,786)	(40,847,675)
Change in net assets resulting from capital transactions	(7,362,813)	5,153,995
Change in net assets	(10,562,310)	8,886,412
NET ASSETS:
Beginning of period	25,951,671	17,065,259
End of period	$15,389,361	$25,951,671
SHARE TRANSACTIONS:
Issued	525,760	1,742,107
Reinvested	—	3,531
Redeemed	(823,296)	(1,578,311)
Change in shares	(297,536)	167,327

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Emerging Markets :: 61

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$29.08	$23.54		$27.85	$20.91	$18.86	$23.02

Investment Activities:
Net investment income (loss)(a)	(0.04)	0.15		0.09	0.06	0.02	0.08
Net realized and unrealized gains (losses) on investments	(3.17)	5.53		(4.33)	6.89	2.06	(4.03)
Total income (loss) from investment activities	(3.21)	5.68		(4.24)	6.95	2.08	(3.95)

Distributions to Shareholders From:
Net investment income	—	(0.14)		(0.07)	(0.01)	(0.03)	(0.21)

Net Asset Value, End of Period	$25.87	$29.08		$23.54	$27.85	$20.91	$18.86

Total Return(b)	(11.04)%	24.23	%(c)	(15.27)%	33.26%	11.01%	(17.36)%

Ratios to Average Net Assets:
Gross expenses(d)	1.77%	1.74%		1.74%	1.70%	1.72%	1.83%
Net expenses(d)	1.68%	1.68%		1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.34)%	0.58%		0.34%	0.21%	0.10%	0.36%

Supplemental Data:
Net assets, end of period (000's)	$15,389	$25,952		$17,065	$34,450	$14,906	$9,079
Portfolio turnover rate(b)(e)	69%	83%		21%	54%	118%	182%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During the year ended December 31, 2019, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.69%.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

62 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective: The ProFund VP Europe 30 seeks investment results that, before fees and expenses, correspond to the performance of the ProFunds Europe 30® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
SAP	6.4%
Unilever N.V.	5.4%
NOVO Nordisk A/S	5.0%
ASML Holding N.V.	5.0%
AstraZeneca PLC	4.6%

ProFunds Europe 30® Index — Composition

Industry Breakdown	% of Index
Health Care	25%
Information Technology	18%
Consumer Staples	17%
Energy	16%
Financials	10%
Materials	6%
Utilities	3%
Communication Services	3%
Industrials	2%

Country Composition
United Kingdom	44%
Netherlands	11%
France	8%
Germany	6%
Belgium	6%
Other	25%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Amarin Corp. PLC*ADR (Biotechnology)	15,849	$109,675
Anheuser-Busch InBev N.V.ADR (Beverages)	10,960	540,328
ArcelorMittal*NYS(a)—Class A (Metals & Mining)	20,744	222,583
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,958	720,603
AstraZeneca PLCADR (Pharmaceuticals)	12,719	672,709
Banco Santander S.A.ADR(a) (Banks)	134,052	323,066
Barclays PLCADR (Banks)	48,138	272,461
BP PLCADR (Oil, Gas & Consumable Fuels)	20,351	474,585
British American Tobacco PLCADR (Tobacco)	15,460	600,157
Diageo PLCADR (Beverages)	3,912	525,734
Equinor ASAADR (Oil, Gas & Consumable Fuels)	27,984	405,208
Galapagos NV*ADR(a) (Biotechnology)	1,762	347,625
GlaxoSmithKline PLCADR (Pharmaceuticals)	14,662	598,063
Grifols SAADR (Biotechnology)	16,827	306,924
GW Pharmaceuticals PLC*ADR(a) (Pharmaceuticals)	2,938	360,551
HSBC Holdings PLCADR(a) (Banks)	22,503	524,995
ING Groep N.V.ADR(a) (Banks)	39,726	274,109
National Grid PLCADR (Multi-Utilities)	7,437	451,723
Nokia Corp.ADR (Communications Equipment)	107,236	471,838
NOVO Nordisk A/SADR (Pharmaceuticals)	11,153	730,298
Rio Tinto PLCADR (Metals & Mining)	11,349	637,587
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	19,375	633,369
Ryanair Holdings PLC*ADR (Airlines)	4,306	285,660
SanofiADR (Pharmaceuticals)	12,719	649,305
SAPADR (Software)	6,654	931,560
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	47,356	440,411
Tenaris S.A.ADR (Energy Equipment & Services)	16,046	207,475
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	14,876	572,131
Unilever N.V.NYS (Personal Products)	14,679	781,950
Vodafone Group PLCADR (Wireless Telecommunication Services)	25,439	405,498
TOTAL COMMON STOCKS (Cost $11,471,155)		14,478,181

Collateral for Securities Loaned (7.6%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(b)	169,026	169,026
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(b)	1,853	1,853
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(b)	927,245	927,245
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,098,124)		1,098,124
TOTAL INVESTMENT SECURITIES (Cost $12,569,279)—107.6%		15,576,305
Net other assets (liabilities)—(7.6)%		(1,093,477)
NET ASSETS—100.0%		$14,482,828

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $1,063,436.
(b)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.
ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 63

ProFund VP Europe 30 invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Airlines	$285,660	1.9%
Banks	1,394,631	9.6%
Beverages	1,066,062	7.3%
Biotechnology	764,224	5.3%
Communications Equipment	912,249	6.3%
Energy Equipment & Services	207,475	1.4%
Metals & Mining	860,170	6.0%
Multi-Utilities	451,723	3.1%
Oil, Gas & Consumable Fuels	2,085,293	14.5%
Personal Products	781,950	5.4%
Pharmaceuticals	3,010,926	20.9%
Semiconductors & Semiconductor Equipment	720,603	5.0%
Software	931,560	6.4%
Tobacco	600,157	4.1%
Wireless Telecommunication Services	405,498	2.8%
Other**	4,647	NM
Total	$14,482,828	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2020:

	Value	% of Net Assets
Belgium	$887,953	6.1%
Denmark	730,298	5.0%
Finland	471,838	3.3%
France	1,221,436	8.5%
Germany	931,560	6.4%
Ireland	395,335	2.7%
Luxembourg	430,058	3.0%
Netherlands	1,628,081	11.3%
Norway	405,208	2.8%
Spain	629,990	4.3%
Sweden	440,411	3.0%
United Kingdom	6,306,013	43.6%
Other**	4,647	NM
Total	$14,482,828	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

64 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$12,569,279
Securities, at value(a)	15,576,305
Total Investment Securities, at value	15,576,305
Dividends receivable	32,993
Receivable for capital shares issued	301,489
Receivable for tax reclaims	18,660
Prepaid expenses	292
TOTAL ASSETS	15,929,739
LIABILITIES:
Payable for investments purchased	209,884
Payable for capital shares redeemed	16,675
Cash overdraft	84,533
Payable for collateral for securities loaned	1,098,124
Advisory fees payable	7,740
Management services fees payable	1,032
Administration fees payable	1,163
Administrative services fees payable	4,453
Distribution fees payable	5,735
Trustee fees payable	5
Transfer agency fees payable	948
Fund accounting fees payable	647
Compliance services fees payable	111
Other accrued expenses	15,861
TOTAL LIABILITIES	1,446,911
NET ASSETS	$14,482,828
NET ASSETS CONSIST OF:
Capital	$16,267,545
Total distributable earnings (loss)	(1,784,717)
NET ASSETS	$14,482,828
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	752,043
Net Asset Value (offering and redemption price per share)	$19.26
(a) Includes securities on loan valued at:	$1,063,436

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$244,515
Interest	38
Foreign tax withholding	(23,992)
Income from securities lending	1,944
TOTAL INVESTMENT INCOME	222,505
EXPENSES:
Advisory fees	56,148
Management services fees	7,486
Administration fees	7,358
Transfer agency fees	5,897
Administrative services fees	17,924
Distribution fees	18,716
Custody fees	6,617
Fund accounting fees	4,111
Trustee fees	233
Compliance services fees	111
Other fees	9,300
Total Gross Expenses before reductions	133,901
Expenses reduced and reimbursed by the Advisor	(8,157)
TOTAL NET EXPENSES	125,744
NET INVESTMENT INCOME (LOSS)	96,761
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	257,226
Change in net unrealized appreciation/depreciation on investment securities	(3,664,265)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,407,039)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,310,278)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 65

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$96,761	$395,173
Net realized gains (losses) on investments	257,226	1,046,502
Change in net unrealized appreciation/depreciation on investments	(3,664,265)	1,842,841
Change in net assets resulting from operations	(3,310,278)	3,284,516
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(507,890)
Change in net assets resulting from distributions	—	(507,890)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,157,424	20,862,649
Distributions reinvested	—	507,890
Value of shares redeemed	(6,890,366)	(22,952,573)
Change in net assets resulting from capital transactions	(1,732,942)	(1,582,034)
Change in net assets	(5,043,220)	1,194,592
NET ASSETS:
Beginning of period	19,526,048	18,331,456
End of period	$14,482,828	$19,526,048
SHARE TRANSACTIONS:
Issued	265,865	932,763
Reinvested	—	23,623
Redeemed	(344,555)	(1,017,584)
Change in shares	(78,690)	(61,198)

See accompanying notes to financial statements.

66 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$23.50	$20.55	$24.53	$20.84	$19.90	$23.35
Investment Activities:
Net investment income (loss)(a)	0.13	0.45	0.48	0.50	0.50	0.53
Net realized and unrealized gains (losses) on investments	(4.37)	3.15	(3.86)	3.60	1.03	(2.92)
Total income (loss) from investment activities	(4.24)	3.60	(3.38)	4.10	1.53	(2.39)

Distributions to Shareholders From:
Net investment income	—	(0.65)	(0.60)	(0.41)	(0.59)	(1.06)

Net Asset Value, End of Period	$19.26	$23.50	$20.55	$24.53	$20.84	$19.90

Total Return(b)	(18.04)%	17.79%	(14.13)%	19.71%	7.76%	(10.83)%

Ratios to Average Net Assets:
Gross expenses(c)	1.79%	1.79%	1.75%	1.74%	1.70%	1.79%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.29%	1.97%	1.99%	2.14%	2.54%	2.38%

Supplemental Data:
Net assets, end of period (000's)	$14,483	$19,526	$18,331	$32,199	$24,231	$26,164
Portfolio turnover rate(b)(d)	18%	85%	228%	181%	102%	107%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 67

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/20, due 7/1/20, total to be received $390,000	$390,000	$390,000
TOTAL REPURCHASE AGREEMENTS (Cost $390,000)		390,000
TOTAL INVESTMENT SECURITIES (Cost $390,000)—101.5%		390,000
Net other assets (liabilities)—(1.5)%		(5,582)
NET ASSETS—100.0%		$384,418

(a)	A portion of these securities were held in a segregated account for the benefit of foreign currency contracts counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $61,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of June 30, 2020, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	7,771	U.S. dollar	$9,790	7/10/20	$9,628	$(162)
Canadian dollar	10,433	U.S. dollar	7,734	7/10/20	7,686	(48)
Euro	43,804	U.S. dollar	49,181	7/10/20	49,221	40
Japanese yen	949,937	U.S. dollar	8,734	7/10/20	8,800	66
Swedish krona	28,328	U.S. dollar	3,052	7/10/20	3,042	(10)
Swiss franc	847	U.S. dollar	881	7/10/20	894	13
Total Long Contracts			$79,372		$79,271	$(101)

As of June 30, 2020, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$6,378	British pound	5,079	7/10/20	$6,292	$86
U.S. dollar	5,389	Canadian dollar	7,308	7/10/20	5,384	5
U.S. dollar	36,695	Euro	32,580	7/10/20	36,609	86
U.S. dollar	8,530	Japanese yen	917,234	7/10/20	8,497	33
U.S. dollar	2,621	Swedish krona	24,379	7/10/20	2,618	3
U.S. dollar	2,211	Swiss franc	2,105	7/10/20	2,223	(12)
Total Short Contracts	$61,824				$61,623	$201

See accompanying notes to financial statements.

68 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	34,471	U.S. dollar	$43,480	7/10/20	$42,708	$(772)
Canadian dollar	44,646	U.S. dollar	33,128	7/10/20	32,892	(236)
Euro 185,555		U.S. dollar	208,743	7/10/20	208,501	(242)
Japanese yen	5,585,039	U.S. dollar	51,446	7/10/20	51,740	294
Swedish krona	146,337	U.S. dollar	15,789	7/10/20	15,712	(77)
Swiss franc	14,400	U.S. dollar	15,016	7/10/20	15,207	191
Total Long Contracts			$367,602		$366,760	$(842)
			Total unrealized appreciation			$817
			Total unrealized (depreciation)			(1,559)
			Total net unrealized appreciation/(depreciation)			$(742)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 69

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$390,000
Repurchase agreements, at value	390,000
Total Investment Securities, at value	390,000
Cash	633
Segregated cash balances for forward foreign currency contracts with custodian	320
Unrealized appreciation on forward foreign currency contracts	817
Receivable for capital shares issued	26
Receivable from Advisor under an expense limitation agreement	332
Prepaid expenses	10
TOTAL ASSETS	392,138
LIABILITIES:
Payable for capital shares redeemed	85
Unrealized depreciation on forward foreign currency contracts	1,559
Administration fees payable	31
Administrative services fees payable	234
Distribution fees payable	247
Transfer agency fees payable	25
Fund accounting fees payable	17
Compliance services fees payable	4
Other accrued expenses	5,518
TOTAL LIABILITIES	7,720
NET ASSETS	$384,418
NET ASSETS CONSIST OF:
Capital	$698,302
Total distributable earnings (loss)	(313,884)
NET ASSETS	$384,418
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	22,285
Net Asset Value (offering and redemption price per share)	$17.25

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$1,381
EXPENSES:
Advisory fees	1,625
Management services fees	217
Administration fees	276
Transfer agency fees	230
Administrative services fees	506
Distribution fees	542
Custody fees	6,303
Fund accounting fees	159
Trustee fees	9
Compliance services fees	4
Other fees	851
Total Gross Expenses before reductions	10,722
Expenses reduced and reimbursed by the Advisor	(7,081)
TOTAL NET EXPENSES	3,641
NET INVESTMENT INCOME (LOSS)	(2,260)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(14,514)
Change in net unrealized appreciation/depreciation on forward currency contracts	(4,504)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(19,018)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,278)

See accompanying notes to financial statements.

70 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,260)	$1,949
Net realized gains (losses) on investments	(14,514)	(19,595)
Change in net unrealized appreciation/depreciation on investments	(4,504)	3,085
Change in net assets resulting from operations	(21,278)	(14,561)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(214)
Change in net assets resulting from distributions	—	(214)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	928,986	2,615,070
Distributions reinvested	—	214
Value of shares redeemed	(1,138,429)	(2,662,160)
Change in net assets resulting from capital transactions	(209,443)	(46,876)
Change in net assets	(230,721)	(61,651)
NET ASSETS:
Beginning of period	615,139	676,790
End of period	$384,418	$615,139
SHARE TRANSACTIONS:
Issued	53,900	148,050
Reinvested	—	12
Redeemed	(66,560)	(150,646)
Change in shares	(12,660)	(2,584)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 71

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$17.60	$18.03	$22.30	$20.57	$21.85	$24.28

Investment Activities:
Net investment income (loss)(a)	(0.09)	0.08	0.01	(0.18)	(0.31)	(0.37)
Net realized and unrealized gains (losses) on investments	(0.26)	(0.50)	(1.34)	1.91	(0.97)	(2.06)
Total income (loss) from investment activities	(0.35)	(0.42)	(1.33)	1.73	(1.28)	(2.43)

Distributions to Shareholders From:
Net investment income	—	(0.01)	—	—	—	—
Net realized gains on investments	—	—	(2.94)	—	—	—
Total distributions	—	(0.01)	(2.94)	—	—	—

Net Asset Value, End of Period	$17.25	$17.60	$18.03	$22.30	$20.57	$21.85

Total Return(b)	(1.99)%	(2.34)%	(6.31)%	8.46%	(5.86)%	(10.01)%

Ratios to Average Net Assets:
Gross expenses(c)	4.95%	5.49%	4.51%	3.09%	4.39%	1.89%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.04)%	0.44%	0.03%	(0.84)%	(1.42)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$384	$615	$677	$693	$445	$796
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

72 :: ProFund VP Financials :: Financial Statements

Investment Objective: The ProFund VP Financials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. FinancialsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	7.3%
Visa, Inc.	6.9%
JPMorgan Chase & Co.	6.1%
MasterCard, Inc.	5.5%
Bank of America Corp.	3.9%

Dow Jones U.S. FinancialsSM Index — Composition

% of Index
Diversified Financials	28%
Banks	23%
Real Estate	22%
Insurance	13%
Software & Services	13%
Commercial & Professional Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.8%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	442	$5,737
Affiliated Managers Group, Inc. (Capital Markets)	243	18,118
Aflac, Inc. (Insurance)	3,686	132,807
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,874	37,075
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	648	105,138
Alleghany Corp. (Insurance)	74	36,196
Ally Financial, Inc. (Consumer Finance)	1,917	38,014
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	707	24,717
American Express Co. (Consumer Finance)	3,391	322,824
American Financial Group, Inc. (Insurance)	383	24,305
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,311	35,266
American International Group, Inc. (Insurance)	4,425	137,972
American Tower Corp. (Equity Real Estate Investment Trusts)	2,277	588,697
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,029	37,353
Ameriprise Financial, Inc. (Capital Markets)	628	94,225
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	7,348	48,202
Aon PLC (Insurance)	1,187	228,616
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	765	28,795
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,078	10,413
Arch Capital Group, Ltd.* (Insurance)	2,084	59,707
Arthur J. Gallagher & Co. (Insurance)	974	94,955
Associated Banc-Corp. (Banks)	789	10,794
Assurant, Inc. (Insurance)	306	31,607
Assured Guaranty, Ltd. (Insurance)	447	10,911
Athene Holding, Ltd.* (Insurance)	609	18,995
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	723	111,805
Axis Capital Holdings, Ltd. (Insurance)	433	17,562
BancorpSouth Bank (Banks)	500	11,370
Bank of America Corp. (Banks)	40,112	952,660
Bank of Hawaii Corp. (Banks)	206	12,650
Bank OZK (Banks)	621	14,575
BankUnited, Inc. (Banks)	474	9,599
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	9,987	1,782,780
BlackRock, Inc.—Class A (Capital Markets)	792	430,920
Blackstone Group, Inc.—Class A (Capital Markets)	3,441	194,967
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	695	16,743
BOK Financial Corp. (Banks)	163	9,200
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	742	67,062
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	876	9,540
Brighthouse Financial, Inc.* (Insurance)	482	13,409
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,523	19,525
Brown & Brown, Inc. (Insurance)	1,208	49,238
Camden Property Trust (Equity Real Estate Investment Trusts)	500	45,610
Capital One Financial Corp. (Consumer Finance)	2,339	146,398
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	727	8,004
Cathay General Bancorp (Banks)	388	10,204
CBOE Global Markets, Inc. (Capital Markets)	564	52,610
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,722	77,869
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	987	9,485
Chubb, Ltd. (Insurance)	2,319	293,632
Cincinnati Financial Corp. (Insurance)	775	49,623
CIT Group, Inc. (Banks)	505	10,469
Citigroup, Inc. (Banks)	10,695	546,515
Citizens Financial Group, Inc. (Banks)	2,192	55,326

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 73

Common Stocks, continued

	Shares	Value
CME Group, Inc. (Capital Markets)	1,842	$299,399
CNA Financial Corp. (Insurance)	139	4,469
CNO Financial Group, Inc. (Insurance)	738	11,491
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	2,472	5,933
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	588	7,726
Comerica, Inc. (Banks)	714	27,203
Commerce Bancshares, Inc. (Banks)	516	30,687
Corecivic, Inc. (Equity Real Estate Investment Trusts)	615	5,756
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	207	25,059
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	576	14,596
CoStar Group, Inc.* (Professional Services)	202	143,555
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	763	22,760
Credit Acceptance Corp.* (Consumer Finance)	67	28,074
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,141	358,297
CubeSmart (Equity Real Estate Investment Trusts)	995	26,855
Cullen/Frost Bankers, Inc. (Banks)	292	21,815
Cushman & Wakefield PLC*(a) (Real Estate Management & Development)	849	10,579
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	592	43,068
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,024	5,663
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,378	195,828
Discover Financial Services (Consumer Finance)	1,574	78,842
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,222	5,407
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	847	25,969
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,892	66,958
E*TRADE Financial Corp. (Capital Markets)	1,136	56,493
East West Bancorp, Inc. (Banks)	727	26,346
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	201	23,841
Eaton Vance Corp. (Capital Markets)	585	22,581
Enstar Group, Ltd.* (Insurance)	78	11,916
EPR Properties (Equity Real Estate Investment Trusts)	398	13,186
Equinix, Inc. (Equity Real Estate Investment Trusts)	455	319,547
Equitable Holdings, Inc. (Diversified Financial Services)	2,083	40,181
Equity Commonwealth (Equity Real Estate Investment Trusts)	624	20,093
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	936	58,481
Equity Residential (Equity Real Estate Investment Trusts)	1,797	105,700
Erie Indemnity Co.—Class A (Insurance)	95	18,231
Essent Group, Ltd. (Thrifts & Mortgage Finance)	568	20,601
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	336	77,001
Evercore Partners, Inc.—Class A (Capital Markets)	208	12,255
Everest Re Group, Ltd. (Insurance)	205	42,271
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	663	61,241
F.N.B. Corp. (Banks)	1,660	12,450
FactSet Research Systems, Inc. (Capital Markets)	195	64,052
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	361	30,761
Federated Hermes, Inc.—Class B (Capital Markets)	493	11,684
Fifth Third Bancorp (Banks)	3,657	70,507
First American Financial Corp. (Insurance)	572	27,467
First Citizens BancShares, Inc.—Class A (Banks)	40	16,201
First Financial Bankshares, Inc. (Banks)	730	21,090
First Hawaiian, Inc. (Banks)	667	11,499
First Horizon National Corp. (Banks)	1,602	15,960
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	653	25,101
First Republic Bank (Banks)	881	93,377
FirstCash, Inc. (Consumer Finance)	213	14,373
FNF Group (Insurance)	1,484	45,499
Franklin Resources, Inc. (Capital Markets)	1,425	29,882
Fulton Financial Corp. (Banks)	831	8,750
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,062	36,754
Genworth Financial, Inc.*—Class A (Insurance)	2,586	5,974
Glacier BanCorp, Inc. (Banks)	456	16,092
Globe Life, Inc. (Insurance)	503	37,338
Green Dot Corp.*—Class A (Consumer Finance)	250	12,270
Hancock Whitney Corp. (Banks)	443	9,392
Hartford Financial Services Group, Inc. (Insurance)	1,840	70,932
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	693	20,298
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,122	29,755
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	2,765	76,203
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	534	19,934
Home BancShares, Inc. (Banks)	789	12,135
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,622	39,081
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	788	19,826
Huntington Bancshares, Inc. (Banks)	5,210	47,072
IBERIABANK Corp. (Banks)	271	12,341
Interactive Brokers Group, Inc.—Class A (Capital Markets)	394	16,457
Intercontinental Exchange, Inc. (Capital Markets)	2,811	257,488
International Bancshares Corp. (Banks)	287	9,190
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	847	3,168
Invesco, Ltd. (Capital Markets)	1,933	20,799
Investors Bancorp, Inc. (Banks)	1,041	8,849
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,793	76,891
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,479	38,602

See accompanying notes to financial statements.

74 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Janus Henderson Group PLC (Capital Markets)	788	$16,674
JBG Smith Properties (Equity Real Estate Investment Trusts)	604	17,860
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	265	27,417
JPMorgan Chase & Co. (Banks)	15,653	1,472,320
Kemper Corp. (Insurance)	315	22,844
KeyCorp (Banks)	5,011	61,034
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	544	31,933
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,222	28,530
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	444	29,641
Lazard, Ltd.—Class A (Capital Markets)	579	16,577
Legg Mason, Inc. (Capital Markets)	430	21,393
LendingTree, Inc.* (Thrifts & Mortgage Finance)	40	11,581
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,419	14,970
Life Storage, Inc. (Equity Real Estate Investment Trusts)	241	22,883
Lincoln National Corp. (Insurance)	993	36,532
Loews Corp. (Insurance)	1,243	42,622
LPL Financial Holdings, Inc. (Capital Markets)	405	31,752
M&T Bank Corp. (Banks)	659	68,516
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	465	7,110
Markel Corp.* (Insurance)	71	65,545
MarketAxess Holdings, Inc. (Capital Markets)	195	97,679
Marsh & McLennan Cos., Inc. (Insurance)	2,621	281,417
MasterCard, Inc.—Class A (IT Services)	4,540	1,342,478
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,714	51,023
Mercury General Corp. (Insurance)	139	5,664
MetLife, Inc. (Insurance)	3,963	144,729
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,328	5,797
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,739	14,242
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	587	67,311
Moody's Corp. (Capital Markets)	828	227,476
Morgan Stanley (Capital Markets)	6,152	297,142
Morningstar, Inc. (Capital Markets)	106	14,943
MSCI, Inc.—Class A (Capital Markets)	437	145,879
Nasdaq, Inc. (Capital Markets)	590	70,487
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	229	13,905
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	883	31,329
Navient Corp. (Consumer Finance)	876	6,158
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,135	15,863
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,383	24,307
Northern Trust Corp. (Capital Markets)	1,069	84,814
Old Republic International Corp. (Insurance)	1,468	23,943
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,166	34,665
Onemain Holdings, Inc. (Consumer Finance)	386	9,472
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	742	10,514
PacWest Bancorp (Banks)	598	11,787
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	980	7,556
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,210	11,967
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	672	9,180
People's United Financial, Inc. (Banks)	2,182	25,246
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,041	18,238
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	647	10,747
Pinnacle Financial Partners, Inc. (Banks)	366	15,368
Popular, Inc. (Banks)	453	16,838
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	344	13,082
Primerica, Inc. (Insurance)	209	24,369
Principal Financial Group, Inc. (Insurance)	1,308	54,334
ProAssurance Corp. (Insurance)	277	4,008
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,794	354,094
Prosperity Bancshares, Inc. (Banks)	476	28,265
Prudential Financial, Inc. (Insurance)	2,029	123,566
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	103	13,637
Public Storage (Equity Real Estate Investment Trusts)	772	148,139
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,001	15,526
Raymond James Financial, Inc. (Capital Markets)	627	43,156
Rayonier, Inc. (Equity Real Estate Investment Trusts)	711	17,626
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,764	104,958
Regency Centers Corp. (Equity Real Estate Investment Trusts)	871	39,970
Regions Financial Corp. (Banks)	4,914	54,644
Reinsurance Group of America, Inc. (Insurance)	348	27,297
RenaissanceRe Holdings, Ltd. (Insurance)	258	44,126
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,100	8,052
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	630	26,101
RLI Corp. (Insurance)	205	16,831
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	848	8,005
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	282	9,757
S&P Global, Inc. (Capital Markets)	1,238	407,896
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,055	15,224
Santander Consumer USA Holdings, Inc. (Consumer Finance)	495	9,113
SBA Communications Corp. (Equity Real Estate Investment Trusts)	573	170,708
SEI Investments Co. (Capital Markets)	638	35,077
Selective Insurance Group, Inc. (Insurance)	307	16,191
Service Properties Trust (Equity Real Estate Investment Trusts)	844	5,984

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 75

Common Stocks, continued

	Shares	Value
Signature Bank (Banks)	275	$29,403
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,571	107,425
SITE Centers Corp. (Equity Real Estate Investment Trusts)	764	6,188
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	393	19,371
SLM Corp. (Consumer Finance)	1,927	13,547
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	528	18,406
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,450	21,692
State Street Corp. (Capital Markets)	1,808	114,898
Sterling Bancorp (Banks)	999	11,708
Stifel Financial Corp. (Capital Markets)	352	16,695
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,143	27,215
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	505	68,518
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,108	9,030
SVB Financial Group* (Banks)	265	57,115
Synchrony Financial (Consumer Finance)	2,759	61,139
Synovus Financial Corp. (Banks)	757	15,541
T. Rowe Price Group, Inc. (Capital Markets)	1,169	144,372
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	316	11,932
TCF Financial Corp. (Banks)	781	22,977
TD Ameritrade Holding Corp. (Capital Markets)	1,362	49,550
Texas Capital Bancshares, Inc.* (Banks)	259	7,995
TFS Financial Corp. (Thrifts & Mortgage Finance)	259	3,706
The Allstate Corp. (Insurance)	1,614	156,542
The Bank of New York Mellon Corp. (Capital Markets)	4,138	159,934
The Charles Schwab Corp. (Capital Markets)	5,886	198,594
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	623	7,370
The Goldman Sachs Group, Inc. (Capital Markets)	1,590	314,216
The Hanover Insurance Group, Inc. (Insurance)	195	19,759
The Howard Hughes Corp.* (Real Estate Management & Development)	231	12,000
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	598	5,364
The PNC Financial Services Group, Inc (Banks)	2,180	229,358
The Progressive Corp. (Insurance)	3,007	240,891
The Travelers Cos., Inc. (Insurance)	1,299	148,151
Tradeweb Markets, Inc.—Class A (Capital Markets)	397	23,082
Truist Financial Corp. (Banks)	6,922	259,921
Trustmark Corp. (Banks)	326	7,994
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,405	7,081
U.S. Bancorp (Banks)	7,042	259,286
UDR, Inc. (Equity Real Estate Investment Trusts)	1,515	56,631
UMB Financial Corp. (Banks)	218	11,238
Umpqua Holdings Corp. (Banks)	1,131	12,034
United Bankshares, Inc. (Banks)	653	18,062
Unum Group (Insurance)	1,045	17,337
Urban Edge Properties (Equity Real Estate Investment Trusts)	569	6,754
Valley National Bancorp (Banks)	2,012	15,734
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,917	70,201
VEREIT, Inc. (Equity Real Estate Investment Trusts)	5,537	35,603
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,407	48,597
Virtu Financial, Inc.—Class A (Capital Markets)	390	9,204
Visa, Inc.—Class A (IT Services)	8,667	1,674,204
Vornado Realty Trust (Equity Real Estate Investment Trusts)	815	31,141
Voya Financial, Inc. (Diversified Financial Services)	648	30,229
W.R. Berkley Corp. (Insurance)	725	41,535
Washington Federal, Inc. (Thrifts & Mortgage Finance)	389	10,441
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	423	9,391
Webster Financial Corp. (Banks)	463	13,246
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	619	11,718
Wells Fargo & Co. (Banks)	19,167	490,675
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,145	111,004
Western Alliance Bancorp (Banks)	477	18,064
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,831	86,044
White Mountains Insurance Group, Ltd. (Insurance)	15	13,320
Willis Towers Watson PLC (Insurance)	661	130,184
Wintrust Financial Corp. (Banks)	296	12,912
WP Carey, Inc. (Equity Real Estate Investment Trusts)	885	59,870
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	583	5,439
Zions Bancorp (Banks)	842	28,628
TOTAL COMMON STOCKS (Cost $9,091,142)		24,005,277

Repurchase Agreements(b) (1.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/20, due 7/1/20, total to be received $321,000	$321,000	$321,000
TOTAL REPURCHASE AGREEMENTS (Cost $321,000)		321,000

See accompanying notes to financial statements.

76 :: ProFund VP Financials :: Financial Statements

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	1,555	$1,555
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	17	17
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	8,527	8,527
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,099)		10,099
TOTAL INVESTMENT SECURITIES (Cost $9,422,241)—100.1%		24,336,376
Net other assets (liabilities)—(0.1)%		(17,497)
NET ASSETS—100.0%		$24,318,879

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $9,779.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	7/23/20	1.47%	$334,151	$(7,303)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Banks	$5,390,227	22.3%
Capital Markets	4,123,420	17.0%
Consumer Finance	740,224	3.0%
Diversified Financial Services	1,853,190	7.6%
Equity Real Estate Investment Trusts	5,159,740	21.2%
Insurance	3,176,860	13.1%
IT Services	3,016,682	12.4%
Mortgage Real Estate Investment Trusts	165,106	0.7%
Professional Services	143,555	0.6%
Real Estate Management & Development	127,865	0.5%
Thrifts & Mortgage Finance	108,408	0.4%
Other**	313,602	1.2%
Total	$24,318,879	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 77

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$9,422,241
Securities, at value(a)	24,015,376
Repurchase agreements, at value	321,000
Total Investment Securities, at value	24,336,376
Cash	1,211
Dividends and interest receivable	34,738
Receivable for capital shares issued	30,348
Prepaid expenses	508
TOTAL ASSETS	24,403,181
LIABILITIES:
Payable for capital shares redeemed	500
Payable for collateral for securities loaned	10,099
Unrealized depreciation on swap agreements	7,303
Advisory fees payable	14,133
Management services fees payable	1,884
Administration fees payable	1,988
Administrative services fees payable	10,065
Distribution fees payable	10,590
Trustee fees payable	9
Transfer agency fees payable	1,621
Fund accounting fees payable	1,169
Compliance services fees payable	194
Other accrued expenses	24,747
TOTAL LIABILITIES	84,302
NET ASSETS	$24,318,879
NET ASSETS CONSIST OF:
Capital	$12,550,263
Total distributable earnings (loss)	11,768,616
NET ASSETS	$24,318,879
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	654,578
Net Asset Value (offering and redemption price per share)	$37.15
(a) Includes securities on loan valued at:	$9,779

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$343,147
Interest	911
Income from securities lending	44
TOTAL INVESTMENT INCOME	344,102
EXPENSES:
Advisory fees	101,359
Management services fees	13,514
Administration fees	12,812
Transfer agency fees	10,219
Administrative services fees	35,524
Distribution fees	33,786
Custody fees	2,166
Fund accounting fees	7,514
Trustee fees	406
Compliance services fees	194
Other fees	17,529
Total Gross Expenses before reductions	235,023
Expenses reduced and reimbursed by the Advisor	(7,978)
TOTAL NET EXPENSES	227,045
NET INVESTMENT INCOME (LOSS)	117,057
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,319,089
Net realized gains (losses) on swap agreements	(71,282)
Change in net unrealized appreciation/depreciation on investment securities	(10,194,075)
Change in net unrealized appreciation/depreciation on swap agreements	(10,027)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,956,295)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,839,238)

See accompanying notes to financial statements.

78 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$117,057	$169,031
Net realized gains (losses) on investments	3,247,807	2,331,205
Change in net unrealized appreciation/depreciation on investments	(10,204,102)	6,297,254
Change in net assets resulting from operations	(6,839,238)	8,797,490
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,842,899)
Change in net assets resulting from distributions	—	(1,842,899)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,730,313	28,480,708
Distributions reinvested	—	1,842,899
Value of shares redeemed	(27,319,375)	(30,356,198)
Change in net assets resulting from capital transactions	(5,589,062)	(32,591)
Change in net assets	(12,428,300)	6,922,000
NET ASSETS:
Beginning of period	36,747,179	29,825,179
End of period	$24,318,879	$36,747,179
SHARE TRANSACTIONS:
Issued	591,904	659,760
Reinvested	—	44,687
Redeemed	(735,194)	(704,254)
Change in shares	(143,290)	193

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Financials :: 79

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$46.06	$37.39		$41.89		$35.57	$30.95	$31.53

Investment Activities:
Net investment income (loss)(a)	0.17	0.21		0.19		0.13	0.17	0.09
Net realized and unrealized gains (losses) on investments	(9.08)	10.83		(4.53)		6.32	4.56	(0.56)
Total income (loss) from investment activities	(8.91)	11.04		(4.34)		6.45	4.73	(0.47)

Distributions to Shareholders From:
Net investment income	—	(0.23)		(0.16)		(0.13)	(0.11)	(0.11)
Net realized gains on investments	—	(2.14)		—		—	—	—
Total distributions	—	(2.37)		(0.16)		(0.13)	(0.11)	(0.11)

Net Asset Value, End of Period	$37.15	$46.06		$37.39		$41.89	$35.57	$30.95

Total Return(b)	(19.34)%	30.27%		(10.43	)%(c)	18.19%	15.32%	(1.49)%

Ratios to Average Net Assets:
Gross expenses(d)	1.74%	1.71%		1.70%		1.68%	1.71%	1.74%
Net expenses(d)	1.68%	1.71	%(e)	1.63	%(c)	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.87%	0.50%		0.45	%(c)	0.35%	0.56%	0.27%

Supplemental Data:
Net assets, end of period (000's)	$24,319	$36,747		$29,825		$51,452	$46,125	$42,944
Portfolio turnover rate(b)(f)	64%	52%		27%		64%	98%	97%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.41%, respectively, and the total return would have been (10.48)%.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

80 :: ProFund VP Government Money Market :: Financial Statements

Investment Objective: The ProFund VP Government Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	75%
Repurchase Agreements	23%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (74.9%)

	Principal Amount	Value
U.S. Treasury Bills 1.35%+, 7/9/20	$20,000,000	$19,993,267
0.15%+, 10/8/20	20,000,000	19,991,778
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,985,045)		39,985,045

Repurchase Agreements(a) (22.5%)

Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $11,999,009	11,999,000	11,999,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,999,000)		11,999,000
TOTAL INVESTMENT SECURITIES (Cost $51,984,045)—97.4%		51,984,045
Net other assets (liabilities)—2.6%		1,399,754
NET ASSETS—100.0%		$53,383,799

+	Reflects the effective yield or interest rate in effect at June 30, 2020.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Government Money Market :: 81

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$51,984,045
Securities, at value	39,985,045
Repurchase agreements, at value	11,999,000
Total Investment Securities, at value	51,984,045
Cash	75
Interest receivable	9
Receivable for capital shares issued	2,185,289
Prepaid expenses	3,426
TOTAL ASSETS	54,172,844
LIABILITIES:
Payable for capital shares redeemed	527,968
Advisory fees payable	7,594
Management services fees payable	1,013
Administration fees payable	4,094
Trustee fees payable	41
Transfer agency fees payable	7,570
Fund accounting fees payable	5,121
Compliance services fees payable	1,153
Other accrued expenses	234,491
TOTAL LIABILITIES	789,045
NET ASSETS	$53,383,799
NET ASSETS CONSIST OF:
Capital	$53,438,318
Total distributable earnings (loss)	(54,519)
NET ASSETS	$53,383,799
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	53,438,318
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$565,201
EXPENSES:
Advisory fees	586,966
Management services fees	78,261
Administration fees	50,620
Transfer agency fees	91,381
Custody fees	17,894
Fund accounting fees	64,095
Trustee fees	3,485
Compliance services fees	1,153
Audit fees	89,189
Other fees	39,246
Total Gross Expenses before reductions	1,022,290
Expenses reduced and reimbursed by the Advisor	(508,246)
TOTAL NET EXPENSES	514,044
NET INVESTMENT INCOME (LOSS)	51,157
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	5,473
NET REALIZED GAINS (LOSSES) ON INVESTMENTS	5,473
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$56,630

See accompanying notes to financial statements.

82 :: ProFund VP Government Money Market :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$51,157	$1,278,580
Net realized gains (losses) on investments	5,473	18,564
Change in net assets resulting from operations	56,630	1,297,144
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(51,157)	(1,278,580)
Change in net assets resulting from distributions	(51,157)	(1,278,580)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	645,010,029	2,155,360,223
Distributions reinvested	51,157	1,278,233
Value of shares redeemed	(737,397,399)	(2,204,461,355)
Change in net assets resulting from capital transactions	(92,336,213)	(47,822,899)
Change in net assets	(92,330,740)	(47,804,335)
NET ASSETS:
Beginning of period	145,714,539	193,518,874
End of period	$53,383,799	$145,714,539
SHARE TRANSACTIONS:
Issued	645,010,029	2,155,360,223
Reinvested	51,157	1,278,233
Redeemed	(737,397,399)	(2,204,461,355)
Change in shares	(92,336,213)	(47,822,899)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Government Money Market :: 83

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017		Year Ended Dec. 31, 2016		Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Investment Activities:
Net investment income (loss)(a)	—	(b)	0.008	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gains (losses) on investments	—	(b)	— (b)	—	(b)	—	(b)	—	(b)	—	(b)
Total income (loss) from investment activities	—	(b)	0.008	—	(b)	—	(b)	—	(b)	—	(b)
Distributions to Shareholders From:
Net investment income	—	(b)	(0.008)	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Total Return(c)	0.03%		0.77%	0.42%		0.02%		0.02%		0.02%
Ratios to Average Net Assets:
Gross expenses(d)	1.31%		1.35%	1.46%		1.14%		1.14%		1.17%
Net expenses(d)	0.66%		1.35%	1.37	%(e)	0.83%		0.29%		0.06%
Net investment income (loss)(d)	0.07%		0.78%	0.41%		0.01%		0.01%		0.02%
Supplemental Data:
Net assets, end of period (000's)	$53,384		$145,715	$193,519		$188,217		$120,099		$198,352

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.0005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to financial statements.

84 :: ProFund VP Health Care :: Financial Statements

Investment Objective: The ProFund VP Health Care seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Health CareSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.9%
UnitedHealth Group, Inc.	6.7%
Merck & Co., Inc.	4.7%
Pfizer, Inc.	4.4%
AbbVie, Inc.	4.2%

Dow Jones U.S. Health CareSM Index – Composition

% of Index
Pharmaceuticals	29%
Health Care Equipment & Supplies	25%
Biotechnology	20%
Health Care Providers & Services	18%
Life Sciences Tools & Services	8%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.1%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	133	$11,878
1Life Healthcare, Inc.*(a) (Health Care Providers & Services)	231	8,390
Abbott Laboratories (Health Care Equipment & Supplies)	20,290	1,855,114
AbbVie, Inc. (Biotechnology)	20,215	1,984,708
ABIOMED, Inc.* (Health Care Equipment & Supplies)	516	124,645
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,020	25,622
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,305	63,253
Agilent Technologies, Inc. (Life Sciences Tools & Services)	3,542	313,007
Agios Pharmaceuticals, Inc.* (Biotechnology)	695	37,169
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,533	284,304
Align Technology, Inc.* (Health Care Equipment & Supplies)	822	225,590
Alkermes PLC* (Biotechnology)	1,821	35,337
Allogene Therapeutics, Inc.* (Biotechnology)	739	31,644
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,297	192,099
Amedisys, Inc.* (Health Care Providers & Services)	371	73,658
Amgen, Inc. (Biotechnology)	6,747	1,591,346
Anthem, Inc. (Health Care Providers & Services)	2,892	760,538
Avanos Medical, Inc.*(a)—Class I (Health Care Equipment & Supplies)	548	16,106
Avantor, Inc.* (Life Sciences Tools & Services)	3,100	52,700
Baxter International, Inc. (Health Care Equipment & Supplies)	5,837	502,566
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,382	809,211
Biogen, Inc.* (Biotechnology)	1,872	500,854
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,074	255,807
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	245	110,615
Bio-Techne Corp. (Life Sciences Tools & Services)	438	115,663
Bluebird Bio, Inc.* (Biotechnology)	743	45,353
Blueprint Medicines Corp.*(a) (Biotechnology)	622	48,516
Boston Scientific Corp.* (Health Care Equipment & Supplies)	16,388	575,383
Bristol-Myers Squibb Co. (Pharmaceuticals)	25,959	1,526,389
Bruker Corp. (Life Sciences Tools & Services)	1,167	47,474
Cantel Medical Corp. (Health Care Equipment & Supplies)	426	18,842
Catalent, Inc.* (Pharmaceuticals)	1,777	130,254
Centene Corp.* (Health Care Providers & Services)	6,643	422,163
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	568	99,031
Chemed Corp. (Health Care Providers & Services)	182	82,095
Cigna Corp. (Health Care Providers & Services)	4,232	794,135
Covetrus, Inc.* (Health Care Providers & Services)	1,117	19,983
CVS Health Corp. (Health Care Providers & Services)	14,993	974,095
Danaher Corp. (Health Care Equipment & Supplies)	7,218	1,276,359
DaVita, Inc.* (Health Care Providers & Services)	978	77,399
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,513	110,723
DexCom, Inc.* (Health Care Equipment & Supplies)	1,059	429,319
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	7,108	491,234
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,574	98,112
Eli Lilly & Co. (Pharmaceuticals)	9,660	1,585,979
Encompass Health Corp. (Health Care Providers & Services)	1,140	70,600
Exact Sciences Corp.* (Biotechnology)	1,632	141,886
Exelixis, Inc.* (Biotechnology)	3,518	83,517
FibroGen, Inc.* (Biotechnology)	920	37,288
Gilead Sciences, Inc. (Biotechnology)	14,384	1,106,704

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 85

Common Stocks, continued

	Shares	Value
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	868	$41,412
Guardant Health, Inc.* (Health Care Providers & Services)	598	48,516
Haemonetics Corp.* (Health Care Equipment & Supplies)	578	51,766
HCA Healthcare, Inc. (Health Care Providers & Services)	3,021	293,218
HealthEquity, Inc.* (Health Care Providers & Services)	817	47,933
Henry Schein, Inc.* (Health Care Providers & Services)	1,637	95,584
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	763	83,762
Hologic, Inc.* (Health Care Equipment & Supplies)	2,962	168,834
Horizon Therapeutics PLC* (Pharmaceuticals)	2,188	121,609
Humana, Inc. (Health Care Providers & Services)	1,516	587,829
ICU Medical, Inc.* (Health Care Equipment & Supplies)	222	40,917
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	974	321,576
Illumina, Inc.* (Life Sciences Tools & Services)	1,686	624,409
Immunomedics, Inc.* (Biotechnology)	2,384	84,489
Incyte Corp.* (Biotechnology)	2,070	215,218
Insulet Corp.* (Health Care Equipment & Supplies)	751	145,889
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	808	37,968
Intercept Pharmaceuticals, Inc.* (Biotechnology)	291	13,942
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,338	762,433
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,454	85,728
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	2,037	289,010
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	635	70,066
Johnson & Johnson (Pharmaceuticals)	30,226	4,250,683
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,115	185,213
LivaNova PLC* (Health Care Equipment & Supplies)	557	26,808
Masimo Corp.* (Health Care Equipment & Supplies)	571	130,182
McKesson Corp. (Health Care Providers & Services)	1,857	284,901
MEDNAX, Inc.* (Health Care Providers & Services)	980	16,758
Medtronic PLC (Health Care Equipment & Supplies)	15,383	1,410,620
Merck & Co., Inc. (Pharmaceuticals)	28,953	2,238,936
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	274	220,721
Moderna, Inc.* (Biotechnology)	3,390	217,672
Molina Healthcare, Inc.* (Health Care Providers & Services)	679	120,848
Mylan N.V.* (Pharmaceuticals)	5,930	95,354
Myriad Genetics, Inc.* (Biotechnology)	855	9,696
Nektar Therapeutics* (Pharmaceuticals)	2,042	47,293
Neogen Corp.* (Health Care Equipment & Supplies)	607	47,103
Neurocrine Biosciences, Inc.* (Biotechnology)	1,065	129,930
NuVasive, Inc.* (Health Care Equipment & Supplies)	588	32,728
Penumbra, Inc.* (Health Care Equipment & Supplies)	379	67,773
Perrigo Co. PLC (Pharmaceuticals)	1,564	86,442
Pfizer, Inc. (Pharmaceuticals)	63,717	2,083,546
Portola Pharmaceuticals, Inc.* (Biotechnology)	828	14,896
Ppd, Inc.* (Life Sciences Tools & Services)	720	19,296
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	730	71,022
Premier, Inc.* (Health Care Providers & Services)	764	26,190
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,534	174,815
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,157	721,563
Repligen Corp.* (Biotechnology)	540	66,749
ResMed, Inc. (Health Care Equipment & Supplies)	1,659	318,528
Royalty Pharma PLC*(a)—Class A (Pharmaceuticals)	884	42,918
Sage Therapeutics, Inc.* (Biotechnology)	596	24,782
Sarepta Therapeutics, Inc.* (Biotechnology)	850	136,289
Seattle Genetics, Inc.* (Biotechnology)	1,330	225,994
STERIS PLC (Health Care Equipment & Supplies)	974	149,451
Stryker Corp. (Health Care Equipment & Supplies)	3,698	666,343
Syneos Health, Inc.* (Life Sciences Tools & Services)	717	41,765
Teladoc Health, Inc.* (Health Care Technology)	854	162,977
Teleflex, Inc. (Health Care Equipment & Supplies)	533	194,001
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,201	21,750
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	564	159,973
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	4,530	1,641,399
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	644	50,374
United Therapeutics Corp.* (Biotechnology)	505	61,105
UnitedHealth Group, Inc. (Health Care Providers & Services)	10,878	3,208,467
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	893	82,951
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,042	127,666
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,974	863,382
Vir Biotechnology, Inc.*(a) (Biotechnology)	95	3,892
Waters Corp.* (Life Sciences Tools & Services)	710	128,084
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	844	191,731
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,372	283,122
Zoetis, Inc. (Pharmaceuticals)	5,448	746,594
TOTAL COMMON STOCKS (Cost $19,012,534)		46,838,041

See accompanying notes to financial statements.

86 :: ProFund VP Health Care :: Financial Statements

Repurchase Agreements(b) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $300,000	$300,000	$300,000
TOTAL REPURCHASE AGREEMENTS (Cost $300,000)		300,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	14,420	$14,420
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	158	158
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	79,108	79,108
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $93,686)		93,686
TOTAL INVESTMENT SECURITIES (Cost $19,406,220)—98.9%		47,231,727
Net other assets (liabilities)—1.1%		528,169
NET ASSETS—100.0%		$47,759,896

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $92,974.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	7/23/20	1.47%	$981,922	$(4,517)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Biotechnology	$9,365,486	19.6%
Health Care Equipment & Supplies	11,895,678	24.9%
Health Care Providers & Services	8,503,651	17.8%
Health Care Technology	162,977	0.3%
Life Sciences Tools & Services	3,786,074	7.9%
Pharmaceuticals	13,124,175	27.6%
Other**	921,855	1.9%
Total	$47,759,896	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 87

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$19,406,220
Securities, at value(a)	46,931,727
Repurchase agreements, at value	300,000
Total Investment Securities, at value	47,231,727
Cash	688
Segregated cash balances for swap agreements with custodian	540,000
Dividends and interest receivable	36,524
Receivable for capital shares issued	167,840
Prepaid expenses	833
TOTAL ASSETS	47,977,612
LIABILITIES:
Payable for capital shares redeemed	15,934
Payable for collateral for securities loaned	93,686
Unrealized depreciation on swap agreements	4,517
Advisory fees payable	26,702
Management services fees payable	3,560
Administration fees payable	3,761
Administrative services fees payable	15,676
Distribution fees payable	17,897
Trustee fees payable	17
Transfer agency fees payable	3,067
Fund accounting fees payable	2,099
Compliance services fees payable	344
Other accrued expenses	30,456
TOTAL LIABILITIES	217,716
NET ASSETS	$47,759,896
NET ASSETS CONSIST OF:
Capital	$12,731,687
Total distributable earnings (loss)	35,028,209
NET ASSETS	$47,759,896
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	636,133
Net Asset Value (offering and redemption price per share)	$75.08
(a) Includes securities on loan valued at:	$92,974

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$370,576
Interest	3,556
Income from securities lending	362
TOTAL INVESTMENT INCOME	374,494
EXPENSES:
Advisory fees	169,650
Management services fees	22,620
Administration fees	20,183
Transfer agency fees	16,378
Administrative services fees	59,810
Distribution fees	56,550
Custody fees	3,250
Fund accounting fees	11,429
Trustee fees	640
Compliance services fees	344
Other fees	28,442
Total Gross Expenses before reductions	389,296
Expenses reduced and reimbursed by the Advisor	(9,280)
TOTAL NET EXPENSES	380,016
NET INVESTMENT INCOME (LOSS)	(5,522)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,039,994
Net realized gains (losses) on swap agreements	(1,879)
Change in net unrealized appreciation/depreciation on investment securities	(5,053,427)
Change in net unrealized appreciation/depreciation on swap agreements	2,651
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,012,661)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,018,183)

See accompanying notes to financial statements.

88 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(5,522)	$(4,421)
Net realized gains (losses) on investments	4,038,115	7,280,037
Change in net unrealized appreciation/depreciation on investments	(5,050,776)	1,102,620
Change in net assets resulting from operations	(1,018,183)	8,378,236
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(5,775,400)
Change in net assets resulting from distributions	—	(5,775,400)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	27,480,243	25,474,008
Distributions reinvested	—	5,775,400
Value of shares redeemed	(28,111,618)	(36,616,170)
Change in net assets resulting from capital transactions	(631,375)	(5,366,762)
Change in net assets	(1,649,558)	(2,763,926)
NET ASSETS:
Beginning of period	49,409,454	52,173,380
End of period	$47,759,896	$49,409,454
SHARE TRANSACTIONS:
Issued	379,888	351,111
Reinvested	—	87,599
Redeemed	(403,363)	(505,532)
Change in shares	(23,475)	(66,822)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Health Care :: 89

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$74.91	$71.82	$73.28	$64.38	$67.11	$63.90
Investment Activities:
Net investment income (loss)(a)	(0.01)	(0.01)	(0.06)	(0.03)	(0.05)	(0.15)
Net realized and unrealized gains (losses) on investments	0.18 (b)	12.63	3.29	13.49	(2.68)	3.36
Total income (loss) from investment activities	0.17	12.62	3.23	13.46	(2.73)	3.21
Distributions to Shareholders From:
Net realized gains on investments	—	(9.53)	(4.69)	(4.56)	—	—
Net Asset Value, End of Period	$75.08	$74.91	$71.82	$73.28	$64.38	$67.11
Total Return(c)	0.23%	19.37%	4.44%	20.92%	(4.05)%	5.02%
Ratios to Average Net Assets:
Gross expenses(d)	1.72%	1.72%	1.66%	1.64%	1.68%	1.69%
Net expenses(d)	1.68%	1.68%	1.65%	1.64%	1.68%	1.68%
Net investment income (loss)(d)	(0.02)%	(0.01)%	(0.08)%	(0.04)%	(0.08)%	(0.22)%
Supplemental Data:
Net assets, end of period (000's)	$47,760	$49,409	$52,173	$53,670	$48,744	$77,842
Portfolio turnover rate(c)(e)	43%	33%	61%	43%	24%	47%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

90 :: ProFund VP Industrials :: Financial Statements

Investment Objective: The ProFund VP Industrials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Swap Agreements	— *
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

*	Amount is less than 0.5%

Largest Equity Holdings

Company	% of Net Assets
PayPal Holdings, Inc.	6.0%
Accenture PLC	4.0%
Union Pacific Corp.	3.4%
Honeywell International, Inc.	3.0%
The Boeing Co.	2.9%

Dow Jones U.S. IndustrialsSM Index – Composition

% of Index
Capital Goods	49%
Software & Services	22%
Transportation	12%
Commercial & Professional Services	6%
Materials	6%
Technology Hardware & Equipment	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,945	$303,401
A.O. Smith Corp. (Building Products)	457	21,534
Accenture PLC—Class A (IT Services)	2,154	462,508
Acuity Brands, Inc. (Electrical Equipment)	134	12,829
ADT, Inc. (Commercial Services & Supplies)	359	2,865
AECOM* (Construction & Engineering)	541	20,331
AGCO Corp. (Machinery)	210	11,647
Air Lease Corp. (Trading Companies & Distributors)	357	10,457
Allegion PLC (Building Products)	312	31,893
Alliance Data Systems Corp. (IT Services)	143	6,452
Allison Transmission Holdings, Inc. (Machinery)	382	14,050
Amcor PLC (Containers & Packaging)	5,323	54,348
AMETEK, Inc. (Electrical Equipment)	776	69,351
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,091	104,528
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	131	8,173
AptarGroup, Inc. (Containers & Packaging)	217	24,300
Armstrong World Industries, Inc. (Building Products)	161	12,552
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	266	18,272
ASGN, Inc.* (Professional Services)	178	11,869
Automatic Data Processing, Inc. (IT Services)	1,454	216,486
Avery Dennison Corp. (Containers & Packaging)	282	32,173
Avnet, Inc. (Electronic Equipment, Instruments & Components)	333	9,286
Axon Enterprise, Inc.* (Aerospace & Defense)	203	19,920
Ball Corp. (Containers & Packaging)	1,102	76,578
Barnes Group, Inc. (Machinery)	160	6,330
Belden, Inc. (Electronic Equipment, Instruments & Components)	129	4,199
Berry Global Group, Inc.* (Containers & Packaging)	447	19,811
Black Knight, Inc.* (IT Services)	507	36,788
Broadridge Financial Solutions, Inc. (IT Services)	388	48,962
BWX Technologies, Inc. (Aerospace & Defense)	322	18,238
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	455	35,972
Carlisle Cos., Inc. (Industrial Conglomerates)	185	22,139
Carrier Global Corp. (Building Products)	2,749	61,083
Caterpillar, Inc. (Machinery)	1,831	231,621
Cimpress PLC* (Commercial Services & Supplies)	82	6,260
Cintas Corp. (Commercial Services & Supplies)	285	75,912
Clean Harbors, Inc.* (Commercial Services & Supplies)	173	10,377
Cognex Corp. (Electronic Equipment, Instruments & Components)	581	34,697
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	82	10,740
Colfax Corp.* (Machinery)	284	7,924
CoreLogic, Inc. (IT Services)	269	18,082
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,567	66,485
Covanta Holding Corp. (Commercial Services & Supplies)	396	3,798
Crane Co. (Machinery)	167	9,930
Crown Holdings, Inc.* (Containers & Packaging)	456	29,699
CSX Corp. (Road & Rail)	2,589	180,557
Cummins, Inc. (Machinery)	499	86,457
Curtiss-Wright Corp. (Aerospace & Defense)	141	12,588
Deere & Co. (Machinery)	1,058	166,264
Deluxe Corp. (Commercial Services & Supplies)	140	3,296
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	218	14,360
Donaldson Co., Inc. (Machinery)	426	19,818
Dover Corp. (Machinery)	487	47,025
Eagle Materials, Inc. (Construction Materials)	140	9,831
Eaton Corp. PLC (Electrical Equipment)	1,353	118,360
EMCOR Group, Inc. (Construction & Engineering)	185	12,236
Emerson Electric Co. (Electrical Equipment)	2,020	125,301

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 91

Common Stocks, continued

	Shares	Value
EnerSys (Electrical Equipment)	144	$9,271
Equifax, Inc. (Professional Services)	411	70,643
Euronet Worldwide, Inc.* (IT Services)	177	16,960
Expeditors International of Washington, Inc. (Air Freight & Logistics)	563	42,811
Fastenal Co. (Trading Companies & Distributors)	1,937	82,980
FedEx Corp. (Air Freight & Logistics)	813	113,999
Fidelity National Information Services, Inc. (IT Services)	2,089	280,114
Fiserv, Inc.* (IT Services)	1,902	185,673
FleetCor Technologies, Inc.* (IT Services)	283	71,183
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	442	17,932
Flowserve Corp. (Machinery)	440	12,549
Fluor Corp. (Construction & Engineering)	473	5,714
Fortive Corp. (Machinery)	1,002	67,795
Fortune Brands Home & Security, Inc. (Building Products)	472	30,175
FTI Consulting, Inc.* (Professional Services)	126	14,433
Gates Industrial Corp. PLC* (Machinery)	157	1,614
GATX Corp. (Trading Companies & Distributors)	118	7,196
Generac Holdings, Inc.* (Electrical Equipment)	212	25,849
General Dynamics Corp. (Aerospace & Defense)	786	117,476
General Electric Co. (Industrial Conglomerates)	29,579	202,025
Genpact, Ltd. (IT Services)	522	19,063
Global Payments, Inc. (IT Services)	1,012	171,655
Graco, Inc. (Machinery)	563	27,018
GrafTech International, Ltd. (Electrical Equipment)	189	1,508
Graphic Packaging Holding Co. (Containers & Packaging)	944	13,207
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	547	18,954
HEICO Corp. (Aerospace & Defense)	138	13,752
HEICO Corp.—Class A (Aerospace & Defense)	245	19,904
Hexcel Corp. (Aerospace & Defense)	282	12,752
Hillenbrand, Inc. (Machinery)	253	6,849
Honeywell International, Inc. (Industrial Conglomerates)	2,373	343,111
Howmet Aerospace, Inc.* (Aerospace & Defense)	1,297	20,557
Hubbell, Inc. (Electrical Equipment)	183	22,941
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	137	23,905
IDEX Corp. (Machinery)	255	40,300
Illinois Tool Works, Inc. (Machinery)	972	169,953
Ingersoll Rand, Inc.* (Machinery)	1,169	32,872
Insperity, Inc. (Professional Services)	123	7,962
International Paper Co. (Containers & Packaging)	1,328	46,759
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	120	19,247
Itron, Inc.* (Electronic Equipment, Instruments & Components)	121	8,016
ITT, Inc. (Machinery)	292	17,152
J.B. Hunt Transport Services, Inc. (Road & Rail)	285	34,297
Jabil, Inc. (Electronic Equipment, Instruments & Components)	463	14,853
Jack Henry & Associates, Inc. (IT Services)	260	47,848
Jacobs Engineering Group, Inc. (Construction & Engineering)	440	37,312
Johnson Controls International PLC (Building Products)	2,515	85,861
Kansas City Southern Industries, Inc. (Road & Rail)	321	47,922
Kennametal, Inc. (Machinery)	280	8,039
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	633	63,794
Kirby Corp.* (Marine)	203	10,873
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	414	17,268
Korn Ferry (Professional Services)	186	5,716
L3Harris Technologies, Inc. (Aerospace & Defense)	730	123,859
Landstar System, Inc. (Road & Rail)	129	14,488
Lennox International, Inc. (Building Products)	117	27,260
Lincoln Electric Holdings, Inc. (Machinery)	201	16,932
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	83	14,162
Lockheed Martin Corp. (Aerospace & Defense)	835	304,708
Louisiana-Pacific Corp. (Paper & Forest Products)	379	9,721
Macquarie Infrastructure Corp. (Transportation Infrastructure)	264	8,102
ManpowerGroup, Inc. (Professional Services)	196	13,475
Martin Marietta Materials, Inc. (Construction Materials)	211	43,586
Masco Corp. (Building Products)	892	44,787
MasTec, Inc.* (Construction & Engineering)	197	8,839
MAXIMUS, Inc. (IT Services)	207	14,583
Mercury Systems, Inc.* (Aerospace & Defense)	188	14,788
Moog, Inc.—Class A (Aerospace & Defense)	102	5,404
MSA Safety, Inc. (Commercial Services & Supplies)	121	13,847
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	154	11,213
National Instruments Corp. (Electronic Equipment, Instruments & Components)	397	15,368
Navistar International Corp.* (Machinery)	222	6,260
Nielsen Holdings PLC (Professional Services)	1,204	17,891
Nordson Corp. (Machinery)	173	32,820
Norfolk Southern Corp. (Road & Rail)	867	152,219
Northrop Grumman Corp. (Aerospace & Defense)	525	161,406
nVent Electric PLC (Electrical Equipment)	527	9,871
O-I Glass, Inc. (Containers & Packaging)	528	4,741
Old Dominion Freight Line, Inc. (Road & Rail)	319	54,099
Oshkosh Corp. (Machinery)	230	16,473
Otis Worldwide Corp. (Machinery)	1,377	78,296
Owens Corning (Building Products)	365	20,352
PACCAR, Inc. (Machinery)	1,169	87,499
Packaging Corp. of America (Containers & Packaging)	321	32,036
Parker-Hannifin Corp. (Machinery)	434	79,539
Paychex, Inc. (IT Services)	1,079	81,734
PayPal Holdings, Inc.* (IT Services)	3,971	691,868
Pentair PLC (Machinery)	560	21,274
PerkinElmer, Inc. (Life Sciences Tools & Services)	377	36,980
Quanta Services, Inc. (Construction & Engineering)	466	18,281

See accompanying notes to financial statements.

92  :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Raytheon Technologies Corp. (Aerospace & Defense)	4,973	$306,436
Regal Beloit Corp. (Electrical Equipment)	137	11,963
Republic Services, Inc.—Class A (Commercial Services & Supplies)	711	58,338
Resideo Technologies, Inc.* (Building Products)	415	4,864
Robert Half International, Inc. (Professional Services)	388	20,498
Rockwell Automation, Inc. (Electrical Equipment)	392	83,496
Roper Technologies, Inc. (Industrial Conglomerates)	353	137,056
Ryder System, Inc. (Road & Rail)	181	6,789
Sabre Corp. (IT Services)	931	7,504
Sealed Air Corp. (Containers & Packaging)	526	17,279
Sensata Technologies Holding PLC* (Electrical Equipment)	532	19,806
Silgan Holdings, Inc. (Containers & Packaging)	262	8,486
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	141	16,070
Snap-on, Inc. (Machinery)	183	25,347
Sonoco Products Co. (Containers & Packaging)	339	17,726
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	356	8,523
Square, Inc.*—Class A (IT Services)	1,154	121,101
Stericycle, Inc.* (Commercial Services & Supplies)	309	17,298
Summit Materials, Inc.*—Class A (Construction Materials)	385	6,191
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,115	90,928
Teledyne Technologies, Inc.* (Aerospace & Defense)	124	38,558
Terex Corp. (Machinery)	215	4,036
Tetra Tech, Inc. (Commercial Services & Supplies)	183	14,479
Textron, Inc. (Aerospace & Defense)	769	25,308
The Boeing Co. (Aerospace & Defense)	1,812	332,139
The Brink's Co. (Commercial Services & Supplies)	171	7,782
The Middleby Corp.* (Machinery)	188	14,841
The Sherwin-Williams Co. (Chemicals)	273	157,753
The Timken Co. (Machinery)	228	10,372
The Toro Co. (Machinery)	362	24,015
The Western Union Co. (IT Services)	1,389	30,030
Trane Technologies PLC (Building Products)	809	71,985
TransDigm Group, Inc. (Aerospace & Defense)	170	75,149
TransUnion (Professional Services)	642	55,880
Trex Co., Inc.* (Building Products)	195	25,364
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	845	36,496
TriNet Group, Inc.* (Professional Services)	145	8,836
Trinity Industries, Inc. (Machinery)	318	6,770
Union Pacific Corp. (Road & Rail)	2,295	388,016
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	2,381	264,719
United Rentals, Inc.* (Trading Companies & Distributors)	244	36,365
Univar Solutions, Inc.* (Trading Companies & Distributors)	467	7,874
Valmont Industries, Inc. (Construction & Engineering)	72	8,181
Verisk Analytics, Inc.—Class A (Professional Services)	548	93,270
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	447	6,826
Vulcan Materials Co. (Construction Materials)	448	51,901
W.W. Grainger, Inc. (Trading Companies & Distributors)	147	46,181
Waste Management, Inc. (Commercial Services & Supplies)	1,313	139,059
Watsco, Inc. (Trading Companies & Distributors)	111	19,725
Welbilt, Inc.* (Machinery)	445	2,710
WESCO International, Inc.* (Trading Companies & Distributors)	166	5,823
Westinghouse Air Brake Technologies Corp. (Machinery)	612	35,233
WestRock Co. (Containers & Packaging)	876	24,756
WEX, Inc.* (IT Services)	147	24,256
Woodward, Inc. (Machinery)	192	14,890
XPO Logistics, Inc.* (Air Freight & Logistics)	308	23,793
Xylem, Inc. (Machinery)	608	39,496
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	180	46,071
TOTAL COMMON STOCKS (Cost $4,459,776)		11,431,953

Preferred Stock(NM)

WESCO International, Inc.—Series A (Trading Companies & Distributors)	—	(a)	5
TOTAL PREFERRED STOCK (Cost $5)			5

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $47,000	$47,000	$47,000
TOTAL REPURCHASE AGREEMENTS (Cost $47,000)		47,000
TOTAL INVESTMENT SECURITIES (Cost $4,506,781)—100.1%		11,478,958
Net other assets (liabilities)—(0.1)%		(14,026)
NET ASSETS—100.0%		$11,464,932

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 93

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	7/23/20	1.47%	$39,483	$(132)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$1,655,370	14.3%
Air Freight & Logistics	481,294	4.2%
Building Products	437,710	3.8%
Chemicals	157,753	1.4%
Commercial Services & Supplies	353,311	3.1%
Construction & Engineering	110,894	1.0%
Construction Materials	111,509	1.0%
Containers & Packaging	401,899	3.4%
Electrical Equipment	510,546	4.5%
Electronic Equipment, Instruments & Components	596,260	5.2%
Industrial Conglomerates	1,007,732	8.8%
IT Services	2,552,850	22.3%
Life Sciences Tools & Services	36,980	0.3%
Machinery	1,502,010	13.1%
Marine	10,873	0.1%
Paper & Forest Products	9,721	0.1%
Professional Services	320,473	2.8%
Road & Rail	895,655	7.8%
Trading Companies & Distributors	271,016	2.4%
Transportation Infrastructure	8,102	0.1%
Other**	32,974	0.3%
Total	$11,464,932	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

94  :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$4,506,781
Securities, at value	11,431,958
Repurchase agreements, at value	47,000
Total Investment Securities, at value	11,478,958
Cash	642
Dividends and interest receivable	6,940
Receivable for capital shares issued	4,509
Prepaid expenses	230
TOTAL ASSETS	11,491,279
LIABILITIES:
Payable for capital shares redeemed	778
Unrealized depreciation on swap agreements	132
Advisory fees payable	6,432
Management services fees payable	858
Administration fees payable	937
Administrative services fees payable	4,302
Distribution fees payable	4,047
Transfer agency fees payable	764
Fund accounting fees payable	570
Compliance services fees payable	88
Other accrued expenses	7,439
TOTAL LIABILITIES	26,347
NET ASSETS	$11,464,932
NET ASSETS CONSIST OF:
Capital	$4,270,987
Total distributable earnings (loss)	7,193,945
NET ASSETS	$11,464,932
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	159,706
Net Asset Value (offering and redemption price per share)	$71.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$101,526
Interest	1,570
Income from securities lending	42
TOTAL INVESTMENT INCOME	103,138
EXPENSES:
Advisory fees	45,831
Management services fees	6,111
Administration fees	5,562
Transfer agency fees	4,435
Administrative services fees	17,607
Distribution fees	15,277
Custody fees	888
Fund accounting fees	3,375
Trustee fees	178
Compliance services fees	88
Other fees	7,382
Total Gross Expenses before reductions	106,734
Expenses reduced and reimbursed by the Advisor	(4,073)
TOTAL NET EXPENSES	102,661
NET INVESTMENT INCOME (LOSS)	477
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,301,678
Net realized gains (losses) on swap agreements	(109,550)
Change in net unrealized appreciation/depreciation on investment securities	(3,343,001)
Change in net unrealized appreciation/depreciation on swap agreements	2,317
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,148,556)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,148,079)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 95

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$477	$19,431
Net realized gains (losses) on investments	1,192,128	263,565
Change in net unrealized appreciation/depreciation on investments	(3,340,684)	3,362,682
Change in net assets resulting from operations	(2,148,079)	3,645,678
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(2,486,434)
Change in net assets resulting from distributions	—	(2,486,434)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,821,870	22,920,198
Distributions reinvested	—	2,486,434
Value of shares redeemed	(12,087,490)	(19,803,258)
Change in net assets resulting from capital transactions	(4,265,620)	5,603,374
Change in net assets	(6,413,699)	6,762,618
NET ASSETS:
Beginning of period	17,878,631	11,116,013
End of period	$11,464,932	$17,878,631
SHARE TRANSACTIONS:
Issued	111,928	279,930
Reinvested	—	34,220
Redeemed	(177,806)	(241,460)
Change in shares	(65,878)	72,690

See accompanying notes to financial statements.

96  :: ProFund VP Industrials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$79.25	$72.70	$83.42	$68.28	$58.19	$60.31
Investment Activities:
Net investment income (loss)(a)	— (b)	0.10	(0.07)	0.09	0.23	0.13
Net realized and unrealized gains (losses) on investments	(7.46)	20.77	(10.56)	15.19	9.97	(2.19)
Total income (loss) from investment activities	(7.46)	20.87	(10.63)	15.28	10.20	(2.06)
Distributions to Shareholders From:
Net investment income	—	—	(0.09)	(0.14)	(0.11)	(0.06)
Net realized gains on investments	—	(14.32)	—	—	—	—
Total distributions	—	(14.32)	(0.09)	(0.14)	(0.11)	(0.06)
Net Asset Value, End of Period	$71.79	$79.25	$72.70	$83.42	$68.28	$58.19
Total Return(c)	(9.41)%	30.49%	(12.76)%	22.40%	17.55%	(3.42)%
Ratios to Average Net Assets:
Gross expenses(d)	1.75%	1.71%	1.68%	1.68%	1.69%	1.68%
Net expenses(d)	1.68%	1.68%	1.67%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.01%	0.12%	(0.09)%	0.12%	0.37%	0.22%
Supplemental Data:
Net assets, end of period (000's)	$11,465	$17,879	$11,116	$39,291	$32,361	$16,223
Portfolio turnover rate(c)(e)	43%	71%	67%	107%	203%	121%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 97

Investment Objective: The ProFund VP International seeks investment results that, before fees and expenses, correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index® – Composition

Industry Breakdown	% of Index
Financials	17%
Industrials	15%
Health Care	15%
Consumer Staples	12%
Consumer Discretionary	11%
Information Technology	8%
Materials	7%
Communication Services	5%
Utilities	4%
Energy	3%
Real Estate	3%

Country Composition
Japan	25%
United Kingdom	14%
France	11%
Switzerland	10%
Germany	9%
Other	31%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $5,757,004	$5,757,000	$5,757,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,757,000)		5,757,000
TOTAL INVESTMENT SECURITIES (Cost $5,757,000)—100.6%		5,757,000
Net other assets (liabilities)—(0.6)%		(36,199)
NET ASSETS—100.0%		$5,720,801

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $804,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/27/20	1.27%	$3,000,214	$(6,572)
MSCI EAFE Index	UBS AG	7/27/20	1.77%	2,728,812	(5,948)
				$5,729,026	$(12,520)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

98  :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$5,757,000
Repurchase agreements, at value	5,757,000
Total Investment Securities, at value	5,757,000
Cash	565
Segregated cash balances for swap agreements with custodian	50
Interest receivable	4
Receivable for capital shares issued	11,081
Prepaid expenses	104
TOTAL ASSETS	5,768,804
LIABILITIES:
Payable for capital shares redeemed	19,822
Unrealized depreciation on swap agreements	12,520
Advisory fees payable	3,373
Management services fees payable	450
Administration fees payable	396
Administrative services fees payable	2,996
Distribution fees payable	3,123
Transfer agency fees payable	354
Fund accounting fees payable	238
Compliance services fees payable	41
Other accrued expenses	4,690
TOTAL LIABILITIES	48,003
NET ASSETS	$5,720,801
NET ASSETS CONSIST OF:
Capital	$8,212,750
Total distributable earnings (loss)	(2,491,949)
NET ASSETS	$5,720,801
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	331,036
Net Asset Value (offering and redemption price per share)	$17.28

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$15,970
EXPENSES:
Advisory fees	19,337
Management services fees	2,578
Administration fees	2,415
Transfer agency fees	2,139
Administrative services fees	6,175
Distribution fees	6,446
Custody fees	411
Fund accounting fees	1,470
Trustee fees	82
Compliance services fees	41
Other fees	2,879
Total Gross Expenses before reductions	43,973
Expenses reduced and reimbursed by the Advisor	(287)
TOTAL NET EXPENSES	43,686
NET INVESTMENT INCOME (LOSS)	(27,716)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(652,173)
Change in net unrealized appreciation/depreciation on swap agreements	7,529
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(644,644)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(672,360)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 99

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(27,716)	$26,163
Net realized gains (losses) on investments	(652,173)	1,078,268
Change in net unrealized appreciation/depreciation on investments	7,529	(59,987)
Change in net assets resulting from operations	(672,360)	1,044,444
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(16,547)
Change in net assets resulting from distributions	—	(16,547)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,389,157	9,409,815
Distributions reinvested	—	16,547
Value of shares redeemed	(4,675,372)	(10,914,998)
Change in net assets resulting from capital transactions	713,785	(1,488,636)
Change in net assets	41,425	(460,739)
NET ASSETS:
Beginning of period	5,679,376	6,140,115
End of period	$5,720,801	$5,679,376
SHARE TRANSACTIONS:
Issued	317,806	509,595
Reinvested	—	933
Redeemed	(275,588)	(593,256)
Change in shares	42,218	(82,728)

See accompanying notes to financial statements.

100  :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$19.66		$16.53	$23.47		$19.27	$19.45	$20.16

Investment Activities:
Net investment income (loss)(a)	(0.09)		0.08	0.04		(0.18)	(0.27)	(0.35)
Net realized and unrealized gains (losses) on investments	(2.29)		3.10	(3.26)		4.38	0.09	(0.36)
Total income (loss) from investment activities	(2.38)		3.18	(3.22)		4.20	(0.18)	(0.71)
Distributions to Shareholders From:
Net investment income	—		(0.05)	—		—	—	—
Net realized gains on investments	—		—	(3.72)		—	—	—
Total distributions	—		(0.05)	(3.72)		—	—	—

Net Asset Value, End of Period	$17.28		$19.66	$16.53		$23.47	$19.27	$19.45

Total Return(b)	(12.11)%		19.27%	(15.76	)%(c)	21.80%	(0.93)%	(3.52)%

Ratios to Average Net Assets:
Gross expenses(d)	1.71%		1.65%	1.57%		1.68%	1.68%	1.75%
Net expenses(d)	1.70	%(e)	1.65%	1.50	%(c)	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.08)%		0.43%	0.20	%(c)	(0.81)%	(1.42)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$5,721		$5,679	$6,140		$15,131	$6,320	$6,460
Portfolio turnover rate(f)	—		—	—		—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.57% and 0.13%, respectively, and the total return would have been (15.84)%.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 101

Investment Objective: The ProFund VP Internet seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Internet CompositeSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	4%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	9.5%
Alphabet, Inc.	7.9%
Facebook, Inc.	6.6%
PayPal Holdings, Inc.	5.0%
Netflix, Inc.	4.9%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Software	23%
Interactive Media & Services	20%
Internet & Direct Marketing Retail	19%
IT Services	14%
Communications Equipment	10%
Entertainment	5%
Health Care Technology	5%
Capital Markets	3%
Diversified Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.3%)

	Shares	Value
2U, Inc.* (Software)	5,205	$197,582
8x8, Inc.* (Software)	10,635	170,160
Akamai Technologies, Inc.* (IT Services)	4,316	462,200
Alphabet, Inc.*—Class A (Interactive Media & Services)	624	884,863
Alphabet, Inc.*—Class C (Interactive Media & Services)	608	859,475
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	759	2,093,944
Arista Networks, Inc.* (Communications Equipment)	1,686	354,111
Box, Inc.*—Class A (Software)	10,648	221,052
Ciena Corp.* (Communications Equipment)	5,971	323,389
Cisco Systems, Inc. (Communications Equipment)	22,294	1,039,791
Citrix Systems, Inc. (Software)	3,131	463,106
Cloudera, Inc.* (Software)	17,833	226,836
CommScope Holding Co., Inc.* (Communications Equipment)	16,566	137,995
DocuSign, Inc.* (Software)	3,217	554,000
Dropbox, Inc.* (Software)	11,744	255,667
E*TRADE Financial Corp. (Capital Markets)	7,400	368,002
eBay, Inc. (Internet & Direct Marketing Retail)	12,238	641,883
Etsy, Inc.* (Internet & Direct Marketing Retail)	4,332	460,188
Expedia Group, Inc. (Internet & Direct Marketing Retail)	4,378	359,872
Facebook, Inc.*—Class A (Interactive Media & Services)	6,400	1,453,248
GoDaddy, Inc.*—Class A (IT Services)	5,051	370,390
Groupon, Inc.* (Internet & Direct Marketing Retail)	4,002	72,516
GrubHub, Inc.* (Internet & Direct Marketing Retail)	4,575	321,623
Hubspot, Inc.* (Software)	1,573	352,903
Juniper Networks, Inc. (Communications Equipment)	12,989	296,929
LogMeIn, Inc. (Software)	2,812	238,373
Netflix, Inc.* (Entertainment)	2,377	1,081,630
Okta, Inc.* (IT Services)	2,735	547,629
PayPal Holdings, Inc.* (IT Services)	6,405	1,115,943
Pinterest, Inc.*—Class A (Interactive Media & Services)	8,600	190,662
Salesforce.com, Inc.* (Software)	5,293	991,539
Smartsheet, Inc.* (Software)	5,295	269,621
Snap, Inc.* (Interactive Media & Services)	21,447	503,790
TD Ameritrade Holding Corp. (Capital Markets)	8,953	325,710
Teladoc Health, Inc.* (Health Care Technology)	2,273	433,779
Twitter, Inc.* (Interactive Media & Services)	15,898	473,601
Veeva Systems, Inc.*—Class A (Health Care Technology)	2,585	605,976
VeriSign, Inc.* (IT Services)	2,359	487,912
Vonage Holdings Corp.* (Diversified Telecommunication Services)	18,063	181,714
Workday, Inc.*—Class A (Software)	3,169	593,744
Zoom Video Communications, Inc.*(a)—Class A (Software)	1,306	331,123
TOTAL COMMON STOCKS
(Cost $9,485,012)		21,314,471

Repurchase Agreements(b) (4.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $895,001	$895,000	$895,000
TOTAL REPURCHASE AGREEMENTS
(Cost $895,000)		895,000

See accompanying notes to financial statements.

102  :: ProFund VP Internet :: Financial Statements

Collateral for Securities Loaned (1.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	43,276	$43,276
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	474	474
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	237,404	237,404
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $281,154)		281,154
TOTAL INVESTMENT SECURITIES
(Cost $10,661,166)—101.6%		22,490,625
Net other assets (liabilities)—(1.6)%		(346,422)
NET ASSETS—100.0%		$22,144,203

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $280,922.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	7/23/20	1.47%	$824,081	$(5,720)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Capital Markets	$693,712	3.1%
Communications Equipment	2,152,215	9.7%
Diversified Telecommunication Services	181,714	0.8%
Entertainment	1,081,630	4.9%
Health Care Technology	1,039,755	4.7%
Interactive Media & Services	4,365,639	19.7%
Internet & Direct Marketing Retail	3,950,026	17.8%
IT Services	2,984,074	13.5%
Software	4,865,706	22.1%
Other**	829,732	3.7%
Total	$22,144,203	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 103

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$10,661,166
Securities, at value(a)	21,595,625
Repurchase agreements, at value	895,000
Total Investment Securities, at value	22,490,625
Cash	767
Dividends and interest receivable	16
Receivable for capital shares issued	15,330
Prepaid expenses	307
TOTAL ASSETS	22,507,045
LIABILITIES:
Payable for capital shares redeemed	29,254
Payable for collateral for securities loaned	281,154
Unrealized depreciation on swap agreements	5,720
Advisory fees payable	12,533
Management services fees payable	1,671
Administration fees payable	1,695
Administrative services fees payable	8,084
Distribution fees payable	8,785
Trustee fees payable	8
Transfer agency fees payable	1,382
Fund accounting fees payable	943
Compliance services fees payable	141
Other accrued expenses	11,472
TOTAL LIABILITIES	362,842
NET ASSETS	$22,144,203
NET ASSETS CONSIST OF:
Capital	$7,347,651
Total distributable earnings (loss)	14,796,552
NET ASSETS	$22,144,203
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	421,911
Net Asset Value (offering and redemption price per share)	$52.49
(a) Includes securities on loan valued at:	$280,922

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$31,567
Interest	1,652
Income from securities lending	15
TOTAL INVESTMENT INCOME	33,234
EXPENSES:
Advisory fees	64,205
Management services fees	8,561
Administration fees	8,028
Transfer agency fees	6,554
Administrative services fees	22,024
Distribution fees	21,402
Custody fees	1,263
Fund accounting fees	4,546
Trustee fees	255
Compliance services fees	141
Other fees	10,545
Total Gross Expenses before reductions	147,524
Expenses reduced and reimbursed by the Advisor	(3,705)
TOTAL NET EXPENSES	143,819
NET INVESTMENT INCOME (LOSS)	(110,585)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,629,990
Net realized gains (losses) on swap agreements	21,178
Change in net unrealized appreciation/depreciation on investment securities	1,947,795
Change in net unrealized appreciation/depreciation on swap agreements	(4,969)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,593,994
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,483,409

See accompanying notes to financial statements.

104  :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(110,585)	$(240,881)
Net realized gains (losses) on investments	1,651,168	3,393,226
Change in net unrealized appreciation/depreciation on investments	1,942,826	(193,427)
Change in net assets resulting from operations	3,483,409	2,958,918
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(491,896)
Change in net assets resulting from distributions	—	(491,896)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,634,382	33,569,114
Distributions reinvested	—	491,896
Value of shares redeemed	(12,567,008)	(37,851,719)
Change in net assets resulting from capital transactions	2,067,374	(3,790,709)
Change in net assets	5,550,783	(1,323,687)
NET ASSETS:
Beginning of period	16,593,420	17,917,107
End of period	$22,144,203	$16,593,420
SHARE TRANSACTIONS:
Issued	317,112	761,465	(a)
Reinvested	—	11,504	(a)
Redeemed	(280,226)	(867,050	)(a)
Change in shares	36,886	(94,081)

(a)  As described in Note 8, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Internet :: 105

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019(a)		Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$43.10	$37.40		$37.12	$27.28	$27.49	$25.83
Investment Activities:
Net investment income (loss)(b)	(0.29)	(0.54)		(0.59)	(0.47)	(0.40)	(0.38)
Net realized and unrealized gains (losses) on investments	9.68	7.27		2.80	10.31	1.93	5.26
Total income (loss) from investment activities	9.39	6.73		2.21	9.84	1.53	4.88
Distributions to Shareholders From:
Net realized gains on investments	—	(1.03)		(1.93)	—	(1.74)	(3.22)
Net Asset Value, End of Period	$52.49	$43.10		$37.40	$37.12	$27.28	$27.49
Total Return(c)	21.79%	18.03%		4.93%	36.05%	5.53%	20.35%
Ratios to Average Net Assets:
Gross expenses(d)	1.72%	1.69%		1.64%	1.64%	1.68%	1.68%
Net expenses(d)	1.68%	1.69	%(e)	1.64%	1.64%	1.68%	1.68%
Net investment income (loss)(d)	(1.29)%	(1.24)%		(1.39)%	(1.43)%	(1.52)%	(1.44)%
Supplemental Data:
Net assets, end of period (000's)	$22,144	$16,593		$17,917	$16,656	$12,356	$20,560
Portfolio turnover rate(c)(f)	61%	163%		138%	116%	113%	157%

(a)	As described in Note 8, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

106 :: ProFund VP Japan :: Financial Statements

Investment Objective: The ProFund VP Japan seeks investment results that, before fees and expenses, correspond to the performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	98%
Swap Agreements	1%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	19%
Industrials	19%
Information Technology	17%
Health Care	16%
Communication Services	10%
Consumer Staples	9%
Materials	6%
Financials	2%
Real Estate	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (92.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $6,516,005	$6,516,000	$6,516,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,516,000)		6,516,000
TOTAL INVESTMENT SECURITIES (Cost $6,516,000)—92.6%		6,516,000
Net other assets (liabilities)—7.4%		517,006
NET ASSETS—100.0%		$7,033,006

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	62	9/11/20	$6,923,850	$(263,828)

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	7/27/20	1.37%	$78,187	$(167)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 107

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$6,516,000
Repurchase agreements, at value	6,516,000
Total Investment Securities, at value	6,516,000
Cash	726
Segregated cash balances for futures contracts with brokers	545,600
Interest receivable	5
Receivable for capital shares issued	1,655
Receivable from insurance companies	4,134
Prepaid expenses	127
TOTAL ASSETS	7,068,247
LIABILITIES:
Payable for capital shares redeemed	459
Unrealized depreciation on swap agreements	167
Variation margin on futures contracts	15,500
Advisory fees payable	3,934
Management services fees payable	525
Administration fees payable	573
Administrative services fees payable	2,672
Distribution fees payable	2,469
Transfer agency fees payable	467
Fund accounting fees payable	315
Compliance services fees payable	52
Other accrued expenses	8,108
TOTAL LIABILITIES	35,241
NET ASSETS	$7,033,006
NET ASSETS CONSIST OF:
Capital	$7,860,613
Total distributable earnings (loss)	(827,607)
NET ASSETS	$7,033,006
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	135,122
Net Asset Value (offering and redemption price per share)	$52.05

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$22,375
EXPENSES:
Advisory fees	25,839
Management services fees	3,445
Administration fees	3,271
Transfer agency fees	2,586
Administrative services fees	10,174
Distribution fees	8,613
Custody fees	496
Fund accounting fees	1,780
Trustee fees	102
Compliance services fees	52
Other fees	4,745
Total Gross Expenses before reductions	61,103
Expenses reduced and reimbursed by the Advisor	(3,224)
TOTAL NET EXPENSES	57,879
NET INVESTMENT INCOME (LOSS)	(35,504)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(259,193)
Net realized gains (losses) on swap agreements	5,889
Change in net unrealized appreciation/depreciation on futures contracts	(277,426)
Change in net unrealized appreciation/depreciation on swap agreements	(167)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(530,897)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(566,401)

See accompanying notes to financial statements.

108 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(35,504)	$18,886
Net realized gains (losses) on investments	(253,304)	793,232
Change in net unrealized appreciation/depreciation on investments	(277,593)	621,320
Change in net assets resulting from operations	(566,401)	1,433,438
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(9,941)
Change in net assets resulting from distributions	—	(9,941)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,732,862	15,089,180
Distributions reinvested	—	9,941
Value of shares redeemed	(7,452,065)	(15,809,594)
Change in net assets resulting from capital transactions	(1,719,203)	(710,473)
Change in net assets	(2,285,604)	713,024
NET ASSETS:
Beginning of period	9,318,610	8,605,586
End of period	$7,033,006	$9,318,610
SHARE TRANSACTIONS:
Issued	111,608	292,924
Reinvested	—	206
Redeemed	(145,717)	(311,178)
Change in shares	(34,109)	(18,048)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Japan :: 109

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$55.06	$45.95		$52.00		$43.90	$43.71	$41.33

Investment Activities:
Net investment income (loss)(b)	(0.26)	0.12		0.05		(0.41)	(0.56)	(0.76)
Net realized and unrealized gains (losses) on investments	(2.75)	9.06		(6.10)		8.51	0.75	3.14
Total income (loss) from investment activities	(3.01)	9.18		(6.05)		8.10	0.19	2.38

Distributions to Shareholders From:
Net investment income	—	(0.07)		—		—	—	—

Net Asset Value, End of Period	$52.05	$55.06		$45.95		$52.00	$43.90	$43.71

Total Return(c)	(5.47)%	20.00%		(11.63	)%(d)	18.45%	0.41%	5.81%

Ratios to Average Net Assets:
Gross expenses(e)	1.77%	1.74%		1.63%		1.71%	1.69%	1.68%
Net expenses(e)	1.68%	1.74	%(f)	1.56	%(d)	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(1.03)%	0.23%		0.09	%(d)	(0.89)%	(1.44)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$7,033	$9,319		$8,606		$12,840	$11,563	$17,017
Portfolio turnover rate(g)	—	—		—		—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.63% and 0.02%, respectively, and the total return would have been (11.71)%.
(e)	Annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

110 :: ProFund VP Large-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500® Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	10.6%
Apple, Inc.	10.2%
Amazon.com, Inc.	4.9%
Alphabet, Inc.	4.6%
Facebook, Inc.	3.7%

S&P 500® Growth Index – Composition

% of Index
Information Technology	39%
Consumer Discretionary	15%
Communication Services	13%
Health Care	11%
Industrials	7%
Financials	4%
Consumer Staples	4%
Real Estate	3%
Materials	2%
Energy	1%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	1,952	$178,472
AbbVie, Inc. (Biotechnology)	1,776	174,367
ABIOMED, Inc.* (Health Care Equipment & Supplies)	47	11,353
Accenture PLC—Class A (IT Services)	764	164,046
Adobe, Inc.* (Software)	916	398,744
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,227	117,162
Agilent Technologies, Inc. (Life Sciences Tools & Services)	335	29,604
Air Products & Chemicals, Inc. (Chemicals)	419	101,172
Akamai Technologies, Inc.* (IT Services)	222	23,774
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	130	21,093
Alexion Pharmaceuticals, Inc.* (Biotechnology)	242	27,162
Align Technology, Inc.* (Health Care Equipment & Supplies)	136	37,324
Allegion PLC (Building Products)	176	17,991
Alphabet, Inc.*—Class A (Interactive Media & Services)	330	467,957
Alphabet, Inc.*—Class C (Interactive Media & Services)	565	798,690
Altria Group, Inc. (Tobacco)	1,379	54,126
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	492	1,357,339
American Express Co. (Consumer Finance)	751	71,494
American Tower Corp. (Equity Real Estate Investment Trusts)	843	217,949
American Water Works Co., Inc. (Water Utilities)	172	22,130
Ameriprise Financial, Inc. (Capital Markets)	151	22,656
AMETEK, Inc. (Electrical Equipment)	435	38,876
Amgen, Inc. (Biotechnology)	660	155,668
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	563	53,940
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	700	85,848
ANSYS, Inc.* (Software)	163	47,552
Aon PLC (Insurance)	276	53,158
Apache Corp. (Oil, Gas & Consumable Fuels)	446	6,021
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,748	2,826,470
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,743	105,364
Arista Networks, Inc.* (Communications Equipment)	102	21,423
Arthur J. Gallagher & Co. (Insurance)	184	17,938
Autodesk, Inc.* (Software)	417	99,742
Automatic Data Processing, Inc. (IT Services)	508	75,636
AutoZone, Inc.* (Specialty Retail)	45	50,765
Avery Dennison Corp. (Containers & Packaging)	113	12,892
Ball Corp. (Containers & Packaging)	441	30,645
Baxter International, Inc. (Health Care Equipment & Supplies)	434	37,367
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	31	13,996
BlackRock, Inc.—Class A (Capital Markets)	150	81,614
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	78	124,203
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	121	10,936
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,604	56,316
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,366	139,121
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	761	240,179
Broadridge Financial Solutions, Inc. (IT Services)	153	19,307

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 111

Common Stocks, continued

	Shares	Value
Brown-Forman Corp.—Class B (Beverages)	347	$22,090
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	477	8,195
Cadence Design Systems, Inc.* (Software)	531	50,955
Campbell Soup Co. (Food Products)	140	6,948
CarMax, Inc.* (Specialty Retail)	311	27,850
Carrier Global Corp. (Building Products)	820	18,220
Caterpillar, Inc. (Machinery)	606	76,660
CBOE Global Markets, Inc. (Capital Markets)	209	19,496
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	637	28,805
CDW Corp. (Electronic Equipment, Instruments & Components)	271	31,485
Celanese Corp.—Series A (Chemicals)	224	19,340
Cerner Corp. (Health Care Technology)	365	25,021
Charter Communications, Inc.*—Class A (Media)	287	146,381
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	49	51,566
Church & Dwight Co., Inc. (Household Products)	252	19,480
Cincinnati Financial Corp. (Insurance)	132	8,452
Cintas Corp. (Commercial Services & Supplies)	159	42,351
Citrix Systems, Inc. (Software)	116	17,158
CME Group, Inc. (Capital Markets)	348	56,564
Colgate-Palmolive Co. (Household Products)	734	53,773
Comcast Corp.—Class A (Media)	4,853	189,170
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,040	85,720
Copart, Inc.* (Commercial Services & Supplies)	394	32,808
Corning, Inc. (Electronic Equipment, Instruments & Components)	680	17,612
Costco Wholesale Corp. (Food & Staples Retailing)	496	150,393
Coty, Inc.—Class A (Personal Products)	274	1,225
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	460	76,981
CSX Corp. (Road & Rail)	727	50,701
Cummins, Inc. (Machinery)	177	30,667
D.R. Horton, Inc. (Household Durables)	628	34,822
Danaher Corp. (Health Care Equipment & Supplies)	766	135,452
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	114	8,638
Deere & Co. (Machinery)	351	55,160
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	221	9,737
DexCom, Inc.* (Health Care Equipment & Supplies)	176	71,350
Discover Financial Services (Consumer Finance)	362	18,133
Dollar General Corp. (Multiline Retail)	479	91,254
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	75	27,708
Dover Corp. (Machinery)	161	15,546
Dow, Inc. (Chemicals)	1,409	57,431
Duke Realty Corp. (Equity Real Estate Investment Trusts)	414	14,651
eBay, Inc. (Internet & Direct Marketing Retail)	1,256	65,877
Ecolab, Inc. (Chemicals)	239	47,549
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,179	81,481
Electronic Arts, Inc.* (Entertainment)	291	38,427
Eli Lilly & Co. (Pharmaceuticals)	881	144,643
Emerson Electric Co. (Electrical Equipment)	612	37,962
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	554	28,066
Equifax, Inc. (Professional Services)	138	23,719
Equinix, Inc. (Equity Real Estate Investment Trusts)	169	118,689
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	61	13,979
Expeditors International of Washington, Inc. (Air Freight & Logistics)	163	12,395
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	141	13,024
Facebook, Inc.*—Class A (Interactive Media & Services)	4,574	1,038,618
Fastenal Co. (Trading Companies & Distributors)	762	32,645
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	55	4,687
First Republic Bank (Banks)	159	16,852
Fiserv, Inc.* (IT Services)	1,068	104,258
FleetCor Technologies, Inc.* (IT Services)	158	39,742
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	121	4,909
FMC Corp. (Chemicals)	246	24,507
Fortinet, Inc.* (Software)	256	35,141
Fortune Brands Home & Security, Inc. (Building Products)	267	17,069
Freeport-McMoRan, Inc. (Metals & Mining)	1,519	17,575
Garmin, Ltd. (Household Durables)	276	26,910
Gartner, Inc.* (IT Services)	170	20,626
Global Payments, Inc. (IT Services)	278	47,154
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	482	13,284
Hess Corp. (Oil, Gas & Consumable Fuels)	498	25,801
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	526	38,635
Hologic, Inc.* (Health Care Equipment & Supplies)	266	15,162
Honeywell International, Inc. (Industrial Conglomerates)	612	88,489
Howmet Aerospace, Inc.* (Aerospace & Defense)	366	5,801
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	45	7,852
IDEX Corp.(a) (Machinery)	82	12,959
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	161	53,156
IHS Markit, Ltd. (Professional Services)	553	41,752
Illinois Tool Works, Inc. (Machinery)	333	58,225
Illumina, Inc.* (Life Sciences Tools & Services)	168	62,219
Incyte Corp.* (Biotechnology)	344	35,766
Ingersoll Rand, Inc.* (Machinery)	480	13,498
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,590	274,620
Intercontinental Exchange, Inc. (Capital Markets)	573	52,487
Intuit, Inc. (Software)	497	147,206
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	221	125,932
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	35	5,614
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	233	33,058
J.B. Hunt Transport Services, Inc. (Road & Rail)	95	11,432
Jack Henry & Associates, Inc. (IT Services)	76	13,986
Johnson & Johnson (Pharmaceuticals)	2,104	295,885
JPMorgan Chase & Co. (Banks)	2,782	261,676
Kansas City Southern Industries, Inc. (Road & Rail)	181	27,021

See accompanying notes to financial statements.

112 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	355	$35,777
Kimberly-Clark Corp. (Household Products)	318	44,949
KLA Corp. (Semiconductors & Semiconductor Equipment)	294	57,177
L3Harris Technologies, Inc. (Aerospace & Defense)	412	69,904
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	276	89,275
Lamb Weston Holding, Inc. (Food Products)	152	9,717
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	364	16,577
Leggett & Platt, Inc. (Household Durables)	166	5,835
Leidos Holdings, Inc. (IT Services)	128	11,990
Linde PLC (Chemicals)	709	150,386
Live Nation Entertainment, Inc.* (Entertainment)	182	8,068
LKQ Corp.* (Distributors)	301	7,886
Lockheed Martin Corp. (Aerospace & Defense)	469	171,148
Lowe's Cos., Inc. (Specialty Retail)	949	128,229
MarketAxess Holdings, Inc. (Capital Markets)	73	36,567
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	511	43,836
Marsh & McLennan Cos., Inc. (Insurance)	591	63,455
Martin Marietta Materials, Inc. (Construction Materials)	118	24,375
Masco Corp. (Building Products)	503	25,256
MasterCard, Inc.—Class A (IT Services)	1,681	497,072
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	224	13,577
McCormick & Co., Inc. (Food Products)	120	21,529
McDonald's Corp. (Hotels, Restaurants & Leisure)	622	114,740
Merck & Co., Inc. (Pharmaceuticals)	2,641	204,229
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	29	23,361
MGM Resorts International (Hotels, Restaurants & Leisure)	573	9,626
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	467	49,180
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,116	109,016
Microsoft Corp. (Software)	14,423	2,935,224
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	98	11,238
Monster Beverage Corp.* (Beverages)	476	32,996
Moody's Corp. (Capital Markets)	308	84,617
Motorola Solutions, Inc. (Communications Equipment)	324	45,402
MSCI, Inc.—Class A (Capital Markets)	162	54,079
Nasdaq, Inc. (Capital Markets)	103	12,305
National Oilwell Varco, Inc. (Energy Equipment & Services)	230	2,818
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	194	8,608
Netflix, Inc.* (Entertainment)	836	380,413
NextEra Energy, Inc. (Electric Utilities)	494	118,643
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,581	155,017
Norfolk Southern Corp. (Road & Rail)	263	46,175
Northrop Grumman Corp. (Aerospace & Defense)	294	90,387
NortonLifelock, Inc. (Software)	640	12,691
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	465	15,140
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,170	444,495
NVR, Inc.* (Household Durables)	6	19,553
Old Dominion Freight Line, Inc. (Road & Rail)	180	30,526
Oracle Corp. (Software)	2,376	131,322
O'Reilly Automotive, Inc.* (Specialty Retail)	140	59,034
Otis Worldwide Corp. (Machinery)	412	23,426
PACCAR, Inc. (Machinery)	658	49,251
Parker-Hannifin Corp. (Machinery)	135	24,741
Paychex, Inc. (IT Services)	407	30,830
Paycom Software, Inc.* (Software)	92	28,495
PayPal Holdings, Inc.* (IT Services)	2,233	389,056
PepsiCo, Inc. (Beverages)	1,267	167,574
PerkinElmer, Inc. (Life Sciences Tools & Services)	121	11,869
Philip Morris International, Inc. (Tobacco)	1,302	91,218
Phillips 66 (Oil, Gas & Consumable Fuels)	416	29,910
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	194	18,954
PPG Industries, Inc. (Chemicals)	230	24,394
Prologis, Inc. (Equity Real Estate Investment Trusts)	801	74,757
Public Storage (Equity Real Estate Investment Trusts)	126	24,178
PulteGroup, Inc. (Household Durables)	480	16,334
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	218	24,096
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,140	195,189
Quanta Services, Inc. (Construction & Engineering)	119	4,668
Raytheon Technologies Corp. (Aerospace & Defense)	1,482	91,322
Realty Income Corp. (Equity Real Estate Investment Trusts)	293	17,434
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	129	80,451
Republic Services, Inc.—Class A (Commercial Services & Supplies)	184	15,097
ResMed, Inc. (Health Care Equipment & Supplies)	275	52,800
Rockwell Automation, Inc. (Electrical Equipment)	126	26,838
Rollins, Inc. (Commercial Services & Supplies)	126	5,341
Roper Technologies, Inc. (Industrial Conglomerates)	197	76,487
Ross Stores, Inc. (Specialty Retail)	677	57,707
S&P Global, Inc. (Capital Markets)	457	150,572
Salesforce.com, Inc.* (Software)	1,715	321,271
SBA Communications Corp. (Equity Real Estate Investment Trusts)	213	63,457
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	257	12,441
Sempra Energy (Multi-Utilities)	250	29,308
ServiceNow, Inc.* (Software)	363	147,037
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	232	15,864
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	184	23,526

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 113

Common Stocks, continued

	Shares	Value
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,223	$163,590
STERIS PLC (Health Care Equipment & Supplies)	87	13,349
Stryker Corp. (Health Care Equipment & Supplies)	405	72,977
SVB Financial Group* (Banks)	61	13,147
Synchrony Financial (Consumer Finance)	1,022	22,648
Synopsys, Inc.* (Software)	287	55,965
Sysco Corp. (Food & Staples Retailing)	434	23,722
T. Rowe Price Group, Inc. (Capital Markets)	320	39,520
Take-Two Interactive Software, Inc.* (Entertainment)	217	30,287
Target Corp. (Multiline Retail)	607	72,798
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	314	25,607
Teledyne Technologies, Inc.* (Aerospace & Defense)	72	22,388
Teleflex, Inc. (Health Care Equipment & Supplies)	89	32,394
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,082	137,382
The Boeing Co. (Aerospace & Defense)	448	82,118
The Charles Schwab Corp. (Capital Markets)	1,591	53,680
The Coca-Cola Co. (Beverages)	2,941	131,404
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	53	15,033
The Estee Lauder Co., Inc. (Personal Products)	427	80,566
The Hershey Co. (Food Products)	188	24,369
The Home Depot, Inc. (Specialty Retail)	1,453	363,992
The Procter & Gamble Co. (Household Products)	2,731	326,545
The Progressive Corp. (Insurance)	680	54,475
The Sherwin-Williams Co. (Chemicals)	153	88,411
The TJX Cos., Inc. (Specialty Retail)	2,278	115,176
The Walt Disney Co. (Entertainment)	2,095	233,613
The Western Union Co. (IT Services)	782	16,907
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	750	271,754
Tiffany & Co. (Specialty Retail)	209	25,485
Tractor Supply Co. (Specialty Retail)	107	14,102
Trane Technologies PLC (Building Products)	281	25,003
TransDigm Group, Inc. (Aerospace & Defense)	96	42,437
Tyler Technologies, Inc.* (Software)	77	26,710
Tyson Foods, Inc.—Class A (Food Products)	269	16,062
UDR, Inc. (Equity Real Estate Investment Trusts)	264	9,868
Ulta Beauty, Inc.* (Specialty Retail)	58	11,798
Union Pacific Corp. (Road & Rail)	800	135,257
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	602	66,930
United Rentals, Inc.* (Trading Companies & Distributors)	137	20,418
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	96	11,762
VeriSign, Inc.* (IT Services)	103	21,303
Verisk Analytics, Inc.—Class A (Professional Services)	213	36,253
Vertex Pharmaceuticals, Inc.* (Biotechnology)	494	143,413
VF Corp. (Textiles, Apparel & Luxury Goods)	322	19,623
Visa, Inc.—Class A (IT Services)	3,208	619,690
Vulcan Materials Co. (Construction Materials)	253	29,310
Waste Management, Inc. (Commercial Services & Supplies)	428	45,330
Waters Corp.* (Life Sciences Tools & Services)	74	13,350
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	139	31,577
Willis Towers Watson PLC (Insurance)	118	23,240
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	185	13,781
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	350	5,352
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	287	28,238
Xylem, Inc. (Machinery)	201	13,057
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	573	49,799
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	101	25,851
Zoetis, Inc. (Pharmaceuticals)	903	123,747
TOTAL COMMON STOCKS (Cost $13,879,251)		27,785,427

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $25,000	$25,000	$25,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,000)		25,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	438	$438
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	5	5
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	2,402	2,402
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,845)		2,845
TOTAL INVESTMENT SECURITIES (Cost $13,907,096)—100.1%		27,813,272
Net other assets (liabilities)—(0.1)%		(19,778)
NET ASSETS—100.0%		$27,793,494

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $2,845.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

See accompanying notes to financial statements.

114 :: ProFund VP Large-Cap Growth :: Financial Statements

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$583,357	2.0%
Air Freight & Logistics	79,325	0.3%
Banks	291,675	1.0%
Beverages	354,064	1.3%
Biotechnology	616,827	2.2%
Building Products	103,539	0.4%
Capital Markets	664,157	2.4%
Chemicals	513,190	1.8%
Commercial Services & Supplies	140,927	0.5%
Communications Equipment	66,825	0.2%
Construction & Engineering	4,668	NM
Construction Materials	53,685	0.2%
Consumer Finance	112,275	0.4%
Containers & Packaging	43,537	0.2%
Distributors	7,886	NM
Electric Utilities	118,643	0.4%
Electrical Equipment	103,676	0.4%
Electronic Equipment, Instruments & Components	200,795	0.7%
Energy Equipment & Services	2,818	NM
Entertainment	690,808	2.5%
Equity Real Estate Investment Trusts	722,069	2.6%
Food & Staples Retailing	174,115	0.6%
Food Products	78,625	0.3%
Health Care Equipment & Supplies	1,042,994	3.7%
Health Care Technology	25,021	0.1%
Hotels, Restaurants & Leisure	538,496	1.9%
Household Durables	103,454	0.4%
Household Products	444,747	1.6%
Independent Power and Renewable Electricity Producers	15,140	0.1%
Industrial Conglomerates	164,976	0.6%
Insurance	220,718	0.8%
Interactive Media & Services	2,305,265	8.3%
Internet & Direct Marketing Retail	1,547,419	5.6%
IT Services	2,095,377	7.5%
Life Sciences Tools & Services	459,211	1.7%
Machinery	373,190	1.3%
Media	335,551	1.2%
Metals & Mining	17,575	0.1%
Multiline Retail	164,052	0.6%
Multi-Utilities	29,308	0.1%
Oil, Gas & Consumable Fuels	202,667	0.7%
Personal Products	81,791	0.3%
Pharmaceuticals	907,625	3.3%
Professional Services	101,724	0.4%
Real Estate Management & Development	28,805	0.1%
Road & Rail	301,112	1.1%
Semiconductors & Semiconductor Equipment	1,994,324	7.2%
Software	4,455,213	16.1%
Specialty Retail	854,138	3.1%
Technology Hardware, Storage & Peripherals	2,852,871	10.3%
Textiles, Apparel & Luxury Goods	174,640	0.6%
Tobacco	145,344	0.5%
Trading Companies & Distributors	53,063	0.2%
Water Utilities	22,130	0.1%
Other**	8,067	NM
Total	$27,793,494	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 115

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$13,907,096
Securities, at value(a)	27,788,272
Repurchase agreements, at value	25,000
Total Investment Securities, at value	27,813,272
Cash	858
Dividends and interest receivable	13,431
Receivable for investments sold	352,359
Prepaid expenses	1,523
TOTAL ASSETS	28,181,443
LIABILITIES:
Payable for capital shares redeemed	328,004
Payable for collateral for securities loaned	2,845
Advisory fees payable	14,965
Management services fees payable	1,995
Administration fees payable	2,136
Administrative services fees payable	9,073
Distribution fees payable	8,822
Trustee fees payable	9
Transfer agency fees payable	1,742
Fund accounting fees payable	1,248
Compliance services fees payable	186
Other accrued expenses	16,924
TOTAL LIABILITIES	387,949
NET ASSETS	$27,793,494
NET ASSETS CONSIST OF:
Capital	$10,699,323
Total distributable earnings (loss)	17,094,171
NET ASSETS	$27,793,494
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	403,619
Net Asset Value (offering and redemption price per share)	$68.86
(a) Includes securities on loan valued at:	$2,845

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$172,876
Interest	149
Income from securities lending	25
TOTAL INVESTMENT INCOME	173,050
EXPENSES:
Advisory fees	94,878
Management services fees	12,650
Administration fees	11,650
Transfer agency fees	9,420
Administrative services fees	36,512
Distribution fees	31,626
Custody fees	2,140
Fund accounting fees	6,875
Trustee fees	374
Compliance services fees	186
Other fees	14,917
Total Gross Expenses before reductions	221,228
Expenses reduced and reimbursed by the Advisor	(8,703)
TOTAL NET EXPENSES	212,525
NET INVESTMENT INCOME (LOSS)	(39,475)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,293,506
Change in net unrealized appreciation/depreciation on investment securities	219,976
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,513,482
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,474,007

See accompanying notes to financial statements.

116 :: ProFund VP Large-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(39,475)	$(38,134)
Net realized gains (losses) on investments	1,293,506	3,419,160
Change in net unrealized appreciation/depreciation on investments	219,976	3,035,979
Change in net assets resulting from operations	1,474,007	6,417,005
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(6,298,722)
Change in net assets resulting from distributions	—	(6,298,722)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,626,299	35,112,167
Distributions reinvested	—	6,298,722
Value of shares redeemed	(27,247,556)	(37,409,678)
Change in net assets resulting from capital transactions	(2,621,257)	4,001,211
Change in net assets	(1,147,250)	4,119,494
NET ASSETS:
Beginning of period	28,940,744	24,821,250
End of period	$27,793,494	$28,940,744
SHARE TRANSACTIONS:
Issued	387,472	522,577
Reinvested	—	107,579
Redeemed	(433,610)	(562,150)
Change in shares	(46,138)	68,006

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 117

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$64.35	$65.02	$69.22	$57.48	$59.38	$57.23

Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.10)	(0.22)	(0.04)	(0.06)	0.03
Net realized and unrealized gains (losses) on investments	4.61	17.13	(0.74)	14.41	3.07	2.12
Total income (loss) from investment activities	4.51	17.03	(0.96)	14.37	3.01	2.15

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.03)	—
Net realized gains on investments	—	(17.70)	(3.24)	(2.63)	(4.88)	—
Total distributions	—	(17.70)	(3.24)	(2.63)	(4.91)	—

Net Asset Value, End of Period	$68.86	$64.35	$65.02	$69.22	$57.48	$59.38

Total Return(b)	7.01%	28.89%	(1.86)%	25.29%	5.01%	3.76%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.73%	1.69%	1.68%	1.68%	1.68%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.31)%	(0.14)%	(0.30)%	(0.07)%	(0.10)%	0.05%

Supplemental Data:
Net assets, end of period (000's)	$27,793	$28,941	$24,821	$34,398	$26,012	$35,086
Portfolio turnover rate(b)(d)	77%	136%	149%	154%	150%	141%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

118 :: ProFund VP Large-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500® Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.4%
UnitedHealth Group, Inc.	2.7%
Verizon Communications, Inc.	2.2%
AT&T, Inc.	2.1%
Johnson & Johnson	2.1%

S&P 500® Value Index – Composition

% of Index
Health Care	20%
Financials	18%
Consumer Staples	11%
Industrials	10%
Information Technology	9%
Communication Services	8%
Utilities	7%
Energy	6%
Consumer Discretionary	5%
Real Estate	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	654	$102,017
A.O. Smith Corp. (Building Products)	154	7,256
Abbott Laboratories (Health Care Equipment & Supplies)	844	77,167
AbbVie, Inc. (Biotechnology)	942	92,485
ABIOMED, Inc.* (Health Care Equipment & Supplies)	22	5,314
Accenture PLC—Class A (IT Services)	268	57,545
Activision Blizzard, Inc. (Entertainment)	876	66,488
Advance Auto Parts, Inc. (Specialty Retail)	79	11,254
Aflac, Inc. (Insurance)	816	29,400
Agilent Technologies, Inc. (Life Sciences Tools & Services)	151	13,344
Akamai Technologies, Inc.* (IT Services)	52	5,569
Alaska Air Group, Inc. (Airlines)	139	5,040
Albemarle Corp. (Chemicals)	121	9,342
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	66	10,709
Alexion Pharmaceuticals, Inc.* (Biotechnology)	105	11,785
Alliant Energy Corp. (Electric Utilities)	284	13,587
Altria Group, Inc. (Tobacco)	1,289	50,593
Amcor PLC (Containers & Packaging)	1,790	18,277
Ameren Corp. (Multi-Utilities)	281	19,771
American Airlines Group, Inc.(a) (Airlines)	428	5,594
American Electric Power Co., Inc. (Electric Utilities)	563	44,837
American Express Co. (Consumer Finance)	300	28,560
American International Group, Inc. (Insurance)	979	30,525
American Water Works Co., Inc. (Water Utilities)	103	13,252
Ameriprise Financial, Inc. (Capital Markets)	49	7,352
AmerisourceBergen Corp. (Health Care Providers & Services)	169	17,030
Amgen, Inc. (Biotechnology)	274	64,626
Anthem, Inc. (Health Care Providers & Services)	287	75,475
Aon PLC (Insurance)	97	18,682
Apache Corp. (Oil, Gas & Consumable Fuels)	163	2,201
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	169	6,361
Aptiv PLC (Auto Components)	290	22,597
Archer-Daniels-Midland Co. (Food Products)	631	25,177
Arthur J. Gallagher & Co. (Insurance)	106	10,334
Assurant, Inc. (Insurance)	68	7,024
AT&T, Inc. (Diversified Telecommunication Services)	8,099	244,833
Atmos Energy Corp. (Gas Utilities)	139	13,842
Automatic Data Processing, Inc. (IT Services)	186	27,694
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	160	24,742
Avery Dennison Corp. (Containers & Packaging)	27	3,080
Baker Hughes Co.—Class A (Energy Equipment & Services)	745	11,466
Ball Corp. (Containers & Packaging)	107	7,435
Bank of America Corp. (Banks)	8,876	210,804
Baxter International, Inc. (Health Care Equipment & Supplies)	318	27,380
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	335	80,155
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,210	394,507
Best Buy Co., Inc. (Specialty Retail)	258	22,516
Biogen, Inc.* (Biotechnology)	185	49,497
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	7	3,160
BlackRock, Inc.—Class A (Capital Markets)	86	46,792
BorgWarner, Inc. (Auto Components)	236	8,331

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 119

Common Stocks, continued

	Shares	Value
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	92	$8,315
Boston Scientific Corp.* (Health Care Equipment & Supplies)	666	23,383
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,157	68,032
Broadridge Financial Solutions, Inc. (IT Services)	39	4,921
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	153	12,096
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	168	2,886
Campbell Soup Co. (Food Products)	108	5,360
Capital One Financial Corp. (Consumer Finance)	518	32,422
Cardinal Health, Inc. (Health Care Providers & Services)	332	17,327
Carnival Corp.(a)—Class A (Hotels, Restaurants & Leisure)	539	8,850
Carrier Global Corp. (Building Products)	435	9,666
Caterpillar, Inc. (Machinery)	252	31,877
Centene Corp.* (Health Care Providers & Services)	658	41,816
CenterPoint Energy, Inc. (Multi-Utilities)	619	11,557
CenturyLink, Inc. (Diversified Telecommunication Services)	1,123	11,264
Cerner Corp. (Health Care Technology)	128	8,774
CF Industries Holdings, Inc. (Chemicals)	243	6,838
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,122	189,346
Chubb, Ltd. (Insurance)	513	64,957
Church & Dwight Co., Inc. (Household Products)	129	9,972
Cigna Corp. (Health Care Providers & Services)	419	78,625
Cincinnati Financial Corp. (Insurance)	93	5,955
Cisco Systems, Inc. (Communications Equipment)	4,821	224,852
Citigroup, Inc. (Banks)	2,366	120,902
Citizens Financial Group, Inc. (Banks)	485	12,241
Citrix Systems, Inc. (Software)	63	9,318
CME Group, Inc. (Capital Markets)	200	32,508
CMS Energy Corp. (Multi-Utilities)	325	18,987
Cognizant Technology Solutions Corp.—Class A (IT Services)	614	34,887
Colgate-Palmolive Co. (Household Products)	535	39,194
Comcast Corp.—Class A (Media)	2,278	88,797
Comerica, Inc. (Banks)	158	6,020
Conagra Brands, Inc. (Food Products)	554	19,484
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	224	11,536
Consolidated Edison, Inc. (Multi-Utilities)	380	27,333
Constellation Brands, Inc.—Class A (Beverages)	191	33,415
Corning, Inc. (Electronic Equipment, Instruments & Components)	457	11,836
Corteva, Inc. (Chemicals)	851	22,798
Costco Wholesale Corp. (Food & Staples Retailing)	206	62,461
Coty, Inc.—Class A (Personal Products)	179	800
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	199	33,303
CSX Corp. (Road & Rail)	435	30,337
Cummins, Inc. (Machinery)	62	10,742
CVS Health Corp. (Health Care Providers & Services)	1,486	96,546
Danaher Corp. (Health Care Equipment & Supplies)	257	45,445
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	80	6,062
DaVita, Inc.* (Health Care Providers & Services)	97	7,677
Deere & Co. (Machinery)	146	22,944
Delta Air Lines, Inc. (Airlines)	645	18,092
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	117	5,155
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	435	4,933
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	179	7,486
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	305	43,343
Discover Financial Services (Consumer Finance)	132	6,612
Discovery, Inc.* (Media)	182	3,840
Discovery, Inc.*—Class C (Media)	360	6,934
Dish Network Corp.*—Class A (Media)	292	10,077
Dollar Tree, Inc.* (Multiline Retail)	270	25,023
Dominion Energy, Inc. (Multi-Utilities)	954	77,445
Dover Corp. (Machinery)	67	6,470
DTE Energy Co. (Multi-Utilities)	219	23,543
Duke Energy Corp. (Electric Utilities)	835	66,709
Duke Realty Corp. (Equity Real Estate Investment Trusts)	172	6,087
DuPont de Nemours, Inc. (Chemicals)	834	44,310
DXC Technology Co. (IT Services)	288	4,752
E*TRADE Financial Corp. (Capital Markets)	251	12,482
Eastman Chemical Co. (Chemicals)	154	10,725
Eaton Corp. PLC (Electrical Equipment)	455	39,804
Ecolab, Inc. (Chemicals)	138	27,455
Edison International (Electric Utilities)	430	23,353
Electronic Arts, Inc.* (Entertainment)	154	20,336
Eli Lilly & Co. (Pharmaceuticals)	431	70,762
Emerson Electric Co. (Electrical Equipment)	312	19,353
Entergy Corp. (Electric Utilities)	228	21,389
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	331	16,768
Equifax, Inc. (Professional Services)	55	9,453
Equity Residential (Equity Real Estate Investment Trusts)	398	23,410
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	37	8,479
Everest Re Group, Ltd. (Insurance)	45	9,279
Evergy, Inc. (Electric Utilities)	258	15,297
Eversource Energy (Electric Utilities)	382	31,809
Exelon Corp. (Electric Utilities)	1,108	40,209
Expedia Group, Inc. (Internet & Direct Marketing Retail)	154	12,659
Expeditors International of Washington, Inc. (Air Freight & Logistics)	91	6,920
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	62	5,727
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,806	214,923
F5 Networks, Inc.* (Communications Equipment)	69	9,624

See accompanying notes to financial statements.

120 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares		Value
Fastenal Co. (Trading Companies & Distributors)	195		$8,354
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	46		3,920
FedEx Corp. (Air Freight & Logistics)	273		38,280
Fidelity National Information Services, Inc. (IT Services)	702		94,131
Fifth Third Bancorp (Banks)	809		15,598
First Horizon National Corp. (Banks)	—	(b)	5
First Republic Bank (Banks)	99		10,493
FirstEnergy Corp. (Electric Utilities)	616		23,888
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	77		3,124
Flowserve Corp. (Machinery)	148		4,221
Ford Motor Co. (Automobiles)	4,440		26,995
Fortive Corp. (Machinery)	337		22,801
Fox Corp.—Class A (Media)	389		10,433
Fox Corp.—Class B (Media)	181		4,858
Franklin Resources, Inc. (Capital Markets)	315		6,606
Freeport-McMoRan, Inc. (Metals & Mining)	743		8,597
General Dynamics Corp. (Aerospace & Defense)	264		39,457
General Electric Co. (Industrial Conglomerates)	9,943		67,911
General Mills, Inc. (Food Products)	689		42,477
General Motors Co. (Automobiles)	1,432		36,230
Genuine Parts Co. (Distributors)	164		14,262
Gilead Sciences, Inc. (Biotechnology)	1,425		109,639
Global Payments, Inc. (IT Services)	173		29,344
Globe Life, Inc. (Insurance)	111		8,240
H&R Block, Inc. (Diversified Consumer Services)	219		3,127
Halliburton Co. (Energy Equipment & Services)	997		12,941
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	396		4,471
Hartford Financial Services Group, Inc. (Insurance)	407		15,690
Hasbro, Inc. (Leisure Products)	145		10,868
HCA Healthcare, Inc. (Health Care Providers & Services)	299		29,021
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	324		8,929
Henry Schein, Inc.* (Health Care Providers & Services)	162		9,459
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,460		14,206
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	169		4,935
Hologic, Inc.* (Health Care Equipment & Supplies)	135		7,695
Honeywell International, Inc. (Industrial Conglomerates)	431		62,318
Hormel Foods Corp. (Food Products)	319		15,398
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	801		8,643
Howmet Aerospace, Inc.* (Aerospace & Defense)	218		3,455
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,625		28,324
Humana, Inc. (Health Care Providers & Services)	150		58,163
Huntington Bancshares, Inc. (Banks)	1,153		10,417
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	19		3,315
IDEX Corp. (Machinery)	37		5,847
IHS Markit, Ltd. (Professional Services)	122		9,211
Illinois Tool Works, Inc. (Machinery)	127		22,206
Illumina, Inc.* (Life Sciences Tools & Services)	67		24,813
Ingersoll Rand, Inc.* (Machinery)	106		2,981
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,070		123,848
Intercontinental Exchange, Inc. (Capital Markets)	280		25,648
International Business Machines Corp. (IT Services)	1,009		121,857
International Flavors & Fragrances, Inc. (Chemicals)	121		14,818
International Paper Co. (Containers & Packaging)	447		15,739
Invesco, Ltd. (Capital Markets)	428		4,605
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	20		3,208
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	63		8,938
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	327		8,535
J.B. Hunt Transport Services, Inc. (Road & Rail)	39		4,693
Jack Henry & Associates, Inc. (IT Services)	42		7,729
Jacobs Engineering Group, Inc. (Construction & Engineering)	148		12,550
Johnson & Johnson (Pharmaceuticals)	1,737		244,274
Johnson Controls International PLC (Building Products)	846		28,883
JPMorgan Chase & Co. (Banks)	1,801		169,401
Juniper Networks, Inc. (Communications Equipment)	377		8,618
Kellogg Co. (Food Products)	284		18,761
KeyCorp (Banks)	1,109		13,508
Kimberly-Clark Corp. (Household Products)	197		27,846
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	492		6,317
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,211		33,541
Kohl's Corp. (Multiline Retail)	179		3,718
L Brands, Inc. (Specialty Retail)	265		3,967
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	110		18,272
Lamb Weston Holding, Inc. (Food Products)	75		4,795
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	164		7,469
Leggett & Platt, Inc. (Household Durables)	51		1,793
Leidos Holdings, Inc. (IT Services)	76		7,119
Lennar Corp.—Class A (Household Durables)	312		19,224
Lincoln National Corp. (Insurance)	220		8,094
Linde PLC (Chemicals)	173		36,695
Live Nation Entertainment, Inc.* (Entertainment)	53		2,349
LKQ Corp.* (Distributors)	166		4,349
Loews Corp. (Insurance)	275		9,430
Lowe's Cos., Inc. (Specialty Retail)	292		39,455
LyondellBasell Industries N.V.—Class A (Chemicals)	292		19,190
M&T Bank Corp. (Banks)	146		15,180

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 121

Common Stocks, continued

	Shares		Value
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	898		$5,496
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	739		27,624
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	—	(b)	27
Marsh & McLennan Cos., Inc. (Insurance)	226		24,266
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	170		10,304
McCormick & Co., Inc. (Food Products)	69		12,379
McDonald's Corp. (Hotels, Restaurants & Leisure)	473		87,253
McKesson Corp. (Health Care Providers & Services)	184		28,229
Medtronic PLC (Health Care Equipment & Supplies)	1,524		139,752
Merck & Co., Inc. (Pharmaceuticals)	1,291		99,833
MetLife, Inc. (Insurance)	877		32,028
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	10		8,056
MGM Resorts International (Hotels, Restaurants & Leisure)	219		3,679
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	71		8,142
Mohawk Industries, Inc.* (Household Durables)	68		6,920
Molson Coors Beverage Co.—Class B (Beverages)	214		7,353
Mondelez International, Inc.—Class A (Food Products)	1,623		82,984
Monster Beverage Corp.* (Beverages)	140		9,705
Morgan Stanley (Capital Markets)	1,361		65,737
Mylan N.V.* (Pharmaceuticals)	588		9,455
Nasdaq, Inc. (Capital Markets)	69		8,243
National Oilwell Varco, Inc. (Energy Equipment & Services)	304		3,724
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	136		6,034
Newell Brands, Inc. (Household Durables)	434		6,892
Newmont Corp. (Metals & Mining)	912		56,307
News Corp.—Class A (Media)	442		5,242
News Corp.—Class B (Media)	138		1,649
NextEra Energy, Inc. (Electric Utilities)	261		62,684
Nielsen Holdings PLC (Professional Services)	405		6,018
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	465		45,594
NiSource, Inc. (Multi-Utilities)	435		9,892
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	545		4,883
Norfolk Southern Corp. (Road & Rail)	134		23,526
Northern Trust Corp. (Capital Markets)	236		18,724
NortonLifelock, Inc. (Software)	234		4,640
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	291		4,781
Nucor Corp. (Metals & Mining)	342		14,162
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,023		18,721
Omnicom Group, Inc. (Media)	244		13,322
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	470		15,613
Oracle Corp. (Software)	946		52,286
Otis Worldwide Corp. (Machinery)	217		12,339
Packaging Corp. of America (Containers & Packaging)	108		10,778
Parker-Hannifin Corp. (Machinery)	66		12,096
Paychex, Inc. (IT Services)	120		9,090
Pentair PLC (Machinery)	188		7,142
People's United Financial, Inc. (Banks)	483		5,588
PepsiCo, Inc. (Beverages)	820		108,453
PerkinElmer, Inc. (Life Sciences Tools & Services)	54		5,297
Perrigo Co. PLC (Pharmaceuticals)	155		8,567
Pfizer, Inc. (Pharmaceuticals)	6,314		206,468
Philip Morris International, Inc. (Tobacco)	991		69,430
Phillips 66 (Oil, Gas & Consumable Fuels)	248		17,831
Pinnacle West Capital Corp. (Electric Utilities)	128		9,381
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	71		6,937
PPG Industries, Inc. (Chemicals)	131		13,894
PPL Corp. (Electric Utilities)	874		22,584
Principal Financial Group, Inc. (Insurance)	290		12,047
Prologis, Inc. (Equity Real Estate Investment Trusts)	361		33,692
Prudential Financial, Inc. (Insurance)	449		27,344
Public Service Enterprise Group, Inc. (Multi-Utilities)	575		28,267
Public Storage (Equity Real Estate Investment Trusts)	96		18,421
PVH Corp. (Textiles, Apparel & Luxury Goods)	81		3,892
Quanta Services, Inc. (Construction & Engineering)	86		3,374
Quest Diagnostics, Inc. (Health Care Providers & Services)	152		17,322
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	54		3,916
Raymond James Financial, Inc. (Capital Markets)	139		9,567
Raytheon Technologies Corp. (Aerospace & Defense)	786		48,433
Realty Income Corp. (Equity Real Estate Investment Trusts)	215		12,793
Regency Centers Corp. (Equity Real Estate Investment Trusts)	193		8,857
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	38		23,699
Regions Financial Corp. (Banks)	1,088		12,099
Republic Services, Inc.—Class A (Commercial Services & Supplies)	129		10,584
Robert Half International, Inc. (Professional Services)	130		6,868
Rockwell Automation, Inc. (Electrical Equipment)	57		12,141
Rollins, Inc. (Commercial Services & Supplies)	85		3,603
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	195		9,809
Schlumberger, Ltd. (Energy Equipment & Services)	1,578		29,019
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	103		4,986
Sealed Air Corp. (Containers & Packaging)	177		5,814
Sempra Energy (Multi-Utilities)	183		21,453
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	209		14,291

See accompanying notes to financial statements.

122 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	80	$10,229
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	87	4,288
Snap-on, Inc. (Machinery)	62	8,588
Southwest Airlines Co. (Airlines)	610	20,850
Stanley Black & Decker, Inc. (Machinery)	175	24,391
State Street Corp. (Capital Markets)	400	25,420
STERIS PLC (Health Care Equipment & Supplies)	44	6,751
Stryker Corp. (Health Care Equipment & Supplies)	125	22,524
SVB Financial Group* (Banks)	21	4,526
Sysco Corp. (Food & Staples Retailing)	317	17,327
T. Rowe Price Group, Inc. (Capital Markets)	67	8,275
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	314	4,170
Target Corp. (Multiline Retail)	205	24,586
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	187	15,250
TechnipFMC PLC (Energy Equipment & Services)	478	3,270
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	396	50,280
Textron, Inc. (Aerospace & Defense)	259	8,524
The AES Corp. (Independent Power and Renewable Electricity Producers)	756	10,954
The Allstate Corp. (Insurance)	357	34,625
The Bank of New York Mellon Corp. (Capital Markets)	916	35,403
The Boeing Co. (Aerospace & Defense)	341	62,506
The Charles Schwab Corp. (Capital Markets)	352	11,876
The Clorox Co. (Household Products)	142	31,151
The Coca-Cola Co. (Beverages)	2,636	117,777
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	24	6,807
The Gap, Inc. (Specialty Retail)	242	3,054
The Goldman Sachs Group, Inc. (Capital Markets)	352	69,563
The Hershey Co. (Food Products)	55	7,129
The Home Depot, Inc. (Specialty Retail)	355	88,930
The Interpublic Group of Cos., Inc. (Media)	443	7,602
The JM Smucker Co.—Class A (Food Products)	130	13,755
The Kraft Heinz Co. (Food Products)	708	22,578
The Kroger Co. (Food & Staples Retailing)	894	30,262
The Mosaic Co. (Chemicals)	396	4,954
The PNC Financial Services Group, Inc (Banks)	482	50,711
The Procter & Gamble Co. (Household Products)	1,182	141,331
The Progressive Corp. (Insurance)	259	20,748
The Southern Co. (Electric Utilities)	1,200	62,220
The Travelers Cos., Inc. (Insurance)	287	32,732
The Walt Disney Co. (Entertainment)	801	89,320
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,379	26,229
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	646	67,281
Tractor Supply Co. (Specialty Retail)	67	8,830
Trane Technologies PLC (Building Products)	103	9,165
Truist Financial Corp. (Banks)	1,532	57,527
Twitter, Inc.* (Interactive Media & Services)	892	26,573
Tyson Foods, Inc.—Class A (Food Products)	174	10,390
U.S. Bancorp (Banks)	1,558	57,366
UDR, Inc. (Equity Real Estate Investment Trusts)	178	6,654
Ulta Beauty, Inc.* (Specialty Retail)	29	5,899
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	214	2,084
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	223	1,971
Union Pacific Corp. (Road & Rail)	293	49,538
United Airlines Holdings , Inc.* (Airlines)	287	9,933
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	440	48,919
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,078	317,957
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	88	8,174
Unum Group (Insurance)	231	3,832
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	463	27,234
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	46	5,636
Ventas, Inc. (Equity Real Estate Investment Trusts)	424	15,527
VeriSign, Inc.* (IT Services)	54	11,169
Verisk Analytics, Inc.—Class A (Professional Services)	57	9,702
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,704	259,331
VF Corp. (Textiles, Apparel & Luxury Goods)	170	10,360
ViacomCBS, Inc.—Class B (Media)	614	14,318
Vornado Realty Trust (Equity Real Estate Investment Trusts)	180	6,878
W.R. Berkley Corp. (Insurance)	160	9,166
W.W. Grainger, Inc. (Trading Companies & Distributors)	49	15,394
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	838	35,523
Walmart, Inc. (Food & Staples Retailing)	1,610	192,846
Waste Management, Inc. (Commercial Services & Supplies)	185	19,594
Waters Corp.* (Life Sciences Tools & Services)	27	4,871
WEC Energy Group, Inc. (Multi-Utilities)	359	31,466
Wells Fargo & Co. (Banks)	4,241	108,570
Welltower, Inc. (Equity Real Estate Investment Trusts)	475	24,581
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	341	15,055
Westinghouse Air Brake Technologies Corp. (Machinery)	205	11,802
WestRock Co. (Containers & Packaging)	295	8,337
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	848	19,046
Whirlpool Corp. (Household Durables)	71	9,197
Willis Towers Watson PLC (Insurance)	76	14,968
Xcel Energy, Inc. (Electric Utilities)	597	37,313
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	105	10,331
Xylem, Inc. (Machinery)	84	5,457
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	235	28,050
Zions Bancorp (Banks)	186	6,324
TOTAL COMMON STOCKS (Cost $9,003,213)		11,831,138

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 123

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	2,079	$2,079
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	23	23
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	11,404	11,404
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,506)		13,506
TOTAL INVESTMENT SECURITIES (Cost $9,016,719)—100.7%		11,844,644
Net other assets (liabilities)—(0.7)%		(84,083)
NET ASSETS—100.0%		$11,760,561

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $12,848.
(b)	Number of shares is less than 0.50
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$165,690	1.4%
Air Freight & Logistics	106,215	0.9%
Airlines	59,509	0.5%
Auto Components	30,928	0.3%
Automobiles	63,225	0.5%
Banks	887,280	7.4%
Beverages	276,703	2.4%
Biotechnology	351,731	3.0%
Building Products	54,970	0.5%
Capital Markets	388,801	3.3%
Chemicals	211,019	1.8%
Commercial Services & Supplies	33,781	0.3%
Communications Equipment	243,094	2.1%
Construction & Engineering	15,924	0.1%
Consumer Finance	67,594	0.6%
Containers & Packaging	69,460	0.6%
Distributors	18,611	0.2%
Diversified Consumer Services	3,127	NM
Diversified Financial Services	394,507	3.4%
Diversified Telecommunication Services	515,428	4.4%
Electric Utilities	475,260	4.1%
Electrical Equipment	71,298	0.6%
Electronic Equipment, Instruments & Components	33,418	0.3%
Energy Equipment & Services	60,420	0.5%
Entertainment	178,493	1.5%
Equity Real Estate Investment Trusts	379,990	3.2%
Food & Staples Retailing	338,419	2.9%
Food Products	280,667	2.4%
Gas Utilities	13,842	0.1%
Health Care Equipment & Supplies	481,214	4.1%
Health Care Providers & Services	821,093	6.9%
Health Care Technology	8,774	0.1%
Hotels, Restaurants & Leisure	127,930	1.0%
Household Durables	44,026	0.4%
Household Products	249,494	2.1%
Independent Power and Renewable Electricity Producers	10,954	0.1%
Industrial Conglomerates	232,246	2.0%
Insurance	429,366	3.7%
Interactive Media & Services	26,573	0.2%
Internet & Direct Marketing Retail	12,659	0.1%
IT Services	415,807	3.5%
Leisure Products	10,868	0.1%
Life Sciences Tools & Services	68,479	0.6%
Machinery	211,904	1.8%
Media	167,072	1.4%
Metals & Mining	79,066	0.7%
Multiline Retail	53,327	0.5%
Multi-Utilities	269,714	2.3%
Oil, Gas & Consumable Fuels	639,123	5.4%
Personal Products	800	NM
Pharmaceuticals	707,391	6.0%
Professional Services	41,252	0.4%
Road & Rail	108,094	0.9%
Semiconductors & Semiconductor Equipment	204,992	1.7%
Software	66,244	0.6%
Specialty Retail	183,905	1.5%
Technology Hardware, Storage & Peripherals	68,605	0.6%
Textiles, Apparel & Luxury Goods	76,458	0.7%
Tobacco	120,023	1.0%
Trading Companies & Distributors	23,748	0.2%
Water Utilities	13,252	0.1%
Wireless Telecommunication Services	67,281	0.6%
Other**	(70,577)	(0.6)%
Total	$11,760,561	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

124 :: ProFund VP Large-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$9,016,719
Securities, at value(a)	11,844,644
Total Investment Securities, at value	11,844,644
Dividends receivable	15,129
Receivable for capital shares issued	2,397
Prepaid expenses	799
TOTAL ASSETS	11,862,969
LIABILITIES:
Payable for capital shares redeemed	66
Cash overdraft	61,224
Payable for collateral for securities loaned	13,506
Advisory fees payable	6,023
Management services fees payable	803
Administration fees payable	957
Administrative services fees payable	4,150
Distribution fees payable	3,743
Transfer agency fees payable	781
Fund accounting fees payable	633
Compliance services fees payable	102
Other accrued expenses	10,420
TOTAL LIABILITIES	102,408
NET ASSETS	$11,760,561
NET ASSETS CONSIST OF:
Capital	$10,642,440
Total distributable earnings (loss)	1,118,121
NET ASSETS	$11,760,561
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	294,029
Net Asset Value (offering and redemption price per share)	$40.00
(a) Includes securities on loan valued at:	$12,848

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$223,742
Interest	48
Income from securities lending	257
TOTAL INVESTMENT INCOME	224,047
EXPENSES:
Advisory fees	57,052
Management services fees	7,607
Administration fees	7,028
Transfer agency fees	5,551
Administrative services fees	22,350
Distribution fees	19,018
Custody fees	1,513
Fund accounting fees	4,518
Trustee fees	224
Compliance services fees	102
Other fees	8,826
Total Gross Expenses before reductions	133,789
Expenses reduced and reimbursed by the Advisor	(5,991)
TOTAL NET EXPENSES	127,798
NET INVESTMENT INCOME (LOSS)	96,249
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,353,324)
Change in net unrealized appreciation/depreciation on investment securities	(2,753,598)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,106,922)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,010,673)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 125

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$96,249	$142,662
Net realized gains (losses) on investments	(1,353,324)	1,982,595
Change in net unrealized appreciation/depreciation on investments	(2,753,598)	2,491,774
Change in net assets resulting from operations	(4,010,673)	4,617,031
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,686,095)
Change in net assets resulting from distributions	—	(1,686,095)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,844,962	17,749,163
Distributions reinvested	—	1,686,095
Value of shares redeemed	(15,275,655)	(15,558,111)
Change in net assets resulting from capital transactions	(6,430,693)	3,877,147
Change in net assets	(10,441,366)	6,808,083
NET ASSETS:
Beginning of period	22,201,927	15,393,844
End of period	$11,760,561	$22,201,927
SHARE TRANSACTIONS:
Issued	221,636	396,532
Reinvested	—	40,678
Redeemed	(394,016)	(343,324)
Change in shares	(172,380)	93,886

See accompanying notes to financial statements.

126 :: ProFund VP Large-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$47.60	$41.32	$46.62	$41.52	$36.40	$38.58
Investment Activities:
Net investment income (loss)(a)	0.27	0.37	0.38	0.35	0.38	0.36
Net realized and unrealized gains (losses) on investments	(7.87)	11.15	(5.29)	5.21	5.20	(2.17)
Total income (loss) from investment activities	(7.60)	11.52	(4.91)	5.56	5.58	(1.81)
Distributions to Shareholders From:
Net investment income	—	(0.46)	(0.39)	(0.46)	(0.46)	(0.37)
Net realized gains on investments	—	(4.78)	—	—	—	—
Total distributions	—	(5.24)	(0.39)	(0.46)	(0.46)	(0.37)
Net Asset Value, End of Period	$40.00	$47.60	$41.32	$46.62	$41.52	$36.40
Total Return(b)	(15.97)%	29.77%	(10.63)%	13.43%	15.43%	(4.73)%
Ratios to Average Net Assets:
Gross expenses(c)	1.76%	1.74%	1.70%	1.68%	1.69%	1.70%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.27%	0.81%	0.84%	0.81%	1.01%	0.96%
Supplemental Data:
Net assets, end of period (000's)	$11,761	$22,202	$15,394	$20,450	$25,426	$18,354
Portfolio turnover rate(b)(d)	47%	110%	116%	72%	138%	85%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 127

Investment Objective: The ProFund VP Mid-Cap seeks investment results that before fees and expenses, correspond to the performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	9%
Swap Agreements	90%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® Index – Composition

% of Index
Information Technology	17%
Industrials	16%
Financials	15%
Consumer Discretionary	14%
Health Care	11%
Real Estate	10%
Materials	6%
Utilities	4%
Consumer Staples	4%
Communication Services	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $7,492,006	$7,492,000	$7,492,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,492,000)		7,492,000
TOTAL INVESTMENT SECURITIES (Cost $7,492,000) – 98.0%		7,492,000
Net other assets (liabilities) – 2.0%		153,130
NET ASSETS – 100.0%		$7,645,130

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $2,053,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	4	9/21/20	$711,200	$(28,487)

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/20	1.42%	$1,536,852	$20,061
S&P MidCap 400	UBS AG	7/27/20	1.32%	5,381,939	70,267
				$6,918,791	$90,328

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

1

128 :: ProFund VP Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$7,492,000
Repurchase agreements, at value	7,492,000
Total Investment Securities, at value	7,492,000
Cash	370
Segregated cash balances for futures contracts with brokers	66,000
Interest receivable	6
Unrealized appreciation on swap agreements	90,328
Receivable for capital shares issued	14,519
Variation margin on futures contracts	8,840
Prepaid expenses	589
TOTAL ASSETS	7,672,652
LIABILITIES:
Payable for capital shares redeemed	224
Advisory fees payable	5,501
Management services fees payable	733
Administration fees payable	678
Administrative services fees payable	4,739
Distribution fees payable	4,921
Trustee fees payable	3
Transfer agency fees payable	553
Fund accounting fees payable	373
Compliance services fees payable	61
Other accrued expenses	9,736
TOTAL LIABILITIES	27,522
NET ASSETS	$7,645,130
NET ASSETS CONSIST OF:
Capital	$7,471,956
Total distributable earnings (loss)	173,174
NET ASSETS	$7,645,130
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	371,938
Net Asset Value (offering and redemption price per share)	$20.55

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$29,435
EXPENSES:
Advisory fees	32,350
Management services fees	4,313
Administration fees	4,967
Transfer agency fees	3,949
Administrative services fees	10,359
Distribution fees	10,783
Custody fees	774
Fund accounting fees	2,724
Trustee fees	163
Compliance services fees	61
Other fees	6,215
TOTAL NET EXPENSES	76,658
NET INVESTMENT INCOME (LOSS)	(47,223)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(510,736)
Net realized gains (losses) on swap agreements	(932,694)
Change in net unrealized appreciation/depreciation on futures contracts	(54,374)
Change in net unrealized appreciation/depreciation on swap agreements	88,090
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,409,714)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,456,937)

See accompanying notes to financial statements.

2

Financial Statements :: ProFund VP Mid-Cap :: 129

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(47,223)	$70,768
Net realized gains (losses) on investments	(1,443,430)	2,634,081
Change in net unrealized appreciation/depreciation on investments	33,716	191,874
Change in net assets resulting from operations	(1,456,937)	2,896,723
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(15,907)
Change in net assets resulting from distributions	—	(15,907)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,841,928	20,016,638
Distributions reinvested	—	15,907
Value of shares redeemed	(8,071,819)	(32,620,202)
Change in net assets resulting from capital transactions	(2,229,891)	(12,587,657)
Change in net assets	(3,686,828)	(9,706,841)
NET ASSETS:
Beginning of period	11,331,958	21,038,799
End of period	$7,645,130	$11,331,958
SHARE TRANSACTIONS:
Issued	293,629	878,939
Reinvested	—	727
Redeemed	(396,080)	(1,491,483)
Change in shares	(102,451)	(611,817)

See accompanying notes to financial statements.

3

130 :: ProFund VP Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$23.89		$19.37	$29.47		$34.24	$29.46	$31.48

Investment Activities:
Net investment income (loss)(a)	(0.11)		0.11	0.02		(0.33)	(0.44)	(0.52)
Net realized and unrealized gains (losses) on investments	(3.23)		4.44	(2.56)		4.53	5.77	(0.83)
Total income (loss) from investment activities	(3.34)		4.55	(2.54)		4.20	5.33	(1.35)

Distributions to Shareholders From:
Net investment income	—		(0.03)	—		—	—	—
Net realized gains on investments	—		—	(7.56)		(8.97)	(0.55)	(0.67)
Total distributions	—		(0.03)	(7.56)		(8.97)	(0.55)	(0.67)
Net Asset Value, End of Period	$20.55		$23.89	$19.37		$29.47	$34.24	$29.46
Total Return(b)	(13.98)%		23.53%	(12.86	)%(c)	13.43%	18.19%	(4.45)%

Ratios to Average Net Assets:
Gross expenses(d)	1.78%		1.64%	1.52%		1.66%	1.68%	1.76%
Net expenses(d)	1.78	%(e)	1.64%	1.49	%(c)	1.66%	1.68%	1.68%
Net investment income (loss)(d)	(1.10)%		0.50%	0.08	%(c)	(0.96)%	(1.42)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$7,645		$11,332	$21,039		$38,793	$44,946	$30,118
Portfolio turnover rate(f)	—		—	—		—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.52% and 0.05%, respectively, and the total return would have been (12.94)%.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

4

Financial Statements :: ProFund VP Mid-Cap Growth :: 131

Investment Objective: The ProFund VP Mid-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400® Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Teradyne, Inc.	1.6%
Etsy, Inc.	1.4%
FactSet Research Systems, Inc.	1.4%
Fair Isaac Corp.	1.4%
Catalent, Inc.	1.4%

S&P MidCap 400® Growth Index – Composition

% of Index
Information Technology	20%
Industrials	17%
Consumer Discretionary	16%
Health Care	15%
Financials	9%
Real Estate	9%
Materials	6%
Consumer Staples	3%
Utilities	2%
Communication Services	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	677	$30,736
ACI Worldwide, Inc.* (Software)	2,038	55,006
AGCO Corp. (Machinery)	579	32,111
Alleghany Corp. (Insurance)	126	61,632
Allegheny Technologies, Inc.* (Metals & Mining)	1,090	11,107
Amedisys, Inc.* (Health Care Providers & Services)	569	112,969
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,161	40,589
AptarGroup, Inc. (Containers & Packaging)	677	75,810
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,789	77,267
ASGN, Inc.* (Professional Services)	563	37,541
Axon Enterprise, Inc.* (Aerospace & Defense)	1,103	108,238
Bank of Hawaii Corp. (Banks)	408	25,055
Bio-Techne Corp. (Life Sciences Tools & Services)	672	177,454
Black Hills Corp. (Multi-Utilities)	519	29,407
Blackbaud, Inc. (Software)	873	49,831
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,407	29,406
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,918	37,409
Brown & Brown, Inc. (Insurance)	4,136	168,583
Brunswick Corp. (Leisure Products)	681	43,591
Cable One, Inc. (Media)	93	165,061
Cabot Corp. (Chemicals)	446	16,524
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	511	71,305
CACI International, Inc.*—Class A (IT Services)	441	95,644
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	9,861	119,614
Camden Property Trust (Equity Real Estate Investment Trusts)	942	85,929
Cantel Medical Corp. (Health Care Equipment & Supplies)	365	16,144
Carlisle Cos., Inc. (Industrial Conglomerates)	965	115,482
Carpenter Technology Corp. (Metals & Mining)	462	11,217
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	483	38,978
Casey's General Stores, Inc. (Food & Staples Retailing)	647	96,739
Catalent, Inc.* (Pharmaceuticals)	2,855	209,272
CDK Global, Inc. (Software)	1,303	53,970
Ceridian HCM Holding, Inc.* (Software)	1,071	84,898
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	870	151,685
Chemed Corp. (Health Care Providers & Services)	280	126,299
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	555	43,790
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	617	82,154
Ciena Corp.* (Communications Equipment)	1,674	90,664
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	969	26,638
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,026	63,386
CIT Group, Inc. (Banks)	812	16,833
Clean Harbors, Inc.* (Commercial Services & Supplies)	899	53,922
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,019	180,295
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	426	55,797
Colfax Corp.* (Machinery)	665	18,554

See accompanying notes to financial statements.

132 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	310	$24,980
Commerce Bancshares, Inc. (Banks)	971	57,745
CommVault Systems, Inc.* (Software)	366	14,164
Compass Minerals International, Inc. Metals & Mining)	430	20,963
CoreLogic, Inc. (IT Services)	628	42,214
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	708	85,710
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	906	22,958
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,611	77,886
Curtiss-Wright Corp. (Aerospace & Defense)	535	47,765
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,317	95,813
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	493	96,820
Deluxe Corp. (Commercial Services & Supplies)	330	7,768
Donaldson Co., Inc. (Machinery)	1,419	66,012
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,826	55,985
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,444	94,192
Eagle Materials, Inc. (Construction Materials)	732	51,401
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	687	81,485
Eaton Vance Corp. (Capital Markets)	1,422	54,889
Eldorado Resorts, Inc.*(a) (Hotels, Restaurants & Leisure)	1,463	58,608
EMCOR Group, Inc. (Construction & Engineering)	444	29,366
Encompass Health Corp. (Health Care Providers & Services)	822	50,906
Energizer Holdings, Inc. (Household Products)	1,119	53,141
Enphase Energy, Inc.* (Electrical Equipment)	1,030	48,997
EPR Properties (Equity Real Estate Investment Trusts)	599	19,845
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,945	70,545
Essential Utilities, Inc. (Water Utilities)	2,156	91,069
Etsy, Inc.* (Internet & Direct Marketing Retail)	2,087	221,702
Evercore Partners, Inc.—Class A (Capital Markets)	499	29,401
Exelixis, Inc.* (Biotechnology)	5,391	127,982
FactSet Research Systems, Inc. (Capital Markets)	666	218,762
Fair Isaac Corp.* (Software)	510	213,201
Federated Hermes, Inc.—Class B (Capital Markets)	1,196	28,345
First Financial Bankshares, Inc. (Banks)	1,598	46,166
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,476	56,737
FirstCash, Inc. (Consumer Finance)	474	31,985
Five Below, Inc.* (Specialty Retail)	980	104,772
FTI Consulting, Inc.* (Professional Services)	653	74,801
Generac Holdings, Inc.* (Electrical Equipment)	1,102	134,367
Gentex Corp. (Auto Components)	4,305	110,939
Glacier BanCorp, Inc. (Banks)	920	32,467
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,330	63,454
Graco, Inc. (Machinery)	2,929	140,563
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	692	28,234
GrubHub, Inc.* (Internet & Direct Marketing Retail)	905	63,622
Haemonetics Corp.* (Health Care Equipment & Supplies)	567	50,781
Hawaiian Electric Industries, Inc. (Electric Utilities)	921	33,211
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,091	31,955
HealthEquity, Inc.* (Health Care Providers & Services)	1,256	73,690
Helen of Troy, Ltd.* (Household Durables)	262	49,403
Herman Miller, Inc. (Commercial Services & Supplies)	1,033	24,389
Hexcel Corp. (Aerospace & Defense)	1,468	66,383
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	913	34,082
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	644	70,698
Hubbell, Inc. (Electrical Equipment)	953	119,468
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	970	24,405
ICU Medical, Inc.* (Health Care Equipment & Supplies)	341	62,850
IDACORP, Inc. (Electric Utilities)	399	34,862
Ingevity Corp.* (Chemicals)	724	38,061
Insperity, Inc. (Professional Services)	359	23,238
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,238	58,174
ITT, Inc. (Machinery)	1,017	59,739
j2 Global, Inc.* (Software)	797	50,378
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,411	77,345
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	195	14,448
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	436	45,109
KB Home (Household Durables)	703	21,568
KBR, Inc. (IT Services)	2,502	56,420
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,117	65,568
Kirby Corp.* (Marine)	549	29,404
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,150	89,676
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	926	61,820
Lancaster Colony Corp. (Food Products)	171	26,503
Landstar System, Inc. (Road & Rail)	458	51,438
LendingTree, Inc.* (Thrifts & Mortgage Finance)	136	39,376
Lennox International, Inc. (Building Products)	404	94,128
LHC Group, Inc.* (Health Care Providers & Services)	522	90,995
Life Storage, Inc. (Equity Real Estate Investment Trusts)	503	47,760
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	282	31,542
Lincoln Electric Holdings, Inc. (Machinery)	1,044	87,947
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	269	45,899

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 133

Common Stocks, continued

	Shares	Value
LivaNova PLC* (Health Care Equipment & Supplies)	436	$20,985
LiveRamp Holdings, Inc.* (IT Services)	459	19,494
LogMeIn, Inc. (Software)	549	46,539
Louisiana-Pacific Corp. (Paper & Forest Products)	1,419	36,397
Lumentum Holdings, Inc.* (Communications Equipment)	1,317	107,243
Manhattan Associates, Inc.* (Software)	1,116	105,127
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	643	52,861
Masimo Corp.* (Health Care Equipment & Supplies)	875	199,490
MasTec, Inc.* (Construction & Engineering)	1,024	45,947
MAXIMUS, Inc. (IT Services)	593	41,777
MDU Resources Group, Inc. (Multi-Utilities)	1,480	32,826
MEDNAX, Inc.* (Health Care Providers & Services)	585	10,004
Mercury Systems, Inc.* (Aerospace & Defense)	978	76,929
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	964	109,163
Monolithic Power Systems, Inc. Semiconductors & Semiconductor Equipment)	732	173,484
MSA Safety, Inc. (Commercial Services & Supplies)	402	46,005
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,155	15,939
Murphy USA, Inc.* (Specialty Retail)	483	54,381
National Instruments Corp. (Electronic Equipment, Instruments & Components)	971	37,587
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,662	58,968
NCR Corp.* (Technology Hardware, Storage & Peripherals)	965	16,714
Nektar Therapeutics* (Pharmaceuticals)	1,000	23,160
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,078	41,596
NewMarket Corp. (Chemicals)	83	33,240
Nordson Corp. (Machinery)	902	171,117
NuVasive, Inc.* (Health Care Equipment & Supplies)	586	32,617
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	556	54,293
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,794	53,336
ONE Gas, Inc. (Gas Utilities)	465	35,828
Oshkosh Corp. (Machinery)	706	50,564
Owens Corning (Building Products)	1,005	56,039
Papa John's International, Inc. (Hotels,Restaurants & Leisure)	251	19,932
Paylocity Holding Corp.* (Software)	633	92,348
Penumbra, Inc.* (Health Care Equipment & Supplies)	582	104,073
Perspecta, Inc. (IT Services)	2,399	55,729
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,745	30,572
Pilgrim's Pride Corp.* (Food Products)	582	9,830
PNM Resources, Inc. (Electric Utilities)	700	26,908
Polaris, Inc. (Leisure Products)	1,012	93,660
Pool Corp. (Distributors)	702	190,853
Post Holdings, Inc.* (Food Products)	519	45,475
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	541	20,574
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,119	108,868
Primerica, Inc. (Insurance)	717	83,602
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	352	46,605
PTC, Inc.* (Software)	952	74,056
Qualys, Inc.* (Software)	589	61,268
Quidel Corp.* (Health Care Equipment & Supplies)	672	150,353
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,022	25,335
Reliance Steel & Aluminum Co. (Metals & Mining)	1,119	106,227
RenaissanceRe Holdings, Ltd. (Insurance)	884	151,191
Repligen Corp.* (Biotechnology)	828	102,349
RH* (Specialty Retail)	292	72,679
RLI Corp. (Insurance)	443	36,370
Royal Gold, Inc. (Metals & Mining)	1,153	143,341
RPM International, Inc. (Chemicals)	1,366	102,532
Sabre Corp. (IT Services)	2,324	18,731
Sanderson Farms, Inc. (Food Products)	348	40,330
Science Applications International Corp. (IT Services)	391	30,373
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	963	14,888
SEI Investments Co. (Capital Markets)	2,185	120,131
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	584	30,496
Service Corp. International (Diversified Consumer Services)	1,597	62,106
Silgan Holdings, Inc. (Containers & Packaging)	818	26,495
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	768	77,007
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	691	13,274
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,394	75,124
SLM Corp. (Consumer Finance)	3,296	23,171
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	873	121,155
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	760	26,494
Steel Dynamics, Inc. (Metals & Mining)	1,811	47,249
Stericycle, Inc.* (Commercial Services & Supplies)	707	39,578
Stifel Financial Corp. (Capital Markets)	590	27,984
STORE Capital Corp. (Equity Real Estate Investment Trusts)	3,051	72,644
Strategic Education, Inc. (Diversified Consumer Services)	207	31,806
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	365	21,944
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,099	64,017
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	465	17,558
Tempur Sealy International, Inc.* (Household Durables)	761	54,754

See accompanying notes to financial statements.

134 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Teradata Corp.* (IT Services)	743	$15,454
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,915	246,347
Tetra Tech, Inc. (Commercial Services & Supplies)	950	75,164
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	584	30,701
The Boston Beer Co., Inc.*(a)—Class A (Beverages)	170	91,231
The Brink's Co. (Commercial Services & Supplies)	888	40,413
The Middleby Corp.* (Machinery)	567	44,759
The New York Times Co.—Class A (Media)	1,674	70,358
The Scotts Miracle-Gro Co.—Class A(Chemicals)	693	93,188
The Timken Co. (Machinery)	1,188	54,042
The Toro Co. (Machinery)	1,885	125,051
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,816	39,552
Toll Brothers, Inc. (Household Durables)	1,015	33,079
Tootsie Roll Industries, Inc.(a) (Food Products)	138	4,729
TopBuild Corp.* (Household Durables)	649	73,836
Trex Co., Inc.* (Building Products)	1,017	132,281
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	4,391	189,648
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	745	111,467
Urban Edge Properties (Equity Real Estate Investment Trusts)	894	10,612
Valmont Industries, Inc. (Construction & Engineering)	173	19,656
Valvoline, Inc. (Chemicals)	1,756	33,943
ViaSat, Inc.* (Communications Equipment)	524	20,106
Visteon Corp.* (Auto Components)	347	23,770
Washington Federal, Inc. (Thrifts & Mortgage Finance)	838	22,492
Watsco, Inc. (Trading Companies & Distributors)	294	52,244
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	930	17,605
Werner Enterprises, Inc. (Road & Rail)	464	20,198
WEX, Inc.* (IT Services)	765	126,233
Williams-Sonoma, Inc. (Specialty Retail)	944	77,417
Woodward, Inc. (Machinery)	997	77,317
World Wrestling Entertainment, Inc.—Class A (Entertainment)	464	20,161
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,179	45,802
WW International, Inc.* (Diversified Consumer Services)	425	10,787
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	643	18,120
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,637	69,769
Yelp, Inc.* (Interactive Media & Services)	1,150	26,600
TOTAL COMMON STOCKS (Cost $11,417,984)		15,361,797

Repurchase Agreements(b)(0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $16,000	$16,000	$16,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,000)		16,000

Collateral for Securities Loaned (0.9%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	21,252	$21,252
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	233	233
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	116,583	116,583
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $138,068)		138,068
TOTAL INVESTMENT SECURITIES (Cost $11,572,052)—101.1%		15,515,865
Net other assets (liabilities)—(1.1)%		(164,394)
NET ASSETS—100.0%		$15,351,471

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $134,136.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 135

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$299,315	1.9%
Auto Components	134,709	0.9%
Banks	178,266	1.2%
Beverages	91,231	0.6%
Biotechnology	339,140	2.2%
Building Products	282,448	1.8%
Capital Markets	479,512	3.1%
Chemicals	317,488	2.1%
Commercial Services & Supplies	287,239	1.9%
Communications Equipment	218,013	1.4%
Construction & Engineering	94,969	0.6%
Construction Materials	51,401	0.3%
Consumer Finance	55,156	0.4%
Containers & Packaging	102,305	0.7%
Distributors	190,853	1.2%
Diversified Consumer Services	104,699	0.7%
Electric Utilities	94,981	0.7%
Electrical Equipment	302,832	2.0%
Electronic Equipment, Instruments & Components	586,571	3.8%
Entertainment	20,161	0.1%
Equity Real Estate Investment Trusts	1,306,239	8.5%
Food & Staples Retailing	124,973	0.8%
Food Products	126,867	0.9%
Gas Utilities	35,828	0.2%
Health Care Equipment & Supplies	829,619	5.4%
Health Care Providers & Services	464,863	3.0%
Hotels, Restaurants & Leisure	701,309	4.5%
Household Durables	232,640	1.5%
Household Products	53,141	0.3%
Industrial Conglomerates	115,482	0.8%
Insurance	501,378	3.2%
Interactive Media & Services	26,600	0.2%
Internet & Direct Marketing Retail	285,324	1.9%
IT Services	502,069	3.3%
Leisure Products	137,251	0.9%
Life Sciences Tools & Services	502,024	3.3%
Machinery	927,776	6.0%
Marine	29,404	0.2%
Media	235,419	1.5%
Metals & Mining	340,104	2.2%
Multiline Retail	54,293	0.4%
Multi-Utilities	62,233	0.4%
Oil, Gas & Consumable Fuels	88,379	0.6%
Paper & Forest Products	36,397	0.2%
Pharmaceuticals	232,432	1.5%
Professional Services	135,580	0.9%
Real Estate Management & Development	45,109	0.3%
Road & Rail	161,312	1.1%
Semiconductors & Semiconductor Equipment	1,025,754	6.8%
Software	900,786	5.9%
Specialty Retail	339,985	2.2%
Technology Hardware, Storage & Peripherals	16,714	0.1%
Textiles, Apparel & Luxury Goods	235,902	1.5%
Thrifts & Mortgage Finance	174,009	1.1%
Trading Companies & Distributors	52,244	0.3%
Water Utilities	91,069	0.6%
Other**	(10,326)	(0.1%)
Total	$15,351,471	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

136 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$11,572,052
Securities, at value(a)	15,499,865
Repurchase agreements, at value	16,000
Total Investment Securities, at value	15,515,865
Cash	406
Dividends and interest receivable	11,467
Prepaid expenses	923
TOTAL ASSETS	15,528,661

LIABILITIES:
Payable for capital shares redeemed	7,423
Payable for collateral for securities loaned	138,068
Advisory fees payable	9,028
Management services fees payable	1,204
Administration fees payable	1,369
Administrative services fees payable	5,910
Distribution fees payable	4,841
Transfer agency fees payable	1,117
Fund accounting fees payable	815
Compliance services fees payable	110
Other accrued expenses	7,305
TOTAL LIABILITIES	177,190
NET ASSETS	$15,351,471

NET ASSETS CONSIST OF:
Capital	$10,330,680
Total distributable earnings (loss)	5,020,791
NET ASSETS	$15,351,471
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	378,210
Net Asset Value (offering and redemption price per share)	$40.59
(a) Includes securities on loan valued at:	$134,136

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$87,427
Interest	113
Foreign tax withholding	(12)
Income from securities lending	118
TOTAL INVESTMENT INCOME	87,646

EXPENSES:
Advisory fees	56,723
Management services fees	7,563
Administration fees	6,730
Transfer agency fees	5,397
Administrative services fees	25,016
Distribution fees	18,907
Custody fees	1,401
Fund accounting fees	4,042
Trustee fees	220
Compliance services fees	110
Other fees	8,412
Total Gross Expenses before reductions	134,521
Expenses reduced and reimbursed by the Advisor	(7,463)
TOTAL NET EXPENSES	127,058
NET INVESTMENT INCOME (LOSS)	(39,412)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	51,103
Change in net unrealized appreciation/depreciation on investment securities	(953,317)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(902,214)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(941,626)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 137

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(39,412)	$(70,898)
Net realized gains (losses) on investments	51,103	1,921,848
Change in net unrealized appreciation/depreciation on investments	(953,317)	1,561,360
Change in net assets resulting from operations	(941,626)	3,412,310

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,641,985)
Change in net assets resulting from distributions	—	(1,641,985)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,099,640	36,147,759
Distributions reinvested	—	1,641,985
Value of shares redeemed	(18,598,676)	(33,371,110)
Change in net assets resulting from capital transactions	(4,499,036)	4,418,634
Change in net assets	(5,440,662)	6,188,959

NET ASSETS:
Beginning of period	20,792,133	14,603,174
End of period	$15,351,471	$20,792,133

SHARE TRANSACTIONS:
Issued	367,452	837,209
Reinvested	—	40,876
Redeemed	(471,330)	(775,223)
Change in shares	(103,878)	102,862

See accompanying notes to financial statements.

138 :: ProFund VP Mid-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$43.13	$38.51	$47.64	$44.26	$41.33	$48.21

Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.16)	(0.23)	(0.23)	(0.19)	(0.22)
Net realized and unrealized gains (losses) on investments	(2.44)	9.17	(4.76)	8.08	5.47	0.63
Total income (loss) from investment activities	(2.54)	9.01	(4.99)	7.85	5.28	0.41

Distributions to Shareholders From:
Net realized gains on investments	—	(4.39)	(4.14)	(4.47)	(2.35)	(7.29)

Net Asset Value, End of Period	$40.59	$43.13	$38.51	$47.64	$44.26	$41.33
Total Return(b)	(5.89)%	24.24%	(11.98)%	18.31%	12.87%	0.28%

Ratios to Average Net Assets:
Gross expenses(c)	1.78%	1.75%	1.70%	1.69%	1.69%	1.70%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.52)%	(0.38)%	(0.48)%	(0.49)%	(0.45)%	(0.49)%

Supplemental Data:
Net assets, end of period (000's)	$15,351	$20,792	$14,603	$22,590	$21,492	$26,732
Portfolio turnover rate(b)(d)	96%	191%	131%	88%	171%	215%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 139

Investment Objective: The ProFunds VP Mid-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400® Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Molina Healthcare, Inc.	1.5%
Medical Properties Trust, Inc.	1.4%
XPO Logistics, Inc.	1.0%
UGI Corp.	1.0%
Cree, Inc.	0.9%

S&P MidCap 400® Value Index – Composition

% of Index
Financials	22%
Industrials	14%
Consumer Discretionary	13%
Real Estate	11%
Information Technology	10%
Utilities	7%
Materials	7%
Health Care	6%
Consumer Staples	5%
Energy	3%
Communication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	386	$17,524
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,183	29,717
Acuity Brands, Inc. (Electrical Equipment)	527	50,455
Adient PLC* (Auto Components)	1,161	19,064
Adtalem Global Education, Inc.* (Diversified Consumer Services)	689	21,462
AECOM* (Construction & Engineering)	2,129	80,008
Affiliated Managers Group, Inc. (Capital Markets)	628	46,824
AGCO Corp. (Machinery)	388	21,518
Alleghany Corp. (Insurance)	95	46,468
Allegheny Technologies, Inc.* (Metals & Mining)	859	8,753
ALLETE, Inc. (Electric Utilities)	689	37,626
Alliance Data Systems Corp. (IT Services)	564	25,448
AMC Networks, Inc.*—Class A (Media)	539	12,607
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	951	33,247
American Eagle Outfitters, Inc. (Specialty Retail)	2,069	22,552
American Financial Group, Inc. (Insurance)	992	62,952
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,738	19,064
AptarGroup, Inc. (Containers & Packaging)	341	38,185
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,046	71,850
ASGN, Inc.* (Professional Services)	272	18,137
Ashland Global Holdings, Inc. (Chemicals)	804	55,557
Associated Banc-Corp. (Banks)	2,043	27,948
AutoNation, Inc.* (Specialty Retail)	765	28,749
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	635	18,663
Avis Budget Group, Inc.* (Road & Rail)	712	16,298
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,313	36,613
BancorpSouth Bank (Banks)	1,293	29,403
Bank of Hawaii Corp. (Banks)	223	13,694
Bank OZK (Banks)	1,607	37,716
Belden, Inc. (Electronic Equipment, Instruments & Components)	509	16,568
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,640	61,123
Black Hills Corp. (Multi-Utilities)	442	25,044
Brighthouse Financial, Inc.* (Insurance)	1,248	34,719
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,734	22,230
Brunswick Corp. (Leisure Products)	537	34,373
Cabot Corp. (Chemicals)	413	15,302
Camden Property Trust (Equity Real Estate Investment Trusts)	583	53,181
Cantel Medical Corp. (Health Care Equipment & Supplies)	217	9,598
Carpenter Technology Corp. (Metals & Mining)	286	6,944
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	215	17,350
Cathay General Bancorp (Banks)	1,005	26,432
CDK Global, Inc. (Software)	630	26,095
Ceridian HCM Holding, Inc.* (Software)	540	42,806
Championx Corp.* (Energy Equipment & Services)	2,470	24,107
Ciena Corp.* (Communications Equipment)	776	42,028
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	625	17,181
Cinemark Holdings, Inc. (Entertainment)	1,423	16,436
CIT Group, Inc. (Banks)	693	14,366
CNO Financial Group, Inc. (Insurance)	1,910	29,739

See accompanying notes to financial statements.

140 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,487	$21,513
Colfax Corp.* (Machinery)	614	17,131
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	144	11,604
Commerce Bancshares, Inc. (Banks)	601	35,741
Commercial Metals Co. (Metals & Mining)	1,583	32,293
CommVault Systems, Inc.* (Software)	288	11,146
Compass Minerals International, Inc. (Metals & Mining)	126	6,143
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,591	14,892
CoreLogic, Inc. (IT Services)	581	39,055
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	805	20,399
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	315	34,937
Crane Co. (Machinery)	655	38,947
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,438	85,115
Cullen/Frost Bankers, Inc. (Banks)	757	56,555
Curtiss-Wright Corp. (Aerospace & Defense)	150	13,392
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	536	38,994
Dana, Inc. (Auto Components)	1,921	23,417
Darling Ingredients, Inc.* (Food Products)	2,181	53,696
Delphi Technologies PLC* (Auto Components)	1,148	16,313
Deluxe Corp. (Commercial Services & Supplies)	306	7,203
Dick's Sporting Goods, Inc. (Specialty Retail)	866	35,731
Domtar Corp. (Paper & Forest Products)	734	15,494
Donaldson Co., Inc. (Machinery)	604	28,099
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	811	24,865
Dycom Industries, Inc.* (Construction & Engineering)	421	17,215
East West Bancorp, Inc. (Banks)	1,881	68,167
Eaton Vance Corp. (Capital Markets)	439	16,945
Edgewell Personal Care Co.* (Personal Products)	723	22,529
EMCOR Group, Inc. (Construction & Engineering)	394	26,059
Encompass Health Corp. (Health Care Providers & Services)	701	43,413
EnerSys (Electrical Equipment)	564	36,310
Enphase Energy, Inc.* (Electrical Equipment)	303	14,414
EPR Properties (Equity Real Estate Investment Trusts)	577	19,116
EQT Corp. (Oil, Gas & Consumable Fuels)	3,398	40,436
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,404	44,908
Essential Utilities, Inc. (Water Utilities)	1,334	56,348
Evercore Partners, Inc.—Class A (Capital Markets)	162	9,545
F.N.B. Corp. (Banks)	4,296	32,220
Federated Hermes, Inc.—Class B (Capital Markets)	370	8,769
First American Financial Corp. (Insurance)	1,482	71,165
First Financial Bankshares, Inc. (Banks)	680	19,645
First Horizon National Corp. (Banks)	4,147	41,304
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	575	22,103
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,014	50,193
FirstCash, Inc. (Consumer Finance)	193	13,024
Flowers Foods, Inc. (Food Products)	2,560	57,242
Fluor Corp. (Construction & Engineering)	1,864	22,517
Foot Locker, Inc. (Specialty Retail)	1,385	40,386
Fulton Financial Corp. (Banks)	2,151	22,650
GATX Corp. (Trading Companies & Distributors)	464	28,295
Genworth Financial, Inc.*—Class A (Insurance)	6,693	15,461
Glacier BanCorp, Inc. (Banks)	484	17,080
Graham Holdings Co.—Class B (Diversified Consumer Services)	57	19,532
Grand Canyon Education, Inc.* (Diversified Consumer Services)	629	56,944
Greif, Inc.—Class A (Containers & Packaging)	352	12,112
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	321	13,097
GrubHub, Inc.* (Internet & Direct Marketing Retail)	538	37,821
Haemonetics Corp.* (Health Care Equipment & Supplies)	241	21,584
Hancock Whitney Corp. (Banks)	1,147	24,316
Harley-Davidson, Inc. (Automobiles)	2,037	48,419
Hawaiian Electric Industries, Inc. (Electric Utilities)	755	27,225
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	969	28,382
Healthcare Services Group, Inc. (Commercial Services & Supplies)	990	24,215
Helen of Troy, Ltd.* (Household Durables)	138	26,021
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	691	25,795
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	398	43,692
HNI Corp. (Commercial Services & Supplies)	567	17,333
Home BancShares, Inc. (Banks)	2,042	31,406
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,305	32,834
IDACORP, Inc. (Electric Utilities)	369	32,240
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,165	55,011
Ingredion, Inc. (Food Products)	891	73,953
Insperity, Inc. (Professional Services)	213	13,787
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,021	42,647
InterDigital, Inc. (Communications Equipment)	409	23,162
International Bancshares Corp. (Banks)	740	23,695
ITT, Inc. (Machinery)	379	22,262
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	154	11,410
Janus Henderson Group PLC (Capital Markets)	2,041	43,188
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,563	46,218
Jefferies Financial Group, Inc. (Diversified Financial Services)	3,003	46,697
JetBlue Airways Corp.* (Airlines)	3,586	39,087
John Wiley & Sons, Inc.—Class A (Media)	581	22,659

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 141

Common Stocks, continued

	Shares	Value
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	357	$36,935
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,718	23,640
KB Home (Household Durables)	625	19,175
Kemper Corp. (Insurance)	816	59,176
Kennametal, Inc. (Machinery)	1,103	31,668
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	563	33,048
Kirby Corp.* (Marine)	383	20,513
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	448	29,908
Lancaster Colony Corp. (Food Products)	134	20,769
Landstar System, Inc. (Road & Rail)	163	18,307
Lear Corp. (Auto Components)	725	79,039
Legg Mason, Inc. (Capital Markets)	1,112	55,322
Lennox International, Inc. (Building Products)	157	36,579
Life Storage, Inc. (Equity Real Estate Investment Trusts)	243	23,073
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	119	20,305
LivaNova PLC* (Health Care Equipment & Supplies)	317	15,257
LiveRamp Holdings, Inc.* (IT Services)	521	22,127
LogMeIn, Inc. (Software)	233	19,751
Louisiana-Pacific Corp. (Paper & Forest Products)	418	10,722
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,205	18,424
ManpowerGroup, Inc. (Professional Services)	772	53,075
Mattel, Inc.*(a) (Leisure Products)	4,613	44,608
MAXIMUS, Inc. (IT Services)	367	25,855
MDU Resources Group, Inc. (Multi-Utilities)	1,547	34,312
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	7,025	132,071
MEDNAX, Inc.* (Health Care Providers & Services)	693	11,850
Mercury General Corp. (Insurance)	361	14,711
Minerals Technologies, Inc. (Chemicals)	454	21,306
Molina Healthcare, Inc.* (Health Care Providers & Services)	787	140,071
MSA Safety, Inc. (Commercial Services & Supplies)	171	19,569
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	604	43,977
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,068	14,738
National Fuel Gas Co. (Gas Utilities)	1,202	50,400
National Instruments Corp. (Electronic Equipment, Instruments & Components)	828	32,052
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,029	36,509
Navient Corp. (Consumer Finance)	2,268	15,944
NCR Corp.* (Technology Hardware, Storage & Peripherals)	969	16,783
Nektar Therapeutics* (Pharmaceuticals)	1,609	37,264
NetScout Systems, Inc.* (Communications Equipment)	845	21,598
New Jersey Resources Corp. (Gas Utilities)	1,273	41,563
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,085	31,467
NewMarket Corp. (Chemicals)	34	13,616
Nordstrom, Inc. (Multiline Retail)	1,440	22,306
NorthWestern Corp. (Multi-Utilities)	671	36,583
Nu Skin Enterprises, Inc.—Class A (Personal Products)	690	26,378
NuVasive, Inc.* (Health Care Equipment & Supplies)	239	13,303
nVent Electric PLC (Electrical Equipment)	2,078	38,921
OGE Energy Corp. (Electric Utilities)	2,662	80,819
O-I Glass, Inc. (Containers & Packaging)	2,082	18,696
Old Republic International Corp. (Insurance)	3,800	61,978
Olin Corp. (Chemicals)	2,099	24,118
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	331	32,322
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,659	49,322
ONE Gas, Inc. (Gas Utilities)	351	27,045
Oshkosh Corp. (Machinery)	371	26,571
Owens Corning (Building Products)	674	37,583
PacWest Bancorp (Banks)	1,549	30,531
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	107	8,497
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,133	30,985
Patterson Cos., Inc. (Health Care Providers & Services)	1,147	25,234
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,356	13,885
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,739	23,755
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,718	52,468
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,374	24,072
Pilgrim's Pride Corp.* (Food Products)	248	4,189
Pinnacle Financial Partners, Inc. (Banks)	948	39,807
PNM Resources, Inc. (Electric Utilities)	530	20,373
PolyOne Corp. (Chemicals)	1,215	31,869
Post Holdings, Inc.* (Food Products)	460	40,305
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	481	18,292
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	666	25,015
Prosperity Bancshares, Inc. (Banks)	1,232	73,156
PTC, Inc.* (Software)	665	51,730
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,068	26,476
Regal Beloit Corp. (Electrical Equipment)	539	47,065
Reinsurance Group of America, Inc. (Insurance)	902	70,753
RLI Corp. (Insurance)	197	16,174
RPM International, Inc. (Chemicals)	689	51,717
Ryder System, Inc. (Road & Rail)	715	26,819
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,733	39,437
Sabre Corp. (IT Services)	1,905	15,354
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,501	18,808
Science Applications International Corp. (IT Services)	361	28,042
Selective Insurance Group, Inc. (Insurance)	794	41,876

See accompanying notes to financial statements.

142 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	425	$22,194
Sensient Technologies Corp. (Chemicals)	563	29,366
Service Corp. International (Diversified Consumer Services)	1,161	45,151
Service Properties Trust (Equity Real Estate Investment Trusts)	2,188	15,513
Signature Bank (Banks)	712	76,128
Silgan Holdings, Inc. (Containers & Packaging)	413	13,377
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	524	10,066
SLM Corp. (Consumer Finance)	2,494	17,533
Sonoco Products Co. (Containers & Packaging)	1,334	69,756
Southwest Gas Holdings, Inc. (Gas Utilities)	733	50,614
Spire, Inc. (Gas Utilities)	681	44,749
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	794	27,679
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,566	40,074
Steel Dynamics, Inc. (Metals & Mining)	1,426	37,204
Stericycle, Inc.* (Commercial Services & Supplies)	681	38,123
Sterling Bancorp (Banks)	2,586	30,308
Stifel Financial Corp. (Capital Markets)	465	22,055
STORE Capital Corp. (Equity Real Estate Investment Trusts)	651	15,500
Strategic Education, Inc. (Diversified Consumer Services)	139	21,357
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	177	10,641
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	548	65,634
Synovus Financial Corp. (Banks)	1,959	40,218
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	467	17,634
Taylor Morrison Home Corp.* (Household Durables)	1,723	33,237
TCF Financial Corp. (Banks)	2,023	59,517
TEGNA, Inc. (Media)	2,906	32,373
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,298	25,804
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,392	25,209
Teradata Corp.* (IT Services)	880	18,304
Terex Corp. (Machinery)	848	15,917
Texas Capital Bancshares, Inc.* (Banks)	671	20,714
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	425	22,342
The Chemours Co. (Chemicals)	2,184	33,524
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,614	19,094
The Goodyear Tire & Rubber Co. (Auto Components)	3,094	27,676
The Hain Celestial Group, Inc.* (Food Products)	1,044	32,896
The Hanover Insurance Group, Inc. (Insurance)	505	51,172
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	1,546	13,868
The Middleby Corp.* (Machinery)	310	24,471
The New York Times Co.—Class A (Media)	652	27,404
The Wendy's Co. (Hotels, Restaurants & Leisure)	995	21,671
Thor Industries, Inc. (Automobiles)	734	78,194
Toll Brothers, Inc. (Household Durables)	768	25,029
Tootsie Roll Industries, Inc.(a) (Food Products)	123	4,215
Transocean, Ltd.*(a) (Energy Equipment & Services)	7,682	14,058
TreeHouse Foods, Inc.* (Food Products)	750	32,850
TRI Pointe Group, Inc.* (Household Durables)	1,732	25,443
Trinity Industries, Inc. (Machinery)	1,253	26,676
TripAdvisor, Inc. (Interactive Media & Services)	1,340	25,473
Trustmark Corp. (Banks)	843	20,670
UGI Corp. (Gas Utilities)	2,769	88,053
UMB Financial Corp. (Banks)	563	29,023
Umpqua Holdings Corp. (Banks)	2,928	31,154
United Bankshares, Inc. (Banks)	1,691	46,773
United States Steel Corp.(a) (Metals & Mining)	2,927	21,133
United Therapeutics Corp.* (Biotechnology)	585	70,785
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,842	31,056
Urban Edge Properties (Equity Real Estate Investment Trusts)	795	9,437
Urban Outfitters, Inc.* (Specialty Retail)	936	14,246
Valley National Bancorp (Banks)	5,208	40,727
Valmont Industries, Inc. (Construction & Engineering)	153	17,384
Valvoline, Inc. (Chemicals)	1,132	21,882
ViaSat, Inc.* (Communications Equipment)	381	14,619
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,763	26,921
Visteon Corp.* (Auto Components)	107	7,330
Washington Federal, Inc. (Thrifts & Mortgage Finance)	372	9,984
Watsco, Inc. (Trading Companies & Distributors)	213	37,850
Webster Financial Corp. (Banks)	1,199	34,303
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	897	16,980
Werner Enterprises, Inc. (Road & Rail)	412	17,934
Williams-Sonoma, Inc. (Specialty Retail)	321	26,325
Wintrust Financial Corp. (Banks)	766	33,413
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	842	21,690
World Wrestling Entertainment, Inc.—Class A (Entertainment)	265	11,514
Worthington Industries, Inc. (Metals & Mining)	487	18,165
WW International, Inc.* (Diversified Consumer Services)	297	7,538
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	645	18,176
XPO Logistics, Inc.* (Air Freight & Logistics)	1,212	93,627
TOTAL COMMON STOCKS (Cost $8,079,660)		9,207,005

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 143

Repurchase Agreements(b) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $58,000	$58,000	$58,000
TOTAL REPURCHASE AGREEMENTS (Cost $58,000)		58,000

Collateral for Securities Loaned (0.7%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	10,253	$10,253
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	112	112
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	56,248	56,248
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $66,613)		66,613
TOTAL INVESTMENT SECURITIES (Cost $8,204,273)—100.7%		9,331,618
Net other assets (liabilities)—(0.7)%		(68,030)
NET ASSETS—100.0%		$9,263,588

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $64,024.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$13,392	0.1%
Air Freight & Logistics	93,627	1.0%
Airlines	39,087	0.4%
Auto Components	172,839	1.9%
Automobiles	126,613	1.4%
Banks	1,128,780	12.3%
Biotechnology	70,785	0.8%
Building Products	74,162	0.8%
Capital Markets	245,295	2.6%
Chemicals	298,257	3.3%
Commercial Services & Supplies	130,083	1.4%
Communications Equipment	101,407	1.1%
Construction & Engineering	163,183	1.8%
Consumer Finance	46,501	0.5%
Containers & Packaging	152,126	1.6%
Diversified Consumer Services	171,984	1.9%
Diversified Financial Services	46,697	0.5%
Electric Utilities	198,283	2.1%
Electrical Equipment	187,165	2.0%
Electronic Equipment, Instruments & Components	324,954	3.5%
Energy Equipment & Services	38,165	0.4%
Entertainment	27,950	0.3%
Equity Real Estate Investment Trusts	1,003,333	10.8%
Food & Staples Retailing	114,294	1.2%
Food Products	320,115	3.5%
Gas Utilities	302,424	3.3%
Health Care Equipment & Supplies	122,097	1.3%
Health Care Providers & Services	275,494	2.9%
Hotels, Restaurants & Leisure	179,567	1.9%
Household Durables	128,905	1.4%
Insurance	576,344	6.3%
Interactive Media & Services	25,473	0.3%
Internet & Direct Marketing Retail	37,821	0.4%
IT Services	174,185	1.9%
Leisure Products	78,981	0.9%
Machinery	253,260	2.8%
Marine	20,513	0.2%
Media	95,043	1.0%
Metals & Mining	130,635	1.4%
Multiline Retail	54,628	0.6%
Multi-Utilities	95,939	1.0%
Oil, Gas & Consumable Fuels	193,415	2.1%
Paper & Forest Products	26,216	0.3%
Personal Products	48,907	0.5%
Pharmaceuticals	62,279	0.7%
Professional Services	84,999	0.9%
Real Estate Management & Development	36,935	0.4%
Road & Rail	79,358	0.9%
Semiconductors & Semiconductor Equipment	168,143	1.8%
Software	151,528	1.6%
Specialty Retail	204,321	2.1%
Technology Hardware, Storage & Peripherals	16,783	0.2%
Textiles, Apparel & Luxury Goods	28,954	0.3%
Thrifts & Mortgage Finance	41,451	0.4%
Trading Companies & Distributors	141,178	1.5%
Water Utilities	56,348	0.6%
Wireless Telecommunication Services	25,804	0.3%
Other**	56,583	0.6%
Total	$9,263,588	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

144 :: ProFund VP Mid-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$8,204,273
Securities, at value(a)	9,273,618
Repurchase agreements, at value	58,000
Total Investment Securities, at value	9,331,618
Cash	830
Dividends and interest receivable	14,108
Receivable for capital shares issued	2,211
Prepaid expenses	567
TOTAL ASSETS	9,349,334

LIABILITIES:
Payable for capital shares redeemed	619
Payable for collateral for securities loaned	66,613
Advisory fees payable	4,800
Management services fees payable	640
Administration fees payable	761
Administrative services fees payable	3,238
Distribution fees payable	2,489
Transfer agency fees payable	621
Fund accounting fees payable	498
Compliance services fees payable	70
Other accrued expenses	5,397
TOTAL LIABILITIES	85,746
NET ASSETS	$9,263,588

NET ASSETS CONSIST OF:
Capital	$10,190,162
Total distributable earnings (loss)	(926,574)
NET ASSETS	$9,263,588
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	279,657
Net Asset Value (offering and redemption price per share)	$33.12
(a) Includes securities on loan valued at:	$64,024

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$129,506
Interest	39
Foreign tax withholding	(15)
Income from securities lending	613
TOTAL INVESTMENT INCOME	130,143

EXPENSES:
Advisory fees	36,849
Management services fees	4,913
Administration fees	4,517
Transfer agency fees	3,577
Administrative services fees	16,798
Distribution fees	12,283
Custody fees	1,008
Fund accounting fees	2,925
Trustee fees	145
Compliance services fees	70
Other fees	5,800
Total Gross Expenses before reductions	88,885
Expenses reduced and reimbursed by the Advisor	(6,344)
TOTAL NET EXPENSES	82,541
NET INVESTMENT INCOME (LOSS)	47,602

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,555,553)
Change in net unrealized appreciation/depreciation on investment securities	(1,627,202)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,182,755)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,135,153)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 145

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$47,602	$37,966
Net realized gains (losses) on investments	(1,555,553)	1,394,179
Change in net unrealized appreciation/depreciation on investments	(1,627,202)	1,089,148
Change in net assets resulting from operations	(3,135,153)	2,521,293

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(452,477)
Change in net assets resulting from distributions	—	(452,477)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,412,188	36,174,139
Distributions reinvested	—	452,477
Value of shares redeemed	(12,725,462)	(31,968,582)
Change in net assets resulting from capital transactions	(5,313,274)	4,658,034
Change in net assets	(8,448,427)	6,726,850

NET ASSETS:
Beginning of period	17,712,015	10,985,165
End of period	$9,263,588	$17,712,015

SHARE TRANSACTIONS:
Issued	225,126	903,293
Reinvested	—	11,989
Redeemed	(365,661)	(806,694)
Change in shares	(140,535)	108,588

See accompanying notes to financial statements.

146 :: ProFund VP Mid-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$42.15	$35.25	$46.61	$45.02	$36.86	$42.11

Investment Activities:
Net investment income (loss)(a)	0.17	0.10	0.09	0.03	0.11	0.08
Net realized and unrealized gains (losses) on investments	(9.20)	8.22	(5.33)	4.63	8.80	(3.35)
Total income (loss) from investment activities	(9.03)	8.32	(5.24)	4.66	8.91	(3.27)

Distributions to Shareholders From:
Net investment income	—	(0.08)	(0.05)	(0.15)	(0.08)	(0.05)
Net realized gains on investments	—	(1.34)	(6.07)	(2.92)	(0.67)	(1.93)
Total distributions	—	(1.42)	(6.12)	(3.07)	(0.75)	(1.98)
Net Asset Value, End of Period	$33.12	$42.15	$35.25	$46.61	$45.02	$36.86
Total Return(b)	(21.42)%	24.08%	(13.29)%	10.61%	24.34%	(8.22)%

Ratios to Average Net Assets:
Gross expenses(c)	1.81%	1.75%	1.71%	1.70%	1.70%	1.71%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.97%	0.26%	0.21%	0.07%	0.27%	0.20%

Supplemental Data:
Net assets, end of period (000's)	$9,264	$17,712	$10,985	$16,464	$30,042	$14,777
Portfolio turnover rate(b)(d)	67%	232%	127%	66%	181%	183%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 147

Investment Objective: The ProFund VP Nasdaq-100 seeks investment results that, before fees and expenses, correspond to the performance of the Nasdaq-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	5%
Swap Agreements	31%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.7%
Microsoft Corp.	7.5%
Amazon.com, Inc.	6.7%
Alphabet, Inc.	4.7%
Facebook, Inc.	2.7%

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	20%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (64.0%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	5,884	$446,596
Adobe, Inc.* (Software)	3,679	1,601,505
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,943	470,491
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,686	189,237
Align Technology, Inc.* (Health Care Equipment & Supplies)	601	164,938
Alphabet, Inc.*—Class A (Interactive Media & Services)	2,061	2,922,601
Alphabet, Inc.*—Class C (Interactive Media & Services)	2,012	2,844,183
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,986	8,237,837
Amgen, Inc. (Biotechnology)	4,492	1,059,483
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,813	344,986
ANSYS, Inc.* (Software)	654	190,791
Apple, Inc. (Technology Hardware, Storage & Peripherals)	25,947	9,465,466
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,998	423,029
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	587	216,034
Autodesk, Inc.* (Software)	1,674	400,404
Automatic Data Processing, Inc. (IT Services)	3,282	488,657
Baidu, Inc.*ADR (Interactive Media & Services)	2,100	251,769
Biogen, Inc.* (Biotechnology)	1,246	333,367
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,381	170,333
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	313	498,402
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,053	963,557
Cadence Design Systems, Inc.* (Software)	2,132	204,587
CDW Corp. (Electronic Equipment, Instruments & Components)	1,087	126,288
Cerner Corp. (Health Care Technology)	2,324	159,310
Charter Communications, Inc.*—Class A (Media)	1,577	804,333
Check Point Software Technologies, Ltd.* (Software)	1,092	117,314
Cintas Corp. (Commercial Services & Supplies)	795	211,756
Cisco Systems, Inc. (Communications Equipment)	32,242	1,503,767
Citrix Systems, Inc. (Software)	943	139,479
Cognizant Technology Solutions Corp.—Class A (IT Services)	4,128	234,553
Comcast Corp.—Class A (Media)	34,781	1,355,763
Copart, Inc.* (Commercial Services & Supplies)	1,793	149,303
CoStar Group, Inc.* (Professional Services)	298	211,780
Costco Wholesale Corp. (Food & Staples Retailing)	3,372	1,022,424
CSX Corp. (Road & Rail)	5,845	407,630
DexCom, Inc.* (Health Care Equipment & Supplies)	705	285,807
DocuSign, Inc.* (Software)	1,398	240,750
Dollar Tree, Inc.* (Multiline Retail)	1,812	167,936
eBay, Inc. (Internet & Direct Marketing Retail)	5,366	281,447
Electronic Arts, Inc.* (Entertainment)	2,204	291,038
Exelon Corp. (Electric Utilities)	7,441	270,034
Expedia Group, Inc. (Internet & Direct Marketing Retail)	1,034	84,995
Facebook, Inc.*—Class A (Interactive Media & Services)	14,394	3,268,446
Fastenal Co. (Trading Companies & Distributors)	4,374	187,382
Fiserv, Inc.* (IT Services)	5,112	499,033
Fox Corp.—Class A (Media)	2,617	70,188
Fox Corp.—Class B (Media)	1,994	53,519
Gilead Sciences, Inc. (Biotechnology)	9,579	737,008
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	649	214,274
Illumina, Inc.* (Life Sciences Tools & Services)	1,123	415,903
Incyte Corp.* (Biotechnology)	1,660	172,590

See accompanying notes to financial statements.

148 :: ProFund VP Nasdaq-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
Intel Corp. (Semiconductors & Semiconductor Equipment)	32,332	$1,934,424
Intuit, Inc. (Software)	1,991	589,714
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	891	507,719
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,089	426,616
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,184	230,264
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,108	358,394
Liberty Global PLC*—Class A (Media)	1,392	30,429
Liberty Global PLC*—Class C (Media)	3,143	67,606
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	949	296,097
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,476	212,267
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,036	123,402
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	380	374,593
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,873	197,246
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,493	437,559
Microsoft Corp. (Software)	45,397	9,238,743
Mondelez International, Inc.—Class A (Food Products)	10,900	557,317
Monster Beverage Corp.* (Beverages)	4,021	278,736
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,689	74,941
NetEase, Inc.ADR (Entertainment)	566	243,029
Netflix, Inc.* (Entertainment)	3,358	1,528,024
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,696	1,784,057
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,131	243,019
O'Reilly Automotive, Inc.* (Specialty Retail)	567	239,087
PACCAR, Inc. (Machinery)	2,640	197,604
Paychex, Inc. (IT Services)	2,739	207,479
PayPal Holdings, Inc.* (IT Services)	8,966	1,562,147
PepsiCo, Inc. (Beverages)	10,595	1,401,294
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,590	783,494
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	770	480,211
Ross Stores, Inc. (Specialty Retail)	2,714	231,341
Seattle Genetics, Inc.* (Biotechnology)	1,322	224,634
Sirius XM Holdings, Inc. (Media)	33,440	196,293
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,274	162,894
Splunk, Inc.* (Software)	1,213	241,023
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,921	656,497
Synopsys, Inc.* (Software)	1,151	224,445
Take-Two Interactive Software, Inc.* (Entertainment)	870	121,426
Tesla, Inc.* (Automobiles)	1,416	1,529,011
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,008	889,806
The Kraft Heinz Co. (Food Products)	9,330	297,534
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	9,437	982,864
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,994	103,524
Ulta Beauty, Inc.* (Specialty Retail)	430	87,471
VeriSign, Inc.* (IT Services)	882	182,424
Verisk Analytics, Inc.—Class A (Professional Services)	1,239	210,878
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,980	574,814
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,699	283,971
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,289	101,059
Workday, Inc.*—Class A (Software)	1,329	249,001
Xcel Energy, Inc. (Electric Utilities)	4,010	250,625
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,857	182,710
Zoom Video Communications, Inc.*(a)—Class A (Software)	1,280	324,531
TOTAL COMMON STOCKS (Cost $20,455,216)		78,486,591

Repurchase Agreements(b)(c) (36.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $44,283,034	$44,283,000	$44,283,000
TOTAL REPURCHASE AGREEMENTS (Cost $44,283,000)		44,283,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(d)	44,799	$44,799
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(d)	491	491
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(d)	245,761	245,761
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $291,051)		291,051
TOTAL INVESTMENT SECURITIES (Cost $65,029,267)—100.3%		123,060,642
Net other assets (liabilities)—(0.3)%		(417,715)
NET ASSETS—100.0%		$122,642,927

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $290,810.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $5,442,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.
ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 149

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	31	9/21/20	$6,282,770	$114,553

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/27/20	1.52%	$14,093,009	$285,040
Nasdaq-100 Index	UBS AG	7/27/20	1.77%	24,426,081	472,500
				$38,519,090	$757,540

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Automobiles	$1,529,011	1.2%
Beverages	1,680,030	1.3%
Biotechnology	3,941,677	3.2%
Commercial Services & Supplies	361,059	0.3%
Communications Equipment	1,503,767	1.2%
Electric Utilities	520,659	0.4%
Electronic Equipment, Instruments & Components	126,288	0.1%
Entertainment	2,630,113	2.1%
Food & Staples Retailing	1,306,395	1.1%
Food Products	854,851	0.7%
Health Care Equipment & Supplies	1,172,738	1.0%
Health Care Technology	159,310	0.1%
Hotels, Restaurants & Leisure	868,764	0.7%
Interactive Media & Services	9,286,999	7.7%
Internet & Direct Marketing Retail	10,007,414	8.2%
IT Services	3,174,293	2.6%
Life Sciences Tools & Services	415,903	0.3%
Machinery	197,604	0.2%
Media	2,578,131	2.1%
Multiline Retail	167,936	0.1%
Professional Services	422,658	0.3%
Road & Rail	407,630	0.3%
Semiconductors & Semiconductor Equipment	9,745,366	7.9%
Software	13,762,287	11.3%
Specialty Retail	557,899	0.5%
Technology Hardware, Storage & Peripherals	9,641,466	7.9%
Textiles, Apparel & Luxury Goods	296,097	0.2%
Trading Companies & Distributors	187,382	0.2%
Wireless Telecommunication Services	982,864	0.8%
Other**	44,156,336	36.0%
Total	$122,642,927	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

150 :: ProFund VP Nasdaq-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$65,029,267
Securities, at value(a)	78,777,642
Repurchase agreements, at value	44,283,000
Total Investment Securities, at value	123,060,642
Cash	709
Segregated cash balances for futures contracts with brokers	511,500
Dividends and interest receivable	18,390
Unrealized appreciation on swap agreements	757,540
Receivable for capital shares issued	316,022
Variation margin on futures contracts	99,045
Prepaid expenses	1,737
TOTAL ASSETS	124,765,585

LIABILITIES:
Payable for capital shares redeemed	1,546,934
Payable for collateral for securities loaned	291,051
Advisory fees payable	67,577
Management services fees payable	9,010
Administration fees payable	9,435
Administrative services fees payable	53,932
Distribution fees payable	57,623
Trustee fees payable	42
Transfer agency fees payable	7,693
Fund accounting fees payable	5,213
Compliance services fees payable	813
Other accrued expenses	73,335
TOTAL LIABILITIES	2,122,658
NET ASSETS	$122,642,927
NET ASSETS CONSIST OF:
Capital	$53,529,659
Total distributable earnings (loss)	69,113,268
NET ASSETS	$122,642,927
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,053,906
Net Asset Value (offering and redemption price per share)	$59.71
(a) Includes securities on loan valued at:	$290,810

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$356,509
Interest	102,243
Foreign tax withholding	(242)
Income from securities lending	292
TOTAL INVESTMENT INCOME	458,802
EXPENSES:
Advisory fees	391,875
Management services fees	52,249
Administration fees	46,966
Transfer agency fees	38,265
Administrative services fees	130,777
Distribution fees	130,625
Custody fees	7,544
Fund accounting fees	26,393
Trustee fees	1,493
Compliance services fees	813
Other fees	74,866
Total Gross Expenses before reductions	901,866
Expenses reduced and reimbursed by the Advisor	(24,065)
TOTAL NET EXPENSES	877,801
NET INVESTMENT INCOME (LOSS)	(418,999)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(300,474)
Net realized gains (losses) on futures contracts	1,575,127
Net realized gains (losses) on swap agreements	1,844,498
Change in net unrealized appreciation/depreciation on investment securities	10,652,678
Change in net unrealized appreciation/depreciation on futures contracts	(296,166)
Change in net unrealized appreciation/depreciation on swap agreements	863,031
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	14,338,694
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,919,695

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 151

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(418,999)	$(248,804)
Net realized gains (losses) on investments	3,119,151	8,610,746
Change in net unrealized appreciation/depreciation on investments	11,219,543	17,646,238
Change in net assets resulting from operations	13,919,695	26,008,180
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(709,177)
Change in net assets resulting from distributions	—	(709,177)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	306,892,800	353,298,241
Distributions reinvested	—	709,177
Value of shares redeemed	(301,362,883)	(340,765,839)
Change in net assets resulting from capital transactions	5,529,917	13,241,579
Change in net assets	19,449,612	38,540,582
NET ASSETS:
Beginning of period	103,193,315	64,652,733
End of period	$122,642,927	$103,193,315
SHARE TRANSACTIONS:
Issued	5,836,064	7,798,969
Reinvested	—	15,812
Redeemed	(5,778,955)	(7,515,300)
Change in shares	57,109	299,481

See accompanying notes to financial statements.

152 :: ProFund VP Nasdaq-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$51.68	$38.09		$42.74		$32.91	$32.56	$34.41

Investment Activities:
Net investment income (loss)(a)	(0.21)	(0.13)		(0.15)		(0.26)	(0.26)	(0.33)
Net realized and unrealized gains (losses) on investments	8.24	14.06		(0.08)		10.24	1.97	2.74
Total income (loss) from investment activities	8.03	13.93		(0.23)		9.98	1.71	2.41

Distributions to Shareholders From:
Net realized gains on investments	—	(0.34)		(4.42)		(0.15)	(1.36)	(4.26)

Net Asset Value, End of Period	$59.71	$51.68		$38.09		$42.74	$32.91	$32.56

Total Return(b)	15.54%	36.70%		(1.87	)%(c)	30.37%	5.26%	7.45%

Ratios to Average Net Assets:
Gross expenses(d)	1.72%	1.72%		1.74%		1.71%	1.73%	1.74%
Net expenses(d)	1.68%	1.69	%(e)	1.67	%(c)	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.80)%	(0.29)%		(0.34	)%(c)	(0.68)%	(0.82)%	(0.99)%

Supplemental Data:
Net assets, end of period (000's)	$122,643	$103,193		$64,653		$73,907	$60,499	$77,454
Portfolio turnover rate(b)(f)	2%	9%		6%		4%	4%	9%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and (0.35)%, respectively, and the total return would have been (1.88)%.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 153

Investment Objective: The ProFund VP Oil & Gas seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.3%
Chevron Corp.	20.5%
ConocoPhillips	5.6%
Phillips 66	3.9%
Kinder Morgan, Inc.	3.6%

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	8%
Electric Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.5%)

	Shares	Value
Apache Corp. (Oil, Gas & Consumable Fuels)	8,038	$108,513
Baker Hughes Co.—Class A (Energy Equipment & Services)	13,951	214,706
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	8,489	145,841
Championx Corp.* (Energy Equipment & Services)	3,956	38,611
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,886	236,092
Chevron Corp. (Oil, Gas & Consumable Fuels)	39,762	3,547,963
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,175	59,791
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	4,190	215,785
ConocoPhillips (Oil, Gas & Consumable Fuels)	22,841	959,779
Continental Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	1,789	31,361
Core Laboratories N.V. (Energy Equipment & Services)	947	19,243
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	620	12,468
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,565	27,247
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	8,150	92,421
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,361	140,557
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	12,397	628,032
EQT Corp. (Oil, Gas & Consumable Fuels)	5,443	64,772
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	8,656	71,931
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	90,051	4,027,080
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,624	80,388
Halliburton Co. (Energy Equipment & Services)	18,684	242,518
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,288	44,639
Hess Corp. (Oil, Gas & Consumable Fuels)	5,560	288,064
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,172	92,622
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	41,422	628,372
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	16,831	103,006
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	13,849	517,676
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,333	19,831
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,110	42,918
National Oilwell Varco, Inc. (Energy Equipment & Services)	8,268	101,283
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	10,216	91,535
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	19,168	350,774
OGE Energy Corp. (Electric Utilities)	4,264	129,455
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	9,359	310,906
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,533	52,840
Parsley Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	6,595	70,435
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,972	13,783
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,171	22,231
Phillips 66 (Oil, Gas & Consumable Fuels)	9,300	668,670
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,512	343,122
Schlumberger, Ltd. (Energy Equipment & Services)	29,557	543,553
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,965	99,648

See accompanying notes to financial statements.

154 :: ProFund VP Oil & Gas :: Financial Statements

Common Stocks, continued

	Shares	Value
TechnipFMC PLC (Energy Equipment & Services)	8,957	$61,266
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	25,838	491,439
Transocean, Ltd.*(a) (Energy Equipment & Services)	12,304	22,516
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,683	510,734
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,348	34,724
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,696	55,480
TOTAL COMMON STOCKS (Cost $9,892,815)		16,676,621

Repurchase Agreements(b) (2.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $339,000	$339,000	$339,000
TOTAL REPURCHASE AGREEMENTS (Cost $339,000)		339,000

Collateral for Securities Loaned (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	7,545	$7,545
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	83	83
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	41,392	41,392
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $49,020)		49,020
TOTAL INVESTMENT SECURITIES (Cost $10,280,835)—98.8%		17,064,641
Net other assets (liabilities)—1.2%		203,155
NET ASSETS—100.0%		$17,267,796

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $48,390.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	7/23/20	1.47%	$511,462	$(26,985)

(1)

Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Oil & Gas invested in the following industries as of June 30, 2020:

		% of
	Value	Net Assets
Electric Utilities	$129,455	0.7%
Energy Equipment & Services	1,302,118	7.5%
Oil, Gas & Consumable Fuels	15,164,660	87.8%
Semiconductors & Semiconductor Equipment	80,388	0.5%
Other**	591,175	3.5%
Total	$17,267,796	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 155

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$10,280,835
Securities, at value(a)	16,725,641
Repurchase agreements, at value	339,000
Total Investment Securities, at value	17,064,641
Cash	155
Segregated cash balances for swap agreements with custodian	170,000
Dividends and interest receivable	6,335
Receivable for capital shares issued	157,298
Receivable for investments sold	613
Prepaid expenses	342
TOTAL ASSETS	17,399,384
LIABILITIES:
Payable for investments purchased	12
Payable for capital shares redeemed	849
Payable for collateral for securities loaned	49,020
Unrealized depreciation on swap agreements	26,985
Advisory fees payable	9,791
Management services fees payable	1,305
Administration fees payable	1,467
Administrative services fees payable	8,712
Distribution fees payable	8,823
Trustee fees payable	7
Transfer agency fees payable	1,196
Fund accounting fees payable	819
Compliance services fees payable	133
Other accrued expenses	22,469
TOTAL LIABILITIES	131,588
NET ASSETS	$17,267,796
NET ASSETS CONSIST OF:
Capital	$16,005,074
Total distributable earnings (loss)	1,262,722
NET ASSETS	$17,267,796
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	909,824
Net Asset Value (offering and redemption price per share)	$18.98
(a) Includes securities on loan valued at:	$48,390

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$499,528
Interest	986
Foreign tax withholding	(35)
Income from securities lending	163
TOTAL INVESTMENT INCOME	500,642
EXPENSES:
Advisory fees	72,834
Management services fees	9,711
Administration fees	8,986
Transfer agency fees	7,137
Administrative services fees	25,336
Distribution fees	24,278
Custody fees	1,066
Fund accounting fees	5,004
Trustee fees	291
Compliance services fees	133
Other fees	15,173
Total Gross Expenses before reductions	169,949
Expenses reduced and reimbursed by the Advisor	(6,802)
TOTAL NET EXPENSES	163,147
NET INVESTMENT INCOME (LOSS)	337,495
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,613,459)
Net realized gains (losses) on swap agreements	(179,112)
Change in net unrealized appreciation/depreciation on investment securities	(6,856,971)
Change in net unrealized appreciation/depreciation on swap agreements	(25,436)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(8,674,978)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,337,483)

See accompanying notes to financial statements.

156 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$337,495	$379,134
Net realized gains (losses) on investments	(1,792,571)	1,291,991
Change in net unrealized appreciation/depreciation on investments	(6,882,407)	606,163
Change in net assets resulting from operations	(8,337,483)	2,277,288
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,174,970)
Change in net assets resulting from distributions	—	(1,174,970)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,918,874	17,342,848
Distributions reinvested	—	1,174,970
Value of shares redeemed	(13,755,563)	(18,961,207)
Change in net assets resulting from capital transactions	(836,689)	(443,389)
Change in net assets	(9,174,172)	658,929
NET ASSETS:
Beginning of period	26,441,968	25,783,039
End of period	$17,267,796	$26,441,968
SHARE TRANSACTIONS:
Issued	682,009	571,758
Reinvested	—	42,418
Redeemed	(657,751)	(617,849)
Change in shares	24,258	(3,673)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 157

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$29.86	$28.99		$36.93		$38.63	$31.52	$44.55
Investment Activities:
Net investment income (loss)(a)	0.36	0.45		0.36		0.53	0.37	0.50
Net realized and unrealized gains (losses) on investments	(11.24)	1.90		(7.68)		(1.78)	7.22	(9.97)
Total income (loss) from investment activities	(10.88)	2.35		(7.32)		(1.25)	7.59	(9.47)
Distributions to Shareholders From:
Net investment income	—	(0.44)		(0.62)		(0.45)	(0.48)	(0.26)
Net realized gains on investments	—	(1.04)		—		—	—	(3.30)
Total distributions	—	(1.48)		(0.62)		(0.45)	(0.48)	(3.56)
Net Asset Value, End of Period	$18.98	$29.86		$28.99		$36.93	$38.63	$31.52
Total Return(b)	(36.44)%	8.52%		(20.22	)%(c)	(3.17)%	24.18%	(23.37)%
Ratios to Average Net Assets:
Gross expenses(d)	1.75%	1.72%		1.72%		1.69%	1.70%	1.70%
Net expenses(d)	1.68%	1.72	%(e)	1.65	%(c)	1.68%	1.68%	1.68%
Net investment income (loss)(d)	3.48%	1.46%		0.99	%(c)	1.52%	1.07%	1.28%
Supplemental Data:
Net assets, end of period (000's)	$17,268	$26,442		$25,783		$41,863	$55,134	$40,300
Portfolio turnover rate(b)(f)	53%	38%		76%		35%	50%	32%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and 0.96%, respectively, and the total return would have been (20.26)%.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

5

158 :: ProFund VP Pharmaceuticals :: Financial Statements

Investment Objective: The ProFund VP Pharmaceuticals seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Select PharmaceuticalsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Swap Agreements	1%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	21.7%
Merck & Co., Inc.	18.6%
Eli Lilly & Co.	5.0%
Horizon Therapeutics PLC	4.9%
Catalent, Inc.	4.5%

Dow Jones U.S. Select PharmaceuticalsSM Index – Composition

% of Index
Pharmaceuticals	96%
Biotechnology	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	2,497	$36,856
AMAG Pharmaceuticals, Inc.*(a) (Biotechnology)	2,048	15,667
Amicus Therapeutics, Inc.* (Biotechnology)	15,384	231,991
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	6,597	31,402
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	2,014	45,234
Arvinas, Inc.* (Pharmaceuticals)	911	30,555
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,616	132,964
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,884	581,179
Cara Therapeutics, Inc.* (Biotechnology)	2,515	43,007
Catalent, Inc.* (Pharmaceuticals)	7,968	584,054
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	5,744	26,537
Corcept Therapeutics, Inc.* (Pharmaceuticals)	6,159	103,594
Elanco Animal Health, Inc.* (Pharmaceuticals)	23,810	510,725
Eli Lilly & Co. (Pharmaceuticals)	3,938	646,541
Endo International PLC* (Pharmaceuticals)	12,208	41,873
Horizon Therapeutics PLC* (Pharmaceuticals)	11,390	633,056
Innoviva, Inc.* (Pharmaceuticals)	3,993	55,822
Intersect ENT, Inc.* (Pharmaceuticals)	1,945	26,335
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	3,293	84,531
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	9,517	98,215
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,303	364,453
Johnson & Johnson (Pharmaceuticals)	20,117	2,829,055
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	562	63,647
Merck & Co., Inc. (Pharmaceuticals)	31,291	2,419,733
Mylan N.V.* (Pharmaceuticals)	30,864	496,293
Myokardia, Inc.* (Pharmaceuticals)	3,148	304,160
Omeros Corp.* (Pharmaceuticals)	3,060	45,043
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,515	131,962
Perrigo Co. PLC (Pharmaceuticals)	8,138	449,787
Pfizer, Inc. (Pharmaceuticals)	16,555	541,349
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	778	25,604
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,211	31,813
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,990	112,304
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	1,580	246,512
Relmada Therapeutics, Inc.* (Pharmaceuticals)	807	36,113
Revance Therapeutics, Inc.* (Pharmaceuticals)	2,861	69,866
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	6,856	23,173
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	13,303	16,629
Theravance Biopharma, Inc.* (Pharmaceuticals)	2,863	60,094
Tricida, Inc.* (Pharmaceuticals)	1,611	44,270
Vanda Pharmaceuticals, Inc.* (Biotechnology)	3,240	37,066
Zoetis, Inc. (Pharmaceuticals)	4,250	582,420
Zogenix, Inc.* (Pharmaceuticals)	3,106	83,893
TOTAL COMMON STOCKS (Cost $9,164,233)		12,975,377

Collateral for Securities Loaned (0.2%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(b)	4,354	4,354
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(b)	48	48
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(b)	23,883	23,883
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $28,285)		28,285
TOTAL INVESTMENT SECURITIES (Cost $9,192,518)—99.7%		13,003,662
Net other assets (liabilities)—0.3%		39,370
NET ASSETS—100.0%		$13,043,032

*      Non-income producing security.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 159

(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $27,143.

(b)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	7/23/20	1.47%	$111,226	$(4,267)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Biotechnology	$539,303	4.1%
Pharmaceuticals	12,436,074	95.4%
Other**	67,655	0.5%
Total	$13,043,032	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

160 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$9,192,518
Securities, at value(a)	13,003,662
Total Investment Securities, at value	13,003,662
Segregated cash balances for swap agreements with custodian	120,000
Dividends receivable	17,099
Receivable for capital shares issued	3,348
Prepaid expenses	232
TOTAL ASSETS	13,144,341
LIABILITIES:
Payable for capital shares redeemed	26,800
Cash overdraft	7,790
Payable for collateral for securities loaned	28,285
Unrealized depreciation on swap agreements	4,267
Advisory fees payable	7,455
Management services fees payable	994
Administration fees payable	1,036
Administrative services fees payable	6,885
Distribution fees payable	6,961
Transfer agency fees payable	845
Fund accounting fees payable	581
Compliance services fees payable	95
Other accrued expenses	9,315
TOTAL LIABILITIES	101,309
NET ASSETS	$13,043,032
NET ASSETS CONSIST OF:
Capital	$11,178,968
Total distributable earnings (loss)	1,864,064
NET ASSETS	$13,043,032
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	395,282
Net Asset Value (offering and redemption price per share)	$33.00
(a) Includes securities on loan valued at:	$27,143

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$102,558
Interest	993
Income from securities lending	475
TOTAL INVESTMENT INCOME	104,026
EXPENSES:
Advisory fees	46,744
Management services fees	6,232
Administration fees	5,850
Transfer agency fees	4,768
Administrative services fees	16,219
Distribution fees	15,581
Custody fees	770
Fund accounting fees	3,345
Trustee fees	186
Compliance services fees	95
Other fees	8,067
Total Gross Expenses before reductions	107,857
Expenses reduced and reimbursed by the Advisor	(3,150)
TOTAL NET EXPENSES	104,707
NET INVESTMENT INCOME (LOSS)	(681)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(32,941)
Net realized gains (losses) on swap agreements	(15,576)
Change in net unrealized appreciation/depreciation on investment securities	(407,484)
Change in net unrealized appreciation/depreciation on swap agreements	(234)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(456,235)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(456,916)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 161

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(681)	$15,201
Net realized gains (losses) on investments	(48,517)	(125,627)
Change in net unrealized appreciation/depreciation on investments	(407,718)	1,786,144
Change in net assets resulting from operations	(456,916)	1,675,718
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,644,528)
Change in net assets resulting from distributions	—	(1,644,528)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,479,433	12,135,082
Distributions reinvested	—	1,644,528
Value of shares redeemed	(7,583,311)	(14,039,833)
Change in net assets resulting from capital transactions	(103,878)	(260,223)
Change in net assets	(560,794)	(229,033)
NET ASSETS:
Beginning of period	13,603,826	13,832,859
End of period	$13,043,032	$13,603,826
SHARE TRANSACTIONS:
Issued	230,925	356,716
Reinvested	—	54,275
Redeemed	(232,338)	(411,187)
Change in shares	(1,413)	(196)

See accompanying notes to financial statements.

162 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$34.29	$34.85	$38.53	$35.42	$39.47	$38.89
Investment Activities:
Net investment income (loss)(a)	— (b)	0.04	0.25	0.33	0.29	0.24
Net realized and unrealized gains (losses) on investments	(1.29)	4.22	(2.58)	3.34	(1.63)	1.50
Total income (loss) from investment activities	(1.29)	4.26	(2.33)	3.67	(1.34)	1.74
Distributions to Shareholders From:
Net investment income	—	(0.31)	(0.42)	(0.39)	(0.38)	(0.19)
Net realized gains on investments	—	(4.51)	(0.93)	(0.17)	(2.33)	(0.97)
Total distributions	—	(4.82)	(1.35)	(0.56)	(2.71)	(1.16)
Net Asset Value, End of Period	$33.00	$34.29	$34.85	$38.53	$35.42	$39.47
Total Return(c)	(3.76)%	14.04%	(6.20)%	10.36%	(3.73)%	4.44%
Ratios to Average Net Assets:
Gross expenses(d)	1.73%	1.74%	1.76%	1.70%	1.71%	1.72%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.01)%	0.12%	0.65%	0.88%	0.76%	0.59%
Supplemental Data:
Net assets, end of period (000's)	$13,043	$13,604	$13,833	$17,278	$19,878	$30,710
Portfolio turnover rate(c)(e)	42%	126%	261%	219%	247%	254%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 163

Investment Objective: The ProFund VP Precious Metals seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Precious MetalsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	95%
Silver	5%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $38,723,029	$38,723,000	$38,723,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,723,000)		38,723,000
TOTAL INVESTMENT SECURITIES (Cost $38,723,000)—95.8%		38,723,000
Net other assets (liabilities)—4.2%		1,696,321
NET ASSETS—100.0%		$40,419,321

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $5,063,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	7/23/20	1.47%	$22,750,835	$888,586
Dow Jones Precious Metals Index	UBS AG	7/23/20	1.72%	17,451,158	676,585
				$40,201,993	$1,565,171

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

164 :: ProFund VP Precious Metals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$38,723,000
Repurchase agreements, at value	38,723,000
Total Investment Securities, at value	38,723,000
Cash	555
Segregated cash balances for swap agreements with custodian	600
Interest receivable	30
Unrealized appreciation on swap agreements	1,565,171
Receivable for capital shares issued	218,057
Prepaid expenses	643
TOTAL ASSETS	40,508,056
LIABILITIES:
Payable for capital shares redeemed	4,459
Advisory fees payable	20,087
Management services fees payable	2,678
Administration fees payable	2,643
Administrative services fees payable	16,495
Distribution fees payable	16,512
Trustee fees payable	13
Transfer agency fees payable	2,360
Fund accounting fees payable	1,591
Compliance services fees payable	278
Other accrued expenses	21,619
TOTAL LIABILITIES	88,735
NET ASSETS	$40,419,321
NET ASSETS CONSIST OF:
Capital	$99,102,321
Total distributable earnings (loss)	(58,683,000)
NET ASSETS	$40,419,321
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,281,831
Net Asset Value (offering and redemption price per share)	$31.53

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$89,425
EXPENSES:
Advisory fees	123,618
Management services fees	16,482
Administration fees	13,732
Transfer agency fees	12,405
Administrative services fees	45,074
Distribution fees	41,206
Custody fees	2,846
Fund accounting fees	8,514
Trustee fees	475
Compliance services fees	278
Other fees	21,307
Total Gross Expenses before reductions	285,937
Expenses reduced and reimbursed by the Advisor	(9,035)
TOTAL NET EXPENSES	276,902
NET INVESTMENT INCOME (LOSS)	(187,477)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	2,332,339
Change in net unrealized appreciation/depreciation on swap agreements	99,378
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,431,717
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,244,240

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 165

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(187,477)	$89,778
Net realized gains (losses) on investments	2,332,339	7,245,134
Change in net unrealized appreciation/depreciation on investments	99,378	1,498,482
Change in net assets resulting from operations	2,244,240	8,833,394
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(8,874)
Change in net assets resulting from distributions	—	(8,874)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	62,148,337	57,439,083
Distributions reinvested	—	8,874
Value of shares redeemed	(56,367,769)	(52,878,475)
Change in net assets resulting from capital transactions	5,780,568	4,569,482
Change in net assets	8,024,808	13,394,002
NET ASSETS:
Beginning of period	32,394,513	19,000,511
End of period	$40,419,321	$32,394,513
SHARE TRANSACTIONS:
Issued	2,350,479	2,810,479
Reinvested	—	382
Redeemed	(2,367,487)	(2,623,427)
Change in shares	(17,008)	187,434

See accompanying notes to financial statements.

166 :: ProFund VP Precious Metals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$24.94	$17.10	$19.75	$18.76	$12.04	$17.93
Investment Activities:
Net investment income (loss)(a)	(0.15)	0.07	0.01	(0.18)	(0.30)	(0.26)
Net realized and unrealized gains (losses) on investments	6.74	7.78	(2.66)	1.17	7.02	(5.63)
Total income (loss) from investment activities	6.59	7.85	(2.65)	0.99	6.72	(5.89)
Distributions to Shareholders From:
Net investment income	—	(0.01)	—	—	—	—
Net Asset Value, End of Period	$31.53	$24.94	$17.10	$19.75	$18.76	$12.04
Total Return(b)	26.42%	45.98%	(13.47)%	5.28%	55.81%	(32.85)%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%	1.72%	1.75%	1.70%	1.70%	1.76%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.14)%	0.37%	0.04%	(0.88)%	(1.41)%	(1.64)%
Supplemental Data:
Net assets, end of period (000's)	$40,419	$32,395	$19,001	$24,286	$28,560	$17,515
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 167

Investment Objective: The ProFund VP Real Estate seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Real EstateSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	10.5%
Crown Castle International Corp.	6.4%
Prologis, Inc.	6.3%
Equinix, Inc.	4.4%
Digital Realty Trust, Inc.	3.5%

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92%
Mortgage Real Estate Investment Trusts (REITs)	3%
Professional Services	3%
Real Estate Management & Development	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.9%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	715	$9,281
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	4,657	60,075
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,052	170,687
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,146	40,064
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	2,125	57,163
American Tower Corp. (Equity Real Estate Investment Trusts)	3,693	954,789
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,668	60,548
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	11,912	78,144
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	1,241	46,711
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,745	16,857
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,172	181,238
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	1,127	27,149
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,203	108,727
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,418	15,442
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,467	31,627
Camden Property Trust (Equity Real Estate Investment Trusts)	811	73,979
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,792	126,255
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,599	15,366
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	4,005	9,612
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	951	12,496
Corecivic, Inc. (Equity Real Estate Investment Trusts)	994	9,304
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	336	40,676
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	934	23,668
CoStar Group, Inc.* (Professional Services)	328	233,100
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,238	36,930
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,471	580,872
CubeSmart (Equity Real Estate Investment Trusts)	1,612	43,508
Cushman & Wakefield PLC* (Real Estate Management & Development)	1,376	17,145
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	960	69,840
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,655	9,152
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,235	317,616
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,978	8,753
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,373	42,096
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,068	108,577
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	325	38,548
EPR Properties (Equity Real Estate Investment Trusts)	644	21,336
Equinix, Inc. (Equity Real Estate Investment Trusts)	565	396,800
Equity Commonwealth (Equity Real Estate Investment Trusts)	1,012	32,578
Equity LifeStyle Properties, Inc.(Equity Real Estate Investment Trusts)	1,518	94,845
Equity Residential (Equity Real Estate Investment Trusts)	2,914	171,401

See accompanying notes to financial statements.

168 :: ProFund VP Real Estate :: Financial Statements

Common Stocks, continued

	Shares	Value
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	545	$124,898
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,076	99,390
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	586	49,933
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,060	40,746
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,723	59,602
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,124	32,922
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,820	48,266
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	4,482	123,524
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	866	32,328
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	5,870	63,337
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,277	32,129
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	1,370	5,124
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	4,529	124,683
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,397	62,562
JBG Smith Properties (Equity Real Estate Investment Trusts)	979	28,949
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	431	44,591
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	882	51,773
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,601	46,237
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	720	48,067
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,298	24,244
Life Storage, Inc. (Equity Real Estate Investment Trusts)	391	37,125
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	753	11,513
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,400	82,720
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,772	9,392
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	952	109,166
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	372	22,588
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,432	50,807
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	3,459	25,700
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,890	56,190
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,200	17,004
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,585	12,220
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,960	19,384
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,087	14,848
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,686	29,539
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,047	17,391
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	558	21,221
Prologis, Inc. (Equity Real Estate Investment Trusts)	6,152	574,166
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	167	22,111
Public Storage (Equity Real Estate Investment Trusts)	1,253	240,438
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,151	28,533
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,860	170,170
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,414	64,888
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,782	13,044
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,021	42,300
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,372	12,952
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	458	15,847
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,710	24,675
SBA Communications Corp. (Equity Real Estate Investment Trusts)	930	277,066
Service Properties Trust (Equity Real Estate Investment Trusts)	1,367	9,692
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,547	174,164
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,236	10,012
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	637	31,398
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	857	29,875
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,349	35,141
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,852	44,096
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	819	111,122
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,793	14,613
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	513	19,371
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,008	11,925

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 169

Common Stocks, continued

	Shares	Value
The Howard Hughes Corp.* (Real Estate Management & Development)	376	$19,533
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	965	8,656
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	2,276	11,471
UDR, Inc. (Equity Real Estate Investment Trusts)	2,456	91,805
Urban Edge Properties (Equity Real Estate Investment Trusts)	919	10,909
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,107	113,778
VEREIT, Inc. (Equity Real Estate Investment Trusts)	8,975	57,709
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	3,903	78,802
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,321	50,475
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	685	15,207
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,002	18,968
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,477	179,935
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	6,214	139,566
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,436	97,145
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	942	8,789
TOTAL COMMON STOCKS (Cost $4,119,923)		8,953,415

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $16,000	$16,000	$16,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,000)		16,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	1,968	$1,968
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	22	22
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	10,797	10,797
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,787)		12,787
TOTAL INVESTMENT SECURITIES (Cost $4,148,710)—99.2%		8,982,202
Net other assets (liabilities)—0.8%		74,722
NET ASSETS—100.0%		$9,056,924

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $12,334.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	7/23/20	1.47%	$102,811	$(8,293)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$8,245,229	91.0%
Mortgage Real Estate Investment Trusts	267,562	3.0%
Professional Services	233,100	2.6%
Real Estate Management & Development	207,524	2.3%
Other**	103,509	1.1%
Total	$9,056,924	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

170 :: ProFund VP Real Estate :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$4,148,710
Securities, at value(a)	8,966,202
Repurchase agreements, at value	16,000
Total Investment Securities, at value	8,982,202
Cash	1,421
Dividends and interest receivable	33,430
Receivable for capital shares issued	82,503
Prepaid expenses	238
TOTAL ASSETS	9,099,794
LIABILITIES:
Payable for capital shares redeemed	940
Payable for collateral for securities loaned	12,787
Unrealized depreciation on swap agreements	8,293
Advisory fees payable	4,955
Management services fees payable	661
Administration fees payable	740
Administrative services fees payable	3,407
Distribution fees payable	3,197
Transfer agency fees payable	604
Fund accounting fees payable	437
Compliance services fees payable	82
Other accrued expenses	6,767
TOTAL LIABILITIES	42,870
NET ASSETS	$9,056,924
NET ASSETS CONSIST OF:
Capital	$5,516,838
Total distributable earnings (loss)	3,540,086
NET ASSETS	$9,056,924
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	164,112
Net Asset Value (offering and redemption price per share)	$55.19
(a) Includes securities on loan valued at:	$12,334

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$143,089
Interest	778
Income from securities lending	60
TOTAL INVESTMENT INCOME	143,927
EXPENSES:
Advisory fees	41,782
Management services fees	5,571
Administration fees	5,075
Transfer agency fees	4,005
Administrative services fees	16,444
Distribution fees	13,927
Custody fees	878
Fund accounting fees	2,952
Trustee fees	157
Compliance services fees	82
Other fees	6,725
Total Gross Expenses before reductions	97,598
Expenses reduced and reimbursed by the Advisor	(4,006)
TOTAL NET EXPENSES	93,592
NET INVESTMENT INCOME (LOSS)	50,335
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	100,377
Net realized gains (losses) on swap agreements	(79,743)
Change in net unrealized appreciation/depreciation on investment securities	(2,885,984)
Change in net unrealized appreciation/depreciation on swap agreements	(12,053)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,877,403)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,827,068)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 171

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$50,335	$202,861
Net realized gains (losses) on investments	20,634	111,962
Change in net unrealized appreciation/depreciation on investments	(2,898,037)	3,149,435
Change in net assets resulting from operations	(2,827,068)	3,464,258
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(88,216)	(1,051,102)
Change in net assets resulting from distributions	(88,216)	(1,051,102)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,830,985	33,259,408
Distributions reinvested	88,216	1,051,102
Value of shares redeemed	(17,892,116)	(31,162,524)
Change in net assets resulting from capital transactions	(3,972,915)	3,147,986
Change in net assets	(6,888,199)	5,561,142
NET ASSETS:
Beginning of period	15,945,123	10,383,981
End of period	$9,056,924	$15,945,123
SHARE TRANSACTIONS:
Issued	238,202	525,980
Reinvested	1,726	16,699
Redeemed	(320,945)	(488,036)
Change in shares	(81,017)	54,643

See accompanying notes to financial statements.

172 :: ProFund VP Real Estate :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$65.05	$54.51	$66.65	$65.02	$62.61	$62.83
Investment Activities:
Net investment income (loss)(a)	0.26	0.75	1.09	1.02	0.84	0.64
Net realized and unrealized gains (losses) on investments	(9.63)	13.65	(4.66)	4.13	2.76	(0.44)
Total income (loss) from investment activities	(9.37)	14.40	(3.57)	5.15	3.60	0.20
Distributions to Shareholders From:
Net investment income	(0.49)	(1.06)	(1.36)	(0.66)	(1.19)	(0.42)
Net realized gains on investments	—	(2.80)	(7.21)	(2.86)	—	—
Total distributions	(0.49)	(3.86)	(8.57)	(3.52)	(1.19)	(0.42)
Net Asset Value, End of Period	$55.19	$65.05	$54.51	$66.65	$65.02	$62.61
Total Return(b)	(14.35)%	26.76%	(5.70)%	8.05%	5.72%	0.32%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.71%	1.69%	1.68%	1.68%	1.68%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.90%	1.18%	1.82%	1.52%	1.29%	1.02%
Supplemental Data:
Net assets, end of period (000's)	$9,057	$15,945	$10,384	$11,419	$13,217	$22,086
Portfolio turnover rate(b)(d)	95%	126%	82%	135%	146%	136%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 173

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(123)%
Total Exposure	(123)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (92.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $4,496,003	$4,496,000	$4,496,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,496,000)		4,496,000
TOTAL INVESTMENT SECURITIES (Cost $4,496,000)—92.5%		4,496,000
Net other assets (liabilities)—7.5%		363,156
NET ASSETS—100.0%		$4,859,156

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $288,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.25% due on 5/15/50	Citibank North America	7/15/20	0.15%	$(4,320,703)	$(67,074)
30-Year U.S. Treasury Bond, 1.25% due on 5/15/50	Societe' Generale	7/15/20	0.21%	(1,632,266)	(17,844)
				$(5,952,969)	$(84,918)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

174 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$4,496,000
Repurchase agreements, at value	4,496,000
Total Investment Securities, at value	4,496,000
Cash	353
Interest receivable	3
Receivable for capital shares issued	462,889
Prepaid expenses	106
TOTAL ASSETS	4,959,351
LIABILITIES:
Unrealized depreciation on swap agreements	84,918
Advisory fees payable	3,036
Management services fees payable	405
Administration fees payable	346
Administrative services fees payable	1,455
Distribution fees payable	2,037
Transfer agency fees payable	282
Fund accounting fees payable	190
Compliance services fees payable	36
Other accrued expenses	7,490
TOTAL LIABILITIES	100,195
NET ASSETS	$4,859,156
NET ASSETS CONSIST OF:
Capital	$33,501,718
Total distributable earnings (loss)	(28,642,562)
NET ASSETS	$4,859,156
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	179,726
Net Asset Value (offering and redemption price per share)	$27.04

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$16,324
EXPENSES:
Advisory fees	17,364
Management services fees	2,315
Administration fees	2,656
Transfer agency fees	2,127
Administrative services fees	4,896
Distribution fees	5,788
Custody fees	273
Fund accounting fees	1,464
Trustee fees	83
Compliance services fees	36
Other fees	3,905
Total Gross Expenses before reductions	40,907
Expenses reduced and reimbursed by the Advisor	(2,011)
TOTAL NET EXPENSES	38,896
NET INVESTMENT INCOME (LOSS)	(22,572)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(7,912)
Net realized gains (losses) on swap agreements	(1,538,650)
Change in net unrealized appreciation/depreciation on swap agreements	(194,462)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,741,024)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,763,596)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 175

Statements of Changes in Net Assets
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(22,572)	$37,790
Net realized gains (losses) on investments	(1,546,562)	(2,200,960)
Change in net unrealized appreciation/depreciation on investments	(194,462)	343,086
Change in net assets resulting from operations	(1,763,596)	(1,820,084)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(336,149)
Change in net assets resulting from distributions	—	(336,149)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,945,977	51,956,491
Distributions reinvested	—	336,149
Value of shares redeemed	(8,285,099)	(54,115,854)
Change in net assets resulting from capital transactions	660,878	(1,823,214)
Change in net assets	(1,102,718)	(3,979,447)
NET ASSETS:
Beginning of period	5,961,874	9,941,321
End of period	$4,859,156	$5,961,874
SHARE TRANSACTIONS:
Issued	301,438	1,206,219
Reinvested	—	8,974
Redeemed	(277,742)	(1,263,895)
Change in shares	23,696	(48,702)

See accompanying notes to financial statements.

176 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$38.21	$48.56	$46.61	$52.91	$55.80	$56.72
Investment Activities:
Net investment income (loss)(b)	(0.15)	0.21	0.06	(0.46)	(0.68)	(0.90)
Net realized and unrealized gains (losses) on investments	(11.02)	(8.70)	1.89	(5.84)	(2.21)	(0.02)
Total income (loss) from investment activities	(11.17)	(8.49)	1.95	(6.30)	(2.89)	(0.92)
Distributions to Shareholders From:
Net investment income	—	(0.08)	—	—	—	—
Net realized gains on investments	—	(1.78)	—	—	—	—
Total distributions	—	(1.86)	—	—	—	—
Net Asset Value, End of Period	$27.04	$38.21	$48.56	$46.61	$52.91	$55.80
Total Return(c)	(29.23)%	(17.41)%	4.16%	(11.90)%	(5.16)%	(1.59)%
Ratios to Average Net Assets:
Gross expenses(d)	1.77%	1.70%	1.64%	1.70%	1.68%	1.68%
Net expenses(d)	1.68%	1.67%	1.64%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.98)%	0.50%	0.12%	(0.91)%	(1.41)%	(1.63)%
Supplemental Data:
Net assets, end of period (000's)	$4,859	$5,962	$9,941	$7,626	$18,676	$15,753
Portfolio turnover rate(e)	—	—	—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 177

Investment Objective: The ProFund VP Semiconductor seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	21%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	14.7%
NVIDIA Corp.	13.5%
Broadcom, Inc.	7.3%
Texas Instruments, Inc.	6.8%
Qualcomm, Inc.	5.9%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Schedule of Portfolio Investments (unaudited)

Common Stocks (78.5%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,231	$327,813
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,960	240,374
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,876	294,754
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,127	671,302
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	311	19,214
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	575	34,034
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	717	42,339
Intel Corp. (Semiconductors & Semiconductor Equipment)	22,524	1,347,612
InterDigital, Inc. (Communications Equipment)	164	9,287
KLA Corp. (Semiconductors & Semiconductor Equipment)	825	160,446
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	772	249,711
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,527	123,657
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,418	85,945
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,304	137,324
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,917	304,844
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	291	32,953
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	221	52,377
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,273	1,243,446
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,485	169,349
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,181	43,227
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	610	67,423
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,983	545,709
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	346	18,068
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	232	23,263
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	888	113,540
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	882	74,538
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,882	619,868
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	226	33,814
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,293	127,218
TOTAL COMMON STOCKS (Cost $2,458,214)		7,213,449

See accompanying notes to financial statements.

178 :: ProFund VP Semiconductor :: Financial Statements

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $42,000	$42,000	$42,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,000)		42,000
TOTAL INVESTMENT SECURITIES (Cost $2,500,214)—79.0%		7,255,449
Net other assets (liabilities)—21.0%		1,924,711
NET ASSETS—100.0%		$9,180,160

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	7/23/20	1.47%	$1,919,374	$(1,367)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Communications Equipment	$9,287	0.1%
Semiconductors & Semiconductor Equipment	7,204,162	78.4%
Other**	1,966,711	21.5%
Total	$9,180,160	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 179

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$2,500,214
Securities, at value	7,213,449
Repurchase agreements, at value	42,000
Total Investment Securities, at value	7,255,449
Cash	345
Segregated cash balances for swap agreements with custodian	60,000
Dividends and interest receivable	1,266
Receivable for capital shares issued	94,585
Receivable for investments sold	1,807,675
Prepaid expenses	132
TOTAL ASSETS	9,219,452
LIABILITIES:
Payable for capital shares redeemed	17,614
Unrealized depreciation on swap agreements	1,367
Advisory fees payable	5,164
Management services fees payable	688
Administration fees payable	695
Administrative services fees payable	3,225
Distribution fees payable	3,384
Transfer agency fees payable	567
Fund accounting fees payable	389
Compliance services fees payable	60
Other accrued expenses	6,139
TOTAL LIABILITIES	39,292
NET ASSETS	$9,180,160
NET ASSETS CONSIST OF:
Capital	$3,876,026
Total distributable earnings (loss)	5,304,134
NET ASSETS	$9,180,160
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	138,864
Net Asset Value (offering and redemption price per share)	$66.11

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$76,865
Interest	745
TOTAL INVESTMENT INCOME	77,610
EXPENSES:
Advisory fees	32,040
Management services fees	4,272
Administration fees	4,244
Transfer agency fees	3,401
Administrative services fees	11,063
Distribution fees	10,680
Custody fees	665
Fund accounting fees	2,384
Trustee fees	135
Compliance services fees	60
Other fees	5,794
Total Gross Expenses before reductions	74,738
Expenses reduced and reimbursed by the Advisor	(722)
TOTAL NET EXPENSES	74,016
NET INVESTMENT INCOME (LOSS)	3,594
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	382,849
Net realized gains (losses) on swap agreements	(41,587)
Change in net unrealized appreciation/depreciation on investment securities	(14,243)
Change in net unrealized appreciation/depreciation on swap agreements	(61)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	326,958
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$330,552

See accompanying notes to financial statements.

180 :: ProFund VP Semiconductor :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,594	$34,077
Net realized gains (losses) on investments	341,262	498,006
Change in net unrealized appreciation/depreciation on investments	(14,304)	2,426,219
Change in net assets resulting from operations	330,552	2,958,302
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(646,386)
Change in net assets resulting from distributions	—	(646,386)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,811,833	40,375,196
Distributions reinvested	—	646,386
Value of shares redeemed	(20,479,622)	(39,180,112)
Change in net assets resulting from capital transactions	(667,789)	1,841,470
Change in net assets	(337,237)	4,153,386
NET ASSETS:
Beginning of period	9,517,397	5,364,011
End of period	$9,180,160	$9,517,397
SHARE TRANSACTIONS:
Issued	327,266	753,788
Reinvested	—	13,436
Redeemed	(345,435)	(731,107)
Change in shares	(18,169)	36,117

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Semiconductor :: 181

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$60.61		$44.36	$52.82	$39.06	$30.62	$32.67

Investment Activities:
Net investment income (loss)(a)	0.03		0.22	0.17	(0.06)	0.18	0.06
Net realized and unrealized gains (losses) on investments	5.47		20.66	(4.81)	13.95	8.29	(1.01)
Total income (loss) from investment activities	5.50		20.88	(4.64)	13.89	8.47	(0.95)

Distributions to Shareholders From:
Net investment income	—		(0.15)	—	(0.13)	(0.03)	(0.21)
Net realized gains on investments	—		(4.48)	(3.82)	—	—	(0.89)
Total distributions	—		(4.63)	(3.82)	(0.13)	(0.03)	(1.10)

Net Asset Value, End of Period	$66.11		$60.61	$44.36	$52.82	$39.06	$30.62

Total Return(b)	9.07%		49.77%	(10.23)%	35.55%	27.71%	(2.88)%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.67%	1.65%	1.68%	1.68%	1.68%
Net expenses(c)	1.73	%(d)	1.66%	1.65%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.08%		0.41%	0.31%	(0.12)%	0.51%	0.20%

Supplemental Data:
Net assets, end of period (000's)	$9,180		$9,517	$5,364	$11,060	$6,977	$4,604
Portfolio turnover rate(b)(e)	263%		561%	249%	297%	474%	480%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

182 :: ProFund VP Short Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® Index – Composition

% of Index
Information Technology	27%
Health Care	14%
Consumer Discretionary	14%
Industrials	14%
Financials	13%
Consumer Staples	9%
Communication Services	4%
Energy	4%
Materials	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $423,000	$423,000	$423,000
TOTAL REPURCHASE AGREEMENTS (Cost $423,000)		423,000
TOTAL INVESTMENT SECURITIES (Cost $423,000)—99.9%		423,000
Net other assets (liabilities)—0.1%		528
NET ASSETS—100.0%		$423,528

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $17,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/20	(1.17)%	$(395,827)	$(3,369)
Dow Jones Industrial Average	UBS AG	7/27/20	(1.17)%	(23,559)	(198)
				$(419,386)	$(3,567)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 183

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$423,000
Repurchase agreements, at value	423,000
Total Investment Securities, at value	423,000
Cash	136
Receivable for capital shares issued	4,487
TOTAL ASSETS	427,623
LIABILITIES:
Unrealized depreciation on swap agreements	3,567
Advisory fees payable	168
Management services fees payable	22
Administration fees payable	19
Administrative services fees payable	95
Distribution fees payable	112
Transfer agency fees payable	17
Fund accounting fees payable	12
Compliance services fees payable	1
Other accrued expenses	82
TOTAL LIABILITIES	4,095
NET ASSETS	$423,528
NET ASSETS CONSIST OF:
Capital	$525,775
Total distributable earnings (loss)	(102,247)
NET ASSETS	$423,528
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	12,562
Net Asset Value (offering and redemption price per share)	$33.72

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$40
EXPENSES:
Advisory fees	408
Management services fees	54
Administration fees	50
Transfer agency fees	45
Administrative services fees	98
Distribution fees	136
Custody fees	8
Fund accounting fees	31
Trustee fees	2
Compliance services fees	1
Other fees	72
Recoupment of prior expenses reduced by the Advisor	10
TOTAL NET EXPENSES	915
NET INVESTMENT INCOME (LOSS)	(875)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(43,068)
Change in net unrealized appreciation/depreciation on swap agreements	(3,612)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(46,680)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(47,555)

See accompanying notes to financial statements.

184 :: ProFund VP Short Dow 30 :: Financial Statements

Statements of Changes in Net Assets
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(875)	$43
Net realized gains (losses) on investments	(43,068)	(2,984)
Change in net unrealized appreciation/depreciation on investments	(3,612)	161
Change in net assets resulting from operations	(47,555)	(2,780)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(5)
Change in net assets resulting from distributions	—	(5)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	789,086	—
Distributions reinvested	—	5
Value of shares redeemed	(329,531)	(167)
Change in net assets resulting from capital transactions	459,555	(162)
Change in net assets	412,000	(2,947)
NET ASSETS:
Beginning of period	11,528	14,475
End of period	$423,528	$11,528
SHARE TRANSACTIONS:
Issued	22,361	—	(a)(b)
Redeemed	(10,128)	(5	)(a)
Change in shares	12,233	(5)

(a)   As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

(b)  Amount is less than 0.50.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Dow 30 :: 185

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$35.04	$43.37	$42.35	$54.31	$67.20	$70.33
Investment Activities:
Net investment income (loss)(b)	(0.28)	0.13	— (c)	(0.44)	(0.88)	(1.12)
Net realized and unrealized gains (losses) on investments	(1.04)	(8.44)	1.02	(11.52)	(10.05)	(2.01)
Total income (loss) from investment activities	(1.32)	(8.31)	1.02	(11.96)	(10.93)	(3.13)
Distributions to Shareholders From:
Net investment income	—	(0.02)	—	—	—	—
Net realized gains on investments	—	—	—	—	(1.96)	—
Total distributions	—	(0.02)	—	—	(1.96)	—
Net Asset Value, End of Period	$33.72	$35.04	$43.37	$42.35	$54.31	$67.20
Total Return(d)	(3.66)%	(19.25)%	2.36%	(22.02)%	(16.45)%	(4.44)%
Ratios to Average Net Assets:
Gross expenses(e)	1.68%	1.76%	1.81%	2.87%	1.99%	4.80%
Net expenses(e)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(1.61)%	0.34%	0.03%	(0.90)%	(1.41)%	(1.64)%
Supplemental Data:
Net assets, end of period (000's)	$424	$12	$14	$14	$29	$29
Portfolio turnover rate(f)	—	—	—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

186 :: ProFund VP Short Emerging Markets :: Financial Statements

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD) for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	32%
Information Technology	23%
Communication Services	15%
Financials	14%
Materials	6%
Energy	5%
Consumer Staples	2%
Industrials	1%
Health Care	1%
Utilities	1%

Country Composition
China	49%
Taiwan	20%
India	11%
Brazil	10%
Other	10%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $1,402,001	$1,402,000	$1,402,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,402,000)		1,402,000
TOTAL INVESTMENT SECURITIES (Cost $1,402,000)—102.0%		1,402,000
Net other assets (liabilities)—(2.0)%		(26,997)
NET ASSETS—100.0%		$1,375,003

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $392,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	7/27/20	(0.47)%	$(463,228)	$(520)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	7/27/20	(0.47)%	(908,782)	(1,031)
				$(1,372,010)	$(1,551)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 187

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$1,402,000
Repurchase agreements, at value	1,402,000
Total Investment Securities, at value	1,402,000
Cash	845
Interest receivable	1
Receivable for capital shares issued	14,043
Prepaid expenses	74
TOTAL ASSETS	1,416,963
LIABILITIES:
Payable for capital shares redeemed	34,832
Unrealized depreciation on swap agreements	1,551
Advisory fees payable	727
Management services fees payable	97
Administration fees payable	88
Administrative services fees payable	1,466
Distribution fees payable	1,535
Transfer agency fees payable	78
Fund accounting fees payable	53
Compliance services fees payable	14
Other accrued expenses	1,519
TOTAL LIABILITIES	41,960
NET ASSETS	$1,375,003
NET ASSETS CONSIST OF:
Capital	$3,644,226
Total distributable earnings (loss)	(2,269,223)
NET ASSETS	$1,375,003
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	39,308
Net Asset Value (offering and redemption price per share)	$34.98

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$3,247
EXPENSES:
Advisory fees	7,327
Management services fees	977
Administration fees	916
Transfer agency fees	843
Administrative services fees	2,287
Distribution fees	2,442
Custody fees	147
Fund accounting fees	584
Trustee fees	30
Compliance services fees	14
Other fees	1,230
Total Gross Expenses before reductions	16,797
Expenses reduced and reimbursed by the Advisor	(281)
TOTAL NET EXPENSES	16,516
NET INVESTMENT INCOME (LOSS)	(13,269)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(222,804)
Change in net unrealized appreciation/depreciation on swap agreements	(8,169)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(230,973)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(244,242)

See accompanying notes to financial statements.

188 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(13,269)	$5,130
Net realized gains (losses) on investments	(222,804)	(375,364)
Change in net unrealized appreciation/depreciation on investments	(8,169)	11,231
Change in net assets resulting from operations	(244,242)	(359,003)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(96,628)
Change in net assets resulting from distributions	—	(96,628)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,073,675	8,803,755
Distributions reinvested	—	96,628
Value of shares redeemed	(9,299,628)	(9,587,412)
Change in net assets resulting from capital transactions	774,047	(687,029)
Change in net assets	529,805	(1,142,660)
NET ASSETS:
Beginning of period	845,198	1,987,858
End of period	$1,375,003	$845,198
SHARE TRANSACTIONS:
Issued	257,533	215,578
Reinvested	—	2,325
Redeemed	(242,831)	(234,908)
Change in shares	14,702	(17,005)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets :: 189

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$34.35		$47.77	$42.43		$58.80	$70.21	$62.96
Investment Activities:
Net investment income (loss)(b)	(0.26)		0.20	0.15		(0.44)	(0.95)	(1.10)
Net realized and unrealized gains (losses) on investments	0.89	(c)	(9.52)	5.19		(15.93)	(10.46)	8.35
Total income (loss) from investment activities	0.63		(9.32)	5.34		(16.37)	(11.41)	7.25
Distributions to Shareholders From:
Net investment income	—		(0.23)	—		—	—	—
Net realized gains on investments	—		(3.87)	—		—	—	—
Total distributions	—		(4.10)	—		—	—	—
Net Asset Value, End of Period	$34.98		$34.35	$47.77		$42.43	$58.80	$70.21
Total Return(d)	1.83%		(20.99)%	12.59	%(e)	(27.84)%	(16.24)%	11.52%
Ratios to Average Net Assets:
Gross expenses(f)	1.72%		1.67%	1.59%		1.69%	1.68%	1.71%
Net expenses(f)	1.69	%(g)	1.67%	1.52	%(e)	1.68%	1.68%	1.68%
Net investment income (loss)(f)	(1.36)%		0.48%	0.34	%(e)	(0.91)%	(1.42)%	(1.63)%
Supplemental Data:
Net assets, end of period (000's)	$1,375		$845	$1,988		$959	$1,660	$5,215
Portfolio turnover rate(h)	—		—	—		—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 11, 2017.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.59% and 0.27%, respectively, and the total return would have been 12.51%.
(f)	Annualized for periods less than one year.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(h)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

190 :: ProFund VP Short International :: Financial Statements

Investment Objective: The ProFund VP Short International seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index® – Composition

Industry Breakdown	% of Index
Financials	17%
Industrials	15%
Health Care	15%
Consumer Staples	12%
Consumer Discretionary	11%
Information Technology	8%
Materials	7%
Communication Services	5%
Utilities	4%
Energy	3%
Real Estate	3%

Country Composition
Japan	25%
United Kingdom	14%
France	11%
Switzerland	10%
Germany	9%
Other	31%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $803,001	$803,000	$803,000
TOTAL REPURCHASE AGREEMENTS (Cost $803,000)		803,000
TOTAL INVESTMENT SECURITIES (Cost $803,000)—100.2%		803,000
Net other assets (liabilities)—(0.2)%		(1,399)
NET ASSETS—100.0%		$801,601

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $220,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/27/20	(0.57)%	$(428,789)	$931
MSCI EAFE Index	UBS AG	7/27/20	(0.67)%	(366,321)	796
				$(795,110)	$1,727

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 191

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$803,000
Repurchase agreements, at value	803,000
Total Investment Securities, at value	803,000
Cash	594
Interest receivable	1
Unrealized appreciation on swap agreements	1,727
Receivable for capital shares issued	211
Prepaid expenses	33
TOTAL ASSETS	805,566
LIABILITIES:
Payable for capital shares redeemed	69
Advisory fees payable	679
Management services fees payable	90
Administration fees payable	70
Administrative services fees payable	846
Distribution fees payable	953
Transfer agency fees payable	63
Fund accounting fees payable	42
Compliance services fees payable	11
Other accrued expenses	1,142
TOTAL LIABILITIES	3,965
NET ASSETS	$801,601
NET ASSETS CONSIST OF:
Capital	$2,903,889
Total distributable earnings (loss)	(2,102,288)
NET ASSETS	$801,601
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	22,177
Net Asset Value (offering and redemption price per share)	$36.15

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$2,374
EXPENSES:
Advisory fees	4,807
Management services fees	641
Administration fees	618
Transfer agency fees	576
Administrative services fees	1,414
Distribution fees	1,602
Custody fees	92
Fund accounting fees	399
Trustee fees	20
Compliance services fees	11
Other fees	806
Total Gross Expenses before reductions	10,986
Expenses reduced and reimbursed by the Advisor	(219)
TOTAL NET EXPENSES	10,767
NET INVESTMENT INCOME (LOSS)	(8,393)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(162,433)
Change in net unrealized appreciation/depreciation on swap agreements	(230)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(162,663)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(171,056)

See accompanying notes to financial statements.

192 :: ProFund VP Short International :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,393)	$3,789
Net realized gains (losses) on investments	(162,433)	(235,585)
Change in net unrealized appreciation/depreciation on investments	(230)	19,507
Change in net assets resulting from operations	(171,056)	(212,289)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(22,231)
Change in net assets resulting from distributions	—	(22,231)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,308,454	4,055,233
Distributions reinvested	—	22,231
Value of shares redeemed	(6,932,056)	(5,429,883)
Change in net assets resulting from capital transactions	376,398	(1,352,419)
Change in net assets	205,342	(1,586,939)
NET ASSETS:
Beginning of period	596,259	2,183,198
End of period	$801,601	$596,259
SHARE TRANSACTIONS:
Issued	179,184	101,726	(a)
Reinvested	—	565	(a)
Redeemed	(173,962)	(135,101	)(a)
Change in shares	5,222	(32,810)

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short International :: 193

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)		Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$35.17	$43.87	$37.99		$47.87	$50.88	$52.87
Investment Activities:
Net investment income (loss)(b)	(0.26)	0.19	0.16		(0.36)	(0.72)	(0.84)
Net realized and unrealized gains (losses) on investments	1.24 (c)	(7.70)	5.72		(9.52)	(2.29)	(1.15)
Total income (loss) from investment activities	0.98	(7.51)	5.88		(9.88)	(3.01)	(1.99)
Distributions to Shareholders From:
Net investment income	—	(0.20)	—		—	—	—
Net realized gains on investments	—	(0.99)	—		—	—	—
Total distributions	—	(1.19)	—		—	—	—
Net Asset Value, End of Period	$36.15	$35.17	$43.87		$37.99	$47.87	$50.88
Total Return(d)	2.79%	(17.42)%	15.47	%(e)	(20.63)%	(5.90)%	(3.78)%
Ratios to Average Net Assets:
Gross expenses(f)	1.72%	1.69%	1.54%		1.69%	1.68%	1.72%
Net expenses(f)	1.68%	1.68%	1.46	%(e)	1.68%	1.68%	1.68%
Net investment income (loss)(f)	(1.31)%	0.48%	0.41	%(e)	(0.90)%	(1.41)%	(1.63)%
Supplemental Data:
Net assets, end of period (000's)	$802	$596	$2,183		$611	$1,183	$1,228
Portfolio turnover rate(g)	—	—	—		—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.54% and 0.33%, respectively, and the total return would have been 15.39%.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

194 :: ProFund VP Short Mid-Cap :: Financial Statements

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Information Technology	17%
Industrials	16%
Financials	15%
Consumer Discretionary	14%
Health Care	11%
Real Estate	10%
Materials	6%
Utilities	4%
Consumer Staples	4%
Communication Services	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $194,000	$194,000	$194,000
TOTAL REPURCHASE AGREEMENTS (Cost $194,000)		194,000
TOTAL INVESTMENT SECURITIES (Cost $194,000)—101.1%		194,000
Net other assets (liabilities)—(1.1)%		(2,124)
NET ASSETS—100.0%		$191,876

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $83,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/20	(1.02)%	$(128,041)	$(1,673)
S&P MidCap 400	UBS AG	7/27/20	(0.97)%	(63,034)	(893)
				$(191,075)	$(2,566)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 195

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$194,000
Repurchase agreements, at value	194,000
Total Investment Securities, at value	194,000
Cash	972
Receivable for capital shares issued	19
Prepaid expenses	28
TOTAL ASSETS	195,019
LIABILITIES:
Unrealized depreciation on swap agreements	2,566
Advisory fees payable	101
Management services fees payable	14
Administration fees payable	14
Administrative services fees payable	111
Distribution fees payable	127
Transfer agency fees payable	12
Fund accounting fees payable	8
Compliance services fees payable	4
Other accrued expenses	186
TOTAL LIABILITIES	3,143
NET ASSETS	$191,876
NET ASSETS CONSIST OF:
Capital	$2,542,771
Total distributable earnings (loss)	(2,350,895)
NET ASSETS	$191,876
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	7,022
Net Asset Value (offering and redemption price per share)	$27.32

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$608
EXPENSES:
Advisory fees	1,675
Management services fees	223
Administration fees	177
Transfer agency fees	171
Administrative services fees	590
Distribution fees	559
Custody fees	73
Fund accounting fees	119
Trustee fees	4
Compliance services fees	4
Other fees	225
Total Gross Expenses before reductions	3,820
Expenses reduced and reimbursed by the Advisor	(43)
TOTAL NET EXPENSES	3,777
NET INVESTMENT INCOME (LOSS)	(3,169)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	139,689
Change in net unrealized appreciation/depreciation on swap agreements	(2,492)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	137,197
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$134,028

See accompanying notes to financial statements.

196 :: ProFund VP Short Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,169)	$1,287
Net realized gains (losses) on investments	139,689	(93,163)
Change in net unrealized appreciation/depreciation on investments	(2,492)	6,608
Change in net assets resulting from operations	134,028	(85,268)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(411)
Change in net assets resulting from distributions	—	(411)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,204,907	7,384,516
Distributions reinvested	—	411
Value of shares redeemed	(12,288,658)	(7,814,176)
Change in net assets resulting from capital transactions	(83,751)	(429,249)
Change in net assets	50,277	(514,928)
NET ASSETS:
Beginning of period	141,599	656,527
End of period	$191,876	$141,599
SHARE TRANSACTIONS:
Issued	359,360	240,486
Reinvested	—	13
Redeemed	(357,440)	(253,997)
Change in shares	1,920	(13,498)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Mid-Cap :: 197

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$27.75		$35.30	$33.94	$40.17	$55.37	$56.30
Investment Activities:
Net investment income (loss)(b)	(0.23)		0.18	0.05	(0.30)	(0.71)	(0.88)
Net realized and unrealized gains (losses) on investments	(0.20	)(c)	(7.64)	3.33	(5.66)	(10.19)	(0.05)
Total income (loss) from investment activities	(0.43)		(7.46)	3.38	(5.96)	(10.90)	(0.93)
Distributions to Shareholders From:
Net investment income	—		(0.09)	—	—	—	—
Net realized gains on investments	—		—	(2.02)	(0.27)	(4.30)	—
Total distributions	—		(0.09)	(2.02)	(0.27)	(4.30)	—
Net Asset Value, End of Period	$27.32		$27.75	$35.30	$33.94	$40.17	$55.37
Total Return(d)	(1.51)%		(21.17)%	10.97%	(14.85)%	(20.19)%	(1.70)%
Ratios to Average Net Assets:
Gross expenses(e)	1.71%		1.66%	1.67%	1.68%	1.68%	1.84%
Net expenses(e)	1.69	%(f)	1.66%	1.67%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(1.42)%		0.59%	0.17%	(0.81)%	(1.42)%	(1.64)%
Supplemental Data:
Net assets, end of period (000's)	$192		$142	$657	$165	$396	$547
Portfolio turnover rate(g)	—		—	—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

198 :: ProFund VP Short Nasdaq-100 :: Financial Statements

Investment Objective: The ProFund VP Short Nasdaq-100 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(1)%
Swap Agreements	(99)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	20%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $14,749,011	$14,749,000	$14,749,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,749,000)		14,749,000
TOTAL INVESTMENT SECURITIES (Cost $14,749,000)—101.9%		14,749,000
Net other assets (liabilities)—(1.9)%		(277,100)
NET ASSETS—100.0%		$14,471,900

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $1,773,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	9/21/20	$(202,670)	$(1,176)

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/27/20	(1.27)%	$(13,301,583)	$(266,769)
Nasdaq-100 Index	UBS AG	7/27/20	(1.12)%	(954,056)	(18,472)
				$(14,255,639)	$(285,241)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Nasdaq-100 :: 199

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$14,749,000
Repurchase agreements, at value	14,749,000
Total Investment Securities, at value	14,749,000
Cash	379
Segregated cash balances for futures contracts with brokers	16,500
Segregated cash balances for swap agreements with custodian	600
Interest receivable	11
Receivable for capital shares issued	81,124
Prepaid expenses	170
TOTAL ASSETS	14,847,784
LIABILITIES:
Payable for capital shares redeemed	70,842
Unrealized depreciation on swap agreements	285,241
Variation margin on futures contracts	3,195
Advisory fees payable	3,382
Management services fees payable	451
Administration fees payable	402
Administrative services fees payable	2,590
Distribution fees payable	2,888
Transfer agency fees payable	328
Fund accounting fees payable	221
Compliance services fees payable	58
Other accrued expenses	6,286
TOTAL LIABILITIES	375,884
NET ASSETS	$14,471,900
NET ASSETS CONSIST OF:
Capital	$27,968,376
Total distributable earnings (loss)	(13,496,476)
NET ASSETS	$14,471,900
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	596,979
Net Asset Value (offering and redemption price per share)	$24.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$23,372
EXPENSES:
Advisory fees	23,780
Management services fees	3,171
Administration fees	3,279
Transfer agency fees	2,784
Administrative services fees	7,582
Distribution fees	7,927
Custody fees	502
Fund accounting fees	1,912
Trustee fees	105
Compliance services fees	58
Other fees	5,547
Total Gross Expenses before reductions	56,647
Expenses reduced and reimbursed by the Advisor	(3,379)
TOTAL NET EXPENSES	53,268
NET INVESTMENT INCOME (LOSS)	(29,896)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(145,848)
Net realized gains (losses) on swap agreements	(408,200)
Change in net unrealized appreciation/depreciation on futures contracts	3,962
Change in net unrealized appreciation/depreciation on swap agreements	(317,352)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(867,438)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(897,334)

See accompanying notes to financial statements.

200 :: ProFund VP Short Nasdaq-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(29,896)	$11,485
Net realized gains (losses) on investments	(554,048)	(966,348)
Change in net unrealized appreciation/depreciation on investments	(313,390)	18,618
Change in net assets resulting from operations	(897,334)	(936,245)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(2,407)
Change in net assets resulting from distributions	—	(2,407)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	170,770,426	121,885,465
Distributions reinvested	—	2,407
Value of shares redeemed	(162,753,940)	(118,263,754)
Change in net assets resulting from capital transactions	8,016,486	3,624,118
Change in net assets	7,119,152	2,685,466
NET ASSETS:
Beginning of period	7,352,748	4,667,282
End of period	$14,471,900	$7,352,748
SHARE TRANSACTIONS:
Issued	5,945,081	3,239,164	(a)
Reinvested	—	65	(a)
Redeemed	(5,578,569)	(3,113,922	)(a)
Change in shares	366,512	125,307

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Nasdaq-100 :: 201

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019(a)		Year Ended Dec. 31, 2018(a)		Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$31.90	$44.38		$45.72		$61.17	$68.02	$78.20
Investment Activities:
Net investment income (loss)(b)	(0.14)	0.12		0.04		(0.44)	(0.96)	(1.16)
Net realized and unrealized gains (losses) on investments	(7.52)	(12.55)		(1.38)		(15.01)	(5.89)	(9.02)
Total income (loss) from investment activities	(7.66)	(12.43)		(1.34)		(15.45)	(6.85)	(10.18)
Distributions to Shareholders From:
Net investment income	—	(0.05)		—		—	—	—
Net Asset Value, End of Period	$24.24			$44.38		$45.72	$61.17	$68.02
Total Return(c)	(24.01)%	(28.05)%		(2.89	)%(d)	(25.25)%	(10.06)%	(13.04)%
Ratios to Average Net Assets:
Gross expenses(e)	1.79%	1.73%		1.76%		1.72%	1.69%	1.77%
Net expenses(e)	1.68%	1.69	%(f)	1.66	%(d)	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(0.94)%	0.32%		0.08	%(d)	(0.85)%	(1.42)%	(1.64)%
Supplemental Data:
Net assets, end of period (000's)	$14,472	$7,353		$4,667		$3,593	$3,797	$2,811
Portfolio turnover rate(g)	—	—		—		—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.07%, respectively, and the total return would have been (2.90)%.
(e)	Annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

202 :: ProFund VP Short Small-Cap :: Financial Statements

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(93)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Health Care	20%
Financials	16%
Industrials	15%
Information Technology	14%
Consumer Discretionary	12%
Real Estate	7%
Materials	4%
Utilities	4%
Consumer Staples	3%
Communication Services	3%
Energy	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $1,877,001	$1,877,000	$1,877,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,877,000)		1,877,000
TOTAL INVESTMENT SECURITIES (Cost $1,877,000)—95.3%		1,877,000
Net other assets (liabilities)—4.7%		91,709
NET ASSETS—100.0%		$1,968,709

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $495,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	9/21/20	$(143,630)	$2,617

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/27/20	(0.72)%	$(331,830)	$(3,808)
Russell 2000 Index	UBS AG	7/27/20	(0.47)%	(1,490,912)	(20,935)
				$(1,822,742)	$(24,743)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 203

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$1,877,000
Repurchase agreements, at value	1,877,000
Total Investment Securities, at value	1,877,000
Cash	519
Segregated cash balances for futures contracts with brokers	14,080
Interest receivable	1
Receivable for capital shares issued	121,303
Prepaid expenses	63
TOTAL ASSETS	2,012,966
LIABILITIES:
Payable for capital shares redeemed	11,622
Unrealized depreciation on swap agreements	24,743
Variation margin on futures contracts	1,310
Advisory fees payable	933
Management services fees payable	124
Administration fees payable	155
Administrative services fees payable	1,364
Distribution fees payable	1,418
Transfer agency fees payable	126
Fund accounting fees payable	85
Compliance services fees payable	21
Other accrued expenses	2,356
TOTAL LIABILITIES	44,257
NET ASSETS	$1,968,709
NET ASSETS CONSIST OF:
Capital	$7,236,532
Total distributable earnings (loss)	(5,267,823)
NET ASSETS	$1,968,709
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	198,525
Net Asset Value (offering and redemption price per share)	$9.92

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$6,477
EXPENSES:
Advisory fees	9,883
Management services fees	1,318
Administration fees	1,289
Transfer agency fees	1,069
Administrative services fees	3,332
Distribution fees	3,294
Custody fees	230
Fund accounting fees	738
Trustee fees	35
Compliance services fees	21
Licensing fees	1,774
Other fees	1,431
Total Gross Expenses before reductions	24,414
Expenses reduced and reimbursed by the Advisor	(2,277)
TOTAL NET EXPENSES	22,137
NET INVESTMENT INCOME (LOSS)	(15,660)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	24,502
Net realized gains (losses) on swap agreements	160,660
Change in net unrealized appreciation/depreciation on futures contracts	7,924
Change in net unrealized appreciation/depreciation on swap agreements	(24,577)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	168,509
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$152,849

See accompanying notes to financial statements.

204 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,660)	$9,164
Net realized gains (losses) on investments	185,162	(511,821)
Change in net unrealized appreciation/depreciation on investments	(16,653)	(2,866)
Change in net assets resulting from operations	152,849	(505,523)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(178,883)
Change in net assets resulting from distributions	—	(178,883)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	33,947,063	40,251,079
Distributions reinvested	—	178,883
Value of shares redeemed	(33,986,072)	(40,821,892)
Change in net assets resulting from capital transactions	(39,009)	(391,930)
Change in net assets	113,840	(1,076,336)
NET ASSETS:
Beginning of period	1,854,869	2,931,205
End of period	$1,968,709	$1,854,869
SHARE TRANSACTIONS:
Issued	2,828,160	3,389,361
Reinvested	—	15,609
Redeemed	(2,811,561)	(3,427,494)
Change in shares	16,599	(22,524)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Small-Cap :: 205

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$10.20		$14.34	$12.99		$15.14	$19.31	$19.47
Investment Activities:
Net investment income (loss)(a)	(0.07)		0.05	0.01		(0.12)	(0.26)	(0.31)
Net realized and unrealized gains (losses) on investments	(0.21	)(b)	(2.89)	1.34		(2.03)	(3.91)	0.15
Total income (loss) from investment activities	(0.28)		(2.84)	1.35		(2.15)	(4.17)	(0.16)
Distributions to Shareholders From:
Net investment income	—		(0.01)	—		—	—	—
Net realized gains on investments	—		(1.29)	—		—	—	—
Total distributions	—		(1.30)	—		—	—	—
Net Asset Value, End of Period	$9.92		$10.20	$14.34		$12.99	$15.14	$19.31
Total Return(c)	(2.75)%		(20.78)%	10.39	%(d)	(14.20)%	(21.60)%	(0.82)%
Ratios to Average Net Assets:
Gross expenses(e)	1.85%		1.77%	1.78%		1.70%	1.72%	1.74%
Net expenses(e)	1.68%		1.68%	1.68	%(d)	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(1.19)%		0.42%	0.10	%(d)	(0.87)%	(1.42)%	(1.64)%
Supplemental Data:
Net assets, end of period (000's)	$1,969		$1,855	$2,931		$1,882	$2,087	$2,342
Portfolio turnover rate(f)	—		—	—		—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Not annualized for periods less than one year.
(d)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. The effect to the net expense ratio, net investment income (loss) ratio, and total return were each less than 0.005%.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

206 :: ProFund VP Small-Cap :: Financial Statements

Investment Objective: The ProFund VP Small-Cap seeks investment results that, before fees and expenses, correspond to the performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Futures Contracts	5%
Swap Agreements	43%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Deckers Outdoor Corp.	0.2%
LHC Group, Inc.	0.2%
BJ's Wholesale Club Holdings, Inc.	0.2%
Churchill Downs, Inc.	0.1%
Novavax, Inc.	0.1%

Russell 2000® Index – Composition

% of Index
Health Care	20%
Financials	16%
Industrials	15%
Information Technology	14%
Consumer Discretionary	12%
Real Estate	7%
Materials	4%
Utilities	4%
Consumer Staples	3%
Communication Services	3%
Energy	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (52.2%)

	Shares	Value
1-800-Flowers.com, Inc.*–Class A (Internet & Direct Marketing Retail)	63	$1,261
1Life Healthcare, Inc.* (Health Care Providers & Services)	54	1,961
1st Constitution BanCorp (Banks)	23	285
1st Source Corp. (Banks)	41	1,459
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	291	2,034
89Bio, Inc.* (Biotechnology)	7	140
8x8, Inc.* (Software)	256	4,096
A10 Networks, Inc.* (Software)	155	1,056
AAON, Inc. (Building Products)	103	5,592
AAR Corp. (Aerospace & Defense)	84	1,736
Aaron's, Inc. (Specialty Retail)	170	7,718
Abeona Therapeutics, Inc.* (Biotechnology)	150	437
Abercrombie & Fitch Co.—Class A (Specialty Retail)	155	1,649
ABM Industries, Inc. (Commercial Services & Supplies)	169	6,135
Acacia Communications, Inc.* (Communications Equipment)	98	6,584
Acacia Research Corp.* (Professional Services)	120	491
Acadia Realty Trust (Equity Real Estate Investment Trusts)	213	2,765
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	106	1,021
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	77	1,167
ACCO Brands Corp. (Commercial Services & Supplies)	232	1,647
Accuray, Inc.* (Health Care Equipment & Supplies)	225	457
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	201	243
ACI Worldwide, Inc.* (Software)	288	7,772
ACNB Corp. (Banks)	21	550
Acushnet Holdings Corp. (Leisure Products)	86	2,992
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	6	161
AdaptHealth Corp.* (Health Care Providers & Services)	20	322
Addus Homecare Corp.* (Health Care Providers & Services)	35	3,240
Adient PLC* (Auto Components)	221	3,629
ADMA Biologics, Inc.* (Biotechnology)	151	442
Adtalem Global Education, Inc.* (Diversified Consumer Services)	131	4,081
ADTRAN, Inc. (Communications Equipment)	120	1,312
Aduro Biotech, Inc.* (Biotechnology)	167	386
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	186	5,612
Advanced Drainage Systems, Inc. (Building Products)	124	6,125
Advanced Emissions Solutions, Inc. (Chemicals)	40	194
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	96	6,508
AdvanSix, Inc.* (Chemicals)	69	810
Adverum Biotechnologies, Inc.* (Biotechnology)	184	3,842
Aegion Corp.* (Construction & Engineering)	76	1,206
Aeglea BioTherapeutics, Inc.* (Biotechnology)	106	981
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	92	1,358
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	185	7,334
AeroVironment, Inc.* (Aerospace & Defense)	54	4,301
Affimed NV* (Biotechnology)	185	854
Agenus, Inc.* (Biotechnology)	348	1,368
Agile Therapeutics, Inc.* (Pharmaceuticals)	171	475

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 207

Common Stocks, continued

	Shares	Value
Agilysys, Inc.* (Software)	46	$825
Agree Realty Corp. (Equity Real Estate Investment Trusts)	134	8,805
AgroFresh Solutions, Inc.* (Chemicals)	75	227
Aimmune Therapeutics, Inc.* (Biotechnology)	117	1,955
Air Transport Services Group, Inc.* (Air Freight & Logistics)	148	3,296
Akcea Therapeutics, Inc.* (Pharmaceuticals)	41	562
Akebia Therapeutics, Inc.* (Biotechnology)	327	4,441
Akerna Corp.* (Professional Services)	23	202
Akero Therapeutics, Inc.* (Biotechnology)	28	698
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	78	647
Alamo Group, Inc. (Machinery)	25	2,566
Alarm.com Holdings, Inc.* (Software)	114	7,388
Alaska Communications Systems Group, Inc. (Diversified Telecommunication Services)	130	363
Albany International Corp.—Class A (Machinery)	77	4,521
Albireo Pharma, Inc.* (Biotechnology)	33	874
Alcoa Corp.* (Metals & Mining)	471	5,294
Alector, Inc.* (Biotechnology)	116	2,835
Alerus Financial Corp. (Diversified Financial Services)	38	751
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	181	2,206
Alexander's, Inc. (Equity Real Estate Investment Trusts)	5	1,205
Alico, Inc. (Food Products)	13	405
Allakos, Inc.* (Biotechnology)	61	4,383
Allegheny Technologies, Inc.* (Metals & Mining)	319	3,251
Allegiance Bancshares, Inc. (Banks)	48	1,219
Allegiant Travel Co. (Airlines)	33	3,604
ALLETE, Inc. (Electric Utilities)	131	7,154
Allied Motion Technologies, Inc. (Electrical Equipment)	18	635
Allogene Therapeutics, Inc.* (Biotechnology)	122	5,224
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	407	2,755
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	51	555
Alpha Pro Tech, Ltd.* (Building Products)	31	549
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	112	526
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	17	276
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	43	334
Altair Engineering, Inc.*—Class A (Software)	106	4,214
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	12	177
Altra Industrial Motion Corp. (Machinery)	162	5,161
AMAG Pharmaceuticals, Inc.* (Biotechnology)	78	597
Amalgamated Bank—Class A (Banks)	33	417
A-Mark Precious Metals, Inc.* (Diversified Financial Services)	12	229
Ambac Financial Group, Inc.* (Insurance)	114	1,632
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	83	3,801
AMC Entertainment Holdings, Inc.—Class A (Entertainment)	131	562
AMC Networks, Inc.*—Class A (Media)	97	2,269
Amerant BanCorp, Inc.* (Banks)	57	857
Ameresco, Inc.*—Class A (Construction & Engineering)	61	1,695
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	127	3,536
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	283	2,151
American Eagle Outfitters, Inc. (Specialty Retail)	379	4,131
American Equity Investment Life Holding Co. (Insurance)	228	5,634
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	275	2,182
American National Bankshares, Inc. (Banks)	27	676
American Public Education, Inc.* (Diversified Consumer Services)	36	1,066
American Realty Investors, Inc.* (Real Estate Management & Development)	3	27
American Renal Associates Holdings, Inc.* (Health Care Providers & Services)	34	222
American Software, Inc.—Class A (Software)	75	1,182
American States Water Co. (Water Utilities)	93	7,313
American Superconductor Corp.* (Electrical Equipment)	55	447
American Vanguard Corp. (Chemicals)	73	1,004
American Woodmark Corp.* (Building Products)	43	3,253
America's Car-Mart, Inc.* (Specialty Retail)	15	1,318
Ameris Bancorp (Banks)	167	3,940
AMERISAFE, Inc. (Insurance)	48	2,936
Ames National Corp. (Banks)	22	434
Amicus Therapeutics, Inc.* (Biotechnology)	639	9,636
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	251	3,090
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	117	5,293
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	249	1,185
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	89	1,999
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	177	756
AnaptysBio, Inc.* (Biotechnology)	54	1,206
Anavex Life Sciences Corp.* (Biotechnology)	129	635
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	92	936
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	24	776
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	35	1,321
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	413	1,136
Anterix, Inc.* (Diversified Telecommunication Services)	34	1,542
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	610	1,549
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	247	420
Apellis Pharmaceuticals, Inc.* (Biotechnology)	151	4,932
API Group Corp.* (Construction & Engineering)	352	4,277
Apogee Enterprises, Inc. (Building Products)	65	1,498
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	389	3,816

See accompanying notes to financial statements.

208 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	25	$413
Appfolio, Inc.* (Software)	40	6,508
Appian Corp.* (Software)	83	4,254
Applied Genetic Technologies Corp.* (Biotechnology)	59	327
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	97	6,052
Applied Optoelectronics, Inc.* (Communications Equipment)	49	533
Applied Therapeutics, Inc.* (Biotechnology)	34	1,229
Aprea Therapeutics, Inc.* (Biotechnology)	18	698
Aptinyx, Inc.* (Biotechnology)	62	259
Apyx Medical Corp.* (Health Care Equipment & Supplies)	84	466
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	50	243
Aravive, Inc.* (Biotechnology)	31	361
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	259	2,393
ArcBest Corp. (Road & Rail)	63	1,670
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	38	1,080
Archrock, Inc. (Energy Equipment & Services)	326	2,116
Arconic Corp.* (Metals & Mining)	250	3,483
Arcosa, Inc. (Construction & Engineering)	122	5,148
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	33	1,542
Arcus Biosciences, Inc.* (Biotechnology)	83	2,053
Arcutis Biotherapeutics, Inc.* (Biotechnology)	24	726
Ardelyx, Inc.* (Biotechnology)	184	1,273
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	84	365
Arena Pharmaceuticals, Inc.* (Biotechnology)	142	8,939
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	77	702
Argan, Inc. (Construction & Engineering)	37	1,753
Argo Group International Holdings, Ltd. (Insurance)	82	2,856
Arlington Asset Investment Corp.—Class A (Capital Markets)	92	273
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	195	503
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	141	1,403
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	161	1,512
Arrow Financial Corp. (Banks)	32	951
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	252	10,884
Artesian Resources Corp.—Class A (Water Utilities)	20	726
Artisan Partners Asset Management, Inc. (Capital Markets)	137	4,453
Arvinas, Inc.* (Pharmaceuticals)	74	2,482
Asbury Automotive Group, Inc.* (Specialty Retail)	48	3,712
ASGN, Inc.* (Professional Services)	128	8,535
Aspen Aerogels, Inc.* (Energy Equipment & Services)	51	336
Aspen Group, Inc.* (Diversified Consumer Services)	47	425
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	119	457
Assembly Biosciences, Inc.* (Pharmaceuticals)	77	1,796
Assetmark Financial Holdings, Inc.* (Capital Markets)	41	1,119
Associated Capital Group, Inc.—Class A (Capital Markets)	5	183
Astec Industries, Inc. (Machinery)	56	2,593
Astronics Corp.* (Aerospace & Defense)	58	612
Asure Software, Inc.* (Software)	34	219
AT Home Group, Inc.* (Specialty Retail)	121	785
Atara Biotherapeutics, Inc.* (Biotechnology)	144	2,098
Athenex, Inc.* (Biotechnology)	185	2,546
Athersys, Inc.* (Biotechnology)	436	1,203
Atkore International Group, Inc.* (Electrical Equipment)	119	3,255
Atlantic Capital Bancshares, Inc.* (Banks)	53	644
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	228	456
Atlantic Union Bankshares (Banks)	196	4,539
Atlanticus Holdings Corp.* (Consumer Finance)	13	134
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	65	2,797
ATN International, Inc. (Diversified Telecommunication Services)	28	1,696
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	36	324
Atreca, Inc.*—Class A (Biotechnology)	54	1,149
AtriCure, Inc.* (Health Care Equipment & Supplies)	98	4,405
Atrion Corp. (Health Care Equipment & Supplies)	4	2,548
Auburn National BanCorp, Inc. (Banks)	6	343
Avalon GloboCare Corp.* (Health Care Providers & Services)	48	91
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	120	3,527
Avaya Holdings Corp.*—Class C (Software)	233	2,880
Avenue Therapeutics, Inc.* (Pharmaceuticals)	17	183
AVEO Pharmaceuticals, Inc.* (Biotechnology)	34	175
Avid Bioservices, Inc.* (Biotechnology)	142	932
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	79	574
Avis Budget Group, Inc.* (Road & Rail)	132	3,021
Avista Corp. (Multi-Utilities)	169	6,150
Avrobio, Inc.* (Biotechnology)	78	1,361
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	82	2,284
Axcella Health, Inc.* (Biotechnology)	24	133
AxoGen, Inc.* (Health Care Equipment & Supplies)	92	850
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	77	2,703
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	145	3,202
Axsome Therapeutics, Inc.* (Pharmaceuticals)	70	5,759
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	98	466
Aytu BioScience, Inc.* (Pharmaceuticals)	58	82
AZZ, Inc. (Electrical Equipment)	65	2,231
B Riley Financial, Inc. (Capital Markets)	49	1,066
B&G Foods, Inc.(a)—Class A (Food Products)	160	3,901

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 209

Common Stocks, continued

	Shares	Value
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	73	$4,593
Balchem Corp. (Chemicals)	81	7,684
Banc of California, Inc. (Banks)	112	1,213
Bancfirst Corp. (Banks)	47	1,907
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Diversified Financial Services)	78	897
BancorpSouth Bank (Banks)	249	5,662
Bandwidth, Inc.* (Diversified Telecommunication Services)	48	6,096
Bank First Corp. (Banks)	16	1,026
Bank of Commerce Holdings (Banks)	40	303
Bank of Marin Bancorp (Banks)	33	1,100
Bank7 Corp. (Thrifts & Mortgage Finance)	7	76
BankFinancial Corp. (Thrifts & Mortgage Finance)	34	286
BankUnited, Inc. (Banks)	231	4,678
Bankwell Financial Group, Inc. (Banks)	17	270
Banner Corp. (Banks)	87	3,306
Bar Harbor Bankshares (Banks)	39	873
Barnes Group, Inc. (Machinery)	118	4,668
Barrett Business Services, Inc. (Professional Services)	19	1,009
Baycom Corp.* (Banks)	29	374
BBX Capital Corp. (Hotels, Restaurants & Leisure)	157	399
BCB BanCorp, Inc. (Banks)	37	343
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	137	3,613
Beam Therapeutics, Inc.* (Biotechnology)	31	868
Beazer Homes USA, Inc.* (Household Durables)	72	725
Bed Bath & Beyond, Inc. (Specialty Retail)	319	3,381
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	25	268
Belden, Inc. (Electronic Equipment, Instruments & Components)	111	3,613
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	9	113
Bellring Brands, Inc.*—Class A (Personal Products)	100	1,994
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	92	1,987
Benefitfocus, Inc.* (Software)	73	785
Benefytt Technologies, Inc.* (Insurance)	26	532
Berkshire Hills Bancorp, Inc. (Banks)	112	1,234
Berry Corp. (Oil, Gas & Consumable Fuels)	170	821
Beyond Air, Inc.* (Health Care Equipment & Supplies)	33	239
Beyondspring, Inc.* (Biotechnology)	34	513
BG Staffing, Inc. (Professional Services)	23	260
BGC Partners, Inc.—Class A (Capital Markets)	767	2,102
Big Lots, Inc. (Multiline Retail)	99	4,158
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	2	138
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	388	1,849
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	223	972
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	119	8,700
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	18	294
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	53	382
BioSpecifics Technologies Corp.* (Biotechnology)	16	980
BioTelemetry, Inc.* (Health Care Providers & Services)	84	3,796
Bioxcel Therapeutics, Inc.* (Biotechnology)	27	1,431
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	47	984
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	344	12,822
Black Diamond Therapeutics, Inc.* (Biotechnology)	31	1,307
Black Hills Corp. (Multi-Utilities)	158	8,952
Blackbaud, Inc. (Software)	124	7,078
Blackline, Inc.* (Software)	126	10,446
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	346	8,334
Bloom Energy Corp.* (Electrical Equipment)	214	2,328
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	220	2,345
Blucora, Inc.* (Capital Markets)	121	1,382
Blue Bird Corp.* (Machinery)	39	585
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	13	70
Blueprint Medicines Corp.* (Biotechnology)	136	10,608
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	59	477
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	169	4,249
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	15	131
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	110	1,465
Boise Cascade Co. (Paper & Forest Products)	98	3,686
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	47	697
Boot Barn Holdings, Inc.* (Specialty Retail)	72	1,552
Boston Omaha Corp.*—Class A (Media)	28	448
Boston Private Financial Holdings, Inc. (Banks)	206	1,417
Bottomline Technologies, Inc.* (Software)	109	5,534
Box, Inc.*—Class A (Software)	371	7,701
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	204	4,264
Brady Corp.—Class A (Commercial Services & Supplies)	122	5,712
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	67	751
Bridge Bancorp, Inc. (Banks)	42	959
Bridgebio Pharma, Inc.* (Biotechnology)	183	5,968
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	55	564
Bridgford Foods Corp.* (Food Products)	4	66
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	76	939
Brightcove, Inc.* (IT Services)	98	772
Brightsphere Investment Group, Inc. (Capital Markets)	156	1,944
Brightview Holdings, Inc.* (Commercial Services & Supplies)	78	874

See accompanying notes to financial statements.

210 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Brinker International, Inc. (Hotels, Restaurants & Leisure)	110	$2,640
Bristow Group, Inc.* (Energy Equipment & Services)	17	237
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	324	3,068
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	462	1,363
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	82	3,734
Brookline Bancorp, Inc. (Banks)	195	1,966
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	183	8,096
BRP Group, Inc.*—Class A (Insurance)	50	864
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	25	271
Bryn Mawr Bank Corp. (Banks)	50	1,383
Builders FirstSource, Inc.* (Building Products)	291	6,023
Business First Bancshares, Inc. (Banks)	31	476
Byline Bancorp, Inc. (Banks)	61	799
C&F Financial Corp. (Banks)	9	299
Cabaletta Bio, Inc.* (Biotechnology)	32	356
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	73	10,187
Cactus, Inc.—Class A (Energy Equipment & Services)	120	2,476
Cadence Bancorp (Banks)	315	2,791
Cadiz, Inc.* (Water Utilities)	50	508
Caesarstone, Ltd. (Building Products)	56	664
CAI International, Inc.* (Trading Companies & Distributors)	41	683
CalAmp Corp.* (Communications Equipment)	84	673
Calavo Growers, Inc. (Food Products)	41	2,579
Caledonia Mining Corp. PLC (Metals & Mining)	28	485
Caleres, Inc. (Specialty Retail)	96	801
California BanCorp, Inc.* (Banks)	19	283
California Resources Corp.* (Oil, Gas & Consumable Fuels)	122	149
California Water Service Group (Water Utilities)	123	5,867
Calithera Biosciences, Inc.* (Biotechnology)	165	871
Calix, Inc.* (Communications Equipment)	122	1,818
Callaway Golf Co. (Leisure Products)	235	4,115
Cal-Maine Foods, Inc.* (Food Products)	80	3,558
Calyxt, Inc.* (Biotechnology)	26	128
Cambium Networks Corp.* (Communications Equipment)	14	103
Cambridge BanCorp (Banks)	16	948
Camden National Corp. (Banks)	37	1,278
Camping World Holdings, Inc.—Class A (Specialty Retail)	83	2,254
Cannae Holdings, Inc.* (Diversified Financial Services)	213	8,754
Cantel Medical Corp. (Health Care Equipment & Supplies)	95	4,202
Capital BanCorp, Inc.* (Banks)	20	214
Capital City Bank Group, Inc. (Banks)	34	712
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	334	3,677
Capstar Financial Holdings, Inc. (Banks)	40	480
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	240	1,318
Cara Therapeutics, Inc.* (Biotechnology)	104	1,778
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	87	2,745
Cardlytics, Inc.* (Media)	65	4,548
Cardtronics PLC*—Class A (IT Services)	90	2,158
CareDx, Inc.* (Biotechnology)	108	3,826
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	240	4,118
Cargurus, Inc.* (Interactive Media & Services)	217	5,500
Carpenter Technology Corp. (Metals & Mining)	119	2,889
Carriage Services, Inc. (Diversified Consumer Services)	41	743
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	89	431
Cars.com, Inc.* (Interactive Media & Services)	170	979
Carter Bank & Trust (Banks)	57	460
Casa Systems, Inc.* (Communications Equipment)	80	333
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	116	6,046
CASI Pharmaceuticals, Inc.* (Biotechnology)	135	338
Casper Sleep, Inc.* (Household Durables)	21	188
Cass Information Systems, Inc. (IT Services)	36	1,405
Cassava Sciences, Inc.* (Pharmaceuticals)	58	179
Castle Biosciences, Inc.* (Biotechnology)	26	980
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	45	289
Catalyst Biosciences, Inc.* (Biotechnology)	44	258
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	244	1,127
Catasys, Inc.* (Health Care Providers & Services)	20	495
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	123	1,089
Cathay General Bancorp (Banks)	191	5,023
Cavco Industries, Inc.* (Household Durables)	22	4,243
CB Financial Services, Inc. (Banks)	12	262
CBIZ, Inc.* (Professional Services)	128	3,068
CBTX, Inc. (Banks)	44	924
CECO Environmental Corp.* (Commercial Services & Supplies)	78	514
Cellular Biomedicine Group, Inc.* (Biotechnology)	31	464
CEL-SCI Corp.* (Biotechnology)	83	1,238
Celsius Holdings, Inc.* (Beverages)	86	1,012
Centogene NV* (Biotechnology)	10	229
Central European Media Enterprises, Ltd.*—Class A (Media)	224	793
Central Garden & Pet Co.* (Household Products)	24	864
Central Garden & Pet Co.*—Class A (Household Products)	99	3,345
Central Pacific Financial Corp. (Banks)	69	1,106
Central Valley Community BanCorp (Banks)	27	416
Century Aluminum Co.* (Metals & Mining)	127	906
Century BanCorp, Inc.—Class A (Banks)	7	544
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	68	282
Century Communities, Inc.* (Household Durables)	73	2,238
Cerecor, Inc.* (Pharmaceuticals)	73	190
Cerence, Inc.* (Software)	92	3,757
Cerus Corp.* (Health Care Equipment & Supplies)	407	2,686

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 211

Common Stocks, continued

	Shares	Value
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	55	$2,058
Champions Oncology, Inc.* (Life Sciences Tools & Services)	18	172
Championx Corp.* (Energy Equipment & Services)	467	4,557
ChannelAdvisor Corp.* (Software)	69	1,093
Chart Industries, Inc.* (Machinery)	91	4,413
Chase Corp. (Chemicals)	19	1,948
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	117	716
Checkpoint Therapeutics, Inc.* (Biotechnology)	103	204
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	62	842
Chembio Diagnostics, Inc.* (Health Care Equipment & Supplies)	49	159
ChemoCentryx, Inc.* (Biotechnology)	112	6,444
Chemung Financial Corp. (Banks)	9	246
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	38	343
Chesapeake Utilities Corp. (Gas Utilities)	41	3,444
Chiasma, Inc.* (Pharmaceuticals)	92	495
Chico's FAS, Inc. (Specialty Retail)	299	413
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	483	4,642
Chimerix, Inc.* (Biotechnology)	122	378
ChoiceOne Financial Services, Inc. (Banks)	17	503
ChromaDex Corp.* (Life Sciences Tools & Services)	102	468
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	96	12,781
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	42	625
Cidara Therapeutics, Inc.* (Biotechnology)	84	310
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	28	302
Cimpress PLC* (Commercial Services & Supplies)	45	3,435
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	126	1,871
Cinemark Holdings, Inc. (Entertainment)	269	3,107
CIRCOR International, Inc.* (Machinery)	50	1,274
CIT Group, Inc. (Banks)	248	5,141
Citi Trends, Inc. (Specialty Retail)	27	546
Citizens & Northern Corp. (Banks)	34	702
Citizens Holding Co. (Banks)	12	300
Citizens, Inc.* (Insurance)	125	749
City Holding Co. (Banks)	40	2,607
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	118	1,187
Civista Bancshares, Inc. (Banks)	40	616
Clarus Corp. (Leisure Products)	59	683
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	330	733
Clearfield, Inc.* (Communications Equipment)	28	391
Clearwater Paper Corp.* (Paper & Forest Products)	40	1,445
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	88	1,845
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	201	4,635
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	993	5,481
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	37	300
Cloudera, Inc.* (Software)	515	6,551
Clovis Oncology, Inc.* (Biotechnology)	182	1,229
CNB Financial Corp. (Banks)	37	663
CNO Financial Group, Inc. (Insurance)	360	5,605
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	467	4,040
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	65	1,258
Coastal Financial Corp.* (Banks)	23	334
Coca-Cola Consolidated, Inc. (Beverages)	12	2,750
Codexis, Inc.* (Life Sciences Tools & Services)	135	1,539
Codorus Valley BanCorp, Inc. (Banks)	24	332
Coeur Mining, Inc.* (Metals & Mining)	609	3,094
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	107	8,277
Cohbar, Inc.* (Biotechnology)	62	96
Cohen & Steers, Inc. (Capital Markets)	61	4,151
Coherus Biosciences, Inc.* (Biotechnology)	146	2,608
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	103	1,786
Collectors Universe, Inc. (Diversified Consumer Services)	23	788
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	86	1,505
Colony Bankcorp, Inc. (Banks)	19	224
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	1,221	2,930
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	211	1,481
Columbia Banking System, Inc. (Banks)	181	5,130
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	124	1,730
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	288	3,784
Columbus McKinnon Corp. (Machinery)	58	1,940
Comfort Systems USA, Inc. (Construction & Engineering)	90	3,668
Commercial Metals Co. (Metals & Mining)	299	6,099
Community Bank System, Inc. (Banks)	129	7,356
Community Bankers Trust Corp. (Banks)	55	303
Community Health Systems, Inc.* (Health Care Providers & Services)	214	644
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	53	2,168
Community Trust Bancorp, Inc. (Banks)	39	1,278
CommVault Systems, Inc.* (Software)	105	4,064
Compass Minerals International, Inc. (Metals & Mining)	86	4,193
Computer Programs & Systems, Inc. (Health Care Technology)	32	729
CompX International, Inc. (Commercial Services & Supplies)	4	55
comScore, Inc.* (Media)	147	456
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	50	219
Comtech Telecommunications Corp. (Communications Equipment)	61	1,030
Concert Pharmaceuticals, Inc.* (Biotechnology)	72	716

See accompanying notes to financial statements.

212 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	67	$233
Conduent, Inc.* (IT Services)	415	992
CONMED Corp. (Health Care Equipment & Supplies)	68	4,895
ConnectOne Bancorp, Inc. (Banks)	93	1,499
Conn's, Inc.* (Specialty Retail)	44	444
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	65	330
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	183	1,239
Consolidated Water Co., Ltd. (Water Utilities)	36	519
Constellation Pharmaceuticals, Inc.* (Biotechnology)	68	2,043
Construction Partners, Inc.*—Class A (Construction & Engineering)	47	835
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	225	515
ContraFect Corp.* (Biotechnology)	34	217
Cooper Tire & Rubber Co. (Auto Components)	127	3,506
Cooper-Standard Holding, Inc.* (Auto Components)	42	557
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	167	1,401
Corcept Therapeutics, Inc.* (Pharmaceuticals)	241	4,054
Corecivic, Inc. (Equity Real Estate Investment Trusts)	301	2,817
Core-Mark Holding Co., Inc. (Distributors)	112	2,795
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	35	320
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	99	417
Cormedix, Inc.* (Pharmaceuticals)	65	410
Cornerstone Building Brands* (Building Products)	110	667
Cornerstone OnDemand, Inc.* (Software)	152	5,861
Cortexyme, Inc.* (Biotechnology)	40	1,852
CorVel Corp.* (Health Care Providers & Services)	22	1,560
Costamare, Inc. (Marine)	125	695
County BanCorp, Inc. (Banks)	13	272
Covanta Holding Corp. (Commercial Services & Supplies)	298	2,858
Covenant Transportation Group, Inc.*—Class A (Road & Rail)	32	462
Covetrus, Inc.* (Health Care Providers & Services)	247	4,419
Cowen, Inc.—Class A (Capital Markets)	67	1,086
CRA International, Inc. (Professional Services)	19	751
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	60	6,655
Craft Brew Alliance, Inc.* (Beverages)	29	446
Crawford & Co.—Class A (Insurance)	41	323
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	68	1,191
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	168	6,186
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	90	554
CrossFirst Bankshares, Inc.* (Banks)	121	1,183
CryoLife, Inc.* (Health Care Equipment & Supplies)	93	1,783
CryoPort, Inc.* (Health Care Equipment & Supplies)	84	2,541
CSG Systems International, Inc. (IT Services)	82	3,394
CSW Industrials, Inc. (Building Products)	35	2,419
CTO Realty Growth, Inc. (Real Estate Management & Development)	12	474
CTS Corp. (Electronic Equipment, Instruments & Components)	80	1,603
Cubic Corp. (Aerospace & Defense)	79	3,794
Cue BioPharma, Inc.* (Biotechnology)	70	1,716
Curo Group Holdings Corp. (Consumer Finance)	46	376
Cushman & Wakefield PLC* (Real Estate Management & Development)	278	3,464
Customers Bancorp, Inc.* (Banks)	72	865
Cutera, Inc.* (Health Care Equipment & Supplies)	42	511
CVB Financial Corp. (Banks)	325	6,091
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	74	1,488
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	18	580
Cyclerion Therapeutics, Inc.* (Biotechnology)	56	331
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	174	607
Cytokinetics, Inc.* (Biotechnology)	141	3,323
Cytomx Therapeutics, Inc.* (Biotechnology)	114	950
CytoSorbents Corp.* (Health Care Equipment & Supplies)	87	861
Daily Journal Corp.* (Media)	3	810
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	93	405
Dana, Inc. (Auto Components)	364	4,437
Darling Ingredients, Inc.* (Food Products)	405	9,972
DASAN Zhone Solutions, Inc.* (Communications Equipment)	30	268
Daseke, Inc.* (Road & Rail)	115	452
Dave & Buster's Entertainment, Inc.(a) (Hotels, Restaurants & Leisure)	117	1,560
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	94	5,614
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	70	13,747
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	75	445
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	157	2,733
Delmar BanCorp (Banks)	25	164
Deluxe Corp. (Commercial Services & Supplies)	105	2,472
Denali Therapeutics, Inc.* (Biotechnology)	158	3,820
Denny's Corp.* (Hotels, Restaurants & Leisure)	136	1,374
DermTech, Inc.* (Biotechnology)	20	265
Designer Brands, Inc. (Specialty Retail)	155	1,049
DHI Group, Inc.* (Interactive Media & Services)	122	256
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	280	1,436
Diamond Hill Investment Group, Inc. (Capital Markets)	8	909
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	69	551
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	502	2,776
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	163	4,140
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	177	1,073
Digi International, Inc.* (Communications Equipment)	72	839

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 213

Common Stocks, continued

	Shares	Value
Digimarc Corp.* (Software)	30	$480
Digital Turbine, Inc.* (Software)	207	2,602
Dillard's, Inc.(a)—Class A (Multiline Retail)	19	490
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	72	989
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	39	1,642
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	107	5,425
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	596	2,637
DMC Global, Inc.(a) (Machinery)	37	1,021
Domo, Inc.* (Software)	64	2,059
Domtar Corp. (Paper & Forest Products)	138	2,913
Donegal Group, Inc.—Class A (Insurance)	27	384
Donnelley Financial Solutions, Inc.* (Capital Markets)	76	638
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	87	673
Dorman Products, Inc.* (Auto Components)	67	4,494
Douglas Dynamics, Inc. (Machinery)	57	2,002
Dril-Quip, Inc.* (Energy Equipment & Services)	88	2,621
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	55	873
Ducommun, Inc.* (Aerospace & Defense)	27	941
Duluth Holdings, Inc.*—Class B (Internet & Direct Marketing Retail)	28	206
Durect Corp.* (Pharmaceuticals)	497	1,153
DXP Enterprises, Inc.* (Trading Companies & Distributors)	41	816
Dyadic International, Inc.* (Biotechnology)	48	416
Dycom Industries, Inc.* (Construction & Engineering)	77	3,149
Dynavax Technologies Corp.* (Biotechnology)	225	1,996
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	56	801
Eagle BanCorp Montana, Inc. (Banks)	16	278
Eagle Bancorp, Inc. (Banks)	80	2,620
Eagle Bulk Shipping, Inc.* (Marine)	111	243
Eagle Pharmaceuticals, Inc.* (Biotechnology)	27	1,295
Earthstone Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	59	168
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	190	4,393
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	97	11,504
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	39	87
Ebix, Inc. (Software)	66	1,476
Echo Global Logistics, Inc.* (Air Freight & Logistics)	66	1,427
Edgewell Personal Care Co.* (Personal Products)	137	4,268
Editas Medicine, Inc.* (Biotechnology)	139	4,112
eGain Corp.* (Software)	52	578
eHealth, Inc.* (Insurance)	64	6,287
Eidos Therapeutics, Inc.* (Biotechnology)	28	1,335
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	59	566
El Paso Electric Co. (Electric Utilities)	103	6,901
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	45	664
Eldorado Resorts, Inc.*(a) (Hotels, Restaurants & Leisure)	213	8,533
Electromed, Inc.* (Health Care Equipment & Supplies)	17	262
elf Beauty, Inc.* (Personal Products)	66	1,259
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	104	1,225
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	23	237
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	67	203
EMCOR Group, Inc. (Construction & Engineering)	137	9,060
Emerald Holding, Inc. (Media)	61	188
Emergent BioSolutions, Inc.* (Biotechnology)	112	8,857
Employers Holdings, Inc. (Insurance)	75	2,261
Enanta Pharmaceuticals, Inc.* (Biotechnology)	48	2,410
Encore Capital Group, Inc.* (Consumer Finance)	78	2,666
Encore Wire Corp. (Electrical Equipment)	51	2,490
Endo International PLC* (Pharmaceuticals)	570	1,955
Endurance International Group Holdings, Inc.* (IT Services)	166	669
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	293	442
Energy Recovery, Inc.* (Machinery)	95	722
Enerpac Tool Group Corp. (Machinery)	136	2,394
EnerSys (Electrical Equipment)	107	6,889
Ennis, Inc. (Commercial Services & Supplies)	64	1,161
Enochian Biosciences, Inc.* (Biotechnology)	35	147
Enova International, Inc.* (Consumer Finance)	74	1,100
EnPro Industries, Inc. (Machinery)	52	2,563
Enstar Group, Ltd.* (Insurance)	30	4,583
Entercom Communications Corp.—Class A (Media)	295	407
Enterprise BanCorp, Inc. (Banks)	23	548
Enterprise Financial Services Corp. (Banks)	60	1,867
Entravision Communications Corp.—Class A (Media)	148	212
Envela Corp.* (Specialty Retail)	19	116
Envestnet, Inc.*(a) (Software)	134	9,853
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	112	251
Epizyme, Inc.* (Biotechnology)	224	3,597
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	33	2,332
Equity Bancshares, Inc.*—Class A (Banks)	36	628
Eros International PLC* (Entertainment)	184	581
Escalade, Inc. (Leisure Products)	26	363
ESCO Technologies, Inc. (Machinery)	64	5,410
Esperion Therapeutics, Inc.*(a) (Biotechnology)	65	3,335
Esquire Financial Holdings, Inc.* (Banks)	17	287
ESSA BanCorp, Inc. (Thrifts & Mortgage Finance)	24	334
Essent Group, Ltd. (Thrifts & Mortgage Finance)	273	9,903
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	230	3,413
Ethan Allen Interiors, Inc. (Household Durables)	59	698
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	37	202
Evans BanCorp, Inc. (Banks)	12	279
Evelo Biosciences, Inc.* (Biotechnology)	35	172
Eventbrite, Inc.* (Interactive Media & Services)	160	1,371
Everi Holdings, Inc.* (IT Services)	204	1,053
EverQuote, Inc.*—Class A (Interactive Media & Services)	35	2,036

See accompanying notes to financial statements.

214 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
EVERTEC, Inc. (IT Services)	151	$4,243
EVI Industries, Inc.* (Trading Companies & Distributors)	12	261
Evo Payments, Inc.* (IT Services)	103	2,351
Evofem Biosciences, Inc.* (Pharmaceuticals)	118	334
Evolent Health, Inc.* (Health Care Technology)	190	1,353
Evolus, Inc.* (Pharmaceuticals)	55	292
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	71	199
Evoqua Water Technologies Corp.* (Machinery)	216	4,018
Exagen, Inc.* (Health Care Providers & Services)	12	149
Exicure, Inc.* (Biotechnology)	149	364
ExlService Holdings, Inc.* (IT Services)	84	5,326
eXp World Holdings, Inc.* (Real Estate Management & Development)	60	1,023
Exponent, Inc. (Professional Services)	129	10,441
Express, Inc.* (Specialty Retail)	160	246
Exterran Corp.* (Energy Equipment & Services)	66	356
Extreme Networks, Inc.* (Communications Equipment)	293	1,272
EZCORP, Inc.*—Class A (Consumer Finance)	122	769
Fabrinet* (Electronic Equipment, Instruments & Components)	92	5,743
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	97	310
Farmer Bros Co.* (Food Products)	40	294
Farmers & Merchants BanCorp, Inc./Archbold Ohio (Banks)	25	531
Farmers National BanCorp (Banks)	65	771
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	66	452
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	45	2,412
Fate Therapeutics, Inc.* (Biotechnology)	158	5,421
FB Financial Corp. (Banks)	45	1,115
FBL Financial Group, Inc.—Class A (Insurance)	24	861
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	23	1,472
Federal Signal Corp. (Machinery)	150	4,460
Federated Hermes, Inc.—Class B (Capital Markets)	243	5,759
Fednat Holding Co. (Insurance)	31	343
Fennec Pharmaceuticals, Inc.* (Biotechnology)	54	451
Ferro Corp.* (Chemicals)	206	2,460
FibroGen, Inc.* (Biotechnology)	209	8,471
Fidelity D&D BanCorp, Inc. (Banks)	10	481
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	45	287
Financial Institutions, Inc. (Banks)	40	744
First Bancorp (Banks)	72	1,806
First BanCorp (Banks)	541	3,024
First Bancshares, Inc. (Banks)	52	1,170
First Bank (Banks)	41	267
First Busey Corp. (Banks)	127	2,369
First Business Financial Services, Inc. (Banks)	20	329
First Capital, Inc. (Thrifts & Mortgage Finance)	8	556
First Choice BanCorp (Banks)	26	426
First Commonwealth Financial Corp. (Banks)	245	2,029
First Community Bancshares, Inc. (Banks)	44	988
First Community Corp. (Banks)	18	273
First Financial Bancorp (Banks)	244	3,389
First Financial Bankshares, Inc. (Banks)	325	9,388
First Financial Corp. (Banks)	34	1,253
First Foundation, Inc. (Banks)	99	1,618
First Guaranty Bancshares, Inc. (Banks)	9	110
First Internet BanCorp (Banks)	24	399
First Interstate BancSystem—Class A (Banks)	107	3,313
First Merchants Corp. (Banks)	136	3,750
First Mid Bancshares, Inc. (Banks)	37	971
First Midwest Bancorp, Inc. (Banks)	287	3,831
First Northwest BanCorp (Banks)	23	286
First of Long Island Corp. (Banks)	57	931
First Savings Financial Group, Inc. (Banks)	5	217
First United Corp. (Banks)	17	227
First Western Financial, Inc.* (Banks)	16	228
FirstCash, Inc. (Consumer Finance)	102	6,884
Fitbit, Inc.*—Class A (Electronic Equipment, Instruments & Components)	600	3,876
Five Prime Therapeutics, Inc.* (Biotechnology)	67	409
Five Star Senior Living* (Health Care Providers & Services)	47	183
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	90	2,649
Flexion Therapeutics, Inc.* (Biotechnology)	86	1,131
Fluent, Inc.* (Media)	105	187
Fluidigm Corp.* (Life Sciences Tools & Services)	177	710
Fluor Corp. (Construction & Engineering)	354	4,276
Flushing Financial Corp. (Banks)	68	783
FNCB BanCorp, Inc. (Banks)	43	247
Focus Financial Partners, Inc.* (Capital Markets)	79	2,611
FONAR Corp.* (Health Care Equipment & Supplies)	16	342
ForeScout Technologies, Inc.* (Software)	121	2,565
Forestar Group, Inc.* (Real Estate Management & Development)	42	633
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	192	5,631
Forrester Research, Inc.* (Professional Services)	28	897
Forterra, Inc.* (Construction Materials)	48	536
Fortress Biotech, Inc.* (Biotechnology)	146	391
Forward Air Corp. (Air Freight & Logistics)	70	3,487
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	116	539
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	51	796
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	177	4,319
Fox Factory Holding Corp.* (Auto Components)	97	8,012
Franchise Group, Inc. (Diversified Consumer Services)	48	1,050
Franklin Covey Co.* (Professional Services)	31	663
Franklin Electric Co., Inc. (Machinery)	116	6,092
Franklin Financial Network, Inc. (Banks)	35	901
Franklin Financial Services Corp. (Banks)	10	259
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	261	1,328
Frank's International N.V.* (Energy Equipment & Services)	390	870
Frequency Therapeutics, Inc.* (Biotechnology)	71	1,651
Fresh Del Monte Produce, Inc. (Food Products)	78	1,920
Freshpet, Inc.* (Food Products)	97	8,116

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 215

Common Stocks, continued

	Shares	Value
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	126	$1,096
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	297	2,073
FRP Holdings, Inc.* (Real Estate Management & Development)	17	690
FS BanCorp, Inc. (Thrifts & Mortgage Finance)	10	386
Fuelcell Energy, Inc.*(a) (Electrical Equipment)	535	1,209
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	31	567
Fulgent Genetics, Inc.* (Health Care Providers & Services)	24	384
Fulton Financial Corp. (Banks)	404	4,254
Funko, Inc.* (Distributors)	60	348
FutureFuel Corp. (Chemicals)	65	777
FVCBankcorp, Inc.* (Banks)	30	323
G1 Therapeutics, Inc.* (Biotechnology)	86	2,086
Gaia, Inc.* (Internet & Direct Marketing Retail)	30	251
GAIN Capital Holdings, Inc. (Capital Markets)	50	301
Galectin Therapeutics, Inc.* (Biotechnology)	94	288
Galera Therapeutics, Inc.* (Biotechnology)	22	157
GAMCO Investors, Inc.—Class A (Capital Markets)	14	186
GameStop Corp.*(a)—Class A (Specialty Retail)	144	625
GAN, Ltd.* (Hotels, Restaurants & Leisure)	19	484
Gannett Co., Inc.* (Media)	331	457
GATX Corp. (Trading Companies & Distributors)	88	5,366
GCP Applied Technologies, Inc.* (Chemicals)	123	2,285
Genasys, Inc.* (Communications Equipment)	83	403
Genco Shipping & Trading, Ltd. (Marine)	43	270
Gencor Industries, Inc.* (Machinery)	23	291
General Finance Corp.* (Trading Companies & Distributors)	26	174
Genesco, Inc.* (Specialty Retail)	36	780
Genie Energy, Ltd.—Class B (Electric Utilities)	33	243
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	170	2,501
Genprex, Inc.* (Biotechnology)	72	226
Gentherm, Inc.* (Auto Components)	82	3,190
Genworth Financial, Inc.*—Class A (Insurance)	1,269	2,931
German American BanCorp, Inc. (Banks)	62	1,928
Geron Corp.* (Biotechnology)	466	1,016
Getty Realty Corp. (Equity Real Estate Investment Trusts)	85	2,523
Gibraltar Industries, Inc.* (Building Products)	82	3,937
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	111	1,475
Glacier BanCorp, Inc. (Banks)	241	8,505
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	85	1,594
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	48	761
Glaukos Corp.* (Health Care Equipment & Supplies)	106	4,073
Global Indemnity, Ltd. (Insurance)	20	479
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	103	1,167
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	227	3,798
Global Water Resources, Inc. (Water Utilities)	32	337
GlobalSCAPE, Inc. (Software)	36	351
Glu Mobile, Inc.* (Entertainment)	326	3,022
GlycoMimetics, Inc.* (Biotechnology)	85	320
GMS, Inc.* (Trading Companies & Distributors)	105	2,582
Gogo, Inc.* (Wireless Telecommunication Services)	144	455
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	229	1,658
Gold Resource Corp. (Metals & Mining)	164	674
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	42	375
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	23	166
Goosehead Insurance, Inc.*(a) (Insurance)	32	2,405
GoPro, Inc.*—Class A (Household Durables)	325	1,547
Gorman-Rupp Co. (Machinery)	44	1,368
Gossamer Bio, Inc.* (Biotechnology)	125	1,625
GP Strategies Corp.* (Professional Services)	33	283
Graham Corp. (Machinery)	24	306
Granite Construction, Inc. (Construction & Engineering)	118	2,259
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	137	984
Gray Television, Inc.* (Media)	225	3,138
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	52	478
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	160	1,482
Great Southern BanCorp, Inc. (Banks)	28	1,130
Great Western Bancorp, Inc. (Banks)	139	1,913
Green Brick Partners, Inc.* (Household Durables)	60	711
Green Dot Corp.*—Class A (Consumer Finance)	128	6,282
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	86	878
Greene County BanCorp, Inc. (Thrifts & Mortgage Finance)	8	178
Greenhill & Co., Inc. (Capital Markets)	36	360
Greenlane Holdings, Inc.*—Class A (Distributors)	26	103
Greenlight Capital Re, Ltd.*—Class A (Insurance)	73	476
GreenSky, Inc.*—Class A (IT Services)	156	764
Greif, Inc.—Class A (Containers & Packaging)	65	2,237
Greif, Inc.—Class B (Containers & Packaging)	15	627
Grid Dynamics Holdings, Inc.* (IT Services)	55	380
Griffin Industrial Realty, Inc. (Real Estate Management & Development)	7	379
Griffon Corp. (Building Products)	93	1,722
Gritstone Oncology, Inc.* (Biotechnology)	75	498
Group 1 Automotive, Inc. (Specialty Retail)	44	2,903
Groupon, Inc.* (Internet & Direct Marketing Retail)	58	1,051
GrowGeneration Corp.* (Specialty Retail)	72	492
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	41	294
GTT Communications, Inc.* (IT Services)	80	653
GTY Technology Holdings, Inc.* (Software)	111	462
Guaranty Bancshares, Inc. (Banks)	18	466
Guess?, Inc. (Specialty Retail)	110	1,064
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	404	440
GWG Holdings, Inc.* (Diversified Financial Services)	8	61
H&E Equipment Services, Inc. (Trading Companies & Distributors)	81	1,497
H.B. Fuller Co. (Chemicals)	129	5,753
Halozyme Therapeutics, Inc.* (Biotechnology)	342	9,169

See accompanying notes to financial statements.

216 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	17	$202
Hamilton Lane, Inc. (Capital Markets)	55	3,705
Hancock Whitney Corp. (Banks)	217	4,600
Hanger, Inc.* (Health Care Providers & Services)	93	1,540
Hanmi Financial Corp. (Banks)	77	748
Hannon Armstrong Sustainable, Inc.—Class I (Mortgage Real Estate Investment Trusts)	178	5,066
Harborone BanCorp, Inc.* (Banks)	133	1,136
Harmonic, Inc.* (Communications Equipment)	239	1,135
Harpoon Therapeutics, Inc.* (Biotechnology)	27	448
Harrow Health, Inc.* (Pharmaceuticals)	56	292
Harsco Corp.* (Machinery)	197	2,661
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	95	295
Haverty Furniture Cos., Inc. (Specialty Retail)	42	672
Hawaiian Holdings, Inc. (Airlines)	114	1,601
Hawkins, Inc. (Chemicals)	24	1,022
Hawthorn Bancshares, Inc. (Banks)	15	295
Haynes International, Inc. (Metals & Mining)	31	724
HBT Financial, Inc. (Banks)	25	333
HC2 Holdings, Inc.* (Construction & Engineering)	110	367
HCI Group, Inc. (Insurance)	15	693
Health Catalyst, Inc.* (Health Care Technology)	81	2,363
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	340	9,959
Healthcare Services Group, Inc. (Commercial Services & Supplies)	188	4,598
HealthEquity, Inc.* (Health Care Providers & Services)	176	10,326
HealthStream, Inc.* (Health Care Technology)	65	1,438
Heartland Express, Inc. (Road & Rail)	114	2,373
Heartland Financial USA, Inc. (Banks)	87	2,909
Hecla Mining Co. (Metals & Mining)	1,312	4,290
Heidrick & Struggles International, Inc. (Professional Services)	48	1,038
Helen of Troy, Ltd.* (Household Durables)	64	12,067
Helios Technologies, Inc. (Machinery)	74	2,757
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	359	1,246
Hemisphere Media Group, Inc.* (Media)	41	403
Herc Holdings, Inc.* (Trading Companies & Distributors)	61	1,875
Heritage Commerce Corp. (Banks)	146	1,096
Heritage Financial Corp. (Banks)	91	1,820
Heritage Insurance Holdings, Inc. (Insurance)	63	825
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	38	663
Herman Miller, Inc. (Commercial Services & Supplies)	148	3,494
Heron Therapeutics, Inc.* (Biotechnology)	220	3,236
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	86	495
Hertz Global Holdings, Inc.* (Road & Rail)	219	309
Heska Corp.* (Health Care Equipment & Supplies)	18	1,677
HF Foods Group, Inc.* (Food & Staples Retailing)	89	805
Hibbett Sports, Inc.* (Specialty Retail)	41	859
Hillenbrand, Inc. (Machinery)	186	5,035
Hilltop Holdings, Inc. (Banks)	181	3,339
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	214	4,184
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	4	671
HMS Holdings Corp.* (Health Care Technology)	222	7,192
HNI Corp. (Commercial Services & Supplies)	107	3,271
Home BanCorp, Inc. (Thrifts & Mortgage Finance)	19	508
Home BancShares, Inc. (Banks)	385	5,921
HomeStreet, Inc. (Thrifts & Mortgage Finance)	58	1,427
HomeTrust Bancshares, Inc. (Banks)	39	624
Homology Medicines, Inc.* (Biotechnology)	85	1,291
Hooker Furniture Corp. (Household Durables)	29	564
Hookipa Pharma, Inc.* (Biotechnology)	31	360
Hope Bancorp, Inc. (Banks)	295	2,720
Horace Mann Educators Corp. (Insurance)	104	3,820
Horizon BanCorp, Inc. (Banks)	108	1,155
Hostess Brands, Inc.* (Food Products)	308	3,764
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	265	480
Houlihan Lokey, Inc. (Capital Markets)	111	6,176
Howard BanCorp, Inc.* (Banks)	33	350
Hub Group, Inc.*—Class A (Air Freight & Logistics)	82	3,925
Hudson, Ltd.*—Class A (Specialty Retail)	100	487
Hurco Cos., Inc. (Machinery)	16	448
Huron Consulting Group, Inc.* (Professional Services)	57	2,522
Hyster-Yale Materials Handling, Inc. (Machinery)	25	967
I3 Verticals, Inc.*—Class A (IT Services)	37	1,119
IBERIABANK Corp. (Banks)	131	5,966
iBio, Inc.* (Biotechnology)	121	269
iCAD, Inc.* (Health Care Technology)	51	509
ICF International, Inc. (Professional Services)	46	2,982
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	56	1,488
Ideaya Biosciences, Inc.* (Biotechnology)	30	426
IDT Corp.*—Class B (Diversified Telecommunication Services)	38	248
IES Holdings, Inc.* (Construction & Engineering)	20	463
IGM Biosciences, Inc.* (Biotechnology)	18	1,314
iHeartMedia, Inc.*—Class A (Media)	151	1,261
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	227	10,720
IMARA, Inc.* (Pharmaceuticals)	12	332
IMAX Corp.* (Entertainment)	124	1,390
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	45	280
Immunic, Inc.* (Biotechnology)	9	109
ImmunoGen, Inc.* (Biotechnology)	432	1,987
Immunovant, Inc.* (Biotechnology)	48	1,169
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	42	1,154
Independence Holding Co. (Insurance)	12	367
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	238	2,735
Independent Bank Corp. (Banks)	53	787
Independent Bank Corp. (Banks)	83	5,568
Independent Bank Group, Inc. (Banks)	93	3,768
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	163	3,350

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 217

Common Stocks, continued

	Shares	Value
Infinera Corp.* (Communications Equipment)	391	$2,315
Information Services Group, Inc.* (IT Services)	88	182
Infusystem Holdings, Inc.* (Health Care Providers & Services)	36	415
Ingevity Corp.* (Chemicals)	104	5,467
Ingles Markets, Inc. (Food & Staples Retailing)	36	1,551
Innospec, Inc. (Chemicals)	62	4,790
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	42	3,697
Innoviva, Inc.* (Pharmaceuticals)	160	2,237
Inogen, Inc.* (Health Care Equipment & Supplies)	46	1,634
Inovalon Holdings, Inc.* (Health Care Technology)	185	3,563
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	362	9,756
Inseego Corp.* (Communications Equipment)	171	1,984
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	87	4,280
Insmed, Inc.* (Biotechnology)	255	7,023
Insperity, Inc. (Professional Services)	91	5,890
Inspire Medical Systems, Inc.* (Health Care Technology)	66	5,744
Installed Building Products, Inc.* (Household Durables)	57	3,920
Insteel Industries, Inc. (Building Products)	47	896
Integer Holdings Corp.* (Health Care Equipment & Supplies)	82	5,990
Intellia Therapeutics, Inc.* (Biotechnology)	110	2,312
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	40	302
Intelligent Systems Corp.* (Software)	18	613
Inter Parfums, Inc. (Personal Products)	45	2,167
Intercept Pharmaceuticals, Inc.* (Biotechnology)	65	3,114
InterDigital, Inc. (Communications Equipment)	77	4,361
Interface, Inc. (Commercial Services & Supplies)	147	1,197
International Bancshares Corp. (Banks)	134	4,291
International Game Technology PLC (Hotels, Restaurants & Leisure)	250	2,225
International Money Express, Inc.* (IT Services)	33	411
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	62	1,013
Intersect ENT, Inc.* (Pharmaceuticals)	82	1,110
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	58	317
INTL. FCStone, Inc.* (Capital Markets)	41	2,255
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	138	3,542
Intrepid Potash, Inc.* (Chemicals)	239	237
IntriCon Corp.* (Health Care Equipment & Supplies)	21	284
Invacare Corp. (Health Care Equipment & Supplies)	85	541
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	418	1,563
Investar Holding Corp. (Banks)	26	377
Investors Bancorp, Inc. (Banks)	580	4,930
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	31	2,185
Investors Title Co. (Insurance)	3	364
Invitae Corp.* (Biotechnology)	290	8,784
Iradimed Corp.* (Health Care Equipment & Supplies)	15	348
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	68	7,880
Iridium Communications, Inc.* (Diversified Telecommunication Services)	296	7,530
iRobot Corp.* (Household Durables)	69	5,789
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	401	4,138
iStar, Inc. (Equity Real Estate Investment Trusts)	187	2,304
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	101	480
Itron, Inc.* (Electronic Equipment, Instruments & Components)	101	6,691
IVERIC bio, Inc.* (Biotechnology)	113	576
J & J Snack Foods Corp. (Food Products)	38	4,831
j2 Global, Inc.* (Software)	117	7,396
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	57	4,223
James River Group Holdings, Ltd. (Insurance)	75	3,375
Jeld-Wen Holding, Inc.* (Building Products)	171	2,755
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	56	766
John B. Sanfilippo & Son, Inc. (Food Products)	22	1,877
John Bean Technologies Corp. (Machinery)	79	6,796
Johnson Outdoors, Inc.—Class A (Leisure Products)	13	1,183
Jounce Therapeutics, Inc.* (Biotechnology)	43	297
K12, Inc.* (Diversified Consumer Services)	100	2,724
Kadant, Inc. (Machinery)	29	2,890
Kadmon Holdings, Inc.* (Biotechnology)	406	2,079
Kaiser Aluminum Corp. (Metals & Mining)	40	2,945
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	100	1,051
Kaleido Biosciences, Inc.* (Pharmaceuticals)	25	186
Kalvista Pharmaceuticals, Inc.* (Biotechnology)	34	411
Kaman Corp.—Class A (Trading Companies & Distributors)	69	2,870
KAR Auction Services, Inc. (Commercial Services & Supplies)	325	4,472
Karuna Therapeutics, Inc.* (Biotechnology)	39	4,347
Karyopharm Therapeutics, Inc.* (Biotechnology)	176	3,333
KB Home (Household Durables)	222	6,811
KBR, Inc. (IT Services)	358	8,073
Kearny Financial Corp. (Thrifts & Mortgage Finance)	190	1,554
Kelly Services, Inc.—Class A (Professional Services)	85	1,344
Kennametal, Inc. (Machinery)	209	6,000
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	307	4,673
Keros Therapeutics, Inc.* (Biotechnology)	18	675
Kezar Life Sciences, Inc.* (Biotechnology)	65	337
Kforce, Inc. (Professional Services)	50	1,463
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	60	812
Kimball International, Inc.—Class B (Commercial Services & Supplies)	91	1,052
Kindred Biosciences, Inc.* (Biotechnology)	94	422
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	48	1,223
Kinsale Capital Group, Inc. (Insurance)	52	8,071
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	209	2,412

See accompanying notes to financial statements.

218 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	72	$1,194
Knoll, Inc. (Commercial Services & Supplies)	126	1,536
Knowles Corp.* (Electronic Equipment, Instruments & Components)	223	3,403
Kodiak Sciences, Inc.* (Biotechnology)	73	3,951
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	130	2,315
Koppers Holdings, Inc.* (Chemicals)	52	980
Korn Ferry (Professional Services)	138	4,241
Kosmos Energy, Ltd. (Oil, Gas & Consumable Fuels)	1,014	1,683
Kraton Corp.* (Chemicals)	78	1,348
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	266	4,158
Kronos Worldwide, Inc. (Chemicals)	56	583
Krystal Biotech, Inc.* (Biotechnology)	30	1,243
Kura Oncology, Inc.* (Biotechnology)	133	2,168
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	8	114
KVH Industries, Inc.* (Communications Equipment)	41	366
L B Foster Co.*—Class A (Machinery)	25	319
La Jolla Pharmaceutical Co.* (Biotechnology)	45	192
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	266	2,155
Lakeland Bancorp, Inc. (Banks)	123	1,406
Lakeland Financial Corp. (Banks)	61	2,842
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	19	426
Lancaster Colony Corp. (Food Products)	48	7,440
Landec Corp.* (Food Products)	65	517
Landmark BanCorp, Inc. (Banks)	9	222
Lands' End, Inc.* (Internet & Direct Marketing Retail)	29	233
Lannett Co., Inc.* (Pharmaceuticals)	80	581
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	167	2,388
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	338	9,596
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	270	2,691
Lawson Products, Inc.* (Trading Companies & Distributors)	11	355
La-Z-Boy, Inc. (Household Durables)	112	3,031
LCI Industries (Auto Components)	62	7,129
LCNB Corp. (Banks)	31	495
Legacy Housing Corp.* (Household Durables)	21	299
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	42	1,109
LendingClub Corp.* (Consumer Finance)	173	787
Level One BanCorp, Inc. (Banks)	13	218
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	104	207
Lexington Realty Trust (Equity Real Estate Investment Trusts)	644	6,794
LGI Homes, Inc.* (Household Durables)	56	4,930
LHC Group, Inc.* (Health Care Providers & Services)	76	13,248
Liberty Braves Group*—Class A (Entertainment)	25	502
Liberty Braves Group*—Class C (Entertainment)	91	1,796
Liberty Latin America, Ltd.*—Class A (Media)	116	1,128
Liberty Latin America, Ltd.*—Class C (Media)	283	2,671
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	158	866
Liberty TripAdvisor Holdings, Inc.*—Class A (Interactive Media & Services)	183	390
Lifetime Brands, Inc. (Household Durables)	30	202
Lifevantage Corp.* (Personal Products)	34	460
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	36	4,027
Limelight Networks, Inc.* (IT Services)	292	2,149
Limestone BanCorp, Inc.* (Banks)	13	171
Limoneira Co. (Food Products)	41	594
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	65	502
Lindsay Corp. (Machinery)	27	2,490
Liquidia Technologies, Inc.* (Pharmaceuticals)	51	429
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	70	417
Lithia Motors, Inc.—Class A (Specialty Retail)	55	8,322
LivaNova PLC* (Health Care Equipment & Supplies)	123	5,920
Live Oak Bancshares, Inc. (Banks)	71	1,030
Livent Corp.* (Chemicals)	369	2,273
LivePerson, Inc.* (Software)	153	6,339
LiveRamp Holdings, Inc.* (IT Services)	165	7,008
LiveXLive Media, Inc.* (Entertainment)	75	272
LogicBio Therapeutics, Inc.* (Biotechnology)	30	254
Loral Space & Communications, Inc. (Media)	32	625
Louisiana-Pacific Corp. (Paper & Forest Products)	284	7,285
LSI Industries, Inc. (Electrical Equipment)	64	414
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	98	3,692
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	72	998
Luminex Corp. (Life Sciences Tools & Services)	107	3,481
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	73	426
Luther Burbank Corp. (Thrifts & Mortgage Finance)	47	470
Luxfer Holdings PLC (Machinery)	72	1,019
Lydall, Inc.* (Machinery)	43	583
Lyra Therapeutics, Inc.* (Pharmaceuticals)	10	113
M.D.C. Holdings, Inc. (Household Durables)	128	4,570
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	118	4,053
M/I Homes, Inc.* (Household Durables)	70	2,411
Macatawa Bank Corp. (Banks)	66	516
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	229	3,501
Mackinac Financial Corp. (Banks)	22	228
MacroGenics, Inc.* (Biotechnology)	121	3,378
Macy's, Inc. (Multiline Retail)	785	5,401
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	22	2,492
Magellan Health, Inc.* (Health Care Providers & Services)	59	4,306
Magenta Therapeutics, Inc.* (Biotechnology)	43	323
Magnite, Inc.* (Software)	259	1,728
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	315	1,909

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 219

Common Stocks, continued

	Shares	Value
Mainstreet Bancshares, Inc.* (Banks)	18	$238
Majesco* (Software)	19	149
Malibu Boats, Inc.* (Leisure Products)	52	2,701
Mallinckrodt PLC* (Pharmaceuticals)	213	571
MannKind Corp.* (Biotechnology)	535	936
ManTech International Corp.—Class A (IT Services)	68	4,657
Marcus & Millichap, Inc.* (Real Estate Management & Development)	59	1,703
Marine Products Corp. (Leisure Products)	18	249
MarineMax, Inc.* (Specialty Retail)	52	1,164
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	213	541
Marker Therapeutics, Inc.* (Biotechnology)	74	153
Marlin Business Services Corp. (Diversified Financial Services)	21	178
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	102	8,385
Marrone Bio Innovations, Inc.* (Chemicals)	169	198
Marten Transport, Ltd. (Road & Rail)	99	2,491
Masonite International Corp.* (Building Products)	61	4,745
MasTec, Inc.* (Construction & Engineering)	143	6,416
Mastech Digital, Inc.* (Professional Services)	10	259
MasterCraft Boat Holdings, Inc.* (Leisure Products)	47	895
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	277	2,355
Materion Corp. (Metals & Mining)	51	3,136
Matrix Service Co.* (Energy Equipment & Services)	65	632
Matson, Inc. (Marine)	108	3,143
Matthews International Corp.—Class A (Commercial Services & Supplies)	77	1,471
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	17	189
MAX Holdings, Inc. (Real Estate Management & Development)	45	1,414
Maxar Technologies, Inc. (Aerospace & Defense)	152	2,730
MAXIMUS, Inc. (IT Services)	154	10,849
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	168	3,605
Mayville Engineering Co., Inc.* (Metals & Mining)	18	142
MBIA, Inc.* (Insurance)	175	1,269
McGrath RentCorp (Commercial Services & Supplies)	61	3,295
MediciNova, Inc.* (Biotechnology)	106	575
Medifast, Inc. (Personal Products)	28	3,886
MEDNAX, Inc.* (Health Care Providers & Services)	209	3,574
Medpace Holdings* (Life Sciences Tools & Services)	69	6,418
MEI Pharma, Inc.* (Biotechnology)	260	1,074
MeiraGTx Holdings PLC* (Biotechnology)	52	651
Menlo Therapeutics, Inc.* (Pharmaceuticals)	268	464
Mercantile Bank Corp. (Banks)	40	904
Merchants BanCorp (Thrifts & Mortgage Finance)	22	407
Meredith Corp. (Media)	100	1,455
Meridian BanCorp, Inc. (Thrifts & Mortgage Finance)	118	1,369
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	106	2,469
Meridian Corp.* (Banks)	14	222
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	136	6,208
Meritage Homes Corp.* (Household Durables)	94	7,155
Meritor, Inc.* (Machinery)	174	3,445
Mersana Therapeutics, Inc.* (Biotechnology)	115	2,691
Mesa Air Group, Inc.* (Airlines)	74	255
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	10	2,168
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	84	1,526
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	91	2,845
Metrocity Bankshares, Inc. (Banks)	44	631
Metropolitan Bank Holding Corp.* (Banks)	18	577
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,141	2,841
MGE Energy, Inc. (Electric Utilities)	88	5,677
MGP Ingredients, Inc. (Beverages)	32	1,175
MicroStrategy, Inc.*—Class A (Software)	20	2,366
Mid Penn BanCorp, Inc. (Banks)	17	313
Middlefield Banc Corp. (Banks)	15	311
Middlesex Water Co. (Water Utilities)	43	2,889
Midland States Bancorp, Inc. (Banks)	55	822
MidwestOne Financial Group, Inc. (Banks)	37	740
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	88	172
Miller Industries, Inc. (Machinery)	28	834
Mimecast, Ltd.* (Software)	142	5,916
Minerals Technologies, Inc. (Chemicals)	86	4,036
Minerva Neurosciences, Inc.* (Biotechnology)	82	296
Mirati Therapeutics, Inc.* (Biotechnology)	92	10,504
Mirum Pharmaceuticals, Inc.* (Biotechnology)	13	253
Misonix, Inc.* (Health Care Equipment & Supplies)	36	489
Mistras Group, Inc.* (Professional Services)	46	182
Mitek System, Inc.* (Software)	101	971
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	12	277
MobileIron, Inc.* (Software)	242	1,193
Model N, Inc.* (Software)	86	2,989
Modine Manufacturing Co.* (Auto Components)	125	690
Moelis & Co. (Capital Markets)	133	4,144
Molecular Templates, Inc.* (Biotechnology)	61	841
Momenta Pharmaceuticals, Inc.* (Biotechnology)	296	9,848
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	32	1,091
MoneyGram International, Inc.* (IT Services)	156	501
Monmouth Real Estate Investment Corp.—Class A (Equity Real Estate Investment Trusts)	239	3,463
Monro, Inc. (Specialty Retail)	83	4,560
Montage Resources Corp.* (Oil, Gas & Consumable Fuels)	54	213
Moog, Inc.—Class A (Aerospace & Defense)	78	4,132
Morphic Holding, Inc.* (Biotechnology)	34	920
Motorcar Parts of America, Inc.* (Auto Components)	47	830

See accompanying notes to financial statements.

220 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	40	$434
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	192	2,388
MRC Global, Inc.* (Trading Companies & Distributors)	198	1,170
MSG Networks, Inc.*—Class A (Media)	100	995
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	49	862
Mueller Industries, Inc. (Machinery)	141	3,748
Mueller Water Products, Inc.—Class A (Machinery)	394	3,715
Murphy USA, Inc.* (Specialty Retail)	69	7,769
Mustang Bio, Inc.* (Biotechnology)	72	229
MVB Financial Corp. (Banks)	25	333
Myers Industries, Inc. (Containers & Packaging)	90	1,310
Myokardia, Inc.* (Pharmaceuticals)	125	12,077
MYR Group, Inc.* (Construction & Engineering)	41	1,308
Myriad Genetics, Inc.* (Biotechnology)	179	2,030
Nabors Industries, Ltd.*(a) (Energy Equipment & Services)	18	666
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	9	210
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	95	2,788
Nanthealth, Inc.* (Health Care Technology)	68	311
Nantkwest, Inc.* (Biotechnology)	72	884
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	29	678
Natera, Inc.* (Biotechnology)	175	8,726
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	7	394
National Bank Holdings Corp. (Banks)	74	1,998
National Bankshares, Inc. (Banks)	16	458
National Beverage Corp.*(a) (Beverages)	30	1,831
National CineMedia, Inc. (Media)	157	466
National Energy Services Reunited Corp.* (Energy Equipment & Services)	52	358
National General Holdings Corp. (Insurance)	171	3,695
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	108	6,558
National Healthcare Corp. (Health Care Providers & Services)	32	2,030
National Presto Industries, Inc. (Aerospace & Defense)	13	1,136
National Research Corp. (Health Care Providers & Services)	34	1,979
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	156	4,471
National Vision Holdings, Inc.* (Specialty Retail)	202	6,165
National Western Life Group, Inc.—Class A (Insurance)	6	1,219
Natural Grocers By Vitamin Cottage, Inc. (Food & Staples Retailing)	23	342
Nature's Sunshine Products, Inc.* (Personal Products)	22	198
Natus Medical, Inc.* (Health Care Equipment & Supplies)	85	1,855
Nautilus, Inc.* (Leisure Products)	75	695
Navient Corp. (Consumer Finance)	481	3,381
Navistar International Corp.* (Machinery)	126	3,553
NBT Bancorp, Inc. (Banks)	107	3,291
Neenah, Inc. (Paper & Forest Products)	42	2,077
Nelnet, Inc.—Class A (Consumer Finance)	45	2,148
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	17	157
Neogen Corp.* (Health Care Equipment & Supplies)	133	10,320
NeoGenomics, Inc.* (Life Sciences Tools & Services)	261	8,085
Neoleukin Therapeutics, Inc.* (Biotechnology)	75	1,245
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	121	1,074
Nesco Holdings, Inc.* (Trading Companies & Distributors)	33	133
NETGEAR, Inc.* (Communications Equipment)	73	1,890
NetScout Systems, Inc.* (Communications Equipment)	178	4,549
Neubase Therapeutics, Inc.* (Biotechnology)	43	378
Neurobo Pharmaceuticals, Inc.* (Biotechnology)	11	89
Nevro Corp.* (Health Care Equipment & Supplies)	84	10,034
New Age Beverages Corp.* (Beverages)	221	338
New Jersey Resources Corp. (Gas Utilities)	240	7,836
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	206	746
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	953	2,487
Newmark Group, Inc. (Real Estate Management & Development)	359	1,745
Newpark Resources, Inc.* (Energy Equipment & Services)	224	500
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	55	1,944
NextCure, Inc.* (Biotechnology)	41	879
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	53	114
NextGen Healthcare, Inc.* (Health Care Technology)	138	1,515
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	407	997
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	59	1,165
NI Holdings, Inc.* (Insurance)	23	340
NIC, Inc. (IT Services)	165	3,788
Nicolet Bankshares, Inc.* (Banks)	23	1,260
NL Industries, Inc. (Commercial Services & Supplies)	21	72
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	87	1,937
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	168	2,701
NN, Inc. (Machinery)	106	502
Noodles & Co.* (Hotels, Restaurants & Leisure)	79	478
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	363	1,474
Northeast Bank (Banks)	19	333
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	111	1,279
Northrim BanCorp, Inc. (Banks)	16	402
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	295	3,016

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 221

Common Stocks, continued

	Shares	Value
Northwest Natural Holding Co. (Gas Utilities)	77	$4,296
Northwest Pipe Co.* (Construction & Engineering)	24	602
NorthWestern Corp. (Multi-Utilities)	128	6,979
Norwood Financial Corp. (Banks)	15	372
Novagold Resources, Inc.* (Metals & Mining)	598	5,489
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	86	9,182
Novavax, Inc.* (Biotechnology)	147	12,252
NOW, Inc.* (Trading Companies & Distributors)	275	2,373
NuVasive, Inc.* (Health Care Equipment & Supplies)	129	7,180
NV5 Global, Inc.* (Construction & Engineering)	27	1,372
NVE Corp. (Semiconductors & Semiconductor Equipment)	12	742
Nymox Pharmaceutical Corp.* (Biotechnology)	99	351
Oak Valley BanCorp (Banks)	17	216
Oceaneering International, Inc.* (Energy Equipment & Services)	250	1,598
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	146	2,574
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	3	77
Ocular Therapeutix, Inc.* (Pharmaceuticals)	129	1,075
Odonate Therapeutics, Inc.* (Pharmaceuticals)	33	1,397
Office Depot, Inc. (Specialty Retail)	1,314	3,088
Office Properties Income Trust (Equity Real Estate Investment Trusts)	120	3,116
OFG Bancorp (Banks)	127	1,698
Ohio Valley Banc Corp. (Banks)	11	248
O-I Glass, Inc. (Containers & Packaging)	394	3,538
Oil States International, Inc.* (Energy Equipment & Services)	151	717
Oil-Dri Corp. of America (Household Products)	13	451
Old National Bancorp (Banks)	412	5,669
Old Second BanCorp, Inc. (Banks)	72	560
Olympic Steel, Inc. (Metals & Mining)	23	270
Omega Flex, Inc. (Machinery)	7	741
Omeros Corp.* (Pharmaceuticals)	132	1,943
Omnicell, Inc.* (Health Care Technology)	107	7,557
Oncocyte Corp.* (Biotechnology)	109	208
ONE Gas, Inc. (Gas Utilities)	132	10,171
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	40	705
OneSpan, Inc.* (Software)	84	2,346
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	114	544
Onewater Marine, Inc.* (Specialty Retail)	12	291
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	119	4,051
Ooma, Inc.* (Diversified Telecommunication Services)	52	857
OP BanCorp (Thrifts & Mortgage Finance)	31	214
OPKO Health, Inc.*(a) (Biotechnology)	1,000	3,410
Oportun Financial Corp.* (Consumer Finance)	49	659
Oppenheimer Holdings, Inc.—Class A (Capital Markets)	24	523
OptimizeRx Corp.* (Health Care Technology)	36	469
Optinose, Inc.* (Pharmaceuticals)	78	580
Option Care Health, Inc.* (Health Care Providers & Services)	85	1,180
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	157	1,826
ORBCOMM, Inc.* (Diversified Telecommunication Services)	186	716
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	167	787
Organogenesis Holdings, Inc.* (Biotechnology)	51	196
Orgenesis, Inc.* (Biotechnology)	45	274
ORIC Pharmaceuticals, Inc.* (Biotechnology)	22	742
Origin Bancorp, Inc. (Banks)	55	1,210
Orion Energy Systems, Inc.* (Electrical Equipment)	67	232
Orion Engineered Carbons SA (Chemicals)	152	1,610
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	101	6,413
Orrstown Financial Services, Inc. (Banks)	27	398
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	47	1,504
Orthopediatrics Corp.* (Health Care Equipment & Supplies)	30	1,313
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	43	3,210
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	30	202
Otter Tail Corp. (Electric Utilities)	101	3,918
Overseas Shipholding Group, Inc.*—Class A (Oil, Gas & Consumable Fuels)	166	309
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	101	2,871
Ovid Therapeutics, Inc.* (Biotechnology)	108	796
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	658	6,284
Owens & Minor, Inc. (Health Care Providers & Services)	157	1,196
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	41	1,804
Oyster Point Pharma, Inc.* (Biotechnology)	13	375
P.H. Glatfelter Co. (Paper & Forest Products)	110	1,766
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	366	1,263
Pacific Premier Bancorp, Inc. (Banks)	212	4,596
Pacira BioSciences, Inc.* (Pharmaceuticals)	104	5,457
PAE, Inc.* (Aerospace & Defense)	149	1,424
Palomar Holdings, Inc.* (Insurance)	49	4,202
PAM Transportation Services, Inc.* (Road & Rail)	5	154
Pangaea Logistics Solutions, Ltd. (Marine)	27	68
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	81	6,432
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	101	908
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	40	1,197
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	103	538
Park Aerospace Corp. (Aerospace & Defense)	47	524
Park City Group, Inc.* (Software)	31	131
Park National Corp. (Banks)	36	2,534
Parke BanCorp, Inc. (Banks)	27	366
Park-Ohio Holdings Corp. (Machinery)	22	365
Parsons Corp.* (Aerospace & Defense)	57	2,066
Passage Bio, Inc.* (Biotechnology)	34	929
Patrick Industries, Inc. (Building Products)	56	3,430

See accompanying notes to financial statements.

222 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Patterson Cos., Inc. (Health Care Providers & Services)	213	$4,686
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	461	1,600
PAVmed, Inc.* (Health Care Equipment & Supplies)	90	190
Paysign, Inc.* (IT Services)	77	748
PBF Energy, Inc.–Class A (Oil, Gas & Consumable Fuels)	243	2,488
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	28	1,298
PCB BanCorp (Banks)	31	319
PCSB Financial Corp. (Thrifts & Mortgage Finance)	37	469
PCTEL, Inc. (Communications Equipment)	44	294
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	251	3,122
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	73	1,428
PDL BioPharma, Inc.* (Biotechnology)	286	832
PDL Community BanCorp* (Thrifts & Mortgage Finance)	19	193
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	158	455
Peapack Gladstone Financial Corp. (Banks)	46	862
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	327	4,467
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	337	10,292
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	34	324
Penns Woods BanCorp, Inc. (Banks)	17	386
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	117	4,889
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	249	4,365
Peoples BanCorp of North Carolina, Inc. (Banks)	11	194
Peoples Bancorp, Inc. (Banks)	46	979
Peoples Financial Services Corp. (Banks)	18	687
People's Utah Bancorp (Banks)	40	899
Perdoceo Education Corp.* (Diversified Consumer Services)	174	2,772
Perficient, Inc.* (IT Services)	82	2,934
Performance Food Group Co.* (Food & Staples Retailing)	329	9,587
Personalis, Inc.* (Life Sciences Tools & Services)	49	636
Perspecta, Inc. (IT Services)	350	8,131
Petiq, Inc.* (Health Care Providers & Services)	52	1,812
PetMed Express, Inc. (Internet & Direct Marketing Retail)	49	1,746
Pfenex, Inc.* (Biotechnology)	87	726
PFSweb, Inc.* (IT Services)	35	234
PGT Innovations, Inc.* (Building Products)	146	2,289
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	38	175
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	27	889
Phibro Animal Health Corp.–Class A (Pharmaceuticals)	51	1,340
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	159	1,770
Phreesia, Inc.* (Health Care Technology)	72	2,036
Physicians Realty Trust (Equity Real Estate Investment Trusts)	511	8,953
PICO Holdings, Inc.* (Commercial Services & Supplies)	43	362
Piedmont Office Realty Trust, Inc.–Class A (Equity Real Estate Investment Trusts)	317	5,265
Pieris Pharmaceuticals, Inc.* (Biotechnology)	125	388
Ping Identity Holding Corp.* (Software)	40	1,284
Pioneer BanCorp, Inc.* (Thrifts & Mortgage Finance)	29	265
Piper Sandler Cos. (Capital Markets)	44	2,603
Pitney Bowes, Inc. (Commercial Services & Supplies)	436	1,134
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	95	307
PJT Partners, Inc.–Class A (Capital Markets)	59	3,029
Plantronics, Inc. (Communications Equipment)	84	1,233
Playags, Inc.* (Hotels, Restaurants & Leisure)	67	226
Plexus Corp.* (Electronic Equipment, Instruments & Components)	72	5,080
Plug Power, Inc.* (Electrical Equipment)	815	6,691
Plumas BanCorp (Banks)	12	265
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	37	474
PNM Resources, Inc. (Electric Utilities)	200	7,688
PolyOne Corp. (Chemicals)	230	6,033
Portland General Electric Co. (Electric Utilities)	226	9,449
Portola Pharmaceuticals, Inc.* (Biotechnology)	197	3,544
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	165	6,275
Powell Industries, Inc. (Electrical Equipment)	23	630
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	74	8,742
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	69	319
PQ Group Holdings, Inc.* (Chemicals)	97	1,284
PRA Group, Inc.* (Consumer Finance)	113	4,369
Precigen, Inc.*(a) (Biotechnology)	167	833
Precision BioSciences, Inc.* (Biotechnology)	115	958
Preferred Apartment Communities, Inc.–Class A (Equity Real Estate Investment Trusts)	120	912
Preferred Bank (Banks)	35	1,500
Preformed Line Products Co. (Electrical Equipment)	8	400
Premier Financial BanCorp, Inc. (Banks)	33	423
Premier Financial Corp. (Thrifts & Mortgage Finance)	93	1,643
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	127	4,770
Prevail Therapeutics, Inc.* (Biotechnology)	36	536
PriceSmart, Inc. (Food & Staples Retailing)	57	3,439
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	71
Primo Water Corp. (Beverages)	393	5,404
Primoris Services Corp. (Construction & Engineering)	121	2,149
Principia BioPharma, Inc.* (Biotechnology)	74	4,424
Priority Technology Holdings, Inc.* (IT Services)	19	49
ProAssurance Corp. (Insurance)	135	1,953
Professional Holding Corp.*–Class A (Banks)	12	167
Progress Software Corp. (Software)	113	4,379

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 223

Common Stocks, continued

	Shares	Value
Progyny, Inc.* (Health Care Providers & Services)	66	$1,703
ProPetro Holding Corp.* (Energy Equipment & Services)	202	1,038
PROS Holdings, Inc.* (Software)	99	4,399
ProSight Global, Inc.* (Insurance)	23	205
Protagonist Therapeutics, Inc.* (Biotechnology)	57	1,007
Protara Therapeutics, Inc.* (Biotechnology)	5	147
Protective Insurance Corp.–Class B (Insurance)	23	347
Prothena Corp. PLC* (Biotechnology)	77	805
Proto Labs, Inc.* (Machinery)	67	7,535
Provention Bio, Inc.* (Pharmaceuticals)	107	1,510
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	22	173
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	15	201
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	153	2,211
Prudential BanCorp, Inc. (Thrifts & Mortgage Finance)	22	265
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	51	6,752
PTC Therapeutics, Inc.* (Biotechnology)	155	7,865
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	34	356
Puma Biotechnology, Inc.* (Biotechnology)	77	803
Pure Cycle Corp.* (Water Utilities)	49	450
Purple Innovation, Inc.* (Household Durables)	36	648
Pzena Investment Management, Inc.–Class A (Capital Markets)	43	234
Q2 Holdings, Inc.* (Software)	125	10,723
QAD, Inc. (Software)	29	1,197
QCR Holdings, Inc. (Banks)	37	1,154
QTS Realty Trust, Inc.–Class A (Equity Real Estate Investment Trusts)	151	9,678
Quad/Graphics, Inc. (Commercial Services & Supplies)	84	273
Quaker Chemical Corp. (Chemicals)	33	6,126
Qualys, Inc.* (Software)	86	8,945
Quanex Building Products Corp. (Building Products)	83	1,152
Quanterix Corp.* (Life Sciences Tools & Services)	48	1,315
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	74	286
QuinStreet, Inc.* (Interactive Media & Services)	119	1,245
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	216	1,581
Quotient, Ltd.* (Health Care Equipment & Supplies)	152	1,125
R1 RCM, Inc.* (Health Care Providers & Services)	269	2,999
Radian Group, Inc. (Thrifts & Mortgage Finance)	481	7,461
Radiant Logistics, Inc.* (Air Freight & Logistics)	98	385
Radius Health, Inc.* (Biotechnology)	114	1,554
RadNet, Inc.* (Health Care Providers & Services)	108	1,714
Rafael Holdings, Inc.*–Class B (Real Estate Management & Development)	23	331
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	285	4,332
Range Resources Corp. (Oil, Gas & Consumable Fuels)	539	3,035
Ranpak Holdings Corp.* (Containers & Packaging)	73	543
Rapid7, Inc.* (Software)	127	6,480
RAPT Therapeutics, Inc.* (Biotechnology)	28	813
Raven Industries, Inc. (Industrial Conglomerates)	90	1,936
Rayonier Advanced Materials, Inc.* (Chemicals)	156	438
RBB BanCorp (Banks)	42	573
RBC Bearings, Inc.* (Machinery)	62	8,309
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	22	305
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	92	799
Realogy Holdings Corp. (Real Estate Management & Development)	288	2,134
Recro Pharma, Inc. (Biotechnology)	49	223
Red River Bancshares, Inc. (Banks)	12	527
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	32	326
Red Rock Resorts, Inc.–Class A (Hotels, Restaurants & Leisure)	166	1,811
Red Violet, Inc.* (Professional Services)	16	282
Redfin Corp.* (Real Estate Management & Development)	241	10,099
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	289	2,023
Regenxbio, Inc.* (Biotechnology)	86	3,167
Regional Management Corp.* (Consumer Finance)	21	372
Regis Corp.* (Diversified Consumer Services)	59	483
Reliant BanCorp, Inc. (Banks)	39	635
Relmada Therapeutics, Inc.* (Pharmaceuticals)	35	1,566
Renasant Corp. (Banks)	137	3,411
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	96	2,379
Rent-A-Center, Inc. (Specialty Retail)	122	3,394
Repay Holdings Corp.* (IT Services)	92	2,266
Replimune Group, Inc.* (Biotechnology)	43	1,069
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	61	548
Republic Bancorp, Inc.–Class A (Banks)	24	785
Republic First BanCorp, Inc.* (Banks)	114	278
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	67	272
Resideo Technologies, Inc.* (Building Products)	312	3,657
Resonant, Inc.* (Communications Equipment)	125	291
Resources Connection, Inc. (Professional Services)	77	922
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	287	3,252
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	539	3,945
Retail Value, Inc. (Equity Real Estate Investment Trusts)	41	507
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	33	232
Retrophin, Inc.* (Biotechnology)	104	2,123
REV Group, Inc. (Machinery)	69	421
Revance Therapeutics, Inc.* (Pharmaceuticals)	143	3,492
Revlon, Inc.*–Class A (Personal Products)	17	168
REVOLUTION Medicines, Inc.* (Biotechnology)	37	1,168

See accompanying notes to financial statements.

224 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	14	$971
Rexnord Corp. (Machinery)	268	7,811
RGC Resources, Inc. (Gas Utilities)	19	459
RH* (Specialty Retail)	42	10,453
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	85	1,896
Ribbon Communications, Inc.* (Communications Equipment)	171	672
Richmond Mutual BanCorp, Inc. (Banks)	31	348
Rigel Pharmaceuticals, Inc.* (Biotechnology)	427	781
Rimini Street, Inc.* (Software)	52	268
Rite Aid Corp.*(a) (Food & Staples Retailing)	138	2,354
Riverview BanCorp, Inc. (Thrifts & Mortgage Finance)	54	305
RLI Corp. (Insurance)	100	8,210
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	413	3,899
Rocket Pharmaceuticals, Inc.* (Biotechnology)	86	1,800
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	172	335
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	17	350
Rogers Corp.* (Electronic Equipment, Instruments & Components)	47	5,856
Rosetta Stone, Inc.* (Entertainment)	59	995
RPC, Inc.* (Energy Equipment & Services)	145	447
RPT Realty (Equity Real Estate Investment Trusts)	203	1,413
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	143	455
Rubius Therapeutics, Inc.* (Biotechnology)	90	538
Rush Enterprises, Inc.–Class A (Trading Companies & Distributors)	68	2,819
Rush Enterprises, Inc.–Class B (Trading Companies & Distributors)	11	392
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	67	547
Ryerson Holding Corp.* (Metals & Mining)	40	225
Ryman Hospitality Properties, Inc.–Class I (Equity Real Estate Investment Trusts)	127	4,394
S&T Bancorp, Inc. (Banks)	97	2,275
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	517	7,460
Safe Bulkers, Inc.* (Marine)	130	159
Safeguard Scientifics, Inc. (Capital Markets)	49	343
Safehold, Inc. (Equity Real Estate Investment Trusts)	43	2,472
Safety Insurance Group, Inc. (Insurance)	37	2,822
Saga Communications, Inc.–Class A (Media)	10	256
Saia, Inc.* (Road & Rail)	66	7,338
SailPoint Technologies Holding, Inc.* (Software)	221	5,850
Salisbury BanCorp, Inc. (Banks)	6	246
Sally Beauty Holdings, Inc.* (Specialty Retail)	284	3,559
Sanderson Farms, Inc. (Food Products)	51	5,910
Sandy Spring Bancorp, Inc. (Banks)	116	2,874
Sangamo Therapeutics, Inc.* (Biotechnology)	290	2,598
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	169	4,232
Sapiens International Corp. N.V. (Software)	64	1,791
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	23	661
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	30	968
Savara, Inc.* (Biotechnology)	117	291
SB Financial Group, Inc. (Banks)	18	299
SB One BanCorp (Banks)	20	394
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	64	1,542
Schnitzer Steel Industries, Inc.–Class A (Metals & Mining)	65	1,147
Scholar Rock Holding Corp.* (Biotechnology)	57	1,038
Scholastic Corp. (Media)	73	2,186
Schrodinger, Inc.* (Health Care Technology)	35	3,205
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	78	2,606
Scientific Games Corp.*–Class A (Hotels, Restaurants & Leisure)	144	2,226
Scorpio Bulkers, Inc. (Marine)	14	214
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	129	1,652
scPharmaceuticals, Inc.* (Pharmaceuticals)	14	103
Sculptor Capital Management, Inc. (Capital Markets)	46	595
SeaChange International, Inc.* (Software)	76	115
Seacoast Banking Corp.* (Banks)	130	2,652
SEACOR Holdings, Inc.* (Energy Equipment & Services)	48	1,359
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	66	691
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	128	1,896
SecureWorks Corp.*–Class A (Software)	22	251
Security National Financial Corp.*–Class A (Thrifts & Mortgage Finance)	23	155
Select BanCorp, Inc.* (Banks)	40	326
Select Energy Services, Inc.* (Energy Equipment & Services)	148	725
Select Medical Holdings Corp.* (Health Care Providers & Services)	273	4,021
Selecta Biosciences, Inc.* (Biotechnology)	171	486
Selective Insurance Group, Inc. (Insurance)	149	7,858
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	162	8,460
Seneca Foods Corp.*–Class A (Food Products)	16	541
Sensient Technologies Corp. (Chemicals)	107	5,581
Seres Therapeutics, Inc.* (Biotechnology)	110	524
Seritage Growth Properties*–Class A (Equity Real Estate Investment Trusts)	86	980
Service Properties Trust (Equity Real Estate Investment Trusts)	412	2,921
ServiceSource International, Inc.* (IT Services)	218	344
ServisFirst Bancshares, Inc. (Banks)	122	4,363
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	235	2,183
Shake Shack, Inc.*–Class A (Hotels, Restaurants & Leisure)	88	4,662
Sharps Compliance Corp.* (Health Care Providers & Services)	36	253
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	121	5,965
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	67	3,174
Shoe Carnival, Inc. (Specialty Retail)	23	673

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 225

Common Stocks, continued

	Shares	Value
Shore Bancshares, Inc. (Banks)	31	$344
Shotspotter, Inc.* (Software)	20	504
Shutterstock, Inc. (Internet & Direct Marketing Retail)	49	1,714
SI-BONE, Inc.* (Health Care Equipment & Supplies)	64	1,020
Siebert Financial Corp.* (Capital Markets)	26	132
Sientra, Inc.* (Health Care Equipment & Supplies)	117	453
Sierra BanCorp (Banks)	35	661
SIGA Technologies, Inc.* (Pharmaceuticals)	136	804
Signet Jewelers, Ltd. (Specialty Retail)	131	1,345
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	109	10,930
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	80	3,351
Silvercrest Asset Management Group, Inc.–Class A (Capital Markets)	24	305
Silvergate Capital Corp.*–Class A (Banks)	39	546
Simmons First National Corp.–Class A (Banks)	272	4,654
Simply Good Foods Co.* (Food Products)	214	3,976
Simpson Manufacturing Co., Inc. (Building Products)	110	9,279
Simulations Plus, Inc. (Health Care Technology)	32	1,914
Sinclair Broadcast Group, Inc.–Class A (Media)	131	2,418
SITE Centers Corp. (Equity Real Estate Investment Trusts)	385	3,119
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	105	11,966
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	13	616
SJW Corp. (Water Utilities)	66	4,099
Skyline Corp.* (Household Durables)	137	3,335
SkyWest, Inc. (Airlines)	124	4,044
Sleep Number Corp.* (Specialty Retail)	68	2,832
SM Energy Co. (Oil, Gas & Consumable Fuels)	283	1,061
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	36	978
SmartFinancial, Inc. (Banks)	35	566
Smith & Wesson Brands, Inc.* (Leisure Products)	137	2,948
Smith Micro Software, Inc.* (Software)	84	375
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	72	534
Soleno Therapeutics, Inc.* (Biotechnology)	84	186
Solid Biosciences, Inc.* (Biotechnology)	62	182
Soliton, Inc.* (Health Care Equipment & Supplies)	14	109
Sonic Automotive, Inc.–Class A (Specialty Retail)	60	1,915
Sonos, Inc.* (Household Durables)	200	2,926
Sorrento Therapeutics, Inc.* (Biotechnology)	441	2,769
South Jersey Industries, Inc. (Gas Utilities)	233	5,823
South Plains Financial, Inc. (Banks)	27	384
South State Corp. (Banks)	176	8,388
Southern First Bancshares, Inc.* (Banks)	18	499
Southern Missouri BanCorp, Inc. (Thrifts & Mortgage Finance)	19	462
Southern National BanCorp of Virginia, Inc. (Banks)	50	485
Southside Bancshares, Inc. (Banks)	80	2,218
Southwest Gas Holdings, Inc. (Gas Utilities)	139	9,598
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,367	3,500
SP Plus Corp.* (Commercial Services & Supplies)	58	1,201
Spark Energy, Inc.–Class A (Electric Utilities)	30	212
SpartanNash Co. (Food & Staples Retailing)	89	1,891
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	290	980
Spero Therapeutics, Inc.* (Biotechnology)	36	487
Spire, Inc. (Gas Utilities)	126	8,279
Spirit Airlines, Inc.*(a) (Airlines)	217	3,863
Spirit of Texas Bancshares, Inc.* (Banks)	34	419
Spok Holdings, Inc. (Wireless Telecommunication Services)	44	411
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	108	1,539
Springworks Therapeutics, Inc.* (Biotechnology)	53	2,226
Sprout Social, Inc.*–Class A (Software)	20	540
SPS Commerce, Inc.* (Software)	88	6,611
SPX Corp.* (Machinery)	108	4,444
SPX FLOW, Inc.* (Machinery)	107	4,006
STAAR Surgical Co.* (Health Care Equipment & Supplies)	113	6,954
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	377	11,053
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	42	7,716
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	10	232
Standard Motor Products, Inc. (Auto Components)	53	2,184
Standex International Corp. (Machinery)	31	1,784
Startek, Inc.* (IT Services)	42	213
State Auto Financial Corp. (Insurance)	44	785
Steelcase, Inc.–Class A (Commercial Services & Supplies)	217	2,617
Stepan Co. (Chemicals)	54	5,243
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	111	495
Sterling BanCorp, Inc. (Thrifts & Mortgage Finance)	41	147
Sterling Construction Co., Inc.* (Construction & Engineering)	70	733
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	207	5,111
Stewart Information Services Corp. (Insurance)	59	1,918
Stifel Financial Corp. (Capital Markets)	168	7,967
Stitch Fix, Inc.*(a) (Internet & Direct Marketing Retail)	141	3,518
Stock Yards Bancorp, Inc. (Banks)	51	2,050
Stoke Therapeutics, Inc.* (Biotechnology)	31	739
Stoneridge, Inc.* (Auto Components)	65	1,343
Strategic Education, Inc. (Diversified Consumer Services)	55	8,450
Stratus Properties, Inc.* (Real Estate Management & Development)	15	297
Strongbridge BioPharma PLC* (Pharmaceuticals)	89	336
Sturm, Ruger & Co., Inc. (Leisure Products)	42	3,192
Summit Financial Group, Inc. (Banks)	28	461

See accompanying notes to financial statements.

226 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	260	$1,542
Summit Materials, Inc.*–Class A (Construction Materials)	296	4,760
SunCoke Energy, Inc. (Metals & Mining)	209	619
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	81	1,383
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	192	1,471
Sunrun, Inc.* (Electrical Equipment)	292	5,758
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	541	4,409
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	112	3,179
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	27	362
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	123	2,921
Surgery Partners, Inc.* (Health Care Providers & Services)	57	659
Surmodics, Inc.* (Health Care Equipment & Supplies)	33	1,427
Sutro BioPharma, Inc.* (Biotechnology)	42	326
SVMK, Inc.* (Software)	300	7,062
SWK Holdings Corp.* (Diversified Financial Services)	9	108
Sykes Enterprises, Inc.* (IT Services)	98	2,711
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	86	5,170
Synchronoss Technologies, Inc.* (Software)	100	353
Syndax Pharmaceuticals, Inc.* (Biotechnology)	68	1,008
Syros Pharmaceuticals, Inc.* (Biotechnology)	104	1,109
Systemax, Inc. (Trading Companies & Distributors)	31	637
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	51	2,791
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	46	1,906
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	28	258
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	228	1,626
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	75	127
Taylor Morrison Home Corp.* (Household Durables)	317	6,115
TCR2 Therapeutics, Inc.* (Biotechnology)	41	630
Team, Inc.* (Commercial Services & Supplies)	75	418
TechTarget, Inc.* (Media)	59	1,772
TEGNA, Inc. (Media)	552	6,148
Tejon Ranch Co.* (Real Estate Management & Development)	53	763
Tela Bio, Inc.* (Health Care Equipment & Supplies)	14	181
Telenav, Inc.* (Software)	83	456
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	367	422
Tenable Holdings, Inc.* (Software)	153	4,561
Tenet Healthcare Corp.* (Health Care Providers & Services)	263	4,763
Tennant Co. (Machinery)	46	2,990
Tenneco, Inc.* (Auto Components)	128	968
Terex Corp. (Machinery)	169	3,172
Terraform Power, Inc.–Class A (Independent Power and Renewable Electricity Producers)	221	4,075
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	168	8,844
Territorial BanCorp, Inc. (Thrifts & Mortgage Finance)	20	476
Tetra Tech, Inc. (Commercial Services & Supplies)	136	10,759
Texas Capital Bancshares, Inc.* (Banks)	127	3,920
Texas Roadhouse, Inc.–Class A (Hotels, Restaurants & Leisure)	165	8,674
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	134	1,096
TG Therapeutics, Inc.* (Biotechnology)	243	4,734
The Andersons, Inc. (Food & Staples Retailing)	78	1,073
The Bancorp, Inc.* (Banks)	130	1,274
The Bank of Nt Butterfield & Son, Ltd. (Banks)	131	3,195
The Bank of Princeton (Banks)	14	281
The Brink's Co. (Commercial Services & Supplies)	126	5,734
The Buckle, Inc. (Specialty Retail)	73	1,145
The Cato Corp.–Class A (Specialty Retail)	53	434
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	107	2,452
The Children's Place, Inc. (Specialty Retail)	36	1,347
The Community Financial Corp. (Banks)	13	317
The Container Store Group, Inc.* (Specialty Retail)	40	130
The E.W. Scripps Co.–Class A (Media)	141	1,234
The Eastern Co. (Machinery)	14	250
The Ensign Group, Inc. (Health Care Providers & Services)	129	5,399
The Exone Co.* (Machinery)	28	239
The First BanCorp (Banks)	25	543
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	296	3,502
The Goodyear Tire & Rubber Co. (Auto Components)	581	5,197
The Greenbrier Cos., Inc. (Machinery)	81	1,843
The Hackett Group, Inc. (IT Services)	63	853
The Joint Corp.* (Health Care Providers & Services)	33	504
The Lovesac Co.* (Household Durables)	22	577
The Macerich Co. (Equity Real Estate Investment Trusts)	357	3,202
The Manitowoc Co., Inc.* (Machinery)	85	925
The Marcus Corp. (Entertainment)	56	743
The Meet Group, Inc.* (Interactive Media & Services)	173	1,080
The Michaels Cos., Inc.* (Specialty Retail)	187	1,322
The Pennant Group, Inc.* (Health Care Providers & Services)	65	1,469
The Providence Service Corp.* (Health Care Providers & Services)	30	2,367
The RealReal, Inc.* (Internet & Direct Marketing Retail)	157	2,008
The RMR Group, Inc.–Class A (Real Estate Management & Development)	38	1,120
The Shyft Group, Inc. (Machinery)	86	1,448

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 227

Common Stocks, continued

	Shares	Value
The St Joe Co.* (Real Estate Management & Development)	83	$1,612
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	594	743
Theravance Biopharma, Inc.* (Pharmaceuticals)	116	2,435
Thermon Group Holdings, Inc.* (Electrical Equipment)	82	1,195
Third Point Reinsurance, Ltd.* (Insurance)	203	1,525
Tidewater, Inc.* (Energy Equipment & Services)	102	570
Tilly's, Inc.–Class A (Specialty Retail)	56	318
Timberland BanCorp, Inc. (Thrifts & Mortgage Finance)	19	346
TimkenSteel Corp.* (Metals & Mining)	113	440
Tiptree, Inc.–Class A (Insurance)	63	406
Titan Machinery, Inc.* (Trading Companies & Distributors)	48	521
Tivity Health, Inc.* (Health Care Providers & Services)	109	1,235
Tompkins Financial Corp. (Banks)	36	2,332
Tootsie Roll Industries, Inc.(a) (Food Products)	40	1,371
TopBuild Corp.* (Household Durables)	83	9,443
TowneBank (Banks)	168	3,165
TPG RE Finance Trust, Inc.–Class T (Mortgage Real Estate Investment Trusts)	151	1,299
TPI Composites, Inc.* (Electrical Equipment)	76	1,776
Transcat, Inc.* (Trading Companies & Distributors)	17	440
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	3	90
Translate Bio, Inc.* (Biotechnology)	127	2,276
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	50	896
Transocean, Ltd.* (Energy Equipment & Services)	1,471	2,691
Trecora Resources* (Chemicals)	61	382
Tredegar Corp. (Chemicals)	66	1,016
TRI Pointe Group, Inc.* (Household Durables)	326	4,789
Tribune Publishing Co. (Media)	39	390
Tricida, Inc.* (Pharmaceuticals)	71	1,951
TriCo Bancshares (Banks)	66	2,010
TriMas Corp.* (Machinery)	109	2,611
TriNet Group, Inc.* (Professional Services)	104	6,338
Trinseo SA (Chemicals)	96	2,127
Triple-S Management Corp.* (Health Care Providers & Services)	58	1,103
Tristate Capital Holdings, Inc.* (Banks)	69	1,084
Triton International, Ltd. (Trading Companies & Distributors)	128	3,871
Triumph Bancorp, Inc.* (Banks)	55	1,335
Triumph Group, Inc. (Aerospace & Defense)	130	1,171
Tronox Holdings PLC–Class A (Chemicals)	225	1,625
TrueBlue, Inc.* (Professional Services)	90	1,374
TrueCar, Inc.* (Interactive Media & Services)	266	686
Trupanion, Inc.* (Insurance)	75	3,202
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	238	1,507
Trustmark Corp. (Banks)	158	3,874
TTEC Holdings, Inc. (IT Services)	46	2,142
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	251	2,977
Tucows, Inc.* (IT Services)	24	1,376
Tupperware Brands Corp.(a) (Household Durables)	123	584
Turning Point Brands, Inc. (Tobacco)	22	548
Turning Point Therapeutics, Inc.* (Biotechnology)	70	4,521
Turtle Beach Corp.* (Household Durables)	34	500
Tutor Perini Corp.* (Construction & Engineering)	103	1,255
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	46	1,025
Twist Bioscience Corp.* (Biotechnology)	75	3,398
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	689	3,473
Tyme Technologies, Inc.* (Biotechnology)	165	219
U.S. Concrete, Inc.* (Construction Materials)	40	992
U.S. Ecology, Inc. (Commercial Services & Supplies)	78	2,643
U.S. Lime & Minerals, Inc. (Construction Materials)	5	422
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	32	2,593
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	185	668
UFP Industries, Inc. (Building Products)	150	7,426
UFP Technologies, Inc.* (Containers & Packaging)	17	749
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,263
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	143	11,185
Ultralife Corp.* (Electrical Equipment)	23	161
UMB Financial Corp. (Banks)	110	5,671
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	92	1,190
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	35	451
UniFirst Corp. (Commercial Services & Supplies)	38	6,800
Unisys Corp.* (IT Services)	156	1,702
United Bankshares, Inc. (Banks)	311	8,601
United Community Banks, Inc. (Banks)	196	3,944
United Fire Group, Inc. (Insurance)	53	1,469
United Insurance Holdings Corp. (Insurance)	51	399
United Natural Foods, Inc.* (Food & Staples Retailing)	134	2,440
United Security Bancshares/Fresno CA (Banks)	34	227
United States Steel Corp.(a) (Metals & Mining)	551	3,978
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	486	4,544
Unitil Corp. (Multi-Utilities)	37	1,658
Unity BanCorp, Inc. (Banks)	20	286
UNITY Biotechnology, Inc.* (Biotechnology)	83	720
Universal Corp. (Tobacco)	61	2,593
Universal Electronics, Inc.* (Household Durables)	34	1,592
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	32	2,544
Universal Insurance Holdings, Inc. (Insurance)	71	1,260
Universal Logistics Holdings, Inc. (Road & Rail)	19	330
Universal Technical Institute, Inc.* (Diversified Consumer Services)	73	507
Univest Financial Corp. (Banks)	72	1,162
Upland Software, Inc.* (Software)	57	1,981
Upwork, Inc.* (Professional Services)	233	3,365
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	457	401

See accompanying notes to financial statements.

228 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Urban Edge Properties (Equity Real Estate Investment Trusts)	292	$3,466
Urban Outfitters, Inc.* (Specialty Retail)	173	2,633
Urogen Pharma, Ltd.* (Biotechnology)	49	1,280
Urstadt Biddle Properties, Inc.–Class A (Equity Real Estate Investment Trusts)	75	891
US Auto Parts Network, Inc.* (Internet & Direct Marketing Retail)	53	459
US Xpress Enterprises, Inc.*–Class A (Road & Rail)	56	336
USANA Health Sciences, Inc.* (Personal Products)	29	2,129
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	9	798
Valley National Bancorp (Banks)	1,002	7,836
Value Line, Inc. (Capital Markets)	3	81
Vanda Pharmaceuticals, Inc.* (Biotechnology)	135	1,544
Vapotherm, Inc.* (Health Care Equipment & Supplies)	48	1,968
Varex Imaging Corp.* (Health Care Equipment & Supplies)	94	1,424
Varonis Systems, Inc.* (Software)	78	6,901
Vaxart, Inc.* (Biotechnology)	112	991
VBI Vaccines, Inc.* (Biotechnology)	432	1,339
Vector Group, Ltd. (Tobacco)	339	3,410
Vectrus, Inc.* (Aerospace & Defense)	29	1,425
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	122	1,646
Venus Concept, Inc.* (Health Care Equipment & Supplies)	46	161
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	52	231
Veracyte, Inc.* (Biotechnology)	126	3,263
Verastem, Inc.* (Biotechnology)	411	707
Vericel Corp.* (Biotechnology)	113	1,562
Vericity, Inc. (Insurance)	5	53
Verint Systems, Inc.* (Software)	161	7,274
Veritex Holdings, Inc. (Banks)	121	2,142
Veritiv Corp.* (Trading Companies & Distributors)	32	543
Veritone, Inc.*(a) (Software)	58	862
Verra Mobility Corp.*–Class C (IT Services)	336	3,454
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	31	341
Verso Corp.–Class A (Paper & Forest Products)	88	1,052
Veru, Inc.* (Personal Products)	125	418
Viad Corp. (Commercial Services & Supplies)	51	970
Viavi Solutions, Inc.* (Communications Equipment)	575	7,325
Vicor Corp.* (Electrical Equipment)	45	3,238
Viela Bio, Inc.* (Biotechnology)	50	2,166
Viemed Healthcare, Inc.* (Health Care Providers & Services)	86	826
ViewRay, Inc.* (Health Care Equipment & Supplies)	280	627
Viking Therapeutics, Inc.* (Biotechnology)	165	1,190
Village Super Market, Inc.–Class A (Food & Staples Retailing)	21	582
Vir Biotechnology, Inc.* (Biotechnology)	116	4,753
VirnetX Holding Corp. (Software)	159	1,034
Virtus Investment Partners, Inc. (Capital Markets)	19	2,210
Virtusa Corp.* (IT Services)	72	2,338
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	334	5,100
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	31	762
Vista Outdoor, Inc.* (Leisure Products)	147	2,124
Visteon Corp.* (Auto Components)	70	4,795
Vivint Smart Home, Inc.* (Diversified Consumer Services)	175	3,033
Vivint Solar, Inc.* (Electrical Equipment)	124	1,228
Vocera Communications, Inc.* (Health Care Technology)	80	1,696
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	59	230
Vonage Holdings Corp.* (Diversified Telecommunication Services)	582	5,855
VOXX International Corp.* (Auto Components)	50	289
Voyager Therapeutics, Inc.* (Biotechnology)	65	820
VSE Corp. (Commercial Services & Supplies)	22	691
vTv Therapeutics, Inc.*–Class A (Biotechnology)	24	54
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	237	540
Wabash National Corp. (Machinery)	133	1,412
Waddell & Reed Financial, Inc.–Class A (Capital Markets)	162	2,513
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	191	502
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	71	3,608
Warrior Met Coal, Inc. (Metals & Mining)	129	1,985
Washington Federal, Inc. (Thrifts & Mortgage Finance)	190	5,100
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	207	4,595
Washington Trust Bancorp, Inc. (Banks)	43	1,408
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	57	845
Watford Holdings, Ltd.* (Insurance)	43	718
Watts Water Technologies, Inc.–Class A (Machinery)	69	5,589
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	52	541
WD-40 Co. (Household Products)	34	6,742
Weis Markets, Inc. (Food & Staples Retailing)	24	1,203
Welbilt, Inc.* (Machinery)	328	1,998
Werner Enterprises, Inc. (Road & Rail)	153	6,660
WesBanco, Inc. (Banks)	164	3,331
WESCO International, Inc.* (Trading Companies & Distributors)	124	4,353
West BanCorp, Inc. (Banks)	40	700
Westamerica Bancorp (Banks)	66	3,790
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	131	359
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	57	330
Westwood Holdings Group, Inc. (Capital Markets)	20	315
Weyco Group, Inc. (Distributors)	15	324
Whitestone REIT (Equity Real Estate Investment Trusts)	100	727
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	226	255
WideOpenWest, Inc.* (Media)	132	696

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 229

Common Stocks, continued

	Shares	Value
Willdan Group, Inc.* (Professional Services)	26	$650
Willis Lease Finance Corp.* (Trading Companies & Distributors)	7	170
Willscot Corp.* (Construction & Engineering)	403	4,953
Wingstop, Inc. (Hotels, Restaurants & Leisure)	75	10,423
Winmark Corp. (Specialty Retail)	7	1,199
Winnebago Industries, Inc. (Automobiles)	78	5,196
WisdomTree Investments, Inc. (Capital Markets)	365	1,267
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	201	4,786
Workhorse Group, Inc.*(a) (Auto Components)	159	2,765
Workiva, Inc.* (Software)	97	5,189
World Acceptance Corp.*(a) (Consumer Finance)	12	786
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	157	4,044
Worthington Industries, Inc. (Metals & Mining)	93	3,469
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	29	304
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	324	9,628
WSFS Financial Corp. (Thrifts & Mortgage Finance)	126	3,616
WW International, Inc.* (Diversified Consumer Services)	119	3,020
X4 Pharmaceuticals, Inc.* (Biotechnology)	40	373
Xbiotech, Inc.* (Biotechnology)	36	494
Xencor, Inc.* (Biotechnology)	139	4,502
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	285	2,659
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	94	250
XOMA Corp.* (Biotechnology)	15	296
XPEL, Inc.* (Auto Components)	42	657
Xperi Holding Corp. (Software)	270	3,985
Yelp, Inc.* (Interactive Media & Services)	176	4,071
YETI Holdings, Inc.* (Leisure Products)	187	7,992
Yext, Inc.* (Software)	254	4,219
Y-mAbs Therapeutics, Inc.* (Biotechnology)	75	3,240
York Water Co. (Water Utilities)	33	1,583
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	26	1,249
ZIOPHARM Oncology, Inc.* (Biotechnology)	536	1,758
ZixCorp.* (Software)	137	945
Zogenix, Inc.* (Pharmaceuticals)	140	3,781
Zumiez, Inc.* (Specialty Retail)	53	1,451
Zuora, Inc.*–Class A (Software)	246	3,137
Zynex, Inc.* (Health Care Equipment & Supplies)	42	1,045
TOTAL COMMON STOCKS (Cost $3,903,931)		4,448,403

Preferred Stock(NM)

WESCO International, Inc.–Series A (Trading Companies & Distributors)	1	18
TOTAL PREFERRED STOCK (Cost $18)		18

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$–
TOTAL TRUST (Cost $–)		–

Repurchase Agreements(b)(c) (46.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $3,997,003	$3,997,000	$3,997,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,997,000)		3,997,000

Collateral for Securities Loaned (0.8%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio–Institutional Shares, 0.18%(d)	10,388	$10,388
Fidelity Investments Money Market Government Portfolio–Class I, 0.41%(d)	114	114
JPMorgan U.S. Government Money Market Fund–Capital Shares, 0.19%(d)	56,988	56,988
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $67,490)		67,490
TOTAL INVESTMENT SECURITIES (Cost $7,968,439)–99.8%		8,512,911
Net other assets (liabilities)–0.2%		20,576
NET ASSETS–100.0%		$8,533,487

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of June 30, 2020, this security represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $64,183.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $657,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

See accompanying notes to financial statements.

230 :: ProFund VP Small-Cap :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	6	9/21/20	$430,890	$(7,869)

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/27/20	1.22%	$2,357,213	$32,849
Russell 2000 Index	UBS AG	7/27/20	0.97%	1,292,050	18,125
				$3,649,263	$50,974

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Small-Cap invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$37,484	0.4%
Air Freight & Logistics	15,317	0.2%
Airlines	13,367	0.2%
Auto Components	56,823	0.7%
Automobiles	5,196	0.1%
Banks	373,087	4.3%
Beverages	12,956	0.2%
Biotechnology	482,165	5.7%
Building Products	68,078	0.8%
Capital Markets	66,920	0.8%
Chemicals	75,541	0.8%
Commercial Services & Supplies	95,244	1.1%
Communications Equipment	41,974	0.5%
Construction & Engineering	58,659	0.7%
Construction Materials	6,710	0.1%
Consumer Finance	30,713	0.4%
Containers & Packaging	9,004	0.1%
Distributors	3,570	NM
Diversified Consumer Services	32,857	0.4%
Diversified Financial Services	10,978	0.1%
Diversified Telecommunication Services	36,290	0.4%
Electric Utilities	41,242	0.5%
Electrical Equipment	41,207	0.5%
Electronic Equipment, Instruments & Components	104,917	1.2%
Energy Equipment & Services	30,781	0.4%
Entertainment	12,970	0.2%
Equity Real Estate Investment Trusts	277,415	3.3%
Food & Staples Retailing	38,931	0.5%
Food Products	61,632	0.6%
Gas Utilities	53,640	0.6%
Health Care Equipment & Supplies	160,256	1.9%
Health Care Providers & Services	102,989	1.2%
Health Care Technology	47,140	0.6%
Hotels, Restaurants & Leisure	121,019	1.4%
Household Durables	92,810	1.1%
Household Products	11,402	0.1%
Independent Power and Renewable Electricity Producers	18,807	0.2%
Industrial Conglomerates	1,936	NM
Insurance	103,511	1.2%
Interactive Media & Services	17,614	0.2%
Internet & Direct Marketing Retail	25,534	0.3%
IT Services	92,392	1.1%
Leisure Products	30,132	0.4%
Life Sciences Tools & Services	28,588	0.3%
Machinery	164,023	1.9%
Marine	4,792	0.1%
Media	38,017	0.4%
Metals & Mining	64,708	0.8%
Mortgage Real Estate Investment Trusts	60,165	0.7%
Multiline Retail	10,049	0.1%
Multi-Utilities	23,739	0.3%
Oil, Gas & Consumable Fuels	69,202	0.8%
Paper & Forest Products	22,830	0.3%
Personal Products	16,947	0.2%
Pharmaceuticals	94,578	1.1%
Professional Services	59,452	0.7%
Real Estate Management & Development	36,450	0.4%
Road & Rail	25,596	0.3%
Semiconductors & Semiconductor Equipment	125,834	1.5%
Software	247,498	2.9%
Specialty Retail	106,043	1.2%
Technology Hardware, Storage & Peripherals	7,830	0.1%
Textiles, Apparel & Luxury Goods	38,217	0.4%
Thrifts & Mortgage Finance	81,490	1.0%
Tobacco	6,551	0.1%
Trading Companies & Distributors	62,025	0.7%
Water Utilities	24,291	0.3%
Wireless Telecommunication Services	8,296	0.1%
Other**	4,085,066	47.8%
Total	$8,533,487	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 231

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$7,968,439
Securities, at value(a)	4,515,911
Repurchase agreements, at value	3,997,000
Total Investment Securities, at value	8,512,911
Segregated cash balances for futures contracts with brokers	42,240
Segregated cash balances for swap agreements with custodian	938
Dividends and interest receivable	4,215
Unrealized appreciation on swap agreements	50,974
Receivable for capital shares issued	7,691
Receivable for investments sold	4,422
Variation margin on futures contracts	3,930
Prepaid expenses	161
TOTAL ASSETS	8,627,482
LIABILITIES:
Payable for investments purchased	3,566
Payable for capital shares redeemed	202
Cash overdraft	15
Payable for collateral for securities loaned	67,490
Advisory fees payable	3,702
Management services fees payable	493
Administration fees payable	659
Administrative services fees payable	4,226
Distribution fees payable	4,688
Transfer agency fees payable	537
Fund accounting fees payable	667
Compliance services fees payable	62
Other accrued expenses	7,688
TOTAL LIABILITIES	93,995
NET ASSETS	$8,533,487
NET ASSETS CONSIST OF:
Capital	$8,582,443
Total distributable earnings (loss)	(48,956)
NET ASSETS	$8,533,487
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	281,049
Net Asset Value (offering and redemption price per share)	$30.36
(a) Includes securities on loan valued at:	$64,183

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$32,661
Interest	20,227
Foreign tax withholding	(23)
Income from securities lending	649
TOTAL INVESTMENT INCOME	53,514
EXPENSES:
Advisory fees	34,628
Management services fees	4,617
Administration fees	4,083
Transfer agency fees	3,247
Administrative services fees	10,313
Distribution fees	11,543
Custody fees	642
Fund accounting fees	3,974
Trustee fees	140
Compliance services fees	62
Licensing fees	5,280
Other fees	4,924
Total Gross Expenses before reductions	83,453
Expenses reduced and reimbursed by the Advisor	(5,885)
TOTAL NET EXPENSES	77,568
NET INVESTMENT INCOME (LOSS)	(24,054)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	247,265
Net realized gains (losses) on futures contracts	(18,721)
Net realized gains (losses) on swap agreements	(1,200,636)
Change in net unrealized appreciation/depreciation on investment securities	(1,013,228)
Change in net unrealized appreciation/depreciation on futures contracts	(15,278)
Change in net unrealized appreciation/depreciation on swap agreements	50,795
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,949,803)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,973,857)

See accompanying notes to financial statements.

232 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,054)	$3,983
Net realized gains (losses) on investments	(972,092)	1,315,694
Change in net unrealized appreciation/depreciation on investments	(977,711)	988,613
Change in net assets resulting from operations	(1,973,857)	2,308,290
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,709,750	18,202,042
Value of shares redeemed	(13,277,388)	(14,737,883)
Change in net assets resulting from capital transactions	(5,567,638)	3,464,159
Change in net assets	(7,541,495)	5,772,449
NET ASSETS:
Beginning of period	16,074,982	10,302,533
End of period	$8,533,487	$16,074,982
SHARE TRANSACTIONS:
Issued	277,321	546,273
Redeemed	(450,358)	(451,947)
Change in shares	(173,037)	94,326

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$35.40	$28.64	$35.03	$35.32	$29.58	$32.16
Investment Activities:
Net investment income (loss)(a)	(0.08)	0.01	(0.04)	(0.29)	(0.29)	(0.39)
Net realized and unrealized gains (losses) on investments	(4.96)	6.75	(3.99)	4.63	6.03	(1.50)
Total income (loss) from investment activities	(5.04)	6.76	(4.03)	4.34	5.74	(1.89)
Distributions to Shareholders From:
Net realized gains on investments	–	–	(2.36)	(4.63)	–	(0.69)
Net Asset Value, End of Period	$30.36	$35.40	$28.64	$35.03	$35.32	$29.58
Total Return(b)	(14.24)%	23.60%	(12.89)%	12.43%	19.44%	(6.02)%
Ratios to Average Net Assets:
Gross expenses(c)	1.81%	1.74%	1.76%	1.72%	1.76%	1.79%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.52)%	0.03%	(0.10)%	(0.81)%	(0.94)%	(1.22)%
Supplemental Data:
Net assets, end of period (000's)	$8,533	$16,075	$10,303	$14,191	$21,225	$12,666
Portfolio turnover rate(b)(d)	20%	22%	18%	12%	14%	57%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

234 :: ProFund VP Small-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600® Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Exponent, Inc.	1.2%
Wingstop, Inc.	1.2%
Agree Realty Corp.	1.0%
Power Integrations, Inc.	1.0%
NeoGenomics, Inc.	1.0%

S&P SmallCap 600® Growth

Index – Composition

% of Index
Information Technology	21%
Industrials	20%
Consumer Discretionary	15%
Health Care	14%
Financials	10%
Real Estate	7%
Materials	4%
Consumer Staples	3%
Communication Services	3%
Utilities	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	5,651	$39,501
8x8, Inc.* (Software)	4,927	78,832
AAON, Inc. (Building Products)	1,930	104,780
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,251	29,218
Addus Homecare Corp.* (Health Care Providers & Services)	644	59,609
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,820	123,378
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,434	136,123
AeroVironment, Inc.* (Aerospace & Defense)	606	48,256
Agilysys, Inc.* (Software)	957	17,169
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,561	168,283
Alamo Group, Inc. (Machinery)	462	47,420
Alarm.com Holdings, Inc.* (Software)	2,016	130,657
Albany International Corp.—Class A (Machinery)	1,460	85,717
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,389	16,932
Allegiant Travel Co. (Airlines)	623	68,038
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,370	38,141
American States Water Co. (Water Utilities)	1,754	137,917
American Vanguard Corp. (Chemicals)	669	9,205
American Woodmark Corp.* (Building Products)	740	55,981
America's Car-Mart, Inc.*(a) (Specialty Retail)	213	18,716
Ameris Bancorp (Banks)	1,397	32,955
AMERISAFE, Inc. (Insurance)	441	26,972
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,206	54,559
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	818	18,372
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	451	14,585
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	675	25,468
Apogee Enterprises, Inc. (Building Products)	625	14,400
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,049	65,447
Arconic Corp.* (Metals & Mining)	2,280	31,760
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,890	4,876
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,181	11,751
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,166	10,949
Asbury Automotive Group, Inc.* (Specialty Retail)	467	36,113
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	813	22,642
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	1,629	35,968
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	872	54,866
Balchem Corp. (Chemicals)	1,537	145,800
Barnes Group, Inc. (Machinery)	1,398	55,305
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	883	19,073
BioTelemetry, Inc.* (Health Care Providers & Services)	1,623	73,344
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	2,827	30,136
Blucora, Inc.* (Capital Markets)	1,274	14,549
Boot Barn Holdings, Inc.* (Specialty Retail)	1,369	29,516
Bottomline Technologies, Inc.* (Software)	1,046	53,105

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 235

Common Stocks, continued

	Shares	Value
Brady Corp.—Class A (Commercial Services & Supplies)	1,565	$73,273
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	3,101	33,770
Brightsphere Investment Group, Inc. (Capital Markets)	1,807	22,515
Brookline Bancorp, Inc. (Banks)	1,651	16,642
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	3,506	155,105
Calavo Growers, Inc. (Food Products)	437	27,492
California Water Service Group (Water Utilities)	1,552	74,030
Callaway Golf Co. (Leisure Products)	4,474	78,340
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	10,004	11,505
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,677	52,909
Cardtronics PLC*—Class A (IT Services)	1,130	27,097
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,230	38,267
Cavco Industries, Inc.* (Household Durables)	410	79,069
Central Pacific Financial Corp. (Banks)	708	11,349
Century Communities, Inc.* (Household Durables)	654	20,052
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	565	21,142
Chart Industries, Inc.* (Machinery)	987	47,860
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	791	11,770
CIRCOR International, Inc.* (Machinery)	950	24,206
City Holding Co. (Banks)	460	29,978
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	10,611	58,573
Coca-Cola Consolidated, Inc. (Beverages)	221	50,651
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,995	154,333
Coherus Biosciences, Inc.* (Biotechnology)	2,087	37,274
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	892	15,467
Comfort Systems USA, Inc. (Construction & Engineering)	1,196	48,737
Community Bank System, Inc. (Banks)	1,412	80,513
Community Health Systems, Inc.* (Health Care Providers & Services)	5,688	17,121
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	979	40,041
Comtech Telecommunications Corp. (Communications Equipment)	1,176	19,863
CONMED Corp. (Health Care Equipment & Supplies)	1,356	97,618
Corcept Therapeutics, Inc.* (Pharmaceuticals)	4,904	82,486
Core Laboratories N.V. (Energy Equipment & Services)	824	16,744
CorVel Corp.* (Health Care Providers & Services)	419	29,703
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,203	117,934
CryoLife, Inc.* (Health Care Equipment & Supplies)	987	18,921
CSG Systems International, Inc. (IT Services)	1,572	65,065
CTS Corp. (Electronic Equipment, Instruments & Components)	828	16,593
Cubic Corp. (Aerospace & Defense)	759	36,455
Cutera, Inc.* (Health Care Equipment & Supplies)	830	10,101
CVB Financial Corp. (Banks)	2,937	55,039
Cytokinetics, Inc.* (Biotechnology)	1,555	36,651
Dave & Buster's Entertainment, Inc.(a) (Hotels, Restaurants & Leisure)	1,284	17,116
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	3,684	22,325
Digi International, Inc.* (Communications Equipment)	1,376	16,030
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	781	32,880
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,983	100,538
DMC Global, Inc.(a) (Machinery)	701	19,348
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	345	2,670
Dorman Products, Inc.* (Auto Components)	741	49,699
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	519	8,242
Eagle Pharmaceuticals, Inc.* (Biotechnology)	481	23,078
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	2,000	46,240
Ebix, Inc. (Software)	720	16,099
eHealth, Inc.* (Insurance)	1,217	119,558
El Paso Electric Co. (Electric Utilities)	1,123	75,241
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	495	7,306
Emergent BioSolutions, Inc.* (Biotechnology)	1,292	102,171
Enanta Pharmaceuticals, Inc.* (Biotechnology)	770	38,662
Encore Wire Corp. (Electrical Equipment)	577	28,169
Enerpac Tool Group Corp.(a) (Machinery)	1,162	20,451
Enova International, Inc.* (Consumer Finance)	1,428	21,234
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	295	20,851
ESCO Technologies, Inc. (Machinery)	1,238	104,647
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	4,374	64,911
EVERTEC, Inc. (IT Services)	2,836	79,692
ExlService Holdings, Inc.* (IT Services)	1,631	103,405
Exponent, Inc. (Professional Services)	2,451	198,360
Extreme Networks, Inc.* (Communications Equipment)	5,715	24,803
Fabrinet* (Electronic Equipment, Instruments & Components)	1,746	108,985
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	430	23,048
Federal Signal Corp. (Machinery)	2,864	85,147
First BanCorp (Banks)	4,874	27,246
First Commonwealth Financial Corp. (Banks)	2,612	21,627
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	954	28,076
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	3,621	106,204
Forrester Research, Inc.* (Professional Services)	285	9,131
Forward Air Corp. (Air Freight & Logistics)	1,330	66,261
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	438	6,837
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,973	48,141
Fox Factory Holding Corp.* (Auto Components)	1,948	160,924
Franklin Electric Co., Inc. (Machinery)	1,822	95,691
Gentherm, Inc.* (Auto Components)	744	28,942

See accompanying notes to financial statements.

236 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Geospace Technologies Corp.* (Energy Equipment & Services)	649	$4,880
Getty Realty Corp. (Equity Real Estate Investment Trusts)	866	25,703
Gibraltar Industries, Inc.* (Building Products)	1,094	52,523
Glaukos Corp.* (Health Care Equipment & Supplies)	1,893	72,729
Glu Mobile, Inc.* (Entertainment)	6,256	57,993
GMS, Inc.* (Trading Companies & Distributors)	1,107	27,221
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	2,620	18,812
Greenhill & Co., Inc. (Capital Markets)	312	3,117
Griffon Corp. (Building Products)	2,051	37,985
H.B. Fuller Co. (Chemicals)	1,393	62,128
Hanger, Inc.* (Health Care Providers & Services)	1,797	29,758
Harmonic, Inc.* (Communications Equipment)	4,591	21,807
Harsco Corp.* (Machinery)	1,800	24,318
Haynes International, Inc. (Metals & Mining)	275	6,424
HealthStream, Inc.* (Health Care Technology)	793	17,549
Heartland Express, Inc. (Road & Rail)	1,036	21,570
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	6,774	23,506
Heska Corp.* (Health Care Equipment & Supplies)	205	19,100
Hibbett Sports, Inc.*(a) (Specialty Retail)	417	8,732
HMS Holdings Corp.* (Health Care Technology)	2,312	74,886
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	1,085	28,839
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,566	29,483
Independent Bank Corp. (Banks)	1,018	68,298
Independent Bank Group, Inc. (Banks)	487	19,733
Innospec, Inc. (Chemicals)	1,168	90,228
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	885	77,898
Innoviva, Inc.* (Pharmaceuticals)	3,178	44,428
Inogen, Inc.* (Health Care Equipment & Supplies)	539	19,145
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	856	42,115
Installed Building Products, Inc.* (Household Durables)	1,006	69,193
Inter Parfums, Inc. (Personal Products)	839	40,398
Interface, Inc. (Commercial Services & Supplies)	1,806	14,701
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	451	31,791
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,233	56,808
iRobot Corp.* (Household Durables)	583	48,914
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,699	112,560
J & J Snack Foods Corp. (Food Products)	710	90,262
James River Group Holdings, Ltd. (Insurance)	943	42,435
John B. Sanfilippo & Son, Inc. (Food Products)	425	36,265
John Bean Technologies Corp. (Machinery)	1,505	129,459
Kaiser Aluminum Corp. (Metals & Mining)	473	34,822
Kinsale Capital Group, Inc. (Insurance)	984	152,727
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,944	44,925
Koppers Holdings, Inc.* (Chemicals)	997	18,783
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,484	30,912
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,727	24,696
La-Z-Boy, Inc. (Household Durables)	1,050	28,413
LCI Industries (Auto Components)	1,195	137,401
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	787	20,777
Lexington Realty Trust (Equity Real Estate Investment Trusts)	6,435	67,889
LGI Homes, Inc.* (Household Durables)	1,037	91,286
Lindsay Corp. (Machinery)	232	21,393
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	646	3,850
Lithia Motors, Inc.—Class A (Specialty Retail)	1,053	159,350
LivePerson, Inc.* (Software)	2,926	121,224
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	988	37,218
M.D.C. Holdings, Inc. (Household Durables)	2,398	85,609
M/I Homes, Inc.* (Household Durables)	719	24,762
ManTech International Corp.—Class A (IT Services)	1,287	88,147
Marcus & Millichap, Inc.* (Real Estate Management & Development)	572	16,508
Marten Transport, Ltd. (Road & Rail)	1,074	27,022
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	5,208	44,268
Materion Corp. (Metals & Mining)	540	33,205
MAX Holdings, Inc. (Real Estate Management & Development)	612	19,235
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	1,409	30,237
Medifast, Inc. (Personal Products)	561	77,850
Medpace Holdings* (Life Sciences Tools & Services)	1,278	118,880
Mercer International, Inc. (Paper & Forest Products)	1,011	8,250
Meritage Homes Corp.* (Household Durables)	958	72,923
Meritor, Inc.* (Machinery)	1,855	36,729
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	118	25,582
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,513	27,491
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,216	38,012
MGP Ingredients, Inc. (Beverages)	276	10,131
MicroStrategy, Inc.*—Class A (Software)	206	24,368
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,414	113,585
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	348	11,860
Monro, Inc. (Specialty Retail)	886	48,677
Moog, Inc.—Class A (Aerospace & Defense)	699	37,033
Mueller Industries, Inc. (Machinery)	1,781	47,339
MYR Group, Inc.* (Construction & Engineering)	373	11,902
National Bank Holdings Corp. (Banks)	1,046	28,242
National Beverage Corp.*(a) (Beverages)	266	16,231
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,681	48,177

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 237

Common Stocks, continued

	Shares	Value
Natus Medical, Inc.* (Health Care Equipment & Supplies)	851	$18,569
NBT Bancorp, Inc. (Banks)	1,057	32,513
Neenah, Inc. (Paper & Forest Products)	367	18,152
Neogen Corp.* (Health Care Equipment & Supplies)	1,610	124,937
NeoGenomics, Inc.* (Life Sciences Tools & Services)	5,220	161,715
Newpark Resources, Inc.* (Energy Equipment & Services)	2,178	4,857
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	780	27,573
NextGen Healthcare, Inc.* (Health Care Technology)	1,255	13,780
NIC, Inc. (IT Services)	3,184	73,105
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	4,029	64,787
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	968	11,151
Northwest Natural Holding Co. (Gas Utilities)	726	40,504
Omnicell, Inc.* (Health Care Technology)	1,276	90,111
OneSpan, Inc.* (Software)	1,553	43,375
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,244	42,346
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	401	12,832
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	797	59,488
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,361	71,412
Palomar Holdings, Inc.* (Insurance)	841	72,124
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,843	16,569
Patrick Industries, Inc. (Building Products)	1,050	64,313
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	219	10,153
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,317	28,823
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	844	16,509
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	641	6,109
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	4,747	83,214
Perdoceo Education Corp.* (Diversified Consumer Services)	1,444	23,003
Perficient, Inc.* (IT Services)	1,573	56,282
PetMed Express, Inc. (Internet & Direct Marketing Retail)	499	17,784
Piper Sandler Cos. (Capital Markets)	324	19,168
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,388	97,937
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,419	167,626
PRA Group, Inc.* (Consumer Finance)	1,018	39,356
Preferred Bank (Banks)	646	27,681
PriceSmart, Inc. (Food & Staples Retailing)	467	28,174
Progress Software Corp. (Software)	2,130	82,538
Proto Labs, Inc.* (Machinery)	810	91,101
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	5,412	6,981
QuinStreet, Inc.* (Interactive Media & Services)	2,222	23,242
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	3,389	4,033
RadNet, Inc.* (Health Care Providers & Services)	1,989	31,565
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,854	43,381
Raven Industries, Inc. (Industrial Conglomerates)	1,704	36,653
Regenxbio, Inc.* (Biotechnology)	1,505	55,429
Rent-A-Center, Inc. (Specialty Retail)	2,301	64,014
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	3,042	34,466
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	3,792	27,757
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	126	8,741
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,843	3,298
Rogers Corp.* (Electronic Equipment, Instruments & Components)	887	110,521
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	971	7,923
Safehold, Inc.(a) (Equity Real Estate Investment Trusts)	630	36,219
Safety Insurance Group, Inc. (Insurance)	331	25,242
Saia, Inc.* (Road & Rail)	1,240	137,863
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	320	10,326
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,483	49,547
Seacoast Banking Corp.* (Banks)	1,428	29,131
SEACOR Holdings, Inc.* (Energy Equipment & Services)	454	12,857
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,656	39,123
ServisFirst Bancshares, Inc. (Banks)	2,202	78,745
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,670	88,477
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,248	61,514
Shutterstock, Inc. (Internet & Direct Marketing Retail)	914	31,963
Simpson Manufacturing Co., Inc. (Building Products)	1,880	158,596
Simulations Plus, Inc. (Health Care Technology)	583	34,875
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,840	14,904
Sleep Number Corp.* (Specialty Retail)	1,314	54,715
South Jersey Industries, Inc. (Gas Utilities)	2,901	72,496
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,291	7,744
SPS Commerce, Inc.* (Software)	1,660	124,699
SPX Corp.* (Machinery)	2,119	87,197
SPX FLOW, Inc.* (Machinery)	2,027	75,891
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	432	79,354
Stepan Co. (Chemicals)	523	50,783
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	3,637	89,798
Sunrun, Inc.* (Electrical Equipment)	2,416	47,644
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,399	33,226

See accompanying notes to financial statements.

238 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Surmodics, Inc.* (Health Care Equipment & Supplies)	356	$15,393
Sykes Enterprises, Inc.* (IT Services)	949	26,249
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	380	20,797
Tactile Systems Technology, Inc.*(a) (Health Care Equipment & Supplies)	494	20,466
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	962	8,850
TechTarget, Inc.* (Media)	1,087	32,642
Tennant Co. (Machinery)	877	57,014
The Buckle, Inc. (Specialty Retail)	858	13,453
The E.W. Scripps Co.—Class A (Media)	1,226	10,728
The Ensign Group, Inc. (Health Care Providers & Services)	1,463	61,227
The Pennant Group, Inc.* (Health Care Providers & Services)	1,247	28,182
The St Joe Co.* (Real Estate Management & Development)	1,484	28,819
Tompkins Financial Corp. (Banks)	325	21,050
Tredegar Corp. (Chemicals)	684	10,534
Triumph Bancorp, Inc.* (Banks)	738	17,911
Triumph Group, Inc. (Aerospace & Defense)	2,464	22,201
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,383	15,084
TTEC Holdings, Inc. (IT Services)	841	39,157
U.S. Ecology, Inc. (Commercial Services & Supplies)	582	19,718
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	610	49,422
UFP Industries, Inc. (Building Products)	2,905	143,826
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,897	42,929
UniFirst Corp. (Commercial Services & Supplies)	725	129,739
United Community Banks, Inc. (Banks)	2,605	52,413
Universal Electronics, Inc.* (Household Durables)	662	30,995
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	602	47,853
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	898	10,668
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,469	16,805
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,115	16,892
Vector Group, Ltd. (Tobacco)	3,632	36,538
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,349	31,688
Veritex Holdings, Inc. (Banks)	1,089	19,275
Viad Corp. (Commercial Services & Supplies)	582	11,070
Viavi Solutions, Inc.* (Communications Equipment)	10,838	138,077
Vicor Corp.* (Electrical Equipment)	880	63,316
Virtus Investment Partners, Inc. (Capital Markets)	345	40,120
Virtusa Corp.* (IT Services)	1,432	46,497
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,934	49,636
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,374	69,814
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,878	41,692
Watts Water Technologies, Inc.—Class A (Machinery)	1,307	105,866
WD-40 Co.(a) (Household Products)	650	128,895
Westamerica Bancorp (Banks)	691	39,677
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,406	195,392
Winnebago Industries, Inc. (Automobiles)	1,602	106,725
Xencor, Inc.* (Biotechnology)	1,344	43,532
Xperi Holding Corp. (Software)	5,467	80,693
YETI Holdings, Inc.* (Leisure Products)	3,183	136,009
Zumiez, Inc.* (Specialty Retail)	955	26,148
Zynex, Inc.* (Health Care Equipment & Supplies)	726	18,056
TOTAL COMMON STOCKS (Cost $12,754,561)		16,600,576

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $50,000	$50,000	$50,000
TOTAL REPURCHASE AGREEMENTS (Cost $50,000)		50,000

Collateral for Securities Loaned (1.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	31,568	$31,568
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	346	346
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	173,176	173,176
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $205,090)		205,090
TOTAL INVESTMENT SECURITIES (Cost $13,009,651)—101.2%		16,855,666
Net other assets (liabilities)—(1.2)%		(206,867)
NET ASSETS—100.0%		$16,648,799

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $200,694.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 239

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$280,068	1.7%
Air Freight & Logistics	66,261	0.4%
Airlines	68,038	0.4%
Auto Components	376,966	2.3%
Automobiles	106,725	0.6%
Banks	710,018	4.3%
Beverages	77,013	0.5%
Biotechnology	474,931	2.9%
Building Products	632,404	3.8%
Capital Markets	99,469	0.6%
Chemicals	387,461	2.3%
Commercial Services & Supplies	252,534	1.5%
Communications Equipment	220,580	1.3%
Construction & Engineering	60,639	0.4%
Consumer Finance	60,590	0.4%
Diversified Consumer Services	23,003	0.1%
Diversified Telecommunication Services	260,777	1.6%
Electric Utilities	75,241	0.5%
Electrical Equipment	139,129	0.8%
Electronic Equipment, Instruments & Components	789,585	4.7%
Energy Equipment & Services	62,844	0.4%
Entertainment	57,993	0.3%
Equity Real Estate Investment Trusts	1,040,401	6.2%
Food & Staples Retailing	28,174	0.2%
Food Products	154,019	0.9%
Gas Utilities	113,000	0.7%
Health Care Equipment & Supplies	588,609	3.5%
Health Care Providers & Services	473,613	2.8%
Health Care Technology	251,998	1.5%
Hotels, Restaurants & Leisure	402,860	2.4%
Household Durables	551,216	3.4%
Household Products	128,895	0.8%
Industrial Conglomerates	36,653	0.2%
Insurance	439,058	2.6%
Interactive Media & Services	23,242	0.1%
Internet & Direct Marketing Retail	132,951	0.8%
IT Services	604,696	3.6%
Leisure Products	214,349	1.3%
Life Sciences Tools & Services	280,595	1.7%
Machinery	1,262,099	7.7%
Media	43,370	0.3%
Metals & Mining	164,784	1.0%
Mortgage Real Estate Investment Trusts	112,975	0.7%
Oil, Gas & Consumable Fuels	137,814	0.8%
Paper & Forest Products	75,949	0.5%
Personal Products	118,248	0.7%
Pharmaceuticals	264,509	1.6%
Professional Services	207,491	1.2%
Real Estate Management & Development	129,473	0.8%
Road & Rail	186,455	1.1%
Semiconductors & Semiconductor Equipment	987,185	5.9%
Software	772,759	4.6%
Specialty Retail	459,434	2.8%
Technology Hardware, Storage & Peripherals	61,826	0.4%
Textiles, Apparel & Luxury Goods	207,732	1.2%
Thrifts & Mortgage Finance	252,371	1.5%
Tobacco	36,538	0.2%
Trading Companies & Distributors	99,505	0.6%
Water Utilities	211,947	1.2%
Wireless Telecommunication Services	61,514	0.4%
Other**	48,223	0.3%
Total	$16,648,799	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

240 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Total Investment Securities, at cost	$13,009,651
Securities, at value(a)	16,805,666
Repurchase agreements, at value	50,000
Total Investment Securities, at value	16,855,666
Cash	28,950
Dividends and interest receivable	12,997
Receivable for capital shares issued	1,326
Receivable for investments sold	32,357
Prepaid expenses	942
TOTAL ASSETS	16,932,238

LIABILITIES:
Payable for investments purchased	42,928
Payable for capital shares redeemed	536
Payable for collateral for securities loaned	205,090
Advisory fees payable	9,730
Management services fees payable	1,297
Administration fees payable	1,368
Administrative services fees payable	4,635
Distribution fees payable	5,336
Trustee fees payable	6
Transfer agency fees payable	1,116
Fund accounting fees payable	842
Compliance services fees payable	114
Other accrued expenses	10,441
TOTAL LIABILITIES	283,439
NET ASSETS	$16,648,799
NET ASSETS CONSIST OF:
Capital	$11,594,281
Total distributable earnings (loss)	5,054,518
NET ASSETS	$16,648,799
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	529,651
Net Asset Value (offering and redemption price per share)	$31.43

(a) Includes securities on loan valued at:	$200,694

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$83,415
Interest	91
Foreign tax withholding	(1)
Income from securities lending	1,299
TOTAL INVESTMENT INCOME	84,804

EXPENSES:
Advisory fees	57,345
Management services fees	7,646
Administration fees	7,083
Transfer agency fees	5,686
Administrative services fees	21,547
Distribution fees	19,115
Custody fees	1,484
Fund accounting fees	4,398
Trustee fees	226
Compliance services fees	114
Other fees	9,218
Total Gross Expenses before reductions	133,862
Expenses reduced and reimbursed by the Advisor	(5,409)
TOTAL NET EXPENSES	128,453
NET INVESTMENT INCOME (LOSS)	(43,649)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(535,540)
Change in net unrealized appreciation/depreciation on investment securities	(1,289,527)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,825,067)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,868,716)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 241

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(43,649)	$(97,507)
Net realized gains (losses) on investments	(535,540)	2,756,016
Change in net unrealized appreciation/depreciation on investments	(1,289,527)	397,217
Change in net assets resulting from operations	(1,868,716)	3,055,726

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(2,319,685)
Change in net assets resulting from distributions	—	(2,319,685)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,758,973	12,943,350
Distributions reinvested	—	2,319,685
Value of shares redeemed	(9,311,587)	(17,113,775)
Change in net assets resulting from capital transactions	447,386	(1,850,740)
Change in net assets	(1,421,330)	(1,114,699)

NET ASSETS:
Beginning of period	18,070,129	19,184,828
End of period	$16,648,799	$18,070,129

SHARE TRANSACTIONS:
Issued	345,166	352,891
Reinvested	—	70,357
Redeemed	(319,614)	(474,445)
Change in shares	25,552	(51,197)

See accompanying notes to financial statements.

242 :: ProFund VP Small-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$35.85	$34.55	$39.34	$37.88	$33.35	$37.45

Investment Activities:
Net investment income (loss)(a)	(0.09)	(0.19)	(0.32)	(0.22)	(0.15)	(0.17)
Net realized and unrealized gains (losses) on investments	(4.33)	6.37	(1.42)	5.07	6.74	0.69
Total income (loss) from investment activities	(4.42)	6.18	(1.74)	4.85	6.59	0.52

Distributions to Shareholders From:
Net realized gains on investments	—	(4.88)	(3.05)	(3.39)	(2.06)	(4.62)

Net Asset Value, End of Period	$31.43	$35.85	$34.55	$39.34	$37.88	$33.35

Total Return(b)	(12.33)%	19.12%	(5.75)%	12.97%	20.23%	1.17%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.73%	1.69%	1.68%	1.68%	1.70%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.57)%	(0.51)%	(0.78)%	(0.56)%	(0.45)%	(0.48)%

Supplemental Data:
Net assets, end of period (000's)	$16,649	$18,070	$19,185	$25,788	$30,053	$27,617
Portfolio turnover rate(b)(d)	58%	108%	155%	134%	220%	201%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 243

Investment Objective: The ProFund VP Small-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600® Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Merit Medical Systems, Inc.	0.9%
Avista Corp.	0.8%
ABM Industries, Inc.	0.8%
Quaker Chemical Corp.	0.8%
Integer Holdings Corp.	0.8%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	22%
Industrials	16%
Consumer Discretionary	14%
Health Care	12%
Real Estate	10%
Information Technology	6%
Materials	6%
Energy	5%
Consumer Staples	4%
Communication Services	3%
Utilities	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
AAR Corp. (Aerospace & Defense)	1,357	$28,049
Abercrombie & Fitch Co.—Class A (Specialty Retail)	2,534	26,962
ABM Industries, Inc. (Commercial Services & Supplies)	2,740	99,461
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,593	20,677
ADTRAN, Inc. (Communications Equipment)	1,973	21,565
AdvanSix, Inc.* (Chemicals)	1,152	13,524
Aegion Corp.* (Construction & Engineering)	1,262	20,028
AeroVironment, Inc.* (Aerospace & Defense)	365	29,065
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,593	19,419
Allegiance Bancshares, Inc. (Banks)	773	19,626
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	6,686	45,264
AMAG Pharmaceuticals, Inc.*(a) (Biotechnology)	1,409	10,779
Ambac Financial Group, Inc.* (Insurance)	1,882	26,950
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	790	21,994
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	4,651	35,348
American Equity Investment Life Holding Co. (Insurance)	3,765	93,033
American Public Education, Inc.* (Diversified Consumer Services)	607	17,967
American Vanguard Corp. (Chemicals)	513	7,059
America's Car-Mart, Inc.*(a) (Specialty Retail)	72	6,327
Ameris Bancorp (Banks)	1,476	34,819
AMERISAFE, Inc. (Insurance)	413	25,259
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	889	40,218
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	680	15,273
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,551	15,774
Apogee Enterprises, Inc. (Building Products)	542	12,488
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	5,884	57,722
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	684	42,675
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	794	8,631
ArcBest Corp. (Road & Rail)	1,040	27,570
Archrock, Inc. (Energy Equipment & Services)	5,283	34,287
Arconic Corp.* (Metals & Mining)	1,974	27,498
Arcosa, Inc. (Construction & Engineering)	1,983	83,683
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,572	4,056
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,301	12,945
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,647	15,465
Asbury Automotive Group, Inc.* (Specialty Retail)	389	30,081
Astec Industries, Inc. (Machinery)	929	43,022
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,074	46,214
ATN International, Inc. (Diversified Telecommunication Services)	447	27,075
Avista Corp. (Multi-Utilities)	2,768	100,728
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	650	18,103
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	725	16,008

See accompanying notes to financial statements.

244 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
AZZ, Inc. (Electrical Equipment)	1,076	$36,928
B&G Foods, Inc.(a)—Class A (Food Products)	2,637	64,291
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	443	27,874
Banc of California, Inc. (Banks)	1,818	19,689
Banner Corp. (Banks)	1,446	54,948
Barnes & Noble Education, Inc.* (Specialty Retail)	1,587	2,539
Barnes Group, Inc. (Machinery)	741	29,314
Bed Bath & Beyond, Inc. (Specialty Retail)	5,206	55,183
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	416	4,464
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	733	15,833
Berkshire Hills Bancorp, Inc. (Banks)	1,775	19,561
Big Lots, Inc. (Multiline Retail)	1,613	67,746
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	915	19,160
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,152	12,280
Blucora, Inc.* (Capital Markets)	866	9,890
Boise Cascade Co. (Paper & Forest Products)	1,612	60,627
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	769	11,397
Boston Private Financial Holdings, Inc. (Banks)	3,364	23,144
Bottomline Technologies, Inc.* (Software)	656	33,305
Brady Corp.—Class A (Commercial Services & Supplies)	637	29,824
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	4,316	47,001
Brightsphere Investment Group, Inc. (Capital Markets)	1,000	12,460
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,842	44,209
Bristow Group, Inc.* (Energy Equipment & Services)	274	3,817
Brookline Bancorp, Inc. (Banks)	1,817	18,315
Cadence Bancorp (Banks)	5,180	45,895
CalAmp Corp.* (Communications Equipment)	1,412	11,310
Calavo Growers, Inc. (Food Products)	297	18,684
Caleres, Inc. (Specialty Retail)	1,655	13,803
California Water Service Group (Water Utilities)	662	31,577
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	7,673	8,824
Cal-Maine Foods, Inc.* (Food Products)	1,246	55,422
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	6,143	96,015
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	3,964	21,762
Cardtronics PLC*—Class A (IT Services)	503	12,062
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,007	34,440
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,550	3,515
Central Garden & Pet Co.* (Household Products)	395	14,216
Central Garden & Pet Co.*—Class A (Household Products)	1,612	54,470
Central Pacific Financial Corp. (Banks)	544	8,720
Century Aluminum Co.* (Metals & Mining)	2,060	14,688
Century Communities, Inc.* (Household Durables)	613	18,795
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	416	15,567
Chart Industries, Inc.* (Machinery)	594	28,803
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	1,931	11,818
Chefs' Warehouse, Inc.*(a) (Food & Staples Retailing)	1,272	17,274
Chico's FAS, Inc. (Specialty Retail)	4,949	6,830
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,080	30,888
City Holding Co. (Banks)	266	17,335
Clearwater Paper Corp.* (Paper & Forest Products)	681	24,605
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	7,213	39,816
Coherus Biosciences, Inc.* (Biotechnology)	702	12,538
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	944	16,369
Columbia Banking System, Inc. (Banks)	2,944	83,448
Comfort Systems USA, Inc. (Construction & Engineering)	465	18,949
Community Bank System, Inc. (Banks)	921	52,515
Computer Programs & Systems, Inc. (Health Care Technology)	519	11,828
Conn's, Inc.* (Specialty Retail)	787	7,941
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,070	5,425
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	3,003	20,330
Cooper Tire & Rubber Co. (Auto Components)	2,068	57,097
Cooper-Standard Holding, Inc.* (Auto Components)	694	9,196
Core Laboratories N.V. (Energy Equipment & Services)	1,115	22,657
Core-Mark Holding Co., Inc. (Distributors)	1,855	46,292
Covetrus, Inc.* (Health Care Providers & Services)	4,007	71,685
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,541	9,493
CryoLife, Inc.* (Health Care Equipment & Supplies)	699	13,400
CTS Corp. (Electronic Equipment, Instruments & Components)	610	12,224
Cubic Corp. (Aerospace & Defense)	630	30,259
Customers Bancorp, Inc.* (Banks)	1,190	14,304
CVB Financial Corp. (Banks)	2,753	51,591
Cytokinetics, Inc.* (Biotechnology)	1,101	25,951
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,537	6,686
Dave & Buster's Entertainment, Inc.(a) (Hotels, Restaurants & Leisure)	838	11,171
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	20,829	5,751
Designer Brands, Inc. (Specialty Retail)	2,234	15,124
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	8,194	45,313
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,179	16,188

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 245

Common Stocks, continued

	Shares	Value
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	9,783	$43,290
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,263	10,609
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	809	6,262
Dorman Products, Inc.* (Auto Components)	547	36,687
Dril-Quip, Inc.* (Energy Equipment & Services)	1,442	42,956
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	506	8,035
DXP Enterprises, Inc.* (Trading Companies & Distributors)	663	13,200
Eagle Bancorp, Inc. (Banks)	1,324	43,361
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,359	31,420
Ebix, Inc. (Software)	293	6,551
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,095	23,674
El Paso Electric Co. (Electric Utilities)	704	47,168
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	380	5,609
Emergent BioSolutions, Inc.* (Biotechnology)	715	56,542
Employers Holdings, Inc. (Insurance)	1,249	37,657
Encore Capital Group, Inc.* (Consumer Finance)	1,144	39,102
Encore Wire Corp. (Electrical Equipment)	347	16,941
Endo International PLC* (Pharmaceuticals)	8,407	28,836
Enerpac Tool Group Corp. (Machinery)	1,182	20,803
EnPro Industries, Inc. (Machinery)	844	41,601
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	300	21,204
Ethan Allen Interiors, Inc. (Household Durables)	949	11,227
Express, Inc.* (Specialty Retail)	2,649	4,079
Exterran Corp.* (Energy Equipment & Services)	1,145	6,172
EZCORP, Inc.*—Class A (Consumer Finance)	2,142	13,495
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	358	19,189
Ferro Corp.* (Chemicals)	3,382	40,381
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	832	5,308
First BanCorp (Banks)	4,755	26,580
First Commonwealth Financial Corp. (Banks)	1,776	14,705
First Financial Bancorp (Banks)	4,029	55,963
First Midwest Bancorp, Inc. (Banks)	4,698	62,718
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	598	17,599
Forrester Research, Inc.* (Professional Services)	194	6,216
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,912	8,891
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	350	5,464
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,185	28,914
Franklin Financial Network, Inc. (Banks)	558	14,369
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	4,412	22,457
Fresh Del Monte Produce, Inc. (Food Products)	1,237	30,455
FutureFuel Corp. (Chemicals)	1,062	12,691
GameStop Corp.*(a)—Class A (Specialty Retail)	2,663	11,557
Gannett Co., Inc.* (Media)	5,431	7,495
Garrett Motion, Inc.* (Auto Components)	3,107	17,213
GCP Applied Technologies, Inc.* (Chemicals)	2,220	41,248
Genesco, Inc.* (Specialty Retail)	574	12,433
Gentherm, Inc.* (Auto Components)	697	27,113
Getty Realty Corp. (Equity Real Estate Investment Trusts)	664	19,708
Gibraltar Industries, Inc.* (Building Products)	386	18,532
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,779	23,643
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	3,679	61,549
GMS, Inc.* (Trading Companies & Distributors)	783	19,254
Granite Construction, Inc. (Construction & Engineering)	1,923	36,806
Great Western Bancorp, Inc. (Banks)	2,263	31,139
Green Dot Corp.*—Class A (Consumer Finance)	2,004	98,357
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,372	14,015
Greenhill & Co., Inc. (Capital Markets)	331	3,307
Group 1 Automotive, Inc. (Specialty Retail)	703	46,377
Guess?, Inc. (Specialty Retail)	1,808	17,483
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	5,982	6,520
H.B. Fuller Co. (Chemicals)	909	40,541
Hanmi Financial Corp. (Banks)	1,259	12,225
Harsco Corp.* (Machinery)	1,687	22,791
Haverty Furniture Cos., Inc. (Specialty Retail)	710	11,360
Hawaiian Holdings, Inc. (Airlines)	1,890	26,536
Hawkins, Inc. (Chemicals)	388	16,521
Haynes International, Inc. (Metals & Mining)	279	6,517
HCI Group, Inc. (Insurance)	260	12,007
HealthStream, Inc.* (Health Care Technology)	354	7,834
Heartland Express, Inc. (Road & Rail)	1,010	21,028
Heidrick & Struggles International, Inc. (Professional Services)	792	17,123
Helmerich & Payne, Inc. (Energy Equipment & Services)	4,418	86,194
Heritage Financial Corp. (Banks)	1,476	29,520
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,481	8,531
Heska Corp.* (Health Care Equipment & Supplies)	171	15,932
Hibbett Sports, Inc.*(a) (Specialty Retail)	319	6,680
Hillenbrand, Inc. (Machinery)	3,073	83,187
HMS Holdings Corp.* (Health Care Technology)	1,637	53,023
HomeStreet, Inc. (Thrifts & Mortgage Finance)	962	23,675
Hope Bancorp, Inc. (Banks)	5,067	46,718
Horace Mann Educators Corp. (Insurance)	1,699	62,404
Hub Group, Inc.*—Class A (Air Freight & Logistics)	1,379	65,999
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,675	19,246
Independent Bank Corp. (Banks)	475	31,868
Independent Bank Group, Inc. (Banks)	1,083	43,883
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	2,681	55,095

See accompanying notes to financial statements.

246 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Inogen, Inc.* (Health Care Equipment & Supplies)	286	$10,159
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	711	34,981
Insteel Industries, Inc. (Building Products)	753	14,360
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,351	98,690
Interface, Inc. (Commercial Services & Supplies)	842	6,854
INTL. FCStone, Inc.* (Capital Markets)	672	36,960
Invacare Corp. (Health Care Equipment & Supplies)	1,415	9,014
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	6,784	25,372
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	110	7,754
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,093	53,246
iRobot Corp.* (Household Durables)	643	53,947
iStar, Inc. (Equity Real Estate Investment Trusts)	2,988	36,812
James River Group Holdings, Ltd. (Insurance)	439	19,755
Kaiser Aluminum Corp. (Metals & Mining)	240	17,669
Kaman Corp.—Class A (Trading Companies & Distributors)	1,137	47,299
Kelly Services, Inc.—Class A (Professional Services)	1,370	21,667
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	3,460	39,928
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	958	15,884
Knowles Corp.* (Electronic Equipment, Instruments & Components)	991	15,123
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,927	34,320
Korn Ferry (Professional Services)	2,264	69,572
Kraton Corp.* (Chemicals)	1,310	22,637
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,284	26,746
Lannett Co., Inc.* (Pharmaceuticals)	1,377	9,997
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,222	17,475
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	375	5,198
La-Z-Boy, Inc. (Household Durables)	985	26,654
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,795	61,136
Lindsay Corp. (Machinery)	245	22,591
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	560	3,338
Livent Corp.* (Chemicals)	6,012	37,034
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	759	28,592
Lumber Liquidators Holdings, Inc.*(a) (Specialty Retail)	1,185	16,424
Luminex Corp. (Life Sciences Tools & Services)	1,752	56,993
Lydall, Inc.* (Machinery)	727	9,858
M/I Homes, Inc.* (Household Durables)	551	18,976
Macy's, Inc.(a) (Multiline Retail)	12,736	87,624
Magellan Health, Inc.* (Health Care Providers & Services)	914	66,704
Marcus & Millichap, Inc.* (Real Estate Management & Development)	475	13,709
MarineMax, Inc.* (Specialty Retail)	884	19,793
Marten Transport, Ltd. (Road & Rail)	673	16,933
Materion Corp. (Metals & Mining)	368	22,628
Matrix Service Co.* (Energy Equipment & Services)	1,075	10,449
Matson, Inc. (Marine)	1,770	51,507
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,286	24,563
MAX Holdings, Inc. (Real Estate Management & Development)	216	6,789
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	1,489	31,954
Mercer International, Inc. (Paper & Forest Products)	775	6,324
Meredith Corp. (Media)	1,658	24,124
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	1,761	41,013
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,278	103,990
Meritage Homes Corp.* (Household Durables)	625	47,575
Meritor, Inc.* (Machinery)	1,367	27,067
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	65	14,092
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	473	14,786
MGP Ingredients, Inc. (Beverages)	304	11,158
MicroStrategy, Inc.*—Class A (Software)	140	16,561
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,888	62,813
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	193	6,577
Monro, Inc. (Specialty Retail)	603	33,129
Moog, Inc.—Class A (Aerospace & Defense)	629	33,324
Motorcar Parts of America, Inc.* (Auto Components)	780	13,783
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	679	7,360
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	735	12,929
Mueller Industries, Inc. (Machinery)	794	21,105
Myers Industries, Inc. (Containers & Packaging)	1,471	21,403
MYR Group, Inc.* (Construction & Engineering)	364	11,615
Myriad Genetics, Inc.* (Biotechnology)	3,067	34,780
Nabors Industries, Ltd.*(a) (Energy Equipment & Services)	279	10,329
National Bank Holdings Corp. (Banks)	352	9,504
National Beverage Corp.*(a) (Beverages)	250	15,255
National Presto Industries, Inc. (Aerospace & Defense)	207	18,090
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,097	31,440
Natus Medical, Inc.* (Health Care Equipment & Supplies)	654	14,270
NBT Bancorp, Inc. (Banks)	879	27,038
Neenah, Inc. (Paper & Forest Products)	374	18,498
Neogen Corp.* (Health Care Equipment & Supplies)	783	60,760

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 247

Common Stocks, continued

	Shares	Value
NETGEAR, Inc.* (Communications Equipment)	1,215	$31,456
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	15,524	40,518
Newpark Resources, Inc.* (Energy Equipment & Services)	1,810	4,036
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	224	7,918
NextGen Healthcare, Inc.* (Health Care Technology)	925	10,157
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	946	10,898
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	4,880	49,898
Northwest Natural Holding Co. (Gas Utilities)	627	34,980
NOW, Inc.* (Trading Companies & Distributors)	4,496	38,800
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	11,993	8,995
Oceaneering International, Inc.* (Energy Equipment & Services)	4,082	26,084
Office Depot, Inc. (Specialty Retail)	21,647	50,869
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,983	51,499
OFG Bancorp (Banks)	2,111	28,224
Oil States International, Inc.* (Energy Equipment & Services)	2,506	11,904
Old National Bancorp (Banks)	6,776	93,238
Olympic Steel, Inc. (Metals & Mining)	375	4,406
Omnicell, Inc.* (Health Care Technology)	649	45,832
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	881	29,989
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,930	34,076
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	441	14,112
Owens & Minor, Inc. (Health Care Providers & Services)	2,591	19,743
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	690	30,367
P.H. Glatfelter Co. (Paper & Forest Products)	1,823	29,259
Pacific Premier Bancorp, Inc. (Banks)	3,324	72,064
Pacira BioSciences, Inc.* (Pharmaceuticals)	554	29,068
Park Aerospace Corp. (Aerospace & Defense)	802	8,934
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	7,670	26,615
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	261	12,100
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,927	23,972
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	429	8,391
Pennsylvania Real Estate Investment Trust(a) (Equity Real Estate Investment Trusts)	2,496	3,395
Perdoceo Education Corp.* (Diversified Consumer Services)	1,590	25,329
PetMed Express, Inc. (Internet & Direct Marketing Retail)	398	14,185
PGT Innovations, Inc.* (Building Products)	2,424	38,008
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	834	21,909
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	2,679	29,817
Piper Sandler Cos. (Capital Markets)	316	18,695
Pitney Bowes, Inc. (Commercial Services & Supplies)	7,098	18,455
Plantronics, Inc. (Communications Equipment)	1,372	20,141
Powell Industries, Inc. (Electrical Equipment)	364	9,970
PRA Group, Inc.* (Consumer Finance)	993	38,389
PriceSmart, Inc. (Food & Staples Retailing)	514	31,010
ProAssurance Corp. (Insurance)	2,216	32,066
ProPetro Holding Corp.* (Energy Equipment & Services)	3,385	17,399
Proto Labs, Inc.* (Machinery)	394	44,313
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,467	35,648
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	5,277	6,807
Quaker Chemical Corp. (Chemicals)	533	98,951
Quanex Building Products Corp. (Building Products)	1,350	18,738
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,189	33,273
Range Resources Corp. (Oil, Gas & Consumable Fuels)	8,731	49,155
Rayonier Advanced Materials, Inc.* (Chemicals)	2,053	5,769
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,556	13,522
Realogy Holdings Corp. (Real Estate Management & Development)	4,744	35,152
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	531	5,416
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	4,723	33,061
Regis Corp.* (Diversified Consumer Services)	995	8,139
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,606	39,797
Resideo Technologies, Inc.* (Building Products)	5,066	59,373
Resources Connection, Inc. (Professional Services)	1,243	14,879
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,154	24,405
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	5,508	40,319
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	118	8,186
RPC, Inc.* (Energy Equipment & Services)	2,123	6,539
RPT Realty (Equity Real Estate Investment Trusts)	3,314	23,065
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	453	3,696
S&T Bancorp, Inc. (Banks)	1,566	36,723
Safety Insurance Group, Inc. (Insurance)	311	23,717
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	2,806	70,261
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	209	6,744
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,043	25,126
Scholastic Corp. (Media)	1,248	37,365
Seacoast Banking Corp.* (Banks)	932	19,013

See accompanying notes to financial statements.

248 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
SEACOR Holdings, Inc.* (Energy Equipment & Services)	334	$9,459
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,122	31,257
Seneca Foods Corp.*—Class A (Food Products)	278	9,399
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	848	41,798
Shoe Carnival, Inc. (Specialty Retail)	366	10,713
Signet Jewelers, Ltd. (Specialty Retail)	2,153	22,111
Simmons First National Corp.—Class A (Banks)	4,482	76,687
SITE Centers Corp. (Equity Real Estate Investment Trusts)	4,523	36,636
SkyWest, Inc. (Airlines)	2,062	67,262
SM Energy Co. (Oil, Gas & Consumable Fuels)	4,367	16,376
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	563	15,302
Sonic Automotive, Inc.—Class A (Specialty Retail)	991	31,623
South Jersey Industries, Inc. (Gas Utilities)	1,293	32,312
Southside Bancshares, Inc. (Banks)	1,277	35,398
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	22,279	57,033
SpartanNash Co. (Food & Staples Retailing)	1,468	31,195
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,737	9,251
Spok Holdings, Inc. (Wireless Telecommunication Services)	726	6,788
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	294	54,004
Standard Motor Products, Inc. (Auto Components)	826	34,031
Standex International Corp. (Machinery)	510	29,351
Stepan Co. (Chemicals)	371	36,024
Stewart Information Services Corp. (Insurance)	974	31,665
Sturm, Ruger & Co., Inc. (Leisure Products)	683	51,908
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	4,343	25,754
SunCoke Energy, Inc. (Metals & Mining)	3,403	10,073
Sunrun, Inc.* (Electrical Equipment)	1,176	23,191
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	952	22,610
Surmodics, Inc.* (Health Care Equipment & Supplies)	253	10,940
Sykes Enterprises, Inc.* (IT Services)	727	20,109
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	514	28,131
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	365	15,122
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	3,844	27,408
Team, Inc.* (Commercial Services & Supplies)	1,259	7,013
The Andersons, Inc. (Food & Staples Retailing)	1,354	18,631
The Buckle, Inc. (Specialty Retail)	435	6,821
The Cato Corp.—Class A (Specialty Retail)	870	7,117
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	1,720	39,422
The Children's Place, Inc.(a) (Specialty Retail)	598	22,377
The E.W. Scripps Co.—Class A (Media)	1,196	10,465
The Ensign Group, Inc. (Health Care Providers & Services)	809	33,857
The Greenbrier Cos., Inc. (Machinery)	1,344	30,576
The Marcus Corp. (Entertainment)	952	12,633
The Michaels Cos., Inc.* (Specialty Retail)	3,151	22,278
The Providence Service Corp.* (Health Care Providers & Services)	471	37,167
Third Point Reinsurance, Ltd.* (Insurance)	3,317	24,911
TimkenSteel Corp.* (Metals & Mining)	1,644	6,395
Titan International, Inc. (Machinery)	2,067	3,018
Tivity Health, Inc.* (Health Care Providers & Services)	1,795	20,337
Tompkins Financial Corp. (Banks)	221	14,314
Tredegar Corp. (Chemicals)	428	6,591
Trinseo SA (Chemicals)	1,573	34,858
Triumph Bancorp, Inc.* (Banks)	274	6,650
TrueBlue, Inc.* (Professional Services)	1,486	22,691
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,904	12,052
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,063	48,187
Tupperware Brands Corp.(a) (Household Durables)	2,014	9,567
U.S. Concrete, Inc.* (Construction Materials)	652	16,170
U.S. Ecology, Inc. (Commercial Services & Supplies)	547	18,532
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	3,034	10,953
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	600	7,728
Unisys Corp.* (IT Services)	2,150	23,456
United Community Banks, Inc. (Banks)	966	19,436
United Fire Group, Inc. (Insurance)	875	24,246
United Insurance Holdings Corp. (Insurance)	849	6,639
United Natural Foods, Inc.* (Food & Staples Retailing)	2,205	40,152
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	7,983	74,640
Universal Corp. (Tobacco)	1,005	42,723
Universal Insurance Holdings, Inc. (Insurance)	1,226	21,762
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	457	5,429
USANA Health Sciences, Inc.* (Personal Products)	501	36,788
Valaris PLC*(a) (Energy Equipment & Services)	8,161	5,320
Vanda Pharmaceuticals, Inc.* (Biotechnology)	959	10,971
Varex Imaging Corp.* (Health Care Equipment & Supplies)	644	9,757
Vector Group, Ltd. (Tobacco)	1,768	17,786
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	944	4,191
Veritex Holdings, Inc. (Banks)	944	16,709
Veritiv Corp.* (Trading Companies & Distributors)	515	8,734
Viad Corp. (Commercial Services & Supplies)	335	6,372
Vista Outdoor, Inc.* (Leisure Products)	2,386	34,478
Vonage Holdings Corp.* (Diversified Telecommunication Services)	5,217	52,483
Wabash National Corp. (Machinery)	2,173	23,077
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	2,698	41,846
Warrior Met Coal, Inc. (Metals & Mining)	2,105	32,396

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 249

Common Stocks, continued

	Shares	Value
Washington Prime Group, Inc.(a) (Equity Real Estate Investment Trusts)	7,704	$6,478
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,760	39,072
WESCO International, Inc.* (Trading Companies & Distributors)	1	21
Westamerica Bancorp (Banks)	509	29,227
Whitestone REIT (Equity Real Estate Investment Trusts)	1,734	12,606
WisdomTree Investments, Inc. (Capital Markets)	4,888	16,961
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	3,339	79,502
World Acceptance Corp.*(a) (Consumer Finance)	216	14,152
Xencor, Inc.* (Biotechnology)	877	28,406
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,666	43,534
TOTAL COMMON STOCKS (Cost $11,402,593)		12,198,181

Preferred Stock(NM)

WESCO International, Inc.—Series A (Trading Companies & Distributors)	—	(b)	1
TOTAL PREFERRED STOCK (Cost $1)			1

Collateral for Securities Loaned (3.4%)

BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	62,793	62,793
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	688	688
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	344,466	344,466
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $407,947)		407,947
TOTAL INVESTMENT SECURITIES (Cost $11,810,541)—103.6%		12,606,129
Net other assets (liabilities)—(3.6)%		(439,683)
NET ASSETS—100.0%		$12,166,446

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $391,019.
(b)	Number of shares is less than 0.50.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$147,721	1.2%
Air Freight & Logistics	135,887	1.1%
Airlines	93,798	0.8%
Auto Components	230,468	1.9%
Banks	1,361,184	11.2%
Beverages	26,413	0.2%
Biotechnology	252,031	2.1%
Building Products	161,499	1.3%
Capital Markets	150,728	1.2%
Chemicals	413,829	3.5%
Commercial Services & Supplies	211,074	1.8%
Communications Equipment	93,103	0.8%
Construction & Engineering	171,081	1.4%
Construction Materials	16,170	0.1%
Consumer Finance	203,495	1.7%
Containers & Packaging	21,403	0.2%
Distributors	46,292	0.4%
Diversified Consumer Services	51,435	0.4%
Diversified Telecommunication Services	184,022	1.5%
Electric Utilities	47,168	0.4%
Electrical Equipment	87,030	0.7%
Electronic Equipment, Instruments & Components	359,115	2.9%
Energy Equipment & Services	335,170	2.8%
Entertainment	12,633	0.1%
Equity Real Estate Investment Trusts	1,141,896	9.3%
Food & Staples Retailing	138,262	1.1%
Food Products	178,251	1.5%
Gas Utilities	67,292	0.6%
Health Care Equipment & Supplies	484,484	3.9%
Health Care Providers & Services	330,461	2.7%
Health Care Technology	202,069	1.7%
Hotels, Restaurants & Leisure	152,848	1.3%
Household Durables	186,741	1.5%
Household Products	68,686	0.6%
Insurance	442,071	3.6%
Internet & Direct Marketing Retail	71,527	0.6%
IT Services	55,627	0.5%
Leisure Products	86,386	0.7%
Life Sciences Tools & Services	56,993	0.5%
Machinery	480,477	4.0%
Marine	51,507	0.4%
Media	79,449	0.7%
Metals & Mining	182,086	1.5%
Mortgage Real Estate Investment Trusts	223,306	1.8%
Multiline Retail	155,370	1.3%
Multi-Utilities	100,728	0.7%
Oil, Gas & Consumable Fuels	273,713	2.2%
Paper & Forest Products	139,313	1.1%
Personal Products	36,788	0.3%
Pharmaceuticals	127,693	1.0%
Professional Services	152,148	1.3%
Real Estate Management & Development	55,650	0.5%
Road & Rail	65,531	0.5%
Semiconductors & Semiconductor Equipment	233,546	1.9%
Software	56,417	0.5%
Specialty Retail	518,014	4.2%
Textiles, Apparel & Luxury Goods	292,017	2.4%
Thrifts & Mortgage Finance	181,966	1.5%

See accompanying notes to financial statements.

250 :: ProFund VP Small-Cap Value :: Financial Statements

	Value	% of Net Assets
Tobacco	$60,509	0.5%
Trading Companies & Distributors	175,448	1.4%
Water Utilities	31,577	0.3%
Wireless Telecommunication Services	48,586	0.4%
Other**	(31,736)	(0.2)%
Total	$12,166,446	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 251

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$11,810,541
Securities, at value(a)	12,606,129
Total Investment Securities, at value	12,606,129
Dividends receivable	15,993
Receivable for capital shares issued	77,009
Receivable for investments sold	35,894
Prepaid expenses	732
TOTAL ASSETS	12,735,757

LIABILITIES:
Payable for investments purchased	77,019
Payable for capital shares redeemed	8,436
Cash overdraft	39,956
Payable for collateral for securities loaned	407,947
Advisory fees payable	6,318
Management services fees payable	842
Administration fees payable	990
Administrative services fees payable	4,653
Distribution fees payable	4,513
Transfer agency fees payable	807
Fund accounting fees payable	665
Compliance services fees payable	93
Other accrued expenses	17,072
TOTAL LIABILITIES	569,311
NET ASSETS	$12,166,446
NET ASSETS CONSIST OF:
Capital	$14,702,121
Total distributable earnings (loss)	(2,535,675)
NET ASSETS	$12,166,446
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	332,711
Net Asset Value (offering and redemption price per share)	$36.57
(a) Includes securities on loan valued at:	$391,019

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$147,474
Interest	39
Foreign tax withholding	(94)
Income from securities lending	5,246
TOTAL INVESTMENT INCOME	152,665
EXPENSES:
Advisory fees	50,765
Management services fees	6,769
Administration fees	6,375
Transfer agency fees	5,032
Administrative services fees	18,705
Distribution fees	16,922
Custody fees	1,254
Fund accounting fees	4,212
Trustee fees	209
Compliance services fees	93
Other fees	10,546
Total Gross Expenses before reductions	120,882
Expenses reduced and reimbursed by the Advisor	(7,167)
TOTAL NET EXPENSES	113,715
NET INVESTMENT INCOME (LOSS)	38,950
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,408,153)
Change in net unrealized appreciation/depreciation on investment securities	(2,286,758)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,694,911)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,655,961)

See accompanying notes to financial statements.

252 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$38,950	$13,201
Net realized gains (losses) on investments	(2,408,153)	1,511,395
Change in net unrealized appreciation/depreciation on investments	(2,286,758)	1,783,129
Change in net assets resulting from operations	(4,655,961)	3,307,725
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,763,374	22,767,185
Value of shares redeemed	(13,229,294)	(21,132,154)
Change in net assets resulting from capital transactions	(4,465,920)	1,635,031
Change in net assets	(9,121,881)	4,942,756
NET ASSETS:
Beginning of period	21,288,327	16,345,571
End of period	$12,166,446	$21,288,327
SHARE TRANSACTIONS:
Issued	240,039	503,696
Redeemed	(344,709)	(477,889)
Change in shares	(104,670)	25,807

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$48.67	$39.71	$50.27	$46.23	$35.90	$42.32

Investment Activities:
Net investment income (loss)(a)	0.11	0.03	(0.01)	(0.15)	0.01	(0.03)
Net realized and unrealized gains (losses) on investments	(12.21)	8.93	(6.21)	4.63	10.32	(3.24)
Total income (loss) from investment activities	(12.10)	8.96	(6.22)	4.48	10.33	(3.27)

Distributions to Shareholders From:
Net investment income	—	—	—	(0.01)	—	—
Net realized gains on investments	—	—	(4.34)	(0.43)	—	(3.15)
Total distributions	—	—	(4.34)	(0.44)	—	(3.15)

Net Asset Value, End of Period	$36.57	$48.67	$39.71	$50.27	$46.23	$35.90

Total Return(b)	(24.86)%	22.56%	(14.21)%	9.71%	28.77%	(8.28)%

Ratios to Average Net Assets:
Gross expenses(c)	1.79%	1.75%	1.75%	1.73%	1.73%	1.74%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.58%	0.07%	(0.01)%	(0.32)%	0.02%	(0.07)%

Supplemental Data:
Net assets, end of period (000's)	$12,166	$21,288	$16,346	$24,856	$46,346	$20,097
Portfolio turnover rate(b)(d)	62%	147%	141%	91%	191%	203%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

254 :: ProFund VP Technology :: Financial Statements

Investment Objective: The ProFund VP Technology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. TechnologySM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	8%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	17.7%
Apple, Inc.	17.0%
Alphabet, Inc.	9.6%
Facebook, Inc.	6.3%
Intel Corp.	2.9%

Dow Jones U.S. TechnologySM Index – Composition

% of Index
Software & Services	39%
Technology Hardware & Equipment	24%
Media & Entertainment	18%
Semiconductors & Semiconductor Equipment	17%
Retailing	1%
Health Care Equipment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (91.3%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	523	$14,116
Adobe, Inc.* (Software)	2,173	945,929
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,282	277,886
Akamai Technologies, Inc.* (IT Services)	731	78,283
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,353	1,918,622
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,320	1,865,965
Alteryx, Inc.* (Software)	225	36,963
Amdocs, Ltd. (IT Services)	602	36,650
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,661	203,705
Anaplan, Inc.* (Software)	401	18,169
Angi Homeservices, Inc.*(a)(Interactive Media & Services)	285	3,463
ANSYS, Inc.* (Software)	387	112,900
Apple, Inc. (Technology Hardware, Storage & Peripherals)	18,375	6,703,199
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,133	249,840
Arista Networks, Inc.* (Communications Equipment)	243	51,037
Aspen Technology, Inc.* (Software)	305	31,601
Autodesk, Inc.* (Software)	989	236,559
Avalara, Inc.* (Software)	308	40,992
Bill.com Holdings, Inc.* (Software)	45	4,059
Blackbaud, Inc. (Software)	223	12,729
Booz Allen Hamilton Holding Corp. (IT Services)	622	48,385
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,803	569,045
CACI International, Inc.*—Class A (IT Services)	114	24,724
Cadence Design Systems, Inc.* (Software)	1,259	120,814
Cargurus, Inc.* (Interactive Media & Services)	325	8,239
CDK Global, Inc. (Software)	548	22,698
CDW Corp. (Electronic Equipment, Instruments & Components)	642	74,588
CenturyLink, Inc. (Diversified Telecommunication Services)	4,454	44,674
Cerence, Inc.* (Software)	165	6,739
Ceridian HCM Holding, Inc.* (Software)	457	36,226
Cerner Corp. (Health Care Technology)	1,372	94,051
Chewy, Inc.*—Class A (Internet & Direct Marketing Retail)	243	10,860
Ciena Corp.* (Communications Equipment)	692	37,479
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	263	16,248
Cisco Systems, Inc. (Communications Equipment)	19,126	892,036
Citrix Systems, Inc. (Software)	524	77,505
Cloudflare, Inc.*—Class A (Software)	186	6,687
Cognizant Technology Solutions Corp.—Class A (IT Services)	2,438	138,527
CommScope Holding Co., Inc.* (Communications Equipment)	884	7,364
CommVault Systems, Inc.* (Software)	191	7,392
Coupa Software, Inc.* (Software)	301	83,389
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	488	28,885
Crowdstrike Holdings, Inc.*—Class A (Software)	93	9,327
Datadog, Inc.*—Class A (Software)	127	11,043
Dell Technologies, Inc.*—Class C (Technology Hardware, Storage & Peripherals)	698	38,348
DocuSign, Inc.* (Software)	587	101,087
Dropbox, Inc.* (Software)	1,008	21,944
DXC Technology Co. (IT Services)	1,146	18,909
Dynatrace, Inc.* (Software)	708	28,745
eBay, Inc. (Internet & Direct Marketing Retail)	2,978	156,196
EchoStar Corp.*—Class A (Communications Equipment)	207	5,788
Elastic NV* (Software)	150	13,832
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	607	35,843
EPAM Systems, Inc.* (IT Services)	252	63,507
Etsy, Inc.* (Internet & Direct Marketing Retail)	536	56,939

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 255

Common Stocks, continued

	Shares	Value
F5 Networks, Inc.* (Communications Equipment)	275	$38,357
Facebook, Inc.*—Class A (Interactive Media & Services)	10,845	2,462,573
Fair Isaac Corp.* (Software)	132	55,181
FireEye, Inc.* (Software)	1,005	12,236
Fortinet, Inc.* (Software)	605	83,048
Garmin, Ltd. (Household Durables)	654	63,765
Gartner, Inc.* (IT Services)	402	48,775
GCI Liberty, Inc.* (Media)	429	30,510
GoDaddy, Inc.*—Class A (IT Services)	746	54,704
GrubHub, Inc.* (Internet & Direct Marketing Retail)	416	29,245
Guidewire Software, Inc.* (Software)	373	41,347
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	5,795	56,385
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,449	112,406
Hubspot, Inc.* (Software)	186	41,729
IAC/InterActiveCorp* (Interactive Media & Services)	328	106,075
Intel Corp. (Semiconductors & Semiconductor Equipment)	19,096	1,142,515
InterDigital, Inc. (Communications Equipment)	139	7,872
International Business Machines Corp. (IT Services)	4,005	483,684
Intuit, Inc. (Software)	1,176	348,319
j2 Global, Inc.* (Software)	204	12,895
Juniper Networks, Inc. (Communications Equipment)	1,495	34,176
KBR, Inc. (IT Services)	642	14,477
KLA Corp. (Semiconductors & Semiconductor Equipment)	700	136,136
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	654	211,543
Leidos Holdings, Inc. (IT Services)	602	56,389
Liberty Global PLC*—Class A (Media)	739	16,155
Liberty Global PLC*—Class C (Media)	1,745	37,535
Liberty Latin America, Ltd.*—Class A (Media)	205	1,993
Liberty Latin America, Ltd.*—Class C (Media)	516	4,871
LogMeIn, Inc. (Software)	219	18,565
Lumentum Holdings, Inc.* (Communications Equipment)	338	27,523
Manhattan Associates, Inc.* (Software)	286	26,941
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,990	104,829
Match Group, Inc.*(a) (Interactive Media & Services)	257	27,512
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,203	72,914
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,106	116,473
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,016	258,424
Microsoft Corp. (Software)	34,202	6,960,449
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	247	27,970
Mongodb, Inc.* (IT Services)	164	37,120
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	188	44,556
Motorola Solutions, Inc. (Communications Equipment)	767	107,480
NCR Corp.* (Technology Hardware, Storage & Peripherals)	577	9,994
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	997	44,237
NetScout Systems, Inc.* (Communications Equipment)	287	7,336
New Relic, Inc.* (Software)	230	15,847
NortonLifelock, Inc. (Software)	2,445	48,484
Nuance Communications, Inc.* (Software)	1,269	32,112
Nutanix, Inc.* (Software)	680	16,119
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,775	1,054,250
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,258	143,462
Okta, Inc.* (IT Services)	524	104,921
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,849	36,647
Oracle Corp. (Software)	9,387	518,819
Palo Alto Networks, Inc.* (Communications Equipment)	434	99,677
Paycom Software, Inc.* (Software)	218	67,521
Paylocity Holding Corp.* (Software)	163	23,780
Pegasystems, Inc. (Software)	173	17,502
Perspecta, Inc. (IT Services)	615	14,286
Pluralsight, Inc.*—Class A (Software)	385	6,949
Proofpoint, Inc.* (Software)	258	28,669
PTC, Inc.* (Software)	470	36,561
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	1,047	18,145
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	518	57,255
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,073	462,708
RealPage, Inc.* (Software)	392	25,484
RingCentral, Inc.*—Class A (Software)	347	98,898
Salesforce.com, Inc.* (Software)	4,063	761,122
Science Applications International Corp. (IT Services)	222	17,245
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,018	49,281
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	294	15,353
ServiceNow, Inc.* (Software)	859	347,947
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	197	19,753
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	753	96,279
Slack Technologies, Inc.*—Class A (Software)	288	8,954
Smartsheet, Inc.* (Software)	414	21,081
Snap, Inc.* (Interactive Media & Services)	3,699	86,890
SolarWinds Corp.* (Software)	297	5,248
Splunk, Inc.* (Software)	715	142,071
SS&C Technologies Holdings, Inc. (Software)	1,007	56,875
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	186	22,277
Synopsys, Inc.* (Software)	680	132,600

See accompanying notes to financial statements.

256 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
Teradata Corp.* (IT Services)	489	$10,171
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	748	63,213
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,140	525,656
Trade Desk, Inc. (The)* (Software)	185	75,203
Twilio, Inc.* (IT Services)	580	127,264
Twitter, Inc.* (Interactive Media & Services)	3,538	105,397
Tyler Technologies, Inc.* (Software)	180	62,438
Ubiquiti, Inc. (Communications Equipment)	54	9,426
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	192	28,727
Veeva Systems, Inc.*—Class A (Health Care Technology)	608	142,527
Verint Systems, Inc.* (Software)	288	13,012
VeriSign, Inc.* (IT Services)	458	94,728
ViaSat, Inc.* (Communications Equipment)	263	10,091
Viavi Solutions, Inc.* (Communications Equipment)	1,029	13,109
VMware, Inc.*—Class A (Software)	360	55,750
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,351	59,647
Workday, Inc.*—Class A (Software)	737	138,084
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	826	12,630
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,096	107,835
Zendesk, Inc.* (Software)	516	45,681
Zillow Group, Inc.*—Class A (Interactive Media & Services)	159	9,139
Zillow Group, Inc.*—Class C (Interactive Media & Services)	627	36,121
Zoom Video Communications, Inc.*(a)—Class A (Software)	128	32,453
Zscaler, Inc.* (Software)	298	32,631
TOTAL COMMON STOCKS (Cost $8,789,541)		35,919,954

Repurchase Agreements(b) (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $975,001	$975,000	$975,000
TOTAL REPURCHASE AGREEMENTS (Cost $975,000)		975,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	8,168	$8,168
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	90	90
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	44,809	44,809
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $53,067)		53,067
TOTAL INVESTMENT SECURITIES (Cost $9,817,608)—93.9%		36,948,021
Net other assets (liabilities)—6.1%		2,382,399
NET ASSETS—100.0%		$39,330,420

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $52,763.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	7/23/20	1.47%	$3,206,191	$(1,848)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 257

ProFund VP Technology invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Communications Equipment	$1,348,751	3.4%
Diversified Telecommunication Services	44,674	0.1%
Electronic Equipment, Instruments & Components	96,865	0.2%
Health Care Technology	236,578	0.6%
Household Durables	63,765	0.2%
Interactive Media & Services	6,629,996	16.9%
Internet & Direct Marketing Retail	253,240	0.6%
IT Services	1,472,749	3.7%
Media	91,064	0.2%
Semiconductors & Semiconductor Equipment	6,107,950	15.5%
Software	12,470,050	31.8%
Technology Hardware, Storage & Peripherals	7,104,272	18.1%
Other**	3,410,466	8.7%
Total	$39,330,420	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

258 :: ProFund VP Technology :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$9,817,608
Securities, at value(a)	35,973,021
Repurchase agreements, at value	975,000
Total Investment Securities, at value	36,948,021
Cash	103
Segregated cash balances for swap agreements with custodian	190,000
Dividends and interest receivable	4,888
Receivable for capital shares issued	1,720,765
Receivable for investments sold	633,713
Prepaid expenses	580
TOTAL ASSETS	39,498,070
LIABILITIES:
Payable for capital shares redeemed	19,236
Payable for collateral for securities loaned	53,067
Unrealized depreciation on swap agreements	1,848
Advisory fees payable	22,204
Management services fees payable	2,961
Administration fees payable	2,839
Administrative services fees payable	9,928
Distribution fees payable	15,984
Trustee fees payable	13
Transfer agency fees payable	2,315
Fund accounting fees payable	1,602
Compliance services fees payable	255
Other accrued expenses	35,398
TOTAL LIABILITIES	167,650
NET ASSETS	$39,330,420
NET ASSETS CONSIST OF:
Capital	$7,951,701
Total distributable earnings (loss)	31,378,719
NET ASSETS	$39,330,420
Shares of Beneficial Interest Outstanding(unlimited number of shares authorized, no par value)	599,461
Net Asset Value (offering and redemption price per share)	$65.61
(a) Includes securities on loan valued at	$52,763

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$202,655
Interest	2,387
Income from securities lending	452
TOTAL INVESTMENT INCOME	205,494
EXPENSES:
Advisory fees	122,272
Management services fees	16,303
Administration fees	18,003
Transfer agency fees	14,672
Administrative services fees	30,925
Distribution fees	40,757
Custody fees	2,518
Fund accounting fees	10,328
Trustee fees	573
Compliance services fees	255
Audit fees	14,551
Other fees	11,047
TOTAL NET EXPENSES	282,204
NET INVESTMENT INCOME (LOSS)	(76,710)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,951,536
Net realized gains (losses) on swap agreements	9,536
Change in net unrealized appreciation/depreciation on investment securities	2,590,596
Change in net unrealized appreciation/depreciation on swap agreements	(4,999)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,546,669
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,469,959

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 259

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(76,710)	$(122,113)
Net realized gains (losses) on investments	1,961,072	4,456,859
Change in net unrealized appreciation/depreciation on investments	2,585,597	6,407,777
Change in net assets resulting from operations	4,469,959	10,742,523
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(686,328)
Change in net assets resulting from distributions	—	(686,328)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,670,881	29,754,749
Distributions reinvested	—	686,328
Value of shares redeemed	(39,760,938)	(32,826,046)
Change in net assets resulting from capital transactions	909,943	(2,384,969)
Change in net assets	5,379,902	7,671,226
NET ASSETS:
Beginning of period	33,950,518	26,279,292
End of period	$39,330,420	$33,950,518
SHARE TRANSACTIONS:
Issued	704,527	591,122
Reinvested	—	14,224
Redeemed	(702,044)	(663,707)
Change in shares	2,483	(58,361)

See accompanying notes to financial statements.

260 :: ProFund VP Technology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$56.87		$40.10	$42.06	$31.12	$27.71	$27.06

Investment Activities:
Net investment income (loss)(a)	(0.14)		(0.20)	(0.12)	(0.09)	0.03	(0.03)
Net realized and unrealized gains (losses) on investments	8.88		18.09	(0.66)	11.05	3.38	0.68
Total income (loss) from investment activities	8.74		17.89	(0.78)	10.96	3.41	0.65

Distributions to Shareholders From:
Net investment income	—		—	—	(0.02)	—	—
Net realized gains on investments	—		(1.12)	(1.18)	—	—	—
Total distributions	—		(1.12)	(1.18)	(0.02)	—	—

Net Asset Value, End of Period	$65.61		$56.87	$40.10	$42.06	$31.12	$27.71

Total Return(b)	15.37%		45.11%	(2.25)%	35.18%	12.34%	2.40%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.62%	1.58%	1.56%	1.62%	1.68%
Net expenses(c)	1.73	%(d)	1.62%	1.58%	1.56%	1.62%	1.68%
Net investment income (loss)(c)	(0.47)%		(0.41)%	(0.27)%	(0.25)%	0.09%	(0.12)%

Supplemental Data:
Net assets, end of period (000's)	$39,330		$33,951	$26,279	$33,731	$19,320	$23,662
Portfolio turnover rate(b)(e)	104%		75%	58%	86%	93%	119%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 261

Investment Objective: The ProFund VP Telecommunications seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Select TelecommunicationsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	21.3%
AT&T, Inc.	21.1%
T-Mobile U.S., Inc.	6.4%
Garmin, Ltd.	4.5%
Cisco Systems, Inc.	4.4%

Dow Jones U.S. Select
TelecommunicationsSM Index – Composition

% of Index
Diversified Telecommunication Services	57%
Communications Equipment	30%
Wireless Telecommunication Services	8%
Household Durables	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.9%)

	Shares	Value
Acacia Communications, Inc.* (Communications Equipment)	792	$53,214
ADTRAN, Inc. (Communications Equipment)	999	10,919
Anterix, Inc.* (Diversified Telecommunication Services)	243	11,018
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	402	4,370
Arista Networks, Inc.* (Communications Equipment)	1,119	235,024
AT&T, Inc. (Diversified Telecommunication Services)	42,403	1,281,843
ATN International, Inc. (Diversified Telecommunication Services)	226	13,689
CalAmp Corp.* (Communications Equipment)	715	5,727
CenturyLink, Inc. (Diversified Telecommunication Services)	20,567	206,287
Ciena Corp.* (Communications Equipment)	3,199	173,258
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,053	15,637
Cisco Systems, Inc. (Communications Equipment)	5,748	268,086
CommScope Holding Co., Inc.* (Communications Equipment)	4,079	33,978
Comtech Telecommunications Corp. (Communications Equipment)	515	8,698
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,521	10,297
EchoStar Corp.*—Class A (Communications Equipment)	961	26,870
Extreme Networks, Inc.* (Communications Equipment)	2,503	10,863
F5 Networks, Inc.* (Communications Equipment)	1,268	176,861
Garmin, Ltd. (Household Durables)	2,812	274,170
GCI Liberty, Inc.* (Media)	1,983	141,031
Globalstar, Inc.* (Diversified Telecommunication Services)	12,856	4,199
Harmonic, Inc.* (Communications Equipment)	2,011	9,552
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,037	51,821
Juniper Networks, Inc. (Communications Equipment)	6,899	157,711
Liberty Global PLC*—Class A (Media)	3,415	74,652
Liberty Global PLC*—Class C (Media)	8,055	173,263
Liberty Latin America, Ltd.*—Class C (Media)	2,377	22,439
Lumentum Holdings, Inc.* (Communications Equipment)	1,560	127,031
Motorola Solutions, Inc. (Communications Equipment)	1,839	257,699
NETGEAR, Inc.* (Communications Equipment)	615	15,922
NetScout Systems, Inc.* (Communications Equipment)	1,323	33,816
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,637	6,302
Plantronics, Inc. (Communications Equipment)	695	10,203
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	976	48,107
Spok Holdings, Inc. (Wireless Telecommunication Services)	368	3,441
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,033	40,416
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,743	389,833
U.S. Cellular Corp.* (Wireless Telecommunication Services)	316	9,755
Ubiquiti, Inc. (Communications Equipment)	252	43,989
Verizon Communications, Inc. (Diversified Telecommunication Services)	23,477	1,294,287
ViaSat, Inc.* (Communications Equipment)	1,216	46,658
Viavi Solutions, Inc.* (Communications Equipment)	4,747	60,477
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,803	48,318
TOTAL COMMON STOCKS (Cost $4,836,521)		5,891,731

See accompanying notes to financial statements.

262  :: ProFund VP Telecommunications :: Financial Statements

Repurchase Agreements(b) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $56,000	$56,000	$56,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(c)	90	$90
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(c)	1	1
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(c)	494	494
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $585)		585
TOTAL INVESTMENT SECURITIES (Cost $4,893,106)—97.8%		5,948,316
Net other assets (liabilities)—2.2%		133,461
NET ASSETS—100.0%		$6,081,777

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $652.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	7/23/20	1.47%	$169,818	$(1,516)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Communications Equipment	$1,770,926	29.1%
Diversified Telecommunication Services	2,943,698	48.4%
Household Durables	274,170	4.5%
Media	411,385	6.8%
Wireless Telecommunication Services	491,552	8.1%
Other**	190,046	3.1%
Total	$6,081,777	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 263

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Total Investment Securities, at cost	$4,893,106
Securities, at value(a)	5,892,316
Repurchase agreements, at value	56,000
Total Investment Securities, at value	5,948,316
Cash	849
Dividends and interest receivable	1,068
Receivable for capital shares issued	147,780
Prepaid expenses	106
TOTAL ASSETS	6,098,119

LIABILITIES:
Payable for capital shares redeemed	385
Payable for collateral for securities loaned	585
Unrealized depreciation on swap agreements	1,516
Advisory fees payable	3,250
Management services fees payable	433
Administration fees payable	478
Administrative services fees payable	2,507
Distribution fees payable	2,390
Transfer agency fees payable	390
Fund accounting fees payable	273
Compliance services fees payable	43
Other accrued expenses	4,092
TOTAL LIABILITIES	16,342
NET ASSETS	$6,081,777

NET ASSETS CONSIST OF:
Capital	$6,866,740
Total distributable earnings (loss)	(784,963)

NET ASSETS	$6,081,777
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	206,540
Net Asset Value (offering and redemption price per share)	$29.45
(a) Includes securities on loan valued at:	$652

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$82,097
Interest	238
Income from securities lending	11
TOTAL INVESTMENT INCOME	82,346

EXPENSES:
Advisory fees	21,015
Management services fees	2,802
Administration fees	2,610
Transfer agency fees	2,113
Administrative services fees	8,225
Distribution fees	7,005
Custody fees	486
Fund accounting fees	1,511
Trustee fees	82
Compliance services fees	43
Other fees	3,606
Total Gross Expenses before reductions	49,498
Expenses reduced and reimbursed by the Advisor	(2,425)
TOTAL NET EXPENSES	47,073
NET INVESTMENT INCOME (LOSS)	35,273

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(207,898)
Net realized gains (losses) on swap agreements	(5,552)
Change in net unrealized appreciation/depreciation on investment securities	(280,833)
Change in net unrealized appreciation/depreciation on swap agreements	(1,546)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(495,829)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(460,556)

See accompanying notes to financial statements.

264  :: ProFund VP Telecommunications :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$35,273	$60,620
Net realized gains (losses) on investments	(213,450)	(190,539)
Change in net unrealized appreciation/depreciation on investments	(282,379)	894,520
Change in net assets resulting from operations	(460,556)	764,601

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(199,221)
Change in net assets resulting from distributions	—	(199,221)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,145,690	10,994,877
Distributions reinvested	—	199,221
Value of shares redeemed	(4,770,447)	(10,863,899)
Change in net assets resulting from capital transactions	375,243	330,199
Change in net assets	(85,313)	895,579

NET ASSETS:
Beginning of period	6,167,090	5,271,511
End of period	$6,081,777	$6,167,090

SHARE TRANSACTIONS:
Issued	178,431	349,266
Reinvested	—	6,627
Redeemed	(167,479)	(345,808)
Change in shares	10,952	10,085

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$31.53	$28.42	$35.52	$40.78	$34.04	$34.09

Investment Activities:
Net investment income (loss)(b)	0.19	0.28	0.94	1.29	0.99	1.08
Net realized and unrealized gains (losses) on investments	(2.27)	3.87	(6.22)	(2.27)	6.37	(0.53)
Total income (loss) from investment activities	(2.08)	4.15	(5.28)	(0.98)	7.36	0.55

Distributions to Shareholders From:
Net investment income	—	(1.04)	(1.82)	(1.92)	(0.62)	(0.60)
Net realized gains on investments	—	—	—	(2.36)	—	—
Total distributions	—	(1.04)	(1.82)	(4.28)	(0.62)	(0.60)

Net Asset Value, End of Period	$29.45	$31.53	$28.42	$35.52	$40.78	$34.04
Total Return(c)	(6.60)%	14.77%	(15.10)%	(2.12)%	21.65%	1.52%

Ratios to Average Net Assets:
Gross expenses(d)	1.77%	1.76%	1.76%	1.72%	1.72%	1.76%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	1.26%	0.89%	2.96%	3.43%	2.55%	3.12%

Supplemental Data:
Net assets, end of period (000's)	$6,082	$6,167	$5,272	$9,372	$15,962	$8,240
Portfolio turnover rate(c)(e)	71%	165%	328%	388%	428%	418%

(a)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

266  :: ProFund VP UltraBull :: Financial Statements

Investment Objective: The ProFund VP UltraBull seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily performance of the S&P 500® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	8%
Swap Agreements	121%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	4.3%
Apple, Inc.	4.1%
Amazon.com, Inc.	3.2%
Alphabet, Inc.	2.3%
Facebook, Inc.	1.5%

S&P 500® Index – Composition

% of Index
Information Technology	26%
Health Care	15%
Consumer Discretionary	11%
Communication Services	11%
Financials	10%
Industrials	8%
Consumer Staples	7%
Utilities	3%
Real Estate	3%
Energy	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (71.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	175	$27,298
A.O. Smith Corp. (Building Products)	41	1,932
Abbott Laboratories (Health Care Equipment & Supplies)	540	49,371
AbbVie, Inc. (Biotechnology)	538	52,821
ABIOMED, Inc.* (Health Care Equipment & Supplies)	14	3,382
Accenture PLC—Class A (IT Services)	194	41,656
Activision Blizzard, Inc. (Entertainment)	235	17,837
Adobe, Inc.* (Software)	147	63,990
Advance Auto Parts, Inc. (Specialty Retail)	21	2,991
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	357	18,782
Aflac, Inc. (Insurance)	219	7,891
Agilent Technologies, Inc. (Life Sciences Tools & Services)	94	8,307
Air Products & Chemicals, Inc. (Chemicals)	67	16,178
Akamai Technologies, Inc.* (IT Services)	50	5,355
Alaska Air Group, Inc. (Airlines)	37	1,342
Albemarle Corp. (Chemicals)	32	2,471
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	39	6,328
Alexion Pharmaceuticals, Inc.* (Biotechnology)	67	7,520
Align Technology, Inc.* (Health Care Equipment & Supplies)	22	6,038
Allegion PLC (Building Products)	28	2,862
Alliant Energy Corp. (Electric Utilities)	76	3,636
Alphabet, Inc.*—Class A (Interactive Media & Services)	92	130,461
Alphabet, Inc.*—Class C (Interactive Media & Services)	89	125,811
Altria Group, Inc. (Tobacco)	567	22,255
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	128	353,128
Amcor PLC (Containers & Packaging)	480	4,901
Ameren Corp. (Multi-Utilities)	75	5,277
American Airlines Group, Inc.(a) (Airlines)	115	1,503
American Electric Power Co., Inc. (Electric Utilities)	151	12,026
American Express Co. (Consumer Finance)	201	19,136
American International Group, Inc. (Insurance)	263	8,200
American Tower Corp. (Equity Real Estate Investment Trusts)	135	34,904
American Water Works Co., Inc. (Water Utilities)	55	7,076
Ameriprise Financial, Inc. (Capital Markets)	37	5,551
AmerisourceBergen Corp. (Health Care Providers & Services)	45	4,535
AMETEK, Inc. (Electrical Equipment)	70	6,256
Amgen, Inc. (Biotechnology)	179	42,219
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	90	8,623
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	112	13,736
ANSYS, Inc.* (Software)	26	7,585
Anthem, Inc. (Health Care Providers & Services)	77	20,249
Aon PLC (Insurance)	71	13,675
Apache Corp. (Oil, Gas & Consumable Fuels)	115	1,553
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	45	1,694
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,243	453,447
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	280	16,926
Aptiv PLC (Auto Components)	78	6,078
Archer-Daniels-Midland Co. (Food Products)	169	6,743
Arista Networks, Inc.* (Communications Equipment)	16	3,360
Arthur J. Gallagher & Co. (Insurance)	58	5,654
Assurant, Inc. (Insurance)	18	1,859

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 267

Common Stocks, continued

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	2,174	$65,720
Atmos Energy Corp. (Gas Utilities)	37	3,684
Autodesk, Inc.* (Software)	67	16,026
Automatic Data Processing, Inc. (IT Services)	131	19,505
AutoZone, Inc.* (Specialty Retail)	7	7,897
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	43	6,650
Avery Dennison Corp. (Containers & Packaging)	25	2,852
Baker Hughes Co.—Class A (Energy Equipment & Services)	200	3,078
Ball Corp. (Containers & Packaging)	99	6,879
Bank of America Corp. (Banks)	2,382	56,573
Baxter International, Inc. (Health Care Equipment & Supplies)	155	13,346
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	90	21,534
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	593	105,856
Best Buy Co., Inc. (Specialty Retail)	69	6,022
Biogen, Inc.* (Biotechnology)	50	13,378
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	7	3,160
BlackRock, Inc.—Class A (Capital Markets)	47	25,573
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	12	19,108
BorgWarner, Inc. (Auto Components)	63	2,224
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	44	3,977
Boston Scientific Corp.* (Health Care Equipment & Supplies)	436	15,308
Bristol-Myers Squibb Co. (Pharmaceuticals)	690	40,572
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	122	38,504
Broadridge Financial Solutions, Inc. (IT Services)	35	4,417
Brown-Forman Corp.—Class B (Beverages)	56	3,565
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	41	3,241
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	122	2,096
Cadence Design Systems, Inc.* (Software)	85	8,157
Campbell Soup Co. (Food Products)	52	2,581
Capital One Financial Corp. (Consumer Finance)	139	8,700
Cardinal Health, Inc. (Health Care Providers & Services)	89	4,645
CarMax, Inc.* (Specialty Retail)	50	4,478
Carnival Corp.(a)—Class A (Hotels, Restaurants & Leisure)	145	2,381
Carrier Global Corp. (Building Products)	248	5,511
Caterpillar, Inc. (Machinery)	165	20,872
CBOE Global Markets, Inc. (Capital Markets)	33	3,078
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	102	4,612
CDW Corp. (Electronic Equipment, Instruments & Components)	43	4,996
Celanese Corp.—Series A (Chemicals)	36	3,108
Centene Corp.* (Health Care Providers & Services)	177	11,248
CenterPoint Energy, Inc. (Multi-Utilities)	166	3,099
CenturyLink, Inc. (Diversified Telecommunication Services)	301	3,019
Cerner Corp. (Health Care Technology)	93	6,375
CF Industries Holdings, Inc. (Chemicals)	65	1,829
Charter Communications, Inc.*—Class A (Media)	46	23,462
Chevron Corp. (Oil, Gas & Consumable Fuels)	570	50,860
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	8	8,419
Chubb, Ltd. (Insurance)	138	17,474
Church & Dwight Co., Inc. (Household Products)	75	5,798
Cigna Corp. (Health Care Providers & Services)	113	21,204
Cincinnati Financial Corp. (Insurance)	46	2,945
Cintas Corp. (Commercial Services & Supplies)	26	6,925
Cisco Systems, Inc. (Communications Equipment)	1,294	60,352
Citigroup, Inc. (Banks)	635	32,449
Citizens Financial Group, Inc. (Banks)	130	3,281
Citrix Systems, Inc. (Software)	35	5,177
CME Group, Inc. (Capital Markets)	109	17,717
CMS Energy Corp. (Multi-Utilities)	87	5,083
Cognizant Technology Solutions Corp.— Class A (IT Services)	165	9,375
Colgate-Palmolive Co. (Household Products)	261	19,121
Comcast Corp.—Class A (Media)	1,390	54,183
Comerica, Inc. (Banks)	42	1,600
Conagra Brands, Inc. (Food Products)	149	5,240
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	60	3,090
ConocoPhillips (Oil, Gas & Consumable Fuels)	327	13,741
Consolidated Edison, Inc. (Multi-Utilities)	102	7,337
Constellation Brands, Inc.—Class A (Beverages)	51	8,922
Copart, Inc.* (Commercial Services & Supplies)	63	5,246
Corning, Inc. (Electronic Equipment, Instruments & Components)	232	6,009
Corteva, Inc. (Chemicals)	228	6,108
Costco Wholesale Corp. (Food & Staples Retailing)	135	40,933
Coty, Inc.—Class A (Personal Products)	91	407
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	127	21,253
CSX Corp. (Road & Rail)	234	16,319
Cummins, Inc. (Machinery)	45	7,797
CVS Health Corp. (Health Care Providers & Services)	399	25,923
D.R. Horton, Inc. (Household Durables)	101	5,600
Danaher Corp. (Health Care Equipment & Supplies)	192	33,951
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	40	3,031
DaVita, Inc.* (Health Care Providers & Services)	26	2,058
Deere & Co. (Machinery)	95	14,929
Delta Air Lines, Inc. (Airlines)	173	4,853
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	67	2,952
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	117	1,327
DexCom, Inc.* (Health Care Equipment & Supplies)	28	11,351
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	48	2,007

See accompanying notes to financial statements.

268  :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares		Value
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	82		$11,653
Discover Financial Services (Consumer Finance)	93		4,658
Discovery, Inc.* (Media)	49		1,034
Discovery, Inc.*—Class C (Media)	97		1,868
Dish Network Corp.*—Class A (Media)	78		2,692
Dollar General Corp. (Multiline Retail)	77		14,669
Dollar Tree, Inc.* (Multiline Retail)	72		6,673
Dominion Energy, Inc. (Multi-Utilities)	256		20,781
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	12		4,433
Dover Corp. (Machinery)	44		4,249
Dow, Inc. (Chemicals)	226		9,212
DTE Energy Co. (Multi-Utilities)	59		6,343
Duke Energy Corp. (Electric Utilities)	224		17,895
Duke Realty Corp. (Equity Real Estate Investment Trusts)	112		3,964
DuPont de Nemours, Inc. (Chemicals)	224		11,901
DXC Technology Co. (IT Services)	77		1,271
E*TRADE Financial Corp. (Capital Markets)	67		3,332
Eastman Chemical Co. (Chemicals)	41		2,855
Eaton Corp. PLC (Electrical Equipment)	122		10,673
eBay, Inc. (Internet & Direct Marketing Retail)	202		10,595
Ecolab, Inc. (Chemicals)	75		14,921
Edison International (Electric Utilities)	115		6,246
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	189		13,062
Electronic Arts, Inc.* (Entertainment)	88		11,620
Eli Lilly & Co. (Pharmaceuticals)	257		42,194
Emerson Electric Co. (Electrical Equipment)	182		11,289
Entergy Corp. (Electric Utilities)	61		5,722
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	178		9,017
Equifax, Inc. (Professional Services)	37		6,360
Equinix, Inc. (Equity Real Estate Investment Trusts)	27		18,962
Equity Residential (Equity Real Estate Investment Trusts)	107		6,294
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	20		4,583
Everest Re Group, Ltd. (Insurance)	12		2,474
Evergy, Inc. (Electric Utilities)	69		4,091
Eversource Energy (Electric Utilities)	103		8,577
Exelon Corp. (Electric Utilities)	297		10,778
Expedia Group, Inc. (Internet & Direct Marketing Retail)	41		3,370
Expeditors International of Washington, Inc. (Air Freight & Logistics)	51		3,878
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	39		3,602
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,290		57,688
F5 Networks, Inc.* (Communications Equipment)	19		2,650
Facebook, Inc.*—Class A (Interactive Media & Services)	734		166,669
Fastenal Co. (Trading Companies & Distributors)	175		7,497
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	21		1,789
FedEx Corp. (Air Freight & Logistics)	73		10,236
Fidelity National Information Services, Inc. (IT Services)	189		25,343
Fifth Third Bancorp (Banks)	217		4,184
First Horizon National Corp. (Banks)	—	(b)	3
First Republic Bank (Banks)	52		5,511
FirstEnergy Corp. (Electric Utilities)	165		6,399
Fiserv, Inc.* (IT Services)	172		16,791
FleetCor Technologies, Inc.* (IT Services)	26		6,540
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	40		1,623
Flowserve Corp. (Machinery)	40		1,141
FMC Corp. (Chemicals)	39		3,885
Ford Motor Co. (Automobiles)	1,192		7,247
Fortinet, Inc.* (Software)	41		5,628
Fortive Corp. (Machinery)	90		6,089
Fortune Brands Home & Security, Inc. (Building Products)	43		2,749
Fox Corp.—Class A (Media)	105		2,816
Fox Corp.—Class B (Media)	49		1,315
Franklin Resources, Inc. (Capital Markets)	85		1,782
Freeport-McMoRan, Inc. (Metals & Mining)	443		5,126
Garmin, Ltd. (Household Durables)	44		4,290
Gartner, Inc.* (IT Services)	27		3,276
General Dynamics Corp. (Aerospace & Defense)	71		10,612
General Electric Co. (Industrial Conglomerates)	2,669		18,229
General Mills, Inc. (Food Products)	185		11,405
General Motors Co. (Automobiles)	384		9,716
Genuine Parts Co. (Distributors)	44		3,826
Gilead Sciences, Inc. (Biotechnology)	383		29,468
Global Payments, Inc. (IT Services)	91		15,435
Globe Life, Inc. (Insurance)	30		2,227
H&R Block, Inc. (Diversified Consumer Services)	59		843
Halliburton Co. (Energy Equipment & Services)	268		3,479
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	106		1,197
Hartford Financial Services Group, Inc. (Insurance)	109		4,202
Hasbro, Inc. (Leisure Products)	39		2,923
HCA Healthcare, Inc. (Health Care Providers & Services)	80		7,765
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	164		4,520
Henry Schein, Inc.* (Health Care Providers & Services)	44		2,569
Hess Corp. (Oil, Gas & Consumable Fuels)	80		4,145
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	392		3,814
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	85		6,243
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	45		1,314
Hologic, Inc.* (Health Care Equipment & Supplies)	79		4,503
Honeywell International, Inc. (Industrial Conglomerates)	214		30,943
Hormel Foods Corp. (Food Products)	86		4,151
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	215		2,320
Howmet Aerospace, Inc.* (Aerospace & Defense)	117		1,854

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 269

Common Stocks, continued

	Shares	Value
HP, Inc. (Technology Hardware, Storage & Peripherals)	436	$7,599
Humana, Inc. (Health Care Providers & Services)	40	15,510
Huntington Bancshares, Inc. (Banks)	309	2,792
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	12	2,094
IDEX Corp. (Machinery)	23	3,635
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	26	8,584
IHS Markit, Ltd. (Professional Services)	122	9,210
Illinois Tool Works, Inc. (Machinery)	88	15,386
Illumina, Inc.* (Life Sciences Tools & Services)	45	16,666
Incyte Corp.* (Biotechnology)	55	5,718
Ingersoll Rand, Inc.* (Machinery)	105	2,953
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,292	77,300
Intercontinental Exchange, Inc. (Capital Markets)	167	15,297
International Business Machines Corp. (IT Services)	271	32,729
International Flavors & Fragrances, Inc. (Chemicals)	33	4,041
International Paper Co. (Containers & Packaging)	120	4,225
Intuit, Inc. (Software)	80	23,695
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	36	20,514
Invesco, Ltd. (Capital Markets)	115	1,237
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	11	1,764
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	54	7,662
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	88	2,297
J.B. Hunt Transport Services, Inc. (Road & Rail)	26	3,129
Jack Henry & Associates, Inc. (IT Services)	23	4,233
Jacobs Engineering Group, Inc. (Construction & Engineering)	40	3,392
Johnson & Johnson (Pharmaceuticals)	804	113,066
Johnson Controls International PLC (Building Products)	227	7,749
JPMorgan Chase & Co. (Banks)	930	87,475
Juniper Networks, Inc. (Communications Equipment)	101	2,309
Kansas City Southern Industries, Inc. (Road & Rail)	29	4,329
Kellogg Co. (Food Products)	76	5,021
KeyCorp (Banks)	298	3,630
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	57	5,744
Kimberly-Clark Corp. (Household Products)	104	14,700
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	132	1,695
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	593	8,996
KLA Corp. (Semiconductors & Semiconductor Equipment)	47	9,141
Kohl's Corp. (Multiline Retail)	48	997
L Brands, Inc. (Specialty Retail)	71	1,063
L3Harris Technologies, Inc. (Aerospace & Defense)	66	11,198
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	30	4,983
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	44	14,232
Lamb Weston Holding, Inc. (Food Products)	45	2,877
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	103	4,691
Leggett & Platt, Inc. (Household Durables)	40	1,406
Leidos Holdings, Inc. (IT Services)	41	3,840
Lennar Corp.—Class A (Household Durables)	84	5,176
Lincoln National Corp. (Insurance)	59	2,171
Linde PLC (Chemicals)	160	33,939
Live Nation Entertainment, Inc.* (Entertainment)	43	1,906
LKQ Corp.* (Distributors)	93	2,437
Lockheed Martin Corp. (Aerospace & Defense)	75	27,369
Loews Corp. (Insurance)	74	2,537
Lowe's Cos., Inc. (Specialty Retail)	230	31,078
LyondellBasell Industries N.V.—Class A (Chemicals)	78	5,126
M&T Bank Corp. (Banks)	39	4,055
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	241	1,475
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	198	7,401
MarketAxess Holdings, Inc. (Capital Markets)	12	6,011
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	82	7,052
Marsh & McLennan Cos., Inc. (Insurance)	156	16,750
Martin Marietta Materials, Inc. (Construction Materials)	19	3,925
Masco Corp. (Building Products)	80	4,017
MasterCard, Inc.—Class A (IT Services)	270	79,838
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	81	4,909
McCormick & Co., Inc. (Food Products)	38	6,818
McDonald's Corp. (Hotels, Restaurants & Leisure)	227	41,874
McKesson Corp. (Health Care Providers & Services)	49	7,518
Medtronic PLC (Health Care Equipment & Supplies)	409	37,505
Merck & Co., Inc. (Pharmaceuticals)	770	59,544
MetLife, Inc. (Insurance)	235	8,582
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7	5,639
MGM Resorts International (Hotels, Restaurants & Leisure)	150	2,520
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	75	7,898
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	339	17,465
Microsoft Corp. (Software)	2,314	470,921
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	35	4,013
Mohawk Industries, Inc.* (Household Durables)	18	1,832

See accompanying notes to financial statements.

270  :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Molson Coors Beverage Co.—Class B (Beverages)	57	$1,959
Mondelez International, Inc.—Class A (Food Products)	436	22,293
Monster Beverage Corp.* (Beverages)	114	7,902
Moody's Corp. (Capital Markets)	49	13,462
Morgan Stanley (Capital Markets)	365	17,630
Motorola Solutions, Inc. (Communications Equipment)	52	7,287
MSCI, Inc.—Class A (Capital Markets)	26	8,679
Mylan N.V.* (Pharmaceuticals)	158	2,541
Nasdaq, Inc. (Capital Markets)	35	4,181
National Oilwell Varco, Inc. (Energy Equipment & Services)	118	1,446
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	67	2,973
Netflix, Inc.* (Entertainment)	134	60,975
Newell Brands, Inc. (Household Durables)	116	1,842
Newmont Corp. (Metals & Mining)	245	15,126
News Corp.—Class A (Media)	119	1,411
News Corp.—Class B (Media)	37	442
NextEra Energy, Inc. (Electric Utilities)	149	35,786
Nielsen Holdings PLC (Professional Services)	109	1,620
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	378	37,063
NiSource, Inc. (Multi-Utilities)	117	2,661
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	146	1,308
Norfolk Southern Corp. (Road & Rail)	78	13,694
Northern Trust Corp. (Capital Markets)	63	4,998
Northrop Grumman Corp. (Aerospace & Defense)	47	14,450
NortonLifelock, Inc. (Software)	165	3,272
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	78	1,282
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	74	2,409
Nucor Corp. (Metals & Mining)	92	3,810
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	188	71,423
NVR, Inc.* (Household Durables)	1	3,259
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	275	5,033
Old Dominion Freight Line, Inc. (Road & Rail)	29	4,918
Omnicom Group, Inc. (Media)	65	3,549
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	126	4,186
Oracle Corp. (Software)	635	35,096
O'Reilly Automotive, Inc.* (Specialty Retail)	23	9,698
Otis Worldwide Corp. (Machinery)	124	7,051
PACCAR, Inc. (Machinery)	105	7,859
Packaging Corp. of America (Containers & Packaging)	29	2,894
Parker-Hannifin Corp. (Machinery)	39	7,148
Paychex, Inc. (IT Services)	97	7,348
Paycom Software, Inc.* (Software)	15	4,646
PayPal Holdings, Inc.* (IT Services)	358	62,373
Pentair PLC (Machinery)	51	1,937
People's United Financial, Inc. (Banks)	130	1,504
PepsiCo, Inc. (Beverages)	423	55,946
PerkinElmer, Inc. (Life Sciences Tools & Services)	34	3,335
Perrigo Co. PLC (Pharmaceuticals)	42	2,321
Pfizer, Inc. (Pharmaceuticals)	1,695	55,427
Philip Morris International, Inc. (Tobacco)	475	33,278
Phillips 66 (Oil, Gas & Consumable Fuels)	133	9,563
Pinnacle West Capital Corp. (Electric Utilities)	34	2,492
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	50	4,885
PPG Industries, Inc. (Chemicals)	72	7,636
PPL Corp. (Electric Utilities)	235	6,072
Principal Financial Group, Inc. (Insurance)	78	3,240
Prologis, Inc. (Equity Real Estate Investment Trusts)	225	20,999
Prudential Financial, Inc. (Insurance)	121	7,369
Public Service Enterprise Group, Inc. (Multi-Utilities)	154	7,571
Public Storage (Equity Real Estate Investment Trusts)	46	8,827
PulteGroup, Inc. (Household Durables)	77	2,620
PVH Corp. (Textiles, Apparel & Luxury Goods)	22	1,057
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	35	3,869
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	343	31,285
Quanta Services, Inc. (Construction & Engineering)	42	1,648
Quest Diagnostics, Inc. (Health Care Providers & Services)	41	4,672
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	15	1,088
Raymond James Financial, Inc. (Capital Markets)	37	2,547
Raytheon Technologies Corp. (Aerospace & Defense)	449	27,667
Realty Income Corp. (Equity Real Estate Investment Trusts)	105	6,248
Regency Centers Corp. (Equity Real Estate Investment Trusts)	52	2,386
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	31	19,333
Regions Financial Corp. (Banks)	292	3,247
Republic Services, Inc.—Class A (Commercial Services & Supplies)	64	5,251
ResMed, Inc. (Health Care Equipment & Supplies)	44	8,448
Robert Half International, Inc. (Professional Services)	35	1,849
Rockwell Automation, Inc. (Electrical Equipment)	35	7,455
Rollins, Inc. (Commercial Services & Supplies)	43	1,823
Roper Technologies, Inc. (Industrial Conglomerates)	32	12,424
Ross Stores, Inc. (Specialty Retail)	108	9,206
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	52	2,616
S&P Global, Inc. (Capital Markets)	73	24,053
Salesforce.com, Inc.* (Software)	275	51,516
SBA Communications Corp. (Equity Real Estate Investment Trusts)	34	10,129
Schlumberger, Ltd. (Energy Equipment & Services)	423	7,778

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 271

Common Stocks, continued

	Shares	Value
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	69	$3,340
Sealed Air Corp. (Containers & Packaging)	47	1,544
Sempra Energy (Multi-Utilities)	89	10,433
ServiceNow, Inc.* (Software)	58	23,493
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	93	6,359
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	51	6,521
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	23	1,134
Snap-on, Inc. (Machinery)	17	2,355
Southwest Airlines Co. (Airlines)	164	5,605
Stanley Black & Decker, Inc. (Machinery)	47	6,551
Starbucks Corp. (Hotels, Restaurants & Leisure)	356	26,197
State Street Corp. (Capital Markets)	107	6,800
STERIS PLC (Health Care Equipment & Supplies)	26	3,989
Stryker Corp. (Health Care Equipment & Supplies)	98	17,659
SVB Financial Group* (Banks)	16	3,448
Synchrony Financial (Consumer Finance)	164	3,634
Synopsys, Inc.* (Software)	46	8,970
Sysco Corp. (Food & Staples Retailing)	155	8,472
T. Rowe Price Group, Inc. (Capital Markets)	69	8,522
Take-Two Interactive Software, Inc.* (Entertainment)	35	4,885
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	84	1,116
Target Corp. (Multiline Retail)	153	18,349
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	101	8,237
TechnipFMC PLC (Energy Equipment & Services)	128	876
Teledyne Technologies, Inc.* (Aerospace & Defense)	11	3,420
Teleflex, Inc. (Health Care Equipment & Supplies)	14	5,096
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	280	35,552
Textron, Inc. (Aerospace & Defense)	69	2,271
The AES Corp. (Independent Power and Renewable Electricity Producers)	203	2,942
The Allstate Corp. (Insurance)	96	9,311
The Bank of New York Mellon Corp. (Capital Markets)	246	9,508
The Boeing Co. (Aerospace & Defense)	164	30,062
The Charles Schwab Corp. (Capital Markets)	350	11,809
The Clorox Co. (Household Products)	38	8,336
The Coca-Cola Co. (Beverages)	1,179	52,678
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	15	4,255
The Estee Lauder Co., Inc. (Personal Products)	69	13,019
The Gap, Inc. (Specialty Retail)	65	820
The Goldman Sachs Group, Inc. (Capital Markets)	94	18,576
The Hershey Co. (Food Products)	45	5,833
The Home Depot, Inc. (Specialty Retail)	328	82,167
The Interpublic Group of Cos., Inc. (Media)	119	2,042
The JM Smucker Co.—Class A (Food Products)	35	3,703
The Kraft Heinz Co. (Food Products)	190	6,059
The Kroger Co. (Food & Staples Retailing)	240	8,124
The Mosaic Co. (Chemicals)	106	1,326
The PNC Financial Services Group, Inc (Banks)	129	13,572
The Procter & Gamble Co. (Household Products)	755	90,275
The Progressive Corp. (Insurance)	179	14,340
The Sherwin-Williams Co. (Chemicals)	25	14,446
The Southern Co. (Electric Utilities)	322	16,696
The TJX Cos., Inc. (Specialty Retail)	365	18,454
The Travelers Cos., Inc. (Insurance)	77	8,782
The Walt Disney Co. (Entertainment)	551	61,442
The Western Union Co. (IT Services)	125	2,703
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	370	7,037
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	120	43,480
Tiffany & Co. (Specialty Retail)	33	4,024
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	174	18,122
Tractor Supply Co. (Specialty Retail)	35	4,613
Trane Technologies PLC (Building Products)	73	6,496
TransDigm Group, Inc. (Aerospace & Defense)	15	6,631
Truist Financial Corp. (Banks)	411	15,433
Twitter, Inc.* (Interactive Media & Services)	239	7,120
Tyler Technologies, Inc.* (Software)	12	4,163
Tyson Foods, Inc.—Class A (Food Products)	90	5,374
U.S. Bancorp (Banks)	418	15,391
UDR, Inc. (Equity Real Estate Investment Trusts)	90	3,364
Ulta Beauty, Inc.* (Specialty Retail)	17	3,458
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	57	555
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	60	530
Union Pacific Corp. (Road & Rail)	207	34,998
United Airlines Holdings , Inc.* (Airlines)	77	2,665
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	215	23,904
United Rentals, Inc.* (Trading Companies & Distributors)	22	3,279
UnitedHealth Group, Inc. (Health Care Providers & Services)	289	85,242
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	24	2,229
Unum Group (Insurance)	62	1,029
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	124	7,294
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	28	3,431
Ventas, Inc. (Equity Real Estate Investment Trusts)	114	4,175
VeriSign, Inc.* (IT Services)	31	6,412
Verisk Analytics, Inc.—Class A (Professional Services)	50	8,510
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,262	69,574
Vertex Pharmaceuticals, Inc.* (Biotechnology)	79	22,934
VF Corp. (Textiles, Apparel & Luxury Goods)	97	5,911
ViacomCBS, Inc.—Class B (Media)	165	3,848
Visa, Inc.—Class A (IT Services)	515	99,482
Vornado Realty Trust (Equity Real Estate Investment Trusts)	48	1,834

See accompanying notes to financial statements.

272  :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Vulcan Materials Co. (Construction Materials)	40	$4,634
W.R. Berkley Corp. (Insurance)	43	2,463
W.W. Grainger, Inc. (Trading Companies & Distributors)	13	4,084
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	225	9,538
Walmart, Inc. (Food & Staples Retailing)	432	51,745
Waste Management, Inc. (Commercial Services & Supplies)	118	12,498
Waters Corp.* (Life Sciences Tools & Services)	19	3,428
WEC Energy Group, Inc. (Multi-Utilities)	96	8,414
Wells Fargo & Co. (Banks)	1,138	29,133
Welltower, Inc. (Equity Real Estate Investment Trusts)	127	6,572
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	22	4,998
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	91	4,018
Westinghouse Air Brake Technologies Corp. (Machinery)	55	3,166
WestRock Co. (Containers & Packaging)	79	2,233
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	228	5,121
Whirlpool Corp. (Household Durables)	19	2,461
Willis Towers Watson PLC (Insurance)	39	7,681
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	30	2,235
Xcel Energy, Inc. (Electric Utilities)	160	10,000
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	56	856
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	74	7,281
Xylem, Inc. (Machinery)	55	3,573
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	92	7,996
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	16	4,095
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	63	7,520
Zions Bancorp (Banks)	50	1,700
Zoetis, Inc. (Pharmaceuticals)	145	19,871
TOTAL COMMON STOCKS (Cost $2,585,972)		7,819,082

Repurchase Agreements(c)(d) (36.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $4,040,003	$4,040,000	$4,040,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,040,000)		4,040,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(e)	539	$539
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(e)	6	6
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(e)	2,959	2,959
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,504)		3,504
TOTAL INVESTMENT SECURITIES (Cost $6,629,476)—107.9%		11,862,586
Net other assets (liabilities)—(7.9)%		(865,539)
NET ASSETS—100.0%		$10,997,047

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $3,333.
(b)	Number of shares is less than 0.50
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $2,311,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	6	9/21/20	$925,275	$(27,250)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 273

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/20	1.52%	$3,550,095	$61,837
SPDR S&P 500 ETF	Goldman Sachs International	7/27/20	1.42%	3,920,059	49,525
				$7,470,154	$111,362

S&P 500	UBS AG	7/27/20	1.47%	$5,604,400	$92,021
SPDR S&P 500 ETF	UBS AG	7/27/20	1.07%	185,038	21,065
				$5,789,438	$113,086
				$13,259,592	$224,448

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraBull invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$137,628	1.3%
Air Freight & Logistics	41,259	0.4%
Airlines	15,968	0.1%
Auto Components	8,302	0.1%
Automobiles	16,963	0.2%
Banks	284,981	2.6%
Beverages	130,972	1.2%
Biotechnology	193,391	1.8%
Building Products	31,316	0.3%
Capital Markets	210,343	1.9%
Chemicals	138,982	1.3%
Commercial Services & Supplies	31,743	0.3%
Communications Equipment	75,958	0.7%
Construction & Engineering	5,040	NM
Construction Materials	8,559	0.1%
Consumer Finance	36,128	0.3%
Containers & Packaging	25,528	0.2%
Distributors	6,263	0.1%
Diversified Consumer Services	843	NM
Diversified Financial Services	105,856	1.0%
Diversified Telecommunication Services	138,313	1.3%
Electric Utilities	146,416	1.4%
Electrical Equipment	35,673	0.3%
Electronic Equipment, Instruments & Components	41,091	0.4%
Energy Equipment & Services	16,657	0.2%
Entertainment	158,665	1.4%
Equity Real Estate Investment Trusts	217,646	2.0%
Food & Staples Retailing	118,812	1.1%
Food Products	88,098	0.8%
Gas Utilities	3,684	NM
Health Care Equipment & Supplies	296,797	2.7%
Health Care Providers & Services	220,350	2.0%
Health Care Technology	6,375	0.1%
Hotels, Restaurants & Leisure	120,970	1.1%
Household Durables	28,486	0.3%
Household Products	138,230	1.3%
Independent Power and Renewable Electricity Producers	5,351	NM
Industrial Conglomerates	88,894	0.8%
Insurance	150,856	1.4%
Interactive Media & Services	430,061	3.9%
Internet & Direct Marketing Retail	386,201	3.4%
IT Services	447,922	4.1%
Leisure Products	2,923	NM
Life Sciences Tools & Services	91,677	0.8%
Machinery	116,691	1.1%
Media	98,662	0.9%
Metals & Mining	24,062	0.2%
Multiline Retail	40,688	0.4%
Multi-Utilities	76,999	0.7%
Oil, Gas & Consumable Fuels	204,016	1.8%
Personal Products	13,426	0.1%
Pharmaceuticals	335,536	3.0%
Professional Services	27,549	0.3%
Real Estate Management & Development	4,612	NM
Road & Rail	77,387	0.7%
Semiconductors & Semiconductor Equipment	374,824	3.4%
Software	732,335	6.6%
Specialty Retail	185,969	1.7%
Technology Hardware, Storage & Peripherals	476,047	4.3%
Textiles, Apparel & Luxury Goods	48,517	0.4%
Tobacco	55,533	0.5%
Trading Companies & Distributors	14,860	0.1%
Water Utilities	7,076	0.1%
Wireless Telecommunication Services	18,122	0.2%
Other**	3,177,965	28.8%
Total	$10,997,047	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

274  :: ProFund VP UltraBull :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$6,629,476
Securities, at value(a)	7,822,586
Repurchase agreements, at value	4,040,000
Total Investment Securities, at value	11,862,586
Cash	975
Segregated cash balances for futures contracts with brokers	79,200
Dividends and interest receivable	6,166
Unrealized appreciation on swap agreements	224,448
Receivable for capital shares issued	19,525
Variation margin on futures contracts	10,965
Prepaid expenses	939
TOTAL ASSETS	12,204,804
LIABILITIES:
Payable for capital shares redeemed	1,155,437
Payable for collateral for securities loaned	3,504
Advisory fees payable	7,759
Management services fees payable	1,034
Administration fees payable	960
Administrative services fees payable	3,708
Distribution fees payable	4,616
Transfer agency fees payable	783
Fund accounting fees payable	664
Compliance services fees payable	124
Other accrued expenses	29,168
TOTAL LIABILITIES	1,207,757
NET ASSETS	$10,997,047
NET ASSETS CONSIST OF:
Capital	$16,904,613
Total distributable earnings (loss)	(5,907,566)
NET ASSETS	$10,997,047
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	824,876
Net Asset Value (offering and redemption price per share)	$13.33
(a) Includes securities on loan valued at:	$3,333

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$150,077
Interest	29,100
Income from securities lending	110
TOTAL INVESTMENT INCOME	179,287
EXPENSES:
Advisory fees	74,218
Management services fees	9,896
Administration fees	11,406
Transfer agency fees	9,200
Administrative services fees	16,521
Distribution fees	24,740
Custody fees	2,515
Fund accounting fees	7,639
Trustee fees	339
Compliance services fees	124
Audit fees	9,597
Other fees	7,535
TOTAL NET EXPENSES	173,730
NET INVESTMENT INCOME (LOSS)	5,557
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(4,376,362)
Net realized gains (losses) on futures contracts	(810,031)
Net realized gains (losses) on swap agreements	(7,319,980)
Change in net unrealized appreciation/depreciation on investment securities	(294,189)
Change in net unrealized appreciation/depreciation on futures contracts	(27,250)
Change in net unrealized appreciation/depreciation on swap agreements	308,295
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(12,519,517)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,513,960)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 275

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,557	$109,996
Net realized gains (losses) on investments	(12,506,373)	10,965,173
Change in net unrealized appreciation/depreciation on investments	(13,144)	1,919,926
Change in net assets resulting from operations	(12,513,960)	12,995,095
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(111,007)
Change in net assets resulting from distributions	—	(111,007)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	308,034,570	1,022,129,393
Distributions reinvested	—	39,713
Value of shares redeemed	(314,810,427)	(1,028,231,682)
Change in net assets resulting from capital transactions	(6,775,857)	(6,062,576)
Change in net assets	(19,289,817)	6,821,512
NET ASSETS:
Beginning of period	30,286,864	23,465,352
End of period	$10,997,047	$30,286,864
SHARE TRANSACTIONS:
Issued	20,313,446	75,986,925
Reinvested	—	3,043
Redeemed	(21,357,088)	(76,433,280)
Change in shares	(1,043,642)	(443,312)

See accompanying notes to financial statements.

276  :: ProFund VP UltraBull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$16.21		$10.15	$14.77	$13.48	$13.96	$16.50
Investment Activities:
Net investment income (loss)(a)	—	(b)	0.05	0.05	(0.02)	(0.03)	(0.05)
Net realized and unrealized gains (losses) on investments	(2.88)		6.05	(1.77)	5.18	2.49	(0.27)
Total income (loss) from investment activities	(2.88)		6.10	(1.72)	5.16	2.46	(0.32)
Distributions to Shareholders From:
Net investment income	—		(0.04)	—	—	—	—
Net realized gains on investments	—		—	(2.90)	(3.87)	(2.94)	(2.22)
Total distributions	—		(0.04)	(2.90)	(3.87)	(2.94)	(2.22)
Net Asset Value, End of Period	$13.33		$16.21	$10.15	$14.77	$13.48	$13.96
Total Return(c)	(17.77)%		60.17%	(15.50)%	41.02%	18.60%	(2.88)%
Ratios to Average Net Assets:
Gross expenses(d)	1.76%		1.62%	1.53%	1.60%	1.68%	1.68%
Net expenses(d)	1.76	%(e)	1.62%	1.53%	1.60%	1.68%	1.68%
Net investment income (loss)(d)	0.06%		0.41%	0.37%	(0.12)%	(0.20)%	(0.35)%
Supplemental Data:
Net assets, end of period (000's)	$10,997		$30,287	$23,465	$34,995	$53,752	$28,680
Portfolio turnover rate(c)(f)	1,247%		2,393%	3,297%	2,993%	2,888%	2,578%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 277

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily performance of the S&P MidCap 400® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	13%
Swap Agreements	123%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Teradyne, Inc.	0.6%
Etsy, Inc.	0.5%
FactSet Research Systems, Inc.	0.5%
Fair Isaac Corp.	0.5%
Catalent, Inc.	0.5%

S&P MidCap 400® Index – Composition

% of Index
Information Technology	17%
Industrials	16%
Financials	15%
Consumer Discretionary	14%
Health Care	11%
Real Estate	10%
Materials	6%
Utilities	4%
Consumer Staples	4%
Communication Services	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (63.9%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	228	$10,351
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	300	7,536
ACI Worldwide, Inc.* (Software)	391	10,553
Acuity Brands, Inc. (Electrical Equipment)	134	12,829
Adient PLC* (Auto Components)	294	4,827
Adtalem Global Education, Inc.* (Diversified Consumer Services)	175	5,451
AECOM* (Construction & Engineering)	539	20,255
Affiliated Managers Group, Inc. (Capital Markets)	159	11,855
AGCO Corp. (Machinery)	209	11,591
Alleghany Corp. (Insurance)	48	23,479
Allegheny Technologies, Inc.* (Metals & Mining)	427	4,351
ALLETE, Inc. (Electric Utilities)	174	9,502
Alliance Data Systems Corp. (IT Services)	143	6,452
AMC Networks, Inc.*—Class A (Media)	137	3,204
Amedisys, Inc.* (Health Care Providers & Services)	109	21,641
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	464	16,221
American Eagle Outfitters, Inc. (Specialty Retail)	524	5,712
American Financial Group, Inc. (Insurance)	251	15,928
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	947	4,830
AptarGroup, Inc. (Containers & Packaging)	216	24,188
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	265	18,203
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	343	14,814
ASGN, Inc.* (Professional Services)	177	11,802
Ashland Global Holdings, Inc. (Chemicals)	204	14,096
Associated Banc-Corp. (Banks)	518	7,086
AutoNation, Inc.* (Specialty Retail)	194	7,291
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	161	4,732
Avis Budget Group, Inc.* (Road & Rail)	180	4,120
Avnet, Inc. (Electronic Equipment, Instruments & Components)	333	9,286
Axon Enterprise, Inc.* (Aerospace & Defense)	211	20,706
BancorpSouth Bank (Banks)	327	7,436
Bank of Hawaii Corp. (Banks)	135	8,290
Bank OZK (Banks)	407	9,552
Belden, Inc. (Electronic Equipment, Instruments & Components)	129	4,199
Bio-Techne Corp. (Life Sciences Tools & Services)	129	34,065
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	416	15,504
Black Hills Corp. (Multi-Utilities)	211	11,955
Blackbaud, Inc. (Software)	167	9,532
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	270	5,643
Brighthouse Financial, Inc.* (Insurance)	316	8,791
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	999	12,807
Brown & Brown, Inc. (Insurance)	792	32,281
Brunswick Corp. (Leisure Products)	267	17,091
Cable One, Inc. (Media)	18	31,947
Cabot Corp. (Chemicals)	190	7,040
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	98	13,675
CACI International, Inc.*—Class A (IT Services)	85	18,435
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,890	22,925
Camden Property Trust (Equity Real Estate Investment Trusts)	328	29,919

See accompanying notes to financial statements.

278  :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Cantel Medical Corp. (Health Care Equipment & Supplies)	125	$5,529
Carlisle Cos., Inc. (Industrial Conglomerates)	185	22,139
Carpenter Technology Corp. (Metals & Mining)	161	3,909
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	147	11,863
Casey's General Stores, Inc. (Food & Staples Retailing)	124	18,541
Catalent, Inc.* (Pharmaceuticals)	547	40,095
Cathay General Bancorp (Banks)	255	6,707
CDK Global, Inc. (Software)	409	16,941
Ceridian HCM Holding, Inc.* (Software)	342	27,110
Championx Corp.* (Energy Equipment & Services)	626	6,110
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	167	29,116
Chemed Corp. (Health Care Providers & Services)	53	23,907
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	106	8,363
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	118	15,712
Ciena Corp.* (Communications Equipment)	518	28,054
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	344	9,457
Cinemark Holdings, Inc. (Entertainment)	360	4,158
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	197	12,171
CIT Group, Inc. (Banks)	331	6,862
Clean Harbors, Inc.* (Commercial Services & Supplies)	172	10,317
CNO Financial Group, Inc. (Insurance)	484	7,536
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	630	5,450
Cognex Corp. (Electronic Equipment, Instruments & Components)	578	34,518
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	82	10,740
Colfax Corp.* (Machinery)	283	7,896
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	96	7,736
Commerce Bancshares, Inc. (Banks)	338	20,102
Commercial Metals Co. (Metals & Mining)	401	8,180
CommVault Systems, Inc.* (Software)	143	5,534
Compass Minerals International, Inc. (Metals & Mining)	114	5,558
Corecivic, Inc. (Equity Real Estate Investment Trusts)	403	3,772
CoreLogic, Inc. (IT Services)	268	18,015
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	136	16,464
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	378	9,579
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	500	14,915
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	80	8,873
Crane Co. (Machinery)	166	9,870
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	364	21,545
Cullen/Frost Bankers, Inc. (Banks)	192	14,344
Curtiss-Wright Corp. (Aerospace & Defense)	140	12,499
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	388	28,227
Dana, Inc. (Auto Components)	487	5,937
Darling Ingredients, Inc.* (Food Products)	553	13,615
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	94	18,461
Delphi Technologies PLC* (Auto Components)	291	4,135
Deluxe Corp. (Commercial Services & Supplies)	141	3,319
Dick's Sporting Goods, Inc. (Specialty Retail)	219	9,036
Domtar Corp. (Paper & Forest Products)	186	3,926
Donaldson Co., Inc. (Machinery)	425	19,771
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	555	17,016
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	277	18,068
Dycom Industries, Inc.* (Construction & Engineering)	107	4,375
Eagle Materials, Inc. (Construction Materials)	140	9,831
East West Bancorp, Inc. (Banks)	477	17,286
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	132	15,657
Eaton Vance Corp. (Capital Markets)	384	14,822
Edgewell Personal Care Co.* (Personal Products)	183	5,702
Eldorado Resorts, Inc.*(a) (Hotels, Restaurants & Leisure)	281	11,257
EMCOR Group, Inc. (Construction & Engineering)	185	12,236
Encompass Health Corp. (Health Care Providers & Services)	335	20,747
Energizer Holdings, Inc. (Household Products)	214	10,163
EnerSys (Electrical Equipment)	143	9,206
Enphase Energy, Inc.* (Electrical Equipment)	274	13,034
EPR Properties (Equity Real Estate Investment Trusts)	261	8,647
EQT Corp. (Oil, Gas & Consumable Fuels)	861	10,245
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,369	11,375
Essent Group, Ltd. (Thrifts & Mortgage Finance)	373	13,529
Essential Utilities, Inc. (Water Utilities)	751	31,722
Etsy, Inc.* (Internet & Direct Marketing Retail)	400	42,492
Evercore Partners, Inc.—Class A (Capital Markets)	137	8,072
Exelixis, Inc.* (Biotechnology)	1,033	24,523
F.N.B. Corp. (Banks)	1,088	8,160
FactSet Research Systems, Inc. (Capital Markets)	128	42,044
Fair Isaac Corp.* (Software)	98	40,969
Federated Hermes, Inc.—Class B (Capital Markets)	323	7,655
First American Financial Corp. (Insurance)	375	18,008
First Financial Bankshares, Inc. (Banks)	479	13,838
First Horizon National Corp. (Banks)	1,051	10,468
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	429	16,491
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	257	12,722
FirstCash, Inc. (Consumer Finance)	140	9,447
Five Below, Inc.* (Specialty Retail)	188	20,099
Flowers Foods, Inc. (Food Products)	649	14,512
Fluor Corp. (Construction & Engineering)	472	5,702

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 279

Common Stocks, continued

	Shares	Value
Foot Locker, Inc. (Specialty Retail)	351	$10,235
FTI Consulting, Inc.* (Professional Services)	125	14,319
Fulton Financial Corp. (Banks)	545	5,739
GATX Corp. (Trading Companies & Distributors)	118	7,196
Generac Holdings, Inc.* (Electrical Equipment)	211	25,728
Gentex Corp. (Auto Components)	825	21,260
Genworth Financial, Inc.*—Class A (Insurance)	1,696	3,918
Glacier BanCorp, Inc. (Banks)	299	10,552
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	255	12,166
Graco, Inc. (Machinery)	561	26,922
Graham Holdings Co.—Class B (Diversified Consumer Services)	14	4,797
Grand Canyon Education, Inc.* (Diversified Consumer Services)	159	14,394
Greif, Inc.—Class A (Containers & Packaging)	89	3,062
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	214	8,731
GrubHub, Inc.* (Internet & Direct Marketing Retail)	310	21,793
Haemonetics Corp.* (Health Care Equipment & Supplies)	170	15,225
Hancock Whitney Corp. (Banks)	291	6,169
Harley-Davidson, Inc. (Automobiles)	516	12,265
Hawaiian Electric Industries, Inc. (Electric Utilities)	368	13,270
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	455	13,327
Healthcare Services Group, Inc. (Commercial Services & Supplies)	251	6,139
HealthEquity, Inc.* (Health Care Providers & Services)	241	14,139
Helen of Troy, Ltd.* (Household Durables)	85	16,027
Herman Miller, Inc. (Commercial Services & Supplies)	198	4,675
Hexcel Corp. (Aerospace & Defense)	281	12,707
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	350	13,066
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	224	24,591
HNI Corp. (Commercial Services & Supplies)	144	4,402
Home BancShares, Inc. (Banks)	517	7,951
Hubbell, Inc. (Electrical Equipment)	183	22,941
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	516	12,983
ICU Medical, Inc.* (Health Care Equipment & Supplies)	65	11,980
IDACORP, Inc. (Electric Utilities)	170	14,853
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	295	13,930
Ingevity Corp.* (Chemicals)	139	7,307
Ingredion, Inc. (Food Products)	226	18,758
Insperity, Inc. (Professional Services)	123	7,962
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	237	11,137
Interactive Brokers Group, Inc.—Class A (Capital Markets)	259	10,818
InterDigital, Inc. (Communications Equipment)	104	5,890
International Bancshares Corp. (Banks)	188	6,020
ITT, Inc. (Machinery)	291	17,093
j2 Global, Inc.* (Software)	153	9,671
Jabil, Inc. (Electronic Equipment, Instruments & Components)	462	14,821
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	76	5,631
Janus Henderson Group PLC (Capital Markets)	517	10,940
JBG Smith Properties (Equity Real Estate Investment Trusts)	396	11,710
Jefferies Financial Group, Inc. (Diversified Financial Services)	761	11,834
JetBlue Airways Corp.* (Airlines)	909	9,908
John Wiley & Sons, Inc.—Class A (Media)	147	5,733
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	174	18,002
KAR Auction Services, Inc. (Commercial Services & Supplies)	435	5,986
KB Home (Household Durables)	293	8,989
KBR, Inc. (IT Services)	479	10,801
Kemper Corp. (Insurance)	207	15,012
Kennametal, Inc. (Machinery)	279	8,010
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	357	20,956
Kirby Corp.* (Marine)	202	10,819
Knight-Swift Transportation Holdings, Inc.(Road & Rail)	412	17,185
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	291	19,427
Lancaster Colony Corp. (Food Products)	67	10,384
Landstar System, Inc. (Road & Rail)	129	14,488
Lear Corp. (Auto Components)	184	20,060
Legg Mason, Inc. (Capital Markets)	282	14,030
LendingTree, Inc.* (Thrifts & Mortgage Finance)	26	7,528
Lennox International, Inc. (Building Products)	117	27,259
LHC Group, Inc.* (Health Care Providers & Services)	100	17,432
Life Storage, Inc. (Equity Real Estate Investment Trusts)	158	15,002
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	54	6,040
Lincoln Electric Holdings, Inc. (Machinery)	200	16,848
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	82	13,992
LivaNova PLC* (Health Care Equipment & Supplies)	164	7,893
LiveRamp Holdings, Inc.* (IT Services)	220	9,343
LogMeIn, Inc. (Software)	164	13,902
Louisiana-Pacific Corp. (Paper & Forest Products)	378	9,696
Lumentum Holdings, Inc.* (Communications Equipment)	252	20,520
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	305	4,663
Manhattan Associates, Inc.* (Software)	214	20,159
ManpowerGroup, Inc. (Professional Services)	196	13,475
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	123	10,112
Masimo Corp.* (Health Care Equipment & Supplies)	168	38,303
MasTec, Inc.* (Construction & Engineering)	196	8,795
Mattel, Inc.* (Leisure Products)	1,169	11,304
MAXIMUS, Inc. (IT Services)	207	14,583
MDU Resources Group, Inc. (Multi-Utilities)	676	14,994

See accompanying notes to financial statements.

280  :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,780	$33,463
MEDNAX, Inc.* (Health Care Providers & Services)	288	4,925
Mercury General Corp. (Insurance)	91	3,708
Mercury Systems, Inc.* (Aerospace & Defense)	187	14,709
Minerals Technologies, Inc. (Chemicals)	115	5,397
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	185	20,949
Molina Healthcare, Inc.* (Health Care Providers & Services)	199	35,417
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	140	33,179
MSA Safety, Inc. (Commercial Services & Supplies)	120	13,733
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	153	11,140
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	492	6,790
Murphy USA, Inc.* (Specialty Retail)	92	10,358
National Fuel Gas Co. (Gas Utilities)	304	12,747
National Instruments Corp. (Electronic Equipment, Instruments & Components)	396	15,329
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	579	20,543
Navient Corp. (Consumer Finance)	575	4,042
NCR Corp.* (Technology Hardware, Storage & Peripherals)	431	7,465
Nektar Therapeutics* (Pharmaceuticals)	600	13,896
NetScout Systems, Inc.* (Communications Equipment)	214	5,470
New Jersey Resources Corp. (Gas Utilities)	323	10,546
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,563	15,942
NewMarket Corp. (Chemicals)	24	9,612
Nordson Corp. (Machinery)	173	32,820
Nordstrom, Inc. (Multiline Retail)	365	5,654
NorthWestern Corp. (Multi-Utilities)	170	9,268
Nu Skin Enterprises, Inc.—Class A (Personal Products)	175	6,691
NuVasive, Inc.* (Health Care Equipment & Supplies)	173	9,629
nVent Electric PLC (Electrical Equipment)	526	9,852
OGE Energy Corp. (Electric Utilities)	674	20,463
O-I Glass, Inc. (Containers & Packaging)	527	4,732
Old Republic International Corp. (Insurance)	963	15,707
Olin Corp. (Chemicals)	532	6,113
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	190	18,553
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	764	22,714
ONE Gas, Inc. (Gas Utilities)	178	13,715
Oshkosh Corp. (Machinery)	229	16,401
Owens Corning (Building Products)	363	20,241
PacWest Bancorp (Banks)	392	7,726
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	75	5,956
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	794	7,853
Patterson Cos., Inc. (Health Care Providers & Services)	290	6,380
Paylocity Holding Corp.* (Software)	121	17,653
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	344	3,523
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	440	6,010
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	435	13,285
Penumbra, Inc.* (Health Care Equipment & Supplies)	111	19,849
Perspecta, Inc. (IT Services)	460	10,686
Physicians Realty Trust (Equity Real Estate Investment Trusts)	682	11,949
Pilgrim's Pride Corp.* (Food Products)	175	2,956
Pinnacle Financial Partners, Inc. (Banks)	240	10,078
PNM Resources, Inc. (Electric Utilities)	268	10,302
Polaris, Inc. (Leisure Products)	194	17,955
PolyOne Corp. (Chemicals)	308	8,079
Pool Corp. (Distributors)	135	36,702
Post Holdings, Inc.* (Food Products)	216	18,925
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	226	8,595
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	214	20,820
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	169	6,348
Primerica, Inc. (Insurance)	137	15,974
Prosperity Bancshares, Inc. (Banks)	312	18,527
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	68	9,003
PTC, Inc.* (Software)	351	27,304
Qualys, Inc.* (Software)	113	11,754
Quidel Corp.* (Health Care Equipment & Supplies)	129	28,862
Rayonier, Inc. (Equity Real Estate Investment Trusts)	466	11,552
Regal Beloit Corp. (Electrical Equipment)	137	11,963
Reinsurance Group of America, Inc. (Insurance)	228	17,884
Reliance Steel & Aluminum Co. (Metals & Mining)	214	20,315
RenaissanceRe Holdings, Ltd. (Insurance)	169	28,904
Repligen Corp.* (Biotechnology)	159	19,654
RH* (Specialty Retail)	56	13,938
RLI Corp. (Insurance)	135	11,084
Royal Gold, Inc. (Metals & Mining)	221	27,475
RPM International, Inc. (Chemicals)	436	32,725
Ryder System, Inc. (Road & Rail)	181	6,789
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	692	9,986
Sabre Corp. (IT Services)	928	7,480
Sally Beauty Holdings, Inc.* (Specialty Retail)	380	4,761
Sanderson Farms, Inc. (Food Products)	67	7,765
Science Applications International Corp. (IT Services)	166	12,895
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	185	2,860
SEI Investments Co. (Capital Markets)	419	23,037
Selective Insurance Group, Inc. (Insurance)	201	10,601

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 281

Common Stocks, continued

	Shares	Value
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	219	$11,436
Sensient Technologies Corp. (Chemicals)	143	7,459
Service Corp. International (Diversified Consumer Services)	600	23,334
Service Properties Trust (Equity Real Estate Investment Trusts)	554	3,928
Signature Bank (Banks)	180	19,246
Silgan Holdings, Inc. (Containers & Packaging)	261	8,454
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	147	14,740
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	265	5,091
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	459	14,403
SLM Corp. (Consumer Finance)	1,264	8,886
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	167	23,176
Sonoco Products Co. (Containers & Packaging)	338	17,674
Southwest Gas Holdings, Inc. (Gas Utilities)	186	12,843
Spire, Inc. (Gas Utilities)	173	11,368
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	347	12,096
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	397	10,159
Steel Dynamics, Inc. (Metals & Mining)	709	18,498
Stericycle, Inc.* (Commercial Services & Supplies)	308	17,241
Sterling Bancorp (Banks)	655	7,677
Stifel Financial Corp. (Capital Markets)	231	10,956
STORE Capital Corp. (Equity Real Estate Investment Trusts)	750	17,858
Strategic Education, Inc. (Diversified Consumer Services)	75	11,524
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	115	6,914
Syneos Health, Inc.* (Life Sciences Tools & Services)	211	12,291
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	139	16,648
Synovus Financial Corp. (Banks)	496	10,183
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	208	7,854
Taylor Morrison Home Corp.* (Household Durables)	437	8,430
TCF Financial Corp. (Banks)	512	15,063
TEGNA, Inc. (Media)	736	8,199
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	329	6,541
Tempur Sealy International, Inc.* (Household Durables)	146	10,505
Tenet Healthcare Corp.* (Health Care Providers & Services)	353	6,393
Teradata Corp.* (IT Services)	366	7,613
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	558	47,156
Terex Corp. (Machinery)	215	4,036
Tetra Tech, Inc. (Commercial Services & Supplies)	182	14,400
Texas Capital Bancshares, Inc.* (Banks)	170	5,248
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	219	11,513
The Boston Beer Co., Inc.*(a)—Class A (Beverages)	33	17,709
The Brink's Co. (Commercial Services & Supplies)	170	7,737
The Chemours Co. (Chemicals)	553	8,489
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	409	4,838
The Goodyear Tire & Rubber Co. (Auto Components)	784	7,013
The Hain Celestial Group, Inc.* (Food Products)	264	8,319
The Hanover Insurance Group, Inc. (Insurance)	128	12,970
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	392	3,516
The Middleby Corp.* (Machinery)	187	14,762
The New York Times Co.—Class A (Media)	486	20,427
The Scotts Miracle-Gro Co.—Class A (Chemicals)	133	17,884
The Timken Co. (Machinery)	228	10,372
The Toro Co. (Machinery)	361	23,949
The Wendy's Co. (Hotels, Restaurants & Leisure)	600	13,068
Thor Industries, Inc. (Automobiles)	186	19,815
Toll Brothers, Inc. (Household Durables)	389	12,678
Tootsie Roll Industries, Inc.(a) (Food Products)	58	1,988
TopBuild Corp.* (Household Durables)	112	12,742
Transocean, Ltd.*(a) (Energy Equipment & Services)	1,946	3,561
TreeHouse Foods, Inc.* (Food Products)	190	8,322
Trex Co., Inc.* (Building Products)	195	25,364
TRI Pointe Group, Inc.* (Household Durables)	439	6,449
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	841	36,322
Trinity Industries, Inc. (Machinery)	318	6,770
TripAdvisor, Inc. (Interactive Media & Services)	339	6,444
Trustmark Corp. (Banks)	214	5,247
UGI Corp. (Gas Utilities)	702	22,324
UMB Financial Corp. (Banks)	143	7,372
Umpqua Holdings Corp. (Banks)	742	7,895
United Bankshares, Inc. (Banks)	428	11,838
United States Steel Corp.(a) (Metals & Mining)	741	5,350
United Therapeutics Corp.* (Biotechnology)	148	17,908
Univar Solutions, Inc.* (Trading Companies & Distributors)	467	7,874
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	143	21,396
Urban Edge Properties (Equity Real Estate Investment Trusts)	373	4,428
Urban Outfitters, Inc.* (Specialty Retail)	237	3,607
Valley National Bancorp (Banks)	1,320	10,322
Valmont Industries, Inc. (Construction & Engineering)	72	8,181
Valvoline, Inc. (Chemicals)	623	12,043
ViaSat, Inc.* (Communications Equipment)	197	7,559
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	447	6,826
Visteon Corp.* (Auto Components)	94	6,439

See accompanying notes to financial statements.

282  :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Washington Federal, Inc. (Thrifts & Mortgage Finance)	255	$6,844
Watsco, Inc. (Trading Companies & Distributors)	110	19,546
Webster Financial Corp. (Banks)	304	8,697
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	406	7,686
Werner Enterprises, Inc. (Road & Rail)	193	8,401
WEX, Inc.* (IT Services)	147	24,257
Williams-Sonoma, Inc. (Specialty Retail)	262	21,487
Wintrust Financial Corp. (Banks)	194	8,462
Woodward, Inc. (Machinery)	191	14,812
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	213	5,487
World Wrestling Entertainment, Inc.—Class A (Entertainment)	156	6,778
Worthington Industries, Inc. (Metals & Mining)	124	4,625
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,376	8,779
WW International, Inc.* (Diversified Consumer Services)	157	3,985
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	287	8,088
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	314	13,383
XPO Logistics, Inc.* (Air Freight & Logistics)	307	23,716
Yelp, Inc.* (Interactive Media & Services)	220	5,089
TOTAL COMMON STOCKS (Cost $3,459,890)		5,275,298

Repurchase Agreements(b)(c) (33.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $2,804,002	$2,804,000	$2,804,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,804,000)		2,804,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(d)	5,623	$5,623
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(d)	62	62
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(d)	30,847	30,847
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $36,532)		36,532
TOTAL INVESTMENT SECURITIES (Cost $6,300,422)—98.2%		8,115,830
Net other assets (liabilities)—1.8%		152,627
NET ASSETS—100.0%		$8,268,457

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $35,362.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $1,901,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	6	9/21/20	$1,066,800	$(42,730)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 283

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/20	1.42%	$4,020,050	$52,475
SPDR S&P MidCap 400 ETF	Goldman Sachs International	7/27/20	1.17%	1,187,963	14,594
				$5,208,013	$67,069

S&P MidCap 400	UBS AG	7/27/20	1.32%	$2,918,472	$36,102
SPDR S&P MidCap 400 ETF	UBS AG	7/27/20	1.27%	2,070,214	25,426
				$4,988,686	$61,528
				$10,196,699	$128,597

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$60,621	0.7%
Air Freight & Logistics	23,716	0.3%
Airlines	9,908	0.1%
Auto Components	69,671	0.8%
Automobiles	32,080	0.4%
Banks	320,143	3.9%
Beverages	17,709	0.2%
Biotechnology	82,939	1.0%
Building Products	72,864	0.9%
Capital Markets	154,229	1.9%
Chemicals	136,244	1.6%
Commercial Services & Supplies	87,949	1.1%
Communications Equipment	67,493	0.8%
Construction & Engineering	59,544	0.7%
Construction Materials	9,831	0.1%
Consumer Finance	22,375	0.3%
Containers & Packaging	58,110	0.7%
Distributors	36,702	0.4%
Diversified Consumer Services	63,485	0.8%
Diversified Financial Services	11,834	0.1%
Electric Utilities	68,390	0.8%
Electrical Equipment	105,553	1.3%
Electronic Equipment, Instruments & Components	194,814	2.4%
Energy Equipment & Services	9,671	0.1%
Entertainment	10,936	0.1%
Equity Real Estate Investment Trusts	504,721	6.1%
Food & Staples Retailing	52,935	0.6%
Food Products	105,544	1.4%
Gas Utilities	83,543	1.1%
Health Care Equipment & Supplies	189,896	2.3%
Health Care Providers & Services	158,517	1.9%
Hotels, Restaurants & Leisure	179,828	2.2%
Household Durables	75,820	0.9%
Household Products	10,163	0.1%
Industrial Conglomerates	22,139	0.3%
Insurance	241,785	2.9%
Interactive Media & Services	11,533	0.1%
Internet & Direct Marketing Retail	64,285	0.8%
IT Services	140,560	1.7%
Leisure Products	46,350	0.6%
Life Sciences Tools & Services	96,292	1.2%
Machinery	241,923	2.9%
Marine	10,819	0.1%
Media	69,510	0.9%
Metals & Mining	98,261	1.2%
Multiline Retail	24,207	0.3%
Multi-Utilities	36,217	0.4%
Oil, Gas & Consumable Fuels	65,936	0.8%
Paper & Forest Products	13,622	0.2%
Personal Products	12,393	0.1%
Pharmaceuticals	60,339	0.7%
Professional Services	47,558	0.6%
Real Estate Management & Development	18,002	0.2%
Road & Rail	50,983	0.6%
Semiconductors & Semiconductor Equipment	239,059	2.9%
Software	211,082	2.6%
Specialty Retail	116,875	1.4%
Technology Hardware, Storage & Peripherals	7,465	0.1%
Textiles, Apparel & Luxury Goods	52,463	0.6%
Thrifts & Mortgage Finance	43,843	0.5%
Trading Companies & Distributors	45,756	0.6%
Water Utilities	31,722	0.4%
Wireless Telecommunication Services	6,541	0.1%
Other**	2,993,159	36.1%
Total	$8,268,457	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

284  :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$6,300,422
Securities, at value(a)	5,311,830
Repurchase agreements, at value	2,804,000
Total Investment Securities, at value	8,115,830
Cash	18,025
Segregated cash balances for futures contracts with brokers	99,000
Dividends and interest receivable	5,491
Unrealized appreciation on swap agreements	128,597
Receivable for capital shares issued	3,469
Variation margin on futures contracts	13,260
Prepaid expenses	525
TOTAL ASSETS	8,384,197
LIABILITIES:
Payable for capital shares redeemed	54,440
Payable for collateral for securities loaned	36,532
Advisory fees payable	4,685
Management services fees payable	625
Administration fees payable	704
Administrative services fees payable	2,792
Distribution fees payable	1,861
Transfer agency fees payable	574
Fund accounting fees payable	494
Compliance services fees payable	67
Other accrued expenses	12,966
TOTAL LIABILITIES	115,740
NET ASSETS	$8,268,457
NET ASSETS CONSIST OF:
Capital	$7,823,386
Total distributable earnings (loss)	445,071
NET ASSETS	$8,268,457
Shares of Beneficial Interest Outstanding(unlimited number of shares authorized, no par value)	210,340
Net Asset Value (offering and redemption price per share)	$39.31
(a) Includes securities on loan valued at:	$35,362

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$64,511
Interest	14,582
Foreign tax withholding	(9)
Income from securities lending	212
TOTAL INVESTMENT INCOME	79,296
EXPENSES:
Advisory fees	39,803
Management services fees	5,307
Administration fees	5,265
Transfer agency fees	4,088
Administrative services fees	14,346
Distribution fees	13,267
Custody fees	799
Fund accounting fees	3,560
Trustee fees	169
Compliance services fees	67
Other fees	8,442
Total Gross Expenses before reductions	95,113
Expenses reduced and reimbursed by the Advisor	(5,954)
TOTAL NET EXPENSES	89,159
NET INVESTMENT INCOME (LOSS)	(9,863)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	725,743
Net realized gains (losses) on futures contracts	40,773
Net realized gains (losses) on swap agreements	(4,410,660)
Change in net unrealized appreciation/depreciation on investment securities	(2,804,524)
Change in net unrealized appreciation/depreciation on futures contracts	(49,790)
Change in net unrealized appreciation/depreciation on swap agreements	124,608
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,373,850)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,383,713)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 285

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,863)	$20,991
Net realized gains (losses) on investments	(3,644,144)	6,289,635
Change in net unrealized appreciation/depreciation on investments	(2,729,706)	1,197,705
Change in net assets resulting from operations	(6,383,713)	7,508,331
CAPITAL TRANSACTIONS:
Proceeds from shares issued	64,664,778	292,907,167
Value of shares redeemed	(64,888,055)	(300,215,784)
Change in net assets resulting from capital transactions	(223,277)	(7,308,617)
Change in net assets	(6,606,990)	199,714
NET ASSETS:
Beginning of period	14,875,447	14,675,733
End of period	$8,268,457	$14,875,447
SHARE TRANSACTIONS:
Issued	1,153,604	5,451,741
Redeemed	(1,185,111)	(5,562,515)
Change in shares	(31,507)	(110,774)

See accompanying notes to financial statements.

286  :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$61.51	$41.62	$79.70	$68.60	$49.75	$61.87

Investment Activities:
Net investment income (loss)(a)	(0.04)	0.06	(0.06)	(0.32)	(0.28)	(0.44)
Net realized and unrealized gains (losses) on investments	(22.16)	19.83	(13.41)	19.39	19.13	(4.14)
Total income (loss) from investment activities	(22.20)	19.89	(13.47)	19.07	18.85	(4.58)

Distributions to Shareholders From:
Net realized gains on investments	—	—	(24.61)	(7.97)	—	(7.54)
Net Asset Value, End of Period	$39.31	$61.51	$41.62	$79.70	$68.60	$49.75

Total Return(b)	(36.09)%	47.79%	(26.77)%	28.86%	37.91%	(9.15)%

Ratios to Average Net Assets:
Gross expenses(c)	1.79%	1.71%	1.68%	1.68%	1.68%	1.68%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.19)%	0.11%	(0.10)%	(0.43)%	(0.50)%	(0.75)%

Supplemental Data:
Net assets, end of period (000's)	$8,268	$14,875	$14,676	$25,815	$37,569	$27,041
Portfolio turnover rate(b)(d)	453%	603%	617%	594%	547%	463%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 287

Investment Objective: The ProFund VP UltraNasdaq-100 seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily performance of the Nasdaq-100® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	6%
Swap Agreements	134%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.2%
Microsoft Corp.	7.0%
Amazon.com, Inc.	6.3%
Alphabet, Inc.	4.4%
Facebook, Inc.	2.5%

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	20%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (59.7%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	5,166	$392,099
Adobe, Inc.* (Software)	3,230	1,406,051
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,852	413,094
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,481	166,227
Align Technology, Inc.* (Health Care Equipment & Supplies)	528	144,904
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,809	2,565,252
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,767	2,497,849
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,622	7,233,627
Amgen, Inc. (Biotechnology)	3,944	930,233
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,470	302,921
ANSYS, Inc.* (Software)	574	167,453
Apple, Inc. (Technology Hardware, Storage & Peripherals)	22,781	8,310,509
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,145	371,465
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	515	189,535
Autodesk, Inc.* (Software)	1,470	351,609
Automatic Data Processing, Inc. (IT Services)	2,881	428,952
Baidu, Inc.*ADR (Interactive Media & Services)	1,844	221,077
Biogen, Inc.* (Biotechnology)	1,094	292,700
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,212	149,488
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	274	436,301
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,680	845,835
Cadence Design Systems, Inc.* (Software)	1,872	179,637
CDW Corp. (Electronic Equipment, Instruments & Components)	954	110,836
Cerner Corp. (Health Care Technology)	2,041	139,911
Charter Communications, Inc.*—Class A (Media)	1,384	705,895
Check Point Software Technologies, Ltd.* (Software)	959	103,025
Cintas Corp. (Commercial Services & Supplies)	698	185,919
Cisco Systems, Inc. (Communications Equipment)	28,308	1,320,285
Citrix Systems, Inc. (Software)	828	122,469
Cognizant Technology Solutions Corp.—Class A (IT Services)	3,624	205,916
Comcast Corp.—Class A (Media)	30,537	1,190,332
Copart, Inc.* (Commercial Services & Supplies)	1,574	131,067
CoStar Group, Inc.* (Professional Services)	262	186,195
Costco Wholesale Corp. (Food & Staples Retailing)	2,961	897,804
CSX Corp. (Road & Rail)	5,132	357,906
DexCom, Inc.* (Health Care Equipment & Supplies)	619	250,943
DocuSign, Inc.* (Software)	1,228	211,474
Dollar Tree, Inc.* (Multiline Retail)	1,591	147,454
eBay, Inc. (Internet & Direct Marketing Retail)	4,711	247,092
Electronic Arts, Inc.* (Entertainment)	1,936	255,649
Exelon Corp. (Electric Utilities)	6,533	237,082
Expedia Group, Inc. (Internet & Direct Marketing Retail)	908	74,638

See accompanying notes to financial statements.

288  :: ProFund VP UltraNasdaq-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
Facebook, Inc.*—Class A (Interactive Media & Services)	12,638	$2,869,711
Fastenal Co. (Trading Companies & Distributors)	3,840	164,506
Fiserv, Inc.* (IT Services)	4,489	438,216
Fox Corp.—Class A (Media)	2,297	61,606
Fox Corp.—Class B (Media)	1,750	46,970
Gilead Sciences, Inc. (Biotechnology)	8,410	647,065
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	569	187,861
Illumina, Inc.* (Life Sciences Tools & Services)	986	365,165
Incyte Corp.* (Biotechnology)	1,457	151,484
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,387	1,698,393
Intuit, Inc. (Software)	1,748	517,740
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	782	445,607
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,224	374,560
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,040	202,259
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	973	314,727
Liberty Global PLC*—Class A (Media)	1,222	26,713
Liberty Global PLC*—Class C (Media)	2,759	59,346
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	833	259,904
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,174	186,377
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,788	108,371
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	333	328,261
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,645	173,235
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,457	384,185
Microsoft Corp. (Software)	39,858	8,111,502
Mondelez International, Inc.—Class A (Food Products)	9,570	489,314
Monster Beverage Corp.* (Beverages)	3,530	244,700
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,483	65,801
NetEase, Inc.ADR (Entertainment)	497	213,402
Netflix, Inc.* (Entertainment)	2,949	1,341,914
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,123	1,566,369
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,871	213,369
O'Reilly Automotive, Inc.* (Specialty Retail)	498	209,991
PACCAR, Inc. (Machinery)	2,318	173,502
Paychex, Inc. (IT Services)	2,405	182,179
PayPal Holdings, Inc.* (IT Services)	7,872	1,371,539
PepsiCo, Inc. (Beverages)	9,302	1,230,283
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,542	687,906
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	676	421,587
Ross Stores, Inc. (Specialty Retail)	2,383	203,127
Seattle Genetics, Inc.* (Biotechnology)	1,161	197,277
Sirius XM Holdings, Inc. (Media)	29,360	172,343
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,119	143,075
Splunk, Inc.* (Software)	1,065	211,616
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,833	576,430
Synopsys, Inc.* (Software)	1,011	197,145
Take-Two Interactive Software, Inc.* (Entertainment)	764	106,631
Tesla, Inc.* (Automobiles)	1,243	1,342,204
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,153	781,246
The Kraft Heinz Co. (Food Products)	8,192	261,243
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	8,285	862,883
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,506	90,876
Ulta Beauty, Inc.* (Specialty Retail)	378	76,893
VeriSign, Inc.* (IT Services)	775	160,293
Verisk Analytics, Inc.—Class A (Professional Services)	1,088	185,178
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,738	504,559
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,881	249,296
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,009	88,697
Workday, Inc.*—Class A (Software)	1,167	218,649
Xcel Energy, Inc. (Electric Utilities)	3,521	220,063
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,630	160,376
Zoom Video Communications, Inc.*(a)—Class A (Software)	1,123	284,725
TOTAL COMMON STOCKS (Cost $21,913,099)		68,909,155

Repurchase Agreements(b)(c) (37.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $43,631,033	$43,631,000	$43,631,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,631,000)		43,631,000

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 289

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(d)	39,254	$39,254
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(d)	430	430
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(d)	215,335	215,335
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $255,019)		255,019
TOTAL INVESTMENT SECURITIES (Cost $65,799,118)—97.7%		112,795,174
Net other assets (liabilities)—2.3%		2,631,120
NET ASSETS—100.0%		$115,426,294

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $254,808.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $22,093,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	36	9/21/20	$7,296,120	$133,030

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	7/27/20	1.32%	$27,083,890	$520,386
Nasdaq-100 Index	Goldman Sachs International	7/27/20	1.52%	50,015,903	924,423
				$77,099,793	$1,444,809

Invesco QQQ Trust, Series 1 ETF	UBS AG	7/27/20	1.37%	$24,975,880	$479,849
Nasdaq-100 Index	UBS AG	7/27/20	1.77%	52,878,210	1,022,878
				$77,854,090	$1,502,727
				$154,953,883	$2,947,536

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

290  :: ProFund VP UltraNasdaq-100 :: Financial Statements

ProFund VP UltraNasdaq-100 invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Automobiles	$1,342,204	1.2%
Beverages	1,474,983	1.2%
Biotechnology	3,460,620	3.0%
Commercial Services & Supplies	316,986	0.3%
Communications Equipment	1,320,285	1.1%
Electric Utilities	457,145	0.4%
Electronic Equipment, Instruments & Components	110,836	0.1%
Entertainment	2,309,695	2.0%
Food & Staples Retailing	1,147,100	1.0%
Food Products	750,557	0.7%
Health Care Equipment & Supplies	1,029,315	0.9%
Health Care Technology	139,911	0.1%
Hotels, Restaurants & Leisure	762,807	0.7%
Interactive Media & Services	8,153,889	7.1%
Internet & Direct Marketing Retail	8,785,355	7.6%
IT Services	2,787,095	2.4%
Life Sciences Tools & Services	365,165	0.3%
Machinery	173,502	0.2%
Media	2,263,205	2.0%
Multiline Retail	147,454	0.1%
Professional Services	371,373	0.3%
Road & Rail	357,906	0.3%
Semiconductors & Semiconductor Equipment	8,556,361	7.4%
Software	12,083,095	10.6%
Specialty Retail	490,011	0.4%
Technology Hardware, Storage & Peripherals	8,465,007	7.3%
Textiles, Apparel & Luxury Goods	259,904	0.2%
Trading Companies & Distributors	164,506	0.1%
Wireless Telecommunication Services	862,883	0.7%
Other**	46,517,139	40.3%
Total	$115,426,294	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 291

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$65,799,118
Securities, at value(a)	69,164,174
Repurchase agreements, at value	43,631,000
Total Investment Securities, at value	112,795,174
Cash	650
Segregated cash balances for futures contracts with brokers	594,000
Segregated cash balances for swap agreements with custodian	905
Dividends and interest receivable	16,149
Unrealized appreciation on swap agreements	2,947,536
Receivable for capital shares issued	309,543
Variation margin on futures contracts	115,020
Prepaid expenses	1,819
TOTAL ASSETS	116,780,796
LIABILITIES:
Payable for capital shares redeemed	837,610
Payable for collateral for securities loaned	255,019
Advisory fees payable	68,683
Management services fees payable	9,158
Administration fees payable	9,309
Administrative services fees payable	48,070
Distribution fees payable	46,891
Trustee fees payable	41
Transfer agency fees payable	7,591
Fund accounting fees payable	5,144
Compliance services fees payable	809
Other accrued expenses	66,177
TOTAL LIABILITIES	1,354,502
NET ASSETS	$115,426,294
NET ASSETS CONSIST OF:
Capital	$29,013,658
Total distributable earnings (loss)	86,412,636
NET ASSETS	$115,426,294
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	783,919
Net Asset Value (offering and redemption price per share)	$147.24
(a) Includes securities on loan valued at:	$254,808

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$325,980
Interest	143,150
Foreign tax withholding	(244)
Income from securities lending	225
TOTAL INVESTMENT INCOME	469,111
EXPENSES:
Advisory fees	402,490
Management services fees	53,665
Administration fees	45,207
Transfer agency fees	36,643
Administrative services fees	143,054
Distribution fees	134,163
Custody fees	7,355
Fund accounting fees	25,309
Trustee fees	1,435
Compliance services fees	809
Other fees	71,485
Total Gross Expenses before reductions	921,615
Expenses reduced and reimbursed by the Advisor	(20,038)
TOTAL NET EXPENSES	901,577
NET INVESTMENT INCOME (LOSS)	(432,466)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,099,545
Net realized gains (losses) on futures contracts	(2,263,757)
Net realized gains (losses) on swap agreements	5,962,267
Change in net unrealized appreciation/depreciation on investment securities	(713,294)
Change in net unrealized appreciation/depreciation on futures contracts	(595,996)
Change in net unrealized appreciation/depreciation on swap agreements	3,453,127
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,941,892
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,509,426

See accompanying notes to financial statements.

292  :: ProFund VP UltraNasdaq-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(432,466)	$(273,786)
Net realized gains (losses) on investments	5,798,055	42,415,963
Change in net unrealized appreciation/depreciation on investments	2,143,837	16,631,601
Change in net assets resulting from operations	7,509,426	58,773,778
CAPITAL TRANSACTIONS:
Proceeds from shares issued	446,451,394	925,862,831
Value of shares redeemed	(458,055,598)	(947,569,321)
Change in net assets resulting from capital transactions	(11,604,204)	(21,706,490)
Change in net assets	(4,094,778)	37,067,288
NET ASSETS:
Beginning of period	119,521,072	82,453,784
End of period	$115,426,294	$119,521,072
SHARE TRANSACTIONS:
Issued	3,647,963	9,618,356
Redeemed	(3,842,182)	(9,852,621)
Change in shares	(194,219)	(234,265)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraNasdaq-100 :: 293

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$122.19	$68.01	$113.53	$69.00	$69.69	$69.97

Investment Activities:
Net investment income (loss)(a)	(0.49)	(0.24)	(0.41)	(0.65)	(0.49)	(0.55)
Net realized and unrealized gains (losses) on investments	25.54	54.42	2.23	47.48	6.47	9.55
Total income (loss) from investment activities	25.05	54.18	1.82	46.83	5.98	9.00

Distributions to Shareholders From:
Net realized gains on investments	—	—	(47.34)	(2.30)	(6.67)	(9.28)
Net Asset Value, End of Period	$147.24	$122.19	$68.01	$113.53	$69.00	$69.69

Total Return(b)	20.50%	79.66%	(9.63)%	68.33%	8.62%	13.60%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%	1.76%	1.74%	1.69%	1.71%	1.71%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.81)%	(0.25)%	(0.40)%	(0.68)%	(0.75)%	(0.79)%

Supplemental Data:
Net assets, end of period (000's)	$115,426	$119,521	$82,454	$131,438	$93,226	$76,684
Portfolio turnover rate(b)(d)	47%	44%	29%	4%	33%	58%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

294 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results that, before fees and expenses, correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average®
Index – Composition

% of Index
Information Technology	27%
Health Care	14%
Consumer Discretionary	14%
Industrials	14%
Financials	13%
Consumer Staples	9%
Communication Services	4%
Energy	4%
Materials	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreement(a) (72.5%)

	Principal Amount	Value
Repurchase Agreement with various counterparties, rates 0.02%–0.02%, dated 6/30/20, due 7/1/20, total to be received $2,000	$2,000	$2,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,000)		2,000
TOTAL INVESTMENT SECURITIES (Cost $2,000)—72.5%		2,000
Net other assets (liabilities)—27.5%		760
NET ASSETS—100.0%		$2,760

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/20	(1.17)%	$(1,166)	$(11)
Dow Jones Industrial Average	UBS AG	7/27/20	(1.17)%	(4,352)	(37)
				$(5,518)	$(48)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 295

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$2,000
Repurchase agreements, at value	2,000
Total Investment Securities, at value	2,000
Cash	822
Prepaid expenses	—	(a)
TOTAL ASSETS	2,822
LIABILITIES:
Unrealized depreciation on swap agreements	48
Advisory fees payable	2
Management services fees payable	—	(a)
Administration fees payable	—	(a)
Administrative services fees payable	1
Distribution fees payable	2
Trustee fees payable	—	(a)
Transfer agency fees payable	—	(a)
Fund accounting fees payable	—	(a)
Compliance services fees payable	—	(a)
Other accrued expenses	9
TOTAL LIABILITIES	62
NET ASSETS	$2,760
NET ASSETS CONSIST OF:
Capital	$892,159
Total distributable earnings (loss)	(889,399)
NET ASSETS	$2,760
Shares of Beneficial Interest Outstanding(unlimited number of shares authorized, no par value)	113
Net Asset Value (offering and redemption price per share)	$24.42

(a)	Amount is less than $0.50.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$30
EXPENSES:
Advisory fees	40
Management services fees	5
Administration fees	5
Transfer agency fees	4
Administrative services fees	3
Distribution fees	13
Custody fees	3
Fund accounting fees	3
Trustee fees	—	(a)
Compliance services fees	—	(a)
Other fees	7
TOTAL NET EXPENSES	83
NET INVESTMENT INCOME (LOSS)	(53)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	67,280
Change in net unrealized appreciation/depreciation on swap agreements	(74)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	67,206
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$67,153

(a)	Amount is less than $0.50.

See accompanying notes to financial statements.

296 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(53)	$185
Net realized gains (losses) on investments	67,280	(10,669)
Change in net unrealized appreciation/depreciation on investments	(74)	104
Change in net assets resulting from operations	67,153	(10,380)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(323)
Change in net assets resulting from distributions	—	(323)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,006,236	2,202,171
Distributions reinvested	—	323
Value of shares redeemed	(1,074,024)	(2,194,081)
Change in net assets resulting from capital transactions	(67,788)	8,413
Change in net assets	(635)	(2,290)
NET ASSETS:
Beginning of period	3,395	5,685
End of period	$2,760	$3,395
SHARE TRANSACTIONS:
Issued	32,215	55,734	(a)
Reinvested	—	9	(a)
Redeemed	(32,217)	(55,739	)(a)
Change in shares	(2)	4

(a)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort Dow 30 :: 297

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019(a)	Year Ended Dec. 31, 2018(a)	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$29.52		$51.27	$50.01	$83.17	$121.96	$134.31

Investment Activities:
Net investment income (loss)(b)	(0.15)		0.32	0.24	(0.72)	(1.52)	(2.08)
Net realized and unrealized gains (losses) on investments	(4.95	)(c)	(19.11)	1.02	(32.44)	(37.27)	(10.27)
Total income (loss) from investment activities	(5.10)		(18.79)	1.26	(33.16)	(38.79)	(12.35)

Distributions to Shareholders From:
Net investment income	—		(1.26)	—	—	—	—
Net realized gains on investments	—		(1.70)	—	—	—	—
Total distributions	—		(2.96)	—	—	—	—
Net Asset Value, End of Period	$24.42		$29.52	$51.27	$50.01	$83.17	$121.96

Total Return(d)	(16.62)%		(37.95)%	2.56%	(39.90)%	(31.76)%	(9.23)%

Ratios to Average Net Assets:
Gross expenses(e)	1.51%		1.48%	1.61%	1.68%	1.68%	2.27%
Net expenses(e)	1.51%		1.45%	1.26%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(0.97)%		0.83%	0.59%	(0.99)%	(1.43)%	(1.63)%

Supplemental Data:
Net assets, end of period (000's)	$3		$3	$6	$8	$18	$28
Portfolio turnover rate(f)	—		—	—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

298 :: ProFund VP UltraShort Nasdaq-100 :: Financial Statements

Investment Objective: The ProFund VP UltraShort Nasdaq-100 seeks daily investment results that, before fees and expenses, correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(197)%
Total Exposure	(197)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	20%
Consumer Discretionary	17%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (129.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $11,410,009	$11,410,000	$11,410,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,410,000)		11,410,000
TOTAL INVESTMENT SECURITIES (Cost $11,410,000)—129.6%		11,410,000
Net other assets (liabilities)—(29.6)%		(2,609,137)
NET ASSETS—100.0%		$8,800,863

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $1,980,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Short

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/27/20	(1.27)%	$(17,083,241)	$(348,661)
Nasdaq-100 Index	UBS AG	7/27/20	(1.12)%	(293,216)	(5,677)
				$(17,376,457)	$(354,338)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Nasdaq-100 :: 299

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$11,410,000
Repurchase agreements, at value	11,410,000
Total Investment Securities, at value	11,410,000
Interest receivable	9
Receivable for capital shares issued	115,838
Prepaid expenses	67
TOTAL ASSETS	11,525,914
LIABILITIES:
Cash overdraft	2,364,137
Unrealized depreciation on swap agreements	354,338
Advisory fees payable	1,474
Management services fees payable	196
Administration fees payable	192
Administrative services fees payable	1,295
Distribution fees payable	1,622
Transfer agency fees payable	157
Fund accounting fees payable	106
Compliance services fees payable	23
Other accrued expenses	1,511
TOTAL LIABILITIES	2,725,051
NET ASSETS	$8,800,863
NET ASSETS CONSIST OF:
Capital	$14,124,840
Total distributable earnings (loss)	(5,323,977)
NET ASSETS	$8,800,863
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	894,749
Net Asset Value (offering and redemption price per share)	$9.84

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$3,396
EXPENSES:
Advisory fees	7,704
Management services fees	1,027
Administration fees	997
Transfer agency fees	856
Administrative services fees	2,031
Distribution fees	2,568
Custody fees	430
Fund accounting fees	587
Trustee fees	29
Compliance services fees	23
Other fees	1,715
Total Gross Expenses before reductions	17,967
Expenses reduced and reimbursed by the Advisor	(709)
TOTAL NET EXPENSES	17,258
NET INVESTMENT INCOME (LOSS)	(13,862)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	9,006
Net realized gains (losses) on swap agreements	810,138
Change in net unrealized appreciation/depreciation on swap agreements	(363,559)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	455,585
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$441,723

See accompanying notes to financial statements.

300 :: ProFund VP UltraShort Nasdaq-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(13,862)	$6,414
Net realized gains (losses) on investments	819,144	273,198
Change in net unrealized appreciation/depreciation on investments	(363,559)	17,706
Change in net assets resulting from operations	441,723	297,318
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(2,753)
Change in net assets resulting from distributions	—	(2,753)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	146,684,410	121,272,277
Distributions reinvested	—	2,753
Value of shares redeemed	(139,351,447)	(121,209,822)
Change in net assets resulting from capital transactions	7,332,963	65,208
Change in net assets	7,774,686	359,773
NET ASSETS:
Beginning of period	1,026,177	666,404
End of period	$8,800,863	$1,026,177
SHARE TRANSACTIONS:
Issued	10,559,851	4,574,312
Reinvested	—	106
Redeemed	(9,719,062)	(4,537,654)
Change in shares	840,789	36,764

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort Nasdaq-100 :: 301

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)		Year Ended Dec. 31, 2019		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)
Net Asset Value, Beginning of Period	$19.02		$38.75		$43.83	$79.59	$99.69	$135.27

Investment Activities:
Net investment income (loss)(b)	(0.10)		0.13		0.13	(0.49)	(1.36)	(1.84)
Net realized and unrealized gains (losses) on investments	(9.08	)(c)	(19.64	)(c)	(5.21)	(35.27)	(18.74)	(33.74)
Total income (loss) from investment activities	(9.18)		(19.51)		(5.08)	(35.76)	(20.10)	(35.58)

Distributions to Shareholders From:
Net investment income	—		(0.22)		—	—	—	—

Net Asset Value, End of Period	$9.84		$19.02		$38.75	$43.83	$79.59	$99.69

Total Return(d)	(48.27)%		(50.50)%		(11.59)%	(44.94)%	(20.21)%	(26.26)%

Ratios to Average Net Assets:
Gross expenses(e)	1.75%		1.68%		1.66%	1.68%	1.68%	1.71%
Net expenses(e)	1.68%		1.67%		1.66%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(1.35)%		0.50%		0.40%	(0.88)%	(1.42)%	(1.64)%

Supplemental Data:
Net assets, end of period (000's)	$8,801		$1,026		$666	$324	$909	$615
Portfolio turnover rate(f)	—		—		—	—	—	—

(a)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on December 11, 2017.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

302 :: ProFund VP UltraSmall-Cap :: Financial Statements

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily performance of the Russell 2000® Index for a single day, not for any other period.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Futures Contracts	2%
Swap Agreements	153%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Deckers Outdoor Corp.	0.1%
LHC Group, Inc.	0.1%
Churchill Downs, Inc.	0.1%
BJ's Wholesale Club Holdings, Inc.	0.1%
Novavax, Inc.	0.1%

Russell 2000® Index – Composition

% of Index
Health Care	20%
Financials	16%
Industrials	15%
Information Technology	14%
Consumer Discretionary	12%
Real Estate	7%
Materials	4%
Utilities	4%
Consumer Staples	3%
Communication Services	3%
Energy	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (44.9%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	74	$1,481
1Life Healthcare, Inc.* (Health Care Providers & Services)	63	2,288
1st Constitution BanCorp (Banks)	27	335
1st Source Corp. (Banks)	49	1,743
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	343	2,398
89Bio, Inc.* (Biotechnology)	9	179
8x8, Inc.* (Software)	301	4,816
A10 Networks, Inc.* (Software)	183	1,246
AAON, Inc. (Building Products)	122	6,623
AAR Corp. (Aerospace & Defense)	99	2,046
Aaron's, Inc. (Specialty Retail)	200	9,080
Abeona Therapeutics, Inc.* (Biotechnology)	177	516
Abercrombie & Fitch Co.—Class A (Specialty Retail)	182	1,936
ABM Industries, Inc. (Commercial Services & Supplies)	199	7,224
Acacia Communications, Inc.* (Communications Equipment)	115	7,727
Acacia Research Corp.* (Professional Services)	141	577
Acadia Realty Trust (Equity Real Estate Investment Trusts)	252	3,271
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	125	1,204
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	90	1,364
ACCO Brands Corp. (Commercial Services & Supplies)	274	1,945
Accuray, Inc.* (Health Care Equipment & Supplies)	265	538
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	237	287
ACI Worldwide, Inc.* (Software)	340	9,176
ACNB Corp. (Banks)	25	655
Acushnet Holdings Corp. (Leisure Products)	102	3,549
Adams Resources & Energy, Inc. (Oil, Gas &Consumable Fuels)	7	187
AdaptHealth Corp.* (Health Care Providers & Services)	23	370
Addus Homecare Corp.* (Health Care Providers & Services)	41	3,795
Adient PLC* (Auto Components)	261	4,286
ADMA Biologics, Inc.* (Biotechnology)	178	522
Adtalem Global Education, Inc.* (Diversified Consumer Services)	154	4,797
ADTRAN, Inc. (Communications Equipment)	142	1,552
Aduro Biotech, Inc.* (Biotechnology)	197	455
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	219	6,607
Advanced Drainage Systems, Inc. (Building Products)	147	7,262
Advanced Emissions Solutions, Inc. (Chemicals)	47	228
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	113	7,660
AdvanSix, Inc.* (Chemicals)	81	951
Adverum Biotechnologies, Inc.* (Biotechnology)	217	4,531
Aegion Corp.* (Construction & Engineering)	90	1,428
Aeglea BioTherapeutics, Inc.* (Biotechnology)	125	1,156
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	109	1,609
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	218	8,641
AeroVironment, Inc.* (Aerospace & Defense)	64	5,096
Affimed NV* (Biotechnology)	218	1,006
Agenus, Inc.* (Biotechnology)	410	1,611

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 303

Common Stocks, continued

	Shares	Value
Agile Therapeutics, Inc.* (Pharmaceuticals)	201	$559
Agilysys, Inc.* (Software)	54	969
Agree Realty Corp. (Equity Real Estate Investment Trusts)	158	10,382
AgroFresh Solutions, Inc.* (Chemicals)	88	267
Aimmune Therapeutics, Inc.* (Biotechnology)	138	2,306
Air Transport Services Group, Inc.* (Air Freight & Logistics)	174	3,875
Akcea Therapeutics, Inc.* (Pharmaceuticals)	49	671
Akebia Therapeutics, Inc.* (Biotechnology)	386	5,242
Akerna Corp.* (Professional Services)	27	238
Akero Therapeutics, Inc.* (Biotechnology)	33	822
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	92	763
Alamo Group, Inc. (Machinery)	29	2,977
Alarm.com Holdings, Inc.* (Software)	134	8,684
Alaska Communications Systems Group, Inc. (Diversified Telecommunication Services)	154	430
Albany International Corp.—Class A (Machinery)	91	5,343
Albireo Pharma, Inc.* (Biotechnology)	39	1,033
Alcoa Corp.* (Metals & Mining)	555	6,238
Alector, Inc.* (Biotechnology)	137	3,348
Alerus Financial Corp. (Diversified Financial Services)	44	869
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	215	2,621
Alexander's, Inc. (Equity Real Estate Investment Trusts)	6	1,445
Alico, Inc. (Food Products)	15	467
Allakos, Inc.* (Biotechnology)	72	5,174
Allegheny Technologies, Inc.* (Metals & Mining)	376	3,831
Allegiance Bancshares, Inc. (Banks)	56	1,422
Allegiant Travel Co. (Airlines)	39	4,259
ALLETE, Inc. (Electric Utilities)	155	8,465
Allied Motion Technologies, Inc. (Electrical Equipment)	22	777
Allogene Therapeutics, Inc.* (Biotechnology)	144	6,166
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	480	3,250
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	60	653
Alpha Pro Tech, Ltd.* (Building Products)	36	637
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	132	620
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	20	325
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	51	396
Altair Engineering, Inc.*—Class A (Software)	124	4,929
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	14	206
Altra Industrial Motion Corp. (Machinery)	191	6,085
AMAG Pharmaceuticals, Inc.* (Biotechnology)	92	704
Amalgamated Bank—Class A (Banks)	39	493
A-Mark Precious Metals, Inc.* (Diversified Financial Services)	15	286
Ambac Financial Group, Inc.* (Insurance)	134	1,919
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	98	4,488
AMC Entertainment Holdings, Inc.—Class A (Entertainment)	154	661
AMC Networks, Inc.*—Class A (Media)	115	2,690
Amerant BanCorp, Inc.* (Banks)	67	1,008
Ameresco, Inc.*—Class A (Construction & Engineering)	72	2,000
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	149	4,148
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	333	2,531
American Eagle Outfitters, Inc. (Specialty Retail)	447	4,872
American Equity Investment Life Holding Co. (Insurance)	269	6,647
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	324	2,571
American National Bankshares, Inc. (Banks)	32	801
American Public Education, Inc.* (Diversified Consumer Services)	43	1,273
American Realty Investors, Inc.* (Real Estate Management & Development)	3	27
American Renal Associates Holdings, Inc.* (Health Care Providers & Services)	41	267
American Software, Inc.—Class A (Software)	89	1,403
American States Water Co. (Water Utilities)	109	8,571
American Superconductor Corp.* (Electrical Equipment)	65	528
American Vanguard Corp. (Chemicals)	86	1,183
American Woodmark Corp.* (Building Products)	50	3,783
America's Car-Mart, Inc.*(a) (Specialty Retail)	18	1,582
Ameris Bancorp (Banks)	197	4,647
AMERISAFE, Inc. (Insurance)	57	3,486
Ames National Corp. (Banks)	26	513
Amicus Therapeutics, Inc.* (Biotechnology)	754	11,369
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	296	3,644
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	138	6,243
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	294	1,399
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	105	2,358
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	208	888
AnaptysBio, Inc.* (Biotechnology)	63	1,407
Anavex Life Sciences Corp.* (Biotechnology)	152	748
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	109	1,109
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	28	906
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	41	1,547
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	487	1,339
Anterix, Inc.* (Diversified Telecommunication Services)	40	1,814
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	720	1,829
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	291	495
Apellis Pharmaceuticals, Inc.* (Biotechnology)	178	5,813
API Group Corp.* (Construction & Engineering)	415	5,042

See accompanying notes to financial statements.

304 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Apogee Enterprises, Inc. (Building Products)	76	$1,751
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	458	4,493
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	30	495
Appfolio, Inc.* (Software)	47	7,647
Appian Corp.* (Software)	97	4,971
Applied Genetic Technologies Corp.* (Biotechnology)	69	382
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	115	7,175
Applied Optoelectronics, Inc.* (Communications Equipment)	57	620
Applied Therapeutics, Inc.* (Biotechnology)	40	1,446
Aprea Therapeutics, Inc.* (Biotechnology)	21	814
Aptinyx, Inc.* (Biotechnology)	73	304
Apyx Medical Corp.* (Health Care Equipment & Supplies)	99	549
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	59	287
Aravive, Inc.* (Biotechnology)	36	419
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	306	2,827
ArcBest Corp. (Road & Rail)	75	1,988
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	45	1,278
Archrock, Inc. (Energy Equipment & Services)	385	2,499
Arconic Corp.* (Metals & Mining)	295	4,109
Arcosa, Inc. (Construction & Engineering)	144	6,077
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	39	1,823
Arcus Biosciences, Inc.* (Biotechnology)	98	2,425
Arcutis Biotherapeutics, Inc.* (Biotechnology)	28	847
Ardelyx, Inc.* (Biotechnology)	217	1,502
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	99	430
Arena Pharmaceuticals, Inc.* (Biotechnology)	167	10,512
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	91	830
Argan, Inc. (Construction & Engineering)	44	2,085
Argo Group International Holdings, Ltd. (Insurance)	96	3,344
Arlington Asset Investment Corp.—Class A (Capital Markets)	108	321
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	230	593
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	166	1,652
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	190	1,784
Arrow Financial Corp. (Banks)	38	1,130
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	298	12,870
Artesian Resources Corp.—Class A (Water Utilities)	24	871
Artisan Partners Asset Management, Inc. (Capital Markets)	161	5,233
Arvinas, Inc.* (Pharmaceuticals)	87	2,918
Asbury Automotive Group, Inc.* (Specialty Retail)	57	4,408
ASGN, Inc.* (Professional Services)	151	10,069
Aspen Aerogels, Inc.* (Energy Equipment & Services)	61	401
Aspen Group, Inc.* (Diversified Consumer Services)	55	498
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	140	538
Assembly Biosciences, Inc.* (Pharmaceuticals)	91	2,122
Assetmark Financial Holdings, Inc.* (Capital Markets)	49	1,337
Associated Capital Group, Inc.—Class A (Capital Markets)	5	183
Astec Industries, Inc. (Machinery)	67	3,103
Astronics Corp.* (Aerospace & Defense)	68	718
Asure Software, Inc.* (Software)	40	257
AT Home Group, Inc.* (Specialty Retail)	142	922
Atara Biotherapeutics, Inc.* (Biotechnology)	170	2,477
Athenex, Inc.* (Biotechnology)	218	3,000
Athersys, Inc.* (Biotechnology)	514	1,419
Atkore International Group, Inc.* (Electrical Equipment)	140	3,829
Atlantic Capital Bancshares, Inc.* (Banks)	62	754
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	269	538
Atlantic Union Bankshares (Banks)	231	5,350
Atlanticus Holdings Corp.* (Consumer Finance)	15	155
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	76	3,270
ATN International, Inc. (Diversified Telecommunication Services)	33	1,999
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	43	387
Atreca, Inc.*—Class A (Biotechnology)	63	1,341
AtriCure, Inc.* (Health Care Equipment & Supplies)	116	5,214
Atrion Corp. (Health Care Equipment & Supplies)	4	2,548
Auburn National BanCorp, Inc. (Banks)	7	400
Avalon GloboCare Corp.* (Health Care Providers & Services)	57	108
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	141	4,144
Avaya Holdings Corp.*—Class C (Software)	275	3,399
Avenue Therapeutics, Inc.* (Pharmaceuticals)	20	215
AVEO Pharmaceuticals, Inc.* (Biotechnology)	40	206
Avid Bioservices, Inc.* (Biotechnology)	167	1,096
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	93	676
Avis Budget Group, Inc.* (Road & Rail)	156	3,571
Avista Corp. (Multi-Utilities)	200	7,278
Avrobio, Inc.* (Biotechnology)	92	1,605
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	97	2,701
Axcella Health, Inc.* (Biotechnology)	28	155
AxoGen, Inc.* (Health Care Equipment & Supplies)	108	998
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	90	3,160
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	171	3,776
Axsome Therapeutics, Inc.* (Pharmaceuticals)	82	6,746

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 305

Common Stocks, continued

	Shares	Value
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	116	$552
Aytu BioScience, Inc.* (Pharmaceuticals)	68	97
AZZ, Inc. (Electrical Equipment)	77	2,643
B Riley Financial, Inc. (Capital Markets)	57	1,240
B&G Foods, Inc.(a)—Class A (Food Products)	189	4,608
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	86	5,411
Balchem Corp. (Chemicals)	95	9,013
Banc of California, Inc. (Banks)	132	1,430
Bancfirst Corp. (Banks)	56	2,272
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Diversified Financial Services)	92	1,058
BancorpSouth Bank (Banks)	294	6,686
Bandwidth, Inc.* (Diversified Telecommunication Services)	57	7,239
Bank First Corp. (Banks)	19	1,218
Bank of Commerce Holdings (Banks)	47	356
Bank of Marin Bancorp (Banks)	39	1,300
Bank7 Corp. (Thrifts & Mortgage Finance)	8	87
BankFinancial Corp. (Thrifts & Mortgage Finance)	40	336
BankUnited, Inc. (Banks)	272	5,508
Bankwell Financial Group, Inc. (Banks)	20	318
Banner Corp. (Banks)	103	3,914
Bar Harbor Bankshares (Banks)	46	1,030
Barnes Group, Inc. (Machinery)	139	5,499
Barrett Business Services, Inc. (Professional Services)	22	1,169
Baycom Corp.* (Banks)	35	452
BBX Capital Corp. (Hotels, Restaurants & Leisure)	185	470
BCB BanCorp, Inc. (Banks)	43	399
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	162	4,272
Beam Therapeutics, Inc.* (Biotechnology)	37	1,036
Beazer Homes USA, Inc.* (Household Durables)	85	856
Bed Bath & Beyond, Inc.(a) (Specialty Retail)	376	3,986
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	29	311
Belden, Inc. (Electronic Equipment, Instruments & Components)	131	4,264
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	10	126
Bellring Brands, Inc.*—Class A (Personal Products)	118	2,353
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	108	2,333
Benefitfocus, Inc.* (Software)	86	925
Benefytt Technologies, Inc.* (Insurance)	31	634
Berkshire Hills Bancorp, Inc. (Banks)	133	1,466
Berry Corp. (Oil, Gas & Consumable Fuels)	201	971
Beyond Air, Inc.* (Health Care Equipment & Supplies)	39	283
Beyondspring, Inc.* (Biotechnology)	40	603
BG Staffing, Inc. (Professional Services)	27	306
BGC Partners, Inc.—Class A (Capital Markets)	904	2,477
Big Lots, Inc. (Multiline Retail)	116	4,872
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	3	207
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	457	2,178
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	263	1,147
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	140	10,235
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	22	360
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	63	454
BioSpecifics Technologies Corp.* (Biotechnology)	19	1,164
BioTelemetry, Inc.* (Health Care Providers & Services)	100	4,519
Bioxcel Therapeutics, Inc.* (Biotechnology)	31	1,643
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	55	1,152
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	406	15,133
Black Diamond Therapeutics, Inc.* (Biotechnology)	36	1,518
Black Hills Corp. (Multi-Utilities)	187	10,595
Blackbaud, Inc. (Software)	147	8,391
Blackline, Inc.* (Software)	149	12,353
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	408	9,828
Bloom Energy Corp.* (Electrical Equipment)	252	2,742
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	260	2,772
Blucora, Inc.* (Capital Markets)	143	1,633
Blue Bird Corp.* (Machinery)	46	690
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	15	81
Blueprint Medicines Corp.* (Biotechnology)	161	12,557
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	69	558
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	199	5,003
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	17	149
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	130	1,732
Boise Cascade Co. (Paper & Forest Products)	116	4,363
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	56	830
Boot Barn Holdings, Inc.* (Specialty Retail)	85	1,833
Boston Omaha Corp.*—Class A (Media)	33	528
Boston Private Financial Holdings, Inc. (Banks)	243	1,672
Bottomline Technologies, Inc.* (Software)	128	6,499
Box, Inc.*—Class A (Software)	437	9,071
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	241	5,037
Brady Corp.—Class A (Commercial Services & Supplies)	144	6,742
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	79	886
Bridge Bancorp, Inc. (Banks)	49	1,119
Bridgebio Pharma, Inc.* (Biotechnology)	216	7,044
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	65	666
Bridgford Foods Corp.* (Food Products)	5	83

See accompanying notes to financial statements.

306 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	90	$1,112
Brightcove, Inc.* (IT Services)	116	914
Brightsphere Investment Group, Inc. (Capital Markets)	184	2,293
Brightview Holdings, Inc.* (Commercial Services & Supplies)	93	1,042
Brinker International, Inc. (Hotels, Restaurants & Leisure)	130	3,120
Bristow Group, Inc.* (Energy Equipment & Services)	20	279
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	382	3,618
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	545	1,608
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	96	4,372
Brookline Bancorp, Inc. (Banks)	230	2,318
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	215	9,512
BRP Group, Inc.*—Class A (Insurance)	59	1,019
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	29	314
Bryn Mawr Bank Corp. (Banks)	58	1,604
Builders FirstSource, Inc.* (Building Products)	343	7,100
Business First Bancshares, Inc. (Banks)	36	553
Byline Bancorp, Inc. (Banks)	72	943
C&F Financial Corp. (Banks)	10	333
Cabaletta Bio, Inc.* (Biotechnology)	38	423
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	86	12,000
Cactus, Inc.—Class A (Energy Equipment & Services)	141	2,909
Cadence Bancorp (Banks)	372	3,296
Cadiz, Inc.* (Water Utilities)	59	599
Caesarstone, Ltd. (Building Products)	66	782
CAI International, Inc.* (Trading Companies & Distributors)	49	816
CalAmp Corp.* (Communications Equipment)	99	793
Calavo Growers, Inc. (Food Products)	49	3,083
Caledonia Mining Corp. PLC (Metals & Mining)	33	572
Caleres, Inc. (Specialty Retail)	114	951
California BanCorp, Inc.* (Banks)	22	328
California Resources Corp.* (Oil, Gas & Consumable Fuels)	144	176
California Water Service Group (Water Utilities)	145	6,917
Calithera Biosciences, Inc.* (Biotechnology)	195	1,030
Calix, Inc.* (Communications Equipment)	144	2,146
Callaway Golf Co. (Leisure Products)	277	4,850
Cal-Maine Foods, Inc.* (Food Products)	94	4,181
Calyxt, Inc.* (Biotechnology)	31	153
Cambium Networks Corp.* (Communications Equipment)	17	125
Cambridge BanCorp (Banks)	19	1,126
Camden National Corp. (Banks)	44	1,520
Camping World Holdings, Inc.—Class A (Specialty Retail)	97	2,635
Cannae Holdings, Inc.* (Diversified Financial Services)	251	10,316
Cantel Medical Corp. (Health Care Equipment & Supplies)	112	4,954
Capital BanCorp, Inc.* (Banks)	24	257
Capital City Bank Group, Inc. (Banks)	40	838
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	393	4,327
Capstar Financial Holdings, Inc. (Banks)	47	564
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	283	1,554
Cara Therapeutics, Inc.* (Biotechnology)	122	2,086
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	102	3,218
Cardlytics, Inc.* (Media)	77	5,387
Cardtronics PLC*—Class A (IT Services)	107	2,566
CareDx, Inc.* (Biotechnology)	127	4,500
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	283	4,856
Cargurus, Inc.* (Interactive Media & Services)	256	6,490
Carpenter Technology Corp. (Metals & Mining)	141	3,423
Carriage Services, Inc. (Diversified Consumer Services)	49	888
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	105	508
Cars.com, Inc.* (Interactive Media & Services)	200	1,152
Carter Bank & Trust (Banks)	67	541
Casa Systems, Inc.* (Communications Equipment)	94	391
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	137	7,140
CASI Pharmaceuticals, Inc.* (Biotechnology)	160	400
Casper Sleep, Inc.* (Household Durables)	25	224
Cass Information Systems, Inc. (IT Services)	42	1,639
Cassava Sciences, Inc.* (Pharmaceuticals)	69	213
Castle Biosciences, Inc.* (Biotechnology)	30	1,131
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	53	341
Catalyst Biosciences, Inc.* (Biotechnology)	52	305
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	288	1,331
Catasys, Inc.* (Health Care Providers & Services)	23	569
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	145	1,283
Cathay General Bancorp (Banks)	225	5,918
Cavco Industries, Inc.* (Household Durables)	26	5,014
CB Financial Services, Inc. (Banks)	15	327
CBIZ, Inc.* (Professional Services)	151	3,619
CBTX, Inc. (Banks)	52	1,092
CECO Environmental Corp.* (Commercial Services & Supplies)	92	606
Cellular Biomedicine Group, Inc.* (Biotechnology)	37	554
CEL-SCI Corp.* (Biotechnology)	97	1,447
Celsius Holdings, Inc.* (Beverages)	102	1,201
Centogene NV* (Biotechnology)	12	275
Central European Media Enterprises, Ltd.*—Class A (Media)	264	935
Central Garden & Pet Co.* (Household Products)	29	1,044
Central Garden & Pet Co.*—Class A (Household Products)	117	3,953
Central Pacific Financial Corp. (Banks)	81	1,298

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 307

Common Stocks, continued

	Shares	Value
Central Valley Community BanCorp (Banks)	31	$477
Century Aluminum Co.* (Metals & Mining)	150	1,070
Century BanCorp, Inc.—Class A (Banks)	8	622
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	80	332
Century Communities, Inc.* (Household Durables)	87	2,667
Cerecor, Inc.* (Pharmaceuticals)	86	224
Cerence, Inc.* (Software)	109	4,452
Cerus Corp.* (Health Care Equipment & Supplies)	480	3,168
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	64	2,395
Champions Oncology, Inc.* (Life Sciences Tools & Services)	21	201
Championx Corp.* (Energy Equipment & Services)	551	5,377
ChannelAdvisor Corp.* (Software)	81	1,283
Chart Industries, Inc.* (Machinery)	107	5,188
Chase Corp. (Chemicals)	22	2,255
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	137	838
Checkpoint Therapeutics, Inc.* (Biotechnology)	121	240
Chefs' Warehouse, Inc.*(a) (Food & Staples Retailing)	74	1,005
Chembio Diagnostics, Inc.* (Health Care Equipment & Supplies)	58	189
ChemoCentryx, Inc.* (Biotechnology)	132	7,595
Chemung Financial Corp. (Banks)	11	300
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	45	406
Chesapeake Utilities Corp. (Gas Utilities)	48	4,032
Chiasma, Inc.* (Pharmaceuticals)	109	586
Chico's FAS, Inc. (Specialty Retail)	352	486
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	569	5,468
Chimerix, Inc.* (Biotechnology)	143	443
ChoiceOne Financial Services, Inc. (Banks)	20	591
ChromaDex Corp.* (Life Sciences Tools & Services)	121	555
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	113	15,045
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	49	729
Cidara Therapeutics, Inc.* (Biotechnology)	99	365
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	33	356
Cimpress PLC* (Commercial Services & Supplies)	53	4,046
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	149	2,213
Cinemark Holdings, Inc. (Entertainment)	317	3,661
CIRCOR International, Inc.* (Machinery)	59	1,503
CIT Group, Inc. (Banks)	293	6,074
Citi Trends, Inc. (Specialty Retail)	32	647
Citizens & Northern Corp. (Banks)	40	826
Citizens Holding Co. (Banks)	14	350
Citizens, Inc.* (Insurance)	147	881
City Holding Co. (Banks)	47	3,063
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	139	1,398
Civista Bancshares, Inc. (Banks)	47	724
Clarus Corp. (Leisure Products)	69	799
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	390	866
Clearfield, Inc.* (Communications Equipment)	33	461
Clearwater Paper Corp.* (Paper & Forest Products)	48	1,734
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	103	2,160
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	236	5,442
Cleveland-Cliffs, Inc.(a) (Metals & Mining)	1,171	6,465
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	44	356
Cloudera, Inc.* (Software)	607	7,721
Clovis Oncology, Inc.*(a) (Biotechnology)	214	1,445
CNB Financial Corp. (Banks)	44	789
CNO Financial Group, Inc. (Insurance)	425	6,617
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	550	4,757
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	77	1,490
Coastal Financial Corp.* (Banks)	27	392
Coca-Cola Consolidated, Inc. (Beverages)	14	3,209
Codexis, Inc.* (Life Sciences Tools & Services)	159	1,813
Codorus Valley BanCorp, Inc. (Banks)	28	387
Coeur Mining, Inc.* (Metals & Mining)	718	3,647
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	126	9,746
Cohbar, Inc.* (Biotechnology)	73	113
Cohen & Steers, Inc. (Capital Markets)	72	4,900
Coherus Biosciences, Inc.* (Biotechnology)	172	3,072
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	122	2,115
Collectors Universe, Inc. (Diversified Consumer Services)	27	926
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	102	1,785
Colony Bankcorp, Inc. (Banks)	23	271
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	1,440	3,456
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	249	1,748
Columbia Banking System, Inc. (Banks)	213	6,037
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	146	2,037
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	340	4,468
Columbus McKinnon Corp. (Machinery)	69	2,308
Comfort Systems USA, Inc. (Construction & Engineering)	107	4,360
Commercial Metals Co. (Metals & Mining)	353	7,202
Community Bank System, Inc. (Banks)	152	8,666
Community Bankers Trust Corp. (Banks)	65	358
Community Health Systems, Inc.* (Health Care Providers & Services)	253	762
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	62	2,536
Community Trust Bancorp, Inc. (Banks)	46	1,507
CommVault Systems, Inc.* (Software)	124	4,799

See accompanying notes to financial statements.

308 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Compass Minerals International, Inc. (Metals & Mining)	101	$4,924
Computer Programs & Systems, Inc. (Health Care Technology)	38	866
CompX International, Inc. (Commercial Services & Supplies)	5	69
comScore, Inc.* (Media)	173	536
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	59	258
Comtech Telecommunications Corp. (Communications Equipment)	72	1,216
Concert Pharmaceuticals, Inc.* (Biotechnology)	85	846
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	79	275
Conduent, Inc.* (IT Services)	489	1,169
CONMED Corp. (Health Care Equipment & Supplies)	81	5,831
ConnectOne Bancorp, Inc. (Banks)	110	1,773
Conn's, Inc.* (Specialty Retail)	52	525
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	77	390
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	216	1,462
Consolidated Water Co., Ltd. (Water Utilities)	43	620
Constellation Pharmaceuticals, Inc.* (Biotechnology)	80	2,404
Construction Partners, Inc.*—Class A (Construction & Engineering)	56	995
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	266	609
ContraFect Corp.* (Biotechnology)	40	256
Cooper Tire & Rubber Co. (Auto Components)	149	4,114
Cooper-Standard Holding, Inc.* (Auto Components)	50	663
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	196	1,644
Corcept Therapeutics, Inc.* (Pharmaceuticals)	285	4,794
Corecivic, Inc. (Equity Real Estate Investment Trusts)	355	3,323
Core-Mark Holding Co., Inc. (Distributors)	132	3,294
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	41	375
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	116	488
Cormedix, Inc.* (Pharmaceuticals)	77	485
Cornerstone Building Brands* (Building Products)	130	788
Cornerstone OnDemand, Inc.* (Software)	180	6,941
Cortexyme, Inc.* (Biotechnology)	47	2,176
CorVel Corp.* (Health Care Providers & Services)	26	1,843
Costamare, Inc. (Marine)	147	817
County BanCorp, Inc. (Banks)	15	314
Covanta Holding Corp. (Commercial Services & Supplies)	352	3,376
Covenant Transportation Group, Inc.*—Class A (Road & Rail)	38	548
Covetrus, Inc.* (Health Care Providers & Services)	291	5,206
Cowen, Inc.—Class A (Capital Markets)	79	1,281
CRA International, Inc. (Professional Services)	22	869
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	71	7,875
Craft Brew Alliance, Inc.* (Beverages)	34	523
Crawford & Co.—Class A (Insurance)	48	379
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	80	1,402
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	198	7,291
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	106	653
CrossFirst Bankshares, Inc.* (Banks)	142	1,389
CryoLife, Inc.* (Health Care Equipment & Supplies)	109	2,090
CryoPort, Inc.* (Health Care Equipment & Supplies)	99	2,995
CSG Systems International, Inc. (IT Services)	97	4,015
CSW Industrials, Inc. (Building Products)	42	2,903
CTO Realty Growth, Inc. (Real Estate Management & Development)	14	553
CTS Corp. (Electronic Equipment, Instruments & Components)	94	1,884
Cubic Corp. (Aerospace & Defense)	93	4,467
Cue BioPharma, Inc.* (Biotechnology)	82	2,010
Curo Group Holdings Corp. (Consumer Finance)	54	441
Cushman & Wakefield PLC* (Real Estate Management & Development)	328	4,087
Customers Bancorp, Inc.* (Banks)	85	1,022
Cutera, Inc.* (Health Care Equipment & Supplies)	50	609
CVB Financial Corp. (Banks)	383	7,177
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	88	1,770
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	21	676
Cyclerion Therapeutics, Inc.* (Biotechnology)	66	390
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	205	715
Cytokinetics, Inc.* (Biotechnology)	166	3,913
Cytomx Therapeutics, Inc.* (Biotechnology)	134	1,116
CytoSorbents Corp.* (Health Care Equipment & Supplies)	102	1,010
Daily Journal Corp.* (Media)	3	810
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	110	479
Dana, Inc. (Auto Components)	429	5,230
Darling Ingredients, Inc.* (Food Products)	477	11,743
DASAN Zhone Solutions, Inc.* (Communications Equipment)	36	321
Daseke, Inc.* (Road & Rail)	135	531
Dave & Buster's Entertainment, Inc.(a) (Hotels, Restaurants & Leisure)	138	1,840
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	111	6,629
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	83	16,301
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	88	522
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	185	3,221
Delmar BanCorp (Banks)	29	191
Deluxe Corp. (Commercial Services & Supplies)	124	2,919

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 309

Common Stocks, continued

	Shares	Value
Denali Therapeutics, Inc.* (Biotechnology)	186	$4,497
Denny's Corp.* (Hotels, Restaurants & Leisure)	161	1,626
DermTech, Inc.* (Biotechnology)	24	318
Designer Brands, Inc. (Specialty Retail)	183	1,239
DHI Group, Inc.* (Interactive Media & Services)	144	302
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	331	1,698
Diamond Hill Investment Group, Inc. (Capital Markets)	9	1,023
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	81	647
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	592	3,274
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	193	4,902
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	208	1,260
Digi International, Inc.* (Communications Equipment)	85	990
Digimarc Corp.* (Software)	35	560
Digital Turbine, Inc.* (Software)	244	3,067
Dillard's, Inc.(a)—Class A (Multiline Retail)	22	567
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	85	1,167
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	46	1,937
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	126	6,388
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	703	3,111
DMC Global, Inc.(a) (Machinery)	43	1,187
Domo, Inc.* (Software)	76	2,445
Domtar Corp. (Paper & Forest Products)	163	3,441
Donegal Group, Inc.—Class A (Insurance)	32	455
Donnelley Financial Solutions, Inc.* (Capital Markets)	89	748
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	103	797
Dorman Products, Inc.* (Auto Components)	79	5,299
Douglas Dynamics, Inc. (Machinery)	67	2,353
Dril-Quip, Inc.* (Energy Equipment & Services)	104	3,098
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	65	1,032
Ducommun, Inc.* (Aerospace & Defense)	32	1,116
Duluth Holdings, Inc.*—Class B (Internet & Direct Marketing Retail)	33	243
Durect Corp.* (Pharmaceuticals)	586	1,360
DXP Enterprises, Inc.* (Trading Companies & Distributors)	49	976
Dyadic International, Inc.* (Biotechnology)	57	494
Dycom Industries, Inc.* (Construction & Engineering)	91	3,721
Dynavax Technologies Corp.* (Biotechnology)	265	2,351
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	66	944
Eagle BanCorp Montana, Inc. (Banks)	19	330
Eagle Bancorp, Inc. (Banks)	95	3,111
Eagle Bulk Shipping, Inc.* (Marine)	131	287
Eagle Pharmaceuticals, Inc.* (Biotechnology)	32	1,535
Earthstone Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	69	196
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	224	5,179
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	115	13,641
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	46	103
Ebix, Inc. (Software)	78	1,744
Echo Global Logistics, Inc.* (Air Freight & Logistics)	78	1,686
Edgewell Personal Care Co.* (Personal Products)	162	5,049
Editas Medicine, Inc.* (Biotechnology)	164	4,851
eGain Corp.* (Software)	62	689
eHealth, Inc.* (Insurance)	76	7,466
Eidos Therapeutics, Inc.* (Biotechnology)	32	1,525
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	70	672
El Paso Electric Co. (Electric Utilities)	121	8,107
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	53	782
Eldorado Resorts, Inc.*(a) (Hotels, Restaurants & Leisure)	251	10,055
Electromed, Inc.* (Health Care Equipment & Supplies)	21	323
elf Beauty, Inc.* (Personal Products)	78	1,487
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	122	1,437
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	27	278
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	79	239
EMCOR Group, Inc. (Construction & Engineering)	161	10,648
Emerald Holding, Inc. (Media)	72	222
Emergent BioSolutions, Inc.* (Biotechnology)	132	10,439
Employers Holdings, Inc. (Insurance)	89	2,683
Enanta Pharmaceuticals, Inc.* (Biotechnology)	56	2,812
Encore Capital Group, Inc.* (Consumer Finance)	93	3,179
Encore Wire Corp. (Electrical Equipment)	60	2,929
Endo International PLC* (Pharmaceuticals)	672	2,305
Endurance International Group Holdings, Inc.* (IT Services)	196	790
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	346	522
Energy Recovery, Inc.* (Machinery)	112	851
Enerpac Tool Group Corp. (Machinery)	161	2,834
EnerSys (Electrical Equipment)	126	8,113
Ennis, Inc. (Commercial Services & Supplies)	76	1,379
Enochian Biosciences, Inc.* (Biotechnology)	41	173
Enova International, Inc.* (Consumer Finance)	87	1,294
EnPro Industries, Inc. (Machinery)	61	3,007
Enstar Group, Ltd.* (Insurance)	36	5,500
Entercom Communications Corp.—Class A (Media)	348	480
Enterprise BanCorp, Inc. (Banks)	27	643
Enterprise Financial Services Corp. (Banks)	71	2,210
Entravision Communications Corp.—Class A (Media)	174	249
Envela Corp.* (Specialty Retail)	23	140
Envestnet, Inc.*(a) (Software)	157	11,545
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	132	296

See accompanying notes to financial statements.

310 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Epizyme, Inc.* (Biotechnology)	264	$4,240
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	39	2,757
Equity Bancshares, Inc.*—Class A (Banks)	43	750
Eros International PLC* (Entertainment)	217	686
Escalade, Inc. (Leisure Products)	31	433
ESCO Technologies, Inc. (Machinery)	76	6,424
Esperion Therapeutics, Inc.*(a) (Biotechnology)	77	3,951
Esquire Financial Holdings, Inc.* (Banks)	20	338
ESSA BanCorp, Inc. (Thrifts & Mortgage Finance)	28	390
Essent Group, Ltd. (Thrifts & Mortgage Finance)	322	11,679
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	271	4,022
Ethan Allen Interiors, Inc. (Household Durables)	69	816
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	44	240
Evans BanCorp, Inc. (Banks)	14	326
Evelo Biosciences, Inc.* (Biotechnology)	42	206
Eventbrite, Inc.* (Interactive Media & Services)	188	1,611
Everi Holdings, Inc.* (IT Services)	241	1,244
EverQuote, Inc.*—Class A (Interactive Media & Services)	42	2,443
EVERTEC, Inc. (IT Services)	179	5,030
EVI Industries, Inc.* (Trading Companies & Distributors)	14	304
Evo Payments, Inc.* (IT Services)	121	2,762
Evofem Biosciences, Inc.* (Pharmaceuticals)	139	393
Evolent Health, Inc.* (Health Care Technology)	224	1,595
Evolus, Inc.* (Pharmaceuticals)	65	345
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	84	235
Evoqua Water Technologies Corp.* (Machinery)	254	4,724
Exagen, Inc.* (Health Care Providers & Services)	14	174
Exicure, Inc.* (Biotechnology)	176	429
ExlService Holdings, Inc.* (IT Services)	100	6,340
eXp World Holdings, Inc.* (Real Estate Management & Development)	71	1,211
Exponent, Inc. (Professional Services)	152	12,300
Express, Inc.* (Specialty Retail)	189	291
Exterran Corp.* (Energy Equipment & Services)	77	415
Extreme Networks, Inc.* (Communications Equipment)	346	1,502
EZCORP, Inc.*—Class A (Consumer Finance)	143	901
Fabrinet* (Electronic Equipment, Instruments & Components)	109	6,804
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	114	365
Farmer Bros Co.* (Food Products)	48	352
Farmers & Merchants BanCorp, Inc./Archbold Ohio (Banks)	30	637
Farmers National BanCorp (Banks)	77	913
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	77	527
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	53	2,841
Fate Therapeutics, Inc.* (Biotechnology)	186	6,382
FB Financial Corp. (Banks)	53	1,313
FBL Financial Group, Inc.—Class A (Insurance)	29	1,041
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	27	1,728
Federal Signal Corp. (Machinery)	177	5,262
Federated Hermes, Inc.—Class B (Capital Markets)	286	6,778
Fednat Holding Co. (Insurance)	37	410
Fennec Pharmaceuticals, Inc.* (Biotechnology)	64	534
Ferro Corp.* (Chemicals)	243	2,901
FibroGen, Inc.* (Biotechnology)	246	9,970
Fidelity D&D BanCorp, Inc. (Banks)	12	577
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	53	338
Financial Institutions, Inc. (Banks)	47	875
First Bancorp (Banks)	85	2,132
First BanCorp (Banks)	638	3,566
First Bancshares, Inc. (Banks)	61	1,373
First Bank (Banks)	49	319
First Busey Corp. (Banks)	149	2,779
First Business Financial Services, Inc. (Banks)	24	395
First Capital, Inc. (Thrifts & Mortgage Finance)	10	695
First Choice BanCorp (Banks)	31	508
First Commonwealth Financial Corp. (Banks)	289	2,393
First Community Bancshares, Inc. (Banks)	51	1,145
First Community Corp. (Banks)	21	318
First Financial Bancorp (Banks)	288	4,000
First Financial Bankshares, Inc. (Banks)	383	11,064
First Financial Corp. (Banks)	40	1,474
First Foundation, Inc. (Banks)	117	1,912
First Guaranty Bancshares, Inc. (Banks)	11	135
First Internet BanCorp (Banks)	28	465
First Interstate BancSystem—Class A (Banks)	126	3,901
First Merchants Corp. (Banks)	160	4,411
First Mid Bancshares, Inc. (Banks)	43	1,128
First Midwest Bancorp, Inc. (Banks)	338	4,512
First Northwest BanCorp (Banks)	27	335
First of Long Island Corp. (Banks)	68	1,111
First Savings Financial Group, Inc. (Banks)	6	260
First United Corp. (Banks)	20	267
First Western Financial, Inc.* (Banks)	19	271
FirstCash, Inc. (Consumer Finance)	121	8,165
Fitbit, Inc.*—Class A (Electronic Equipment, Instruments & Components)	708	4,574
Five Prime Therapeutics, Inc.* (Biotechnology)	79	482
Five Star Senior Living* (Health Care Providers & Services)	56	218
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	106	3,120
Flexion Therapeutics, Inc.* (Biotechnology)	102	1,341
Fluent, Inc.* (Media)	124	221
Fluidigm Corp.* (Life Sciences Tools & Services)	209	838
Fluor Corp. (Construction & Engineering)	418	5,049
Flushing Financial Corp. (Banks)	80	922
FNCB BanCorp, Inc. (Banks)	51	293
Focus Financial Partners, Inc.* (Capital Markets)	93	3,074
FONAR Corp.* (Health Care Equipment & Supplies)	19	406
ForeScout Technologies, Inc.* (Software)	142	3,010
Forestar Group, Inc.* (Real Estate Management & Development)	49	739

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 311

Common Stocks, continued

	Shares	Value
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	226	$6,629
Forrester Research, Inc.* (Professional Services)	32	1,025
Forterra, Inc.* (Construction Materials)	56	625
Fortress Biotech, Inc.* (Biotechnology)	172	461
Forward Air Corp. (Air Freight & Logistics)	82	4,085
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	137	637
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	60	937
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	209	5,100
Fox Factory Holding Corp.* (Auto Components)	114	9,417
Franchise Group, Inc. (Diversified Consumer Services)	57	1,247
Franklin Covey Co.* (Professional Services)	37	792
Franklin Electric Co., Inc. (Machinery)	137	7,195
Franklin Financial Network, Inc. (Banks)	41	1,056
Franklin Financial Services Corp. (Banks)	12	311
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	308	1,568
Frank's International N.V.* (Energy Equipment & Services)	459	1,024
Frequency Therapeutics, Inc.* (Biotechnology)	84	1,953
Fresh Del Monte Produce, Inc. (Food Products)	92	2,265
Freshpet, Inc.* (Food Products)	115	9,620
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	149	1,296
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	350	2,443
FRP Holdings, Inc.* (Real Estate Management & Development)	20	812
FS BanCorp, Inc. (Thrifts & Mortgage Finance)	11	424
Fuelcell Energy, Inc.*(a) (Electrical Equipment)	631	1,426
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	37	677
Fulgent Genetics, Inc.* (Health Care Providers & Services)	29	464
Fulton Financial Corp. (Banks)	476	5,012
Funko, Inc.* (Distributors)	71	412
FutureFuel Corp. (Chemicals)	77	920
FVCBankcorp, Inc.* (Banks)	35	377
G1 Therapeutics, Inc.* (Biotechnology)	101	2,450
Gaia, Inc.* (Internet & Direct Marketing Retail)	35	293
GAIN Capital Holdings, Inc. (Capital Markets)	59	355
Galectin Therapeutics, Inc.* (Biotechnology)	110	337
Galera Therapeutics, Inc.* (Biotechnology)	26	186
GAMCO Investors, Inc.—Class A (Capital Markets)	16	213
GameStop Corp.*(a)—Class A (Specialty Retail)	170	738
GAN, Ltd.* (Hotels, Restaurants & Leisure)	22	560
Gannett Co., Inc.* (Media)	390	538
GATX Corp. (Trading Companies & Distributors)	103	6,281
GCP Applied Technologies, Inc.* (Chemicals)	145	2,694
Genasys, Inc.* (Communications Equipment)	98	476
Genco Shipping & Trading, Ltd. (Marine)	51	320
Gencor Industries, Inc.* (Machinery)	27	341
General Finance Corp.* (Trading Companies & Distributors)	31	208
Genesco, Inc.* (Specialty Retail)	42	910
Genie Energy, Ltd.—Class B (Electric Utilities)	39	287
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	201	2,957
Genprex, Inc.* (Biotechnology)	85	267
Gentherm, Inc.* (Auto Components)	97	3,773
Genworth Financial, Inc.*—Class A (Insurance)	1,496	3,456
German American BanCorp, Inc. (Banks)	73	2,270
Geron Corp.* (Biotechnology)	550	1,199
Getty Realty Corp. (Equity Real Estate Investment Trusts)	100	2,968
Gibraltar Industries, Inc.* (Building Products)	97	4,657
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	130	1,728
Glacier BanCorp, Inc. (Banks)	284	10,021
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	100	1,875
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	56	888
Glaukos Corp.* (Health Care Equipment & Supplies)	125	4,803
Global Indemnity, Ltd. (Insurance)	24	575
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	122	1,382
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	267	4,467
Global Water Resources, Inc. (Water Utilities)	38	401
GlobalSCAPE, Inc. (Software)	42	410
Glu Mobile, Inc.* (Entertainment)	384	3,560
GlycoMimetics, Inc.* (Biotechnology)	100	376
GMS, Inc.* (Trading Companies & Distributors)	123	3,025
Gogo, Inc.* (Wireless Telecommunication Services)	170	537
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	270	1,955
Gold Resource Corp. (Metals & Mining)	194	797
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	50	446
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	27	194
Goosehead Insurance, Inc.*(a) (Insurance)	38	2,856
GoPro, Inc.*—Class A (Household Durables)	383	1,823
Gorman-Rupp Co. (Machinery)	52	1,616
Gossamer Bio, Inc.* (Biotechnology)	147	1,911
GP Strategies Corp.* (Professional Services)	39	335
Graham Corp. (Machinery)	29	369
Granite Construction, Inc. (Construction & Engineering)	139	2,660
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	162	1,163
Gray Television, Inc.* (Media)	265	3,697
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	61	561
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	188	1,741
Great Southern BanCorp, Inc. (Banks)	33	1,332
Great Western Bancorp, Inc. (Banks)	164	2,257
Green Brick Partners, Inc.* (Household Durables)	70	830
Green Dot Corp.*—Class A (Consumer Finance)	151	7,411
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	101	1,032

See accompanying notes to financial statements.

312 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Greene County BanCorp, Inc. (Thrifts & Mortgage Finance)	9	$201
Greenhill & Co., Inc. (Capital Markets)	42	420
Greenlane Holdings, Inc.*—Class A (Distributors)	30	119
Greenlight Capital Re, Ltd.*—Class A (Insurance)	86	561
GreenSky, Inc.*—Class A (IT Services)	184	902
Greif, Inc.—Class A (Containers & Packaging)	76	2,615
Greif, Inc.—Class B (Containers & Packaging)	18	753
Grid Dynamics Holdings, Inc.* (IT Services)	64	442
Griffin Industrial Realty, Inc. (Real Estate Management & Development)	8	433
Griffon Corp. (Building Products)	109	2,019
Gritstone Oncology, Inc.* (Biotechnology)	88	584
Group 1 Automotive, Inc. (Specialty Retail)	52	3,430
Groupon, Inc.* (Internet & Direct Marketing Retail)	68	1,232
GrowGeneration Corp.* (Specialty Retail)	85	581
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	48	345
GTT Communications, Inc.* (IT Services)	94	767
GTY Technology Holdings, Inc.* (Software)	131	546
Guaranty Bancshares, Inc. (Banks)	21	543
Guess?, Inc. (Specialty Retail)	130	1,257
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	477	520
GWG Holdings, Inc.* (Diversified Financial Services)	9	69
H&E Equipment Services, Inc. (Trading Companies & Distributors)	95	1,756
H.B. Fuller Co. (Chemicals)	153	6,824
Halozyme Therapeutics, Inc.* (Biotechnology)	403	10,803
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	20	238
Hamilton Lane, Inc. (Capital Markets)	65	4,379
Hancock Whitney Corp. (Banks)	256	5,427
Hanger, Inc.* (Health Care Providers & Services)	110	1,822
Hanmi Financial Corp. (Banks)	91	884
Hannon Armstrong Sustainable, Inc.—Class I (Mortgage Real Estate Investment Trusts)	210	5,976
Harborone BanCorp, Inc.* (Banks)	157	1,341
Harmonic, Inc.* (Communications Equipment)	281	1,335
Harpoon Therapeutics, Inc.* (Biotechnology)	31	515
Harrow Health, Inc.* (Pharmaceuticals)	66	344
Harsco Corp.* (Machinery)	232	3,134
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	112	347
Haverty Furniture Cos., Inc. (Specialty Retail)	50	800
Hawaiian Holdings, Inc. (Airlines)	135	1,895
Hawkins, Inc. (Chemicals)	29	1,235
Hawthorn Bancshares, Inc. (Banks)	17	335
Haynes International, Inc. (Metals & Mining)	37	864
HBT Financial, Inc. (Banks)	29	387
HC2 Holdings, Inc.* (Construction & Engineering)	130	434
HCI Group, Inc. (Insurance)	18	831
Health Catalyst, Inc.* (Health Care Technology)	96	2,800
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	401	11,745
Healthcare Services Group, Inc. (Commercial Services & Supplies)	221	5,406
HealthEquity, Inc.* (Health Care Providers & Services)	207	12,145
HealthStream, Inc.* (Health Care Technology)	76	1,682
Heartland Express, Inc. (Road & Rail)	135	2,811
Heartland Financial USA, Inc. (Banks)	103	3,444
Hecla Mining Co. (Metals & Mining)	1,548	5,062
Heidrick & Struggles International, Inc. (Professional Services)	57	1,232
Helen of Troy, Ltd.* (Household Durables)	75	14,141
Helios Technologies, Inc. (Machinery)	87	3,241
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	423	1,468
Hemisphere Media Group, Inc.* (Media)	49	482
Herc Holdings, Inc.* (Trading Companies & Distributors)	72	2,213
Heritage Commerce Corp. (Banks)	172	1,291
Heritage Financial Corp. (Banks)	107	2,140
Heritage Insurance Holdings, Inc. (Insurance)	74	969
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	45	786
Herman Miller, Inc. (Commercial Services & Supplies)	175	4,132
Heron Therapeutics, Inc.* (Biotechnology)	260	3,825
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	101	582
Hertz Global Holdings, Inc.* (Road & Rail)	258	364
Heska Corp.* (Health Care Equipment & Supplies)	21	1,957
HF Foods Group, Inc.* (Food & Staples Retailing)	105	950
Hibbett Sports, Inc.* (Specialty Retail)	49	1,026
Hillenbrand, Inc. (Machinery)	220	5,955
Hilltop Holdings, Inc. (Banks)	214	3,948
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	253	4,946
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	4	671
HMS Holdings Corp.* (Health Care Technology)	261	8,454
HNI Corp. (Commercial Services & Supplies)	126	3,852
Home BanCorp, Inc. (Thrifts & Mortgage Finance)	23	615
Home BancShares, Inc. (Banks)	454	6,983
HomeStreet, Inc. (Thrifts & Mortgage Finance)	68	1,673
HomeTrust Bancshares, Inc. (Banks)	46	736
Homology Medicines, Inc.* (Biotechnology)	101	1,534
Hooker Furniture Corp. (Household Durables)	35	681
Hookipa Pharma, Inc.* (Biotechnology)	37	430
Hope Bancorp, Inc. (Banks)	348	3,209
Horace Mann Educators Corp. (Insurance)	123	4,518
Horizon BanCorp, Inc. (Banks)	127	1,358
Hostess Brands, Inc.* (Food Products)	363	4,436
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	313	567
Houlihan Lokey, Inc. (Capital Markets)	131	7,289
Howard BanCorp, Inc.* (Banks)	39	414
Hub Group, Inc.*—Class A (Air Freight & Logistics)	97	4,643
Hudson, Ltd.*—Class A (Specialty Retail)	117	570

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 313

Common Stocks, continued

	Shares	Value
Hurco Cos., Inc. (Machinery)	19	$531
Huron Consulting Group, Inc.* (Professional Services)	67	2,965
Hyster-Yale Materials Handling, Inc. (Machinery)	29	1,121
I3 Verticals, Inc.*—Class A (IT Services)	44	1,331
IBERIABANK Corp. (Banks)	155	7,059
iBio, Inc.* (Biotechnology)	142	315
iCAD, Inc.* (Health Care Technology)	60	599
ICF International, Inc. (Professional Services)	54	3,501
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	66	1,754
Ideaya Biosciences, Inc.* (Biotechnology)	36	512
IDT Corp.*—Class B (Diversified Telecommunication Services)	45	294
IES Holdings, Inc.* (Construction & Engineering)	24	556
IGM Biosciences, Inc.* (Biotechnology)	21	1,533
iHeartMedia, Inc.*—Class A (Media)	177	1,478
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	267	12,607
IMARA, Inc.* (Pharmaceuticals)	15	414
IMAX Corp.* (Entertainment)	147	1,648
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	53	330
Immunic, Inc.* (Biotechnology)	10	121
ImmunoGen, Inc.* (Biotechnology)	509	2,341
Immunovant, Inc.* (Biotechnology)	57	1,388
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	50	1,374
Independence Holding Co. (Insurance)	14	428
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	281	3,229
Independent Bank Corp. (Banks)	97	6,508
Independent Bank Corp. (Banks)	63	936
Independent Bank Group, Inc. (Banks)	110	4,457
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	193	3,966
Infinera Corp.* (Communications Equipment)	462	2,735
Information Services Group, Inc.* (IT Services)	104	215
Infusystem Holdings, Inc.* (Health Care Providers & Services)	43	496
Ingevity Corp.* (Chemicals)	123	6,466
Ingles Markets, Inc. (Food & Staples Retailing)	42	1,809
Innospec, Inc. (Chemicals)	73	5,639
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	49	4,313
Innoviva, Inc.* (Pharmaceuticals)	188	2,628
Inogen, Inc.* (Health Care Equipment & Supplies)	55	1,954
Inovalon Holdings, Inc.* (Health Care Technology)	219	4,218
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	427	11,507
Inseego Corp.* (Communications Equipment)	202	2,343
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	103	5,068
Insmed, Inc.* (Biotechnology)	300	8,262
Insperity, Inc. (Professional Services)	108	6,991
Inspire Medical Systems, Inc.* (Health Care Technology)	78	6,788
Installed Building Products, Inc.* (Household Durables)	68	4,677
Insteel Industries, Inc. (Building Products)	55	1,049
Integer Holdings Corp.* (Health Care Equipment & Supplies)	97	7,086
Intellia Therapeutics, Inc.* (Biotechnology)	130	2,733
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	47	355
Intelligent Systems Corp.* (Software)	21	716
Inter Parfums, Inc. (Personal Products)	53	2,552
Intercept Pharmaceuticals, Inc.* (Biotechnology)	77	3,689
InterDigital, Inc. (Communications Equipment)	91	5,153
Interface, Inc. (Commercial Services & Supplies)	173	1,408
International Bancshares Corp. (Banks)	158	5,059
International Game Technology PLC (Hotels, Restaurants & Leisure)	295	2,626
International Money Express, Inc.* (IT Services)	39	486
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	73	1,193
Intersect ENT, Inc.* (Pharmaceuticals)	96	1,300
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	69	377
INTL. FCStone, Inc.* (Capital Markets)	48	2,640
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	163	4,184
Intrepid Potash, Inc.* (Chemicals)	282	279
IntriCon Corp.* (Health Care Equipment & Supplies)	25	338
Invacare Corp. (Health Care Equipment & Supplies)	100	637
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	493	1,844
Investar Holding Corp. (Banks)	30	435
Investors Bancorp, Inc. (Banks)	684	5,814
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	36	2,538
Investors Title Co. (Insurance)	4	485
Invitae Corp.* (Biotechnology)	342	10,359
Iradimed Corp.* (Health Care Equipment & Supplies)	17	395
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	80	9,270
Iridium Communications, Inc.* (Diversified Telecommunication Services)	349	8,879
iRobot Corp.* (Household Durables)	82	6,880
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	473	4,881
iStar, Inc. (Equity Real Estate Investment Trusts)	220	2,710
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	120	571
Itron, Inc.* (Electronic Equipment, Instruments & Components)	119	7,883
IVERIC bio, Inc.* (Biotechnology)	134	683
J & J Snack Foods Corp. (Food Products)	44	5,594
j2 Global, Inc.* (Software)	137	8,660
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	67	4,964
James River Group Holdings, Ltd. (Insurance)	89	4,005

See accompanying notes to financial statements.

314 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Jeld-Wen Holding, Inc.* (Building Products)	201	$3,238
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	66	903
John B. Sanfilippo & Son, Inc. (Food Products)	26	2,219
John Bean Technologies Corp. (Machinery)	93	8,000
Johnson Outdoors, Inc.—Class A (Leisure Products)	15	1,365
Jounce Therapeutics, Inc.* (Biotechnology)	51	352
K12, Inc.* (Diversified Consumer Services)	118	3,214
Kadant, Inc. (Machinery)	34	3,388
Kadmon Holdings, Inc.* (Biotechnology)	478	2,447
Kaiser Aluminum Corp. (Metals & Mining)	47	3,460
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	117	1,230
Kaleido Biosciences, Inc.* (Pharmaceuticals)	29	215
Kalvista Pharmaceuticals, Inc.* (Biotechnology)	40	484
Kaman Corp.—Class A (Trading Companies & Distributors)	82	3,411
KAR Auction Services, Inc. (Commercial Services & Supplies)	383	5,270
Karuna Therapeutics, Inc.* (Biotechnology)	46	5,127
Karyopharm Therapeutics, Inc.* (Biotechnology)	208	3,940
KB Home (Household Durables)	262	8,038
KBR, Inc. (IT Services)	422	9,515
Kearny Financial Corp. (Thrifts & Mortgage Finance)	224	1,832
Kelly Services, Inc.—Class A (Professional Services)	100	1,582
Kennametal, Inc. (Machinery)	246	7,063
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	363	5,525
Keros Therapeutics, Inc.* (Biotechnology)	21	788
Kezar Life Sciences, Inc.* (Biotechnology)	77	399
Kforce, Inc. (Professional Services)	59	1,726
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	71	961
Kimball International, Inc.—Class B (Commercial Services & Supplies)	107	1,237
Kindred Biosciences, Inc.* (Biotechnology)	110	494
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	56	1,427
Kinsale Capital Group, Inc. (Insurance)	62	9,622
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	246	2,839
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	85	1,409
Knoll, Inc. (Commercial Services & Supplies)	149	1,816
Knowles Corp.* (Electronic Equipment, Instruments & Components)	263	4,013
Kodiak Sciences, Inc.* (Biotechnology)	86	4,654
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	153	2,725
Koppers Holdings, Inc.* (Chemicals)	61	1,149
Korn Ferry (Professional Services)	163	5,009
Kosmos Energy, Ltd. (Oil, Gas & Consumable Fuels)	1,195	1,984
Kraton Corp.* (Chemicals)	93	1,607
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	314	4,908
Kronos Worldwide, Inc. (Chemicals)	66	687
Krystal Biotech, Inc.* (Biotechnology)	35	1,450
Kura Oncology, Inc.* (Biotechnology)	157	2,559
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	10	143
KVH Industries, Inc.* (Communications Equipment)	48	429
L B Foster Co.*—Class A (Machinery)	30	383
La Jolla Pharmaceutical Co.* (Biotechnology)	53	226
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	313	2,535
Lakeland Bancorp, Inc. (Banks)	145	1,657
Lakeland Financial Corp. (Banks)	72	3,354
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	23	516
Lancaster Colony Corp. (Food Products)	56	8,679
Landec Corp.* (Food Products)	77	613
Landmark BanCorp, Inc. (Banks)	11	272
Lands' End, Inc.* (Internet & Direct Marketing Retail)	34	273
Lannett Co., Inc.* (Pharmaceuticals)	94	682
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	197	2,817
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	399	11,328
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	319	3,179
Lawson Products, Inc.* (Trading Companies & Distributors)	13	419
La-Z-Boy, Inc. (Household Durables)	132	3,572
LCI Industries (Auto Components)	73	8,393
LCNB Corp. (Banks)	36	575
Legacy Housing Corp.* (Household Durables)	25	356
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	49	1,294
LendingClub Corp.* (Consumer Finance)	204	928
Level One BanCorp, Inc. (Banks)	15	251
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	122	243
Lexington Realty Trust (Equity Real Estate Investment Trusts)	759	8,007
LGI Homes, Inc.* (Household Durables)	66	5,810
LHC Group, Inc.* (Health Care Providers & Services)	90	15,690
Liberty Braves Group*—Class A (Entertainment)	30	602
Liberty Braves Group*—Class C (Entertainment)	108	2,132
Liberty Latin America, Ltd.*—Class A (Media)	137	1,332
Liberty Latin America, Ltd.*—Class C (Media)	333	3,144
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	187	1,025
Liberty TripAdvisor Holdings, Inc.*—Class A (Interactive Media & Services)	216	460
Lifetime Brands, Inc. (Household Durables)	35	235
Lifevantage Corp.* (Personal Products)	41	554
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	43	4,810
Limelight Networks, Inc.* (IT Services)	344	2,532
Limestone BanCorp, Inc.* (Banks)	15	197
Limoneira Co. (Food Products)	48	696

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 315

Common Stocks, continued

	Shares	Value
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	76	$587
Lindsay Corp. (Machinery)	32	2,951
Liquidia Technologies, Inc.* (Pharmaceuticals)	60	505
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	82	489
Lithia Motors, Inc.—Class A (Specialty Retail)	65	9,836
LivaNova PLC* (Health Care Equipment & Supplies)	145	6,979
Live Oak Bancshares, Inc. (Banks)	83	1,204
Livent Corp.* (Chemicals)	435	2,680
LivePerson, Inc.* (Software)	181	7,499
LiveRamp Holdings, Inc.* (IT Services)	194	8,238
LiveXLive Media, Inc.* (Entertainment)	89	322
LogicBio Therapeutics, Inc.* (Biotechnology)	36	305
Loral Space & Communications, Inc. (Media)	38	742
Louisiana-Pacific Corp. (Paper & Forest Products)	334	8,566
LSI Industries, Inc. (Electrical Equipment)	76	492
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	115	4,332
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	85	1,178
Luminex Corp. (Life Sciences Tools & Services)	126	4,099
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	86	502
Luther Burbank Corp. (Thrifts & Mortgage Finance)	55	550
Luxfer Holdings PLC (Machinery)	85	1,203
Lydall, Inc.* (Machinery)	51	692
Lyra Therapeutics, Inc.* (Pharmaceuticals)	12	136
M.D.C. Holdings, Inc. (Household Durables)	151	5,391
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	139	4,775
M/I Homes, Inc.* (Household Durables)	83	2,859
Macatawa Bank Corp. (Banks)	78	610
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	270	4,128
Mackinac Financial Corp. (Banks)	27	280
MacroGenics, Inc.* (Biotechnology)	142	3,965
Macy's, Inc.(a) (Multiline Retail)	926	6,371
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	26	2,945
Magellan Health, Inc.* (Health Care Providers & Services)	69	5,036
Magenta Therapeutics, Inc.* (Biotechnology)	50	376
Magnite, Inc.* (Software)	306	2,041
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	372	2,254
Mainstreet Bancshares, Inc.* (Banks)	21	277
Majesco* (Software)	22	173
Malibu Boats, Inc.* (Leisure Products)	61	3,169
Mallinckrodt PLC* (Pharmaceuticals)	251	673
MannKind Corp.* (Biotechnology)	631	1,104
ManTech International Corp.—Class A (IT Services)	81	5,548
Marcus & Millichap, Inc.* (Real Estate Management & Development)	69	1,991
Marine Products Corp. (Leisure Products)	21	291
MarineMax, Inc.* (Specialty Retail)	61	1,366
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	251	638
Marker Therapeutics, Inc.* (Biotechnology)	87	180
Marlin Business Services Corp. (Diversified Financial Services)	25	212
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	120	9,865
Marrone Bio Innovations, Inc.* (Chemicals)	200	234
Marten Transport, Ltd. (Road & Rail)	117	2,944
Masonite International Corp.* (Building Products)	72	5,600
MasTec, Inc.* (Construction & Engineering)	168	7,538
Mastech Digital, Inc.* (Professional Services)	12	311
MasterCraft Boat Holdings, Inc.* (Leisure Products)	55	1,048
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	327	2,780
Materion Corp. (Metals & Mining)	60	3,689
Matrix Service Co.* (Energy Equipment & Services)	77	748
Matson, Inc. (Marine)	127	3,696
Matthews International Corp.—Class A (Commercial Services & Supplies)	90	1,719
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	20	222
MAX Holdings, Inc. (Real Estate Management & Development)	53	1,666
Maxar Technologies, Inc. (Aerospace & Defense)	179	3,215
MAXIMUS, Inc. (IT Services)	181	12,750
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	198	4,249
Mayville Engineering Co., Inc.* (Metals & Mining)	22	174
MBIA, Inc.* (Insurance)	206	1,494
McGrath RentCorp (Commercial Services & Supplies)	72	3,889
MediciNova, Inc.* (Biotechnology)	125	678
Medifast, Inc. (Personal Products)	33	4,579
MEDNAX, Inc.* (Health Care Providers & Services)	246	4,207
Medpace Holdings* (Life Sciences Tools & Services)	81	7,535
MEI Pharma, Inc.* (Biotechnology)	306	1,264
MeiraGTx Holdings PLC* (Biotechnology)	61	764
Menlo Therapeutics, Inc.* (Pharmaceuticals)	316	547
Mercantile Bank Corp. (Banks)	47	1,062
Merchants BanCorp (Thrifts & Mortgage Finance)	26	481
Meredith Corp. (Media)	118	1,717
Meridian BanCorp, Inc. (Thrifts & Mortgage Finance)	139	1,612
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	126	2,935
Meridian Corp.* (Banks)	16	254
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	161	7,349
Meritage Homes Corp.* (Household Durables)	110	8,373
Meritor, Inc.* (Machinery)	206	4,079
Mersana Therapeutics, Inc.* (Biotechnology)	136	3,182
Mesa Air Group, Inc.* (Airlines)	87	299

See accompanying notes to financial statements.

316 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	12	$2,602
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	99	1,799
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	108	3,376
Metrocity Bankshares, Inc. (Banks)	51	731
Metropolitan Bank Holding Corp.* (Banks)	21	674
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,346	3,352
MGE Energy, Inc. (Electric Utilities)	104	6,709
MGP Ingredients, Inc. (Beverages)	38	1,395
MicroStrategy, Inc.*—Class A (Software)	23	2,721
Mid Penn BanCorp, Inc. (Banks)	21	387
Middlefield Banc Corp. (Banks)	18	374
Middlesex Water Co. (Water Utilities)	51	3,426
Midland States Bancorp, Inc. (Banks)	65	972
MidwestOne Financial Group, Inc. (Banks)	44	880
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	104	203
Miller Industries, Inc. (Machinery)	33	982
Mimecast, Ltd.* (Software)	167	6,957
Minerals Technologies, Inc. (Chemicals)	101	4,740
Minerva Neurosciences, Inc.* (Biotechnology)	97	350
Mirati Therapeutics, Inc.* (Biotechnology)	109	12,444
Mirum Pharmaceuticals, Inc.* (Biotechnology)	15	292
Misonix, Inc.* (Health Care Equipment & Supplies)	43	584
Mistras Group, Inc.* (Professional Services)	54	213
Mitek System, Inc.* (Software)	119	1,144
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	14	324
MobileIron, Inc.* (Software)	285	1,405
Model N, Inc.* (Software)	101	3,511
Modine Manufacturing Co.* (Auto Components)	147	811
Moelis & Co. (Capital Markets)	157	4,892
Molecular Templates, Inc.* (Biotechnology)	72	993
Momenta Pharmaceuticals, Inc.* (Biotechnology)	350	11,644
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	37	1,261
MoneyGram International, Inc.* (IT Services)	184	591
Monmouth Real Estate Investment Corp.—Class A (Equity Real Estate Investment Trusts)	282	4,086
Monro, Inc. (Specialty Retail)	98	5,384
Montage Resources Corp.* (Oil, Gas & Consumable Fuels)	64	253
Moog, Inc.—Class A (Aerospace & Defense)	92	4,874
Morphic Holding, Inc.* (Biotechnology)	41	1,109
Motorcar Parts of America, Inc.* (Auto Components)	56	990
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	47	509
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	227	2,824
MRC Global, Inc.* (Trading Companies & Distributors)	233	1,377
MSG Networks, Inc.*—Class A (Media)	118	1,174
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	57	1,003
Mueller Industries, Inc. (Machinery)	166	4,412
Mueller Water Products, Inc.—Class A (Machinery)	465	4,385
Murphy USA, Inc.* (Specialty Retail)	82	9,232
Mustang Bio, Inc.* (Biotechnology)	85	270
MVB Financial Corp. (Banks)	29	386
Myers Industries, Inc. (Containers & Packaging)	106	1,542
Myokardia, Inc.* (Pharmaceuticals)	147	14,202
MYR Group, Inc.* (Construction & Engineering)	48	1,532
Myriad Genetics, Inc.* (Biotechnology)	211	2,393
Nabors Industries, Ltd.*(a) (Energy Equipment & Services)	21	777
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	11	256
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	112	3,287
Nanthealth, Inc.* (Health Care Technology)	80	366
Nantkwest, Inc.* (Biotechnology)	85	1,044
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	35	819
Natera, Inc.* (Biotechnology)	207	10,321
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	9	506
National Bank Holdings Corp. (Banks)	87	2,349
National Bankshares, Inc. (Banks)	19	543
National Beverage Corp.*(a) (Beverages)	35	2,136
National CineMedia, Inc. (Media)	185	549
National Energy Services Reunited Corp.* (Energy Equipment & Services)	61	420
National General Holdings Corp. (Insurance)	202	4,365
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	128	7,772
National Healthcare Corp. (Health Care Providers & Services)	37	2,347
National Presto Industries, Inc. (Aerospace & Defense)	15	1,311
National Research Corp. (Health Care Providers & Services)	40	2,328
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	184	5,273
National Vision Holdings, Inc.* (Specialty Retail)	239	7,294
National Western Life Group, Inc.—Class A (Insurance)	8	1,626
Natural Grocers By Vitamin Cottage, Inc. (Food & Staples Retailing)	27	402
Nature's Sunshine Products, Inc.* (Personal Products)	26	234
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	2,182
Nautilus, Inc.* (Leisure Products)	88	816
Navient Corp. (Consumer Finance)	568	3,993
Navistar International Corp.* (Machinery)	148	4,174
NBT Bancorp, Inc. (Banks)	126	3,876
Neenah, Inc. (Paper & Forest Products)	50	2,473
Nelnet, Inc.—Class A (Consumer Finance)	52	2,482

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 317

Common Stocks, continued

	Shares	Value
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	20	$185
Neogen Corp.* (Health Care Equipment & Supplies)	156	12,105
NeoGenomics, Inc.* (Life Sciences Tools & Services)	307	9,511
Neoleukin Therapeutics, Inc.* (Biotechnology)	88	1,461
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	143	1,270
Nesco Holdings, Inc.* (Trading Companies & Distributors)	39	157
NETGEAR, Inc.* (Communications Equipment)	86	2,227
NetScout Systems, Inc.* (Communications Equipment)	210	5,368
Neubase Therapeutics, Inc.* (Biotechnology)	51	448
Neurobo Pharmaceuticals, Inc.* (Biotechnology)	13	105
Nevro Corp.* (Health Care Equipment & Supplies)	100	11,946
New Age Beverages Corp.* (Beverages)	261	399
New Jersey Resources Corp. (Gas Utilities)	283	9,240
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	243	880
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,123	2,931
Newmark Group, Inc. (Real Estate Management & Development)	424	2,061
Newpark Resources, Inc.* (Energy Equipment & Services)	264	589
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	64	2,262
NextCure, Inc.* (Biotechnology)	49	1,051
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	62	134
NextGen Healthcare, Inc.* (Health Care Technology)	163	1,790
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	480	1,176
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	70	1,382
NI Holdings, Inc.* (Insurance)	27	399
NIC, Inc. (IT Services)	195	4,477
Nicolet Bankshares, Inc.* (Banks)	28	1,534
NL Industries, Inc. (Commercial Services & Supplies)	25	85
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	102	2,271
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	198	3,184
NN, Inc. (Machinery)	124	588
Noodles & Co.* (Hotels, Restaurants & Leisure)	93	563
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	428	1,738
Northeast Bank (Banks)	23	404
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	131	1,509
Northrim BanCorp, Inc. (Banks)	19	478
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	348	3,558
Northwest Natural Holding Co. (Gas Utilities)	90	5,021
Northwest Pipe Co.* (Construction & Engineering)	29	727
NorthWestern Corp. (Multi-Utilities)	151	8,233
Norwood Financial Corp. (Banks)	17	421
Novagold Resources, Inc.* (Metals & Mining)	705	6,473
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	101	10,783
Novavax, Inc.* (Biotechnology)	173	14,419
NOW, Inc.* (Trading Companies & Distributors)	325	2,805
NuVasive, Inc.* (Health Care Equipment & Supplies)	152	8,459
NV5 Global, Inc.* (Construction & Engineering)	31	1,576
NVE Corp. (Semiconductors & Semiconductor Equipment)	14	866
Nymox Pharmaceutical Corp.* (Biotechnology)	117	415
Oak Valley BanCorp (Banks)	20	254
Oceaneering International, Inc.* (Energy Equipment & Services)	294	1,879
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	172	3,032
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	3	77
Ocular Therapeutix, Inc.* (Pharmaceuticals)	152	1,266
Odonate Therapeutics, Inc.* (Pharmaceuticals)	39	1,651
Office Depot, Inc. (Specialty Retail)	1,549	3,640
Office Properties Income Trust (Equity Real Estate Investment Trusts)	142	3,688
OFG Bancorp (Banks)	150	2,006
Ohio Valley Banc Corp. (Banks)	13	293
O-I Glass, Inc. (Containers & Packaging)	465	4,176
Oil States International, Inc.* (Energy Equipment & Services)	179	850
Oil-Dri Corp. of America (Household Products)	15	521
Old National Bancorp (Banks)	486	6,687
Old Second BanCorp, Inc. (Banks)	85	661
Olympic Steel, Inc. (Metals & Mining)	27	317
Omega Flex, Inc. (Machinery)	9	952
Omeros Corp.* (Pharmaceuticals)	156	2,296
Omnicell, Inc.* (Health Care Technology)	126	8,898
Oncocyte Corp.* (Biotechnology)	128	244
ONE Gas, Inc. (Gas Utilities)	155	11,942
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	47	828
OneSpan, Inc.* (Software)	99	2,765
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	134	639
Onewater Marine, Inc.* (Specialty Retail)	14	340
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	141	4,800
Ooma, Inc.* (Diversified Telecommunication Services)	62	1,022
OP BanCorp (Thrifts & Mortgage Finance)	36	248
OPKO Health, Inc.*(a) (Biotechnology)	1,179	4,020
Oportun Financial Corp.* (Consumer Finance)	58	780
Oppenheimer Holdings, Inc.—Class A (Capital Markets)	28	610
OptimizeRx Corp.* (Health Care Technology)	43	560
Optinose, Inc.* (Pharmaceuticals)	91	677
Option Care Health, Inc.* (Health Care Providers & Services)	101	1,402

See accompanying notes to financial statements.

318 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	185	$2,152
ORBCOMM, Inc.* (Diversified Telecommunication Services)	219	843
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	197	928
Organogenesis Holdings, Inc.* (Biotechnology)	60	230
Orgenesis, Inc.* (Biotechnology)	54	328
ORIC Pharmaceuticals, Inc.* (Biotechnology)	26	877
Origin Bancorp, Inc. (Banks)	65	1,430
Orion Energy Systems, Inc.* (Electrical Equipment)	79	273
Orion Engineered Carbons SA (Chemicals)	179	1,896
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	119	7,556
Orrstown Financial Services, Inc. (Banks)	32	472
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	55	1,760
Orthopediatrics Corp.* (Health Care Equipment & Supplies)	35	1,532
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	50	3,732
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	35	236
Otter Tail Corp. (Electric Utilities)	119	4,616
Overseas Shipholding Group, Inc.*—Class A (Oil, Gas & Consumable Fuels)	196	365
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	119	3,383
Ovid Therapeutics, Inc.* (Biotechnology)	127	936
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	776	7,410
Owens & Minor, Inc. (Health Care Providers & Services)	185	1,410
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	49	2,156
Oyster Point Pharma, Inc.* (Biotechnology)	15	433
P.H. Glatfelter Co. (Paper & Forest Products)	130	2,087
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	431	1,487
Pacific Premier Bancorp, Inc. (Banks)	250	5,420
Pacira BioSciences, Inc.* (Pharmaceuticals)	123	6,453
PAE, Inc.* (Aerospace & Defense)	175	1,673
Palomar Holdings, Inc.* (Insurance)	57	4,888
PAM Transportation Services, Inc.* (Road & Rail)	5	154
Pangaea Logistics Solutions, Ltd. (Marine)	31	78
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	96	7,623
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	119	1,070
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	48	1,437
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	121	632
Park Aerospace Corp. (Aerospace & Defense)	56	624
Park City Group, Inc.* (Software)	37	157
Park National Corp. (Banks)	43	3,026
Parke BanCorp, Inc. (Banks)	31	420
Park-Ohio Holdings Corp. (Machinery)	26	431
Parsons Corp.* (Aerospace & Defense)	67	2,428
Passage Bio, Inc.* (Biotechnology)	40	1,093
Patrick Industries, Inc. (Building Products)	66	4,043
Patterson Cos., Inc. (Health Care Providers & Services)	252	5,544
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	543	1,884
PAVmed, Inc.* (Health Care Equipment & Supplies)	106	224
Paysign, Inc.* (IT Services)	91	884
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	286	2,929
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	33	1,530
PCB BanCorp (Banks)	37	381
PCSB Financial Corp. (Thrifts & Mortgage Finance)	44	558
PCTEL, Inc. (Communications Equipment)	52	347
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	296	3,682
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	86	1,682
PDL BioPharma, Inc.* (Biotechnology)	337	981
PDL Community BanCorp* (Thrifts & Mortgage Finance)	22	224
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	186	536
Peapack Gladstone Financial Corp. (Banks)	54	1,011
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	386	5,273
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	397	12,124
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	40	381
Penns Woods BanCorp, Inc. (Banks)	20	454
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	138	5,767
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	294	5,154
Peoples BanCorp of North Carolina, Inc. (Banks)	13	230
Peoples Bancorp, Inc. (Banks)	55	1,170
Peoples Financial Services Corp. (Banks)	21	802
People's Utah Bancorp (Banks)	47	1,056
Perdoceo Education Corp.* (Diversified Consumer Services)	205	3,266
Perficient, Inc.* (IT Services)	97	3,471
Performance Food Group Co.* (Food & Staples Retailing)	389	11,335
Personalis, Inc.* (Life Sciences Tools & Services)	58	752
Perspecta, Inc. (IT Services)	413	9,593
Petiq, Inc.* (Health Care Providers & Services)	61	2,125
PetMed Express, Inc. (Internet & Direct Marketing Retail)	58	2,067
Pfenex, Inc.* (Biotechnology)	102	852
PFSweb, Inc.* (IT Services)	41	274
PGT Innovations, Inc.* (Building Products)	172	2,697
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	44	202
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	32	1,053

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 319

Common Stocks, continued

	Shares	Value
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	60	$1,576
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	187	2,081
Phreesia, Inc.* (Health Care Technology)	85	2,404
Physicians Realty Trust (Equity Real Estate Investment Trusts)	602	10,547
PICO Holdings, Inc.* (Commercial Services & Supplies)	51	430
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	374	6,212
Pieris Pharmaceuticals, Inc.* (Biotechnology)	147	456
Ping Identity Holding Corp.* (Software)	47	1,508
Pioneer BanCorp, Inc.* (Thrifts & Mortgage Finance)	34	311
Piper Sandler Cos. (Capital Markets)	52	3,076
Pitney Bowes, Inc. (Commercial Services & Supplies)	514	1,336
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	112	362
PJT Partners, Inc.—Class A (Capital Markets)	70	3,594
Plantronics, Inc. (Communications Equipment)	99	1,453
Playags, Inc.* (Hotels, Restaurants & Leisure)	79	267
Plexus Corp.* (Electronic Equipment, Instruments & Components)	85	5,998
Plug Power, Inc.* (Electrical Equipment)	961	7,890
Plumas BanCorp (Banks)	14	310
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	44	563
PNM Resources, Inc. (Electric Utilities)	236	9,072
PolyOne Corp. (Chemicals)	271	7,109
Portland General Electric Co. (Electric Utilities)	267	11,163
Portola Pharmaceuticals, Inc.* (Biotechnology)	233	4,192
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	194	7,378
Powell Industries, Inc. (Electrical Equipment)	27	740
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	87	10,277
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	81	374
PQ Group Holdings, Inc.* (Chemicals)	114	1,509
PRA Group, Inc.* (Consumer Finance)	134	5,180
Precigen, Inc.*(a) (Biotechnology)	196	978
Precision BioSciences, Inc.* (Biotechnology)	135	1,125
Preferred Apartment Communities, Inc.—Class A (Equity Real Estate Investment Trusts)	141	1,072
Preferred Bank (Banks)	41	1,757
Preformed Line Products Co. (Electrical Equipment)	9	450
Premier Financial BanCorp, Inc. (Banks)	39	500
Premier Financial Corp. (Thrifts & Mortgage Finance)	110	1,944
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	149	5,596
Prevail Therapeutics, Inc.* (Biotechnology)	42	626
PriceSmart, Inc. (Food & Staples Retailing)	67	4,042
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2	142
Primo Water Corp. (Beverages)	463	6,366
Primoris Services Corp. (Construction & Engineering)	142	2,522
Principia BioPharma, Inc.* (Biotechnology)	87	5,202
Priority Technology Holdings, Inc.* (IT Services)	23	60
ProAssurance Corp. (Insurance)	159	2,301
Professional Holding Corp.*—Class A (Banks)	14	194
Progress Software Corp. (Software)	133	5,154
Progyny, Inc.* (Health Care Providers & Services)	78	2,013
ProPetro Holding Corp.* (Energy Equipment & Services)	238	1,223
PROS Holdings, Inc.* (Software)	116	5,154
ProSight Global, Inc.* (Insurance)	28	249
Protagonist Therapeutics, Inc.* (Biotechnology)	67	1,183
Protara Therapeutics, Inc.* (Biotechnology)	6	176
Protective Insurance Corp.—Class B (Insurance)	27	407
Prothena Corp. PLC* (Biotechnology)	91	952
Proto Labs, Inc.* (Machinery)	79	8,885
Provention Bio, Inc.* (Pharmaceuticals)	126	1,778
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	26	204
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	18	241
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	180	2,601
Prudential BanCorp, Inc. (Thrifts & Mortgage Finance)	25	301
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	60	7,944
PTC Therapeutics, Inc.* (Biotechnology)	183	9,285
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	41	429
Puma Biotechnology, Inc.* (Biotechnology)	91	949
Pure Cycle Corp.* (Water Utilities)	58	533
Purple Innovation, Inc.* (Household Durables)	42	756
Pzena Investment Management, Inc.—Class A (Capital Markets)	51	277
Q2 Holdings, Inc.* (Software)	147	12,610
QAD, Inc. (Software)	34	1,404
QCR Holdings, Inc. (Banks)	44	1,372
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	178	11,408
Quad/Graphics, Inc. (Commercial Services & Supplies)	99	322
Quaker Chemical Corp. (Chemicals)	39	7,241
Qualys, Inc.* (Software)	101	10,505
Quanex Building Products Corp. (Building Products)	97	1,346
Quanterix Corp.* (Life Sciences Tools & Services)	56	1,534
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	87	336
QuinStreet, Inc.* (Interactive Media & Services)	140	1,464
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	255	1,867
Quotient, Ltd.* (Health Care Equipment & Supplies)	179	1,325
R1 RCM, Inc.* (Health Care Providers & Services)	317	3,535

See accompanying notes to financial statements.

320 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Radian Group, Inc. (Thrifts & Mortgage Finance)	568	$8,810
Radiant Logistics, Inc.* (Air Freight & Logistics)	116	456
Radius Health, Inc.* (Biotechnology)	135	1,840
RadNet, Inc.* (Health Care Providers & Services)	127	2,015
Rafael Holdings, Inc.*—Class B (Real Estate Management & Development)	27	388
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	336	5,107
Range Resources Corp. (Oil, Gas & Consumable Fuels)	635	3,575
Ranpak Holdings Corp.* (Containers & Packaging)	86	640
Rapid7, Inc.* (Software)	149	7,602
RAPT Therapeutics, Inc.* (Biotechnology)	33	958
Raven Industries, Inc. (Industrial Conglomerates)	106	2,280
Rayonier Advanced Materials, Inc.* (Chemicals)	184	517
RBB BanCorp (Banks)	49	669
RBC Bearings, Inc.* (Machinery)	73	9,786
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	26	360
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	108	939
Realogy Holdings Corp. (Real Estate Management & Development)	340	2,519
Recro Pharma, Inc. (Biotechnology)	57	259
Red River Bancshares, Inc. (Banks)	15	658
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	38	388
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	195	2,127
Red Violet, Inc.* (Professional Services)	19	335
Redfin Corp.* (Real Estate Management & Development)	285	11,943
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	341	2,387
Regenxbio, Inc.* (Biotechnology)	101	3,720
Regional Management Corp.* (Consumer Finance)	25	443
Regis Corp.* (Diversified Consumer Services)	70	573
Reliant BanCorp, Inc. (Banks)	46	749
Relmada Therapeutics, Inc.* (Pharmaceuticals)	42	1,880
Renasant Corp. (Banks)	161	4,009
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	113	2,800
Rent-A-Center, Inc. (Specialty Retail)	144	4,006
Repay Holdings Corp.* (IT Services)	109	2,685
Replimune Group, Inc.* (Biotechnology)	51	1,267
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	72	647
Republic Bancorp, Inc.—Class A (Banks)	29	949
Republic First BanCorp, Inc.* (Banks)	135	329
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	79	321
Resideo Technologies, Inc.* (Building Products)	367	4,301
Resonant, Inc.* (Communications Equipment)	147	343
Resources Connection, Inc. (Professional Services)	90	1,077
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	339	3,841
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	636	4,656
Retail Value, Inc. (Equity Real Estate Investment Trusts)	49	606
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	39	274
Retrophin, Inc.* (Biotechnology)	123	2,510
REV Group, Inc. (Machinery)	81	494
Revance Therapeutics, Inc.* (Pharmaceuticals)	168	4,103
Revlon, Inc.*—Class A (Personal Products)	20	198
REVOLUTION Medicines, Inc.* (Biotechnology)	43	1,358
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	17	1,179
Rexnord Corp. (Machinery)	316	9,211
RGC Resources, Inc. (Gas Utilities)	23	556
RH* (Specialty Retail)	50	12,444
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	100	2,230
Ribbon Communications, Inc.* (Communications Equipment)	202	794
Richmond Mutual BanCorp, Inc. (Banks)	36	405
Rigel Pharmaceuticals, Inc.* (Biotechnology)	504	922
Rimini Street, Inc.* (Software)	61	314
Rite Aid Corp.*(a) (Food & Staples Retailing)	162	2,764
Riverview BanCorp, Inc. (Thrifts & Mortgage Finance)	64	362
RLI Corp. (Insurance)	117	9,605
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	487	4,597
Rocket Pharmaceuticals, Inc.* (Biotechnology)	101	2,114
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	203	396
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	20	411
Rogers Corp.* (Electronic Equipment, Instruments & Components)	55	6,852
Rosetta Stone, Inc.* (Entertainment)	69	1,163
RPC, Inc.* (Energy Equipment & Services)	170	524
RPT Realty (Equity Real Estate Investment Trusts)	239	1,663
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	168	534
Rubius Therapeutics, Inc.* (Biotechnology)	106	634
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	80	3,317
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	13	464
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	79	645
Ryerson Holding Corp.* (Metals & Mining)	47	265
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	150	5,190
S&T Bancorp, Inc. (Banks)	115	2,697
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	609	8,788
Safe Bulkers, Inc.* (Marine)	154	188

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 321

Common Stocks, continued

	Shares	Value
Safeguard Scientifics, Inc. (Capital Markets)	58	$406
Safehold, Inc. (Equity Real Estate Investment Trusts)	51	2,932
Safety Insurance Group, Inc. (Insurance)	44	3,355
Saga Communications, Inc.—Class A (Media)	11	282
Saia, Inc.* (Road & Rail)	78	8,671
SailPoint Technologies Holding, Inc.* (Software)	261	6,909
Salisbury BanCorp, Inc. (Banks)	8	328
Sally Beauty Holdings, Inc.* (Specialty Retail)	335	4,198
Sanderson Farms, Inc. (Food Products)	60	6,953
Sandy Spring Bancorp, Inc. (Banks)	137	3,395
Sangamo Therapeutics, Inc.* (Biotechnology)	341	3,055
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	199	4,983
Sapiens International Corp. N.V. (Software)	76	2,126
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	27	777
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	35	1,129
Savara, Inc.* (Biotechnology)	138	344
SB Financial Group, Inc. (Banks)	21	349
SB One BanCorp (Banks)	24	473
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	1,807
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	77	1,358
Scholar Rock Holding Corp.* (Biotechnology)	67	1,220
Scholastic Corp. (Media)	86	2,575
Schrodinger, Inc.* (Health Care Technology)	41	3,754
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	92	3,074
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	169	2,613
Scorpio Bulkers, Inc. (Marine)	16	245
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	152	1,947
scPharmaceuticals, Inc.* (Pharmaceuticals)	16	118
Sculptor Capital Management, Inc. (Capital Markets)	54	698
SeaChange International, Inc.* (Software)	89	134
Seacoast Banking Corp.* (Banks)	153	3,121
SEACOR Holdings, Inc.* (Energy Equipment & Services)	57	1,614
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	78	817
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	151	2,236
SecureWorks Corp.*—Class A (Software)	26	297
Security National Financial Corp.*—Class A (Thrifts & Mortgage Finance)	28	189
Select BanCorp, Inc.* (Banks)	47	383
Select Energy Services, Inc.* (Energy Equipment & Services)	175	858
Select Medical Holdings Corp.* (Health Care Providers & Services)	322	4,743
Selecta Biosciences, Inc.* (Biotechnology)	201	571
Selective Insurance Group, Inc. (Insurance)	175	9,230
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	191	9,974
Seneca Foods Corp.*—Class A (Food Products)	19	642
Sensient Technologies Corp. (Chemicals)	126	6,572
Seres Therapeutics, Inc.* (Biotechnology)	130	619
Seritage Growth Properties*—Class A (Equity Real Estate Investment Trusts)	101	1,151
Service Properties Trust (Equity Real Estate Investment Trusts)	486	3,446
ServiceSource International, Inc.* (IT Services)	258	408
ServisFirst Bancshares, Inc. (Banks)	144	5,149
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	277	2,573
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	104	5,510
Sharps Compliance Corp.* (Health Care Providers & Services)	42	295
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	143	7,048
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	79	3,742
Shoe Carnival, Inc. (Specialty Retail)	28	820
Shore Bancshares, Inc. (Banks)	37	410
Shotspotter, Inc.* (Software)	24	605
Shutterstock, Inc. (Internet & Direct Marketing Retail)	58	2,028
SI-BONE, Inc.* (Health Care Equipment & Supplies)	75	1,196
Siebert Financial Corp.* (Capital Markets)	30	152
Sientra, Inc.* (Health Care Equipment & Supplies)	138	534
Sierra BanCorp (Banks)	41	774
SIGA Technologies, Inc.* (Pharmaceuticals)	160	946
Signet Jewelers, Ltd. (Specialty Retail)	155	1,592
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	129	12,934
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	94	3,938
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	28	356
Silvergate Capital Corp.*—Class A (Banks)	46	644
Simmons First National Corp.—Class A (Banks)	321	5,492
Simply Good Foods Co.* (Food Products)	253	4,701
Simpson Manufacturing Co., Inc. (Building Products)	129	10,882
Simulations Plus, Inc. (Health Care Technology)	37	2,213
Sinclair Broadcast Group, Inc.—Class A (Media)	154	2,843
SITE Centers Corp. (Equity Real Estate Investment Trusts)	454	3,677
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	124	14,131
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	15	711
SJW Corp. (Water Utilities)	78	4,845
Skyline Corp.* (Household Durables)	161	3,919
SkyWest, Inc. (Airlines)	146	4,763
Sleep Number Corp.* (Specialty Retail)	80	3,331
SM Energy Co. (Oil, Gas & Consumable Fuels)	334	1,253
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	42	1,142
SmartFinancial, Inc. (Banks)	42	680

See accompanying notes to financial statements.

322 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Smith & Wesson Brands, Inc.* (Leisure Products)	162	$3,486
Smith Micro Software, Inc.* (Software)	99	442
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	85	631
Soleno Therapeutics, Inc.* (Biotechnology)	99	220
Solid Biosciences, Inc.* (Biotechnology)	73	214
Soliton, Inc.* (Health Care Equipment & Supplies)	16	124
Sonic Automotive, Inc.—Class A (Specialty Retail)	71	2,266
Sonos, Inc.* (Household Durables)	235	3,438
Sorrento Therapeutics, Inc.*(a) (Biotechnology)	520	3,266
South Jersey Industries, Inc. (Gas Utilities)	275	6,872
South Plains Financial, Inc. (Banks)	31	441
South State Corp. (Banks)	208	9,912
Southern First Bancshares, Inc.* (Banks)	22	610
Southern Missouri BanCorp, Inc. (Thrifts & Mortgage Finance)	23	559
Southern National BanCorp of Virginia, Inc. (Banks)	59	572
Southside Bancshares, Inc. (Banks)	94	2,606
Southwest Gas Holdings, Inc. (Gas Utilities)	164	11,324
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,612	4,127
SP Plus Corp.* (Commercial Services & Supplies)	68	1,408
Spark Energy, Inc.—Class A (Electric Utilities)	35	247
SpartanNash Co. (Food & Staples Retailing)	105	2,231
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	342	1,156
Spero Therapeutics, Inc.* (Biotechnology)	43	582
Spire, Inc. (Gas Utilities)	149	9,791
Spirit Airlines, Inc.*(a) (Airlines)	256	4,557
Spirit of Texas Bancshares, Inc.* (Banks)	40	492
Spok Holdings, Inc. (Wireless Telecommunication Services)	52	486
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	127	1,810
Springworks Therapeutics, Inc.* (Biotechnology)	63	2,646
Sprout Social, Inc.*—Class A (Software)	24	648
SPS Commerce, Inc.* (Software)	104	7,812
SPX Corp.* (Machinery)	127	5,226
SPX FLOW, Inc.* (Machinery)	126	4,717
STAAR Surgical Co.* (Health Care Equipment & Supplies)	134	8,245
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	444	13,018
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	49	9,002
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	11	255
Standard Motor Products, Inc. (Auto Components)	63	2,596
Standex International Corp. (Machinery)	36	2,072
Startek, Inc.* (IT Services)	49	249
State Auto Financial Corp. (Insurance)	52	928
Steelcase, Inc.—Class A (Commercial Services & Supplies)	256	3,087
Stepan Co. (Chemicals)	64	6,214
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	131	584
Sterling BanCorp, Inc. (Thrifts & Mortgage Finance)	49	175
Sterling Construction Co., Inc.* (Construction & Engineering)	82	859
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	244	6,024
Stewart Information Services Corp. (Insurance)	69	2,243
Stifel Financial Corp. (Capital Markets)	198	9,391
Stitch Fix, Inc.*(a) (Internet & Direct Marketing Retail)	167	4,165
Stock Yards Bancorp, Inc. (Banks)	61	2,452
Stoke Therapeutics, Inc.* (Biotechnology)	36	858
Stoneridge, Inc.* (Auto Components)	77	1,591
Strategic Education, Inc. (Diversified Consumer Services)	65	9,986
Stratus Properties, Inc.* (Real Estate Management & Development)	17	337
Strongbridge BioPharma PLC* (Pharmaceuticals)	105	397
Sturm, Ruger & Co., Inc. (Leisure Products)	50	3,800
Summit Financial Group, Inc. (Banks)	33	544
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	307	1,821
Summit Materials, Inc.*—Class A (Construction Materials)	349	5,611
SunCoke Energy, Inc. (Metals & Mining)	246	728
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	96	1,639
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	227	1,739
Sunrun, Inc.* (Electrical Equipment)	345	6,803
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	637	5,192
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	132	3,747
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	32	429
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	145	3,444
Surgery Partners, Inc.* (Health Care Providers & Services)	67	775
Surmodics, Inc.* (Health Care Equipment & Supplies)	39	1,686
Sutro BioPharma, Inc.* (Biotechnology)	50	388
SVMK, Inc.* (Software)	354	8,333
SWK Holdings Corp.* (Diversified Financial Services)	11	132
Sykes Enterprises, Inc.* (IT Services)	116	3,209
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	101	6,072
Synchronoss Technologies, Inc.* (Software)	118	417
Syndax Pharmaceuticals, Inc.* (Biotechnology)	80	1,186
Syros Pharmaceuticals, Inc.* (Biotechnology)	123	1,311
Systemax, Inc. (Trading Companies & Distributors)	37	760
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	61	3,339

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 323

Common Stocks, continued

	Shares	Value
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	54	$2,237
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	33	304
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	269	1,918
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	88	149
Taylor Morrison Home Corp.* (Household Durables)	374	7,214
TCR2 Therapeutics, Inc.* (Biotechnology)	48	737
Team, Inc.* (Commercial Services & Supplies)	89	496
TechTarget, Inc.* (Media)	69	2,072
TEGNA, Inc. (Media)	650	7,240
Tejon Ranch Co.* (Real Estate Management & Development)	62	893
Tela Bio, Inc.* (Health Care Equipment & Supplies)	16	207
Telenav, Inc.* (Software)	98	538
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	433	498
Tenable Holdings, Inc.* (Software)	181	5,396
Tenet Healthcare Corp.* (Health Care Providers & Services)	310	5,614
Tennant Co. (Machinery)	54	3,511
Tenneco, Inc.* (Auto Components)	151	1,142
Terex Corp. (Machinery)	200	3,754
Terraform Power, Inc.—Class A (Independent Power and Renewable Electricity Producers)	260	4,794
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	198	10,423
Territorial BanCorp, Inc. (Thrifts & Mortgage Finance)	23	547
Tetra Tech, Inc. (Commercial Services & Supplies)	160	12,659
Texas Capital Bancshares, Inc.* (Banks)	150	4,631
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	195	10,251
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	158	1,292
TG Therapeutics, Inc.* (Biotechnology)	286	5,571
The Andersons, Inc. (Food & Staples Retailing)	92	1,266
The Bancorp, Inc.* (Banks)	153	1,499
The Bank of Nt Butterfield & Son, Ltd. (Banks)	154	3,756
The Bank of Princeton (Banks)	17	341
The Brink's Co. (Commercial Services & Supplies)	149	6,781
The Buckle, Inc. (Specialty Retail)	86	1,348
The Cato Corp.—Class A (Specialty Retail)	62	507
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	126	2,888
The Children's Place, Inc.(a) (Specialty Retail)	42	1,572
The Community Financial Corp. (Banks)	15	366
The Container Store Group, Inc.* (Specialty Retail)	47	152
The E.W. Scripps Co.—Class A (Media)	166	1,453
The Eastern Co. (Machinery)	16	286
The Ensign Group, Inc. (Health Care Providers & Services)	152	6,361
The Exone Co.* (Machinery)	33	282
The First BanCorp (Banks)	30	651
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	349	4,129
The Goodyear Tire & Rubber Co. (Auto Components)	686	6,135
The Greenbrier Cos., Inc. (Machinery)	96	2,184
The Hackett Group, Inc. (IT Services)	74	1,002
The Joint Corp.* (Health Care Providers & Services)	39	596
The Lovesac Co.* (Household Durables)	26	682
The Macerich Co. (Equity Real Estate Investment Trusts)	421	3,776
The Manitowoc Co., Inc.* (Machinery)	101	1,099
The Marcus Corp. (Entertainment)	67	889
The Meet Group, Inc.* (Interactive Media & Services)	204	1,273
The Michaels Cos., Inc.* (Specialty Retail)	221	1,562
The Pennant Group, Inc.* (Health Care Providers & Services)	77	1,740
The Providence Service Corp.* (Health Care Providers & Services)	36	2,841
The RealReal, Inc.* (Internet & Direct Marketing Retail)	185	2,366
The RMR Group, Inc.—Class A (Real Estate Management & Development)	45	1,326
The Shyft Group, Inc. (Machinery)	101	1,701
The St Joe Co.* (Real Estate Management & Development)	97	1,884
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	700	875
Theravance Biopharma, Inc.* (Pharmaceuticals)	136	2,855
Thermon Group Holdings, Inc.* (Electrical Equipment)	97	1,413
Third Point Reinsurance, Ltd.* (Insurance)	239	1,795
Tidewater, Inc.* (Energy Equipment & Services)	120	671
Tilly's, Inc.—Class A (Specialty Retail)	66	374
Timberland BanCorp, Inc. (Thrifts & Mortgage Finance)	22	401
TimkenSteel Corp.* (Metals & Mining)	133	517
Tiptree, Inc.—Class A (Insurance)	74	477
Titan Machinery, Inc.* (Trading Companies & Distributors)	56	608
Tivity Health, Inc.* (Health Care Providers & Services)	128	1,450
Tompkins Financial Corp. (Banks)	42	2,720
Tootsie Roll Industries, Inc.(a) (Food Products)	48	1,645
TopBuild Corp.* (Household Durables)	98	11,149
TowneBank (Banks)	199	3,749
TPG RE Finance Trust, Inc.—Class T (Mortgage Real Estate Investment Trusts)	178	1,531
TPI Composites, Inc.* (Electrical Equipment)	90	2,103
Transcat, Inc.* (Trading Companies & Distributors)	21	543
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	4	120
Translate Bio, Inc.* (Biotechnology)	150	2,688
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	59	1,057
Transocean, Ltd.* (Energy Equipment & Services)	1,734	3,172
Trecora Resources* (Chemicals)	72	451
Tredegar Corp. (Chemicals)	78	1,201

See accompanying notes to financial statements.

324 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
TRI Pointe Group, Inc.* (Household Durables)	384	$5,641
Tribune Publishing Co. (Media)	46	460
Tricida, Inc.* (Pharmaceuticals)	84	2,308
TriCo Bancshares (Banks)	78	2,375
TriMas Corp.* (Machinery)	128	3,066
TriNet Group, Inc.* (Professional Services)	122	7,435
Trinseo SA (Chemicals)	113	2,504
Triple-S Management Corp.* (Health Care Providers & Services)	68	1,293
Tristate Capital Holdings, Inc.* (Banks)	82	1,288
Triton International, Ltd. (Trading Companies & Distributors)	151	4,566
Triumph Bancorp, Inc.* (Banks)	65	1,578
Triumph Group, Inc. (Aerospace & Defense)	153	1,379
Tronox Holdings PLC—Class A (Chemicals)	265	1,913
TrueBlue, Inc.* (Professional Services)	106	1,619
TrueCar, Inc.* (Interactive Media & Services)	314	810
Trupanion, Inc.* (Insurance)	88	3,757
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	281	1,779
Trustmark Corp. (Banks)	187	4,585
TTEC Holdings, Inc. (IT Services)	54	2,514
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	296	3,511
Tucows, Inc.* (IT Services)	28	1,605
Tupperware Brands Corp.(a) (Household Durables)	145	689
Turning Point Brands, Inc. (Tobacco)	25	623
Turning Point Therapeutics, Inc.* (Biotechnology)	83	5,361
Turtle Beach Corp.* (Household Durables)	40	589
Tutor Perini Corp.* (Construction & Engineering)	121	1,474
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	54	1,204
Twist Bioscience Corp.* (Biotechnology)	89	4,032
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	812	4,092
Tyme Technologies, Inc.* (Biotechnology)	194	258
U.S. Concrete, Inc.* (Construction Materials)	47	1,166
U.S. Ecology, Inc. (Commercial Services & Supplies)	92	3,117
U.S. Lime & Minerals, Inc. (Construction Materials)	6	507
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	38	3,079
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	219	791
UFP Industries, Inc. (Building Products)	177	8,763
UFP Technologies, Inc.* (Containers & Packaging)	20	881
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	117	2,648
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	168	13,140
Ultralife Corp.* (Electrical Equipment)	27	189
UMB Financial Corp. (Banks)	129	6,650
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	109	1,409
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	41	528
UniFirst Corp. (Commercial Services & Supplies)	45	8,053
Unisys Corp.* (IT Services)	183	1,997
United Bankshares, Inc. (Banks)	367	10,150
United Community Banks, Inc. (Banks)	232	4,668
United Fire Group, Inc. (Insurance)	62	1,718
United Insurance Holdings Corp. (Insurance)	60	469
United Natural Foods, Inc.* (Food & Staples Retailing)	159	2,895
United Security Bancshares/Fresno CA (Banks)	40	268
United States Steel Corp.(a) (Metals & Mining)	650	4,693
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	573	5,358
Unitil Corp. (Multi-Utilities)	44	1,972
Unity BanCorp, Inc. (Banks)	23	329
UNITY Biotechnology, Inc.* (Biotechnology)	98	851
Universal Corp. (Tobacco)	72	3,061
Universal Electronics, Inc.* (Household Durables)	40	1,873
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	38	3,021
Universal Insurance Holdings, Inc. (Insurance)	83	1,473
Universal Logistics Holdings, Inc. (Road & Rail)	23	400
Universal Technical Institute, Inc.* (Diversified Consumer Services)	86	598
Univest Financial Corp. (Banks)	85	1,372
Upland Software, Inc.* (Software)	68	2,364
Upwork, Inc.* (Professional Services)	275	3,971
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	539	473
Urban Edge Properties (Equity Real Estate Investment Trusts)	344	4,083
Urban Outfitters, Inc.* (Specialty Retail)	205	3,120
Urogen Pharma, Ltd.* (Biotechnology)	57	1,489
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	88	1,045
US Auto Parts Network, Inc.* (Internet & Direct Marketing Retail)	63	546
US Xpress Enterprises, Inc.*—Class A (Road & Rail)	66	396
USANA Health Sciences, Inc.* (Personal Products)	34	2,497
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	10	886
Valley National Bancorp (Banks)	1,182	9,242
Value Line, Inc. (Capital Markets)	3	81
Vanda Pharmaceuticals, Inc.* (Biotechnology)	159	1,819
Vapotherm, Inc.* (Health Care Equipment & Supplies)	57	2,336
Varex Imaging Corp.* (Health Care Equipment & Supplies)	111	1,682
Varonis Systems, Inc.* (Software)	92	8,140
Vaxart, Inc.* (Biotechnology)	132	1,168
VBI Vaccines, Inc.* (Biotechnology)	509	1,578
Vector Group, Ltd. (Tobacco)	400	4,023
Vectrus, Inc.* (Aerospace & Defense)	34	1,670
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	144	1,943
Venus Concept, Inc.* (Health Care Equipment & Supplies)	55	192

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 325

Common Stocks, continued

	Shares	Value
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	61	$271
Veracyte, Inc.* (Biotechnology)	148	3,833
Verastem, Inc.* (Biotechnology)	485	834
Vericel Corp.* (Biotechnology)	133	1,838
Vericity, Inc. (Insurance)	6	64
Verint Systems, Inc.* (Software)	190	8,584
Veritex Holdings, Inc. (Banks)	143	2,531
Veritiv Corp.* (Trading Companies & Distributors)	38	644
Veritone, Inc.*(a) (Software)	68	1,010
Verra Mobility Corp.*—Class C (IT Services)	397	4,081
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	37	407
Verso Corp.—Class A (Paper & Forest Products)	104	1,244
Veru, Inc.* (Personal Products)	147	491
Viad Corp. (Commercial Services & Supplies)	60	1,141
Viavi Solutions, Inc.* (Communications Equipment)	678	8,637
Vicor Corp.* (Electrical Equipment)	53	3,813
Viela Bio, Inc.* (Biotechnology)	59	2,556
Viemed Healthcare, Inc.* (Health Care Providers & Services)	102	979
ViewRay, Inc.* (Health Care Equipment & Supplies)	330	739
Viking Therapeutics, Inc.* (Biotechnology)	194	1,399
Village Super Market, Inc.—Class A (Food & Staples Retailing)	25	693
Vir Biotechnology, Inc.* (Biotechnology)	137	5,613
VirnetX Holding Corp. (Software)	188	1,222
Virtus Investment Partners, Inc. (Capital Markets)	22	2,558
Virtusa Corp.* (IT Services)	85	2,760
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	394	6,016
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	37	909
Vista Outdoor, Inc.* (Leisure Products)	173	2,500
Visteon Corp.* (Auto Components)	82	5,617
Vivint Smart Home, Inc.* (Diversified Consumer Services)	207	3,587
Vivint Solar, Inc.* (Electrical Equipment)	146	1,445
Vocera Communications, Inc.* (Health Care Technology)	94	1,993
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	70	272
Vonage Holdings Corp.* (Diversified Telecommunication Services)	687	6,911
VOXX International Corp.* (Auto Components)	59	341
Voyager Therapeutics, Inc.* (Biotechnology)	77	972
VSE Corp. (Commercial Services & Supplies)	26	816
vTv Therapeutics, Inc.*—Class A (Biotechnology)	29	65
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	280	638
Wabash National Corp. (Machinery)	157	1,667
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	191	2,962
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	225	592
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	84	4,268
Warrior Met Coal, Inc. (Metals & Mining)	152	2,339
Washington Federal, Inc. (Thrifts & Mortgage Finance)	224	6,012
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	245	5,439
Washington Trust Bancorp, Inc. (Banks)	51	1,670
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	67	994
Watford Holdings, Ltd.* (Insurance)	51	851
Watts Water Technologies, Inc.—Class A (Machinery)	81	6,561
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	61	635
WD-40 Co. (Household Products)	40	7,932
Weis Markets, Inc. (Food & Staples Retailing)	28	1,403
Welbilt, Inc.* (Machinery)	387	2,357
Werner Enterprises, Inc. (Road & Rail)	181	7,879
WesBanco, Inc. (Banks)	193	3,920
WESCO International, Inc.* (Trading Companies & Distributors)	146	5,138
West BanCorp, Inc. (Banks)	48	840
Westamerica Bancorp (Banks)	77	4,421
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	155	425
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	68	394
Westwood Holdings Group, Inc. (Capital Markets)	23	362
Weyco Group, Inc. (Distributors)	18	389
Whitestone REIT (Equity Real Estate Investment Trusts)	118	858
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	267	302
WideOpenWest, Inc.* (Media)	155	817
Willdan Group, Inc.* (Professional Services)	31	775
Willis Lease Finance Corp.* (Trading Companies & Distributors)	9	219
Willscot Corp.* (Construction & Engineering)	476	5,850
Wingstop, Inc. (Hotels, Restaurants & Leisure)	88	12,228
Winmark Corp. (Specialty Retail)	9	1,541
Winnebago Industries, Inc. (Automobiles)	92	6,129
WisdomTree Investments, Inc. (Capital Markets)	431	1,496
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	237	5,643
Workhorse Group, Inc.*(a) (Auto Components)	188	3,269
Workiva, Inc.* (Software)	114	6,098
World Acceptance Corp.*(a) (Consumer Finance)	15	983
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	185	4,765
Worthington Industries, Inc. (Metals & Mining)	110	4,103
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	34	356
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	382	11,352
WSFS Financial Corp. (Thrifts & Mortgage Finance)	149	4,276
WW International, Inc.* (Diversified Consumer Services)	140	3,553

See accompanying notes to financial statements.

326 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
X4 Pharmaceuticals, Inc.* (Biotechnology)	48	$447
Xbiotech, Inc.* (Biotechnology)	42	576
Xencor, Inc.* (Biotechnology)	164	5,312
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	336	3,135
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	111	295
XOMA Corp.* (Biotechnology)	18	356
XPEL, Inc.* (Auto Components)	49	766
Xperi Holding Corp. (Software)	318	4,694
Yelp, Inc.* (Interactive Media & Services)	208	4,811
YETI Holdings, Inc.* (Leisure Products)	220	9,400
Yext, Inc.* (Software)	300	4,983
Y-mAbs Therapeutics, Inc.* (Biotechnology)	89	3,845
York Water Co. (Water Utilities)	39	1,870
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	31	1,489
ZIOPHARM Oncology, Inc.* (Biotechnology)	632	2,073
ZixCorp.* (Software)	162	1,118
Zogenix, Inc.* (Pharmaceuticals)	165	4,457
Zumiez, Inc.* (Specialty Retail)	62	1,698
Zuora, Inc.*—Class A (Software)	290	3,698
Zynex, Inc.* (Health Care Equipment & Supplies)	49	1,219
TOTAL COMMON STOCKS (Cost $4,077,246)		5,245,104

Preferred Stock(NM)

WESCO International, Inc.—Series A (Trading Companies & Distributors)	1	15
TOTAL PREFERRED STOCK (Cost $15)		15

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (56.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $6,587,005	$6,587,000	$6,587,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,587,000)		6,587,000

Collateral for Securities Loaned (0.9%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.18%(d)	15,448	$15,448
Fidelity Investments Money Market Government Portfolio—Class I, 0.41%(d)	169	169
JPMorgan U.S. Government Money Market Fund—Capital Shares, 0.19%(d)	84,744	84,744
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $100,361)		100,361
TOTAL INVESTMENT SECURITIES (Cost $10,764,622)—102.3%		11,932,480
Net other assets (liabilities)—(2.3)%		(266,549)
NET ASSETS—100.0%		$11,665,931

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of June 30, 2020, this security represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $96,068.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $3,628,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	9/21/20	$287,260	$4,685

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 327

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	7/27/20	1.02%	$5,795,260	$82,542
Russell 2000 Index	Goldman Sachs International	7/27/20	1.22%	5,656,906	86,876
				$11,452,166	$169,418
iShares Russell 2000 ETF	UBS AG	7/27/20	0.77%	$1,458,095	$20,778
Russell 2000 Index	UBS AG	7/27/20	0.97%	4,896,653	68,691
				$6,354,748	$89,469
				$17,806,914	$258,887

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$44,166	0.4%
Air Freight & Logistics	18,015	0.2%
Airlines	15,773	0.1%
Auto Components	66,964	0.6%
Automobiles	6,129	0.1%
Banks	440,103	3.9%
Beverages	15,229	0.1%
Biotechnology	568,499	4.8%
Building Products	80,224	0.7%
Capital Markets	78,728	0.7%
Chemicals	89,079	0.7%
Commercial Services & Supplies	112,341	1.0%
Communications Equipment	49,484	0.4%
Construction & Engineering	69,149	0.6%
Construction Materials	7,909	0.1%
Consumer Finance	36,335	0.3%
Containers & Packaging	10,607	0.1%
Distributors	4,214	NM
Diversified Consumer Services	38,791	0.3%
Diversified Financial Services	12,942	0.1%
Diversified Telecommunication Services	42,852	0.4%
Electric Utilities	48,666	0.4%
Electrical Equipment	48,598	0.4%
Electronic Equipment, Instruments & Components	123,654	1.1%
Energy Equipment & Services	36,302	0.3%
Entertainment	15,324	0.1%
Equity Real Estate Investment Trusts	327,075	2.8%
Food & Staples Retailing	45,928	0.4%
Food Products	72,580	0.6%
Gas Utilities	63,150	0.6%
Health Care Equipment & Supplies	188,563	1.6%
Health Care Providers & Services	121,463	1.0%
Health Care Technology	55,569	0.5%
Hotels, Restaurants & Leisure	142,712	1.2%
Household Durables	109,431	0.9%
Household Products	13,450	0.1%
Independent Power and Renewable Electricity Producers	22,129	0.2%
Industrial Conglomerates	2,280	NM
Insurance	122,481	1.0%
Interactive Media & Services	20,816	0.2%
Internet & Direct Marketing Retail	30,027	0.3%
IT Services	109,055	0.9%
Leisure Products	35,506	0.3%
Life Sciences Tools & Services	33,619	0.3%
Machinery	193,383	1.6%
Marine	5,631	NM
Media	44,653	0.3%
Metals & Mining	76,320	0.7%
Mortgage Real Estate Investment Trusts	70,937	0.6%
Multiline Retail	11,810	0.1%
Multi-Utilities	28,078	0.2%
Oil, Gas & Consumable Fuels	81,717	0.7%
Paper & Forest Products	26,982	0.2%
Personal Products	19,994	0.2%
Pharmaceuticals	111,473	1.0%
Professional Services	70,041	0.6%
Real Estate Management & Development	42,965	0.4%
Road & Rail	30,257	0.3%
Semiconductors & Semiconductor Equipment	148,265	1.3%
Software	291,516	2.5%
Specialty Retail	125,456	1.1%
Technology Hardware, Storage & Peripherals	9,227	0.1%
Textiles, Apparel & Luxury Goods	45,169	0.4%
Thrifts & Mortgage Finance	95,943	0.8%
Tobacco	7,707	0.1%
Trading Companies & Distributors	73,228	0.6%
Water Utilities	28,653	0.2%
Wireless Telecommunication Services	9,803	0.1%
Other**	6,420,812	55.1%
Total	$11,665,931	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

328 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$10,764,622
Securities, at value(a)	5,345,480
Repurchase agreements, at value	6,587,000
Total Investment Securities, at value	11,932,480
Cash	598
Segregated cash balances for futures contracts with brokers	28,160
Segregated cash balances for swap agreements with custodian	740
Dividends and interest receivable	5,059
Unrealized appreciation on swap agreements	258,887
Receivable for capital shares issued	119,786
Receivable for investments sold	4,006
Variation margin on futures contracts	2,620
Prepaid expenses	249
TOTAL ASSETS	12,352,585

LIABILITIES:
Payable for investments purchased	4,216
Payable for capital shares redeemed	553,599
Payable for collateral for securities loaned	100,361
Advisory fees payable	4,840
Management services fees payable	645
Administration fees payable	922
Administrative services fees payable	5,491
Distribution fees payable	5,238
Transfer agency fees payable	752
Fund accounting fees payable	812
Compliance services fees payable	87
Other accrued expenses	9,691
TOTAL LIABILITIES	686,654
NET ASSETS	$11,665,931
NET ASSETS CONSIST OF:
Capital	$14,134,639
Total distributable earnings (loss)	(2,468,708)
NET ASSETS	$11,665,931
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	775,552
Net Asset Value (offering and redemption price per share)	$15.04

(a) Includes securities on loan valued at:	$96,068

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$50,009
Interest	25,827
Foreign tax withholding	(40)
Income from securities lending	1,318
TOTAL INVESTMENT INCOME	77,114

EXPENSES:
Advisory fees	51,087
Management services fees	6,811
Administration fees	5,760
Transfer agency fees	4,523
Administrative services fees	17,879
Distribution fees	17,029
Custody fees	1,334
Fund accounting fees	4,829
Trustee fees	187
Compliance services fees	87
Licensing fees	7,648
Other fees	6,365
Total Gross Expenses before reductions	123,539
Expenses reduced and reimbursed by the Advisor	(9,104)
TOTAL NET EXPENSES	114,435
NET INVESTMENT INCOME (LOSS)	(37,321)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(288,287)
Net realized gains (losses) on futures contracts	(833,296)
Net realized gains (losses) on swap agreements	(4,616,826)
Change in net unrealized appreciation/depreciation on investment securities	(2,062,631)
Change in net unrealized appreciation/depreciation on futures contracts	(12,347)
Change in net unrealized appreciation/depreciation on swap agreements	273,587
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,539,800)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,577,121)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 329

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(37,321)	$15,428
Net realized gains (losses) on investments	(5,738,409)	7,235,210
Change in net unrealized appreciation/depreciation on investments	(1,801,391)	1,761,595
Change in net assets resulting from operations	(7,577,121)	9,012,233

CAPITAL TRANSACTIONS:
Proceeds from shares issued	48,833,147	294,926,860
Value of shares redeemed	(49,699,566)	(300,565,877)
Change in net assets resulting from capital transactions	(866,419)	(5,639,017)
Change in net assets	(8,443,540)	3,373,216

NET ASSETS:
Beginning of period	20,109,471	16,736,255
End of period	$11,665,931	$20,109,471

SHARE TRANSACTIONS:
Issued	2,887,092	14,324,843
Redeemed	(2,959,242)	(14,516,368)
Change in shares	(72,150)	(191,525)

See accompanying notes to financial statements.

330 :: ProFund VP UltraSmall-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$23.72	$16.10	$28.59	$25.21	$18.07	$21.36

Investment Activities:
Net investment income (loss)(a)	(0.04)	0.01	(0.02)	(0.20)	(0.15)	(0.19)
Net realized and unrealized gains (losses) on investments	(8.64)	7.61	(4.67)	6.48	7.29	(2.48)
Total income (loss) from investment activities	(8.68)	7.62	(4.69)	6.28	7.14	(2.67)

Distributions to Shareholders From:
Net realized gains on investments	—	—	(7.80)	(2.90)	—	(0.62)

Net Asset Value, End of Period	$15.04	$23.72	$16.10	$28.59	$25.21	$18.07

Total Return(b)	(36.59)%	47.33%	(26.95)%	25.20%	39.51%	(12.93)%

Ratios to Average Net Assets:
Gross expenses(c)	1.81%	1.76%	1.74%	1.72%	1.78%	1.79%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.55)%	0.07%	(0.09)%	(0.74)%	(0.79)%	(0.89)%

Supplemental Data:
Net assets, end of period (000's)	$11,666	$20,109	$16,736	$31,873	$26,775	$19,372
Portfolio turnover rate(b)(d)	15%	66%	18%	27%	32%	45%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 331

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	27%
Swap Agreements	98%
Total Exposure	125%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (27.0%)

	Principal Amount	Value
U.S. Treasury Bonds, 1.25%, 5/15/50	$8,840,000	$8,487,781
TOTAL U.S. TREASURY OBLIGATION (Cost $8,738,121)		8,487,781
Repurchase Agreements(a)(b) (77.7%)
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $24,407,018	24,407,000	24,407,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,407,000)		24,407,000
TOTAL INVESTMENT SECURITIES (Cost $33,145,121)—104.7%		32,894,781
Net other assets (liabilities)—(4.7)%		(1,482,344)
NET ASSETS—100.0%		$31,412,437

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2020, the aggregate amount held in a segregated account was $415,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.25% due on 5/15/50	Citibank North America	7/15/20	0.15%	$22,851,719	$145,001
30-Year U.S. Treasury Bond, 1.25% due on 5/15/50	Societe' Generale	7/15/20	0.23%	7,873,281	84,642
				$30,725,000	$229,643

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

332 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2020

ASSETS:
Total Investment Securities, at cost	$33,145,121
Securities, at value	8,487,781
Repurchase agreements, at value	24,407,000
Total Investment Securities, at value	32,894,781
Cash	434
Interest receivable	14,131
Unrealized appreciation on swap agreements	229,643
Receivable for capital shares issued	11,161
Prepaid expenses	572
TOTAL ASSETS	33,150,722

LIABILITIES:
Payable for capital shares redeemed	1,676,953
Advisory fees payable	8,093
Management services fees payable	1,618
Administration fees payable	2,267
Administrative services fees payable	12,262
Distribution fees payable	13,003
Trustee fees payable	10
Transfer agency fees payable	1,849
Fund accounting fees payable	1,246
Compliance services fees payable	232
Other accrued expenses	20,752
TOTAL LIABILITIES	1,738,285
NET ASSETS	$31,412,437

NET ASSETS CONSIST OF:
Capital	$24,691,014
Total distributable earnings (loss)	6,721,423
NET ASSETS	$31,412,437
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	892,500
Net Asset Value (offering and redemption price per share)	$35.20

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Interest	$114,451
EXPENSES:
Advisory fees	72,601
Management services fees	14,520
Administration fees	13,270
Transfer agency fees	11,011
Administrative services fees	38,955
Distribution fees	36,301
Custody fees	2,250
Fund accounting fees	7,564
Trustee fees	408
Compliance services fees	232
Other fees	16,891
Total Gross Expenses before reductions	214,003
Expenses reduced and reimbursed by the Advisor	(13,623)
TOTAL NET EXPENSES	200,380
NET INVESTMENT INCOME (LOSS)	(85,929)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,780,174
Net realized gains (losses) on futures contracts	(54,877)
Net realized gains (losses) on swap agreements	3,233,762
Change in net unrealized appreciation/depreciation on investment securities	(150,169)
Change in net unrealized appreciation/depreciation on futures contracts	11
Change in net unrealized appreciation/depreciation on swap agreements	504,527
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,313,428
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,227,499

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 333

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(85,929)	$175,989
Net realized gains (losses) on investments	4,959,059	3,861,629
Change in net unrealized appreciation/depreciation on investments	354,369	(926,058)
Change in net assets resulting from operations	5,227,499	3,111,560

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(10,608)	(175,989)
Change in net assets resulting from distributions	(10,608)	(175,989)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	93,545,962	168,736,250
Distributions reinvested	10,608	175,989
Value of shares redeemed	(86,757,029)	(168,304,461)
Change in net assets resulting from capital transactions	6,799,541	607,778
Change in net assets	12,016,432	3,543,349

NET ASSETS:
Beginning of period	19,396,005	15,852,656
End of period	$31,412,437	$19,396,005

SHARE TRANSACTIONS:
Issued	2,735,555	6,529,272
Reinvested	338	6,867
Redeemed	(2,557,811)	(6,506,242)
Change in shares	178,082	29,897

See accompanying notes to financial statements.

334 :: ProFund VP U.S. Government Plus :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$27.15	$23.16	$24.73	$22.68	$22.75	$24.11

Investment Activities:
Net investment income (loss)(a)	(0.10)	0.22	0.21	0.10	(0.11)	(0.03)
Net realized and unrealized gains (losses) on investments	8.16	3.99	(1.57)	2.06	0.04	(1.33)
Total income (loss) from investment activities	8.06	4.21	(1.36)	2.16	(0.07)	(1.36)

Distributions to Shareholders From:
Net investment income	(0.01)	(0.22)	(0.21)	(0.11)	—	—

Net Asset Value, End of Period	$35.20	$27.15	$23.16	$24.73	$22.68	$22.75

Total Return(b)	29.71%	18.22%	(5.42)%	9.49%	(0.31)%	(5.64)%

Ratios to Average Net Assets:
Gross expenses(c)	1.47%	1.44%	1.45%	1.43%	1.42%	1.42%
Net expenses(c)	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)(c)	(0.59)%	0.84%	0.92%	0.43%	(0.42)%	(0.12)%

Supplemental Data:
Net assets, end of period (000's)	$31,412	$19,396	$15,853	$19,008	$26,162	$30,903
Portfolio turnover rate(b)(d)	200%	402%	437%	397%	400%	573%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 335

Investment Objective: The ProFund VP Utilities seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2020

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	13.9%
Duke Energy Corp.	6.9%
Dominion Energy, Inc.	4.8%
American Electric Power Co., Inc.	4.6%
The Southern Co.	4.6%

Dow Jones U.S. UtilitiesSM Index – Composition

% of Index
Electric Utilities	58%
Multi-Utilities	31%
Gas Utilities	5%
Water Utilities	4%
Independent Power and Renewable Electricity Producers	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.0%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	1,908	$104,196
Alliant Energy Corp. (Electric Utilities)	9,193	439,793
Ameren Corp. (Multi-Utilities)	9,096	639,995
American Electric Power Co., Inc. (Electric Utilities)	18,259	1,454,147
American Water Works Co., Inc. (Water Utilities)	6,669	858,033
Atmos Energy Corp. (Gas Utilities)	4,506	448,708
Avangrid, Inc. (Electric Utilities)	2,049	86,017
Avista Corp. (Multi-Utilities)	2,479	90,211
Black Hills Corp. (Multi-Utilities)	2,312	130,998
CenterPoint Energy, Inc. (Multi-Utilities)	20,068	374,670
CMS Energy Corp. (Multi-Utilities)	10,545	616,039
Consolidated Edison, Inc. (Multi-Utilities)	12,309	885,386
Dominion Energy, Inc. (Multi-Utilities)	18,419	1,495,254
DTE Energy Co. (Multi-Utilities)	7,096	762,820
Duke Energy Corp. (Electric Utilities)	27,204	2,173,328
Edison International (Electric Utilities)	13,925	756,267
El Paso Electric Co. (Electric Utilities)	1,501	100,567
Entergy Corp. (Electric Utilities)	7,375	691,849
Essential Utilities, Inc. (Water Utilities)	8,216	347,044
Evergy, Inc. (Electric Utilities)	8,354	495,309
Eversource Energy (Electric Utilities)	12,396	1,032,215
Exelon Corp. (Electric Utilities)	35,900	1,302,811
FirstEnergy Corp. (Electric Utilities)	19,960	774,049
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,021	144,997
IDACORP, Inc. (Electric Utilities)	1,859	162,421
MDU Resources Group, Inc. (Multi-Utilities)	7,388	163,866
National Fuel Gas Co. (Gas Utilities)	3,329	139,585
New Jersey Resources Corp. (Gas Utilities)	3,528	115,189
NextEra Energy, Inc. (Electric Utilities)	18,119	4,351,640
NiSource, Inc. (Multi-Utilities)	14,104	320,725
NorthWestern Corp. (Multi-Utilities)	1,860	101,407
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	8,993	292,812
ONE Gas, Inc. (Gas Utilities)	1,948	150,093
Pinnacle West Capital Corp. (Electric Utilities)	4,145	303,787
PNM Resources, Inc. (Electric Utilities)	2,935	112,821
Portland General Electric Co. (Electric Utilities)	3,297	137,848
PPL Corp. (Electric Utilities)	28,324	731,892
Public Service Enterprise Group, Inc. (Multi-Utilities)	18,629	915,802
Sempra Energy (Multi-Utilities)	10,778	1,263,505
South Jersey Industries, Inc. (Gas Utilities)	3,407	85,141
Southwest Gas Holdings, Inc. (Gas Utilities)	2,031	140,241
Spire, Inc. (Gas Utilities)	1,888	124,060
The AES Corp. (Independent Power and Renewable Electricity Producers)	24,497	354,961
The Southern Co. (Electric Utilities)	27,957	1,449,570
UGI Corp. (Gas Utilities)	7,673	244,001
Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	16,561	308,366
WEC Energy Group, Inc. (Multi-Utilities)	11,622	1,018,668
Xcel Energy, Inc. (Electric Utilities)	19,344	1,209,000
TOTAL COMMON STOCKS (Cost $17,030,056)		30,402,104

Repurchase Agreements(a) (1.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/20, due 7/1/20, total to be received $378,000	$378,000	$378,000
TOTAL REPURCHASE AGREEMENTS (Cost $378,000)		378,000
TOTAL INVESTMENT SECURITIES (Cost $17,408,056)—98.2%		30,780,104
Net other assets (liabilities)—1.8%		575,242
NET ASSETS—100.0%		$31,355,346

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

336 :: ProFund VP Utilities :: Financial Statements

Total Return Swap Agreements – Long

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)(1)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	7/23/20	1.47%	$1,002,426	$(4,334)

(1)	Reflects the floating financing rate, as of June 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Electric Utilities	$18,014,524	57.6%
Gas Utilities	1,447,018	4.6%
Independent Power and Renewable Electricity Producers	956,139	3.0%
Multi-Utilities	8,779,346	28.0%
Water Utilities	1,205,077	3.8%
Other**	953,242	3.0%
Total	$31,355,346	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 337

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Total Investment Securities, at cost	$17,408,056
Securities, at value	30,402,104
Repurchase agreements, at value	378,000
Total Investment Securities, at value	30,780,104
Cash	425
Segregated cash balances for swap agreements with custodian	560,000
Dividends and interest receivable	50,730
Receivable for capital shares issued	57,354
Prepaid expenses	760
TOTAL ASSETS	31,449,373

LIABILITIES:
Payable for capital shares redeemed	9,343
Unrealized depreciation on swap agreements	4,334
Advisory fees payable	17,296
Management services fees payable	2,306
Administration fees payable	2,548
Administrative services fees payable	14,059
Distribution fees payable	13,513
Trustee fees payable	11
Transfer agency fees payable	2,078
Fund accounting fees payable	1,413
Compliance services fees payable	278
Other accrued expenses	26,848
TOTAL LIABILITIES	94,027
NET ASSETS	$31,355,346
NET ASSETS CONSIST OF:
Capital	$13,332,861
Total distributable earnings (loss)	18,022,485
NET ASSETS	$31,355,346
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	714,491
Net Asset Value (offering and redemption price per share)	$43.88

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

INVESTMENT INCOME:
Dividends	$594,916
Interest	4,768
TOTAL INVESTMENT INCOME	599,684

EXPENSES:
Advisory fees	138,965
Management services fees	18,528
Administration fees	17,299
Transfer agency fees	13,978
Administrative services fees	53,220
Distribution fees	46,322
Custody fees	2,530
Fund accounting fees	9,724
Trustee fees	536
Compliance services fees	278
Other fees	23,401
Total Gross Expenses before reductions	324,781
Expenses reduced and reimbursed by the Advisor	(13,499)
TOTAL NET EXPENSES	311,282
NET INVESTMENT INCOME (LOSS)	288,402
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,162,343)
Net realized gains (losses) on swap agreements	(254,852)
Change in net unrealized appreciation/depreciation on investment securities	(5,103,803)
Change in net unrealized appreciation/depreciation on swap agreements	(20,426)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,541,424)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,253,022)

See accompanying notes to financial statements.

338 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$288,402	$564,783
Net realized gains (losses) on investments	(1,417,195)	7,959,576
Change in net unrealized appreciation/depreciation on investments	(5,124,229)	(535,319)
Change in net assets resulting from operations	(6,253,022)	7,989,040

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(2,834,874)
Change in net assets resulting from distributions	—	(2,834,874)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,823,269	41,363,727
Distributions reinvested	—	2,834,874
Value of shares redeemed	(23,490,852)	(46,028,628)
Change in net assets resulting from capital transactions	(6,667,583)	(1,830,027)
Change in net assets	(12,920,605)	3,324,139

NET ASSETS:
Beginning of period	44,275,951	40,951,812
End of period	$31,355,346	$44,275,951

SHARE TRANSACTIONS:
Issued	344,317	845,893
Reinvested	—	60,613
Redeemed	(507,583)	(952,580)
Change in shares	(163,266)	(46,074)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Utilities :: 339

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2020 (unaudited)	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015
Net Asset Value, Beginning of Period	$50.44	$44.33	$45.65	$43.68	$39.63	$43.44

Investment Activities:
Net investment income (loss)(a)	0.37	0.67	0.79	0.76	0.74	0.77
Net realized and unrealized gains (losses) on investments	(6.93)	9.18	0.39	3.89	5.26	(3.55)
Total income (loss) from investment activities	(6.56)	9.85	1.18	4.65	6.00	(2.78)

Distributions to Shareholders From:
Net investment income	—	(0.79)	(1.00)	(1.02)	(0.68)	(0.84)
Net realized gains on investments	—	(2.95)	(1.50)	(1.66)	(1.27)	(0.19)
Total distributions	—	(3.74)	(2.50)	(2.68)	(1.95)	(1.03)

Net Asset Value, End of Period	$43.88	$50.44	$44.33	$45.65	$43.68	$39.63

Total Return(b)	(13.01)%	22.88%	2.89%	10.64%	15.07%	(6.40)%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.74%	1.79%	1.72%	1.71%	1.73%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.56%	1.38%	1.78%	1.62%	1.68%	1.91%

Supplemental Data:
Net assets, end of period (000's)	$31,355	$44,276	$40,952	$38,464	$40,197	$30,117
Portfolio turnover rate(b)(d)	29%	209%	108%	60%	97%	59%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

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Notes to Financial Statements

342 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds VP" and individually, a "ProFund VP"):

Classic ProFunds VP:

ProFund VP Asia 30

ProFund VP Bull

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP International

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

Sector ProFunds VP:

ProFund VP Banks

ProFund VP Basic Materials

ProFund VP Biotechnology

ProFund VP Consumer Goods

ProFund VP Consumer Services

ProFund VP Financials

ProFund VP Health Care

ProFund VP Industrials

ProFund VP Internet

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Semiconductor

ProFund VP Technology

ProFund VP Telecommunications

ProFund VP Utilities

Non-Equity ProFunds VP:

ProFund VP Falling U.S. Dollar

ProFund VP Rising Rates Opportunity

ProFund VP U.S. Government Plus

Money Market ProFund VP:

ProFund VP Government Money Market

The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the "non-money market ProFunds VP." Each non-money market ProFund VP, other than ProFund VP Consumer Services, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 343

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of the ProFund VP's total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of June 30, 2020, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Canada, 0.02% dated 6/30/20, due 7/1/20(1)	HSBC Securities (USA), Inc., 0.02% dated 6/30/20, due 7/1/20(2)	RBC Capital Markets, LLC, 0.03% dated 6/30/20, due 7/1/20(3)	Societe' Generale, 0.04% dated 6/30/20, due 7/1/20(4)	UMB Bank N.A., 0.02% dated 6/30/20, due 7/1/20(5)
ProFund VP Banks	$5,000	$8,000	$28,000	$16,000	$4,000
ProFund VP Basic Materials	3,000	5,000	16,000	9,000	2,000
ProFund VP Bear	408,000	614,000	1,965,000	1,125,000	126,000
ProFund VP Biotechnology	166,000	249,000	799,000	458,000	51,000
ProFund VP Bull	2,040,000	3,060,000	9,793,000	5,610,000	609,000
ProFund VP Consumer Goods	26,000	40,000	128,000	73,000	9,000
ProFund VP Consumer Services	39,000	58,000	187,000	107,000	14,000
ProFund VP Dow 30	40,000	62,000	204,000	116,000	21,000
ProFund VP Emerging Markets	37,000	55,000	181,000	103,000	17,000
ProFund VP Falling U.S. Dollar	36,000	55,000	179,000	102,000	18,000

344 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

Fund Name	Canadian Imperial Bank of Canada, 0.02% dated 6/30/20, due 7/1/20(1)	HSBC Securities (USA), Inc., 0.02% dated 6/30/20, due 7/1/20(2)	RBC Capital Markets, LLC, 0.03% dated 6/30/20, due 7/1/20(3)	Societe' Generale, 0.04% dated 6/30/20, due 7/1/20(4)	UMB Bank N.A., 0.02% dated 6/30/20, due 7/1/20(5)
ProFund VP Financials	$31,000	$46,000	$148,000	$85,000	$11,000
ProFund VP Government Money Market	1,159,000	1,739,000	5,567,000	3,189,000	345,000
ProFund VP Health Care	28,000	43,000	139,000	79,000	11,000
ProFund VP Industrials	4,000	6,000	21,000	12,000	4,000
ProFund VP International	555,000	834,000	2,670,000	1,528,000	170,000
ProFund VP Internet	86,000	129,000	415,000	237,000	28,000
ProFund VP Japan	629,000	944,000	3,023,000	1,732,000	188,000
ProFund VP Large-Cap Growth	2,000	3,000	11,000	6,000	3,000
ProFund VP Mid-Cap	723,000	1,085,000	3,475,000	1,989,000	220,000
ProFund VP Mid-Cap Growth	1,000	2,000	7,000	4,000	2,000
ProFund VP Mid-Cap Value	5,000	8,000	26,000	15,000	4,000
ProFund VP Nasdaq-100	4,279,000	6,419,000	20,545,000	11,770,000	1,270,000
ProFund VP Oil & Gas	32,000	49,000	157,000	90,000	11,000
ProFund VP Precious Metals	3,742,000	5,613,000	17,965,000	10,292,000	1,111,000
ProFund VP Real Estate	1,000	2,000	7,000	4,000	2,000
ProFund VP Rising Rates Opportunity	433,000	651,000	2,085,000	1,194,000	133,000
ProFund VP Semiconductor	4,000	6,000	19,000	11,000	2,000
ProFund VP Short Dow 30	39,000	60,000	195,000	110,000	19,000
ProFund VP Short Emerging Markets	134,000	202,000	649,000	371,000	46,000
ProFund VP Short International	76,000	115,000	371,000	211,000	30,000
ProFund VP Short Mid-Cap	17,000	27,000	88,000	50,000	12,000
ProFund VP Short Nasdaq-100	1,424,000	2,136,000	6,842,000	3,919,000	428,000
ProFund VP Short Small-Cap	179,000	270,000	870,000	498,000	60,000
ProFund VP Small-Cap	385,000	578,000	1,852,000	1,060,000	122,000
ProFund VP Small-Cap Growth	4,000	7,000	23,000	13,000	3,000
ProFund VP Technology	94,000	141,000	452,000	259,000	29,000
ProFund VP Telecommunications	5,000	8,000	25,000	14,000	4,000
ProFund VP UltraBull	390,000	584,000	1,874,000	1,072,000	120,000
ProFund VP UltraMid-Cap	270,000	404,000	1,299,000	745,000	86,000
ProFund VP UltraNasdaq-100	4,215,000	6,324,000	20,242,000	11,596,000	1,254,000
ProFund VP UltraShort Dow 30	—	—	—	—	2,000
ProFund VP UltraShort Nasdaq-100	1,102,000	1,654,000	5,293,000	3,032,000	329,000
ProFund VP UltraSmall-Cap	635,000	954,000	3,054,000	1,750,000	194,000
ProFund VP U.S. Government Plus	2,358,000	3,537,000	11,323,000	6,487,000	702,000
ProFund VP Utilities	36,000	54,000	175,000	100,000	13,000
	$25,877,000	$38,840,000	$124,387,000	$71,243,000	$7,839,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of June 30, 2020 as follows:

(1)	U.S. Treasury Notes, 2.25%, due 11/15/27, total value $26,400,432.
(2)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at June 30, 2020, 1.085%, due 8/15/39, total value $39,654,270.
(3)	U.S. Treasury Notes, 2.75%, due 2/15/24, total value $126,879,566.
(4)	U.S. Treasury Notes, 2.25%, due 11/15/27, total value $72,673,898.
(5)	Federal Home Loan Bank, 3.375%, due 12/8/23, Federal Farm Credit Banks, 2.61%, due 2/27/24, which had an aggregate value of $8,058,055.

Depositary Receipts

Each ProFund VP, other than the ProFund VP Government Money Market, may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds VP may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as "unsponsored", require the holders thereof to bear most of the costs of such facilities, while issuers of "sponsored" facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 345

Real Estate Investment Trusts

Each ProFund VP (other than the Non-Equity ProFunds VP and the ProFund VP Government Money Market) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds VP may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2020, were utilized to gain exposure or inverse exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2020. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the ProFund VP Banks and ProFund VP Semiconductor was 10% and 9%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2020.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq-100 (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

346 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of June 30, 2020, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 347 is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund VP's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP's illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP's rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP's custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP's ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2020, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases

348 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP's Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$—	$—	$—	$6,898	$—
ProFund VP Basic Materials	—	—	—	—	7,066	—
ProFund VP Bear	22,692	—	—	—	54,656	—
ProFund VP Biotechnology	—	—	—	—	4,093	—
ProFund VP Bull	—	210,942	—	240,709	—	—
ProFund VP Consumer Goods	—	—	—	—	11,780	—
ProFund VP Consumer Services	—	—	—	—	20,532	—
ProFund VP Dow 30	—	3,731	—	—	—	—
ProFund VP Emerging Markets	—	438	—	—	—	—
ProFund VP Financials	—	—	—	—	7,303	—
ProFund VP Health Care	—	—	—	—	4,517	—
ProFund VP Industrials	—	—	—	—	132	—
ProFund VP International	—	—	—	—	12,520	—
ProFund VP Internet	—	—	—	—	5,720	—
ProFund VP Japan	—	—	—	263,828	167	—
ProFund VP Mid-Cap	—	90,328	—	28,487	—	—
ProFund VP Nasdaq-100	114,553	757,540	—	—	—	—
ProFund VP Oil & Gas	—	—	—	—	26,985	—
ProFund VP Pharmaceuticals	—	—	—	—	4,267	—
ProFund VP Precious Metals	—	1,565,171	—	—	—	—
ProFund VP Real Estate	—	—	—	—	8,293	—
ProFund VP Semiconductor	—	—	—	—	1,367	—
ProFund VP Short Dow 30	—	—	—	—	3,567	—
ProFund VP Short Emerging Markets	—	—	—	—	1,551	—
ProFund VP Short International	—	1,727	—	—	—	—
ProFund VP Short Mid-Cap	—	—	—	—	2,566	—
ProFund VP Short Nasdaq-100	—	—	—	1,176	285,241	—
ProFund VP Short Small-Cap	2,617	—	—	—	24,743	—
ProFund VP Small-Cap	—	50,974	—	7,869	—	—
ProFund VP Technology	—	—	—	—	1,848	—
ProFund VP Telecommunications	—	—	—	—	1,516	—
ProFund VP UltraBull	—	224,448	—	27,250	—	—
ProFund VP UltraMid-Cap	—	128,597	—	42,730	—	—
ProFund VP UltraNasdaq-100	133,030	2,947,536	—	—	—	—
ProFund VP UltraShort Dow 30	—	—	—	—	48	—
ProFund VP UltraShort Nasdaq-100	—	—	—	—	354,338	—
ProFund VP UltraSmall-Cap	4,685	258,887	—	—	—	—
ProFund VP Utilities	—	—	—	—	4,334	—

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 349

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	$—	$—	$817	$—	$—	$1,559
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	—	—	—	—	84,918	—
ProFund VP U.S. Government Plus	—	229,643	—	—	—	—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP's Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$(97,372)	$—	$—	$(8,186)	$—
ProFund VP Basic Materials	—	(91,985)	—	—	(9,030)	—
ProFund VP Bear	(6,910)	(934,746)	—	37,425	(61,706)	—
ProFund VP Biotechnology	—	(21,413)	—	—	16,399	—
ProFund VP Bull	72,105	(1,528,658)	—	(396,311)	248,650	—
ProFund VP Consumer Goods	—	12,923	—	—	(12,001)	—
ProFund VP Consumer Services	—	(61,543)	—	—	(26,137)	—
ProFund VP Dow 30	—	(12,672)	—	—	4,983	—
ProFund VP Emerging Markets	—	(154,853)	—	—	18,930	—
ProFund VP Financials	—	(71,282)	—	—	(10,027)	—
ProFund VP Health Care	—	(1,879)	—	—	2,651	—
ProFund VP Industrials	—	(109,550)	—	—	2,317	—
ProFund VP International	—	(652,173)	—	—	7,529	—
ProFund VP Internet	—	21,178	—	—	(4,969)	—
ProFund VP Japan	(259,193)	5,889	—	(277,426)	(167)	—
ProFund VP Mid-Cap	(510,736)	(932,694)	—	(54,374)	88,090	—
ProFund VP Nasdaq-100	1,575,127	1,844,498	—	(296,166)	863,031	—
ProFund VP Oil & Gas	—	(179,112)	—	—	(25,436)	—
ProFund VP Pharmaceuticals	—	(15,576)	—	—	(234)	—
ProFund VP Precious Metals	—	2,332,339	—	—	99,378	—
ProFund VP Real Estate	—	(79,743)	—	—	(12,053)	—
ProFund VP Semiconductor	—	(41,587)	—	—	(61)	—
ProFund VP Short Dow 30	—	(43,068)	—	—	(3,612)	—
ProFund VP Short Emerging Markets	—	(222,804)	—	—	(8,169)	—
ProFund VP Short International	—	(162,433)	—	—	(230)	—
ProFund VP Short Mid-Cap	—	139,689	—	—	(2,492)	—
ProFund VP Short Nasdaq-100	(145,848)	(408,200)	—	3,962	(317,352)	—
ProFund VP Short Small-Cap	24,502	160,660	—	7,924	(24,577)	—
ProFund VP Small-Cap	(18,721)	(1,200,636)	—	(15,278)	50,795	—
ProFund VP Technology	—	9,536	—	—	(4,999)	—
ProFund VP Telecommunications	—	(5,552)	—	—	(1,546)	—
ProFund VP UltraBull	(810,031)	(7,319,980)	—	(27,250)	308,295	—
ProFund VP UltraMid-Cap	40,773	(4,410,660)	—	(49,790)	124,608	—
ProFund VP UltraNasdaq-100	(2,263,757)	5,962,267	—	(595,996)	3,453,127	—
ProFund VP UltraShort Dow 30	—	67,280	—	—	(74)	—
ProFund VP UltraShort Nasdaq-100	9,006	810,138	—	—	(363,559)	—
ProFund VP UltraSmall-Cap	(833,296)	(4,616,826)	—	(12,347)	273,587	—
ProFund VP Utilities	—	(254,852)	—	—	(20,426)	—

350 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	$—	$—	$(14,514)	$—	$—	$(4,504)
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	(7,912)	(1,538,650)	—	—	(194,462)	—
ProFund VP U.S. Government Plus	(54,877)	3,233,762	—	11	504,527	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements and forward currency contracts as of June 30, 2020. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Banks
Swap Agreements — Goldman Sachs International	$(6,898)	$—	$6,898	$—
ProFund VP Basic Materials
Swap Agreements — Goldman Sachs International	(7,066)	—	7,066	—
ProFund VP Bear
Swap Agreements — Goldman Sachs International	(42,062)	42,062	—	—
Swap Agreements — UBS AG	(12,594)	12,594	—	—
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(4,093)	—	4,093	—
ProFund VP Bull
Swap Agreements — Goldman Sachs International	101,451	—	—	101,451
Swap Agreements — UBS AG	109,491	—	—	109,491
ProFund VP Consumer Goods
Swap Agreements — Goldman Sachs International	(11,780)	—	—	(11,780)
ProFund VP Consumer Services
Swap Agreements — Goldman Sachs International	(20,532)	—	20,532	—
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	2,478	—	—	2,478
Swap Agreements — UBS AG	1,253	—	—	1,253
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	102	—	—	102
Swap Agreements — UBS AG	336	—	—	336
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	119
(Depreciation)	(220)
Net (Depreciation)	(101)	101	—	—
Forward Currency Contracts — UBS AG
Appreciation	698
(Depreciation)	(1,339)
Net (Depreciation)	(641)	641	—	—
ProFund VP Financials
Swap Agreements — Goldman Sachs International	(7,303)	—	—	(7,303)

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 351

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Health Care
Swap Agreements — Goldman Sachs International	$(4,517)	$—	$4,517	$—
ProFund VP Industrials
Swap Agreements — Goldman Sachs International	(132)	—	—	(132)
ProFund VP International
Swap Agreements — Goldman Sachs International	(6,572)	6,572	—	—
Swap Agreements — UBS AG	(5,948)	5,948	—	—
ProFund VP Internet
Swap Agreements — Goldman Sachs International	(5,720)	—	—	(5,720)
ProFund VP Japan
Swap Agreements — Goldman Sachs International	(167)	—	—	(167)
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	20,061	—	—	20,061
Swap Agreements — UBS AG	70,267	—	—	70,267
ProFund VP Nasdaq-100
Swap Agreements — Goldman Sachs International	285,040	(285,040)	—	—
Swap Agreements — UBS AG	472,500	(472,500)	—	—
ProFund VP Oil & Gas
Swap Agreements — Goldman Sachs International	(26,985)	—	26,985	—
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(4,267)	—	4,267	—
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	888,586	(186,748)	—	701,838
Swap Agreements — UBS AG	676,585	—	—	676,585
ProFund VP Real Estate
Swap Agreements — Goldman Sachs International	(8,293)	—	—	(8,293)
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(67,074)	67,074	—	—
Swap Agreements — Societe' Generale	(17,844)	—	—	(17,844)
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(1,367)	—	1,367	—
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	(3,369)	3,369	—	—
Swap Agreements — UBS AG	(198)	198	—	—
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	(520)	520	—	—
Swap Agreements — UBS AG	(1,031)	1,031	—	—
ProFund VP Short International
Swap Agreements — Goldman Sachs International	931	—	—	931
Swap Agreements — UBS AG	796	—	—	796
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(1,673)	1,673	—	—
Swap Agreements — UBS AG	(893)	893	—	—
ProFund VP Short Nasdaq-100
Swap Agreements — Goldman Sachs International	(266,769)	266,769	—	—
Swap Agreements — UBS AG	(18,472)	18,472	—	—
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	(3,808)	3,808	—	—
Swap Agreements — UBS AG	(20,935)	20,935	—	—
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	32,849	—	—	32,849
Swap Agreements — UBS AG	18,125	—	—	18,125
ProFund VP Technology
Swap Agreements — Goldman Sachs International	(1,848)	—	1,848	—
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	(1,516)	—	—	(1,516)
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	111,362	(111,362)	—	—
Swap Agreements — UBS AG	113,086	—	—	113,086

352 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	$67,069	$—	$—	$67,069
Swap Agreements — UBS AG	61,528	—	—	61,528
ProFund VP UltraNasdaq-100
Swap Agreements — Goldman Sachs International	1,444,809	(1,444,809)	—	—
Swap Agreements — UBS AG	1,502,727	—	—	1,502,727
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(11)	—	—	(11)
Swap Agreements — UBS AG	(37)	37	—	—
ProFund VP UltraShort Nasdaq-100
Swap Agreements — Goldman Sachs International	(348,661)	348,661	—	—
Swap Agreements — UBS AG	(5,677)	—	—	(5,677)
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	169,418	—	—	169,418
Swap Agreements — UBS AG	89,469	—	—	89,469
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	145,001	—	—	145,001
Swap Agreements — Societe' Generale	84,642	(84,642)	—	—
ProFund VP Utilities
Swap Agreements — Goldman Sachs International	(4,334)	—	4,334	—

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
**	Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending:

Each ProFund VP may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund VP lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund VP in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund VP in connection with these loans may not be sold or pledged by the ProFund VP and, accordingly, is not reflected in the ProFund VP's assets and liabilities. The ProFunds VP may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds VP are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund VP if a material event affecting the ProFund VP's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund VP or the borrower at any time. No securities loan shall be made on behalf of a ProFund VP if, as a result, the aggregate value of all securities loaned by the particular ProFund VP exceeds one-third of the value of such ProFund VP's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund VP has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund VP would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund VP's securities as agreed, the ProFund VP may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund VP. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund VP could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund VP and any additional required collateral is delivered to the ProFund VP, or excess collateral returned by the ProFund VP, on the next business day.

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 353

The following table is a summary of the ProFunds VP' securities lending transactions as of June 30, 2020:

	Value of Securities on Loan	Value of Cash Collateral Received*
ProFund VP Asia 30	$99,888	$113,925
ProFund VP Basic Materials	17,350	18,023
ProFund VP Biotechnology	260,034	261,739
ProFund VP Bull	197,728	200,603
ProFund VP Consumer Goods	24,456	25,423
ProFund VP Consumer Services	104,162	108,827
ProFund VP Emerging Markets	117,080	120,398
ProFund VP Europe 30	1,063,436	1,098,124
ProFund VP Financials	9,779	10,099
ProFund VP Health Care	92,974	93,686
ProFund VP Internet	280,922	281,154
ProFund VP Large-Cap Growth	2,845	2,845
ProFund VP Large-Cap Value	12,848	13,506
ProFund VP Mid-Cap Growth	134,136	138,068
ProFund VP Mid-Cap Value	64,024	66,613
ProFund VP Nasdaq-100	290,810	291,051
ProFund VP Oil & Gas	48,390	49,020
ProFund VP Pharmaceuticals	27,143	28,285
ProFund VP Real Estate	12,334	12,787
ProFund VP Small-Cap	64,183	67,490
ProFund VP Small-Cap Growth	200,694	205,090
ProFund VP Small-Cap Value	391,019	407,947
ProFund VP Technology	52,763	53,067
ProFund VP Telecommunications	652	585
ProFund VP UltraBull	3,333	3,504
ProFund VP UltraMid-Cap	35,362	36,532
ProFund VP UltraNasdaq-100	254,808	255,019
ProFund VP UltraSmall-Cap	96,068	100,361

*	Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

354 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

Expense Reimbursement from a Third Party

During 2018, certain ProFunds VP received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. The corresponding impacts to the respective ProFund VP's Total Return and Ratios to Average Net Assets in the Financial Highlights are disclosed in a footnote to that ProFund VP's Financial Highlights.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs' investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds VPs' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their fair value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund VP that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates fair value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 355 such a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded; (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Any such fair valuations will be conducted pursuant to Board-approved fair valuation procedures. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2020, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Asia 30
Common Stocks	$21,464,894	$—	$—	$—	$21,464,894	$—
Collateral for Securities Loaned	113,925	—	—	—	113,925	—
Total	$21,578,819	$—	$—	$—	$21,578,819	$—
ProFund VP Banks
Common Stocks	$3,102,290	$—	$—	$—	$3,102,290	$—
Repurchase Agreements	—	—	61,000	—	61,000	—
Swap Agreements	—	—	—	(6,898)	—	(6,898)
Total	$3,102,290	$—	$61,000	$(6,898)	$3,163,290	$(6,898)
ProFund VP Basic Materials
Common Stocks	$8,812,761	$—	$—	$—	$8,812,761	$—
Repurchase Agreements	—	—	35,000	—	35,000	—
Collateral for Securities Loaned	18,023	—	—	—	18,023	—
Swap Agreements	—	—	—	(7,066)	—	(7,066)
Total	$8,830,784	$—	$35,000	$(7,066)	$8,865,784	$(7,066)
ProFund VP Bear
Repurchase Agreements	$—	$—	$4,238,000	$—	$4,238,000	$—
Futures Contracts	—	22,692	—	—	—	22,692
Swap Agreements	—	—	—	(54,656)	—	(54,656)
Total	$—	$22,692	$4,238,000	$(54,656)	$4,238,000	$(31,964)
ProFund VP Biotechnology
Common Stocks	$56,317,409	$—	$—	$—	$56,317,409	$—
Repurchase Agreements	—	—	1,723,000	—	1,723,000	—
Collateral for Securities Loaned	261,739	—	—	—	261,739	—
Swap Agreements	—	—	—	(4,093)	—	(4,093)
Total	$56,579,148	$—	$1,723,000	$(4,093)	$58,302,148	$(4,093)
ProFund VP Bull
Common Stocks	$34,157,483	$—	$—	$—	$34,157,483	$—
Repurchase Agreements	—	—	21,112,000	—	21,112,000	—
Collateral for Securities Loaned	200,603	—	—	—	200,603	—
Futures Contracts	—	(240,709)	—	—	—	(240,709)
Swap Agreements	—	—	—	210,942	—	210,942
Total	$34,358,086	$(240,709)	$21,112,000	$210,942	$55,470,086	$(29,767)

356 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Consumer Goods
Common Stocks	$12,022,499	$—	$—	$—	$12,022,499	$—
Repurchase Agreements	—	—	276,000	—	276,000	—
Collateral for Securities Loaned	25,423	—	—	—	25,423	—
Swap Agreements	—	—	—	(11,780)	—	(11,780)
Total	$12,047,922	$—	$276,000	$(11,780)	$12,323,922	$(11,780)
ProFund VP Consumer Services
Common Stocks	$23,785,130	$—	$—	$—	$23,785,130	$—
Repurchase Agreements	—	—	405,000	—	405,000	—
Collateral for Securities Loaned	108,827	—	—	—	108,827	—
Swap Agreements	—	—	—	(20,532)	—	(20,532)
Total	$23,893,957	$—	$405,000	$(20,532)	$24,298,957	$(20,532)
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$443,000	$—	$443,000	$—
Swap Agreements	—	—	—	3,731	—	3,731
Total	$—	$—	$443,000	$3,731	$443,000	$3,731
ProFund VP Emerging Markets
Common Stocks	$14,708,353	$—	$—	$—	$14,708,353	$—
Preferred Stocks	225,200	—	—	—	225,200	—
Repurchase Agreements	—	—	393,000	—	393,000	—
Collateral for Securities Loaned	120,398	—	—	—	120,398	—
Swap Agreements	—	—	—	438	—	438
Total	$15,053,951	$—	$393,000	$438	$15,446,951	$438
ProFund VP Europe 30
Common Stocks	$14,478,181	$—	$—	$—	$14,478,181	$—
Collateral for Securities Loaned	1,098,124	—	—	—	1,098,124	—
Total	$15,576,305	$—	$—	$—	$15,576,305	$—
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$390,000	$—	$390,000	$—
Forward Currency Contracts	—	—	—	(742)	—	(742)
Total	$—	$—	$390,000	$(742)	$390,000	$(742)
ProFund VP Financials
Common Stocks	$24,005,277	$—	$—	$—	$24,005,277	$—
Repurchase Agreements	—	—	321,000	—	321,000	—
Collateral for Securities Loaned	10,099	—	—	—	10,099	—
Swap Agreements	—	—	—	(7,303)	—	(7,303)
Total	$24,015,376	$—	$321,000	$(7,303)	$24,336,376	$(7,303)
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$39,985,045	$—	$39,985,045	$—
Repurchase Agreements	—	—	11,999,000	—	11,999,000	—
Total	$—	$—	$51,984,045	$—	$51,984,045	$—
ProFund VP Health Care
Common Stocks	$46,838,041	$—	$—	$—	$46,838,041	$—
Repurchase Agreements	—	—	300,000	—	300,000	—
Collateral for Securities Loaned	93,686	—	—	—	93,686	—
Swap Agreements	—	—	—	(4,517)	—	(4,517)
Total	$46,931,727	$—	$300,000	$(4,517)	$47,231,727	$(4,517)

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 357

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Industrials
Common Stocks	$11,431,953	$—	$—	$—	$11,431,953	$—
Preferred Stock	5	—	—	—	5	—
Repurchase Agreements	—	—	47,000	—	47,000	—
Swap Agreements	—	—	—	(132)	—	(132)
Total	$11,431,958	$—	$47,000	$(132)	$11,478,958	$(132)
ProFund VP International
Repurchase Agreements	$—	$—	$5,757,000	$—	$5,757,000	$—
Swap Agreements	—	—	—	(12,520)	—	(12,520)
Total	$—	$—	$5,757,000	$(12,520)	$5,757,000	$(12,520)
ProFund VP Internet
Common Stocks	$21,314,471	$—	$—	$—	$21,314,471	$—
Repurchase Agreements	—	—	895,000	—	895,000	—
Collateral for Securities Loaned	281,154	—	—	—	281,154	—
Swap Agreements	—	—	—	(5,720)	—	(5,720)
Total	$21,595,625	$—	$895,000	$(5,720)	$22,490,625	$(5,720)
ProFund VP Japan
Repurchase Agreements	$—	$—	$6,516,000	$—	$6,516,000	$—
Futures Contracts	—	(263,828)	—	—	—	(263,828)
Swap Agreements	—	—	—	(167)	—	(167)
Total	$—	$(263,828)	$6,516,000	$(167)	$6,516,000	$(263,995)
ProFund VP Large-Cap Growth
Common Stocks	$27,785,427	$—	$—	$—	$27,785,427	$—
Repurchase Agreements	—	—	25,000	—	25,000	—
Collateral for Securities Loaned	2,845	—	—	—	2,845	—
Total	$27,788,272	$—	$25,000	$—	$27,813,272	$—
ProFund VP Large-Cap Value
Common Stocks	$11,831,138	$—	$—	$—	$11,831,138	$—
Collateral for Securities Loaned	13,506	—	—	—	13,506	—
Total	$11,844,644	$—	$—	$—	$11,844,644	$—
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$7,492,000	$—	$7,492,000	$—
Futures Contracts	—	(28,487)	—	—	—	(28,487)
Swap Agreements	—	—	—	90,328	—	90,328
Total	$—	$(28,487)	$7,492,000	$90,328	$7,492,000	$61,841
ProFund VP Mid-Cap Growth
Common Stocks	$15,361,797	$—	$—	$—	$15,361,797	$—
Repurchase Agreements	—	—	16,000	—	16,000	—
Collateral for Securities Loaned	138,068	—	—	—	138,068	—
Total	$15,499,865	$—	$16,000	$—	$15,515,865	$—
ProFund VP Mid-Cap Value
Common Stocks	$9,207,005	$—	$—	$—	$9,207,005	$—
Repurchase Agreements	—	—	58,000	—	58,000	—
Collateral for Securities Loaned	66,613	—	—	—	66,613	—
Total	$9,273,618	$—	$58,000	$—	$9,331,618	$—

358 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Nasdaq-100
Common Stocks	$78,486,591	$—	$—	$—	$78,486,591	$—
Repurchase Agreements	—	—	44,283,000	—	44,283,000	—
Collateral for Securities Loaned	291,051	—	—	—	291,051	—
Futures Contracts	—	114,553	—	—	—	114,553
Swap Agreements	—	—	—	757,540	—	757,540
Total	$78,777,642	$114,553	$44,283,000	$757,540	$123,060,642	$872,093
ProFund VP Oil & Gas
Common Stocks	$16,676,621	$—	$—	$—	$16,676,621	$—
Repurchase Agreements	—	—	339,000	—	339,000	—
Collateral for Securities Loaned	49,020	—	—	—	49,020	—
Swap Agreements	—	—	—	(26,985)	—	(26,985)
Total	$16,725,641	$—	$339,000	$(26,985)	$17,064,641	$(26,985)
ProFund VP Pharmaceuticals
Common Stocks	$12,975,377	$—	$—	$—	$12,975,377	$—
Collateral for Securities Loaned	28,285	—	—	—	28,285	—
Swap Agreements	—	—	—	(4,267)	—	(4,267)
Total	$13,003,662	$—	$—	$(4,267)	$13,003,662	$(4,267)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$38,723,000	$—	$38,723,000	$—
Swap Agreements	—	—	—	1,565,171	—	1,565,171
Total	$—	$—	$38,723,000	$1,565,171	$38,723,000	$1,565,171
ProFund VP Real Estate
Common Stocks	$8,953,415	$—	$—	$—	$8,953,415	$—
Repurchase Agreements	—	—	16,000	—	16,000	—
Collateral for Securities Loaned	12,787	—	—	—	12,787	—
Swap Agreements	—	—	—	(8,293)	—	(8,293)
Total	$8,966,202	$—	$16,000	$(8,293)	$8,982,202	$(8,293)
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$4,496,000	$—	$4,496,000	$—
Swap Agreements	—	—	—	(84,918)	—	(84,918)
Total	$—	$—	$4,496,000	$(84,918)	$4,496,000	$(84,918)
ProFund VP Semiconductor
Common Stocks	$7,213,449	$—	$—	$—	$7,213,449	$—
Repurchase Agreements	—	—	42,000	—	42,000	—
Swap Agreements	—	—	—	(1,367)	—	(1,367)
Total	$7,213,449	$—	$42,000	$(1,367)	$7,255,449	$(1,367)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$423,000	$—	$423,000	$—
Swap Agreements	—	—	—	(3,567)	—	(3,567)
Total	$—	$—	$423,000	$(3,567)	$423,000	$(3,567)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,402,000	$—	$1,402,000	$—
Swap Agreements	—	—	—	(1,551)	—	(1,551)
Total	$—	$—	$1,402,000	$(1,551)	$1,402,000	$(1,551)
ProFund VP Short International
Repurchase Agreements	$—	$—	$803,000	$—	$803,000	$—
Swap Agreements	—	—	—	1,727	—	1,727
Total	$—	$—	$803,000	$1,727	$803,000	$1,727

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 359

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$194,000	$—	$194,000	$—
Swap Agreements	—	—	—	(2,566)	—	(2,566)
Total	$—	$—	$194,000	$(2,566)	$194,000	$(2,566)
ProFund VP Short Nasdaq-100
Repurchase Agreements	$—	$—	$14,749,000	$—	$14,749,000	$—
Futures Contracts	—	(1,176)	—	—	—	(1,176)
Swap Agreements	—	—	—	(285,241)	—	(285,241)
Total	$—	$(1,176)	$14,749,000	$(285,241)	$14,749,000	$(286,417)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$1,877,000	$—	$1,877,000	$—
Futures Contracts	—	2,617	—	—	—	2,617
Swap Agreements	—	—	—	(24,743)	—	(24,743)
Total	$—	$2,617	$1,877,000	$(24,743)	$1,877,000	$(22,126)
ProFund VP Small-Cap
Common Stocks	$4,448,403	$—	$—	$—	$4,448,403	$—
Preferred Stock	18	—	—	—	18	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	3,997,000	—	3,997,000	—
Collateral for Securities Loaned	67,490	—	—	—	67,490	—
Futures Contracts	—	(7,869)	—	—	—	(7,869)
Swap Agreements	—	—	—	50,974	—	50,974
Total	$4,515,911	$(7,869)	$3,997,000	$50,974	$8,512,911	$43,105
ProFund VP Small-Cap Growth
Common Stocks	$16,600,576	$—	$—	$—	$16,600,576	$—
Repurchase Agreements	—	—	50,000	—	50,000	—
Collateral for Securities Loaned	205,090	—	—	—	205,090	—
Total	$16,805,666	$—	$50,000	$—	$16,855,666	$—
ProFund VP Small-Cap Value
Common Stocks	$12,198,181	$—	$—	$—	$12,198,181	$—
Preferred Stock	1	—	—	—	1	—
Collateral for Securities Loaned	407,947	—	—	—	407,947	—
Total	$12,606,129	$—	$—	$—	$12,606,129	$—
ProFund VP Technology
Common Stocks	$35,919,954	$—	$—	$—	$35,919,954	$—
Repurchase Agreements	—	—	975,000	—	975,000	—
Collateral for Securities Loaned	53,067	—	—	—	53,067	—
Swap Agreements	—	—	—	(1,848)	—	(1,848)
Total	$35,973,021	$—	$975,000	$(1,848)	$36,948,021	$(1,848)
ProFund VP Telecommunications
Common Stocks	$5,891,731	$—	$—	$—	$5,891,731	$—
Repurchase Agreements	—	—	56,000	—	56,000	—
Collateral for Securities Loaned	585	—	—	—	585	—
Swap Agreements	—	—	—	(1,516)	—	(1,516)
Total	$5,892,316	$—	$56,000	$(1,516)	$5,948,316	$(1,516)
ProFund VP UltraBull
Common Stocks	$7,819,082	$—	$—	$—	$7,819,082	$—
Repurchase Agreements	—	—	4,040,000	—	4,040,000	—
Collateral for Securities Loaned	3,504	—	—	—	3,504	—
Futures Contracts	—	(27,250)	—	—	—	(27,250)
Swap Agreements	—	—	—	224,448	—	224,448
Total	$7,822,586	$(27,250)	$4,040,000	$224,448	$11,862,586	$197,198

360 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraMid-Cap
Common Stocks	$5,275,298	$—	$—	$—	$5,275,298	$—
Repurchase Agreements	—	—	2,804,000	—	2,804,000	—
Collateral for Securities Loaned	36,532	—	—	—	36,532	—
Futures Contracts	—	(42,730)	—	—	—	(42,730)
Swap Agreements	—	—	—	128,597	—	128,597
Total	$5,311,830	$(42,730)	$2,804,000	$128,597	$8,115,830	$85,867
ProFund VP UltraNasdaq-100
Common Stocks	$68,909,155	$—	$—	$—	$68,909,155	$—
Repurchase Agreements	—	—	43,631,000	—	43,631,000	—
Collateral for Securities Loaned	255,019	—	—	—	255,019	—
Futures Contracts	—	133,030	—	—	—	133,030
Swap Agreements	—	—	—	2,947,536	—	2,947,536
Total	$69,164,174	$133,030	$43,631,000	$2,947,536	$112,795,174	$3,080,566
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$2,000	$—	$2,000	$—
Swap Agreements	—	—	—	(48)	—	(48)
Total	$—	$—	$2,000	$(48)	$2,000	$(48)
ProFund VP UltraShort Nasdaq-100
Repurchase Agreements	$—	$—	$11,410,000	$—	$11,410,000	$—
Swap Agreements	—	—	—	(354,338)	—	(354,338)
Total	$—	$—	$11,410,000	$(354,338)	$11,410,000	$(354,338)
ProFund VP UltraSmall-Cap
Common Stocks	$5,245,104	$—	$—	$—	$5,245,104	$—
Preferred Stock	15	—	—	—	15	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	6,587,000	—	6,587,000	—
Collateral for Securities Loaned	100,361	—	—	—	100,361	—
Futures Contracts	—	4,685	—	—	—	4,685
Swap Agreements	—	—	—	258,887	—	258,887
Total	$5,345,480	$4,685	$6,587,000	$258,887	$11,932,480	$263,572
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$8,487,781	$—	$8,487,781	$—
Repurchase Agreements	—	—	24,407,000	—	24,407,000	—
Swap Agreements	—	—	—	229,643	—	229,643
Total	$—	$—	$32,894,781	$229,643	$32,894,781	$229,643
ProFund VP Utilities
Common Stocks	$30,402,104	$—	$—	$—	$30,402,104	$—
Repurchase Agreements	—	—	378,000	—	378,000	—
Swap Agreements	—	—	—	(4,334)	—	(4,334)
Total	$30,402,104	$—	$378,000	$(4,334)	$30,780,104	$(4,334)

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*	Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 361

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust, another investment company advised by the Advisor, be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP's net assets in excess of $2 billion. During the period ended June 30, 2020, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the period ended June 30, 2020 for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $195,656 for the period ended June 30, 2020. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees, a monthly/quarterly fee equal on an annual basis of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees." Throughout the period ended June 30, 2020, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $45,236 for the period ended June 30, 2020. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at an annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regularly quarterly in-person meeting, $3,000 for attending each special meeting, and $3,000 for attending each telephonic meeting. During the period ended June 30, 2020, actual Trustee compensation was $346,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2021.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as

362 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

"Recoupment of prior expenses reduced by the Advisor." As of June 30, 2020, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/21	Expires 4/30/22	Expires 4/30/23	Expires 4/30/24	Total
ProFund VP Asia 30	$—	$—	$18,510	$2,010	$20,520
ProFund VP Banks	—	4,733	1,693	871	7,297
ProFund VP Basic Materials	—	—	3,103	1,666	4,769
ProFund VP Bear	—	—	3,486	1,609	5,095
ProFund VP Bull	—	—	—	7,664	7,664
ProFund VP Consumer Goods	—	8,850	4,224	2,572	15,646
ProFund VP Consumer Services	—	—	7,673	4,262	11,935
ProFund VP Emerging Markets	—	—	15,518	3,285	18,803
ProFund VP Europe 30	—	—	16,387	3,715	20,102
ProFund VP Falling U.S. Dollar	12,218	19,462	18,517	1,345	51,542
ProFund VP Financials	—	—	3,681	4,297	7,978
ProFund VP Health Care	—	9,809	15,276	5,235	30,320
ProFund VP Industrials	—	4,776	3,818	2,403	10,997
ProFund VP International	—	—	—	287	287
ProFund VP Internet	—	—	1,924	2,062	3,986
ProFund VP Japan	—	—	1,507	1,717	3,224
ProFund VP Large-Cap Growth	—	9,112	12,749	4,450	26,311
ProFund VP Large-Cap Value	—	5,713	11,285	3,509	20,507
ProFund VP Mid-Cap Growth	266	12,517	10,197	3,740	26,720
ProFund VP Mid-Cap Value	7,624	4,250	12,202	2,771	26,847
ProFund VP Nasdaq-100	—	—	28,125	11,473	39,598
ProFund VP Oil & Gas	—	—	2,652	4,149	6,801
ProFund VP Pharmaceuticals	—	—	2,852	1,898	4,750
ProFund VP Precious Metals	—	—	6,776	4,636	11,412
ProFund VP Real Estate	—	2,890	5,955	2,225	11,070
ProFund VP Rising Rates Opportunity	—	—	3,649	—	3,649
ProFund VP Semiconductor	—	—	—	722	722
ProFund VP Short Dow 30	122	—	—	—	122
ProFund VP Short Emerging Markets	—	—	—	281	281
ProFund VP Short International	—	—	353	—	353
ProFund VP Short Mid-Cap	—	—	—	43	43
ProFund VP Short Nasdaq-100	—	—	4,821	—	4,821
ProFund VP Short Small-Cap	—	—	917	1,260	2,177
ProFund VP Small-Cap	—	—	4,240	3,294	7,534
ProFund VP Small-Cap Growth	—	4,569	9,699	2,509	16,777
ProFund VP Small-Cap Value	—	—	5,909	3,559	9,468
ProFund VP Telecommunications	—	—	2,261	1,266	3,527
ProFund VP UltraMid-Cap	—	2,156	8,112	1,827	12,095
ProFund VP UltraNasdaq-100	—	14,643	85,731	6,312	106,686
ProFund VP UltraShort Nasdaq-100	—	—	626	209	835
ProFund VP UltraSmall-Cap	—	—	7,809	5,216	13,025
ProFund VP U.S. Government Plus	—	—	8,716	9,256	17,972
ProFund VP Utilities	—	—	13,574	7,242	20,816

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2021 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such recoupments shall be made monthly, but only to the extent that such recoupments would not cause the ProFund VP Government Money Market's net yield to fall below the highest previously determined minimum yield, and such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2020, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

	Expires 4/30/23	Expires 4/30/24	Total
ProFund VP Government Money Market	$201,617	$213,222	$414,839

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 363

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2020 were as follows:

	Purchases	Sales
ProFund VP Asia 30	$7,111,552	$14,122,912
ProFund VP Banks	7,275,872	8,695,962
ProFund VP Basic Materials	3,711,752	4,687,205
ProFund VP Biotechnology	24,743,147	24,342,299
ProFund VP Bull	469,030	10,559,037
ProFund VP Consumer Goods	10,849,265	9,862,216
ProFund VP Consumer Services	10,400,796	12,565,007
ProFund VP Emerging Markets	11,111,551	16,647,170
ProFund VP Europe 30	2,683,514	4,317,400
ProFund VP Financials	17,409,566	22,862,328
ProFund VP Health Care	19,032,646	19,017,746
ProFund VP Industrials	5,242,522	9,121,076
ProFund VP Internet	11,994,425	10,382,504
ProFund VP Large-Cap Growth	20,025,978	22,780,940
ProFund VP Large-Cap Value	7,500,327	13,729,957
ProFund VP Mid-Cap Growth	14,991,890	19,486,571
ProFund VP Mid-Cap Value	7,114,039	12,449,971
ProFund VP Nasdaq-100	1,347,939	4,174,284
ProFund VP Oil & Gas	10,059,592	10,776,506
ProFund VP Pharmaceuticals	5,682,540	5,103,118
ProFund VP Real Estate	10,602,092	14,548,578
ProFund VP Semiconductor	20,065,987	20,960,056
ProFund VP Small-Cap	889,992	967,799
ProFund VP Small-Cap Growth	9,536,284	9,090,381
ProFund VP Small-Cap Value	8,437,472	12,791,001
ProFund VP Technology	32,662,292	32,621,429
ProFund VP Telecommunications	4,250,511	3,950,917
ProFund VP UltraBull	169,110,861	177,091,496
ProFund VP UltraMid-Cap	32,471,736	35,008,067
ProFund VP UltraNasdaq-100	31,093,855	36,290,369
ProFund VP UltraSmall-Cap	1,060,359	4,138,973
ProFund VP Utilities	10,204,914	16,427,572

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2020 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$16,183,600	$16,162,613

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund VP to losses in excess of those amounts initially invested.

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP's net assets, the terms of a swap agreement between

364 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP's investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP's return.

Compounding Risk

Certain ProFunds VP are "geared" funds ("Geared Funds") in the sense that the ProFund VP has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund VP calculates its net asset value ("NAV") to the time of the ProFund VP's next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP's prospectus.

Concentration Risk

Certain non-money market ProFunds VP may be subject to concentration risk. Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP's benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund VP's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund VP seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund VP from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund VP's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund VP will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund VP's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 365 instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP's correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP's ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund VP that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic

366 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund VP. Debt instruments may have varying levels of sensitivity to changes in interest rates.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Index Performance Risk

Certain ProFunds VP linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund VP achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the tax years ended, as noted below, were as follows:

	Year Ended December 31, 2019				Year Ended December 31, 2018
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Asia 30	$54,139	$—	$—	$54,139	$129,308	$—	$—	$129,308
ProFund VP Banks	67,297	—	—	67,297	45,033	—	—	45,033
ProFund VP Basic Materials	39,914	348,798	—	388,712	67,046	—	—	67,046
ProFund VP Bear	3,463	—	—	3,463	—	—	—	—
ProFund VP Biotechnology	107,521	108,138	—	215,659	—	—	—	—
ProFund VP Bull	160,881	1,044,941	—	1,205,822	4,355,560	2,967,059	—	7,322,619
ProFund VP Consumer Goods	159,669	1,689,044	—	1,848,713	161,182	1,953,694	—	2,114,876
ProFund VP Consumer Services	—	1,296,563	—	1,296,563	—	1,368,209	—	1,368,209
ProFund VP Dow 30	837	—	—	837	175,647	—	—	175,647
ProFund VP Emerging Markets	84,945	—	—	84,945	60,833	—	—	60,833
ProFund VP Europe 30	507,890	—	—	507,890	694,945	—	—	694,945
ProFund VP Falling U.S. Dollar	214	—	—	214	17,779	38,602	—	56,381
ProFund VP Financials	177,294	1,665,605	—	1,842,899	157,288	—	—	157,288
ProFund VP Government Money Market	1,278,580	—	—	1,278,580	747,003	—	—	747,003
ProFund VP Health Care	—	5,775,400	—	5,775,400	78,636	2,906,954	—	2,985,590
ProFund VP Industrials	—	2,486,434	—	2,486,434	21,880	—	—	21,880

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 367

	Year Ended December 31, 2019				Year Ended December 31, 2018
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP International	$16,547	$—	$—	$16,547	$1,305,170	$—	$—	$1,305,170
ProFund VP Internet	—	491,896	—	491,896	9,602	1,158,396	—	1,167,998
ProFund VP Japan	9,941	—	—	9,941	—	—	—	—
ProFund VP Large-Cap Growth	—	6,298,722	—	6,298,722	509,020	928,978	—	1,437,998
ProFund VP Large-Cap Value	148,635	1,537,460	—	1,686,095	160,481	—	—	160,481
ProFund VP Mid-Cap	15,907	—	—	15,907	2,406,149	472,015	—	2,878,164
ProFund VP Mid-Cap Growth	—	1,641,985	—	1,641,985	41,380	2,359,638	—	2,401,018
ProFund VP Mid-Cap Value	25,745	426,732	—	452,477	763,339	1,329,521	—	2,092,860
ProFund VP Nasdaq-100	—	709,177	—	709,177	4,899,518	2,121,775	—	7,021,293
ProFund VP Oil & Gas	348,572	826,398	—	1,174,970	641,763	—	—	641,763
ProFund VP Pharmaceuticals	105,596	1,538,932	—	1,644,528	168,708	369,772	—	538,480
ProFund VP Precious Metals	8,874	—	—	8,874	—	—	—	—
ProFund VP Real Estate	277,060	774,042	—	1,051,102	221,681	1,139,462	—	1,361,143
ProFund VP Rising Rates Opportunity	336,149	—	—	336,149	—	—	—	—
ProFund VP Semiconductor	21,450	624,936	—	646,386	671,774	41,909	—	713,683
ProFund VP Short Dow 30	5	—	—	5	—	—	—	—
ProFund VP Short Emerging Markets	96,628	—	—	96,628	—	—	—	—
ProFund VP Short International	22,231	—	—	22,231	—	—	—	—
ProFund VP Short Mid-Cap	411	—	—	411	14,712	—	—	14,712
ProFund VP Short Nasdaq-100	2,407	—	—	2,407	—	—	—	—
ProFund VP Short Small-Cap	165,393	13,490	—	178,883	—	—	—	—
ProFund VP Small-Cap	—	—	—	—	628,387	326,801	—	955,188
ProFund VP Small-Cap Growth	—	2,319,685	—	2,319,685	—	2,167,456	—	2,167,456
ProFund VP Small-Cap Value	—	—	—	—	231,934	1,748,835	—	1,980,769
ProFund VP Technology	—	686,328	—	686,328	471,706	355,107	—	826,813
ProFund VP Telecommunications	199,221	—	—	199,221	376,240	—	—	376,240
ProFund VP UltraBull	111,007	—	—	111,007	10,650,856	427,143	—	11,077,999
ProFund VP UltraMid-Cap	—	—	—	—	4,615,273	1,114,122	—	5,729,395
ProFund VP UltraNasdaq-100	—	—	—	—	33,034,761	2,441,110	—	35,475,871
ProFund VP UltraShort Dow 30	323	—	—	323	—	—	—	—
ProFund VP UltraShort Nasdaq-100	2,753	—	—	2,753	—	—	—	—
ProFund VP UltraSmall-Cap	—	—	—	—	4,941,888	2,208,740	—	7,150,628
ProFund VP U.S. Government Plus	175,989	—	—	175,989	165,159	—	—	165,159
ProFund VP Utilities	596,222	2,238,652	—	2,834,874	660,338	995,404	—	1,655,742

As of the latest tax year ended December 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Asia 30	$627,243	$1,892,592	$—	$—	$9,521,110	$12,040,945
ProFund VP Banks	92,909	—	—	(2,432,358)	1,831,969	(507,480)
ProFund VP Basic Materials	176,220	773,179	—	—	4,237,126	5,186,525
ProFund VP Bear	18,941	—	—	(20,333,523)	7,050	(20,307,532)
ProFund VP Biotechnology	666,520	3,430,329	—	—	25,255,680	29,352,529
ProFund VP Bull	1,256,420	1,896,687	—	—	25,588,886	28,741,993
ProFund VP Consumer Goods	255,722	2,086	—	—	7,295,186	7,552,994
ProFund VP Consumer Services	13,651	9,125,605	—	—	8,126,613	17,265,869
ProFund VP Dow 30	111,280	—	—	(1,640,431)	(1,252)	(1,530,403)
ProFund VP Emerging Markets	117,347	—	—	(5,952,136)	6,836,630	1,001,841
ProFund VP Europe 30	395,173	—	—	(781,082)	1,911,470	1,525,561
ProFund VP Falling U.S. Dollar	1,948	—	—	(294,554)	—	(292,606)
ProFund VP Financials	446,392	1,686,717	—	—	16,474,745	18,607,854
ProFund VP Government Money Market	—	—	—	(59,992)	—	(59,992)
ProFund VP Health Care	—	6,154,240	—	—	29,892,152	36,046,392
ProFund VP Industrials	225,998	48,387	—	—	9,067,639	9,342,024
ProFund VP International	26,164	—	—	(1,825,704)	(20,049)	(1,819,589)

368 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Internet	$—	$2,716,437	$—	$—	$8,596,706	$11,313,143
ProFund VP Japan	18,886	—	—	(280,092)	—	(261,206)
ProFund VP Large-Cap Growth	479,816	2,242,711	—	—	12,897,637	15,620,164
ProFund VP Large-Cap Value	1,709,255	161,629	—	—	3,257,910	5,128,794
ProFund VP Mid-Cap	2,072,210	183,573	—	(627,910)	2,238	1,630,111
ProFund VP Mid-Cap Growth	101,224	1,721,817	—	—	4,139,376	5,962,417
ProFund VP Mid-Cap Value	705,072	220,425	—	—	1,283,082	2,208,579
ProFund VP Nasdaq-100	5,808,860	3,687,763	—	—	45,696,950	55,193,573
ProFund VP Oil & Gas	423,975	186,175	—	—	8,990,055	9,600,205
ProFund VP Pharmaceuticals	15,200	—	—	(122,293)	2,428,073	2,320,980
ProFund VP Precious Metals	89,778	—	—	(62,482,811)	1,465,793	(60,927,240)
ProFund VP Real Estate	326,196	—	—	—	6,129,174	6,455,370
ProFund VP Rising Rates Opportunity	37,790	—	—	(27,026,300)	109,544	(26,878,966)
ProFund VP Semiconductor	649,891	46,276	—	—	4,277,415	4,973,582
ProFund VP Short Dow 30	44	—	—	(54,781)	45	(54,692)
ProFund VP Short Emerging Markets	5,130	—	—	(2,036,729)	6,618	(2,024,981)
ProFund VP Short International	3,789	—	—	(1,936,978)	1,957	(1,931,232)
ProFund VP Short Mid-Cap	1,287	—	—	(2,486,136)	(74)	(2,484,923)
ProFund VP Short Nasdaq-100	11,486	—	—	(12,642,739)	32,111	(12,599,142)
ProFund VP Short Small-Cap	9,165	—	—	(5,429,671)	(166)	(5,420,672)
ProFund VP Small-Cap	292,374	87,478	—	—	1,545,049	1,924,901
ProFund VP Small-Cap Growth	326,507	2,094,615	—	—	4,502,112	6,923,234
ProFund VP Small-Cap Value	1,215,341	601,675	—	—	303,270	2,120,286
ProFund VP Technology	359,646	3,832,336	—	—	22,716,778	26,908,760
ProFund VP Telecommunications	61,265	—	—	(1,114,745)	729,073	(324,407)
ProFund VP UltraBull	9,178,073	741,664	—	(7,635,936)	4,322,593	6,606,394
ProFund VP UltraMid-Cap	2,446,479	1,063,245	—	—	3,319,060	6,828,784
ProFund VP UltraNasdaq-100	30,350,128	3,147,134	—	—	45,405,948	78,903,210
ProFund VP UltraShort Dow 30	185	—	—	(956,763)	26	(956,552)
ProFund VP UltraShort Nasdaq-100	6,414	—	—	(5,781,335)	9,221	(5,765,700)
ProFund VP UltraSmall-Cap	2,146,206	—	—	—	2,962,207	5,108,413
ProFund VP U.S. Government Plus	1,879,587	—	—	—	(375,055)	1,504,532
ProFund VP Utilities	1,762,096	6,251,978	—	—	16,261,433	24,275,507

As of the latest tax year ended December 31, 2019, the following ProFunds VP have net capital loss carryforwards ("CLCFs") as summarized in the tables below.

Fund	No Expiration Date
ProFund VP Banks	$2,432,358
ProFund VP Bear	20,333,523	*
ProFund VP Dow 30	1,640,431	*
ProFund VP Emerging Markets	5,952,136	*
ProFund VP Europe 30	781,082
ProFund VP Falling U.S. Dollar	294,554	*
ProFund VP Government Money Market	59,992	*
ProFund VP International	1,825,704	*
ProFund VP Japan	280,092
ProFund VP Mid-Cap	627,910	*
ProFund VP Pharmaceuticals	122,293
ProFund VP Precious Metals	62,482,811
ProFund VP Rising Rates Opportunity	27,026,300	*
ProFund VP Short Dow 30	54,781	*
ProFund VP Short Emerging Markets	2,036,729	*
ProFund VP Short International	1,936,978	*
ProFund VP Short Mid-Cap	2,486,136	*
ProFund VP Short Nasdaq-100	12,642,739	*
ProFund VP Short Small-Cap	5,429,671	*
ProFund VP Telecommunications	1,114,745
ProFund VP UltraBull	7,635,936	*
ProFund VP UltraShort Dow 30	956,763	*
ProFund VP UltraShort Nasdaq-100	5,781,335	*

*	All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

June 30, 2020 (unaudited) :: Notes to Financial Statements :: 369

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distribution paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year. The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

As of December 31, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Asia 30	$20,898,085	$10,961,617	$(1,440,507)	$9,521,110
ProFund VP Banks	5,588,414	4,432,807	(2,600,838)	1,831,969
ProFund VP Basic Materials	7,266,686	6,434,484	(2,197,358)	4,237,126
ProFund VP Bear	3,462,267	7,050	—	7,050
ProFund VP Biotechnology	25,033,106	30,468,642	(5,212,962)	25,255,680
ProFund VP Bull	39,702,180	29,711,586	(4,122,700)	25,588,886
ProFund VP Consumer Goods	4,855,742	8,199,637	(904,451)	7,295,186
ProFund VP Consumer Services	18,670,498	8,864,911	(738,298)	8,126,613
ProFund VP Dow 30	318,000	—	(1,252)	(1,252)
ProFund VP Emerging Markets	19,484,000	8,377,247	(1,540,617)	6,836,630
ProFund VP Europe	30 18,508,260	6,678,255	(4,766,785)	1,911,470
ProFund VP Falling U.S. Dollar	507,762	—	—	—
ProFund VP Financials	20,318,102	25,147,059	(8,672,314)	16,474,745
ProFund VP Government Money Market	185,166,389	—	—	—
ProFund VP Health Care	19,661,742	33,047,361	(3,155,209)	29,892,152
ProFund VP Industrials	8,967,664	10,334,617	(1,266,978)	9,067,639
ProFund VP International	5,960,000	—	(20,049)	(20,049)
ProFund VP Internet	8,023,307	10,071,571	(1,474,865)	8,596,706
ProFund VP Japan	8,918,598	—	—	—
ProFund VP Large-Cap Growth	16,143,178	13,706,194	(808,557)	12,897,637
ProFund VP Large-Cap Value	18,986,122	5,619,399	(2,361,489)	3,257,910
ProFund VP Mid-Cap	8,551,887	2,238	—	2,238
ProFund VP Mid-Cap Growth	16,751,152	5,013,050	(873,674)	4,139,376
ProFund VP Mid-Cap Value	16,649,638	2,871,676	(1,588,594)	1,283,082
ProFund VP Nasdaq-100	60,073,503	48,072,051	(2,375,101)	45,696,950
ProFund VP Oil & Gas	17,385,372	13,852,704	(4,862,649)	8,990,055
ProFund VP Pharmaceuticals	11,151,761	4,373,538	(1,945,465)	2,428,073
ProFund VP Precious Metals	28,403,000	1,465,793	—	1,465,793
ProFund VP Real Estate	9,751,766	7,732,089	(1,602,915)	6,129,174
ProFund VP Rising Rates Opportunity	5,802,000	109,544	—	109,544
ProFund VP Semiconductor	3,705,191	4,769,479	(492,064)	4,277,415
ProFund VP Short Dow 30	11,000	45	—	45
ProFund VP Short Emerging Markets	851,000	6,618	—	6,618
ProFund VP Short International	595,000	1,957	—	1,957
ProFund VP Short Mid-Cap	143,000	—	(74)	(74)
ProFund VP Short Nasdaq-100	7,350,862	32,111	—	32,111
ProFund VP Short Small-Cap	1,840,693	—	(166)	(166)
ProFund VP Small-Cap	14,394,577	1,911,719	(366,670)	1,545,049
ProFund VP Small-Cap Growth	13,756,228	5,238,029	(735,917)	4,502,112
ProFund VP Small-Cap Value	21,337,285	3,291,410	(2,988,140)	303,270
ProFund VP Technology	9,619,415	24,566,101	(1,849,323)	22,716,778
ProFund VP Telecommunications	5,451,883	1,425,809	(696,736)	729,073
ProFund VP UltraBull	21,453,536	5,527,337	(1,204,744)	4,322,593
ProFund VP UltraMid-Cap	12,291,954	4,628,250	(1,309,190)	3,319,060
ProFund VP UltraNasdaq-100	53,568,139	47,874,466	(2,468,518)	45,405,948
ProFund VP UltraShort Dow 30	3,000	26	—	26
ProFund VP UltraShort Nasdaq-100	1,052,000	9,221	—	9,221
ProFund VP UltraSmall-Cap	18,087,340	3,551,010	(588,803)	2,962,207
ProFund VP U.S. Government Plus	19,234,954	—	(375,055)	(375,055)
ProFund VP Utilities	28,202,568	18,491,943	(2,230,510)	16,261,433

370 :: Notes to Financial Statements :: June 30, 2020 (unaudited)

8. Reverse Share Splits

Effective November 18, 2019, the ProFund VP Internet underwent a 3-for-1 share split, the ProFund VP Short Dow 30, the ProFund VP Short International, and the ProFund VP Short Nasdaq-100 each underwent a 1-for-4 reverse share split, and the ProFund VP UltraShort Dow 30 underwent a 1-for-8 reverse share split.

Effective December 11, 2017, the ProFund VP Short Emerging Markets underwent a 1-for-5 reverse share split, and the ProFund VP UltraShort Nasdaq-100 underwent a 1-for-8 reverse share split.

Effective December 5, 2016, the ProFund VP Japan and ProFund VP Telecommunications underwent a 1-for-4 reverse share split, the ProFund VP Bear underwent a 1-for-5 reverse share split, the ProFund VP Short Mid-Cap underwent a 1-for-8 reverse share split, and the ProFund VP Rising Rates Opportunity underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFund VP by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds VP or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

9. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, the Advisor was deemed a significant shareholder of each of ProFund VP Dow 30 and ProFund VP UltraShort Dow 30, as the Advisor's ownership of total shares outstanding of each ProFund VP was 27% and 46%, respectively.

10. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP' financial statements.

June 30, 2020 (unaudited) :: Board Approval of Liquidity Risk Management Program :: 371

Liquidity Risk Management Program

ProFunds (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the Board") has approved the designation of ProFund Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity Program, subject to the oversight of the Board.

On March 12, 2020, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Annual Liquidity Report"). The Annual Liquidity Report, which covered the period from June 1, 2019 through December 31, 2019, addressed the operation of the Trust's Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program's implementation. The Annual Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

This Page Intentionally Left Blank

Expense Examples

374 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of invest in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended June 30, 2020.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended June 30, 2020.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on each ProFund VP's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period(1)	Ending Account Value 6/30/20	Expenses Paid During Period(1)
ProFund VP Asia 30	1.68%	$1,000.00	$999.70	$8.35	$1,016.51	$8.42
ProFund VP Banks	1.68%	1,000.00	649.30	6.89	1,016.51	8.42
ProFund VP Basic Materials	1.68%	1,000.00	914.50	8.00	1,016.51	8.42
ProFund VP Bear	1.68%	1,000.00	935.00	8.08	1,016.51	8.42
ProFund VP Biotechnology	1.73%	1,000.00	1,122.90	9.13	1,016.26	8.67
ProFund VP Bull	1.71%	1,000.00	958.60	8.33	1,016.36	8.57
ProFund VP Consumer Goods	1.68%	1,000.00	962.00	8.20	1,016.51	8.42
ProFund VP Consumer Services	1.68%	1,000.00	1,020.80	8.44	1,016.51	8.42
ProFund VP Dow 30	1.68%	1,000.00	905.20	7.96	1,016.51	8.42
ProFund VP Emerging Markets	1.68%	1,000.00	889.60	7.89	1,016.51	8.42
ProFund VP Europe 30	1.68%	1,000.00	819.60	7.60	1,016.51	8.42
ProFund VP Falling U.S. Dollar	1.68%	1,000.00	980.10	8.27	1,016.51	8.42
ProFund VP Financials	1.68%	1,000.00	806.60	7.55	1,016.51	8.42
ProFund VP Government Money Market	0.66%	1,000.00	1,000.30	3.28	1,021.58	3.32
ProFund VP Health Care	1.68%	1,000.00	1,002.30	8.36	1,016.51	8.42
ProFund VP Industrials	1.68%	1,000.00	905.90	7.96	1,016.51	8.42
ProFund VP International	1.70%	1,000.00	878.90	7.94	1,016.41	8.52
ProFund VP Internet	1.68%	1,000.00	1,217.90	9.26	1,016.51	8.42
ProFund VP Japan	1.68%	1,000.00	945.30	8.13	1,016.51	8.42
ProFund VP Large-Cap Growth	1.68%	1,000.00	1,070.10	8.65	1,016.51	8.42
ProFund VP Large-Cap Value	1.68%	1,000.00	840.30	7.69	1,016.51	8.42
ProFund VP Mid-Cap	1.78%	1,000.00	860.20	8.23	1,016.01	8.92
ProFund VP Mid-Cap Growth	1.68%	1,000.00	941.10	8.11	1,016.51	8.42
ProFund VP Mid-Cap Value	1.68%	1,000.00	785.80	7.46	1,016.51	8.42
ProFund VP Nasdaq-100	1.68%	1,000.00	1,155.40	9.00	1,016.51	8.42
ProFund VP Oil & Gas	1.68%	1,000.00	635.60	6.83	1,016.51	8.42
ProFund VP Pharmaceuticals	1.68%	1,000.00	962.40	8.20	1,016.51	8.42
ProFund VP Precious Metals	1.68%	1,000.00	1,264.20	9.46	1,016.51	8.42
ProFund VP Real Estate	1.68%	1,000.00	856.50	7.75	1,016.51	8.42
ProFund VP Rising Rates Opportunity	1.68%	1,000.00	707.70	7.13	1,016.51	8.42

Expense Examples (unaudited) :: 375

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period(1)	Ending Account Value 6/30/20	Expenses Paid During Period(1)
ProFund VP Semiconductor	1.73%	$1,000.00	$1,090.70	$8.99	$1,016.26	$8.67
ProFund VP Short Dow 30	1.68%	1,000.00	963.40	8.20	1,016.51	8.42
ProFund VP Short Emerging Markets	1.69%	1,000.00	1,018.30	8.48	1,016.46	8.47
ProFund VP Short International	1.68%	1,000.00	1,027.90	8.47	1,016.51	8.42
ProFund VP Short Mid-Cap	1.69%	1,000.00	984.90	8.34	1,016.46	8.47
ProFund VP Short Nasdaq-100	1.68%	1,000.00	759.90	7.35	1,016.51	8.42
ProFund VP Short Small-Cap	1.68%	1,000.00	972.50	8.24	1,016.51	8.42
ProFund VP Small-Cap	1.68%	1,000.00	857.60	7.76	1,016.51	8.42
ProFund VP Small-Cap Growth	1.68%	1,000.00	876.70	7.84	1,016.51	8.42
ProFund VP Small-Cap Value	1.68%	1,000.00	751.40	7.32	1,016.51	8.42
ProFund VP Technology	1.73%	1,000.00	1,153.70	9.26	1,016.26	8.67
ProFund VP Telecommunications	1.68%	1,000.00	934.00	8.08	1,016.51	8.42
ProFund VP UltraBull	1.76%	1,000.00	822.30	7.97	1,016.11	8.82
ProFund VP UltraMid-Cap	1.68%	1,000.00	639.10	6.85	1,016.51	8.42
ProFund VP UltraNasdaq-100	1.68%	1,000.00	1,205.00	9.21	1,016.51	8.42
ProFund VP UltraShort Dow 30	1.51%	1,000.00	833.80	6.88	1,017.35	7.57
ProFund VP UltraShort Nasdaq-100	1.68%	1,000.00	517.30	6.34	1,016.51	8.42
ProFund VP UltraSmall-Cap	1.68%	1,000.00	634.10	6.83	1,016.51	8.42
ProFund VP U.S. Government Plus	1.38%	1,000.00	1,297.10	7.88	1,018.00	6.92
ProFund VP Utilities	1.68%	1,000.00	869.90	7.81	1,016.51	8.42

(1)	Expenses are equal to the average account value, multiplied by the ProFund VP's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP (except the ProFund VP Government Money Market) files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). The ProFund VP Government Money Market files a complete list of portfolio holdings with the Commission on Form N-MFP, within five business days after the end of each month. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

(6/2020)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable __ only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	August 31, 2020

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 25, 2020

* Print the name and title of each signing officer under his or her signature.